UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

Andrew Schlossberg President 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2012 Semi-Annual Report to Shareholders

April 30, 2012

PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)

PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

PowerShares Global Agriculture Portfolio (PAGG)

PowerShares Global Clean Energy Portfolio (PBD)

PowerShares Global Coal Portfolio (PKOL)

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

PowerShares Global Nuclear Energy Portfolio (PKN)

PowerShares Global Steel Portfolio (PSTL)

PowerShares Global Water Portfolio (PIO)

PowerShares Global Wind Energy Portfolio (PWND)

PowerShares MENA Frontier Countries Portfolio (PMNA)

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

International Portfolios

Schedules of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)	7

PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)	9

PowerShares Emerging Markets Infrastructure Portfolio (PXR)	11

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)	13

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)	16

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)	28

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)	45

PowerShares Global Agriculture Portfolio (PAGG)	50

PowerShares Global Clean Energy Portfolio (PBD)	52

PowerShares Global Coal Portfolio (PKOL)	55

PowerShares Global Gold and Precious Metals Portfolio (PSAU)	56

PowerShares Global Nuclear Energy Portfolio (PKN)	58

PowerShares Global Steel Portfolio (PSTL)	60

PowerShares Global Water Portfolio (PIO)	62

PowerShares Global Wind Energy Portfolio (PWND)	64

PowerShares MENA Frontier Countries Portfolio (PMNA)	66

PowerShares S&P International Developed High Quality Portfolio (IDHQ)	68

Statements of Assets and Liabilities	72

Statements of Operations	76

Statements of Changes in Net Assets	80

Financial Highlights	86

Notes to Financial Statements	95

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement	109

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2012

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PIZ	PowerShares DWA Developed Markets Technical Leaders Portfolio	12/28/07	1,094	161	153	189	74	18	35
PIE	PowerShares DWA Emerging Markets Technical Leaders Portfolio	12/28/07	1,094	109	115	225	96	35	45
PXR	PowerShares Emerging Markets Infrastructure Portfolio	10/16/08	892	114	109	180	61	43	53
PAF	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	06/25/07	1,224	139	130	217	130	53	52
PXF	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	06/25/07	1,224	151	165	311	149	53	45
PDN	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	09/27/07	1,158	72	100	157	158	104	90
PXH	PowerShares FTSE RAFI Emerging Markets Portfolio	09/27/07	1,158	129	160	322	154	45	28
PAGG	PowerShares Global Agriculture Portfolio	09/18/08	911	133	125	187	60	31	23
PBD	PowerShares Global Clean Energy Portfolio	06/13/07	1,232	135	134	209	94	54	26
PKOL	PowerShares Global Coal Portfolio	09/18/08	911	125	114	143	34	23	36
PSAU	PowerShares Global Gold and Precious Metals Portfolio	09/18/08	911	131	141	169	65	29	41
PKN	PowerShares Global Nuclear Energy Portfolio	04/03/08	1,029	139	145	125	52	11	9
PSTL	PowerShares Global Steel Portfolio	09/18/08	911	118	99	133	64	35	22
PIO	PowerShares Global Water Portfolio	06/13/07	1,232	180	199	225	69	22	16
PWND	PowerShares Global Wind Energy Portfolio	07/01/08	967	113	116	130	59	25	42
PMNA	PowerShares MENA Frontier Countries Portfolio	07/09/08	962	69	68	132	90	41	76
IDHQ	PowerShares S&P International Developed High Quality Portfolio	06/13/07	1,232	141	121	151	82	34	32

	Closing Price Below NAV (bps)
Ticker	0-24	-25-49	-50-99	-100-149	-150-199	-200+
PIZ	140	97	136	49	24	18
PIE	113	87	130	85	20	34
PXR	108	84	90	37	4	9
PAF	102	102	155	86	35	23
PXF	102	63	106	51	19	9
PDN	83	66	149	84	55	40
PXH	111	82	78	31	11	7
PAGG	139	88	101	18	5	1
PBD	165	157	183	49	16	10
PKOL	135	115	119	44	16	7
PSAU	120	81	86	30	7	11
PKN	184	149	160	37	5	13
PSTL	143	107	145	29	4	12
PIO	188	124	140	37	10	22
PWND	134	110	137	76	19	6
PMNA	75	72	136	102	54	47
IDHQ	176	142	195	99	32	27

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2012.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ) Actual	$1,000.00	$1,038.46	0.80%	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE) Actual	$1,000.00	$1,110.03	0.90%	$4.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	0.90%	$4.52
PowerShares Emerging Markets Infrastructure Portfolio (PXR) Actual	$1,000.00	$1,047.79	0.75%	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF) Actual	$1,000.00	$1,042.12	0.80%	$4.06
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) Actual	$1,000.00	$987.44	0.75%	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) Actual	$1,000.00	$1,027.88	0.75%	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares FTSE RAFI Emerging Markets Portfolio (PXH) Actual	$1,000.00	$1,039.12	0.85%	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
PowerShares Global Agriculture Portfolio (PAGG) Actual	$1,000.00	$1,010.99	0.75%	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares Global Clean Energy Portfolio (PBD) Actual	$1,000.00	$858.01	0.75%	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares Global Coal Portfolio (PKOL) Actual	$1,000.00	$865.25	0.75%	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares Global Gold and Precious Metals Portfolio (PSAU) Actual	$1,000.00	$823.87	0.75%	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares Global Nuclear Energy Portfolio (PKN) Actual	$1,000.00	$994.24	0.75%	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares Global Steel Portfolio (PSTL) Actual	$1,000.00	$948.52	0.75%	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares Global Water Portfolio (PIO) Actual	$1,000.00	$1,036.83	0.75%	$3.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares Global Wind Energy Portfolio (PWND) Actual	$1,000.00	$830.07	0.75%	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares MENA Frontier Countries Portfolio (PMNA) Actual	$1,000.00	$1,020.52	0.70%	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares S&P International Developed High Quality Portfolio Portfolio (IDHQ) Actual	$1,000.00	$1,033.09	0.75%	$3.79
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

Portfolio Composition

PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Industrials	20.7
Consumer Discretionary	19.1
Energy	15.5
Financials	14.2
Materials	10.6
Information Technology	6.2
Consumer Staples	6.0
Health Care	3.1
Utilities	2.5
Telecommunication Services	2.0
Other assets less lialilities	0.1

Schedule of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—11.1%
40,749	Caltex Australia Ltd.	$584,147
45,187	Coca-Cola Amatil Ltd.	585,672
14,532	Cochlear Ltd.	993,188
9,129	Commonwealth Bank of Australia	493,910
166,685	Fortescue Metals Group Ltd.	978,694
209,226	Goodman Group REIT	784,133
76,012	Oil Search Ltd.	581,622
17,100	Orica Ltd.	478,338
57,734	Origin Energy Ltd.	796,979
327,129	Paladin Energy Ltd.(a)	543,189
15,938	Wesfarmers Ltd.	502,413
		7,322,285
	Belgium—1.7%
27,497	KBC Groep NV	531,711
10,335	Umicore SA	560,766
		1,092,477
	Bermuda—1.4%
23,243	Seadrill Ltd.	898,745
	Canada—10.3%
8,449	ATCO Ltd., Class I	625,155
8,168	Canadian National Railway Co.	696,961
6,235	Canadian Pacific Railway Ltd.	482,479
36,226	CGI Group, Inc., Class A(a)	812,926
2,290	Fairfax Financial Holdings Ltd.	938,739
14,841	Fortis, Inc.	514,654
12,026	Imperial Oil Ltd.	559,821
7,619	National Bank of Canada	594,590
13,661	Onex Corp.	542,458
8,168	Royal Bank of Canada	471,999

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,276	Saputo, Inc.	$526,963
		6,766,745
	China—3.9%
47,800	Tencent Holdings Ltd.	1,502,193
1,107,000	Yangzijiang Shipbuilding Holdings Ltd.	1,055,734
		2,557,927
	Finland—2.1%
20,062	Metso Corp. Oyj	860,319
18,599	Sampo Oyj, Class A	494,796
		1,355,115
	France—7.1%
3,281	Christian Dior SA	494,401
6,428	Iliad SA	827,381
3,093	PPR	517,244
8,455	Publicis Groupe SA	435,986
21,628	Societe Generale SA	511,256
5,878	Sodexo	468,034
5,756	Technip SA	650,836
14,924	Valeo SA	732,824
		4,637,962
	Germany—7.3%
5,939	BASF SE	488,848
7,887	Continental AG	764,332
7,166	Fresenius Medical Care AG & Co. KGaA	508,657
133,481	Infineon Technologies AG	1,328,725
9,859	Lanxess AG	784,890
16,737	Symrise AG	485,134
64,490	TUI AG(a)	471,164
		4,831,750

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Hong Kong—3.9%
187,000	BOC Hong Kong (Holdings) Ltd.	$579,723
310,000	CNOOC Ltd.	660,939
124,000	Hang Lung Group Ltd.	778,422
210,000	Tingyi (Cayman Islands) Holding Corp.	560,343
		2,579,427
	Ireland—0.7%
46,895	Kingspan Group PLC	488,474
	Italy—1.5%
267,351	Intesa Sanpaolo SpA	404,453
11,566	Saipem SpA	571,301
		975,754
	Japan—6.7%
206,000	Aozora Bank Ltd.	531,480
3,497	FANUC Corp.	595,206
65,000	Hino Motors Ltd.	464,024
72,000	Hitachi Ltd.	461,694
125,000	Isuzu Motors Ltd.	718,580
22,000	JGC Corp.	637,034
18,700	Komatsu Ltd.	542,182
11,800	Makita Corp.	456,660
		4,406,860
	Luxembourg—0.7%
19,288	SES SA FDR	461,813
	Norway—3.0%
56,642	Petroleum Geo-Services ASA(a)	853,830
16,160	Schibsted ASA	615,837
28,699	Telenor ASA	527,051
		1,996,718
	Portugal—0.8%
28,705	Jeronimo Martins SGPS SA	537,594
	Singapore—4.8%
20,000	Jardine Cycle & Carriage Ltd.	762,467
66,000	Keppel Corp. Ltd.	589,429
226,000	Keppel Land Ltd.	579,019
116,000	SembCorp Industries Ltd.	473,450
187,000	SembCorp Marine Ltd.	767,768
		3,172,133
	Spain—1.6%
6,093	Industria de Diseno Textil SA (Inditex)	547,975
11,277	Red Electrica Corporacion SA	490,905
		1,038,880

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Switzerland— 8.7%
757	Barry Callebaut AG(a)	$728,518
9,349	Cie Financiere Richemont SA	577,843
3,215	Geberit AG(a)	679,732
5,552	Schindler Holding AG	709,560
301	SGS SA	581,340
244	Sika AG	516,952
3,946	Sulzer AG	567,347
1,307	Swatch Group AG	602,777
2,222	Syngenta AG	780,203
		5,744,272
	United Kingdom—20.7%
49,853	AMEC PLC	918,826
111,018	Cairn Energy PLC(a)	619,791
54,503	Compass Group PLC	569,971
83,599	Cookson Group PLC	984,883
736,743	Enterprise Inns PLC(a)	735,762
31,568	Experian PLC	498,520
144,053	GKN PLC	476,496
46,438	IMI PLC	746,166
233,726	Inchcape PLC	1,388,723
523,479	ITV PLC	711,494
59,493	John Wood Group PLC	754,507
104,687	Kingfisher PLC	493,839
316,743	Legal & General Group PLC	604,868
202,146	Old Mutual PLC	485,161
41,822	Petrofac Ltd.	1,178,285
11,827	Rio Tinto PLC	659,222
12,547	SABMiller PLC	527,393
16,002	Shire PLC	522,296
42,238	Travis Perkins PLC	720,176
		13,596,379
	United States—1.9%
14,152	Domtar Corp.	1,238,076
	Total Investments (Cost $62,505,913)—99.9%	65,699,386
	Other assets less liabilities—0.1%	80,089
	Net Assets—100.0%	$65,779,475

Investment Abbreviations:

FDR—Fiduciary Depositary Receipts

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Consumer Staples	20.9
Industrials	20.6
Consumer Discretionary	13.6
Materials	12.2
Financials	11.0
Energy	8.8
Utilities	4.1
Information Technology	3.6
Health Care	3.5
Telecommunication Services	1.6
Money Market Fund	0.0
Other assets less liabilities	0.1

Schedule of Investments

PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Brazil—4.2%
24,460	Cia de Saneamento Basico do Estado de Sao Paulo ADR	$1,936,253
96,480	Cia Paranaense de Energia ADR	2,416,824
52,564	Companhia Energetica de Minas Gerais ADR	1,296,754
63,069	CPFL Energia SA ADR	1,778,546
48,985	Tam SA ADR(a)	1,197,683
		8,626,060
	Chile—0.6%
43,519	Lan Airlines SA ADR	1,226,801
	China—6.8%
12,950	Baidu, Inc. ADR(a)	1,718,465
1,081,000	China Communications Construction Co. Ltd., H-Shares	1,086,887
830,000	China Oilfield Services Ltd., H-Shares	1,345,931
364,872	China Shenhua Energy Co. Ltd., H-Shares	1,620,295
50,531	Focus Media Holding Ltd. ADR	1,207,186
57,133	NetEase, Inc. ADR(a)	3,446,263
1,757,000	Nine Dragons Paper Holdings Ltd.	1,449,492
7,329	PetroChina Co. Ltd. ADR	1,090,702
388,296	Suntech Power Holdings Co. Ltd. ADR(a)	978,506
		13,943,727
	Hong Kong—0.7%
133,056	Hengan International Group Co. Ltd.	1,408,985
	India—0.7%
40,934	ICICI Bank Ltd. ADR	1,387,253

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Indonesia—13.9%
934,584	PT Astra Agro Lestari Tbk	$2,176,171
323,205	PT Astra International Tbk	2,496,878
5,930,916	PT Bank Negara Indonesia (Persero) Tbk	2,597,458
9,454,500	PT Citra Marga Nusaphala Persada Tbk	2,263,196
14,147,676	PT Holcim Indonesia Tbk	3,963,904
800,636	PT Indocement Tunggal Prakarsa Tbk	1,572,437
3,232,604	PT Indofood Sukses Makmur Tbk	1,705,906
1,363,948	PT Semen Gresik (Persero) Tbk	1,803,163
1,165,664	PT Tambang Batubara Bukit Asam Tbk	2,340,079
850,000	PT Unilever Indonesia Tbk	1,835,863
1,850,488	PT United Tractors Tbk	5,959,898
		28,714,953
	Malaysia—20.8%
2,130,400	AirAsia Bhd	2,344,426
1,096,700	Alliance Financial Group Bhd	1,431,581
968,900	AMMB Holdings Bhd	2,004,400
799,440	Boustead Holdings Bhd	1,381,716
1,400,300	Dialog Group Bhd	1,045,829
1,207,800	DiGi.Com Bhd	1,612,529
2,757,500	DRB-Hicom Bhd	2,323,736
1,029,900	Gamuda Bhd	1,211,647
509,300	Genting Bhd	1,740,305
409,400	Hong Leong Bank Bhd	1,653,294
672,300	IJM Corp. Bhd	1,217,516
755,300	IOI Corp. Bhd	1,302,930
2,858,300	Kencana Petroleum Bhd(a)	3,117,115
260,900	Kuala Lumpur Kepong Bhd	2,038,227
3,880,400	Malaysian Resources Corp. Bhd	2,141,529
1,754,800	MMC Corp. Bhd	1,530,956

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,724,500	Multi-Purpose Holdings Bhd	$1,527,317
2,116,830	OSK Holdings Bhd	1,196,226
985,979	Parkson Holdings Bhd	1,697,604
309,700	Petronas Dagangan Bhd	1,981,425
11,768	Pharmaniaga Bhd	18,186
214,400	PPB Group Bhd	1,184,656
2,668,600	SapuraCrest Petroleum Bhd	4,471,184
330,700	Sime Darby Bhd	1,064,447
904,100	Telekom Malaysia Bhd	1,610,409
		42,849,190
	Mexico—16.7%
354,400	Alfa SAB de CV, Class A	5,077,629
1,968,298	Alsea de Mexico SAB de CV(a)	2,708,830
218,196	Coca-Cola Femsa SAB de CV, Series L	2,319,430
2,875,152	Controladora Comercial Mexicana SAB de CV(a)	6,043,621
292,208	Fomento Economico Mexicano SAB de CV	2,376,701
1,610,940	Gruma SAB de CV, Class B(a)	4,419,184
204,900	Grupo Aeroportuario del Sureste SAB de CV, Class B	1,684,690
11,973	Grupo Elektra SAB de CV	729,985
394,200	Grupo Mexico SAB de CV, Series B	1,216,858
229,276	Grupo Modelo SAB de CV, Series C	1,622,633
268,900	Industrias CH SAB de CV, Series B(a)	1,221,845
78,803	Industrias Penoles SAB de CV	3,697,635
360,400	Mexichem SAB de CV	1,345,278
		34,464,319
	Philippines—0.9%
722,466	Jollibee Foods Corp.	1,918,248
	South Africa—7.8%
232,558	Aspen Pharmacare Holdings Ltd.(a)	3,771,868
92,528	Exxaro Resources Ltd.	2,471,345
42,207	Kumba Iron Ore Ltd.	2,992,554
56,658	Naspers Ltd., Class N	3,424,636
106,656	Omnia Holdings Ltd.	1,348,656
101,334	Palabora Mining Co. Ltd.	2,026,641
		16,035,700
	South Korea—10.7%
11,485	CJ O Shopping Co. Ltd.	1,803,860
47,270	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,325,923
28,048	Dongbu Insurance Co. Ltd.	1,121,796
60,020	Hyundai Development Co.	1,266,654
5,911	Hyundai Heavy Industries Co. Ltd.	1,480,202
9,766	Hyundai Mipo Dockyard Co. Ltd.	1,062,907
7,880	Hyundai Motor Co.	1,872,165
4,109	KCC Corp.	1,058,041
52,076	Kia Motors Corp.	3,843,060

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,147	LG Household & Health Care Ltd.	$1,126,575
10,715	Samsung Engineering Co. Ltd.	2,038,469
29,634	SFA Engineering Corp.	1,413,359
64,566	TK Corp.(a)	1,751,088
179,891	Unison Co. Ltd.(a)	1,021,923
		22,186,022
	Thailand—15.1%
8,683,160	Asian Property Development PCL	1,934,297
1,142,919	Bangkok Dusit Medical Services PCL	3,419,465
52,953	Banpu PCL	957,459
1,320,316	BEC World PCL	2,211,261
724,868	Big C Supercenter PCL	4,478,859
1,469,908	Central Pattana PCL	2,402,045
6,009,940	Charoen Pokphand Foods PCL	7,964,392
388,444	Kasikornbank PCL	2,065,385
5,614,924	Land and Houses PCL	1,451,663
203,888	PTT Exploration & Production PCL	1,176,915
404,383	Siam Commercial Bank PCL	2,038,353
1,643,800	Thoresen Thai Agencies PCL	1,026,373
		31,126,467
	Turkey—1.0%
80,466	Anadolu Efes Biracilik ve Malt Sanayii AS	1,132,229
222,935	Aygaz AS	1,029,155
		2,161,384
	Total Common Stocks and Other Equity Interests (Cost $178,084,737)	206,049,109
	Money Market Fund—0.0%
26,263	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $26,263)	26,263
	Total Investments (Cost $178,111,000)—99.9%	206,075,372
	Other assets less liabilities—0.1%	121,682
	Net Assets—100.0%	$206,197,054

Investment Abbreviations:

ADR—American Depositary Receipts

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Industrials	48.8
Materials	48.1
Utilities	1.5
Consumer Discretionary	0.7
Financials	0.7
Money Market Fund	0.1
Other assets less liabilities	0.1

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—0.6%
36,454	Leighton Holdings Ltd.	$781,399
	Brazil—10.9%
172,557	Cia Siderurgica Nacional SA ADR	1,539,208
202,177	Gerdau SA ADR	1,898,442
152,700	Iochpe-Maxion SA	2,665,781
445,400	Magnesita Refratarios SA	1,556,537
169,900	MMX Mineracao e Metalicos SA(a)	794,654
366,500	Paranapanema SA	563,013
174,193	Vale SA ADR	3,867,085
48,000	Weg SA	510,331
		13,395,051
	Cayman Islands—0.5%
1,632,492	Lonking Holdings Ltd.	593,423
	Chile—4.0%
750,572	Besalco SA	1,471,558
62,752	Cap SA	2,635,441
307,205	Salfacorp SA	786,161
		4,893,160
	China—18.5%
2,649,327	Angang Steel Co. Ltd., H-Shares(a)	1,813,403
1,103,187	Anhui Conch Cement Co. Ltd., H-Shares(a)	3,697,317
992,550	BBMG Corp. H-Shares	857,218
988,000	China Communications Construction Co. Ltd., H-Shares(a)	993,381
1,110,999	China Molybdenum Co. Ltd., H-Shares(a)	432,499
642,000	China National Building Material Co. Ltd., H-Shares(a)	867,282
1,601,977	China Railway Construction Corp. Ltd., H-Shares	1,278,236
3,246,088	China Railway Group Ltd., H-Shares	1,288,770

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
829,504	Dongfang Electric Corp. Ltd., H-Shares(a)	$2,261,482
979,958	First Tractor Co. Ltd., H-Shares	914,556
498,429	Guangzhou Shipyard International Co. Ltd., H-Shares(a)	429,185
573,414	Harbin Power Equipment Co. Ltd., H-Shares(a)	597,972
3,984,100	Hunan Non-Ferrous Metal Corp. Ltd., H-Shares(a)	1,165,790
1,177,516	Jiangxi Copper Co. Ltd., H-Shares	2,847,501
7,005,541	Metallurgical Corp. of China Ltd., H-Shares	1,562,255
2,522,454	Shanghai Electric Group Co. Ltd., H-Shares(a)	1,271,347
1,220,157	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	603,964
		22,882,158
	Egypt—0.7%
20,970	Orascom Construction Industries	922,573
	France—1.5%
45,446	Alstom SA	1,622,848
14,338	Areva SA(a)	250,972
		1,873,820
	India—1.5%
32,715	Larsen & Toubro Ltd. GDR	764,877
67,100	Mahindra & Mahindra Ltd. GDR	911,889
20,587	Sterlite Industries (India) Ltd. ADR	168,607
		1,845,373
	Indonesia—7.2%
2,829,631	PT Aneka Tambang Tbk	529,565
1,259,851	PT Holcim Indonesia Tbk	352,986
1,531,136	PT Indocement Tunggal Prakarsa Tbk	3,007,127
1,788,997	PT International Nickel Indonesia Tbk	603,437
2,466,237	PT Semen Gresik (Persero) Tbk	3,260,408

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
337,000	PT United Tractors Tbk	$1,085,382
		8,838,905
	Malaysia—6.6%
3,745,759	Dialog Group Bhd	2,797,560
1,528,284	Gamuda Bhd	1,797,981
860,607	IJM Corp. Bhd	1,558,535
244,024	Lafarge Malayan Cement Bhd	579,819
346,282	Malaysia Marine And Heavy Engineering Holdings Bhd	576,755
1,021,009	WCT Bhd	792,918
		8,103,568
	Mexico—3.7%
236,667	Cemex SAB de CV ADR(a)	1,711,103
1,570,487	Empresas ICA SAB de CV(a)	2,847,187
		4,558,290
	Russia—4.1%
165,409	LSR Group OJSC GDR	884,938
25,653	Magnitogorsk Iron & Steel Works GDR(a)	135,448
16,688	Mechel ADR(a)(b)	145,019
174,281	MMC Norilsk Nickel OJSC ADR	3,091,745
19,301	Novolipetsk Steel OJSC GDR	416,901
33,172	Severstal GDR	448,817
		5,122,868
	Singapore—2.5%
1,443,508	Hyflux Ltd.	1,674,156
2,355,483	Midas Holdings Ltd.	694,861
183,000	SembCorp Marine Ltd.	751,346
		3,120,363
	South Africa—11.0%
81,456	African Rainbow Minerals Ltd.	1,902,355
29,351	Assore Ltd.	1,003,595
291,941	Aveng Ltd.	1,497,723
948,868	Murray & Roberts Holdings Ltd.(a)	3,500,337
353,140	Pretoria Portland Cement Co. Ltd.	1,411,621
150,090	Reunert Ltd.	1,394,358
161,004	Wilson Bayly Holmes-Ovcon Ltd.	2,824,267
		13,534,256
	Sweden—2.8%
143,731	Atlas Copco AB, Class A	3,420,462
	Switzerland—3.0%
202,252	ABB Ltd.(a)	3,724,155
	Taiwan—12.5%
2,067,648	Asia Cement Corp.	2,488,242
3,721,200	BES Engineering Corp.	977,168
2,591,292	China Steel Corp.	2,577,230
2,080,819	Chung Hung Steel Corp.	637,600

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,239,959	CTCI Corp.	$2,394,292
3,306,360	Goldsun Development & Construction Co. Ltd.	1,273,484
2,655,573	Taiwan Cement Corp.	3,168,486
1,965,076	Tung Ho Steel Enterprise Corp.	1,870,316
		15,386,818
	Turkey—3.6%
77,109	Aksa Enerji Uretim AS(a)	169,215
56,644	Aslan Cimento AS(a)	1,948,300
105,785	Cimsa Cimento Sanayi ve Tica	472,708
2,420	Konya Cimento Sanayii AS	455,397
380,077	Tekfen Holding AS	1,382,923
		4,428,543
	United Kingdom—0.3%
69,831	Evraz PLC(a)	418,882
	United States—4.3%
37,065	Caterpillar, Inc.	3,809,170
25,772	Pall Corp.	1,536,269
		5,345,439
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $129,666,052)—99.8%	123,189,506
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—0.1%
111,600	Invesco Liquid Assets Portfolio - Institutional Class (Cost $111,600)(c)(d)	111,600
	Total Investments (Cost $129,777,652)—99.9%	123,301,106
	Other assets less liabilities—0.1%	104,952
	Net Assets—100.0%	$123,406,058

Investment Abbreviations:

ADR—American Depositary Receipts

GDR—Global Depositary Receipts

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2012.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Financials	39.4
Industrials	14.1
Materials	12.3
Information Technology	9.2
Consumer Discretionary	8.4
Consumer Staples	5.0
Telecommunication Services	4.3
Energy	3.8
Utilities	2.8
Health Care	0.6
Liabilities in excess of other assets	0.1

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—42.1%
11,407	AGL Energy Ltd.	$177,891
35,846	Amcor Ltd.	280,627
94,851	AMP Ltd.	421,639
29,680	Asciano Ltd.	146,149
3,016	ASX Ltd.	100,474
77,855	Australia & New Zealand Banking Group Ltd.	1,937,928
13,318	Bendigo & Adelaide Bank Ltd.	104,401
64,697	BHP Billiton Ltd.	2,394,392
569,873	BlueScope Steel Ltd.(a)	234,340
31,270	Boral Ltd.	123,053
32,507	Brambles Ltd.	244,673
9,788	Caltex Australia Ltd.	140,314
50,625	CFS Retail Property Trust REIT	101,454
11,807	Coca-Cola Amatil Ltd.	153,031
41,755	Commonwealth Bank of Australia	2,259,085
10,417	Computershare Ltd.	91,203
11,693	Crown Ltd.	110,774
6,372	CSL Ltd.	243,187
51,267	CSR Ltd.	93,133
153,560	Dexus Property Group REIT	149,473
24,103	Downer EDI Ltd.(a)	90,584
140,961	Goodman Fielder Ltd.	96,120
35,162	Goodman Group REIT	131,779
57,778	GPT Group REIT	196,690
656,750	GPT Group-In Specie REIT(a)	—
43,104	Incitec Pivot Ltd.	146,736
82,321	Insurance Australia Group Ltd.	303,379
5,087	Leighton Holdings Ltd.	109,041
27,324	Lend Lease Group	211,920
19,874	Macquarie Group Ltd.	604,350

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
41,783	Metcash Ltd.	$172,253
133,727	Mirvac Group REIT	180,285
87,275	National Australia Bank Ltd.	2,292,337
4,130	Newcrest Mining Ltd.	113,078
12,804	Oil Search Ltd.	97,973
151,841	OneSteel Ltd.	206,287
8,195	Orica Ltd.	229,239
22,663	Origin Energy Ltd.	312,847
8,871	OZ Minerals Ltd.	86,164
103,341	Qantas Airways Ltd.(a)	175,898
58,862	QBE Insurance Group Ltd.	848,091
10,379	Rio Tinto Ltd.	716,915
17,634	Santos Ltd.	257,377
9,282	Sims Metal Management Ltd.	137,408
9,874	Sonic Healthcare Ltd.	129,622
97,169	Stockland REIT	313,589
76,072	Suncorp Group Ltd.	644,645
43,671	Sydney Airport	132,299
92,174	TABCORP Holdings Ltd.	275,399
62,078	Tatts Group Ltd.	166,736
193,890	Telstra Corp. Ltd.	714,546
26,746	Toll Holdings Ltd.	163,165
22,038	Transurban Group	134,673
28,926	Wesfarmers Ltd.	911,834
4,352	Wesfarmers Ltd. PPS	141,764
78,245	Westfield Group REIT	752,662
88,282	Westpac Banking Corp.	2,089,022
10,921	Woodside Petroleum Ltd.	397,016
34,976	Woolworths Ltd.	944,521
4,136	WorleyParsons Ltd.	121,638
		25,257,103

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Cayman Islands—0.2%
62,000	Belle International Holdings Ltd.	$121,638
	Hong Kong—15.3%
124,000	AIA Group Ltd.	441,159
55,662	Bank of East Asia Ltd. (The)	207,717
119,932	BOC Hong Kong (Holdings) Ltd.	371,804
77,904	Cathay Pacific Airways Ltd.	132,154
170,000	Chaoda Modern Agriculture (Holdings) Ltd.(a)	12,052
41,673	Cheung Kong (Holdings) Ltd.	554,369
23,480	China Ocean Resources Co. Ltd.	88,612
54,345	CLP Holdings Ltd.	465,499
129,779	Esprit Holdings Ltd.	267,663
88,000	First Pacific Co. Ltd.	95,626
308,000	GOME Electrical Appliances Holdings Ltd.	55,583
19,799	Hang Lung Group Ltd.	124,290
41,427	Hang Lung Properties Ltd.	153,260
24,060	Hang Seng Bank Ltd.	330,611
34,580	Henderson Land Development Co. Ltd.	197,020
70,600	Hong Kong & China Gas Co. Ltd.	180,555
7,000	Hong Kong Exchanges & Clearing Ltd.	111,978
61,000	Hongkong Land Holdings Ltd.	378,810
114,948	Hutchison Whampoa Ltd.	1,106,103
6,000	Jardine Matheson Holdings Ltd.	297,900
4,000	Jardine Strategic Holdings Ltd.	128,720
21,890	Kerry Properties Ltd.	100,029
31,500	Kingboard Chemical Holdings Ltd.	88,315
109,334	Li & Fung Ltd.	233,952
52,500	Link (The) REIT	218,588
37,694	MTR Corp. Ltd.	134,105
164,602	New World Development Co. Ltd.	205,176
294,454	Noble Group Ltd.	280,818
23,939	Orient Overseas International Ltd.	163,548
184,000	Pacific Basin Shipping Ltd.	96,770
418,029	PCCW Ltd.	155,729
33,684	Power Assets Holdings Ltd.	251,835
71,684	Sino Land Co. Ltd.	123,820
45,888	Sun Hung Kai Properties Ltd.	553,655
37,520	Swire Pacific Ltd., Class A	443,261
41,236	Wharf Holdings Ltd. (The)	246,106
32,000	Wheelock & Co. Ltd.	108,073
27,736	Yue Yuen Industrial (Holdings) Ltd.	92,957
		9,198,222
	Multinational—0.0%
18,174	HKT Trust/HKT Ltd.(a)	14,126
	New Zealand—0.8%
27,831	Fletcher Building Ltd.	142,540
157,128	Telecom Corp. of New Zealand Ltd.	338,098
		480,638

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Singapore—7.1%
93,000	CapitaLand Ltd.	$220,981
14,000	City Developments Ltd.	114,734
84,000	ComfortDelGro Corp. Ltd.	103,871
52,000	DBS Group Holdings Ltd.	586,697
35,000	Fraser & Neave Ltd.	199,143
222,000	Golden Agri-Resources Ltd.	131,876
3,000	Jardine Cycle & Carriage Ltd.	114,370
30,000	Keppel Corp. Ltd.	267,922
61,000	Oversea-Chinese Banking Corp. Ltd.	441,736
27,000	SembCorp Industries Ltd.	110,200
36,000	Singapore Airlines Ltd.	311,323
50,000	Singapore Press Holdings Ltd.	160,430
38,000	Singapore Technologies Engineering Ltd.	92,443
245,000	Singapore Telecommunications Ltd.	617,797
35,000	United Overseas Bank Ltd.	544,533
54,000	Wilmar International Ltd.	212,543
		4,230,599
	South Korea—34.4%
1,228	Cheil Industries, Inc.	105,401
1,227	CJ Corp.	84,795
1,420	Daelim Industrial Co. Ltd.	131,932
2,680	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	75,174
3,185	Dongbu Insurance Co. Ltd.	127,386
5,100	Dongkuk Steel Mill Co. Ltd.	79,651
1,933	Doosan Corp.	236,039
1,835	Doosan Heavy Industries & Construction Co. Ltd.	86,544
1,426	GS Engineering & Construction Corp.	106,370
4,310	GS Holdings	227,299
11,070	Hana Financial Group, Inc.	380,550
2,470	Hankook Tire Co. Ltd.	104,690
11,917	Hanwha Corp.	305,801
310	Honam Petrochemical Corp.	74,611
2,958	Hyosung Corp.	151,548
608	Hyundai Department Store Co. Ltd.	85,810
4,200	Hyundai Development Co.	88,636
1,666	Hyundai Engineering & Construction Co. Ltd.	105,256
1,852	Hyundai Heavy Industries Co. Ltd.	463,768
3,060	Hyundai Marine & Fire Insurance Co. Ltd.	78,522
807	Hyundai Mipo Dockyard Co. Ltd.	87,832
1,181	Hyundai MOBIS	321,343
6,293	Hyundai Motor Co.	1,495,118
1,296	Hyundai Steel Co.	113,072
9,300	Industrial Bank of Korea	102,865
3,900	Kangwon Land, Inc.	83,685
14,698	KB Financial Group, Inc.	500,717
5,627	Kia Motors Corp.	415,257
23,990	Korea Electric Power Corp.(a)	460,642

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
23,100	Korea Exchange Bank	$175,582
2,970	Korea Gas Corp.	116,028
14,500	Korea Life Insurance Co. Ltd.(a)	87,632
221	Korea Zinc Co. Ltd.	71,573
2,321	Korean Air Lines Co. Ltd.(a)	91,392
12,280	KT Corp.	319,462
2,154	KT&G Corp.	147,904
633	Kumho Petro Chemical Co., Ltd.	59,652
840	LG Chem Ltd.	211,463
9,195	LG Corp.	468,649
16,510	LG Display Co. Ltd.(a)	363,764
9,666	LG Electronics, Inc.	600,423
2,358	LG International Corp.	96,605
15,770	LG Uplus Corp.	78,283
357	Lotte Shopping Co. Ltd.	110,879
2,425	LS Corp.	162,436
429	OCI Co. Ltd.	81,235
4,022	POSCO	1,336,366
5,249	Samsung C&T Corp.	356,707
1,262	Samsung Electro-Mechanics Co. Ltd.	122,278
3,395	Samsung Electronics Co. Ltd.	4,175,689
1,563	Samsung Fire & Marine Insurance Co. Ltd.	298,735
6,250	Samsung Heavy Industries Co. Ltd.	230,616
2,325	Samsung Life Insurance Co. Ltd.	205,730
1,026	Samsung SDI Co. Ltd.	147,982
1,841	Samsung Securities Co. Ltd.	81,777
21,349	Shinhan Financial Group Co. Ltd.	746,188
877	Shinsegae Co. Ltd.	192,453
3,468	SK C&C Co. Ltd.	286,922
6,331	SK Holdings Co. Ltd.	680,647
10,490	SK Hynix, Inc.(a)	260,365
3,126	SK Innovation Co. Ltd.	437,038
2,859	SK Telecom Co. Ltd.	341,524
3,283	S-Oil Corp.	284,398
12,100	STX Corp.	133,299
6,730	STX Offshore & Shipbuilding Co. Ltd.	76,225
28,300	Woori Finance Holdings Co. Ltd.	299,246
		20,617,461
	Total Investments (Cost $56,922,404)—99.9%	59,919,787
	Other assets less liabilities—0.1%	41,882
	Net Assets—100.0%	$59,961,669

Investment Abbreviations:

PPS—Price Protected Shares

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Financials	27.2
Industrials	11.9
Energy	11.0
Consumer Discretionary	9.9
Materials	8.6
Telecommunication Services	7.7
Consumer Staples	7.4
Utilities	6.1
Health Care	5.3
Information Technology	4.5
Money Market Fund	4.1
Real Estate	0.1
Liabilities in excess of other assets	(3.8)

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Australia—5.2%
6,615	AGL Energy Ltd.	$103,160
21,244	Amcor Ltd.	166,313
56,212	AMP Ltd.	249,878
17,590	Asciano Ltd.	86,616
1,979	ASX Ltd.	65,928
46,140	Australia & New Zealand Banking Group Ltd.	1,148,494
8,986	Bendigo & Adelaide Bank Ltd.	70,442
38,342	BHP Billiton Ltd.	1,419,011
337,732	BlueScope Steel Ltd.(a)	138,880
18,907	Boral Ltd.	74,402
19,266	Brambles Ltd.	145,011
6,083	Caltex Australia Ltd.	87,201
33,946	CFS Retail Property Trust REIT	68,028
6,996	Coca-Cola Amatil Ltd.	90,676
24,745	Commonwealth Bank of Australia	1,338,787
6,516	Computershare Ltd.	57,049
6,928	Crown Ltd.	65,633
3,777	CSL Ltd.	144,149
30,384	CSR Ltd.	55,197
91,008	Dexus Property Group REIT	88,585
14,284	Downer EDI Ltd.(a)	53,682
83,541	Goodman Fielder Ltd.	56,966
20,838	Goodman Group REIT	78,096
34,241	GPT Group REIT	116,564
231,466	GPT Group-In Specie REIT(a)	—
25,545	Incitec Pivot Ltd.	86,961
48,787	Insurance Australia Group Ltd.	179,795
3,204	Leighton Holdings Ltd.	68,678

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,985	Lend Lease Group	$123,977
11,777	Macquarie Group Ltd.	358,128
24,761	Metcash Ltd.	102,079
79,254	Mirvac Group REIT	106,847
51,723	National Australia Bank Ltd.	1,358,540
2,388	Newcrest Mining Ltd.	65,382
7,589	Oil Search Ltd.	58,069
89,988	OneSteel Ltd.	122,255
4,857	Orica Ltd.	135,865
13,432	Origin Energy Ltd.	185,420
5,258	OZ Minerals Ltd.	51,071
61,246	Qantas Airways Ltd.(a)	104,248
34,883	QBE Insurance Group Ltd.	502,599
6,152	Rio Tinto Ltd.	424,941
10,451	Santos Ltd.	152,538
5,865	Sims Metal Management Ltd.	86,824
5,851	Sonic Healthcare Ltd.	76,810
57,492	Stockland REIT	185,541
45,703	Suncorp Group Ltd.	387,294
27,089	Sydney Airport	82,065
54,627	TABCORP Holdings Ltd.	163,215
36,791	Tatts Group Ltd.	98,817
114,909	Telstra Corp. Ltd.	423,476
17,131	Toll Holdings Ltd.	104,509
13,061	Transurban Group	79,815
17,142	Wesfarmers Ltd.	540,367
2,580	Wesfarmers Ltd.- PPS	84,042
46,371	Westfield Group REIT	446,056
52,319	Westpac Banking Corp.	1,238,028

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,473	Woodside Petroleum Ltd.	$235,316
20,729	Woolworths Ltd.	559,783
2,451	WorleyParsons Ltd.	72,083
		15,020,182
	Austria—0.5%
14,992	Erste Group Bank AG	345,163
6,221	Immoeast AG(a)	—
37,101	Immofinanz AG(a)	130,423
7,211	OMV AG	244,091
2,587	Raiffeisen Bank International AG	85,892
15,598	Telekom Austria AG	171,062
1,287	Vienna Insurance Group AG Wiener Versicherung Gruppe	52,465
7,523	Voestalpine AG	243,500
6,001	Wienerberger AG	69,871
		1,342,467
	Belgium—0.8%
199,558	Ageas(b)	363,172
7,901	Anheuser-Busch InBev NV(b)	569,404
1,783	Bekaert SA NV	52,814
6,340	Belgacom SA(b)	180,078
1,375	Colruyt SA	56,325
6,049	Delhaize Group SA	294,426
220,612	Dexia SA(a)(b)	55,478
1,143	D'ieteren SA	50,407
1,937	Groupe Bruxelles Lambert SA(b)	134,364
11,411	KBC Groep NV	220,655
1,067	Solvay SA	129,826
2,981	UCB SA(b)	139,217
2,482	Umicore SA(b)	134,671
		2,380,837
	Bermuda—0.1%
12,950	Catlin Group Ltd.	88,742
14,715	Frontline Ltd.	97,229
4,224	Lancashire Holdings Ltd.	55,216
3,673	Seadrill Ltd.	142,025
		383,212
	Canada—6.7%
1,505	Agnico-Eagle Mines Ltd.	60,112
1,645	Agrium, Inc.	144,894
3,136	Alimentation Couche Tard, Inc., Class B	136,017
4,536	ARC Resources Ltd.	93,388
1,137	ATCO Ltd., Class I	84,128
11,670	Bank of Montreal(b)	693,030
17,070	Bank of Nova Scotia	946,846
8,496	Barrick Gold Corp.	343,641
1,137	Baytex Energy Corp.	60,087
5,476	BCE, Inc.	221,823
1,550	Bombardier, Inc., Class A	6,621

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
35,724	Bombardier, Inc., Class B	$151,148
3,089	Bonavista Energy Corp.	55,717
12,185	Brookfield Asset Management, Inc., Class A	402,076
6,514	Brookfield Office Properties, Inc.	117,957
4,069	Cameco Corp.	90,033
6,939	Canadian Imperial Bank of Commerce	523,472
4,547	Canadian National Railway Co.	387,987
12,915	Canadian Natural Resources Ltd.	448,649
11,992	Canadian Oil Sands Ltd.	264,978
1,993	Canadian Pacific Railway Ltd.	154,223
1,968	Canadian Tire Corp. Ltd., Class A	137,628
1,163	Canadian Utilities Ltd., Class A	81,920
8,987	Celestica, Inc.(a)	80,505
9,683	Cenovus Energy, Inc.	351,370
3,155	CGI Group, Inc., Class A(a)	70,800
4,189	CI Financial Corp.	100,278
2,415	Crescent Point Energy Corp.	105,503
2,084	Emera, Inc.	73,745
1,254	Empire Co. Ltd., Class A	73,797
7,978	Enbridge, Inc.	334,237
35,922	Encana Corp.	752,291
6,010	Enerplus Corp.	111,203
429	Fairfax Financial Holdings Ltd.	175,860
2,602	Finning International, Inc.	72,691
3,186	First Quantum Minerals Ltd.	66,174
3,204	Fortis, Inc.	111,108
2,292	George Weston Ltd.	146,459
5,449	Goldcorp, Inc.	208,650
7,189	Great-West Lifeco, Inc.	181,917
2,385	H&R REIT	58,904
7,203	Husky Energy, Inc.	187,885
2,265	IGM Financial, Inc.	106,263
3,648	Imperial Oil Ltd.	169,818
2,678	Industrial Alliance Insurance & Financial Services, Inc.	85,386
1,616	Intact Financial Corp.	104,326
14,722	Kinross Gold Corp.	131,879
3,686	Loblaw Cos. Ltd.	124,427
5,915	Magna International, Inc.	259,184
63,553	Manulife Financial Corp.	869,073
1,630	Methanex Corp.	57,383
2,176	Metro, Inc.	120,038
2,625	National Bank of Canada	204,856
11,152	Nexen, Inc.	215,488
4,688	Onex Corp.	186,153
2,272	Pembina Pipeline Corp.	68,715
12,961	Pengrowth Energy Corp.	116,497
13,006	Penn West Petroleum Ltd.	222,877
4,243	Potash Corp. of Saskatchewan, Inc.	180,380
16,624	Power Corp. of Canada	460,212
8,278	Power Financial Corp.	248,017

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,019	Precision Drilling Corp.(a)	$64,652
1,556	Quebecor, Inc., Class B	61,156
23,810	Research In Motion Ltd.(a)	340,539
2,883	RioCan REIT	79,199
2,315	Rogers Communications, Inc., Class B	86,395
22,943	Royal Bank of Canada	1,325,792
1,723	Saputo, Inc.	80,521
6,324	Shaw Communications, Inc., Class B	130,327
10,690	Sherritt International Corp.	61,135
3,634	Shoppers Drug Mart Corp.	156,549
2,831	Sino-Forest Corp.(a)	—
2,188	SNC-Lavalin Group, Inc.	82,254
21,894	Sun Life Financial, Inc.	536,740
18,811	Suncor Energy, Inc.	621,290
7,217	Superior Plus Corp.	54,276
21,763	Talisman Energy, Inc.	284,608
8,674	Teck Resources Ltd., Class B	323,623
1,125	TELUS Corp.	67,538
909	TELUS Corp. NVTG	53,337
8,726	Thomson Reuters Corp.	260,733
1,008	Tim Hortons, Inc.	58,177
12,470	Toronto-Dominion Bank (The)	1,053,819
5,701	TransAlta Corp.	94,521
11,052	TransCanada Corp.	486,178
2,120	Valeant Pharmaceuticals International, Inc.(a)	117,915
1,168	Vermilion Energy, Inc.	56,630
8,919	Viterra, Inc.	143,632
5,385	Yamana Gold, Inc.	78,980
		19,561,240
	Cayman Islands—0.0%
36,000	Belle International Holdings Ltd.	70,629
	Cyprus—0.0%
154,364	Bank of Cyprus PLC	91,939
143,484	Cyprus Popular Bank PCL(a)	38,361
		130,300
	Denmark—0.7%
23	A P Moeller - Maersk A/S, Class A	171,378
56	A P Moeller - Maersk A/S, Class B	437,993
2,436	Carlsberg A/S, Class B	209,944
31,359	Danske Bank A/S(a)	509,115
3,043	DSV A/S	69,300
752	FLSmidth & Co. A/S	52,849
1,897	Jyske Bank A/S(a)	59,402
2,209	Novo Nordisk A/S, Class B	325,815
13,279	Vestas Wind Systems A/S(a)(b)	117,208
		1,953,004
	Finland—1.0%
4,002	Elisa Oyj	90,258
10,440	Fortum Oyj	224,540
3,071	Kesko Oyj, Class B	82,024

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,555	Kone Oyj, Class B	$96,217
3,422	Metso Corp. Oyj	146,746
8,485	Neste Oil Oyj	100,287
257,559	Nokia Oyj	925,181
1,531	Nokian Renkaat Oyj	72,604
51,858	Outokumpu Oyj(a)	84,217
4,912	Pohjola Bank PLC, Class A	52,855
7,453	Rautaruukki Oyj	70,087
13,592	Sampo Oyj, Class A	361,593
24,305	Stora Enso Oyj, Class R	165,670
22,658	UPM-Kymmene Oyj	289,994
4,047	Wartsila Oyj	163,799
3,434	YIT Oyj	73,766
		2,999,838
	France—10.7%
6,887	Accor SA	237,863
33,315	Air France-KLM(a)(b)	159,841
4,034	Air Liquide SA	518,810
94,541	Alcatel-Lucent(a)	145,651
8,412	Alstom SA	300,387
1,147	Arkema SA	101,577
1,048	Atos	67,488
134,397	AXA SA(a)	1,903,328
49,070	BNP Paribas SA	1,971,129
15,840	Bouygues SA(b)	430,202
4,626	Cap Gemini	180,560
46,560	Carrefour SA	935,151
1,902	Casino Guichard Perrachon SA(a)	186,765
1,388	Christian Dior SA	209,152
21,024	Cie de Saint-Gobain	880,564
3,835	Cie Generale de Geophysique-Veritas(a)	109,181
4,280	Cie Generale des Etablissements Michelin, Class B	319,608
7,079	CNP Assurances	99,316
101,938	Credit Agricole SA	523,894
8,671	DANONE SA	609,976
12,660	EDF SA	267,847
4,746	Eiffage SA	161,311
348	Eramet	46,267
1,750	Essilor International SA	154,121
935	Eurazeo	47,911
1,460	Eutelsat Communications SA	51,962
2,469	Faurecia	53,070
874	Fonciere des Regions REIT	67,730
128,905	France Telecom SA	1,763,277
72,391	GDF Suez(b)	1,666,190
6,693	Groupe Eurotunnel SA	56,314
624	ICADE REIT(a)	52,634
910	Imerys SA	51,718
1,903	Klepierre REIT	60,248
10,853	Lafarge SA	423,106
6,667	Lagardere SCA	202,072

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,344	Legrand SA	$146,612
3,305	L'Oreal SA(b)	397,583
3,438	LVMH Moet Hennessy Louis Vuitton SA(b)	569,478
3,520	Metropole Television SA	54,043
38,490	Natixis	117,272
953	Neopost SA	54,786
1,558	Nexans SA	77,875
15,052	PagesJaunes Groupe(b)	43,231
3,095	Pernod-Ricard SA	321,198
2,080	PPR	347,839
36,387	PSA Peugeot Citroen	436,811
2,227	Publicis Groupe SA	114,836
1,572	Rallye SA	52,463
11,991	Renault SA	544,761
2,551	Rexel SA	53,347
3,756	Safran SA	139,195
31,370	Sanofi	2,394,029
10,097	Schneider Electric SA(a)	620,218
6,497	SCOR SE	171,767
47,962	Societe Generale	1,133,754
5,935	Societe Television Francaise 1(b)	57,343
2,350	Sodexo	187,118
25,147	STMicroelectronics NV	142,619
16,640	Suez Environnement Co.	234,664
25,978	Technicolor SA(a)	54,979
1,529	Technip SA	172,885
2,558	Thales SA	88,619
81,146	Total SA	3,873,945
1,505	Unibail-Rodamco SE REIT	281,262
2,687	Valeo SA	131,942
3,542	Vallourec SA	212,976
57,631	Veolia Environnement	844,010
16,583	Vinci SA	768,195
61,288	Vivendi SA	1,132,809
767	Wendel	57,377
561	Zodiac Aerospace	61,732
		31,109,794
	Germany—9.0%
2,873	Adidas AG	239,561
20,137	Allianz SE	2,243,592
1,783	Aurubis AG	98,938
20,130	BASF SE(b)	1,656,932
15,358	Bayer AG(b)	1,081,604
7,190	Bayerische Motoren Werke AG	683,367
964	Beiersdorf AG	67,623
990	Bilfinger Berger AG	90,530
1,029	Brenntag AG	128,158
18,031	Celesio AG	310,841
153,530	Commerzbank AG(a)	332,239
1,777	Continental AG(b)	172,210

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
35,026	Daimler AG	$1,936,169
38,909	Deutsche Bank AG	1,692,739
3,532	Deutsche Boerse AG	221,725
17,768	Deutsche Lufthansa AG	231,194
41,309	Deutsche Post AG	770,911
179,151	Deutsche Telekom AG	2,019,511
1,319	Douglas Holding AG	60,578
100,500	E.ON AG(b)	2,276,581
3,817	Freenet AG	66,333
2,538	Fresenius Medical Care AG & Co. KGaA	180,152
2,379	Fresenius SE & Co. KGaA	237,414
2,802	GEA Group AG	92,455
2,251	Hannover Rueckversicherung AG	136,050
6,719	HeidelbergCement AG(b)	369,368
1,799	Henkel AG & Co. KGaA	110,100
2,476	Henkel AG & Co. KGaA (Preference)	184,174
2,655	Hochtief AG	155,636
10,432	Infineon Technologies AG	103,844
2,986	K+S AG	149,212
1,587	Lanxess AG	126,343
1,925	Linde AG(b)	329,435
1,455	MAN SE(b)	183,795
903	Merck KGaA	99,199
10,892	Metro AG	351,393
8,350	Muenchener Rueckversicherungs- Gesellschaft AG(b)	1,211,812
2,047	Porsche Automobil Holding SE (Preference)	124,940
2,090	ProSiebenSat.1 Media AG (Preference)	53,056
32,809	RWE AG	1,410,205
2,288	Salzgitter AG	119,435
6,117	SAP AG	405,536
18,206	Siemens AG	1,686,035
1,802	Symrise AG	52,232
21,129	ThyssenKrupp AG	500,579
29,654	TUI AG(a)	216,652
844	Volkswagen AG	144,047
4,925	Volkswagen AG (Preference)	932,795
942	Wincor Nixdorf AG	36,518
		26,083,748
	Greece—0.3%
101,416	Alpha Bank AE(a)	142,283
3,963	Coca-Cola Hellenic Bottling Co. SA(a)	78,678
56,208	EFG Eurobank Ergasias SA(a)	44,785
26,039	Hellenic Telecommunications Organization SA	85,126
103,898	National Bank of Greece SA(a)	231,024
22,446	OPAP SA	200,532
108,782	Piraeus Bank SA(a)	37,434
16,744	Public Power Corp. SA	56,290
		876,152

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Hong Kong—1.9%
73,800	AIA Group Ltd.	$262,561
34,295	Bank of East Asia Ltd. (The)	127,980
71,242	BOC Hong Kong (Holdings) Ltd.	220,859
47,085	Cathay Pacific Airways Ltd.	79,873
84,000	Chaoda Modern Agriculture (Holdings) Ltd.(a)	5,955
24,435	Cheung Kong (Holdings) Ltd.	325,055
13,400	China Ocean Resources Co. Ltd.	50,570
32,210	CLP Holdings Ltd.	275,899
76,716	Esprit Holdings Ltd.	158,223
50,000	First Pacific Co. Ltd.	54,333
182,000	GOME Electrical Appliances Holdings Ltd.	32,845
11,072	Hang Lung Group Ltd.	69,505
23,607	Hang Lung Properties Ltd.	87,335
14,369	Hang Seng Bank Ltd.	197,446
19,863	Henderson Land Development Co. Ltd.	113,170
43,443	Hong Kong & China Gas Co. Ltd.	111,103
4,300	Hong Kong Exchanges & Clearing Ltd.	68,787
37,000	Hongkong Land Holdings Ltd.	229,770
68,856	Hutchison Whampoa Ltd.	662,576
3,600	Jardine Matheson Holdings Ltd.	178,740
2,500	Jardine Strategic Holdings Ltd.	80,450
11,987	Kerry Properties Ltd.	54,776
18,000	Kingboard Chemical Holdings Ltd.	50,466
65,962	Li & Fung Ltd.	141,145
31,500	Link (The) REIT	131,153
22,875	MTR Corp. Ltd.	81,383
96,928	New World Development Co. Ltd.	120,820
173,509	Noble Group Ltd.	165,474
13,664	Orient Overseas International Ltd.	93,351
114,000	Pacific Basin Shipping Ltd.	59,955
291,320	PCCW Ltd.	108,526
19,554	Power Assets Holdings Ltd.	146,193
41,685	Sino Land Co. Ltd.	72,003
27,733	Sun Hung Kai Properties Ltd.	334,608
22,808	Swire Pacific Ltd., Class A	269,454
25,201	Wharf Holdings Ltd. (The)	150,405
18,000	Wheelock & Co. Ltd.	60,791
15,648	Yue Yuen Industrial (Holdings) Ltd.	52,444
		5,485,982
	Ireland—0.3%
23,572	CRH PLC	477,808
3,453	DCC PLC	87,291
322,685	Governor & Co. of the Bank of Ireland (The)(a)	47,834
5,231	Irish Bank Resolution Corp. Ltd.(a)	—
1,623	Kerry Group PLC, Class A	74,186
8,981	Smurfit Kappa Group PLC	75,576
		762,695

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Israel—0.4%
34,536	Bank Hapoalim BM	$128,198
53,557	Bank Leumi Le-Israel	167,563
97,502	Bezeq Israeli Telecommunication Corp. Ltd.	162,867
3,567	Cellcom Israel Ltd.	44,782
10,861	Israel Chemicals Ltd.	124,375
10,233	Teva Pharmaceutical Industries Ltd.	462,331
		1,090,116
	Italy—4.2%
98,023	A2A SpA	62,223
77,234	Assicurazioni Generali SpA	1,051,875
11,416	Atlantia SpA	173,005
409,895	Banca Monte dei Paschi di Siena SpA(b)	145,557
15,282	Banca Popolare Dell'emilia Romagna Scarl(a)	93,770
184,546	Banca Popolare di Milano Scarl	90,643
8,814	Banca Popolare di Sondrio Scarl	59,379
158,035	Banco Popolare Societa Cooperativa Scarl(b)	234,686
4,443	Buzzi Unicem SpA(a)	45,192
37,880	Enel Green Power SpA	61,166
451,334	Enel SpA	1,481,460
114,410	Eni SpA	2,539,436
3,841	EXOR SpA	89,322
2,573	EXOR SpA (Preference)	52,308
23,287	Fiat Industrial SpA	264,140
87,150	Fiat SpA(a)	420,787
52,943	Finmeccanica SpA	227,456
54,018	Fondiaria-Sai SpA(a)(b)	66,348
727,360	Intesa Sanpaolo SpA	1,100,363
8,588	Italcementi SpA	53,946
9,329	Italcementi SpA RSP	28,300
1,506	Luxottica Group SpA	53,918
72,495	Mediaset SpA	172,424
18,640	Mediobanca SpA	91,036
5,123	Prysmian SpA	83,401
3,710	Saipem SpA	183,255
28,951	Snam Rete Gas SpA	137,715
1,021,682	Telecom Italia SpA(a)	1,160,904
457,020	Telecom Italia SpA RSP(a)	429,471
32,346	Terna-Rete Elettrica Nationale SpA	120,300
61,459	UBI Banca-Unione di Banche Italiane ScpA	228,251
317,106	UniCredit SpA	1,261,635
1,064	Unipol Gruppo Finanziario SpA(a)	32,010
1,722	Unipol Gruppo Finanziario SpA (Preference)(a)	25,640
		12,321,322
	Japan—18.0%
29,200	Aeon Co. Ltd.	381,800
4,800	Aisin Seiki Co. Ltd.	170,971
13,000	Ajinomoto Co., Inc.	168,188
2,500	Alfresa Holdings Corp.	115,693

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,000	All Nippon Airways Co. Ltd.	$58,614
8,000	Amada Co. Ltd.	54,706
28,000	Asahi Glass Co. Ltd.	221,980
7,600	Asahi Group Holdings Ltd.	171,618
31,000	Asahi Kasei Corp.	192,573
6,900	Astellas Pharma, Inc.	280,425
6,000	Bank of Kyoto Ltd. (The)	51,024
25,000	Bank of Yokohama Ltd. (The)	121,798
1,300	Benesse Holdings, Inc.	64,475
14,000	Bridgestone Corp.	334,022
6,800	Brother Industries Ltd.	92,149
24,000	Canon, Inc.	1,103,137
7,800	Casio Computer Co. Ltd.(a)	52,264
45	Central Japan Railway Co.	374,225
14,000	Chiba Bank Ltd. (The)	85,390
24,500	Chubu Electric Power Co., Inc.	401,353
3,300	Chugai Pharmaceutical Co. Ltd.	59,681
4,000	Chugoku Bank Ltd. (The)	50,698
10,100	Chugoku Electric Power Co., Inc. (The)	173,678
65,000	Cosmo Oil Co. Ltd.	180,725
5,900	Credit Saison Co. Ltd.	127,392
21,000	Dai Nippon Printing Co. Ltd.	187,526
8,000	Daicel Corp.	50,899
4,000	Daihatsu Motor Co. Ltd.	76,047
296	Dai-ichi Life Insurance Co. Ltd. (The)	375,167
12,600	Daiichi Sankyo Co. Ltd.	216,825
5,000	Daikin Industries Ltd.	133,008
1,500	Daito Trust Construction Co. Ltd.	135,450
14,000	Daiwa House Industry Co. Ltd.	181,301
47,000	Daiwa Securities Group, Inc.	178,947
15,000	Denki Kagaku Kogyo Kabushiki Kaisha	58,614
9,400	Denso Corp.	307,153
3,200	Dentsu, Inc.	98,711
35,000	DIC Corp.	73,204
8,000	DOWA Holdings Co. Ltd.	51,500
8,200	East Japan Railway Co.	511,441
7,900	EDION Corp.	49,669
4,300	Eisai Co. Ltd.	168,026
6,600	Electric Power Development Co. Ltd.	183,175
1,300	FamilyMart Co. Ltd.	57,962
1,000	FANUC Corp.	170,205
400	Fast Retailing Co. Ltd.	89,824
23,000	Fuji Electric Co. Ltd.	61,644
18,000	Fuji Heavy Industries Ltd.	138,193
13,600	FUJIFILM Holdings Corp.	290,753
21,000	Fujikura Ltd.	66,015
76,000	Fujitsu Ltd.	371,219
26,000	Fukuoka Financial Group, Inc.	108,761
27,000	Furukawa Electric Co. Ltd.	73,718
10,000	Gunma Bank Ltd. (The)	50,849
10,000	Hachijuni Bank Ltd. (The)	54,606

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,130	Hakuhodo DY Holdings, Inc.	$70,904
35,000	Hankyu Hanshin Holdings, Inc.	163,504
17,000	Hanwa Co. Ltd.	71,539
73,000	Haseko Corp.(a)	53,028
139,000	Hitachi Ltd.	891,327
7,500	Hokkaido Electric Power Co., Inc.	105,580
34,000	Hokuhoku Financial Group, Inc.	59,616
5,700	Hokuriku Electric Power Co.	97,588
33,100	Honda Motor Co. Ltd.	1,200,546
8,000	HOYA	184,357
2,700	Ibiden Co. Ltd.	55,762
1,600	Idemitsu Kosan Co. Ltd.	147,887
37,000	IHI Corp.	89,899
52	Inpex Corp.	345,169
10,500	Isetan Mitsukoshi Holdings Ltd.	114,935
22,000	Isuzu Motors Ltd.	126,470
31,600	ITOCHU Corp.	358,565
17,000	J Front Retailing Co. Ltd.	87,720
57	Japan Tobacco, Inc.	316,607
22,100	JFE Holdings, Inc.	418,224
3,000	JGC Corp.	86,868
13,000	Joyo Bank Ltd. (The)	56,985
6,300	JS Group Corp.	124,114
3,000	JSR Corp.	59,590
11,700	JTEKT Corp.	129,389
138,000	JX Holdings, Inc.	782,942
36,000	Kajima Corp.	102,799
31,500	Kansai Electric Power Co., Inc. (The)	456,848
10,200	Kao Corp.	274,274
35,000	Kawasaki Heavy Industries Ltd.	106,081
52,000	Kawasaki Kisen Kaisha Ltd.(a)	110,714
100	KDDI Corp.	657,524
9,000	Keio Corp.	65,151
400	Keyence Corp.	94,984
7,000	Kinden Corp.	48,657
31,000	Kintetsu Corp.(b)	109,487
22,000	Kirin Holdings Co. Ltd.	281,596
125,000	Kobe Steel Ltd.	180,036
12,900	Komatsu Ltd.	374,018
14,000	Konica Minolta Holdings, Inc.	114,672
11,000	Kubota Corp.	106,907
7,000	Kuraray Co. Ltd.	100,294
3,900	Kyocera Corp.	383,919
19,700	Kyushu Electric Power Co., Inc.	261,778
1,300	Lawson, Inc.	86,129
1,600	Makita Corp.	61,920
47,000	Marubeni Corp.	328,461
8,800	Marui Group Co. Ltd.	70,096
117,000	Mazda Motor Corp.(a)	191,959
11,900	Medipal Holdings Corp.	151,125
2,500	MEIJI Holdings Co. Ltd.	110,996

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
47,500	Mitsubishi Chemical Holdings Corp.	$251,049
31,500	Mitsubishi Corp.	687,639
41,000	Mitsubishi Electric Corp.	363,041
13,000	Mitsubishi Estate Co. Ltd.	231,849
10,000	Mitsubishi Gas Chemical Co., Inc.	65,878
92,000	Mitsubishi Heavy Industries Ltd.	419,413
38,000	Mitsubishi Materials Corp.	114,221
134,000	Mitsubishi Motors Corp.(a)	151,043
377,160	Mitsubishi UFJ Financial Group, Inc.	1,828,053
36,000	Mitsui & Co. Ltd.	565,395
37,000	Mitsui Chemicals, Inc.	107,045
30,000	Mitsui Engineering & Shipbuilding Co. Ltd.	44,336
16,000	Mitsui Fudosan Co. Ltd.	295,973
21,000	Mitsui Mining & Smelting Co. Ltd.	53,128
50,000	Mitsui OSK Lines Ltd.	195,379
622,400	Mizuho Financial Group, Inc.	989,978
18,700	MS&AD Insurance Group Holdings, Inc.	347,324
3,600	Murata Manufacturing Co. Ltd.	207,176
18,000	Nagoya Railroad Co. Ltd.	48,243
3,900	Namco Bandai Holdings, Inc.	56,074
210,000	NEC Corp.(a)	381,364
5,000	NGK Insulators Ltd.	62,934
1,000	Nidec Corp.	90,175
3,700	Nikon Corp.	110,891
3,100	Nintendo Co. Ltd.	423,195
10,000	Nippon Electric Glass Co. Ltd.	81,658
38,000	Nippon Express Co. Ltd.	144,204
7,000	Nippon Meat Packers, Inc.	89,862
6,000	Nippon Paper Group, Inc.	120,233
59,000	Nippon Sheet Glass Co. Ltd.(b)	76,849
189,000	Nippon Steel Corp.	475,784
20,600	Nippon Telegraph & Telephone Corp.	935,250
78,000	Nippon Yusen Kabushiki Kaisha	232,500
68,600	Nissan Motor Co. Ltd.	718,262
4,500	Nisshin Seifun Group, Inc.	55,119
35,000	Nisshin Steel Co. Ltd.	49,533
1,500	Nissin Foods Holdings Co. Ltd.	56,453
2,600	Nitto Denko Corp.	107,784
16,300	NKSJ Holdings, Inc.	337,861
2,900	NOK Corp.	60,401
88,300	Nomura Holdings, Inc.	364,945
2,700	Nomura Research Institute Ltd.	62,390
10,000	NSK Ltd.	69,384
14,000	NTN Corp.	53,479
28	NTT Data Corp.	97,594
437	NTT DoCoMo, Inc.	745,437
23,000	Obayashi Corp.	97,652
8,000	Odakyu Electric Railway Co. Ltd.	74,144
28,000	OJI Paper Co. Ltd.	128,699
5,800	Olympus Corp.(a)	91,527
5,000	OMRON Corp.	106,895

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,400	Ono Pharmaceutical Co. Ltd.	$79,254
500	Oriental Land Co. Ltd.	55,482
2,940	ORIX Corp.	282,788
48,000	Osaka Gas Co. Ltd.	194,176
7,000	Otsuka Holdings Co. Ltd.	211,284
108,700	Panasonic Corp.	846,783
39,700	Resona Holdings, Inc.	169,550
28,000	Ricoh Co. Ltd.	253,892
3,000	Rohm Co. Ltd.	136,014
1,100	Sankyo Co. Ltd.	53,178
746	SBI Holdings, Inc.	60,730
2,900	Secom Co. Ltd.	138,017
3,800	Sega Sammy Holdings, Inc.	79,717
8,000	Seiko Epson Corp.	107,809
7,000	Seino Holdings Co. Ltd.	48,657
11,000	Sekisui Chemical Co. Ltd.	99,192
17,000	Sekisui House Ltd.	158,620
19,300	Seven & I Holdings Co. Ltd.	585,684
50,000	Sharp Corp.	323,126
3,900	Shikoku Electric Power Co., Inc.	100,766
27,000	Shimizu Corp.	102,799
5,900	Shin-Etsu Chemical Co. Ltd.	342,864
74,000	Shinsei Bank Ltd.	96,387
5,100	Shionogi & Co. Ltd.	66,748
6,400	Shiseido Co. Ltd.	112,378
10,000	Shizuoka Bank Ltd. (The)	104,828
38,000	Showa Denko K.K.	85,190
9,900	Showa Shell Sekiyu K.K.	62,615
500	SMC Corp.	83,975
12,400	SoftBank Corp.	372,101
147,600	Sojitz Corp.	249,559
44,200	Sony Corp.	728,501
50,000	Sumitomo Chemical Co. Ltd.	207,277
29,000	Sumitomo Corp.	414,052
18,700	Sumitomo Electric Industries Ltd.	255,048
7,200	Sumitomo Forestry Co. Ltd.	62,852
13,000	Sumitomo Heavy Industries Ltd.	67,406
124,000	Sumitomo Metal Industries Ltd.	225,186
13,000	Sumitomo Metal Mining Co. Ltd.	171,933
37,500	Sumitomo Mitsui Financial Group, Inc.	1,213,601
39,000	Sumitomo Mitsui Trust Holdings, Inc.	115,273
8,000	Sumitomo Realty & Development Co. Ltd.	192,773
2,400	Suzuken Co. Ltd.	72,741
11,700	Suzuki Motor Corp.	277,975
14,800	T&D Holdings, Inc.	160,706
32,000	Taiheiyo Cement Corp.	76,548
44,000	Taisei Corp.	111,867
9,000	Taiyo Nippon Sanso Corp.	62,446
10,000	Takashimaya Co. Ltd.	76,148
13,100	Takeda Pharmaceutical Co. Ltd.	571,777
2,400	TDK Corp.	126,846

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
28,000	Teijin Ltd.	$94,683
1,400	Terumo Corp.	64,437
19,000	Tobu Railway Co., Ltd.	96,850
10,000	Toho Gas Co. Ltd.	60,367
3,300	Toho Holdings Co. Ltd.	64,475
24,000	Tohoku Electric Power Co., Inc.(a)	252,189
13,600	Tokio Marine Holdings, Inc.	350,709
278,100	Tokyo Electric Power Co., Inc. (The)(a)	696,600
2,100	Tokyo Electron Ltd.	117,171
53,000	Tokyo Gas Co. Ltd.	256,221
27,000	Tokyu Corp.	126,470
13,000	Tokyu Land Corp.	63,172
13,000	TonenGeneral Sekiyu K.K.	122,112
23,000	Toppan Printing Co. Ltd.	156,416
25,000	Toray Industries, Inc.	193,187
116,000	Toshiba Corp.	477,976
23,000	Tosoh Corp.	64,237
6,500	Toyo Seikan Kaisha Ltd.	87,269
37,000	Toyobo Co. Ltd.	50,510
3,600	Toyota Industries Corp.	102,484
62,700	Toyota Motor Corp.	2,595,322
9,500	Toyota Tsusho Corp.	189,536
23,000	Ube Industries Ltd.	59,052
8,600	UNY Co. Ltd.	100,384
4,900	West Japan Railway Co.	201,597
2,000	Yakult Honsha Co., Ltd.	73,843
3,110	Yamada Denki Co. Ltd.	202,542
6,000	Yamaguchi Financial Group, Inc.	51,700
6,200	Yamaha Corp.	60,490
8,300	Yamaha Motor Co. Ltd.	111,748
8,700	Yamato Holdings Co. Ltd.	134,785
9,000	Yokohama Rubber Co. Ltd. (The)	66,391
		52,413,270
	Jersey Island—0.2%
43,700	Glencore International PLC	302,016
11,999	Informa PLC	80,783
7,582	Wolseley PLC	288,471
		671,270
	Luxembourg—0.5%
4,946	APERAM SA	83,433
63,452	ArcelorMittal	1,097,223
5,646	SES SA FDR	135,182
7,455	Tenaris SA	144,355
		1,460,193
	Multinational—0.0%
9,274	HKT Trust & HKT Ltd.(a)	7,209
	Netherlands—2.6%
138,905	Aegon NV(a)	641,444
6,872	Akzo Nobel NV(b)	368,229

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,621	ASML Holding NV	$133,349
1,975	Corio NV REIT(b)	88,380
3,206	CSM NV	45,276
8,397	Delta Lloyd NV	141,535
6,380	European Aeronautic Defence and Space Co. NV	251,850
1,190	Fugro NV CVA	86,721
3,031	Heineken Holding NV	140,328
4,319	Heineken NV	236,173
1,900	Imtech NV	53,715
208,393	ING Groep NV CVA(a)	1,469,285
66,869	Koninklijke (Royal) KPN NV(b)	600,149
31,807	Koninklijke Ahold NV	403,384
16,937	Koninklijke BAM Groep NV	60,077
1,694	Koninklijke Boskalis Westminster NV	61,792
4,546	Koninklijke DSM NV	260,620
33,610	Koninklijke Philips Electronics NV	667,268
903	Nutreco NV	65,615
39,697	PostNL NV	172,229
3,379	Randstad Holding NV	116,995
8,373	Reed Elsevier NV	98,730
4,529	SBM Offshore NV	82,273
43,780	SNS REAAL NV(a)	86,396
8,800	TNT Express NV	106,689
24,526	Unilever NV CVA	839,776
5,384	USG People NV	50,851
8,650	Wolters Kluwer NV	149,291
		7,478,420
	New Zealand—0.1%
16,493	Fletcher Building Ltd.	84,471
93,122	Telecom Corp. of New Zealand Ltd.	200,374
		284,845
	Norway—0.9%
5,223	Aker Solutions ASA	88,671
29,211	Dnb NOR ASA(b)	314,631
5,024	Gjensidige Forsikring ASA	56,569
132,376	Marine Harvest ASA	67,848
34,938	Norsk Hydro ASA	169,800
67,643	Norske Skogindustrier ASA(a)(b)	67,308
30,475	Orkla ASA	223,654
4,531	Petroleum Geo-Services ASA(a)	68,301
36,826	Statoil ASA	982,310
9,334	Statoil Fuel & Retail ASA(b)	83,672
18,549	Storebrand ASA(a)	83,284
14,974	Telenor ASA	274,994
3,140	Yara International ASA	153,866
		2,634,908

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Portugal—0.4%
660,972	Banco Comercial Portugues SA, Class R(a)	$92,732
89,692	Banco Espirito Santo SA(a)	75,976
23,500	Brisa Auto-Estradas de Portugal SA(a)	82,424
125,380	EDP-Energias de Portugal SA	358,445
4,259	Galp Energia SGPS SA, Class B	67,024
79,508	Portugal Telecom SGPS SA	427,876
		1,104,477
	Singapore—0.9%
56,000	CapitaLand Ltd.	133,064
8,000	City Developments Ltd.	65,562
51,000	ComfortDelGro Corp. Ltd.	63,065
32,000	DBS Group Holdings Ltd.	361,044
20,000	Fraser and Neave Ltd.	113,796
131,000	Golden Agri-Resources Ltd.	77,819
2,000	Jardine Cycle & Carriage Ltd.	76,247
17,600	Keppel Corp. Ltd.	157,181
37,000	Oversea-Chinese Banking Corp. Ltd.	267,938
15,000	SembCorp Industries Ltd.	61,222
21,000	Singapore Airlines Ltd.	181,605
29,000	Singapore Press Holdings Ltd.	93,049
23,000	Singapore Technologies Engineering Ltd.	55,953
146,000	Singapore Telecommunications Ltd.	368,156
20,000	United Overseas Bank Ltd.	311,161
31,000	Wilmar International Ltd.	122,016
		2,508,878
	South Korea—4.2%
737	Cheil Industries, Inc.	63,258
744	CJ Corp.	51,416
841	Daelim Industrial Co. Ltd.	78,137
1,640	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	46,002
1,883	Dongbu Insurance Co. Ltd.	75,312
3,070	Dongkuk Steel Mill Co. Ltd.	47,947
1,145	Doosan Corp.	139,816
1,053	Doosan Heavy Industries & Construction Co. Ltd.	49,663
851	GS Engineering & Construction Corp.	63,479
2,681	GS Holdings	141,389
6,560	Hana Financial Group, Inc.	225,511
1,490	Hankook Tire Co. Ltd.	63,153
7,070	Hanwha Corp.	181,422
187	Honam Petrochemical Corp.	45,007
1,754	Hyosung Corp.	89,863
366	Hyundai Department Store Co. Ltd.	51,655
2,730	Hyundai Development Co.	57,614
987	Hyundai Engineering & Construction Co. Ltd.	62,358
1,099	Hyundai Heavy Industries Co. Ltd.	275,206
1,860	Hyundai Marine & Fire Insurance Co. Ltd.	47,729

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
487	Hyundai Mipo Dockyard Co. Ltd.	$53,004
701	Hyundai MOBIS	190,738
3,729	Hyundai Motor Co.	885,952
771	Hyundai Steel Co.	67,267
5,570	Industrial Bank of Korea	61,608
2,260	Kangwon Land, Inc.	48,495
8,718	KB Financial Group, Inc.	296,996
3,335	Kia Motors Corp.	246,114
14,200	Korea Electric Power Corp.(a)	272,660
13,700	Korea Exchange Bank	104,133
1,770	Korea Gas Corp.	69,148
387	Korea Kumho Petrochemical Co. Ltd.	36,470
8,770	Korea Life Insurance Co. Ltd.(a)	53,002
135	Korea Zinc Co. Ltd.	43,721
1,348	Korean Air Lines Co. Ltd.(a)	53,079
7,650	KT Corp.	199,013
1,277	KT&G Corp.	87,685
497	LG Chem Ltd.	125,116
5,449	LG Corp.	277,724
9,780	LG Display Co. Ltd.(a)	215,482
5,730	LG Electronics, Inc.	355,931
1,406	LG International Corp.	57,602
9,570	LG Uplus Corp.	47,506
226	Lotte Shopping Co. Ltd.	70,192
1,438	LS Corp.	96,323
261	OCI Co. Ltd.	49,423
2,382	POSCO	791,453
3,110	Samsung C&T Corp.	211,347
754	Samsung Electro-Mechanics Co. Ltd.	73,057
2,023	Samsung Electronics Co. Ltd.	2,488,194
947	Samsung Fire & Marine Insurance Co. Ltd.	181,000
3,710	Samsung Heavy Industries Co. Ltd.	136,894
1,378	Samsung Life Insurance Co. Ltd.	121,933
635	Samsung SDI Co. Ltd.	91,587
1,144	Samsung Securities Co. Ltd.	50,816
12,663	Shinhan Financial Group Co. Ltd.	442,596
518	Shinsegae Co. Ltd.	113,672
2,054	SK C&C Co. Ltd.	169,936
3,751	SK Holdings Co. Ltd.	403,271
6,230	SK Hynix, Inc.(a)	154,630
1,853	SK Innovation Co. Ltd.	259,063
1,679	SK Telecom Co. Ltd.	200,566
1,946	S-Oil Corp.	168,577
7,180	STX Corp. Ltd.	79,098
4,090	STX Offshore & Shipbuilding Co. Ltd.	46,324
16,620	Woori Finance Holdings Co. Ltd.	175,741
		12,280,076
	Spain—3.8%
8,466	Abertis Infraestructuras SA	130,988
1,211	Acciona SA	74,371

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,680	Acerinox SA	$93,344
10,751	ACS Actividades de Construccion y Servicios SA	197,078
3,457	Amadeus It Holding SA, Class A	70,646
209,912	Banco Bilbao Vizcaya Argentaria SA	1,418,595
84,752	Banco de Sabadell SA	200,117
71,244	Banco Popular Espanol SA	227,722
458,749	Banco Santander SA	2,865,876
13,087	Bankinter SA	58,217
35,454	CaixaBank SA	122,193
21,194	Distribuidora Internacional de Alimentacion SA(a)	101,546
3,731	Enagas SA	65,554
5,738	Endesa SA	102,792
14,640	Ferrovial SA	162,997
4,321	Fomento de Construcciones y Contratas SA	73,804
24,558	Gamesa Corp. Tecnologica SA	66,698
12,627	Gas Natural SDG SA	175,815
140,271	Iberdrola SA	652,951
6,074	Indra Sistemas SA	63,012
2,038	Industria de Diseno Textil SA (Inditex)	183,288
43,564	International Consolidated Airlines Group SA(a)	124,788
32,768	Mapfre SA	94,677
2,191	Obrascon Huarte Lain SA	55,345
54,555	Repsol YPF SA	1,043,380
191,555	Telefonica SA	2,791,393
		11,217,187
	Sweden—2.1%
3,434	Alfa Laval AB	68,441
3,842	Assa Abloy AB, Class B	111,945
5,665	Atlas Copco AB, Class A	134,814
3,512	Atlas Copco AB, Class B	73,705
6,431	Boliden AB	102,921
8,372	Electrolux AB, Series B	186,906
2,306	Getinge AB, Class B	61,874
6,214	Hennes & Mauritz AB, Class B(a)	213,407
1,878	Holmen AB, Class B	49,860
10,193	Husqvarna AB, Class B	58,641
5,689	Industrivarden AB, Class A	91,554
2,470	Industrivarden AB, Class C	37,730
3,643	NCC AB, Class B	71,577
72,797	Nordea Bank AB	645,318
17,865	Sandvik AB	282,987
803	Scania AB, Class A	15,825
7,146	Scania AB, Class B	146,037
12,215	Securitas AB, Class B	111,915
51,671	Skandinaviska Enskilda Banken AB, Class A	348,605
14,136	Skanska AB, Class B	230,016
6,340	SKF AB, Class B	150,406

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,972	SSAB AB, Class A	$101,747
3,448	SSAB AB, Class B	30,463
16,323	Svenska Cellulosa AB, Class B	258,562
13,079	Svenska Handelsbanken AB, Class A	423,689
16,328	Swedbank AB, Class A	270,298
1,633	Swedish Match AB	66,356
9,717	Tele2 AB, Class B	185,138
66,241	Telefonaktiebolaget LM Ericsson, Class B(a)	656,169
48,658	TeliaSonera AB	325,166
5,220	Trelleborg AB, Class B	59,977
13,993	Volvo AB, Class A	193,765
29,917	Volvo AB, Class B	414,714
		6,180,528
	Switzerland—4.8%
29,415	ABB Ltd.(a)	536,026
4,200	Adecco SA(a)	204,528
1,031	Aryzta AG(a)	51,911
1,998	Baloise Holding AG	154,641
7,583	Clariant AG(a)	96,411
4,061	Compagnie Financiere Richemont SA	251,002
46,556	Credit Suisse Group AG	1,113,569
5,262	GAM Holding AG(a)	67,540
428	Geberit AG(a)	90,490
112	Givaudan SA(a)	108,711
216	Helvetia Holding AG	77,343
6,689	Holcim Ltd.(a)	416,381
2,494	Julius Baer Group Ltd.(a)	95,484
737	Kuehne + Nagel International AG	89,562
8	Lindt & Spruengli AG NVTG(a)	26,089
1	Lindt & Spruengli AG, Registered Shares(a)	39,178
1,394	Lonza Group AG(a)	62,862
43,155	Nestle SA	2,643,550
33,916	Novartis AG	1,870,210
8,225	Roche Holding AG	1,502,457
273	Schindler Holding AG NVTG	35,311
308	Schindler Holding AG, Registered Shares	39,363
61	SGS SA	117,813
485	Sulzer AG	69,732
226	Swatch Group AG NVTG	104,229
330	Swatch Group AG, Registered Shares	26,323
2,060	Swiss Life Holding(a)	210,732
11,248	Swiss Re AG(a)	705,130
467	Swisscom AG	173,958
954	Syngenta AG	334,975
354	Synthes, Inc.	61,038
9,819	Transocean Ltd.	490,058
74,245	UBS AG(a)	926,784
4,834	Zurich Financial Services AG(a)	1,182,337
		13,975,728

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United Kingdom—19.4%
25,343	3i Group PLC	$78,644
3,181	Admiral Group PLC	62,554
1,450	Aggreko PLC	53,002
4,520	AMEC PLC	83,307
16,688	Amlin PLC	89,372
22,564	Anglo American PLC	867,649
5,039	Antofagasta PLC	96,636
7,334	Associated British Foods PLC	145,175
32,166	AstraZeneca PLC	1,410,024
192,993	Aviva PLC	965,560
4,796	Babcock International Group PLC	64,718
109,312	BAE Systems PLC	523,999
29,263	Balfour Beatty PLC	124,024
514,337	Barclays PLC	1,822,839
45,876	Barratt Developments PLC(a)	99,601
32,444	BG Group PLC	764,185
23,314	BHP Billiton PLC	747,515
731,972	BP PLC	5,289,330
23,291	British American Tobacco PLC	1,194,769
20,673	British Land Co. PLC REIT	164,291
17,101	British Sky Broadcasting Group PLC	188,277
273,456	BT Group PLC	936,061
6,378	Bunzl PLC	105,951
2,574	Burberry Group PLC	62,070
213,807	Cable & Wireless Communications PLC	114,538
170,737	Cable & Wireless Worldwide PLC	98,397
6,961	Capita PLC	74,943
13,068	Capital Shopping Centres Group PLC REIT	68,967
15,040	Carillion PLC	71,241
6,050	Carnival PLC	196,781
137,707	Centrica PLC	686,277
4,764	Close Brothers Group PLC	57,053
23,156	Cobham PLC	85,168
31,511	Compass Group PLC	329,529
6,102	Cookson Group PLC	71,888
3,971	De La Rue PLC	62,903
45,133	Debenhams PLC	60,537
27,471	Diageo PLC	691,883
335,748	Dixons Retail PLC(a)	97,101
11,820	Drax Group PLC	104,223
18,956	DS Smith PLC	51,652
7,767	easyjet PLC	62,545
6,496	Eurasian Natural Resources Corp. PLC	59,019
8,863	Experian PLC	139,964
31,128	FirstGroup PLC	98,466
31,276	G4S PLC	142,002
31,854	GKN PLC	105,366
96,711	GlaxoSmithKline PLC	2,237,881
7,176	Greene King PLC	59,487
15,721	Hammerson PLC REIT	106,607

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
53,280	Hays PLC	$77,261
28,185	Henderson Group PLC	55,471
11,295	Hiscox Ltd.	73,072
108,488	Home Retail Group PLC	187,796
508,097	HSBC Holdings PLC	4,579,985
16,198	ICAP PLC	99,873
4,532	IMI PLC	72,820
14,342	Imperial Tobacco Group PLC	573,848
18,203	Inchcape PLC	108,156
8,133	Inmarsat PLC	58,083
2,590	InterContinental Hotels Group PLC	61,699
11,927	Intermediate Capital Group PLC	49,736
14,465	International Power PLC	97,949
16,321	Invensys PLC	58,863
15,881	Investec PLC	91,600
54,102	ITV PLC	73,533
89,661	J Sainsbury PLC	448,290
5,226	John Wood Group PLC	66,278
4,254	Johnson Matthey PLC	159,848
4,371	Kazakhmys PLC	61,113
70,223	Kesa Electricals PLC	62,147
63,460	Kingfisher PLC	299,359
25,990	Ladbrokes PLC	75,714
23,237	Land Securities Group PLC REIT	274,511
215,463	Legal & General Group PLC	411,459
1,884,567	Lloyds Banking Group PLC(a)	948,985
78,335	Logica PLC	99,092
4,390	Lonmin PLC	74,281
108,210	Man Group PLC	181,867
57,104	Marks & Spencer Group PLC	331,040
11,181	Meggitt PLC	74,168
20,680	Mitchells & Butlers PLC(a)	88,587
11,619	Mondi PLC	107,828
19,199	National Express Group PLC	67,559
86,650	National Grid PLC	936,403
2,817	Next PLC	133,984
162,164	Old Mutual PLC	389,202
14,934	Pearson PLC	281,307
6,426	Pennon Group PLC	76,801
9,054	Persimmon PLC	92,404
350,894	Premier Foods PLC(a)	92,592
59,805	Prudential PLC	732,728
8,231	Reckitt Benckiser Group PLC	479,436
13,488	Reed Elsevier PLC	111,703
59,720	Rentokil Initial PLC	83,933
23,474	Rexam PLC	163,909
18,808	Rio Tinto PLC	1,048,333
21,224	Rolls-Royce Holdings PLC(a)	283,816
2,249,744	Rolls-Royce Holdings PLC (Preference), Class C(a)	3,653
1,011,168	Royal Bank of Scotland Group PLC(a)	398,510

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
112,622	Royal Dutch Shell PLC, Class A	$4,010,588
83,852	Royal Dutch Shell PLC, Class B	3,058,906
147,171	RSA Insurance Group PLC	250,933
12,067	SABMiller PLC	507,217
18,153	Sage Group PLC (The)	84,336
2,108	Schroders PLC	48,539
744	Schroders PLC NVTG	13,604
29,596	Scottish & Southern Energy PLC	634,866
23,002	Segro PLC REIT	82,585
8,558	Serco Group PLC	75,391
5,581	Severn Trent PLC	153,160
2,135	Shire PLC	69,685
33,304	SIG PLC	56,947
11,093	Smith & Nephew PLC	109,251
7,338	Smiths Group PLC	127,499
14,866	Stagecoach Group PLC	59,868
36,828	Standard Chartered PLC	900,636
72,521	Standard Life PLC	263,319
9,777	Tate & Lyle PLC	109,627
125,835	Taylor Wimpey PLC	102,680
282,543	Tesco PLC	1,456,026
129,732	Thomas Cook Group PLC	47,400
5,263	Travis Perkins PLC	89,736
43,896	TUI Travel PLC	136,146
3,289	Tullow Oil PLC	81,929
17,637	Unilever PLC	602,296
8,835	United Business Media Ltd.	84,574
22,924	United Utilities Group PLC	230,238
4,755	Vedanta Resources PLC	93,970
1,536,039	Vodafone Group PLC	4,252,779
1,593	Weir Group PLC (The)	44,105
2,967	Whitbread PLC	92,842
18,154	William Hill PLC	82,955
75,397	William Morrison Supermarkets PLC	343,548
24,863	WPP PLC	336,516
34,828	Xstrata PLC	665,941
		56,695,194
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $319,289,118)—99.7%	290,483,701

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—4.1%
11,834,838	Invesco Liquid Assets Portfolio - Institutional Class (Cost $11,834,838)(c)(d)	$11,834,838
	Total Investments (Cost $331,123,956)—103.8%	302,318,539
	Liabilities in excess of other assets—(3.8)%	(11,120,606)
	Net Assets—100.0%	$291,197,933

Investment Abbreviations:

CVA—Dutch Certificates

FDR—Fiduciary Depositary Receipts

NVTG—Non-voting Shares

PPS—Price Protected Shares

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2012.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Industrials	22.7
Financials	18.0
Consumer Discretionary	18.0
Materials	11.0
Information Technology	9.0
Consumer Staples	8.1
Energy	5.6
Health Care	4.6
Utilities	1.8
Telecommunication Services	1.1
Other assets less liabilities	0.1

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—5.2%
10,933	Abacus Property Group REIT	$23,788
16,738	Adelaide Brighton Ltd.	53,146
46,103	Alumina Ltd.	55,675
2,605	Ansell Ltd.	40,272
17,202	APA Group	93,480
23,535	APN News & Media Ltd.	20,581
18,635	Ardent Leisure Group REIT	24,250
19,906	Aristocrat Leisure Ltd.	64,242
5,129	Ausdrill Ltd.	21,892
17,193	Australand Property Group REIT	48,327
18,110	AWE Ltd.(a)	32,899
13,238	Bank of Queensland Ltd.	102,809
24,036	Beach Energy Ltd.	35,032
23,853	Billabong International Ltd.	65,557
11,904	Boart Longyear Group	51,925
3,708	Bradken Ltd.	28,604
10,450	BWP Trust REIT	20,289
3,678	Cabcharge Australia Ltd.	24,505
841	Campbell Brothers Ltd.	60,035
2,312	Cardno Ltd.	16,848
9,846	Centro Retail Australia REIT(a)	18,963
15,768	Challenger Ltd.	65,333
10,885	Charter Hall Retail REIT	37,508
764	Cochlear Ltd.	52,215
66,760	Commonwealth Property Office Fund REIT	72,280
28,401	David Jones Ltd.	73,621
11,511	Echo Entertainment Group Ltd.	53,926
66,596	Elders Ltd.(a)	16,639
25,489	Emeco Holdings Ltd.	27,597
14,045	Energy Resources of Australia Ltd.(a)	23,541

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
38,218	Envestra Ltd.	$31,233
64,902	Fairfax Media Ltd.	46,621
46,234	FKP Property Group	24,307
1,435	Fleetwood Corp. Ltd.	19,615
1,640	Flight Centre Ltd.	36,059
3,878	Fortescue Metals Group Ltd.	22,770
4,967	GrainCorp Ltd.	47,727
3,077	GUD Holdings Ltd.	27,164
83,310	Gunns Ltd.(a)	12,489
14,164	GWA International Ltd.	28,975
39,486	Harvey Norman Holdings Ltd.	83,036
2,556	Iluka Resources Ltd.	45,236
21,128	Investa Office Fund REIT	60,047
1,860	Invocare Ltd.	16,285
5,390	IOOF Holdings Ltd.	34,958
2,640	Iress Market Technology Ltd.	18,497
3,205	JB Hi-Fi Ltd.	32,231
51,238	Kagara Ltd.(a)	6,401
27,601	Macmahon Holdings Ltd.	20,114
15,653	Mirabela Nickel Ltd.(a)	7,985
1,388	Monadelphous Group Ltd.	33,581
17,279	Mount Gibson Iron Ltd.	19,877
31,503	Myer Holdings Ltd.	77,071
5,045	Navitas Ltd.	20,746
4,244	New Hope Corp. Ltd.	21,517
10,386	Nufarm Ltd.	53,197
83,855	Pacific Brands Ltd.	53,688
10,621	Paladin Energy Ltd.(a)	17,636
6,112	PanAust Ltd.(a)	20,743
12,482	Panoramic Resources Ltd.	14,099
2,150	Perpetual Ltd.	57,076

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,151	Platinum Asset Management Ltd.	$19,014
3,014	Premier Investments Ltd.	16,850
22,780	Primary Health Care Ltd.	67,114
2,930	Ramsay Health Care Ltd.	61,097
3,404	Seek Ltd.	25,373
2,893	Seven Group Holdings Ltd.	30,539
3,583	Seven West Media Ltd.	11,041
122,001	Sigma Pharmaceuticals Ltd.	84,461
63,562	SP Ausnet	73,119
23,470	Spark Infrastructure Group	35,428
19,080	Spotless Group Ltd.	50,850
48,079	Ten Network Holdings Ltd.	40,543
22,948	Transfield Services Ltd.	54,469
59,473	Transpacific Industries Group Ltd.(a)	52,627
12,632	Treasury Wine Estates Ltd.	56,810
6,818	UGL Ltd.	92,840
225,954	Virgin Australia Holdings Ltd.(a)	47,046
6,977	Westfield Retail Trust REIT	19,756
2,704	Whitehaven Coal Ltd.	14,976
		3,190,713
	Austria—0.8%
1,860	Andritz AG	97,340
4,925	CA Immobilien Anlagen AG(a)	55,733
3,519	Conwert Immobilien Invest SE	41,918
331	Mayr-Melnhof Karton AG	33,733
2,227	Oesterreichische Post AG	78,994
1,930	RHI AG	50,808
208	Schoeller-Bleckmann Oilfield Equipment AG	18,506
2,023	Strabag SE	54,033
2,524	Verbund AG	70,638
		501,703
	Belgium—1.1%
743	Ackermans & van Haaren NV	63,685
23,490	Agfa Gevaert NV(a)	51,299
411	Barco NV	27,357
752	Befimmo SCA Sicafi REIT	45,705
340	Cie d'Entreprises CFE	19,566
521	Cofinimmo REIT	62,923
2,696	Euronav SA(a)	25,228
334	EVS Broadcast Equipment SA	16,737
516	Gimv NV	25,283
1,313	Mobistar SA	49,649
7,743	Nyrstar(a)	63,437
657	Sofina SA(a)	52,731
1,739	Telenet Group Holding NV(a)	74,585
1,800	Tessenderlo Chemie NV	57,010
309	Warehouses De Pauw SCA REIT	16,052
		651,247

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Bermuda—0.6%
23,428	Aquarius Platinum Ltd.	$49,457
22,998	BW Offshore Ltd.	31,917
61,000	C C Land Holdings Ltd.	12,974
48,000	China Green (Holdings) Ltd.	14,045
41,000	China Yurun Food Group Ltd.	52,480
1,112	Dockwise Ltd.(a)	22,130
49,139	Golden Ocean Group Ltd.	44,521
25,000	Huabao International Holdings Ltd.	9,118
6,000	Luk Fook Holdings (International) Ltd.	17,131
36,000	Midland Holdings Ltd.	18,191
268,000	Mongolia Energy Co. Ltd.(a)	22,455
13,500	Ports Design Ltd.	19,838
238,000	Samling Global Ltd.	22,703
84,000	Skyworth Digital Holdings Ltd.	34,433
		371,393
	Canada—9.6%
22,435	Advantage Oil & Gas Ltd.(a)	70,397
2,915	Aecon Group, Inc.	39,419
4,941	AGF Management Ltd., Class B	68,267
801	Allied Properties Real Estate Investment Trust REIT	22,231
2,968	Altagas Ltd.	96,044
1,596	Artis Real Estate Investment Trust REIT	27,204
1,477	Astral Media, Inc., Class A	72,987
3,629	Athabasca Oil Sands Corp.(a)	42,610
2,744	Atlantic Power Corp.	39,162
2,067	AuRico Gold, Inc.(a)	18,997
882	Bell Aliant, Inc.	23,355
1,826	Birchcliff Energy Ltd.(a)	12,513
953	Boardwalk REIT	56,729
302	Bonterra Energy Corp.	15,177
6,303	CAE, Inc.	68,903
533	Calfrac Well Services Ltd.	14,620
2,981	Calloway REIT	82,917
3,558	Canaccord Financial, Inc.	28,091
1,540	Canadian REIT	60,309
2,028	Canadian Apartment Properties REIT	47,685
1,486	Canadian Western Bank	43,153
5,112	Canfor Corp.(a)	55,986
2,393	Capital Power Corp.	56,728
5,140	Capstone Mining Corp.(a)	15,348
4,102	Cascades, Inc.	17,605
1,012	CCL Industries, Inc., Class B	38,782
983	Celtic Exploration Ltd.(a)	14,407
1,668	Centerra Gold, Inc.	21,594
5,526	Chartwell Seniors Housing REIT	52,130
1,725	Cineplex, Inc.	52,521
5,280	CML Healthcare, Inc.	57,132
842	Cogeco Cable, Inc.	41,761

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,899	Cominar REIT	$46,324
2,532	Corus Entertainment, Inc., Class B	62,432
7,453	Cott Corp.(a)	48,507
1,619	Crew Energy, Inc.(a)	11,471
2,905	Davis & Henderson Corp.	55,692
9,830	Denison Mines Corp.(a)	18,009
649	Detour Gold Corp.(a)	16,016
1,100	Dollarama, Inc.	61,216
1,707	Dorel Industries, Inc., Class B	51,645
1,227	Dundee REIT	45,804
2,367	Dundee Corp., Class A(a)	58,627
1,618	Dundee Precious Metals, Inc.(a)	12,594
44,090	Eastern Platinum Ltd.(a)	16,959
5,575	Eldorado Gold Corp.	79,002
4,964	Ensign Energy Services, Inc.	71,750
6,257	Extendicare REIT	51,300
10,878	Fairborne Energy Ltd.(a)	20,150
1,638	First Capital Realty, Inc.	30,474
1,051	FirstService Corp.(a)	28,723
1,498	Flint Energy Services Ltd.(a)	37,770
1,119	Franco-Nevada Corp.	50,188
2,361	Genworth MI Canada, Inc.	49,062
2,736	Gibson Energy, Inc.	62,699
2,385	Gildan Activewear, Inc.	68,681
5,038	GMP Capital, Inc.	31,362
10,040	Golden Star Resources Ltd.(a)	15,447
2,639	Great Canadian Gaming Corp.(a)	21,904
7,318	Groupe Aeroplan, Inc.	94,072
2,297	Harry Winston Diamond Corp.(a)	32,783
705	Home Capital Group, Inc.	34,296
6,511	HudBay Minerals, Inc.	68,540
5,593	IAMGOLD Corp.	69,350
999	Imperial Metals Corp.(a)	15,471
1,354	Inmet Mining Corp.	74,474
7,956	InnVest REIT	40,990
933	Ivanhoe Mines Ltd.(a)	10,889
3,371	Jean Coutu Group (PJC), Inc. (The), Class A	48,281
6,474	Just Energy Group, Inc.	85,123
2,008	Keyera Corp.	82,092
13,304	Lake Shore Gold Corp.(a)	12,928
1,161	Laurentian Bank of Canada	51,742
2,543	Legacy Oil & Gas, Inc.(a)	22,188
2,671	Linamar Corp.	52,801
16,823	Lundin Mining Corp.(a)	81,735
830	MacDonald Dettwiler & Associates Ltd.	37,688
1,086	Major Drilling Group International	16,302
2,300	Manitoba Telecom Services, Inc.	79,852
4,990	Maple Leaf Foods, Inc.	65,207
4,099	Martinrea International, Inc.(a)	38,544
1,601	Meg Energy Corp.(a)	69,699
1,578	Morguard REIT	26,977

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,676	Mullen Group Ltd.	$79,626
9,520	NAL Energy Corp.	73,042
4,426	New Gold, Inc.(a)	40,320
748	Niko Resources Ltd.	31,511
1,932	Norbord, Inc.(a)	22,274
1,584	Nordion, Inc.	14,462
2,361	North West Co., Inc. (The)	53,149
2,495	Northland Power, Inc.	44,574
6,807	Nuvista Energy Ltd.(a)	21,635
9,541	OceanaGold Corp.(a)	22,019
795	Open Text Corp.(a)	44,564
2,757	Osisko Mining Corp.(a)	28,381
2,075	Pacific Rubiales Energy Corp.	59,523
1,650	Pan American Silver Corp.	32,083
1,104	Pason Systems, Inc.	14,382
3,144	PetroBakken Energy Ltd., Class A	45,508
5,210	Petrobank Energy & Resources Ltd.(a)	74,673
1,757	Petrominerales Ltd.	25,698
3,240	Peyto Exploration & Development Corp.	55,260
2,096	Primaris Retail REIT	49,157
8,084	Progress Energy Resources Corp.	88,945
4,481	Progressive Waste Solutions Ltd.	97,199
2,613	Reitmans (Canada) Ltd., Class A	40,202
1,536	Ritchie Bros Auctioneers, Inc.	32,494
9,252	RONA, Inc.	99,267
3,143	Russel Metals, Inc.	86,246
2,989	Savanna Energy Services Corp.	23,114
2,881	SEMAFO, Inc.	14,639
1,178	ShawCor Ltd., Class A	38,096
2,253	Sierra Wireless, Inc.(a)	15,325
1,298	Silver Standard Resources, Inc.(a)	18,748
1,673	Silver Wheaton Corp.	51,073
2,029	Silvercorp Metals, Inc.	13,986
1,401	Stantec, Inc.	45,762
435	SXC Health Solutions Corp.(a)	39,443
742	Tahoe Resources, Inc.(a)	13,962
4,309	Taseko Mines Ltd.(a)	14,916
8,197	Thompson Creek Metals Co., Inc.(a)	48,869
1,771	TMX Group, Inc.	80,846
2,922	Toromont Industries Ltd.	65,482
1,710	Torstar Corp., Class B	17,759
1,563	Tourmaline Oil Corp.(a)	37,669
3,646	Transcontinental, Inc., Class A	42,662
4,317	TransForce, Inc.	78,086
2,477	Trican Well Service Ltd.	35,828
900	Trilogy Energy Corp.	24,888
7,433	Trinidad Drilling Ltd.	48,151
9,456	Uranium One, Inc.(a)	27,470
5,975	Veresen, Inc.	91,262
1,170	West Fraser Timber Co. Ltd.	51,433
		5,926,259

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Cayman Islands—1.3%
10,000	AAC Technologies Holdings, Inc.	$29,519
10,000	Alibaba.Com Ltd.(a)	17,170
23,000	Anta Sports Products Ltd.	22,740
88,000	Bosideng International Holdings Ltd.	25,409
52,000	China Rongsheng Heavy Industries Group Holdings Ltd.	13,004
46,000	China Shanshui Cement Group Ltd.	37,297
103,200	China Zhongwang Holdings Ltd.	42,569
1,040,000	CST Mining Group Ltd.(a)	16,221
12,000	ENN Energy Holdings Ltd.	42,229
80,000	Evergrande Real Estate Group Ltd.	46,302
34,000	Fufeng Group Ltd.	13,806
106,000	GCL-Poly Energy Holdings Ltd.	27,464
55,000	Geely Automobile Holdings Ltd.	20,489
127,000	Glorious Property Holdings Ltd.(a)	19,481
15,000	Haitian International Holdings Ltd.	17,267
48,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	21,346
58,000	Ju Teng International Holdings Ltd.	12,186
99,000	Kaisa Group Holdings Ltd.(a)	20,929
40,000	KWG Property Holding Ltd.	26,451
31,000	Li Ning Co. Ltd.	28,531
11,000	Longfor Properties Co. Ltd.(a)	17,497
39,000	Lonking Holdings Ltd.	14,177
20,000	Minth Group Ltd.	25,342
4,099	Phoenix Group Holdings	35,145
266,000	Renhe Commercial Holdings Co. Ltd.	15,430
16,000	Sands China Ltd.	62,905
24,000	Value Partners Group Ltd.	14,695
71,000	Want Want China Holdings Ltd.	87,128
10,800	Wynn Macau Ltd.	34,665
		807,394
	China—1.2%
45,405	Agile Property Holdings Ltd.	59,348
51,000	BYD Electronic International Co. Ltd.(a)	15,383
221,000	China Dongxiang Group Co.	29,912
74,000	China High Speed Transmission Equipment Group Co. Ltd.	35,866
85,000	Country Garden Holdings Co.(a)	36,925
100,000	Fosun International	59,811
44,500	Greentown China Holdings Ltd.	31,033
37,000	Hidili Industry International Development Ltd.	12,687
51,000	Kingboard Laminates Holdings Ltd.	23,798
36,000	Nine Dragons Paper Holdings Ltd.	29,699
1,663,000	Semiconductor Manufacturing International Corp.(a)	82,531
53,500	Shimao Property Holdings Ltd.	70,756
133,150	Shui On Land Ltd.	55,781

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
74,500	Soho China Ltd.	$57,908
2,800	Tencent Holdings Ltd.	87,995
38,000	Yangzijiang Shipbuilding Holdings Ltd.	36,240
21,000	Yanlord Land Group Ltd.	19,688
		745,361
	Cyprus—0.1%
11,940	Songa Offshore SE(a)	41,062
	Denmark—1.1%
319	Coloplast A/S, Class B	59,026
889	D/S Norden A/S	25,197
684	East Asiatic Co. Ltd. A/S	18,802
4,646	GN Store Nord A/S	52,076
2,022	H. Lundbeck A/S	40,472
1,040	NKT Holding A/S	50,681
3,157	Novozymes A/S, Class B	82,793
2,268	Pandora A/S	23,949
349	Rockwool International A/S, Class B	33,282
174	Simcorp A/S	30,958
365	Solar A/S, Class B	19,677
3,940	Sydbank A/S(a)	68,488
441	Topdanmark A/S(a)	75,559
1,257	Trygvesta A/S	70,112
208	William Demant Holding(a)	19,632
		670,704
	Finland—1.6%
5,137	Amer Sports Oyj, Class A	73,090
1,745	Cargotec Corp., Class B	59,957
6,998	Citycon Oyj	23,156
1,543	Cramo Oyj	23,629
5,124	Huhtamaki Oyj	81,247
4,324	Kemira Oyj	54,855
2,607	Konecranes Oyj	79,361
23,453	Metsa Board Oyj(a)	64,255
6,618	Oriola-KD Oyj, Class B	15,942
4,156	Orion Oyj, Class B	84,765
1,489	Outotec Oyj	80,013
3,375	Ramirent Oyj	31,805
4,660	Sanoma Oyj	48,663
13,119	Sponda Oyj	52,612
1,647	Stockmann Oyj Abp, Class B	36,818
4,470	Tieto Oyj	78,746
1,158	Tikkurila Oyj	23,511
4,554	Uponor Oyj	59,491
		971,916
	France—3.7%
1,015	Aeroports de Paris	85,387
795	Alten Ltd.	23,075
7,377	Altran Technologies SA(a)	43,478
848	Assystem	17,947

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,468	Beneteau SA	$15,893
467	bioMerieux	38,297
167	Bollore	36,249
2,489	Bourbon SA	72,804
6,302	Bull(a)	23,438
920	Bureau Veritas SA	81,961
1,309	CFAO SA	56,446
502	Ciments Francais SA	32,158
1,974	Club Mediterranee SA(a)	37,845
744	Dassault Systemes SA	72,200
16,626	Derichebourg SA	49,336
2,452	Edenred	78,310
2,402	Etablissements Maurel et Prom	39,962
635	Euler Hermes SA	44,973
3,982	Euro Disney SCA(a)	21,450
222	Faiveley Transport	12,267
405	FFP	15,810
956	Gecina SA REIT	88,610
2,023	Groupe Steria SCA	40,029
16,414	Havas SA	92,982
210	Hermes International	74,281
328	Iliad SA	42,219
391	Ingenico	20,566
701	Ipsen SA	18,686
969	Ipsos	31,447
1,595	JC Decaux SA(a)	45,251
710	Manitou BF SA(a)	15,571
2,125	Medica SA	32,850
1,023	Mercialys SA REIT	20,438
1,082	Mersen	35,831
2,755	Nexity	78,543
1,007	Orpea	33,780
1,465	Plastic Omnium SA	38,315
388	Remy Cointreau SA	43,235
1,066	Rubis	57,967
739	SA des Ciments Vicat	42,489
1,109	Saft Groupe SA	30,589
836	SEB SA	66,622
1,550	Sechilienne-Sidec	23,644
5,803	Sequana	27,036
949	Societe BIC SA	104,516
386	Societe de La Tour Eiffel REIT	20,104
3,013	Societe d'Edition de Canal Plus	17,088
455	Societe Immobiliere de Location pour l'Industrie et le Commerce REIT	48,009
3,921	SOITEC(a)	16,555
3,176	Teleperformance	85,375
9,190	UbiSoft Entertainment SA(a)	63,238
165	Vilmorin & Cie	17,798
134	Virbac SA	22,533
		2,295,483

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Germany—3.9%
2,950	Aareal Bank AG(a)	$56,908
2,211	Aixtron SE	40,486
2,153	Alstria Office AG REIT	22,939
1,965	Axel Springer AG	89,597
1,109	Bauer AG	27,360
1,471	BayWa AG	53,648
852	Bechtle AG	38,363
1,336	Comdirect Bank AG	15,278
1,635	Deutsche Euroshop AG	59,478
2,613	Deutsche Wohnen AG	38,406
5,761	Deutz AG(a)	40,862
2,635	DIC Asset AG	24,535
263	Draegerwerk AG & Co. KGaA (Preference)	29,588
249	Duerr AG	15,730
685	ElringKlinger AG	19,832
303	Fielmann AG	29,352
1,388	Fraport AG	90,183
715	Fuchs Petrolub AG	39,888
552	Fuchs Petrolub AG (Preference)	32,877
585	Gerry Weber International AG	24,839
328	GfK SE	17,421
3,004	Gildemeister AG(a)	61,508
1,252	H&R Wasag AG	25,196
995	Hamburger Hafen und Logistik AG	32,989
41,247	Heidelberger Druckmaschinen AG(a)	72,062
268	Hugo Boss AG (Preference)	29,906
523	Indus Holding AG	16,291
14,037	IVG Immobilien AG(a)	32,494
2,352	Jenoptik AG(a)	19,363
970	Jungheinrich AG (Preference)	33,380
1,560	Kabel Deutschland Holding AG(a)	98,281
3,828	Kloeckner & Co. SE	51,932
2,910	Kontron AG	21,064
622	Krones AG	34,445
29	KSB AG (Preference)	16,885
1,288	KUKA AG(a)	30,651
1,472	Leoni AG	75,583
1,180	MTU Aero Engines Holding AG	99,361
6,019	Nordex SE(a)	26,799
265	Pfeiffer Vacuum Technology AG	32,156
34,323	Praktiker AG	76,819
141	Puma SE	49,454
86,852	Q-Cells SE(a)	15,634
697	Rheinmetall AG	39,138
2,854	Rhoen Klinikum AG	80,270
1,321	SGL Carbon SE(a)	60,355
820	Sixt AG	17,018
943	Sixt AG (Preference)	17,623
7,930	Sky Deutschland AG(a)	20,278
398	SMA Solar Technology AG	16,672

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,295	Software AG	$45,249
11,637	Solarworld AG	24,489
2,830	Stada Arzneimittel AG	93,866
2,731	Suedzucker AG	83,118
1,906	United Internet AG	37,689
435	Vossloh AG	42,427
823	Wacker Chemie AG	66,326
		2,404,341
	Gibraltar—0.0%
6,109	Bwin.Party Digital Entertainment PLC	15,277
	Greece—0.3%
4,951	Hellenic Exchanges SA Holding Clearing Settlement And Registry	17,169
2,625	Hellenic Petroleum SA	19,283
57,012	Marfin Investment Group SA(a)	22,336
6,399	Motor Oil (Hellas) Corinth Refineries SA	52,510
10,766	Mytilineos Holdings SA(a)	36,763
1,459	Titan Cement Co. SA	28,290
16,568	TT Hellenic Postbank SA(a)	8,771
		185,122
	Hong Kong—2.9%
3,512	ASM Pacific Technology Ltd.	47,580
10,935	Cafe de Coral Holdings Ltd.	30,024
107,213	Champion REIT	46,850
68,000	China Gas Holdings Ltd.	33,835
23,134	China Mengniu Dairy Co. Ltd.	71,569
117,799	China Travel International Investment Hong Kong Ltd.	23,688
17,298	Dah Sing Banking Group Ltd.	17,950
8,927	Dah Sing Financial Holdings Ltd.	32,048
33,710	Digital China Holdings Ltd.	63,963
112,000	Foxconn International Holdings Ltd.(a)	53,129
7,000	Galaxy Entertainment Group Ltd.(a)	21,881
41,315	Giordano International Ltd.	36,055
118,490	Global Bio-Chem Technology Group Co. Ltd.	23,369
23,000	Great Eagle Holdings Ltd.	67,893
8,888	Hengan International Group Co. Ltd.	94,119
30,604	Hopewell Highway Infrastructure Ltd.	15,977
17,715	Hopewell Holdings Ltd.	47,611
50,206	Hopson Development Holdings Ltd.	30,223
21,000	Hysan Development Co. Ltd.	95,150
66,083	Johnson Electric Holdings Ltd.	41,569
48,000	K Wah International Holdings Ltd.	20,294
23,313	Kowloon Development Co. Ltd.	24,462
1,126,000	Lai Sun Development(a)	17,563
60,000	Lee & Man Paper Manufacturing Ltd.	28,152
8,000	Lifestyle International Holdings Ltd.	18,768
113,200	New World China Land Ltd.	34,875
30,000	NWS Holdings Ltd.	45,322

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
30,000	Shangri-La Asia Ltd.	$63,730
86,000	Shougang Fushan Resources Group Ltd.	30,153
94,174	Shun Tak Holdings Ltd.	38,967
68,000	Singamas Container Holdings Ltd.	20,423
33,000	SJM Holdings Ltd.	72,485
8,000	SmarTone Telecommunications Holding Ltd.	15,056
49,818	Techtronic Industries Co.	60,171
10,025	Television Broadcasts Ltd.	73,659
26,857	Texwinca Holdings Ltd.	32,889
26,000	Tingyi (Cayman Islands) Holding Corp.	69,376
114,000	TPV Technology Ltd.	26,157
7,770	VTech Holdings Ltd.	87,137
6,925	Wing Hang Bank Ltd.	73,689
60,000	Xinyi Glass Holdings Co. Ltd.	38,826
		1,786,637
	Ireland—0.5%
13,383	C&C Group PLC	67,115
1,427	Elan Corp. PLC(a)	19,737
4,245	Glanbia PLC	32,250
6,536	Grafton Group PLC	28,547
6,519	James Hardie Industries SE CDI	50,832
6,129	Kingspan Group PLC	63,923
479	Paddy Power PLC	31,255
5,204	United Drug PLC	15,945
		309,604
	Isle of Man—0.0%
3,160	Lamprell PLC	17,857
	Israel—1.1%
1,055	Azrieli Group	25,763
5,421	Clal Industries Ltd.	19,893
1,883	Clal Insurance Enterprise Holdings Ltd.(a)	29,502
1,123	Elbit Systems Ltd.	40,941
1,794	First International Bank of Israel Ltd.(a)	20,321
3,063	Gazit-Globe Ltd.	32,672
611	Harel Insurance Investments & Financial Services Ltd.	23,264
68,354	Israel Discount Bank Ltd., Class A(a)	88,624
15,183	Migdal Insurance & Financial Holding Ltd.	22,286
5,670	Mizrahi Tefahot Bank Ltd.(a)	51,114
1,126	NICE Systems Ltd.(a)	42,633
128,718	Oil Refineries Ltd.(a)	74,674
1,102	Osem Investments Ltd.	16,830
11,815	Partner Communications Co. Ltd.	88,372
214	Paz Oil Co. Ltd.	29,125
8,135	Shufersal Ltd.	28,536
1,762	Strauss Group Ltd.(a)	21,233
		655,783
	Italy—2.7%
4,322	ACEA SpA	24,975
3,482	Ansaldo STS SpA	30,739
16,370	Arnoldo Mondadori Editore SpA	24,180

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,460	Astaldi SpA(a)	$26,790
8,343	Autogrill SpA	83,039
3,739	Autostrada Torino-Milano SpA	20,240
2,357	Azimut Holding SpA	23,148
52,878	Banca Carige SpA	55,290
9,275	Banca Piccolo Credito Valtellinese Scarl(a)	13,909
80,645	Beni Stabili SpA REIT	44,723
1,843	Brembo SpA	20,880
36,804	CIR-Compagnie Industriali Riunite SpA	50,271
7,755	Credito Emiliano SpA	31,716
780	Danieli & C. Officine Meccaniche SpA	22,124
1,959	Danieli & C. Officine Meccaniche SpA RSP	29,066
5,470	Davide Campari-Milano SpA	38,661
1,525	De'Longhi SpA	21,476
52,190	Edison SpA(a)	59,405
7,867	ERG SpA	59,246
5,786	Geox SpA	18,640
16,101	Gruppo Editoriale L'Espresso SpA	21,715
36,565	Hera SpA	54,929
21,205	Impregilo SpA	83,692
6,834	Indesit Co. SpA	39,744
1,857	Interpump Group SpA	16,566
62,881	Iren SpA	41,596
278	Italmobiliare SpA	5,265
634	Italmobiliare SpA RSP	7,468
3,229	Lottomatica SpA(a)	59,747
25,130	Maire Tecnimont SpA	22,035
1,936	Marr SpA	20,948
13,339	Mediolanum SpA	54,589
123,556	Milano Assicurazioni SpA(a)	41,128
22,567	Parmalat SpA	51,016
11,012	Piaggio & C. SpA	33,289
7,757	Pirelli & C. SpA	94,454
188,102	Prelios SpA(a)	39,710
4,394	Recordati SpA	30,561
6,528	Safilo Group SpA(a)	42,838
63,798	Saras SpA(a)	80,640
723	Societa' Cattolica di Assicurazioni Scarl	13,560
4,057	Societa Iniziative Autostradali e Servizi SpA	25,398
15,065	Sorin SpA(a)	28,254
252	Tod's SpA	29,018
2,716	Trevi Finanziaria SpA	15,285
		1,651,963
	Japan—33.2%
18,000	77 Bank Ltd. (The)	72,140
500	ABC-Mart, Inc.	18,204
54	Accordia Golf Co. Ltd.	41,593
2,180	Acom Co. Ltd.(a)	47,261
5,200	ADEKA Corp.	47,933
1,200	Aderans Co. Ltd.(a)	13,346

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,700	Advantest Corp.	$62,095
4,200	AEON Credit Service Co. Ltd.	73,643
800	AEON Delight Co. Ltd.	18,626
2,100	AEON Mall Co. Ltd.	46,842
2,200	Aica Kogyo Co. Ltd.	32,348
5,000	Aichi Steel Corp.	23,984
2,500	Aida Engineering Ltd.	14,184
44,550	Aiful Corp.(a)	97,642
500	Ain Pharmaciez, Inc.	26,865
8,000	Air Water, Inc.	101,196
6,300	Akebono Brake Industry Co. Ltd.	31,956
1,100	Alpen Co. Ltd.	22,442
2,100	Alpine Electronics, Inc.	27,748
10,400	Alps Electric Co. Ltd.	95,605
2,700	Amano Corp.	24,313
2,000	Anritsu Corp.	26,301
6,400	AOC Holdings, Inc.	35,749
1,500	AOKI Holdings, Inc.	29,495
3,900	Aoyama Trading Co. Ltd.	80,789
14,000	Aozora Bank Ltd.	36,120
1,100	ARC Land Sakamoto Co. Ltd.	17,276
2,300	ARCS Co. Ltd.	49,488
1,300	Asahi Diamond Industrial Co. Ltd.	14,491
900	Asahi Holdings, Inc.	17,753
1,800	Asatsu-DK, Inc.	52,346
4,400	ASICS Corp.	47,778
1,300	Autobacs Seven Co. Ltd.	62,440
1,300	Avex Group Holdings, Inc.	14,751
7,000	Awa Bank Ltd. (The)	41,380
2,800	Azbil Corp.	60,247
400	Bank of Iwate Ltd. (The)	17,484
6,000	Bank of Nagoya Ltd. (The)	19,388
1,200	Bank of The Ryukyus Ltd.	15,480
2,050	Belluna Co. Ltd.	16,303
67	BIC Camera, Inc.	33,062
500	Calbee, Inc.	30,340
7,000	Calsonic Kansei Corp.	39,627
700	Canon Electronics, Inc.	17,332
7,100	Canon Marketing Japan, Inc.	91,946
1,300	Capcom Co. Ltd.	29,746
1,000	Cawachi Ltd.	24,109
11,000	Central Glass Co. Ltd.	45,188
1,400	Century Tokyo Leasing Corp.	28,142
1,300	Chiyoda Co. Ltd.	30,300
6,000	Chiyoda Corp.	72,816
14,000	Chori Co. Ltd.	19,287
4,000	Chugoku Marine Paints Ltd.	23,896
1,900	Circle K Sunkus Co. Ltd.	42,000
13,000	Citizen Holdings Co. Ltd.	81,896
2,800	CKD Corp.	20,900
2,700	CMK Corp.(a)	14,033

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,800	Coca-Cola Central Japan Co. Ltd.	$23,626
3,700	Coca-Cola West Co. Ltd.	67,100
1,100	Cocokara Fine, Inc.	34,387
2,500	Colowide Co. Ltd.	18,379
6,300	COMSYS Holdings Corp.	63,754
3,000	Daibiru Corp.	23,708
15,000	Daido Steel Co. Ltd.	93,744
6,850	Daiei, Inc. (The)(a)	22,649
7,500	Daifuku Co. Ltd.	40,297
6,000	Daihen Corp.	20,139
10,000	Daiichi Chuo Kisen Kaisha(a)	13,777
4,000	Daiichi Jitsugyo Co. Ltd.	20,590
11,000	Daikyo, Inc.	28,931
6,000	Dainippon Screen Manufacturing Co. Ltd.	54,481
6,500	Dainippon Sumitomo Pharma Co. Ltd.	65,289
9,000	Daio Paper Corp.	50,047
900	Daiseki Co. Ltd.	15,578
8,000	Daishi Bank Ltd. (The)	24,948
20,000	Daiwabo Holdings Co. Ltd.	42,583
5,100	DCM Holdings Co. Ltd.	38,644
1,100	DeNa Co. Ltd.	34,483
4,000	Denki Kogyo Co. Ltd.	18,185
400	DISCO Corp.	24,022
1,800	Don Quijote Co. Ltd.	66,211
2,500	Doutor Nichires Holdings Co. Ltd.	34,035
2,600	Duskin Co. Ltd.	50,375
400	DyDo Drinco, Inc.	16,282
133	eAccess Ltd.	26,768
600	Earth Chemical Co. Ltd.	21,755
23,000	Ebara Corp.	93,619
6,000	Eighteenth Bank Ltd. (The)	16,908
1,100	Elematec Corp.	15,940
1,200	EXEDY Corp.	33,936
4,000	Ezaki Glico Co. Ltd.	47,943
800	F.C.C. Co. Ltd.	16,402
2,400	Fancl Corp.	31,471
1,200	Foster Electric Co. Ltd.	18,050
600	FP Corp.	38,775
28	Fuji Media Holdings, Inc.	47,377
3,600	Fuji Oil Co. Ltd.	49,055
900	Fuji Seal International, Inc.	17,336
1,400	Fuji Soft, Inc.	24,793
1,100	Fujimi, Inc.	14,011
4,000	Fujitec Co. Ltd.	25,099
6,000	Fukuyama Transporting Co. Ltd.	32,839
1,000	Funai Electric Co. Ltd.	18,486
29,000	Furukawa Co. Ltd.(a)	27,603
7,000	Furukawa-Sky Aluminum Corp.	20,953
1,500	Futaba Corp.	23,483
8,000	Futaba Industrial Co. Ltd.(a)	43,184
1,000	Fuyo General Lease Co. Ltd.	32,638

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
42	Geo Corp.	$50,919
2,500	Glory Ltd.	53,698
12,000	Godo Steel Ltd.	27,654
910	Goldcrest Co. Ltd.	15,671
11,000	GS Yuasa Corp.	57,036
430	Gulliver International Co. Ltd.	15,429
13,000	Gunze Ltd.	35,494
8,000	H2O Retailing Corp.	70,537
1,300	Hamamatsu Photonics KK	52,020
1,100	Heiwa Corp.	22,924
12,500	Heiwa Real Estate Co. Ltd.	31,780
1,500	Heiwado Co. Ltd.	21,360
7,000	Higo Bank Ltd. (The)	39,188
900	Hikari Tsushin, Inc.	29,465
13,000	Hino Motors Ltd.	92,805
800	Hirose Electric Co. Ltd.	84,263
19,000	Hiroshima Bank Ltd. (The)	77,337
1,100	HIS Co. Ltd.	35,682
1,000	Hisamitsu Pharmaceutical Co., Inc.	44,586
17,000	Hitachi Cable Ltd.(a)	39,815
2,200	Hitachi Capital Corp.	36,618
5,200	Hitachi Chemical Co. Ltd.	97,103
4,400	Hitachi Construction Machinery Co. Ltd.	96,272
2,200	Hitachi High-Technologies Corp.	55,575
2,600	Hitachi Koki Co. Ltd.	23,283
4,000	Hitachi Kokusai Electric, Inc.	37,773
6,000	Hitachi Metals Ltd.	75,296
1,700	Hitachi Transport System Ltd.	31,192
49,000	Hitachi Zosen Corp.	66,278
500	Hogy Medical Co. Ltd.	23,045
13,000	Hokkoku Bank Ltd. (The)	46,240
6,000	Hokuetsu Kishu Paper Co. Ltd.	38,475
1,000	Hokuto Corp.	21,579
1,100	Horiba Ltd.	38,864
2,100	Hoshizaki Electric Co. Ltd.	50,550
7,300	Hosiden Corp.	48,822
2,400	House Foods Corp.	40,519
1,200	Hulic Co. Ltd.	13,827
7,000	Hyakugo Bank Ltd. (The)	29,194
8,000	Hyakujushi Bank Ltd. (The)	34,166
1,200	IBJ Leasing Co. Ltd.	32,839
3,800	Iino Kaiun Kaisha Ltd.	19,084
700	Inaba Denki Sangyo Co. Ltd.	20,699
3,300	Inabata & Co. Ltd.	21,781
13,000	Iseki & Co. Ltd.	31,098
29,000	Ishihara Sangyo Kaisha Ltd.(a)	27,967
6,700	IT Holdings Corp.	86,262
3,700	ITO EN Ltd.	67,100
1,000	ITOCHU Techno-Solutions Corp.	45,651
11,000	Itoham Foods, Inc.	41,743
11,000	Iwatani Corp.	38,713

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,000	Iyo Bank Ltd. (The)	$91,477
3,100	Izumi Co. Ltd.	64,644
12,000	Jaccs Co. Ltd.	43,434
1,000	JAFCO Co. Ltd.	23,871
3,000	Japan Airport Terminal Co. Ltd.	41,180
3,000	Japan Aviation Electronics Industry Ltd.	27,691
1,400	Japan Petroleum Exploration Co. Ltd.	64,262
4,700	Japan Securities Finance Co. Ltd.	24,605
10,000	Japan Steel Works Ltd. (The)	61,118
9,000	JFE Shoji Trade Corp.(a)	44,975
9,000	Juroku Bank Ltd. (The)	28,405
10,900	JVC KENWOOD Holdings, Inc.	46,688
1,000	Kadokawa Group Holdings, Inc.	28,868
2,700	Kagome Co. Ltd.	54,342
7,000	Kagoshima Bank Ltd. (The)	42,169
3,000	Kaken Pharmaceutical Co. Ltd.	37,122
3,000	Kamei Corp.	42,683
9,000	Kamigumi Co. Ltd.	72,478
2,000	Kanamoto Co. Ltd.	22,168
8,000	Kandenko Co. Ltd.	35,268
14,000	Kaneka Corp.	86,968
77,000	Kanematsu Corp.(a)	92,579
8,000	Kansai Paint Co. Ltd.	86,367
1,300	Kato Sangyo Co. Ltd.	26,783
6,000	Kayaba Industry Co. Ltd.	34,191
12,000	Keihan Electric Railway Co. Ltd.	55,758
2,200	Keihin Corp.	37,858
11,000	Keikyu Corp.	94,508
10,000	Keisei Electric Railway Co. Ltd.	77,400
8,000	Keiyo Bank Ltd. (The)	37,272
162	Kenedix, Inc.(a)	29,399
6,000	Kewpie Corp.	90,175
8,000	Kikkoman Corp.	94,082
500	Kintetsu World Express, Inc.	17,979
1,700	Kissei Pharmaceutical Co. Ltd.	31,000
6,400	Kitz Corp.	25,249
18,000	Kiyo Holdings, Inc.	25,925
700	Kobayashi Pharmaceutical Co. Ltd.	35,199
1,800	Kohnan Shoji Co. Ltd.	26,151
4,000	Koito Manufacturing Co. Ltd.	62,120
6,200	Kokuyo Co. Ltd.	46,668
2,000	Komeri Co. Ltd.	56,159
4,900	Komori Corp.	42,958
3,400	Konami Corp.	99,217
1,100	Kose Corp.	25,459
2,700	K's Holdings Corp.	81,157
27,000	Kumagai Gumi Co. Ltd.(a)	27,729
8,000	KUREHA Corp.	38,274
3,100	Kurita Water Industries Ltd.	76,136
2,200	Kuroda Electric Co. Ltd.	22,621
1,700	Kyoei Steel Ltd.	32,171

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,700	Kyokuto Kaihatsu Kogyo Co. Ltd.	$16,352
3,000	KYORIN Holdings, Inc.	57,787
6,000	Kyowa Exeo Corp.	54,781
9,000	Kyowa Hakko Kirin Co. Ltd.	95,022
35,100	Leopalace21 Corp.(a)	109,900
1,800	Lintec Corp.	35,146
11,000	Lion Corp.	63,648
1,200	Mabuchi Motor Co. Ltd.	50,573
14,000	Maeda Corp.	58,739
4,000	Maeda Road Construction Co. Ltd.	48,494
4,000	Makino Milling Machine Co. Ltd.	29,156
800	Mandom Corp.	20,249
4,000	Marudai Food Co. Ltd.	15,480
48,000	Maruha Nichiro Holdings, Inc.	83,562
2,900	Maruichi Steel Tube Ltd.	64,069
3,200	Matsui Securities Co. Ltd.	19,718
3,200	Matsumotokiyoshi Holdings Co. Ltd.	71,138
2,000	Max Co. Ltd.	24,998
3,700	Megmilk Snow Brand Co. Ltd.	67,193
9,000	Meidensha Corp.	32,237
1,400	Meitec Corp.	28,861
21,000	Minebea Co. Ltd.	95,999
1,000	Ministop Co. Ltd.	17,672
1,400	Miraca Holdings, Inc.	55,320
3,200	Mirait Holdings Corp.	23,045
5,700	Misawa Homes Co. Ltd.(a)	74,601
900	MISUMI Group, Inc.	21,169
6,000	Mitsubishi Logistics Corp.	66,203
23,000	Mitsubishi Paper Mills Ltd.(a)	21,604
1,000	Mitsubishi Shokuhin Co. Ltd.	25,813
8,000	Mitsubishi Steel Manufacturing Co. Ltd.	25,449
6,300	Mitsubishi Tanabe Pharma Corp.	87,740
1,790	Mitsubishi UFJ Lease & Finance Co. Ltd.	74,653
8,000	Mitsui Matsushima Co. Ltd.	15,730
6,000	Mitsui Sugar Co. Ltd.	19,688
4,000	Mitsui-Soko Co. Ltd.	17,484
9,000	Mitsumi Electric Co. Ltd.(a)	75,521
1,000	Miura Co. Ltd.	25,963
3,000	Mochida Pharmaceutical Co. Ltd.	34,943
81	Monex Group, Inc.	16,242
4,100	Mori Seiki Co. Ltd.	41,028
16,000	Morinaga Milk Industry Co. Ltd.	58,513
900	Mos Food Services, Inc.	17,404
1,400	Musashi Seimitsu Industry Co. Ltd.	32,981
1,400	Musashino Bank Ltd. (The)	45,711
1,000	Nabtesco Corp.	21,567
8,000	Nachi-Fujikoshi Corp.	40,278
5,000	Nagase & Co. Ltd.	60,743
21,000	Nakayama Steel Works Ltd.(a)	18,937
7,000	Nanto Bank Ltd. (The)	31,210
1,300	NEC Fielding Ltd.	16,363

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
500	NEC Mobiling Ltd.	$18,260
1,500	NEC Networks & System Integration Corp.	22,299
2,200	NET One Systems Co. Ltd.	30,199
5,000	NGK Spark Plug Co. Ltd.	71,764
8,800	NHK Spring Co. Ltd.	92,579
6,000	Nichias Corp.	31,261
2,500	Nichicon Corp.	30,277
700	Nichiden Corp.	18,428
1,500	Nichii Gakkan Co.	20,571
17,000	Nichirei Corp.	77,500
1,500	Nifco, Inc.	40,466
1,200	Nihon Kohden Corp.	35,213
2,000	Nihon Parkerizing Co. Ltd.	29,958
5,000	Nihon Unisys Ltd.	37,698
3,000	Nikkiso Co. Ltd.	31,674
5,000	Nippo Corp.	51,600
6,000	Nippon Carbon Co. Ltd.	16,382
7,000	Nippon Chemi-Con Corp.(a)	26,652
11,500	Nippon Coke & Engineering Co. Ltd.	16,563
6,000	Nippon Denko Co. Ltd.	25,249
5,000	Nippon Flour Mills Co. Ltd.	22,669
6,000	Nippon Kayaku Co. Ltd.	60,342
2,100	Nippon Konpo Unyu Soko Co. Ltd.	27,379
51,000	Nippon Light Metal Co. Ltd.	75,371
20,000	Nippon Metal Industry Co. Ltd.(a)	15,781
7,000	Nippon Paint Co. Ltd.	53,479
4,000	Nippon Road Co. Ltd. (The)	15,630
2,000	Nippon Shinyaku Co. Ltd.	25,374
7,000	Nippon Shokubai Co. Ltd.	78,903
3,300	Nippon Signal Co. Ltd.	21,120
8,000	Nippon Soda Co. Ltd.	34,868
20,500	Nippon Suisan Kaisha Ltd.	67,011
3,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	17,810
230	Nippon Television Network Corp.	35,719
3,000	Nippon Thompson Co. Ltd.	16,682
14,000	Nippon Yakin Kogyo Co. Ltd.(a)	22,268
5,100	Nipro Corp.	34,811
24,000	Nishimatsu Construction Co. Ltd.	51,700
33,000	Nishi-Nippon City Bank Ltd. (The)	87,206
8,000	Nishi-Nippon Railroad Co. Ltd.	37,473
7,700	Nissan Chemical Industries Ltd.	70,110
4,000	Nissan Shatai Co. Ltd.	42,332
4,100	Nissen Holdings Co. Ltd.	21,361
2,600	Nissha Printing Co. Ltd.(a)	29,567
11,000	Nisshin Oillio Group Ltd. (The)	46,290
8,000	Nisshinbo Holdings, Inc.	70,837
2,600	Nissin Kogyo Co. Ltd.	42,397
600	Nitori Holdings Co. Ltd.	55,232
900	Nitta Corp.	17,133
3,000	Nittetsu Mining Co. Ltd.	12,812

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,000	Nitto Boseki Co. Ltd.(a)	$30,659
8,000	NOF Corp.	40,278
3,800	Nomura Real Estate Holdings, Inc.	66,962
5,000	Noritake Co. Ltd.	14,591
2,000	Noritz Corp.	35,594
800	NS Solutions Corp.	15,640
9,000	NS United Kaiun Kaisha Ltd.(a)	14,541
1,900	NSD Co. Ltd.	15,729
48	NTT Urban Development Corp.	37,092
140	OBIC Co. Ltd.	29,597
7,000	Ogaki Kyoritsu Bank Ltd. (The)	24,022
1,000	Oiles Corp.	20,390
3,600	Okabe Co. Ltd.	22,769
4,000	Okamura Corp.	29,507
5,000	Okasan Securities Group, Inc.	19,976
79,000	Oki Electric Industry Co. Ltd.(a)	135,550
1,400	Okinawa Electric Power Co., Inc. (The)	55,846
5,000	OKUMA Corp.	39,702
10,000	Okumura Corp.	36,696
2,000	Okuwa Co. Ltd.	27,353
9,000	Onward Holdings Co. Ltd.	70,449
1,100	Oracle Corp. Japan	42,570
30,500	Orient Corp.(a)	39,727
1,900	OSG Corp.	30,197
600	Otsuka Corp.	48,319
10,000	Pacific Metals Co. Ltd.	48,719
2,200	Paltac Corp.	32,265
5,000	PanaHome Corp.	32,939
3,000	Parco Co. Ltd.	29,720
2,700	Park24 Co. Ltd.	37,299
13,500	Penta-Ocean Construction Co. Ltd.	39,733
15,500	Pioneer Corp.(a)	78,815
1,100	Pola Orbis Holdings, Inc.	33,546
5,000	Press Kogyo Co. Ltd.	29,870
19,000	Prima Meat Packers Ltd.	37,360
14,000	Rengo Co. Ltd.	102,574
2,000	Resorttrust, Inc.	33,164
800	Ricoh Leasing Co. Ltd.	18,185
4,000	Riken Corp.	17,033
900	Rinnai Corp.	65,940
1,000	Riso Kagaku Corp.	14,666
3,000	Rohto Pharmaceutical Co. Ltd.	38,437
3,600	Round One Corp.	23,581
9,000	Ryobi Ltd.	32,463
1,300	Ryohin Keikaku Co. Ltd.	70,662
2,200	Ryosan Co. Ltd.	41,716
2,700	Ryoyo Electro Corp.	29,927
1,500	Saizeriya Co. Ltd.	23,314
5,000	Sakai Chemical Industry Co. Ltd.	17,409
1,200	Sakata Seed Corp.	16,818
10,000	Sanden Corp.	33,189

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,300	Sangetsu Co. Ltd.	$34,028
9,000	San-in Godo Bank Ltd. (The)	64,926
9,000	Sanken Electric Co. Ltd.(a)	43,509
3,000	Sanki Engineering Co. Ltd.	15,705
22,000	Sankyo-Tateyama Holdings, Inc.(a)	45,463
19,000	Sankyu, Inc.	75,672
1,700	Santen Pharmaceutical Co. Ltd.	71,006
11,000	Sanwa Holdings Corp.	41,743
4,000	Sanyo Chemical Industries Ltd.	25,950
7,000	Sanyo Shokai Ltd.	19,901
7,000	Sanyo Special Steel Co. Ltd.	32,613
16,400	Sapporo Hokuyo Holdings, Inc.	57,511
21,000	Sapporo Holdings Ltd.	73,643
9,000	Sasebo Heavy Industries Co. Ltd.	13,526
200	Sawai Pharmaceutical Co. Ltd.	21,091
14,000	Seiko Holdings Corp.(a)	35,769
6,000	Senko Co. Ltd.	26,451
30,300	Senshu Ikeda Holdings, Inc.	40,225
8,000	Shiga Bank Ltd. (The)	45,789
1,400	Shima Seiki Manufacturing Ltd.	26,091
8,000	Shimadzu Corp.	71,739
600	Shimamura Co. Ltd.	68,157
1,400	Shimano, Inc.	92,229
4,100	Shinko Electric Industries Co. Ltd.	38,666
2,200	Shinko Plantech Co. Ltd.	18,626
6,000	Shinmaywa Industries Ltd.	29,156
1,000	Ship Healthcare Holdings, Inc.	23,596
700	Sho-Bond Holdings Co. Ltd.	17,744
3,000	Shochiku Co. Ltd.	28,931
4,000	Shoei Co. Ltd./Chiyoda-Ku	15,029
4,100	Showa Corp.	36,047
1,700	Sintokogio Ltd.	17,906
42	SKY Perfect JSAT Holdings, Inc.	18,358
3,100	Sodick Co. Ltd.	15,763
3,500	Sohgo Security Services Co. Ltd.	40,372
4	So-net Entertainment Corp.	16,757
4,000	Sony Financial Holdings, Inc.	65,527
12,000	Sotetsu Holdings, Inc.	37,122
1,600	Square Enix Holdings Co. Ltd.	31,381
5,400	Stanley Electric Co. Ltd.	83,254
1,900	Star Micronics Co. Ltd.	20,250
1,100	Sugi Holdings Co. Ltd.	35,654
6,500	Sumco Corp.(a)	69,848
14,000	Sumikin Bussan Corp.	35,945
1,600	Sumisho Computer Systems Corp.	24,948
10,000	Sumitomo Bakelite Co. Ltd.	51,976
39,000	Sumitomo Light Metal Industries Ltd.	40,053
26,800	Sumitomo Mitsui Construction Co. Ltd.(a)	22,489
25,000	Sumitomo Osaka Cement Co. Ltd.	76,085
6,700	Sumitomo Rubber Industries Ltd.	93,311
8,000	Sumitomo Warehouse Co. Ltd. (The)	38,274

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
700	Sundrug Co. Ltd.	$21,497
7,000	Suruga Bank Ltd.	70,136
23,000	SWCC Showa Holdings Co. Ltd.	21,028
500	Sysmex Corp.	20,227
4,000	T RAD Co. Ltd.	15,781
1,600	Tachi-S Co. Ltd.	30,740
5,000	Tadano Ltd.	37,322
3,000	Taihei Dengyo Kaisha Ltd.	24,948
3,000	Taihei Kogyo Co. Ltd.	15,781
1,500	Taikisha Ltd.	30,021
7,200	Taiyo Yuden Co. Ltd.	77,911
7,000	Takara Holdings, Inc.	47,692
3,000	Takara Standard Co. Ltd.	22,281
3,200	Takasago Thermal Engineering Co. Ltd.	25,209
2,200	Takata Corp.	54,142
600	Tamron Co. Ltd.	18,155
13,000	Tekken Corp.	18,887
3,900	THK Co. Ltd.	78,347
14,000	Toa Corp.	25,424
11,000	Toagosei Co. Ltd.	47,805
14,900	Tobishima Corp.(a)	16,795
12,000	Toda Corp.	38,324
4,000	Toei Co. Ltd.	20,790
6,000	Toho Bank Ltd. (The)	19,312
4,400	Toho Co. Ltd.	79,133
7,000	Toho Zinc Co. Ltd.	30,246
8,000	Tokai Carbon Co. Ltd.	40,278
2,500	Tokai Rika Co. Ltd.	46,778
2,200	Tokai Rubber Industries Ltd.	26,093
9,000	Tokai Tokyo Financial Holdings, Inc.	32,350
480	Token Corp.	17,470
26,000	Tokuyama Corp.	81,733
1,900	Tokyo Broadcasting System Holdings, Inc.	25,843
9,000	Tokyo Dome Corp.(a)	29,983
1,500	Tokyo Ohka Kogyo Co. Ltd.	32,444
7,000	Tokyo Rope Manufacturing Co. Ltd.	14,466
900	Tokyo Seimitsu Co. Ltd.	18,587
8,600	Tokyo Steel Manufacturing Co. Ltd.	65,918
22,000	Tokyo Tatemono Co. Ltd.(a)	82,109
1,300	Tokyo Tomin Bank Ltd. (The)	14,914
3,800	Tomony Holdings, Inc.	17,419
4,300	Tomy Co. Ltd.	32,474
2,800	Toppan Forms Co. Ltd.	25,214
11,000	Topy Industries Ltd.	34,166
3,000	Toshiba Machine Co. Ltd.	16,419
2,000	Toshiba Plant Systems & Services Corp.	21,291
11,000	Toshiba TEC Corp.	44,636
2,000	Totetsu Kogyo Co. Ltd.	21,416
13,000	TOTO Ltd.	96,387
18,000	Toyo Construction Co. Ltd.	17,584
6,000	Toyo Engineering Corp.	27,428

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,000	Toyo Ink SC Holdings Co. Ltd.	$43,948
4,000	Toyo Kohan Co. Ltd.	14,478
3,000	Toyo Suisan Kaisha, Ltd.	77,024
400	Toyo Tanso Co. Ltd.	14,613
11,000	Toyo Tire & Rubber Co. Ltd.	30,171
3,700	Toyoda Gosei Co. Ltd.	76,183
6,700	Toyota Boshoku Corp.	82,822
1,600	transcosmos, Inc.(a)	22,924
2,700	Trend Micro, Inc.	82,307
2,300	TS Tech Co. Ltd.	45,744
7,000	Tsubakimoto Chain Co.	42,695
1,400	Tsumura & Co.	37,400
500	Tsuruha Holdings, Inc.	30,058
12	TV Asahi Corp.	17,960
3,700	Ulvac, Inc.(a)	29,936
1,300	Unicharm Corp.	72,616
4,000	Uniden Corp.(a)	14,779
1,000	Unipres Corp.	31,636
48,000	Unitika Ltd.(a)	28,856
3,600	Ushio, Inc.	47,297
550	USS Co. Ltd.	56,002
3,300	Valor Co. Ltd.	57,945
5,000	Wacoal Holdings Corp.	58,050
1,100	Xebio Co. Ltd.	30,295
232	Yahoo! Japan Corp.	69,764
4,000	Yamagata Bank Ltd. (The)	18,436
1,800	Yamato Kogyo Co. Ltd.	51,490
7,000	Yamazaki Baking Co. Ltd.	103,713
3,400	Yamazen Corp.	30,702
7,000	Yaskawa Electric Corp.	61,281
7,000	Yodogawa Steel Works Ltd.	27,967
3,000	Yokogawa Bridge Holdings Corp.	20,703
7,800	Yokogawa Electric Corp.	75,416
2,200	Yokohama Reito Co. Ltd.	17,193
1,000	Yorozu Corp.	20,264
14	Yoshinoya Holdings Co. Ltd.	18,218
17,000	Yuasa Trading Co. Ltd.	29,595
3,000	Yurtec Corp.	14,278
2,600	Zensho Co. Ltd.	32,368
8,000	Zeon Corp.	70,236
		20,401,083
	Jersey Island—0.3%
6,018	Atrium European Real Estate Ltd.	29,312
22,139	Beazley PLC	50,942
3,943	Cape PLC	24,164
6,429	Heritage Oil PLC(a)	15,534
408	Randgold Resources Ltd.	35,942
25,649	Regus PLC	44,441
		200,335

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Luxembourg—0.2%
8,686	AZ Electronic Materials SA	$44,896
6,815	GAGFAH SA(a)	61,074
		105,970
	Malaysia—0.0%
21,000	Parkson Retail Group Ltd.	23,496
	Netherlands—1.8%
3,762	Aalberts Industries NV	72,223
731	Accell Group	14,706
1,769	AMG Advanced Metallurgical Group NV(a)	18,010
2,568	Arcadis NV	59,463
1,367	ASM International NV	48,317
2,962	BinckBank NV	28,031
1,650	Eurocommercial Properties NV REIT	57,829
1,405	Gemalto NV(a)	104,676
2,839	Grontmij NV CVA	19,539
5,214	Heijmans NV CVA	51,060
1,320	Koninklijke Ten Cate NV	40,218
888	Koninklijke Vopak NV	57,232
10,785	Koninklijke Wessanen NV	32,232
2,904	Mediq NV	38,513
3,005	Nieuwe Steen Investments Funds NV REIT	33,051
5,871	QIAGEN NV(a)	97,054
500	Sligro Food Group NV	15,221
1,180	TKH Group NV	31,150
6,832	TomTom NV(a)	34,000
733	Unit 4 NV	21,377
1,477	Vastned Retail NV REIT	72,565
4,047	Wavin NV(a)	56,162
1,170	Wereldhave NV REIT	82,306
		1,084,935
	New Zealand—0.6%
24,411	AMP NZ Office Ltd.	19,373
22,491	Auckland International Airport Ltd.	46,554
23,194	Chorus Ltd.(a)	65,088
9,446	Contact Energy Ltd.(a)	37,482
13,216	Fisher & Paykel Healthcare Corp. Ltd.	24,004
21,762	Goodman Property Trust REIT	18,517
9,973	Infratil Ltd.	15,462
29,473	Kiwi Income Property Trust REIT	25,801
8,378	Nuplex Industries Ltd.	18,370
17,909	Sky City Entertainment Group Ltd.	56,265
5,326	Sky Network Television Ltd.	23,792
		350,708
	Norway—1.2%
3,868	Atea ASA	41,189
4,859	Austevoll Seafood ASA	17,813
3,284	Cermaq ASA(a)	44,803

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,865	DNO International ASA(a)	$15,646
1,015	Fred. Olsen Energy ASA	42,047
1,004	Kongsberg Gruppen ASA	19,367
10,838	Kvaerner ASA	31,975
1,045	Leroy Seafood Group ASA	16,418
1,266	Norwegian Air Shuttle ASA(a)	21,382
23,264	Norwegian Energy Co. ASA(a)	29,119
16,131	Norwegian Property ASA	23,936
7,952	Prosafe SE	61,982
103,706	Renewable Energy Corp. ASA(a)	59,200
1,839	Schibsted ASA	70,082
2,223	Sparebanken 1 SMN	13,738
3,537	Subsea 7 SA(a)	91,569
3,180	TGS Nopec Geophysical Co. ASA	91,819
2,862	Tomra Systems ASA	22,283
		714,368
	Portugal—0.5%
30,785	Banco BPI SA(a)	16,380
8,280	CIMPOR-Cimentos de Portugal SGPS SA	60,494
4,828	Jeronimo Martins SGPS SA	90,420
7,921	Portucel Empresa Produtora de Pasta e Papel SA	20,087
5,839	Redes Energeticas Nacionais SA	15,449
2,031	Semapa-Sociedade de Investimento e Gestao SGPS SA(a)	14,594
55,305	Sonae SGPS SA	30,011
14,540	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	49,073
		296,508
	Singapore—2.3%
54,000	Ascendas REIT	90,778
25,000	Ascendas India Trust	16,467
29,000	Ascott Residence Trust REIT	26,251
37,000	Cambridge Industrial Trust REIT	16,148
72,000	CapitaCommercial Trust REIT	75,067
63,000	CapitaMall Trust REIT	91,651
31,000	CapitaMalls Asia Ltd.	38,584
16,000	CDL Hospitality Trusts REIT	24,440
38,000	Cosco Corp. Singapore Ltd.	31,787
17,000	Ezra Holdings Ltd.(a)	13,877
55,000	Fortune REIT	29,706
9,000	Hong Leong Asia Ltd.	13,348
14,000	Indofood Agri Resources Ltd.(a)	16,124
20,000	Keppel Land Ltd.	51,241
61,000	Lippo-Mapletree Indonesia Retail Trust REIT	20,213
14,000	M1 Ltd.	27,609
49,000	Mapletree Logistics Trust REIT	38,810
79,000	Neptune Orient Lines Ltd.(a)	78,853
42,300	Olam International Ltd.	77,605
11,000	Sakari Resources Ltd.	17,514

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
19,000	SembCorp Marine Ltd.	$78,009
6,000	SIA Engineering Co.	19,106
25,000	Singapore Airport Terminal Services Ltd.	52,736
14,000	Singapore Exchange Ltd.	75,810
49,000	Singapore Post Ltd.	40,196
24,000	SMRT Corp. Ltd.	32,587
23,000	StarHub Ltd.	59,298
83,000	Suntec REIT	87,877
22,000	UOL Group Ltd.	80,369
13,000	Venture Corp. Ltd.	90,358
34,000	Wing Tai Holdings Ltd.	32,563
		1,444,982
	South Korea—5.9%
58	Amorepacific Corp.	55,684
283	AMOREPACIFIC Group, Inc.	71,243
6,820	Asiana Airlines(a)	38,683
284	Binggrae Co. Ltd.	16,360
660	Capro Corp.	11,476
1,725	Cheil Worldwide, Inc.	30,070
680	CJ CGV Co. Ltd.	15,975
307	CJ CheilJedang Corp.	101,598
566	CJ Korea Express Co. Ltd.(a)	39,115
1,496	Daeduck Electronics Co.	15,355
2,910	Daekyo Co. Ltd.	15,398
1,760	Daesang Corp.	28,344
5,700	Daewoo Engineering & Construction Co. Ltd.(a)	47,663
1,160	Daewoo Industrial Development Co. Ltd.(a)	—
1,910	Daewoo International Corp.	55,435
4,772	Daewoo Motor Sales(a)	34,896
1,622	Daewoo Motor Sales Corp.(a)	—
6,720	Daewoo Securities Co. Ltd.(a)	68,382
3,700	Daishin Securities Co. Ltd.(a)	32,150
1,970	Daishin Securities Co. Ltd. (Preference)(a)	11,941
389	Dong-A Pharmaceutical Co. Ltd., Class A	25,506
2,530	Dongbu Hitek Co. Ltd.(a)	18,044
4,550	Dongbu Steel Co. Ltd.(a)	22,546
3,090	Doosan Infracore Co. Ltd.(a)	57,829
347	E1 Corp.	15,137
1,420	Halla Climate Control Corp.	28,899
639	Handsome Co. Ltd.	21,543
3,279	Hanjin Heavy Industries & Construction Co. Ltd.(a)	48,599
6,280	Hanjin Shipping Co. Ltd.(a)	86,410
1,163	Hanjin Transportation Co. Ltd.	19,656
6,070	Hansol Paper Co.	41,304
850	Hansol Technics Co. Ltd.(a)	15,419
3,171	Hanwha Chemical Corp.	62,571
4,372	Hanwha Securities Co.(a)	17,447
947	Hite Jinro Co. Ltd.	20,530

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
681	Hotel Shilla Co. Ltd.	$31,877
132	Hyundai Elevator Co. Ltd.	11,739
92	Hyundai Glovis Co. Ltd.	18,032
1,610	Hyundai Greenfood Co. Ltd.	22,651
830	Hyundai Hysco Co. Ltd.	29,341
3,130	Hyundai Merchant Marine Co. Ltd.(a)	79,626
8,440	Hyundai Securities Co.(a)	69,753
4,020	Jeonbuk Bank	16,879
289	KCC Corp.	74,416
2,180	Keangnam Enterprises Ltd.	15,548
950	Kolon Corp.	19,670
4,980	Kolon Engineering & Construction Co. Ltd.	24,941
1,294	Kolon Industries, Inc.	71,677
1,850	Korea Investment Holdings Co., Ltd.(a)	63,843
673	Korea Line Corp.(a)	11,166
3,987	Korean Reinsurance Co.	48,335
1,060	KP Chemical Corp.	13,506
740	LG Fashion Corp.	24,620
371	LG Hausys Ltd.	21,273
93	LG Household & Health Care Ltd.	48,799
404	LG Innotek Co. Ltd.(a)	29,099
3,590	LIG Insurance Co. Ltd.	74,651
38	Lotte Chilsung Beverage Co. Ltd.	42,972
30	Lotte Confectionery Co. Ltd.	45,446
250	LS Industrial Systems Co. Ltd.	12,786
337	Mando Corp.	53,974
4,485	Meritz Fire & Marine Insurance Co. Ltd.	46,432
707	Mirae Asset Securities Co. Ltd.(a)	21,646
27	Namyang Dairy Products Co. Ltd.	15,529
88	Ncsoft Corp.	22,815
419	NHN Corp.	94,913
207	Nong Shim Co. Ltd.	41,487
59	Orion Corp.	46,882
140	Ottogi Corp.	20,564
1,610	Poongsan Corp.	42,881
1,040	S&T Dynamics Co. Ltd.	12,607
580	S&T Motiv Co. Ltd.	13,831
691	S1 Corp.	34,546
1,772	Samsung Card Co. Ltd.	54,408
399	Samsung Engineering Co. Ltd.	75,908
1,316	Samsung Techwin Co. Ltd.	80,582
586	Samyang Corp.	31,163
1,173	Seah Besteel Corp.	46,811
273	SFA Engineering Corp.	13,020
1,462	SK Chemicals Co. Ltd.	72,833
372	SK Gas Co. Ltd.	20,540
9,290	SK Networks Co. Ltd.	76,778
450	SKC Co. Ltd.	15,589
8,680	Ssangyong Motor Co.(a)	46,851
1,910	STX Engine Co. Ltd.	24,337
10,750	STX Pan Ocean Co. Ltd.	56,122

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
24	Taekwang Industrial Co. Ltd.	$21,789
5,210	Taeyoung Engineering & Construction	23,004
19,830	Taihan Electric Wire Co. Ltd.(a)	54,746
2,470	Tong Yang Life Insurance	21,834
15,250	Tong Yang Securities, Inc.(a)	59,374
30,740	Tongyang, Inc.(a)	27,037
19,450	Woongjin Chemical Co. Ltd.(a)	13,424
2,300	Woongjin Coway Co. Ltd.	73,673
1,440	Woongjin Thinkbig Co. Ltd.	14,207
6,310	Woori Investment & Securities Co. Ltd.(a)	62,535
19	Young Poong Corp.	17,317
720	Youngone Corp.	15,673
388	Youngone Holdings Co. Ltd.	19,432
297	Yuhan Corp.	27,857
		3,648,805
	Spain—1.8%
3,476	Abengoa SA	53,138
2,837	Almirall SA	24,332
5,740	Antena 3 de Television SA	30,389
99,730	Banco de Valencia SA(a)	26,399
5,572	Banco Espanol de Credito SA	20,967
3,257	Bolsas y Mercados Espanoles	76,646
3,775	Caja de Ahorros del Mediterraneo(a)	—
107	Construcciones y Auxiliar de Ferrocarriles SA	57,136
48,192	Deoleo SA(a)	22,006
2,500	Duro Felguera SA	15,419
4,601	Ebro Foods SA	81,327
12,436	EDP Renovaveis SA(a)	52,967
2,047	Grifols SA(a)	51,544
1,983	Grupo Catalana Occidente SA	27,926
11,351	Grupo Empresarial Ence SA	26,667
14,429	Mediaset Espana Comunicacion SA	65,485
4,449	Melia Hotels International SA	26,616
22,690	NH Hoteles SA(a)	74,628
689	Pescanova SA	20,792
59,100	Promotora de Informaciones SA, Class A(a)	28,551
948	Prosegur Cia de Seguridad SA	54,129
1,681	Red Electrica Corporacion SA	73,176
23,133	Sacyr Vallehermoso SA	41,671
1,084	Tecnicas Reunidas SA	42,217
7,678	Tubacex SA(a)	19,359
895	Viscofan SA	40,453
5,340	Zardoya Otis SA	65,377
		1,119,317
	Sweden—2.4%
1,176	AarhusKarlshamn AB	39,530
828	AF AB, Class B	16,718
569	Avanza Bank Holding AB	13,625
1,303	Axfood AB	47,365
597	Axis Communications AB	15,095

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,737	BE Group AB	$16,628
576	Betsson AB(a)	18,891
4,688	Billerud AB	45,323
5,313	Bure Equity AB	14,698
5,408	Castellum AB	68,411
674	Elekta AB, Class B	34,184
29,156	Eniro AB(a)	47,702
7,846	Fabege AB	66,284
1,094	Hakon Invest AB	15,930
5,640	Haldex AB	35,065
4,438	Hexagon AB, Class B	90,102
961	Hoganas AB, Class B	37,234
3,767	Hufvudstaden AB, Class A	40,481
1,140	Intrum Justitia AB	17,295
2,410	JM AB	44,627
6,033	Klovern AB	21,087
123	Klovern AB (Preference)	2,529
11,045	Kungsleden AB	67,847
3,676	Lindab International AB	29,907
3,279	Loomis AB, Class B	44,259
1,424	Lundbergforetagen AB, Class B	46,172
2,159	Lundin Petroleum AB(a)	42,934
7,760	Meda AB, Class A	76,696
1,679	Modern Times Group AB, Class B	81,611
1,178	NIBE Industrier AB, Class B	18,660
5,652	Nobia AB(a)	22,614
125,954	PA Resources AB(a)	29,412
14,130	Peab AB	73,662
2,147	Saab AB, Class B	35,766
58,104	SAS AB	71,297
2,813	Wallenstam AB, Class B	27,928
2,236	Wihlborgs Fastigheter AB	31,012
		1,448,581
	Switzerland—3.3%
1,586	Actelion Ltd.(a)	67,099
1,148	AFG Arbonia-Forster Holding AG(a)	24,031
180	Allreal Holding AG(a)	28,240
409	Autoneum Holding AG(a)	22,576
1,264	Bank Sarasin & Cie AG, Class B(a)	38,993
105	Banque Cantonale Vaudoise	59,461
43	Barry Callebaut AG(a)	41,382
135	Basler Kantonalbank(a)	16,867
10	Belimo Holding AG	19,809
287	Bucher Industries AG	56,885
73	Burckhardt Compression Holding AG	20,167
830	Charles Voegele Holding AG(a)	16,552
320	Dufry Group(a)	43,400
1,680	EFG International AG(a)	16,307
376	Ems-Chemie Holding AG	74,028
98	Flughafen Zuerich AG	36,494

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
73	Forbo Holding AG(a)	$52,760
99	Galenica AG	67,571
1,564	Gategroup Holding AG(a)	53,072
177	Georg Fischer AG(a)	78,442
462	Huber & Suhner AG	20,106
88	Kaba Holding AG, Class B	34,467
3,788	Kudelski SA(a)	28,087
144	Kuoni Reisen Holding AG, Class B(a)	51,958
9,399	Logitech International SA(a)	95,994
1,526	Meyer Burger Technology AG(a)	25,219
121	Mobimo Holding AG(a)	29,462
5,572	Nobel Biocare Holding AG(a)	68,511
11,127	OC Oerlikon Corp. AG(a)	109,964
718	Panalpina Welttransport Holding AG(a)	70,008
134	Partners Group Holding AG	25,496
96,247	Petroplus Holdings AG(a)	8,483
932	PSP Swiss Property AG(a)	83,686
301	Rieter Holding AG(a)	52,397
8,242	Schmolz + Bickenbach AG(a)	56,209
32	Schweiter Technologies AG	18,862
30	Sika AG	63,560
586	Sonova Holding AG(a)	64,692
63	St. Galler Kantonalbank AG	25,491
166	Straumann Holding AG	27,543
805	Swiss Prime Site AG(a)	67,183
183	Tecan Group AG(a)	13,922
944	Temenos Group AG(a)	17,681
529	Valiant Holding	64,227
209	Valora Holding AG	43,750
1,199	Vontobel Holding AG	30,383
278	Zehnder Group AG	20,445
		2,051,922
	United Kingdom—8.7%
22,103	Aberdeen Asset Management PLC	101,754
30,531	Aegis Group PLC	88,100
12,658	Afren PLC(a)	27,646
2,742	African Barrick Gold Ltd.	15,998
6,521	ARM Holdings PLC	55,487
5,893	Ashmore Group PLC	36,612
20,383	Ashtead Group PLC	82,251
713	Aveva Group PLC	19,289
21,333	BBA Aviation PLC	68,417
6,922	Bellway PLC	88,517
5,491	Berendsen PLC	45,920
3,618	Berkeley Group Holdings PLC (The)(a)	75,260
1,825	Betfair Group PLC	23,412
5,374	Big Yellow Group PLC REIT	25,866
9,635	Bodycote PLC	66,557
62,182	Booker Group PLC	79,770
6,124	Bovis Homes Group PLC	45,983

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,610	Brewin Dolphin Holdings PLC	$22,860
11,712	Britvic PLC	72,689
12,487	Cairn Energy PLC(a)	69,712
10,788	Capital & Counties Properties PLC	34,861
1,757	Carpetright PLC(a)	17,119
3,858	Chemring Group PLC	20,455
5,306	Cineworld Group PLC	17,491
2,926	Computacenter PLC	19,714
1,760	Croda International PLC	63,790
7,396	CSR PLC	27,707
13,677	Daily Mail & General Trust PLC, Class A	92,458
7,256	Dairy Crest Group PLC	35,466
2,320	Derwent London PLC REIT	65,627
3,827	Devro PLC	19,159
2,186	Domino Printing Sciences PLC	21,263
23,481	Electrocomponents PLC	86,821
11,185	Elementis PLC	37,797
15,329	Enquest PLC(a)	31,538
37,944	Enterprise Inns PLC(a)	37,893
35,182	Essar Energy PLC(a)	83,696
22,252	F&C Asset Management PLC	24,336
4,038	Fenner PLC	29,559
3,332	Ferrexpo PLC	15,810
678	Fidessa Group PLC	17,065
5,056	Filtrona PLC	38,128
1,142	Fresnillo PLC	28,929
2,103	Galliford Try PLC	22,300
1	Game Group PLC	—
4,845	Gem Diamonds Ltd.(a)	20,377
45,000	Genting Singapore PLC(a)	62,919
905	Genus PLC	20,751
3,089	Go-Ahead Group PLC	57,183
9,653	Grainger PLC	15,550
8,884	Great Portland Estates PLC REIT	51,949
4,230	Greggs PLC	34,447
13,345	Halfords Group PLC	59,615
8,272	Halma PLC	54,415
14,451	Hansteen Holdings PLC REIT	17,213
2,512	Hargreaves Lansdown PLC	21,477
2,127	Hikma Pharmaceuticals PLC	21,691
2,534	Hochschild Mining PLC	20,657
12,969	Homeserve PLC	53,176
16,128	Howden Joinery Group PLC(a)	31,951
3,637	Hunting PLC	56,166
9,599	IG Group Holdings PLC	72,169
12,555	International Personal Finance PLC	54,577
7,960	Interserve PLC	36,994
2,174	Intertek Group PLC	88,786
5,360	ITE Group PLC	19,662
4,439	Jardine Lloyd Thompson Group PLC	50,674
6,117	JD Wetherspoon PLC	40,279

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,661	Jupiter Fund Management PLC	$28,414
16,392	KCOM Group PLC	18,899
1,981	Kier Group PLC	37,508
14,929	Laird PLC	52,436
12,241	London & Stamford Property PLC REIT	22,064
6,133	London Stock Exchange Group PLC	108,355
52,016	Marston's PLC	82,397
11,596	Melrose PLC	82,307
7,720	Michael Page International PLC	52,100
4,237	Micro Focus International PLC	32,034
6,866	Millennium & Copthorne Hotels PLC	54,164
8,332	Misys PLC(a)	47,179
16,340	Mitie Group PLC	77,399
8,775	Morgan Crucible Co. PLC	46,310
9,666	Mothercare PLC	26,801
9,876	N Brown Group PLC	36,757
4,750	New World Resources PLC, Class A	31,378
20,894	Pace PLC	24,683
15,996	Paragon Group of Cos. PLC	46,755
3,389	Petrofac Ltd.	95,481
3,629	Petropavlovsk PLC	28,098
15,899	Premier Farnell PLC	55,430
8,759	Premier Oil PLC(a)	53,195
5,642	PZ Cussons PLC	30,445
28,001	Qinetiq Group PLC	69,568
911	Rathbone Brothers PLC	19,572
8,949	Redrow PLC(a)	17,874
8,290	Restaurant Group PLC	37,814
1,241	Rotork PLC	44,475
6,383	RPC Group PLC	38,278
8,510	RPS Group PLC	32,723
3,981	Salamander Energy PLC(a)	16,071
3,264	Savills PLC	18,954
10,075	Senior PLC	34,847
5,003	Shaftesbury PLC REIT	41,555
26,131	Shanks Group PLC	39,250
22,495	Smiths News PLC	36,346
4,731	Soco International PLC(a)	23,047
2,247	Spectris PLC	68,816
1,529	Spirax-Sarco Engineering PLC	57,255
9,741	Spirent Communications PLC	26,890
17,309	Spirit Pub Co. PLC(a)	15,600
4,058	Sports Direct International PLC(a)	19,914
4,532	St. James's Place PLC	24,322
4,184	Sthree PLC	23,542
11,361	Stobart Group Ltd.	23,577
1,802	Synergy Health PLC	24,317
25,464	TalkTalk Telecom Group PLC	52,886
1,703	Telecity Group PLC(a)	22,317
13,092	Tullett Prebon PLC	73,026
1,518	Ultra Electronics Holdings PLC	41,511

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,122	Unite Group PLC	$16,240
1,268	Victrex PLC	29,897
7,214	WH Smith PLC	61,735
5,033	WS Atkins PLC	59,417
902,860	Yell Group PLC(a)	57,178
5,901	Yule Catto & Co. PLC	22,308
		5,325,471
	Total Common Stocks and Other Equity Interests (Cost $64,527,434)	61,416,300
	Rights—0.0%
	Austria—0.0%
24,553	Immofinanz AG, expiring 12/31/49(a)	—
	United Kingdom—0.0%
1,342	Redrow PLC, expiring 05/09/12(a)	—
	Total Rights (Cost $0)	—
	Warrants—0.0%
	France—0.0%
9,190	Ubisoft Entertainment, expiring 10/10/13(a)	328
	Netherlands—0.0%
1,617	Nieuwe Steen Investments Funds NV REIT, expiring 01/04/13(a)	—
	Total Warrants (Cost $0)	328
	Total Investments (Cost $64,527,434)—99.9%	61,416,628
	Other assets less liabilities—0.1%	57,918
	Net Assets—100.0%	$61,474,546

Investment Abbreviations:

CDI—Chess Depository Interests

CVA—Dutch Certificates

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Financials	25.3
Energy	21.8
Materials	12.1
Information Technology	12.0
Telecommunication Services	11.1
Industrials	4.9
Utilities	4.3
Consumer Discretionary	4.3
Consumer Staples	3.7
Money Market Fund	1.9
Health Care	0.3
Liabilities in excess of other assets	(1.7)

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Brazil—19.7%
7,400	AES Tiete SA	$94,341
16,700	AES Tiete SA (Preference)	235,385
80,600	All America Latina Logistica SA	369,323
267,049	Banco Bradesco SA (Preference)	4,318,065
257,158	Banco do Brasil SA	3,201,069
27,100	Banco do Estado do Rio Grande do SUL SA	236,336
178,084	Banco Santander Brasil SA	1,460,922
236,285	BM&FBOVESPA SA	1,337,156
25,000	BR Malls Participacoes SA	312,517
51,509	Braskem SA (Preference), Class A	364,367
58,500	BRF - Brasil Foods SA	1,076,242
135,300	CCR SA	1,057,087
192,510	Centrais Eletricas Brasileiras SA	1,656,503
96,000	Centrais Eletricas Brasileiras SA (Preference), Class B	1,161,041
10,979	Cia Brasileira de Distribuicao Grupo PAO de Acucar (Preference)	512,929
8,310	Cia de Bebidas das Americas	295,717
44,900	Cia de Bebidas das Americas (Preference)	1,903,089
10,764	Cia de Saneamento Basico do Estado de Sao Paulo	425,264
11,500	Cia de Saneamento de Minas Gerais-Copasa	269,970
12,940	Cia Energetica de Minas Gerais	220,847
82,151	Cia Energetica de Minas Gerais (Preference)	1,638,423
16,721	Cia Energetica de Sao Paulo (Preference), Class B	320,420
25,108	Cia Paranaense de Energia (Preference)	640,060
221,382	Cia Siderurgica Nacional SA	1,910,783
13,560	Cielo SA	409,456

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,200	Cosan SA Industria E Comercio	$318,017
36,400	Cyrela Brazil Realty SA Empreendimentos E Participacoes	295,919
46,041	EDP - Energias do Brasil SA	323,986
34,800	Eletropaulo Metropolitana SA	535,696
122,567	Embraer SA	1,063,718
54,155	Fibria Celulose SA(a)	438,546
121,700	Gafisa SA	227,429
36,513	Gerdau SA	286,237
174,017	Gerdau SA (Preference)	1,646,194
29,700	Itau Unibanco Holding SA	423,166
290,200	Itau Unibanco Holding SA (Preference)	4,595,893
211,780	Itausa - Investimentos Itau SA (Preference)	1,012,894
130,082	JBS SA(a)	515,027
76,400	Klabin SA (Preference)	368,630
27,004	Light SA	353,534
7,500	Lojas Americanas SA	65,288
22,200	Lojas Americanas SA (Preference)	210,011
51,300	Marfrig Alimentos SA	284,082
98,070	Metalurgica Gerdau SA (Preference)	1,203,678
19,900	Natura Cosmeticos SA	459,603
18,722	Oi SA	127,396
95,489	Oi SA (Preference)	577,178
104,600	PDG Realty SA Empreendimentos e Participacoes(a)	248,482
661,362	Petroleo Brasileiro SA	7,817,080
960,747	Petroleo Brasileiro SA (Preference)	10,797,816
32,600	Redecard SA	552,426
31,175	Souza Cruz S.A.	488,616
30,500	Sul America SA	251,175

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
95,300	Suzano Papel E Celulose SA (Preference)	$362,224
16,800	Tam SA (Preference)(a)	408,936
38,943	Telefonica Brasil SA (Preference)	1,118,355
98,866	Tim Participacoes SA	591,849
31,354	Tractebel Energia SA	543,725
44,396	Ultrapar Participacoes SA	1,014,806
92,484	Usinas Siderurgicas de Minas Gerais SA	888,565
210,332	Usinas Siderurgicas de Minas Gerais SA (Preference), Class A	1,212,493
190,723	Vale SA	4,289,078
241,527	Vale SA (Preference), Class A	5,284,957
		76,630,017
	Cayman Islands—0.1%
51,000	MStar Semiconductor, Inc.	302,943
	Chile—1.7%
3,518,970	Banco de Chile	555,570
9,170,296	Banco Santander Chile SA	724,842
7,740	Cap SA	325,062
1,232,307	Cia Sud Americana de Vapores SA(a)	143,691
500,229	Empresa Nacional de Electricidad SA	912,501
131,006	Empresas CMPC SA	539,111
53,089	Empresas Copec SA	861,169
2,891,131	Enersis SA	1,180,796
22,346	Lan Airlines S.A.	634,109
41,193	S.A.C.I. Falabella	404,661
1,376,327	Sociedad Matriz SAAM SA(a)	164,745
4,977	Sociedad Quimica y Minera de Chile SA, (Preference) Class B	291,707
		6,737,964
	China—11.9%
2,868,000	Agricultural Bank of China Ltd., H-Shares	1,364,174
550,000	Aluminum Corp. of China Ltd., H-Shares(a)	267,281
412,000	Angang Steel Co. Ltd., H-Shares(a)	282,004
14,647,000	Bank of China Ltd., H-Shares	6,136,154
1,254,000	Bank of Communications Co. Ltd., H-Shares	969,869
1,149,000	China CITIC Bank Corp. Ltd., H-Shares	731,663
452,000	China Coal Energy Co. Ltd., H-Shares(a)	519,135
886,000	China Communications Construction Co. Ltd., H-Shares(a)	890,825
10,184,000	China Construction Bank Corp., H-Shares	7,929,021
621,500	China COSCO Holdings Co. Ltd., H-Shares	360,510
740,000	China Life Insurance Co. Ltd., H-Shares(a)	2,003,158
370,700	China Merchants Bank Co. Ltd., H-Shares(a)	804,690
391,100	China Minsheng Banking Corp. Ltd., H-Shares	405,833
244,000	China National Building Material Co. Ltd., H-Shares(a)	329,621
138,800	China Pacific Insurance (Group) Co. Ltd., H-Shares(a)	453,557

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,913,984	China Petroleum & Chemical Corp. (Sinopec), H-Shares	$4,217,835
693,500	China Railway Construction Corp. Ltd., H-Shares	553,352
1,426,000	China Railway Group Ltd., H-Shares	566,154
341,000	China Shenhua Energy Co. Ltd., H-Shares(a)	1,514,286
2,984,000	China Telecom Corp. Ltd., H-Shares(a)	1,607,827
242,000	Dongfeng Motor Group Co. Ltd., H-Shares	477,278
318,000	Guangzhou Automobile Group Co. Ltd., H-Shares(a)	352,935
720,000	Huaneng Power International, Inc., H-Shares(a)	426,928
8,758,000	Industrial & Commercial Bank of China Ltd., H-Shares	5,847,886
127,000	Jiangxi Copper Co. Ltd., H-Shares	307,115
3,222,000	PetroChina Co. Ltd., H-Shares	4,884,241
244,000	PICC Property & Casualty Co. Ltd., H-Shares	306,032
152,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	1,275,789
156,000	Yanzhou Coal Mining Co. Ltd., H-Shares(a)	326,167
		46,111,320
	Czech Republic—0.8%
40,460	CEZ AS	1,631,529
2,931	Komercni Banka AS	539,000
43,740	Telefonica Czech Republic AS	882,128
		3,052,657
	Hong Kong—5.1%
56,500	Beijing Enterprises Holdings Ltd.	316,084
114,000	China Merchants Holdings International Co. Ltd.	368,844
836,000	China Mobile Ltd.	9,262,247
324,000	China Overseas Land & Investment Ltd.	702,482
177,729	China Resources Enterprise Ltd.	646,058
180,000	China Resources Land Ltd.	346,647
238,909	China Resources Power Holdings Co. Ltd.	436,074
1,152,000	China Unicom (Hong Kong) Ltd.	2,049,254
274,000	Citic Pacific Ltd.	451,383
1,698,000	CNOOC Ltd.	3,620,240
1,072,000	Lenovo Group Ltd.	1,030,856
89,000	Shanghai Industrial Holdings Ltd.	297,709
783,500	Sino-Ocean Land Holdings Ltd.	365,605
		19,893,483
	Hungary—1.1%
241,123	Magyar Telekom Telecommunications PLC	608,945
18,288	MOL Hungarian Oil and Gas PLC(a)	1,514,139
105,002	OTP Bank PLC	1,850,415
1,777	Richter Gedeon Nyrt	308,100
		4,281,599

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	India—6.0%
120,992	HDFC Bank Ltd. ADR	$4,153,655
186,457	ICICI Bank Ltd. ADR	6,319,028
137,820	Infosys Ltd. ADR(b)	6,525,777
114,636	Mahindra & Mahindra Ltd. GDR(a)	1,557,903
191,399	Sterlite Industries (India) Ltd. ADR(b)	1,567,558
112,360	Tata Motors Ltd. ADR(b)	3,342,710
		23,466,631
	Indonesia—1.7%
195,539	PT Astra International Tbk	1,510,611
684,500	PT Bank Central Asia Tbk	595,833
749,496	PT Bank Mandiri Tbk	603,478
863,000	PT Bank Rakyat Indonesia (Persero) Tbk	624,444
4,416,496	PT Bumi Resources Tbk	973,114
756,000	PT Perusahaan Gas Negara Persero Tbk	275,567
1,878,000	PT Telekomunikasi Indonesia Tbk	1,736,902
147,500	PT United Tractors Tbk	475,056
		6,795,005
	Malaysia—3.7%
216,600	AMMB Holdings Bhd	448,089
559,900	Axiata Group Bhd	982,508
16,200	British American Tobacco Malaysia Bhd	297,339
542,700	CIMB Group Holdings Bhd	1,328,951
569,500	DiGi.Com Bhd	760,337
238,400	Genting Bhd	814,625
259,200	Genting Malaysia Bhd	328,925
152,900	IJM Corp. Bhd	276,898
395,000	IOI Corp. Bhd	681,395
38,100	Kuala Lumpur Kepong Bhd	297,648
587,000	Malayan Banking Bhd	1,674,095
206,800	Maxis Bhd	418,247
234,300	Petronas Chemicals Group Bhd	505,611
64,500	Petronas Gas Bhd	357,670
62,000	PPB Group Bhd	342,578
372,500	Public Bank Bhd	1,684,005
423,800	Sime Darby Bhd	1,364,115
225,500	Telekom Malaysia Bhd	401,667
256,800	Tenaga Nasional Bhd	545,679
148,500	UMW Holdings Bhd	386,218
534,700	YTL Power International Bhd	303,927
		14,200,527
	Mexico—2.7%
37,188	Alfa SAB de CV, Class A	532,807
4,959,396	America Movil SAB de CV, Series L	6,630,805
55,792	Coca-Cola Femsa SAB de CV, Series L(a)	593,071
215,800	Empresas ICA SAB de CV(a)	391,231
87,800	Grupo Aeroportuario del Pacifico SAB de CV, Class B	342,113
224,700	Grupo Bimbo SAB de CV, Series A	536,935

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
151,000	Kimberly-Clark de Mexico SAB de CV, Class A	$308,233
405,000	Wal-Mart de Mexico SAB de CV, Series V	1,159,896
		10,495,091
	Poland—2.5%
15,743	Bank Pekao SA	742,309
39,689	Grupa Lotos SA(a)	356,788
35,120	KGHM Polska Miedz SA	1,545,719
125,293	Polska Grupa Energetyczna SA	750,093
155,957	Polski Koncern Naftowy Orlen SA(a)	1,819,371
286,421	Polskie Gornictwo Naftowe i Gazownictwo SA	370,554
96,166	Powszechna Kasa Oszczednosci Bank Polski SA	1,030,682
9,474	Powszechny Zaklad Ubezpieczen SA	957,719
489,648	Tauron Polska Energia SA	725,083
251,418	Telekomunikacja Polska SA	1,315,427
		9,613,745
	Russia—11.4%
230,052	Federal Hydrogenerating Co. JSC ADR	800,581
1,361,842	Gazprom OAO ADR	15,620,328
219,022	LUKOIL OAO ADR	13,437,000
56,922	Magnitogorsk Iron & Steel Works GDR(a)	300,548
80,683	MMC Norilsk Nickel OJSC ADR	1,428,896
133,281	Mobile TeleSystems OJSC ADR	2,606,976
3,296	NovaTek OAO GDR	418,922
16,310	Novolipetsk Steel OJSC GDR	352,296
349,720	Rosneft Oil Co. GDR(a)	2,495,252
37,646	Rostelecom OJSC ADR(a)	1,064,629
43,976	Severstal GDR	594,995
187,185	Surgutneftegas OJSC ADR	1,868,106
67,941	Tatneft ADR	2,513,817
185,087	VTB Bank OJSC GDR(a)	775,700
		44,278,046
	South Africa—10.1%
56,828	ABSA Group Ltd.	1,173,200
119,938	African Bank Investments Ltd.	601,226
12,688	Anglo American Platinum Ltd.	825,113
17,585	AngloGold Ashanti Ltd.	600,329
61,884	ArcelorMittal South Africa Ltd.	471,108
34,204	Aspen Pharmacare Holdings Ltd.(a)	554,756
109,514	Aveng Ltd.	561,831
68,754	Barloworld Ltd.	869,389
57,039	Bidvest Group Ltd.	1,353,086
637,782	FirstRand Ltd.	2,079,541
19,947	Foschini Group Ltd. (The)	331,448
76,701	Gold Fields Ltd.	978,785
142,070	Grindrod Ltd.	285,051
183,905	Growthpoint Properties Ltd.	498,314

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
32,498	Harmony Gold Mining Co. Ltd.	$317,174
106,324	Impala Platinum Holdings Ltd.	2,075,679
36,071	Imperial Holdings Ltd.	785,728
45,981	JD Group Ltd.	288,340
7,576	Kumba Iron Ore Ltd.	537,152
29,963	Liberty Holdings Ltd.	340,953
138,811	MMI Holdings Ltd.	313,617
31,943	Mondi Ltd.	295,519
210,124	MTN Group Ltd.	3,684,284
117,289	Murray & Roberts Holdings Ltd.(a)	432,675
100,788	Nampak Ltd.	291,954
18,362	Naspers Ltd., Class N	1,109,873
44,554	Nedbank Group Ltd.	974,305
195,414	Netcare Ltd.	354,260
53,086	Pick n Pay Stores Ltd.	308,441
92,081	Pretoria Portland Cement Co. Ltd.	368,079
52,074	Remgro Ltd.	884,636
36,604	Reunert Ltd.	340,056
381,949	Sanlam Ltd.	1,648,016
189,503	Sappi Ltd.(a)	688,799
74,035	Sasol Ltd.	3,528,679
38,024	Shoprite Holdings Ltd.	659,397
21,930	Spar Group Ltd. (The)	343,941
277,039	Standard Bank Group Ltd.	4,101,885
198,438	Steinhoff International Holdings Ltd.(a)	726,141
265,045	Telkom SA Ltd.	813,245
12,943	Tiger Brands Ltd.	475,959
27,456	Truworths International Ltd.	294,039
52,548	Vodacom Group Ltd.	732,946
73,523	Woolworths Holdings Ltd.	461,146
		39,360,095
	Taiwan—17.4%
1,053,331	Acer, Inc.	1,208,093
1,027,416	Advanced Semiconductor Engineering, Inc.	1,039,428
379,384	Asia Cement Corp.	456,557
195,738	Asustek Computer, Inc.	1,976,915
4,735,000	AU Optronics Corp.	2,123,646
1,214,979	Cathay Financial Holding Co. Ltd.	1,285,340
626,310	Chang Hwa Commercial Bank	347,372
144,000	Cheng Shin Rubber Industry Co. Ltd.	358,416
2,234,000	Chimei Innolux Corp.(a)	925,463
2,199,081	China Development Financial Holding Corp.	557,139
2,358,633	China Steel Corp.	2,345,834
1,613,512	Chinatrust Financial Holding Co. Ltd.	1,030,248
735,000	Chunghwa Telecom Co. Ltd.	2,299,981
1,587,054	Compal Electronics, Inc.	1,825,668
386,000	Coretronic Corp.	325,758
405,000	Delta Electronics, Inc.	1,203,554
226,660	Far Eastern Department Stores Co. Ltd.	244,442
709,952	Far Eastern New Century Corp.	800,894

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
261,000	Far EasTone Telecommunications Co. Ltd.	$567,420
913,076	First Financial Holding Co. Ltd.	547,061
744,000	Formosa Chemicals & Fibre Corp.	2,157,482
303,000	Formosa Petrochemical Corp.	942,969
916,000	Formosa Plastics Corp.	2,602,941
334,000	Formosa Taffeta Co. Ltd.	315,607
116,550	Foxconn Technology Co. Ltd.	410,999
1,096,142	Fubon Financial Holding Co. Ltd.	1,142,733
2,454,000	HannStar Display Corp.(a)	241,968
1,761,228	Hon Hai Precision Industry Co. Ltd.	5,571,579
86,233	HTC Corp.	1,307,880
944,470	Hua Nan Financial Holdings Co., Ltd.	523,834
806,250	Inventec Co. Ltd.	310,537
729,464	Lite-On Technology Corp.	890,336
956,000	Macronix International	315,519
184,091	MediaTek, Inc.	1,594,571
1,462,700	Mega Financial Holding Co. Ltd.	1,156,799
298,000	Mercuries & Associates Ltd.	249,451
1,375,000	Nan Ya Plastics Corp.	2,833,935
525,106	Pegatron Corp.	760,463
893,740	Pou Chen Corp.	766,496
191,200	Powertech Technology, Inc.	325,011
78,000	President Chain Store Corp.	419,262
749,000	Quanta Computer, Inc.	1,969,399
1,297,788	Shin Kong Financial Holding Co. Ltd.(a)	384,780
778,000	Siliconware Precision Industries Co.	922,940
1,238,723	SinoPac Financial Holdings Co. Ltd.	421,976
222,000	Synnex Technology International Corp.	520,636
1,577,712	Taishin Financial Holding Co. Ltd.	610,375
679,089	Taiwan Cement Corp.	810,252
680,946	Taiwan Cooperative Financial Holding(a)	418,473
200,400	Taiwan Mobile Co. Ltd.	646,308
2,948,000	Taiwan Semiconductor Manufacturing Co. Ltd.	8,760,683
1,749,556	Tatung Co. Ltd.(a)	479,191
299,000	Unimicron Technology Corp.	340,372
690,906	Uni-President Enterprises Corp.	1,075,087
3,098,000	United Microelectronics Corp.	1,622,795
1,368,000	Walsin Lihwa Corp.	398,572
688,561	Wistron Corp.	1,033,720
341,760	WPG Holdings Ltd.	466,858
993,306	Yuanta Financial Holding Co. Ltd.(a)	476,104
		67,668,122
	Thailand—1.8%
174,104	Advanced Info. Service PCL	1,036,131
58,600	Bangkok Bank PCL	369,704
2,383,096	IRPC PCL	337,896
102,100	Kasikornbank PCL	541,213
122,900	PTT Exploration & Production PCL	709,423
263,400	PTT Global Chemical PCL	588,902

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
163,400	PTT PCL	$1,865,151
31,700	Siam Cement PCL	430,914
129,800	Siam Commercial Bank PCL	654,276
192,400	Thai Oil PCL	422,342
		6,955,952
	Turkey—2.1%
207,534	Akbank TAS	769,278
18,992	Anadolu Efes Biracilik ve Malt Sanayii AS	267,234
818,669	Dogan Sirketler Grubu Holdings(a)	386,307
308,997	Eregli Demir ve Celik Fabrikalari TAS	419,934
92,045	Haci Omer Sabanci Holding AS	382,006
340,518	Koc Holding AS	1,262,217
33,425	Tupras Turkiye Petrol Rafine AS	697,403
380,141	Turk Hava Yollari AO(a)	581,358
111,624	Turk Telekomunikasyon AS	488,647
59,518	Turkcell Iletisim Hizmet AS(a)	297,091
183,458	Turkiye Garanti Bankasi AS(a)	673,776
52,938	Turkiye Halk Bankasi AS	370,185
362,140	Turkiye Is Bankasi, Class C	827,655
191,124	Turkiye Vakiflar Bankasi TAO, Class D	342,273
200,858	Yapi ve Kredi Bankasi AS(a)	371,124
		8,136,488
	Total Common Stocks and Other Equity Interests (Cost $391,573,828)	387,979,685
	Rights—0.0%
	Brazil—0.0%
79	Cia Brasileira de Distribuicao Grupo PAO de Acucar, expiring 06/04/12(a)	99
20	Cia de Bebidas das Americas, expiring 06/04/12(a)	174
109	Cia de Bebidas das Americas, expiring 06/04/12(a)	922
2,569	Itausa - Investimentos Itau SA, expiring 06/08/12(a)	665
	Total Rights (Cost $0)	1,860
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $391,573,828)—99.8%	387,981,545

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—1.9%
7,480,944	Invesco Liquid Assets Portfolio - Institutional Class (Cost $7,480,944)(c)(d)	$7,480,944
	Total Investments (Cost $399,054,772)—101.7%	395,462,489
	Liabilities in excess of other assets—(1.7)%	(6,821,039)
	Net Assets—100.0%	$388,641,450

Investment Abbreviations:

ADR—American Depositary Receipts

GDR—Global Depositary Receipts

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2012.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Agriculture Portfolio (PAGG)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Agricultural Chemicals	48.8
Agricultural Operations	26.4
Chemicals-Diversified	10.4
Food-Miscellaneous/Diversified	3.6
Transportation-Services	3.1
Sugar	2.0
Consumer Products-Miscellaneous	1.2
Pastoral & Agricultural	1.1
Alternative Waste Technologies	1.0
Investment Companies	0.9
Food-Wholesale/Distribution	0.5
Food-Dairy Products	0.5
Food-Retail	0.3
Agricultural Biotechnology	0.2
Other assets less liabilities	0.0

Schedule of Investments

PowerShares Global Agriculture Portfolio (PAGG)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Australia—4.3%
112,555	GrainCorp Ltd.	$1,081,529
926,693	Incitec Pivot Ltd.	3,154,678
101,523	Nufarm Ltd.	519,997
		4,756,204
	Belgium—0.3%
4,067	Sipef SA	375,994
	Bermuda—0.2%
378,027	Asian Citrus Holdings Ltd.	226,102
	Brazil—1.2%
62,158	Cosan sa industria e comercio	1,086,116
27,538	SLC Agricola SA	273,883
		1,359,999
	Canada—15.0%
52,659	Agrium, Inc.	4,638,278
198,594	Potash Corp. of Saskatchewan, Inc.	8,442,682
211,571	Viterra, Inc.	3,407,151
		16,488,111
	Cayman Islands—0.5%
1,899,953	China Modern Dairy Holdings Ltd.(a)	541,252
	Chile—3.3%
61,843	Sociedad Quimica y Minera de Chile SA, Class B	3,624,685

Number of Shares		Value
	Common Stocks (Continued)
	China—0.7%
1,008,526	China BlueChemical Ltd., H-Shares(a)	$721,513
	Germany—5.2%
90,660	K+S AG	4,530,336
37,708	Suedzucker AG	1,147,644
		5,677,980
	Hong Kong—1.1%
1,242,960	Chaoda Modern Agriculture (Holdings) Ltd.(a)	88,122
965,648	China Agri-Industries Holdings Ltd.	711,999
1,085,944	Global Bio-Chem Technology Group Co. Ltd.	214,172
1,007,861	Sinofert Holdings Ltd.	219,559
		1,233,852
	Indonesia—2.2%
181,423	PT Astra Agro Lestari Tbk	422,442
6,148,641	PT Bakrie Sumatera Plantations Tbk	200,706
4,158,008	PT Charoen Pokphand Indonesia Tbk	1,244,168
1,567,122	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	498,758
		2,366,074
	Israel—3.4%
243,404	Israel Chemicals Ltd.	2,787,347
1,540	Israel Corp. Ltd. (The)	1,004,468
		3,791,815

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Agriculture Portfolio (PAGG)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Malaysia—5.1%
134,878	Genting Plantations Bhd	$418,986
1,686,690	IOI Corp. Bhd	2,909,624
250,574	Kuala Lumpur Kepong Bhd	1,957,558
261,677	Kulim (Malaysia) Bhd	365,794
		5,651,962
	Netherlands—1.3%
19,982	Nutreco NV	1,451,950
	Norway—4.2%
93,963	Yara International ASA	4,604,365
	Papua New Guinea—0.5%
36,232	New Britain Palm Oil Ltd.	511,868
	Singapore—5.8%
3,555,558	Golden Agri-Resources Ltd.	2,112,127
1,100,885	Wilmar International Ltd.	4,333,072
		6,445,199
	South Africa—0.3%
23,903	Astral Foods Ltd.	379,356
	Switzerland—8.6%
26,968	Syngenta AG	9,469,180
	Taiwan—0.9%
418,099	Taiwan Fertilizer Co. Ltd.	1,002,000
	United States—35.9%
274,026	Archer-Daniels-Midland Co.	8,448,222
64,635	Bunge Ltd.	4,168,957
24,194	CF Industries Holdings, Inc.	4,670,894
43,355	Corn Products International, Inc.	2,473,836
66,763	Darling International, Inc.(a)	1,093,578
23,654	Fresh Del Monte Produce, Inc.	548,063
29,966	Intrepid Potash, Inc.(a)	744,655
109,561	Monsanto Co.	8,346,357
148,715	Mosaic Co. (The)	7,855,126
24,572	Scotts Miracle-Gro Co. (The), Class A	1,287,573
		39,637,261
	Total Investments (Cost $110,050,260)—100.0%	110,316,722
	Other assets less liabilities—0.0%	2,854
	Net Assets—100.0%	$110,319,576

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Clean Energy Portfolio (PBD)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Money Market Fund	23.0
Electronic Components-Semiconductors	16.4
Energy-Alternate Sources	13.5
Power Conversion/Supply Equipment	11.2
Electric-Generation	5.3
Electric-Integrated	4.8
Lighting Products & Systems	3.9
Diversified Manufacturing Operations	3.7
Building & Construction Products-Miscellaneous	2.5
Auto-Cars/Light Trucks	2.5
Batteries/Battery Systems	2.5
Sugar	2.2
Independent Power Producers	2.2
Semiconductor Equipment	2.0
Engineering/R&D Services	2.0
Electronic Measuring Instruments	2.0
Alternative Waste Technologies	1.9
Non-Hazardous Waste Disposal	1.8
Auto/Truck Parts & Equipment-Original	1.8
Machinery-Electrical	1.7
Machinery Tools & Related Products	1.7
Medical-Biomedical/Genetics	1.7
Building-Heavy Construction	1.7
Semiconductor Components-Integrated Circuits	1.7
Instruments-Controls	1.6
Building Products-Air & Heating	1.6
Metal-Diversified	1.1
Electric-Distribution	1.0
Filtration/Separation Products	1.0
Computers-Integrated Systems	0.6
Chemicals-Fibers	0.6
Superconductor Products & Systems	0.5
Metal Processors & Fabricators	0.4
Aerospace/Defense	0.4
Advanced Materials/Products	0.4
Liabilities in excess of other assets	(22.9)

Schedule of Investments

PowerShares Global Clean Energy Portfolio (PBD)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—0.6%
391,761	Lynas Corp. Ltd.(a)	$458,823
	Austria—2.1%
57,605	Verbund AG	1,612,160
	Bermuda—3.3%
14,555,026	Apollo Solar Energy Technology Holdings Ltd.(a)	405,258
66,123	Brookfield Renewable Energy Partners LP(b)	1,851,939
697,000	China Singyes Solar Technologies Holdings Ltd.	345,007
		2,602,204
	Brazil—2.7%
76,334	Cosan SA Industria e Comercio	1,333,820
32,700	Sao Martinho SA	394,617
1,681,367	Vanguarda Agro SA(a)	346,161
		2,074,598
	Canada—0.7%
49,174	Innergex Renewable Energy, Inc.	514,661
	Cayman Islands—3.2%
4,631,463	GCL-Poly Energy Holdings Ltd.	1,199,992
1,891,206	Neo-Neon Holdings Ltd.	331,545

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
50,205	Trina Solar Ltd. ADR(a)(b)	$364,488
2,925,000	Trony Solar Holdings Co. Ltd.	248,848
825,066	Wasion Group Holdings Ltd.	348,840
		2,493,713
	China—8.7%
304,378	BYD Co. Ltd., H-Shares(a)	802,363
2,521,445	China Datang Corp. Renewable Power Co. Ltd., H-Shares(a)	403,028
2,735,854	China High Speed Transmission Equipment Group Co. Ltd.	1,326,005
1,798,226	China Longyuan Power Group Corp., H-Shares(a)	1,420,918
2,067,652	China Suntien Green Energy Corp. Ltd., H-Shares	402,456
224,600	JA Solar Holdings Co. Ltd. ADR(a)(b)	291,980
123,892	Suntech Power Holdings Co. Ltd. ADR(a)(b)	312,208
2,822,453	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	1,397,083
100,836	Yingli Green Energy Holding Co. Ltd. ADR(a)(b)	367,043
		6,723,084

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Clean Energy Portfolio (PBD)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Denmark—4.9%
49,267	Novozymes A/S, Class B	$1,292,037
13,070	Rockwool International A/S, Class B(b)	1,246,412
139,244	Vestas Wind Systems A/S(a)(b)	1,229,042
		3,767,491
	Finland—1.7%
59,915	Fortum Oyj(b)	1,288,633
	France—1.3%
24,640	Saft Groupe SA	679,640
23,286	Sechilienne-Sidec	355,202
		1,034,842
	Germany—4.1%
27,190	Centrotherm Photovoltaics AG(b)	282,068
84,792	Elster Group SE ADR(a)	1,265,097
71,974	Nordex SE(a)(b)	320,458
26,986	SMA Solar Technology AG(b)	1,130,453
97,697	Solarworld AG(b)	205,598
		3,203,674
	Hong Kong—1.9%
3,150,000	China Everbright International Ltd.	1,494,248
	Ireland—0.4%
34,470	Kingspan Group PLC	359,507
	Italy—2.4%
909,199	Enel Green Power SpA	1,468,111
343,833	Falck Renewables SpA	395,692
		1,863,803
	Japan—3.6%
142,731	GS Yuasa Corp.	740,067
367,293	Meidensha Corp.	1,315,622
71,309	NPC, Inc.	358,130
81,116	Takuma Co. Ltd.	385,033
		2,798,852
	New Zealand—0.7%
132,369	Contact Energy Ltd.(a)	525,244
	Norway—1.6%
2,142,340	Renewable Energy Corp. ASA(a)(b)	1,222,944
	Philippines—2.4%
13,174,624	Energy Development Corp.	1,841,077
	South Korea—2.8%
92,130	Nexolon Co. Ltd.(a)	322,012
58,387	Seoul Semiconductor Co. Ltd.	1,100,447
16,034	Taewoong Co. Ltd.(a)	333,414
65,570	Woongjin Energy Co. Ltd.(a)	396,277
		2,152,150

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Spain—6.4%
74,975	Abengoa SA	$1,146,143
21,033	Acciona SA	1,291,693
294,112	EDP Renovaveis SA(a)	1,252,677
454,227	Gamesa Corp. Tecnologica SA	1,233,646
		4,924,159
	Sweden—1.6%
79,222	NIBE Industrier AB, Class B	1,254,902
	Switzerland—1.7%
79,318	Meyer Burger Technology AG(a)(b)	1,310,825
	Taiwan—4.8%
481,131	Epistar Corp.	1,169,533
702,000	Motech Industries, Inc.	1,029,861
435,096	Neo Solar Power Corp.	291,966
700,000	Sino-American Silicon Products, Inc.	1,217,454
		3,708,814
	Turkey—0.7%
560,760	Ayen Enerji AS(a)	519,650
	United States—35.6%
28,548	A.O. Smith Corp.	1,358,885
149,580	A123 Systems, Inc.(a)(b)	152,572
20,122	Acuity Brands, Inc.	1,118,180
13,571	Aerovironment, Inc.(a)	330,047
25,918	Ameresco, Inc., Class A(a)	315,940
103,066	American Superconductor Corp.(a)(b)	425,663
73,388	Amyris, Inc.(a)(b)	229,704
88,533	Covanta Holding Corp.	1,420,955
40,509	Cree, Inc.(a)(b)	1,251,728
78,703	Echelon Corp.(a)	343,145
46,226	EnerNOC, Inc.(a)	277,818
50,978	First Solar, Inc.(a)(b)	937,995
4,652	Fuel Systems Solutions, Inc.(a)	109,089
79,436	FuelCell Energy, Inc.(a)	98,501
40,478	Gevo, Inc.(a)(b)	392,232
161,435	GT Advanced Technologies, Inc.(a)(b)	1,050,942
56,356	International Rectifier Corp.(a)	1,230,252
28,798	Itron, Inc.(a)	1,174,958
39,091	Johnson Controls, Inc.	1,249,739
35,883	KiOR, Inc., Class A(a)(b)	351,653
43,658	LSB Industries, Inc.(a)	1,480,879
11,961	Maxwell Technologies, Inc.(a)	113,749
340,271	MEMC Electronic Materials, Inc.(a)	1,221,573
14,915	Molycorp, Inc.(a)(b)	403,600
84,121	Ormat Technologies, Inc.(b)	1,663,072
20,857	Polypore International, Inc.(a)(b)	779,009
33,814	Power Integrations, Inc.	1,280,874
77,042	Power-One, Inc.(a)	329,740
33,688	Rubicon Technology, Inc.(a)(b)	318,352

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Clean Energy Portfolio (PBD)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
27,796	Solazyme, Inc.(a)(b)	$305,756
82,951	STR Holdings, Inc.(a)(b)	316,873
195,410	SunPower Corp., Class A(a)(b)	1,096,250
34,274	Tesla Motors, Inc.(a)(b)	1,135,498
34,229	Universal Display Corp.(a)(b)	1,539,278
41,665	Veeco Instruments, Inc.(a)(b)	1,257,866
40,780	Zoltek Cos., Inc.(a)	449,803
		27,512,170
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $111,980,013)—99.9%	77,262,228
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—23.0%
17,822,199	Invesco Liquid Assets Portfolio - Institutional Class (Cost $17,822,199)(c)(d)	17,822,199
	Total Investments (Cost $129,802,212)—122.9%	95,084,427
	Liabilities in excess of other assets—(22.9)%	(17,750,886)
	Net Assets—100.0%	$77,333,541

Investment Abbreviations:

ADR—American Depositary Receipts

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2012.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Coal Portfolio (PKOL)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Coal	83.9
Non-Ferrous Metals	14.2
Diversified Minerals	1.7
Other assets less liabilities	0.2

Schedule of Investments

PowerShares Global Coal Portfolio (PKOL)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—10.6%
46,147	Aquila Resources Ltd.(a)	$233,000
107,991	Coalspur Mines Ltd.(a)	187,748
57,148	New Hope Corp. Ltd.	289,735
194,189	Paladin Energy Ltd.(a)	322,446
71,162	Whitehaven Coal Ltd.	394,123
		1,427,052
	Canada—12.5%
50,364	Cameco Corp.	1,114,385
76,831	Denison Mines Corp.(a)	140,760
13,163	SouthGobi Resources Ltd.(a)	91,133
117,568	Uranium One, Inc.(a)	341,536
		1,687,814
	China—21.1%
478,272	China Coal Energy Co. Ltd., H-Shares(a)	549,309
262,536	China Shenhua Energy Co. Ltd., H-Shares(a)	1,165,849
104,641	Inner Mongolia Yitai Coal Co. Ltd., Class B	597,082
254,075	Yanzhou Coal Mining Co. Ltd., H-Shares(a)	531,223
		2,843,463
	Indonesia—14.7%
2,732,492	PT Adaro Energy Tbk	553,010
2,184,812	PT Bumi Resources Tbk	481,393
479,689	PT Indika Energy Tbk	114,827
99,194	PT Indo Tambangraya Megah Tbk	429,026
201,299	PT Tambang Batubara Bukit Asam Tbk	404,109
		1,982,365
	Philippines—1.2%
27,991	Semirara Mining Corp., Class A	167,071
	Singapore—1.9%
156,034	Sakari Resources Ltd.	248,434
	Thailand—6.2%
46,339	Banpu PCL	837,869
	United Kingdom—1.5%
24,644	Bumi PLC(a)	207,494

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United States—30.1%
5,176	Alliance Resource Partners LP	$334,266
35,438	Alpha Natural Resources, Inc.(a)	571,615
48,597	Arch Coal, Inc.	474,307
15,212	Cloud Peak Energy, Inc.(a)	234,113
34,955	CONSOL Energy, Inc.	1,161,904
23,201	Patriot Coal Corp.(a)	135,262
36,939	Peabody Energy Corp.	1,149,172
		4,060,639
	Total Investments (Cost $18,734,564)—99.8%	13,462,201
	Other assets less liabilities—0.2%	27,739
	Net Assets—100.0%	$13,489,940

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Gold Mining	78.9
Silver Mining	8.9
Platinum	6.6
Precious Metals	2.9
Non-Ferrous Metals	2.0
Retail-Jewelry	0.4
Diversified Minerals	0.3
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—9.7%
69,889	Intrepid Mines Ltd.(a)	$62,572
19,475	Kingsgate Consolidated Ltd.	125,701
25,001	Medusa Mining Ltd.	149,917
102,628	Newcrest Mining Ltd.	2,809,914
61,448	Perseus Mining Ltd.(a)	166,323
52,231	Regis Resources Ltd.(a)	229,463
69,437	Resolute Mining Ltd.(a)	121,443
43,572	St. Barbara Ltd.(a)	103,876
		3,769,209
	Bermuda—0.7%
54,739	Aquarius Platinum Ltd.	115,554
2,275,797	G-Resources Group Ltd.(a)	146,679
		262,233
	Canada—52.5%
22,979	Agnico-Eagle Mines Ltd.	917,811
28,537	Alacer Gold Corp.(a)	231,080
15,990	Alamos Gold, Inc.	292,625
37,791	AuRico Gold, Inc.(a)	347,328
21,806	Aurizon Mines Ltd.(a)	117,864
44,651	B2Gold Corp.(a)	168,580
26,885	Banro Corp.(a)	114,294
77,037	Barrick Gold Corp.	3,115,946
21,258	Centerra Gold, Inc.	275,206
21,197	China Gold International Resources Corp. Ltd.(a)	96,335
14,095	Colossus Minerals, Inc.(a)	66,056
15,102	Detour Gold Corp.(a)	372,678
12,946	Dundee Precious Metals, Inc.(a)	100,769
124,679	Eastern Platinum Ltd.(a)	47,956
95,438	Eldorado Gold Corp.	1,352,429
11,722	Endeavour Silver Corp.(a)	108,920
12,432	Extorre Gold Mines Ltd.(a)	52,851

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,114	First Majestic Silver Corp.(a)	$222,007
16,731	Fortuna Silver Mines, Inc.(a)	70,281
18,586	Franco-Nevada Corp.	833,590
36,173	Gabriel Resources Ltd.(a)	95,563
75,533	Goldcorp, Inc.	2,892,265
72,938	Great Basin Gold Ltd.(a)	50,941
11,265	Guyana Goldfields, Inc.(a)	31,243
11,389	Harry Winston Diamond Corp.(a)	162,544
50,467	IAMGOLD Corp.	625,761
9,780	International Tower Hill Mines Ltd.(a)	37,122
10,142	Keegan Resources, Inc.(a)	32,850
153,021	Kinross Gold Corp.	1,370,753
8,351	Kirkland Lake Gold, Inc.(a)	109,042
53,749	Lake Shore Gold Corp.(a)	52,228
26,810	Nevsun Resources Ltd.	98,779
61,937	New Gold, Inc.(a)	564,232
19,249	North American Palladium Ltd.(a)	58,062
29,112	NovaGold Resources, Inc.(a)	209,806
35,292	OceanaGold Corp.(a)	81,447
51,739	Osisko Mining Corp.(a)	532,603
20,694	Pan American Silver Corp.	402,380
18,461	Premier Gold Mines Ltd.(a)	89,320
78,417	Romarco Minerals, Inc.(a)	80,167
38,550	Rubicon Minerals Corp.(a)	117,451
42,000	San Gold Corp.(a)	59,942
36,625	SEMAFO, Inc.	186,100
10,822	Silver Standard Resources, Inc.(a)	156,314
47,541	Silver Wheaton Corp.	1,451,325
22,903	Silvercorp Metals, Inc.	157,872
10,757	Tahoe Resources, Inc.(a)	202,412
55,462	Torex Gold Resources, Inc.(a)	96,558
100,302	Yamana Gold, Inc.	1,471,103
		20,380,791

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Cayman Islands—0.2%
419,810	China Precious Metal Resources Holdings Co. Ltd.(a)	$74,679
	China—1.1%
117,540	Zhaojin Mining Industry Co. Ltd., H-Shares	164,543
808,600	Zijin Mining Group Co. Ltd., H-Shares(a)	263,705
		428,248
	Jersey Island—3.7%
127,394	Centamin PLC(a)	141,912
71,532	Polyus Gold International Ltd. GDR(a)	221,749
12,337	Randgold Resources Ltd.	1,086,815
		1,450,476
	Mexico—2.0%
16,675	Industrias Penoles S.A.B. de C.V.	782,433
	Russia—1.0%
26,785	Polymetal International PLC(a)	397,978
	South Africa—13.7%
7,378	Anglo American Platinum Ltd.	479,799
51,208	AngloGold Ashanti Ltd.	1,748,174
96,939	Gold Fields Ltd.	1,237,043
49,265	Harmony Gold Mining Co. Ltd.	480,817
62,941	Impala Platinum Holdings Ltd.	1,228,747
33,840	Northam Platinum Ltd.	145,662
		5,320,242
	Turkey—0.3%
4,689	Koza Altin Isletmeleri AS	101,300
	United Kingdom—3.5%
14,354	African Barrick Gold Ltd.	83,748
22,135	Fresnillo PLC	560,726
20,983	Hochschild Mining PLC	171,048
20,530	Lonmin PLC	347,378
22,145	Petropavlovsk PLC	171,458
		1,334,358
	United States—11.6%
12,035	Allied Nevada Gold Corp.(a)	352,505
12,067	Coeur d'Alene Mines Corp.(a)	260,044
38,296	Hecla Mining Co.	163,907
26,548	McEwen Mining, Inc.(a)	100,617
61,961	Newmont Mining Corp.	2,952,442
7,895	Royal Gold, Inc.	489,174
15,512	Stillwater Mining Co.(a)	166,444
		4,485,133
	Total Common Stocks and Other Equity Interests (Cost $43,095,188)	38,787,080

Number of Shares		Value
	Money Market Fund—0.1%
52,048	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $52,048)	$52,048
	Total Investments (Cost $43,147,236)—100.1%	38,839,128
	Liabilities in excess of other assets—(0.1)%	(43,323)
	Net Assets—100.0%	$38,795,805

Investment Abbreviations:

GDR—Global Depositary Receipts

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Nuclear Energy Portfolio (PKN)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Electric-Integrated	25.3
Non-Ferrous Metals	17.6
Engineering/R&D Services	10.8
Electric Products-Miscellaneous	8.7
Diversified Manufacturing Operations	7.2
Energy-Alternate Sources	5.6
Electronic Components-Miscellaneous	5.1
Machinery-General Industrial	4.7
Auto/Truck Parts & Equipment-Original	3.1
Consulting Services	2.4
Machinery-Pumps	2.0
Building-Heavy Construction	1.4
Transportation-Marine	1.2
Wire & Cable Products	1.0
Electronic Measuring Instruments	0.6
Chemicals-Specialty	0.6
Steel-Producers	0.6
Aerospace/Defense-Equipment	0.5
Semiconductor Equipment	0.4
Environmental Monitoring and Detection	0.4
Commercial Services	0.2
Metal Processors & Fabricators	0.2
Research and Development	0.2
Protection-Safety	0.1
Building & Construction-Miscellaneous	0.1
Other assets less liabilities	0.0

Schedule of Investments

PowerShares Global Nuclear Energy Portfolio (PKN)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—6.9%
347,878	Energy Resources of Australia Ltd.(a)	$583,075
260,975	Paladin Energy Ltd.(a)	433,342
6,107	Silex Systems Ltd.(a)	23,524
		1,039,941
	Canada—9.4%
20,331	Cameco Corp.	449,856
282,568	Denison Mines Corp.(a)	517,686
150,802	Uranium One, Inc.(a)	438,081
		1,405,623
	France—7.0%
47,247	Areva SA(a)	827,009
10,164	Electricite de France SA	215,039
		1,042,048

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Germany—5.4%
21,162	E.ON AG	$479,373
5,465	RWE AG	234,898
2,119	SGL Carbon SE(a)	96,815
		811,086
	India—1.6%
10,506	Larsen & Toubro Ltd. GDR	245,630
	Japan—23.4%
67,000	Hitachi Ltd.	429,632
1,900	Hokkaido Electric Power Co., Inc.	26,747
2,100	Hokuriku Electric Power Co.	35,953
104,000	IHI Corp.	252,690
15,000	Japan Steel Works Ltd. (The)	91,678
9,000	JGC Corp.	260,605
17,100	Kansai Electric Power Co., Inc. (The)	248,003

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Nuclear Energy Portfolio (PKN)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,700	Kyushu Electric Power Co., Inc.	$128,896
56,000	Mitsubishi Heavy Industries Ltd.	255,295
2,900	Shikoku Electric Power Co., Inc.	74,929
34,600	Sumitomo Electric Industries Ltd.	471,907
2,000	Taihei Dengyo Kaisha Ltd.	16,632
22,800	Tokyo Electric Power Co., Inc. (The)(a)	57,111
185,000	Toshiba Corp.	762,289
2,000	Toshiba Plant Systems & Services Corp.	21,291
60,000	Toyo Engineering Corp.	274,281
10,100	Yokogawa Electric Corp.	97,654
		3,505,593
	Netherlands—1.4%
4,626	Chicago Bridge & Iron Co. NV	205,487
	South Korea—3.2%
4,141	Doosan Heavy Industries & Construction Co. Ltd.	195,302
2,783	KEPCO Engineering & Construction, Inc.	168,931
5,660	Korea Electric Power Corp.(a)	108,680
		472,913
	Switzerland—0.0%
151	BKW SA(a)	5,823
	United Kingdom—1.4%
23,236	Serco Group PLC	204,695
	United States—40.3%
7,527	AMETEK, Inc.	378,834
2,146	Belden, Inc.	74,638
807	CIRCOR International, Inc.	25,114
2,180	Curtiss-Wright Corp.	76,932
22,108	Duke Energy Corp.	473,774
9,471	Emerson Electric Co.	497,606
2,370	Entergy Corp.	155,377
12,079	Exelon Corp.	471,202
2,904	Federal Signal Corp.(a)	14,985
9,129	FirstEnergy Corp.	427,420
2,556	Flowserve Corp.	293,761
4,389	Fluor Corp.	253,465
2,324	General Cable Corp.(a)	68,419
20,653	General Electric Co.	404,386
2,608	Kirby Corp.(a)	173,093
441	Landauer, Inc.	23,249
10,976	McDermott International, Inc.(a)	124,029
1,439	Mine Safety Appliances Co.	61,100
2,452	MKS Instruments, Inc.	67,798
3,950	NextEra Energy, Inc.	254,182
5,394	Parker Hannifin Corp.	473,000
7,389	Progress Energy, Inc.	393,243
12,906	SAIC, Inc.(a)	156,937

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,761	Shaw Group, Inc. (The)(a)	$265,195
2,393	SPX Corp.	183,735
919	Team, Inc.(a)	27,230
258,318	USEC, Inc.(a)	217,400
		6,036,104
	Total Invesments (Cost $19,989,239)—100.0%	14,974,943
	Other assets less liabilities—0.0%	411
	Net Assets—100.0%	$14,975,354

Investment Abbreviations:

GDR—Global Depositary Receipts

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Steel Portfolio (PSTL)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Steel-Producers	68.5
Metal-Iron	21.9
Steel-Specialty	5.2
Metal Processors & Fabricators	2.4
Steel Pipe & Tube	1.1
Diversified Manufacturing Operations	0.3
Machinery-General Industrial	0.3
Other assets less liabilities	0.3

Schedule of Investments

PowerShares Global Steel Portfolio (PSTL)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Australia—8.7%
11,220	Atlas Iron Ltd.	$32,706
42,763	BlueScope Steel Ltd.(a)	17,585
23,501	Fortescue Metals Group Ltd.	137,986
10,941	Gindalbie Metals Ltd.(a)	6,720
8,860	Mount Gibson Iron Ltd.	10,192
17,393	OneSteel Ltd.	23,630
2,298	Sims Metal Management Ltd.	34,019
31,930	Sundance Resources Ltd.(a)	15,623
		278,461
	Austria—1.6%
1,566	Voestalpine AG	50,687
	Brazil—12.1%
10,500	Cia Siderurgica Nacional SA	90,627
1,300	Gerdau SA	10,191
2,600	MMX Mineracao e Metalicos SA(a)	12,161
1,500	Usinas Siderurgicas de Minas Gerais SA	14,412
11,400	Vale SA	256,369
		383,760
	Chile—1.3%
1,021	CAP SA	42,880
	China—0.9%
14,917	Angang Steel Co. Ltd., H-Shares(a)	10,210
19,066	Fosun International	11,404
23,424	Maanshan Iron & Steel Co. Ltd., H-Shares	6,612
		28,226

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Finland—1.0%
12,365	Outokumpu Oyj(a)	$20,081
1,169	Rautaruukki Oyj	10,993
		31,074
	Germany—4.8%
527	Salzgitter AG	27,510
5,277	ThyssenKrupp AG	125,020
		152,530
	Japan—18.1%
2,000	Aichi Steel Corp.	9,594
4,369	Daido Steel Co. Ltd.	27,304
1,686	Hitachi Metals Ltd.	21,158
6,478	JFE Holdings, Inc.	122,591
34,321	Kobe Steel Ltd.	49,432
945	Maruichi Steel Tube Ltd.	20,878
73,000	Nippon Steel Corp.	183,769
9,999	Nisshin Steel Co. Ltd.	14,151
1,680	Sanyo Special Steel Co. Ltd.	7,827
48,322	Sumitomo Metal Industries Ltd.	87,754
1,359	Tokyo Steel Manufacturing Co. Ltd.	10,416
700	Yamato Kogyo Co. Ltd.	20,024
		574,898
	Luxembourg—7.7%
638	APERAM SA	10,762
12,610	ArcelorMittal SA	218,055
678	Ternium SA ADR	16,082
		244,899
	Mexico—0.3%
2,381	Industrias CH SAB de CV, Series B(a)	10,819

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Steel Portfolio (PSTL)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Russia—2.0%
1,036	Mechel ADR(a)	$9,003
1,197	Novolipetsk Steel OJSC GDR	25,855
2,058	Severstal GDR	27,845
		62,703
	South Africa—2.8%
1,644	ArcelorMittal South Africa Ltd.	12,515
1,084	Kumba Iron Ore Ltd.	76,858
		89,373
	South Korea—10.6%
472	Dongkuk Steel Mill Co. Ltd.	7,371
376	Hyundai Hysco Co. Ltd.	13,292
781	Hyundai Steel Co.	68,140
734	POSCO	243,882
131	Seah Besteel Corp.	5,228
		337,913
	Spain—0.6%
1,502	Acerinox SA	18,256
	Sweden—1.2%
309	Hoganas AB, Class B	11,972
2,553	SSAB AB, Class A	26,049
		38,021
	Switzerland—0.2%
902	Schmolz + Bickenbach AG(a)	6,151
	Taiwan—4.9%
130,374	China Steel Corp.	129,666
5,848	Feng Hsin Iron & Steel Co. Ltd.	9,851
10,815	Tung Ho Steel Enterprise Corp.	10,293
18,120	Yieh Phui Enterprise Co. Ltd.	6,235
		156,045
	Turkey—0.9%
21,656	Eregli Demir ve Celik Fabrikalari TAS	29,431
	United Kingdom—0.8%
4,333	Evraz PLC(a)	25,991
	United States—19.2%
1,529	AK Steel Holding Corp.	11,345
1,471	Allegheny Technologies, Inc.	63,165
608	Carpenter Technology Corp.	33,841
1,959	Cliffs Natural Resources, Inc.	121,967
1,598	Commercial Metals Co.	23,619
167	Haynes International, Inc.	10,416
4,327	Nucor Corp.	169,662
1,035	Reliance Steel & Aluminum Co.	57,846
294	Schnitzer Steel Industries, Inc., Class A	11,722

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,027	Steel Dynamics, Inc.	$38,655
1,986	United States Steel Corp.	56,263
724	Worthington Industries, Inc.	12,916
		611,417
	Total Investments (Cost $4,342,784)—99.7%	3,173,535
	Other assets less liabilities—0.3%	8,751
	Net Assets—100.0%	$3,182,286

Investment Abbreviations:

ADR—American Depositary Receipts

GDR—Global Depositary Receipts

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Water Portfolio (PIO)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Water	42.6
Miscellaneous Manufacturing	16.7
Electronics	12.8
Environmental Control	9.2
Building Materials	7.3
Machinery-Diversified	5.8
Metal Fabricate/Hardware	2.9
Chemicals	2.7
Money Market Fund	0.9
Liabilities in excess of other assets	(0.9)

Schedule of Investments

PowerShares Global Water Portfolio (PIO)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Austria—0.1%
13,688	BWT AG	$240,047
	Brazil—4.2%
253,739	Cia de Saneamento Basico do Estado de Sao Paulo	10,024,720
	Canada—0.1%
68,284	Pure Technologies Ltd.(a)	345,584
	Cayman Islands—0.8%
516,000	China Water Industry Group Ltd.(a)	27,603
199,578	Consolidated Water Co. Ltd.	1,430,974
68,030	Tri-Tech Holding, Inc.(a)(b)	404,779
		1,863,356
	China—0.2%
1,702,000	Tianjin Capital Environmental Protection Group Co. Ltd., Class H(a)	423,429
	Finland—3.7%
515,638	Kemira Oyj	6,541,499
186,095	Uponor Oyj	2,431,040
		8,972,539
	France—17.1%
1,295,440	Suez Environnement Co.	18,268,841
1,559,028	Veolia Environnement SA	22,832,085
		41,100,926
	Japan—4.2%
370,831	Kurita Water Industries Ltd.	9,107,641
139,346	Organo Corp.	910,998
		10,018,639

Number of Shares		Value
	Common Stocks (Continued)
	Malaysia—1.1%
6,173,300	Puncak Niaga Holding Bhd(a)	$2,631,711
	Netherlands—3.4%
588,593	Wavin NV(a)	8,168,151
	Singapore—3.8%
5,288,946	Hyflux Ltd.	6,134,032
2,596,598	Sound Global Ltd.	1,112,258
7,021,000	United Envirotech Ltd.	1,986,058
		9,232,348
	Switzerland—3.9%
44,419	Geberit AG(a)	9,391,292
	United Kingdom—18.5%
638,069	Halma PLC	4,197,359
834,479	Pennon Group PLC	9,973,313
380,605	Severn Trent PLC	10,444,975
1,960,604	United Utilities Group PLC	19,691,364
		44,307,011
	United States—38.9%
279,346	American Water Works Co., Inc.	9,564,807
80,764	Flowserve Corp.	9,282,207
207,350	Itron, Inc.(a)	8,459,880
383,805	ITT Corp.	8,620,260
56,987	Lindsay Corp.	3,806,162
301,842	Pall Corp.	17,992,802
248,727	Pentair, Inc.(b)	10,779,828
55,873	Valmont Industries, Inc.	6,924,341

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Water Portfolio (PIO)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
213,751	Waters Corp.(a)	$17,978,597
		93,408,884
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $236,532,829)—100.0%	240,128,637
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—0.9%
2,117,800	Invesco Liquid Assets Portfolio - Institutional Class (Cost $2,117,800)(c)(d)	2,117,800
	Total Investments (Cost $238,650,629—100.9%	242,246,437
	Liabilities in excess of other assets—(0.9)%	(2,111,741)
	Net Assets—100.0%	$240,134,696

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2012.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Wind Energy Portfolio (PWND)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Energy-Alternate Sources	44.9
Electrical Components & Equipment	22.5
Money Market Fund	19.5
Electric	17.3
Chemicals	7.9
Miscellaneous Manufacturing	3.3
Engineering & Construction	3.0
Distribution/Wholesale	0.6
Machinery-Diversified	0.4
Liabilities in excess of other assets	(19.4)

Schedule of Investments

PowerShares Global Wind Energy Portfolio (PWND)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Bermuda—2.0%
6,390,000	China WindPower Group Ltd.(a)	$267,700
	Canada—5.8%
57,262	Innergex Renewable Energy, Inc.	599,311
103,159	Western Wind Energy Corp.(a)	157,670
		756,981
	Cayman Islands—2.1%
120,835	China Ming Yang Wind Power Group Ltd. ADR(a)(b)	280,337
	China—21.6%
6,000	Beijing Jingneng Clean Energy Co. Ltd., H-Shares(a)	1,253
3,120,000	China Datang Corp. Renewable Power Co. Ltd., H-Shares(a)	498,701
993,000	China High Speed Transmission Equipment Group Co. Ltd.	481,284
1,600,000	China Longyuan Power Group Corp., H-Shares(a)	1,264,284
4,000	Guodian Technology & Environment Group Co. Ltd., H-Shares(a)	1,093
2,394,000	Huaneng Renewables Corp. Ltd., H-Shares(a)	601,760
		2,848,375
	Denmark—11.4%
63,928	Greentech Energy Systems A/S(a)	139,900
154,307	Vestas Wind Systems A/S(a)(b)	1,361,997
		1,501,897

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	France—2.3%
4,676	GDF Suez	$107,625
173,538	Theolia SA(a)	197,530
		305,155
	Germany—8.2%
6,526	E.ON AG(b)	147,831
106,104	Nordex SE(a)(b)	472,420
86,766	PNE Wind AG	184,891
1,465	RWE AG	62,969
2,269	Siemens AG	210,129
		1,078,240
	Greece—1.0%
61,588	Terna Energy SA	129,609
	Italy—10.7%
744,241	Enel Green Power SpA	1,201,748
176,811	Falck Renewables SpA	203,479
		1,405,227
	Japan—2.5%
225	Japan Wind Development Co. Ltd.(a)(b)	199,512
11,000	Mitsubishi Heavy Industries Ltd.	50,147
5,200	Mitsui & Co. Ltd.	81,668
		331,327
	Spain—12.8%
83	Acciona SA	5,097
257,780	EDP Renovaveis SA(a)	1,097,932
192,612	Gamesa Corp. Tecnologica SA	523,120
13,668	Iberdrola SA	63,624
		1,689,773

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Wind Energy Portfolio (PWND)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Sweden—3.8%
50,150	Arise Windpower AB(a)	$249,879
44,772	Eolus Vind AB, Class B	251,717
		501,596
	Switzerland—4.6%
7,596	ABB Ltd.(a)	138,421
796	Gurit Holding AG(a)	461,297
		599,718
	United Kingdom—0.3%
4,962	International Power PLC	33,600
	United States—10.8%
2,089	AES Corp. (The)(a)	26,154
75,114	American Superconductor Corp.(a)(b)	310,221
4,337	Duke Energy Corp.	92,942
1,058	Edison International	46,562
11,631	General Electric Co.	227,735
1,351	NextEra Energy, Inc.	86,937
1,581	Xcel Energy, Inc.	42,782
52,799	Zoltek Cos., Inc.(a)(b)	582,373
		1,415,706
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $20,047,379)—99.9%	13,145,241
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—19.5%
2,569,363	Invesco Liquid Assets Portfolio - Institutional Class (Cost $2,569,363)(c)(d)	2,569,363
	Total Investments (Cost $22,616,742)—119.4%	15,714,604
	Liabilities in excess of other assets—(19.4)%	(2,556,878)
	Net Assets—100.0%	$13,157,726

Investment Abbreviations:

ADR—American Depositary Receipts

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2012.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

Portfolio Composition

PowerShares MENA Frontier Countries Portfolio (PMNA)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Banks	49.2
Real Estate	15.6
Engineering & Construction	14.1
Telecommunications	10.8
Diversified Financial Services	3.0
Oil & Gas	1.5
Electric	1.3
Airlines	1.2
Gas	0.8
Chemicals	0.6
Storage/Warehousing	0.6
Holding Companies-Diversified	0.5
Iron/Steel	0.4
Private Equity	0.2
Oil & Gas Services	0.2
Other assets less liabilities	0.0

Schedule of Investments

PowerShares MENA Frontier Countries Portfolio (PMNA)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Bahrain—0.3%
278,005	Gulf Finance House EC(a)	$56,010
	Egypt—18.6%
85,763	Citadel Capital SAE(a)	44,830
164,089	Commercial International Bank Egypt SAE	694,601
7,969	Egyptian Co. For Mobile Services	257,318
98,174	Egyptian Financial Group-Hermes Holding SAE(a)	220,213
52,528	Ezz Steel	63,431
32,672	Maridive & Oil Services SAE	41,493
34,325	Orascom Construction Industries	1,510,124
696,742	Orascom Telecom Holding SAE(a)	389,560
284,386	Talaat Moustafa Group(a)	198,991
93,919	Telecom Egypt	201,502
		3,622,063
	Jordan—8.7%
147,090	Arab Bank PLC	1,694,557
	Kuwait—19.3%
80,000	Agility Public Warehousing Co. KSC	120,950
55,000	Boubyan Petrochemicals Co.	122,750
90,900	Burgan Bank SAK	142,338
158,000	Gulf Bank KSC(a)	250,252
208,995	Kuwait Finance House KSC	549,195
84,000	Kuwait Projects Co. (Holding) KSC	98,272

Number of Shares		Value
	Common Stocks (Continued)
33,000	Mabanee Co. SAKC	$118,791
259,500	Mobile Telecommunications Co. KSC	691,253
408,939	National Bank of Kuwait SAK	1,560,387
147,500	National Industries Group Holding(a)	118,934
		3,773,122
	Morocco—9.7%
2,290	Alliances Developpement Immobilier SA	194,971
14,504	Banque Centrale Populaire	334,122
32,007	Banque Marocaine du Commerce Exterieur	748,733
1,653	CIE Generale Immobiliere	146,233
61,952	Douja Promotion Groupe Addoha SA	459,045
		1,883,104
	Oman—4.4%
321,392	Bank Muscat SAOG	520,905
101,036	Oman Telecommunications Co. SAOG	343,260
		864,165
	Qatar—20.5%
24,361	Barwa Real Estate Co.	186,672
21,175	Doha Bank QSC	338,474
72,358	Masraf Al Rayan	531,606
7,477	National Leasing	87,482
6,602	Qatar Electricity & Water Co.	257,842
33,299	Qatar Gas Transport Co. Ltd. (Nakilat)	151,359
10,643	Qatar International Islamic Bank	148,786
24,096	Qatar Islamic Bank	512,230

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares MENA Frontier Countries Portfolio (PMNA)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
42,964	Qatar National Bank SAQ	$1,574,127
5,728	Qatar Telecom (Qtel) QSC	220,405
		4,008,983
	United Arab Emirates—18.5%
1,413,884	Air Arabia	227,499
1,367,378	Aldar Properties PJSC	428,120
669,409	Arabtec Holding Co.(a)	621,477
2,367,420	Dana Gas PJSC(a)	290,046
739,931	Drake & Scull International(a)	193,393
725,962	Dubai Financial Market(a)	223,343
1,828,734	Emaar Properties PJSC	1,628,086
		3,611,964
	Total Investments (Cost $18,821,816)—100.0%	19,513,968
	Other assets less liabilities—0.0%	253
	Net Assets—100.0%	$19,514,221

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Consumer Discretionary	24.5
Industrials	22.5
Consumer Staples	15.6
Health Care	10.3
Financials	9.5
Materials	4.8
Utilities	4.1
Energy	3.6
Information Technology	3.3
Telecommunication Services	1.7
Other assets less liabilities	0.1

Schedule of Investments

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—8.3%
12,518	Adelaide Brighton Ltd.	$39,747
2,583	Ansell Ltd.	39,932
23,033	Ausdrill Ltd.	98,312
1,747	Australia & New Zealand Banking Group Ltd.	43,485
18,787	Australian Infrastructure Fund	43,615
4,565	Bendigo & Adelaide Bank Ltd.	35,786
1,006	BHP Billiton Ltd.	37,231
16,640	Cabcharge Australia Ltd.	110,868
752	Campbell Brothers Ltd.	53,681
642	Cochlear Ltd.	43,877
739	Commonwealth Bank of Australia	39,982
1,164	CSL Ltd.	44,424
5,919	Fleetwood Corp. Ltd.	80,907
6,258	JB Hi-Fi Ltd.	62,934
18,326	Metcash Ltd.	75,550
3,517	Monadelphous Group Ltd.	85,090
22,014	Navitas Ltd.	90,525
3,760	Ramsay Health Care Ltd.	78,404
3,238	Sonic Healthcare Ltd.	42,507
5,833	UGL Ltd.	79,428
1,794	Westpac Banking Corp.	42,452
4,341	Woolworths Ltd.	117,228
1,394	WorleyParsons Ltd.	40,997
		1,426,962
	Austria—0.8%
880	Andritz AG	46,053
2,961	Verbund AG	82,868
		128,921

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Belgium—1.3%
1,248	Belgacom SA	$35,447
2,086	Colruyt SA	85,451
1,444	Delhaize Group SA	70,284
872	D'ieteren SA NV	38,456
		229,638
	Bermuda—0.2%
10,000	Luk Fook Holdings (International) Ltd.	28,552
	Canada—11.7%
1,274	Alimentation Couche Tard, Inc., Class B	55,257
2,256	Astral Media, Inc., Class A	111,481
1,503	Bank of Nova Scotia	83,369
994	Canadian National Railway Co.	84,816
1,031	Canadian Natural Resources Ltd.	35,815
547	Canadian Pacific Railway Ltd.	42,328
1,225	Canadian Tire Corp. Ltd., Class A	85,668
1,297	Canadian Utilities Ltd., Class A	91,359
1,200	Emera, Inc.	42,464
2,147	Enbridge, Inc.	89,948
2,389	Fortis, Inc.	82,845
3,693	Great-West Lifeco, Inc.	93,451
1,614	Husky Energy, Inc.	42,100
886	IGM Financial, Inc.	41,567
2,595	Imperial Oil Ltd.	120,800
825	Laurentian Bank of Canada	36,768
3,202	Loblaw Cos. Ltd.	108,089
3,286	Manulife Financial Corp.	44,935
2,313	Metro, Inc.	127,596
533	National Bank of Canada	41,596

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,158	Nexen, Inc.	$41,699
1,638	Power Corp. of Canada	45,346
1,528	Power Financial Corp.	45,780
752	Royal Bank of Canada	43,455
3,119	Saputo, Inc.	145,761
1,880	Shoppers Drug Mart Corp.	80,989
38,830	Sino-Forest Corp.(a)	—
2,402	Suncor Energy, Inc.	79,333
1,831	Toromont Industries Ltd.	41,033
922	TransCanada Corp.	40,559
		2,026,207
	Cayman Islands—1.2%
34,000	Ajisen (China) Holdings Ltd.	38,129
36,000	Daphne International Holdings Ltd.	51,417
14,000	ENN Energy Holdings Ltd.	49,267
116,000	SA SA International Holdings Ltd.	72,222
		211,035
	Denmark—1.8%
267	Coloplast A/S, Class B	49,404
2,947	Danske Bank A/S(a)	47,845
994	Novo Nordisk A/S, Class B	146,609
2,583	Novozymes A/S, Class B	67,740
		311,598
	Finland—0.3%
728	Kone Oyj, Class B	45,046
	France—6.3%
622	Air Liquide SA	79,995
1,266	Bouygues SA	34,384
486	Dassault Systemes SA	47,163
1,076	Essilor International SA	94,762
1,067	Eutelsat Communications SA	37,975
123	Hermes International	43,507
328	Iliad SA	42,219
1,370	Ipsos	44,461
1,031	Lafarge SA	40,194
536	LVMH Moet Hennessy Louis Vuitton SA	88,784
789	Publicis Groupe SA	40,685
739	Rubis	40,185
667	SA des Ciments Vicat(a)	38,349
547	Sanofi	41,745
655	Schneider Electric SA(a)	40,234
1,626	SCOR SE	42,988
425	Societe Immobiliere de Location pour l'Industrie et le Commerce REIT	44,843
1,067	Sodexo	84,960
2,583	Vinci SA	119,655
278	Virbac SA(a)	46,748
		1,093,836

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Germany—5.7%
570	Adidas AG	$47,529
520	Bayerische Motoren Werke AG	49,423
436	Bilfinger Berger AG	39,869
1,297	CTS Eventim AG(a)	50,624
958	Douglas Holding AG	43,998
825	Fielmann AG	79,918
1,128	Fresenius Medical Care AG & Co. KGaA	80,068
843	Fresenius SE & Co. KGaA	84,128
1,953	Fuchs Petrolub AG	108,953
739	Krones AG	40,924
320	Muenchener Rueckversicherungs- Gesellschaft AG	46,441
352	Rational AG	89,917
1,989	Rhoen Klinikum AG	55,941
1,408	SAP AG	93,346
400	Siemens AG	37,043
1,213	Software AG	42,384
		990,506
	Hong Kong—4.2%
3,000	Cheung Kong (Holdings) Ltd.	39,908
33,000	Chow Sang Sang Holdings International Ltd.	83,715
5,000	Hengan International Group Co. Ltd.	52,947
17,000	Hong Kong & China Gas Co. Ltd.	43,476
800	Jardine Matheson Holdings Ltd.	39,720
1,207	Jardine Strategic Holdings Ltd.	38,841
11,500	Kerry Properties Ltd.	52,551
20,000	Li & Fung Ltd.	42,796
17,500	Lifestyle International Holdings Ltd.	41,056
172,000	New World China Land Ltd.	52,990
26,000	Sino Land Co. Ltd.	44,910
3,000	Sun Hung Kai Properties Ltd.	36,196
35,000	Techtronic Industries Co.	42,274
32,000	Texwinca Holdings Ltd.	39,187
24,500	Yue Yuen Industrial (Holdings) Ltd.	82,111
		732,678
	Ireland—1.0%
3,284	DCC PLC	83,019
842,107	Irish Bank Resolution Corp. Ltd.(a)	—
4,419	Kingspan Group PLC	46,088
708	Paddy Power PLC	46,198
		175,305
	Italy—2.1%
11,826	Davide Campari-Milano SpA	83,583
29,097	Hera SpA	43,710
5,397	Recordati SpA	37,538
1,722	Saipem SpA	85,058
940	Tod's SpA	108,240
		358,129

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Japan—20.5%
1,090	ABC-Mart, Inc.	$39,685
1,406	Aisin Seiki Co. Ltd.	50,080
3,992	Arcs Co. Ltd.	85,895
5,294	Asahi Group Holdings Ltd.	119,545
8,988	Bank of Yokohama Ltd. (The)	43,789
994	Canon, Inc.	45,688
5	Central Japan Railway Co.	41,581
1,996	Daiichi Sankyo Co. Ltd.	34,348
1,494	Daikin Industries Ltd.	39,743
896	Daito Trust Construction Co. Ltd.	80,909
2,888	Denso Corp.	94,368
992	Eisai Co. Ltd.	38,763
1,398	EXEDY Corp.	39,535
992	FamilyMart Co. Ltd.	44,230
994	Hisamitsu Pharmaceutical Co., Inc.	44,319
2,388	Honda Motor Co. Ltd.	86,613
2,112	Izumi Co. Ltd.	44,041
1,988	JGC Corp.	57,565
3,000	Kaken Pharmaceutical Co. Ltd.	37,122
4,998	Kamigumi Co. Ltd.	40,249
7,994	Kaneka Corp.	49,659
4,998	Kansai Paint Co. Ltd.	53,958
12	KDDI Corp.	78,903
1,494	Kobayashi Pharmaceutical Co. Ltd.	75,126
3,012	Koito Manufacturing Co. Ltd.	46,777
1,990	K's Holdings Corp.	59,816
1,394	Kurita Water Industries Ltd.	34,237
7,000	Lion Corp.	40,503
3,990	Maeda Road Construction Co. Ltd.	48,373
22,998	Mazda Motor Corp.(a)	37,732
992	Miraca Holdings, Inc.	39,198
928	Mitsubishi UFJ Lease & Finance Co. Ltd.	38,703
2,990	NGK Spark Plug Co. Ltd.	42,915
4,406	NHK Spring Co. Ltd.	46,353
7,994	Nichias Corp.	41,649
490	Nidec Corp.	44,186
3,992	Nissan Chemical Industries Ltd.	36,348
992	Nissin Foods Holdings Co. Ltd.	37,334
838	Nitori Holdings Co. Ltd.	77,141
12,000	Nitto Boseki Co. Ltd.	45,989
5,992	Onward Holdings Co. Ltd.	46,903
1,188	Oracle Corp. Japan	45,976
588	Rinnai Corp.	43,081
896	Ryohin Keikaku Co. Ltd.	48,702
992	Santen Pharmaceutical Co. Ltd.	41,434
994	Secom Co. Ltd.	47,307
4,998	Sharp Corp.	32,300
796	Shimamura Co. Ltd.	90,422
5,194	Stanley Electric Co. Ltd.	80,078
1,398	Sugi Holdings Co. Ltd.	45,313

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,900	Sumitomo Corp.	$41,405
1,988	Sumitomo Realty & Development Co. Ltd.	47,904
3,896	Sundrug Co. Ltd.	119,644
1,812	Suzuki Motor Corp.	43,050
1,300	Sysmex Corp.	52,589
5,992	Taiyo Nippon Sanso Corp.	41,575
1,900	Takeda Pharmaceutical Co. Ltd.	82,929
7,396	Toyota Boshoku Corp.	91,425
1,496	Toyota Industries Corp.	42,588
2,290	Toyota Motor Corp.	94,789
1,592	Unicharm Corp.	88,926
416	USS Co. Ltd.	42,358
250	Yahoo! Japan Corp.	75,177
578	Yamada Denki Co. Ltd.	37,643
2,888	Yamaha Motor Co. Ltd.	38,883
		3,545,369
	Luxembourg—0.5%
3,397	SES SA FDR	81,335
	Netherlands—0.8%
2,183	Arcadis NV	50,549
728	Koninklijke Vopak NV	46,920
10,843	PostNL NV	47,043
		144,512
	Norway—0.3%
922	Yara International ASA	45,180
	Portugal—0.7%
4,755	Jeronimo Martins SGPS SA	89,053
7,071	Portugal Telecom SGPS SA	38,053
		127,106
	Singapore—2.0%
37,000	Hyflux Ltd.	42,912
1,000	Jardine Cycle & Carriage Ltd.	38,123
10,000	Keppel Corp. Ltd.	89,307
23,000	Olam International Ltd.	42,197
22,000	SembCorp Marine Ltd.	90,326
18,000	Singapore Technologies Engineering Ltd.	43,789
		346,654
	South Korea—4.6%
2,580	Cheil Worldwide, Inc.	44,974
1,730	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	48,526
3,310	DGB Financial Group, Inc.	38,808
929	Dongbu Insurance Co. Ltd.	37,156
303	Green Cross Corp.	35,927
1,070	Hotel Shilla Co. Ltd.	50,086
263	Hyundai Department Store Co. Ltd.	37,118
1,660	Kangwon Land, Inc.	35,620

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
582	KT&G Corp.	$39,963
127	LG Chem Ltd.	31,971
92	LG Household & Health Care Ltd.	48,274
342	OCI Co. Ltd.	64,761
764	S1 Corp.	38,196
2,710	Samsung Heavy Industries Co. Ltd.	99,995
349	Shinsegae Co. Ltd.	76,586
1,150	Woongjin Coway Co. Ltd.	36,837
328	Yuhan Corp.	30,765
		795,563
	Spain—4.5%
1,867	Abengoa SA	28,541
4,644	Abertis Infraestructuras SA	71,853
2,631	ACS Actividades de Construccion y Servicios SA	48,229
157	Construcciones y Auxiliar de Ferrocarriles SA	83,836
2,075	Ebro Foods SA	36,678
6,466	Iberdrola SA	30,099
2,958	Indra Sistemas SA	30,686
23,788	Mapfre SA	68,731
1,734	Prosegur Cia de Seguridad SA	99,008
1,747	Red Electrica Corporacion SA	76,050
4,524	Telefonica SA	65,925
2,086	Viscofan SA	94,285
2,802	Zardoya Otis SA	34,304
		768,225
	Sweden—2.7%
1,783	Elekta AB, Class B	90,431
3,117	Getinge AB, Class B	83,635
2,450	Hennes & Mauritz AB, Class B(a)	84,140
2,511	Intrum Justitia AB	38,094
5,263	NIBE Industrier AB, Class B(a)	83,368
1,128	Swedish Match AB	45,836
5,966	TeliaSonera AB	39,869
		465,373
	Switzerland—2.2%
869	Aryzta AG(a)	43,754
194	Geberit AG(a)	41,017
105	Kaba Holding AG, Class B	41,125
335	Kuehne + Nagel International AG	40,710
690	Novartis AG	38,048
23	SGS SA	44,421
386	Sonova Holding AG(a)	42,613
465	Synthes, Inc.	80,177
		371,865
	United Kingdom—16.2%
5,697	Admiral Group PLC	112,031
2,469	Aggreko PLC	90,249
4,438	Associated British Foods PLC	87,849
1,643	AstraZeneca PLC	72,022

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,648	Aveva Group PLC	$44,584
3,364	Babcock International Group PLC	45,394
3,361	Bellway PLC	42,980
1,224	BHP Billiton PLC	39,245
1,686	British American Tobacco PLC	86,488
5,674	Bunzl PLC	94,256
8,183	Capita PLC	88,099
5,741	Chemring Group PLC	30,438
4,104	Compass Group PLC	42,918
1,801	Diageo PLC	45,360
4,662	Domino Printing Sciences PLC	45,347
10,410	Greene King PLC	86,296
4,903	Greggs PLC	39,928
14,804	Halma PLC	97,384
7,435	ICAP PLC	45,842
1,051	Imperial Tobacco Group PLC	42,052
1,209	Intertek Group PLC	49,375
3,770	John Wood Group PLC	47,812
6,861	Meggitt PLC	45,512
18,632	Mitie Group PLC	88,256
10,791	N Brown Group PLC	40,163
2,893	Next PLC	137,599
9,713	Persimmon PLC	99,130
1,513	Reckitt Benckiser Group PLC	88,129
4,797	Reed Elsevier PLC	39,727
2,660	Rotork PLC	95,330
103,871	Royal Bank of Scotland Group PLC(a)	40,936
12,579	RPS Group PLC	48,370
1,083	SABMiller PLC	45,522
9,769	Serco Group PLC	86,059
4,185	Smith & Nephew PLC	41,217
1,324	Spirax-Sarco Engineering PLC	49,579
4,002	SSE PLC	85,847
1,708	Standard Chartered PLC	41,769
23,705	Tesco PLC	122,159
2,926	Travis Perkins PLC	49,890
2,057	Victrex PLC	48,501
8,713	William Morrison Supermarkets PLC	39,701
6,848	WPP PLC	92,686
		2,802,031
	Total Investments (Cost $17,579,184)—99.9%	17,251,626
	Other assets less liabilities—0.1%	14,877
	Net Assets—100.0%	$17,266,503

Investment Abbreviations:

FDR—Fiduciary Depositaty Receipts

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)	PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)	PowerShares Emerging Markets Infrastructure Portfolio (PXR)	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)
ASSETS:
Investments, at value(a)	$65,699,386	$206,075,372	$123,189,506	$59,919,787
Investment of securities lending collateral in affiliated money market fund, at value (Note 2I)	—	—	111,600	—
Total investments, at value	65,699,386	206,075,372	123,301,106	59,919,787
Cash	—	3	—	—
Foreign currencies, at value	55,769	123,154	52,480	35,821
Receivables:
Dividends and interest	374,260	387,013	261,046	71,398
Foreign tax reclaims	117,339	32,407	7,039	—
Investments sold	7,554	52,773	144,995	—
Shares sold	—	—	—	—
Affiliated securities lending dividends	—	—	234	—
Total Assets	66,254,308	206,670,722	123,766,900	60,027,006
LIABILITIES:
Due to custodian	308,009	—	78,784	26,298
Due to foreign custodian	—	—	—	—
Payables:
Investments purchased	124,252	325,730	94,475	—
Collateral upon return of securities loaned	—	—	111,600	—
Accrued unitary management fees	42,572	147,938	75,983	39,039
Accrued expenses	—	—	—	—
Total Liabilities	474,833	473,668	360,842	65,337
NET ASSETS	$65,779,475	$206,197,054	$123,406,058	$59,961,669
NET ASSETS CONSIST OF:
Shares of beneficial interest	$99,908,020	$223,134,860	$146,628,168	$63,071,494
Undistributed net investment income (loss)	386,083	114,094	216,504	(186,736)
Undistributed net realized gain (loss)	(37,707,628)	(45,014,683)	(16,961,798)	(5,920,458)
Net unrealized appreciation (depreciation)	3,193,000	27,962,783	(6,476,816)	2,997,369
Net Assets	$65,779,475	$206,197,054	$123,406,058	$59,961,669
Shares outstanding (unlimited amount authorized, $0.01 par value)	3,400,000	11,450,000	2,900,000	1,150,000
Net asset value	$19.35	$18.01	$42.55	$52.14
Share price	$19.34	$17.97	$42.32	$51.94
Unaffiliated investments, at cost	$62,505,913	$178,111,000	$129,666,052	$56,922,404
Investment of securities lending collateral in affiliated money market fund, at cost	$—	$—	$111,600	$—
Total investments, at cost	$62,505,913	$178,111,000	$129,777,652	$56,922,404
Foreign currencies, at cost	$55,822	$122,621	$52,471	$35,991
(a) Includes securities on loan with an aggregate value of:	$—	$—	$107,756	$—

See Notes to Financial Statements.

	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)	PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)	PowerShares Global Agriculture Portfolio (PAGG)
ASSETS:
Investments, at value(a)	$290,483,701	$61,416,628	$387,981,545	$110,316,722
Investment of securities lending collateral in affiliated money market fund, at value (Note 2I)	11,834,838	—	7,480,944	—
Total investments, at value	302,318,539	61,416,628	395,462,489	110,316,722
Cash	—	—	—	—
Foreign currencies, at value	191,327	—	397,467	59,196
Receivables:
Dividends and interest	1,368,027	303,846	854,079	252,276
Foreign tax reclaims	368,059	23,751	17,498	100,488
Investments sold	31,558	2,629	9,715	53,127
Shares sold	—	—	—	—
Affiliated securities lending dividends	55,896	—	2,034	—
Total Assets	304,333,406	61,746,854	396,743,282	110,781,809
LIABILITIES:
Due to custodian	914,297	133,473	339,751	108,959
Due to foreign custodian	—	11,259	—	—
Payables:
Investments purchased	210,997	90,122	9,825	285,029
Collateral upon return of securities loaned	11,834,838	—	7,480,944	—
Accrued unitary management fees	175,341	37,454	271,310	68,245
Accrued expenses	—	—	2	—
Total Liabilities	13,135,473	272,308	8,101,832	462,233
NET ASSETS	$291,197,933	$61,474,546	$388,641,450	$110,319,576
NET ASSETS CONSIST OF:
Shares of beneficial interest	$344,815,086	$68,872,845	$418,176,205	$113,962,314
Undistributed net investment income (loss)	2,389,562	284,369	(147,255)	110,578
Undistributed net realized gain (loss)	(27,230,018)	(4,577,669)	(25,780,874)	(4,022,708)
Net unrealized appreciation (depreciation)	(28,776,697)	(3,104,999)	(3,606,626)	269,392
Net Assets	$291,197,933	$61,474,546	$388,641,450	$110,319,576
Shares outstanding (unlimited amount authorized, $0.01 par value)	8,500,000	2,700,000	17,400,000	3,700,000
Net asset value	$34.26	$22.77	$22.34	$29.82
Share price	$34.46	$22.48	$22.23	$29.70
Unaffiliated investments, at cost	$319,289,118	$64,527,434	$391,573,828	$110,050,260
Investment of securities lending collateral in affiliated money market fund, at cost	$11,834,838	$—	$7,480,944	$—
Total investments, at cost	$331,123,956	$64,527,434	$399,054,772	$110,050,260
Foreign currencies, at cost	$191,317	$(9,709)	$397,046	$56,660
(a) Includes securities on loan with an aggregate value of:	$11,013,775	$—	$7,305,505	$—

Statements of Assets and Liabilities (Continued)

April 30, 2012 (Unaudited)

	PowerShares Global Clean Energy Portfolio (PBD)	PowerShares Global Coal Portfolio (PKOL)	PowerShares Global Gold and Precious Metals Portfolio (PSAU)	PowerShares Global Nuclear Energy Portfolio (PKN)	PowerShares Global Steel Portfolio (PSTL)
ASSETS:
Investments, at value(a)	$77,262,228	$13,462,201	$38,839,128	$14,974,943	$3,173,535
Investment of securities lending collateral in affiliated money market fund, at value (Note 2I)	17,822,199	—	—	—	—
Total investments, at value	95,084,427	13,462,201	38,839,128	14,974,943	3,173,535
Cash	—	—	—	—	—
Foreign currencies, at value	197,155	12,105	1,673	2,577	27,198
Receivables:
Dividends and interest	82,275	63,455	8,857	45,511	12,139
Foreign tax reclaims	108,665	4,129	—	35,589	1,971
Investments sold	—	—	—	—	—
Shares sold	—	—	—	—	—
Affiliated securities lending dividends	88,567	—	—	—	—
Unitary management fee waiver due from Adviser	—	—	—	—	—
Total Assets	95,561,089	13,541,890	38,849,658	15,058,620	3,214,843
LIABILITIES:
Due to custodian	356,707	36,965	28,488	74,070	30,303
Due to foreign custodian	—	—	—	—	—
Payables:
Investments purchased	—	6,455	—	11	—
Collateral upon return of securities loaned	17,822,199	—	—	—	—
Accrued unitary management fees	48,642	8,530	25,365	9,185	2,254
Total Liabilities	18,227,548	51,950	53,853	83,266	32,557
NET ASSETS	$77,333,541	$13,489,940	$38,795,805	$14,975,354	$3,182,286
NET ASSETS CONSIST OF:
Shares of beneficial interest	$297,382,478	$21,750,863	$42,332,891	$35,302,026	$5,523,151
Undistributed net investment income (loss)	266,296	55,019	(862,635)	98,437	16,286
Undistributed net realized gain (loss)	(185,599,633)	(3,043,762)	1,633,653	(15,411,577)	(1,188,209)
Net unrealized appreciation (depreciation)	(34,715,600)	(5,272,180)	(4,308,104)	(5,013,532)	(1,168,942)
Net Assets	$77,333,541	$13,489,940	$38,795,805	$14,975,354	$3,182,286
Shares outstanding (unlimited amount authorized, $0.01 par value)	9,200,000	550,000	1,050,000	900,000	200,000
Net asset value	$8.41	$24.53	$36.95	$16.64	$15.91
Share price	$8.37	$24.59	$36.85	$16.52	$15.76
Unaffiliated investments, at cost	$111,980,013	$18,734,564	$43,147,236	$19,989,239	$4,342,784
Investment of securities lending collateral in affiliated money market fund, at cost	$17,822,199	$—	$—	$—	$—
Total investments, at cost	$129,802,212	$18,734,564	$43,147,236	$19,989,239	$4,342,784
Foreign currencies, at cost	$194,875	$12,105	$1,669	$2,565	$27,049
(a) Includes securities on loan with an aggregate value of:	$16,785,305	$—	$—	$—	$—

See Notes to Financial Statements.

	PowerShares Global Water Portfolio (PIO)	PowerShares Global Wind Energy Portfolio (PWND)	PowerShares MENA Frontier Countries Portfolio (PMNA)	PowerShares S&P International Developed High Quality Portfolio (IDHQ)
ASSETS:
Investments, at value(a)	$240,128,637	$13,145,241	$19,513,968	$17,251,626
Investment of securities lending collateral in affiliated money market fund, at value (Note 2I)	2,117,800	2,569,363	—	—
Total investments, at value	242,246,437	15,714,604	19,513,968	17,251,626
Cash	—	—	—	—
Foreign currencies, at value	—	11,113	691	18,820
Receivables:
Dividends and interest	384,914	5,605	23,097	71,748
Foreign tax reclaims	231,140	14,397	—	67,969
Investments sold	—	5,440	—	1,373
Shares sold	—	—	—	—
Affiliated securities lending dividends	502	8,092	—	—
Unitary management fee waiver due from Adviser	—	—	2,528	—
Total Assets	242,862,993	15,759,251	19,540,284	17,411,536
LIABILITIES:
Due to custodian	461,289	12,943	12,359	106,002
Due to foreign custodian	591	—	—	—
Payables:
Investments purchased	—	10,852	—	28,554
Collateral upon return of securities loaned	2,117,800	2,569,363	—	—
Accrued unitary management fees	148,617	8,367	13,704	10,477
Total Liabilities	2,728,297	2,601,525	26,063	145,033
NET ASSETS	$240,134,696	$13,157,726	$19,514,221	$17,266,503
NET ASSETS CONSIST OF:
Shares of beneficial interest	$382,777,902	$42,859,264	$40,432,145	$64,009,678
Undistributed net investment income (loss)	486,361	10,029	230,361	53,930
Undistributed net realized gain (loss)	(146,715,089)	(22,809,758)	(21,840,436)	(46,468,199)
Net unrealized appreciation (depreciation)	3,585,522	(6,901,809)	692,151	(328,906)
Net Assets	$240,134,696	$13,157,726	$19,514,221	$17,266,503
Shares outstanding (unlimited amount authorized, $0.01 par value)	13,550,000	2,050,000	1,725,000	1,050,000
Net asset value	$17.72	$6.42	$11.31	$16.44
Share price	$17.66	$6.38	$11.26	$16.29
Unaffiliated investments, at cost	$236,532,829	$20,047,379	$18,821,816	$17,579,184
Investment of securities lending collateral in affiliated money market fund, at cost	$2,117,800	$2,569,363	$—	$—
Total investments, at cost	$238,650,629	$22,616,742	$18,821,816	$17,579,184
Foreign currencies, at cost	$(586)	$11,150	$692	$18,773
(a) Includes securities on loan with an aggregate value of:	$2,038,652	$2,403,843	$—	$—

Statements of Operations

Six Months Ended April 30, 2012 (Unaudited)

	PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)	PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)	PowerShares Emerging Markets Infrastructure Portfolio (PXR)	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)
INVESTMENT INCOME:
Unaffiliated dividend income	$1,004,799	$1,628,941	$823,252	$1,117,681	$4,764,350
Affiliated security lending income	—	—	2,394	—	104,579
Foreign withholding tax	(64,686)	(85,345)	(51,867)	(53,096)	(419,071)
Total Income	940,113	1,543,596	773,779	1,064,585	4,449,858
EXPENSES:
Unitary management fees	242,488	780,276	456,494	234,693	951,873
Net Investment Income	697,625	763,320	317,285	829,892	3,497,985
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(3,010,556)	(2,251,381)	(7,215,728)	46,683	(3,444,761)
In-kind redemptions	1,795,620	415,133	(618,500)	266,534	980,917
Foreign currencies	(78,184)	(169,783)	(55,616)	(8,530)	(80,966)
Net realized gain (loss)	(1,293,120)	(2,006,031)	(7,889,844)	304,687	(2,544,810)
Change in net unrealized appreciation (depreciation) on:
Investment securities	2,469,656	18,157,483	12,297,821	794,853	(5,585,430)
Foreign currencies	536	26,967	(2,313)	(212)	20,669
Net change in unrealized appreciation (depreciation)	2,470,192	18,184,450	12,295,508	794,641	(5,564,761)
Net realized and unrealized gain (loss)	1,177,072	16,178,419	4,405,664	1,099,328	(8,109,571)
Net increase (decrease) in net assets resulting from operations	$1,874,697	$16,941,739	$4,722,949	$1,929,220	$(4,611,586)

See Notes to Financial Statements.

	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)	PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)	PowerShares Global Agriculture Portfolio (PAGG)	PowerShares Global Clean Energy Portfolio (PBD)	PowerShares Global Coal Portfolio (PKOL)
INVESTMENT INCOME:
Unaffiliated dividend income	$821,415	$3,294,232	$1,089,102	$450,151	$129,422
Affiliated security lending income	—	47,463	—	712,100	—
Foreign withholding tax	(57,465)	(107,069)	(96,008)	(50,437)	(9,189)
Total Income	763,950	3,234,626	993,094	1,111,814	120,233
EXPENSES:
Unitary management fees	228,047	1,664,800	421,423	353,738	62,547
Net Investment Income	535,903	1,569,826	571,671	758,076	57,686
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(24,652)	(14,147,933)	(3,730,444)	(22,307,056)	(470,056)
In-kind redemptions	(181,443)	14,917,450	1,248,755	710,425	(49,767)
Foreign currencies	(20,805)	(571,492)	(69,007)	(38,006)	(5,064)
Net realized gain (loss)	(226,900)	198,025	(2,550,696)	(21,634,637)	(524,887)
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,067,342	9,198,389	2,476,324	4,532,580	(2,112,218)
Foreign currencies	7,530	(19,626)	(3,068)	(8,382)	(984)
Net change in unrealized appreciation (depreciation)	1,074,872	9,178,763	2,473,256	4,524,198	(2,113,202)
Net realized and unrealized gain (loss)	847,972	9,376,788	(77,440)	(17,110,439)	(2,638,089)
Net increase (decrease) in net assets resulting from operations	$1,383,875	$10,946,614	$494,231	$(16,352,363)	$(2,580,403)

Statements of Operations (Continued)

Six Months Ended April 30, 2012 (Unaudited)

	PowerShares Global Gold and Precious Metals Portfolio (PSAU)	PowerShares Global Nuclear Energy Portfolio (PKN)	PowerShares Global Steel Portfolio (PSTL)	PowerShares Global Water Portfolio (PIO)
INVESTMENT INCOME:
Unaffiliated dividend income	$310,875	$166,997	$56,663	$1,543,429
Affiliated security lending income	—	—	—	60,343
Foreign withholding tax	(16,171)	(8,825)	(3,961)	(88,745)
Total Income	294,704	158,172	52,702	1,515,027
EXPENSES:
Unitary management fees	180,484	59,099	15,031	923,756
Unitary management fee waivers	—	—	—	—
Net Expenses	180,484	59,099	15,031	923,756
Net Investment Income	114,220	99,073	37,671	591,271
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(333,765)	(764,424)	(366,815)	(21,791,806)
In-kind redemptions	2,978,941	(10,705)	(62,494)	8,956,892
Foreign currencies	(6,366)	(2,565)	(5,074)	(459,212)
Net realized gain (loss)	2,638,810	(777,694)	(434,383)	(13,294,126)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(12,000,211)	573,788	187,196	19,628,761
Foreign currencies	(81)	526	4	(20,038)
Net change in unrealized appreciation (depreciation)	(12,000,292)	574,314	187,200	19,608,723
Net realized and unrealized gain (loss)	(9,361,482)	(203,380)	(247,183)	6,314,597
Net increase (decrease) in net assets resulting from operations	$(9,247,262)	$(104,307)	$(209,512)	$6,905,868

See Notes to Financial Statements.

	PowerShares Global Wind Energy Portfolio (PWND)	PowerShares MENA Frontier Countries Portfolio (PMNA)	PowerShares S&P International Developed High Quality Portfolio (IDHQ)
INVESTMENT INCOME:
Unaffiliated dividend income	$47,909	$455,481	$229,197
Affiliated security lending income	37,801	—	—
Foreign withholding tax	(5,439)	(21,461)	(17,742)
Total Income	80,271	434,020	211,455
EXPENSES:
Unitary management fees	56,430	89,114	68,066
Unitary management fee waivers	—	(22,389)	—
Net Expenses	56,430	66,725	68,066
Net Investment Income	23,841	367,295	143,389
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(2,086,247)	(1,010,595)	(1,775,715)
In-kind redemptions	(33,772)	—	1,851,204
Foreign currencies	(19,417)	(18,121)	(24,858)
Net realized gain (loss)	(2,139,436)	(1,028,716)	50,631
Change in net unrealized appreciation (depreciation) on:
Investment securities	(719,682)	1,014,079	385,845
Foreign currencies	(455)	11,471	(1,187)
Net change in unrealized appreciation (depreciation)	(720,137)	1,025,550	384,658
Net realized and unrealized gain (loss)	(2,859,573)	(3,166)	435,289
Net increase (decrease) in net assets resulting from operations	$(2,835,732)	$364,129	$578,678

Statements of Changes in Net Assets

	PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)		PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)		PowerShares Emerging Markets Infrastructure Portfolio (PXR)
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$697,625	$1,995,575	$763,320	$3,336,220	$317,285	$3,124,677
Net realized gain (loss)	(1,293,120)	(5,191,458)	(2,006,031)	(15,141,697)	(7,889,844)	9,712,108
Net change in unrealized appreciation (depreciation)	2,470,192	(11,669,381)	18,184,450	(21,709,326)	12,295,508	(49,640,689)
Net increase (decrease) in net assets resulting from operations	1,874,697	(14,865,264)	16,941,739	(33,514,803)	4,722,949	(36,803,904)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(15,578)	(449,749)	(266,182)	1,290,545	(48,664)	(285,436)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(670,667)	(1,762,374)	(987,002)	(1,674,256)	(952,851)	(2,702,468)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	17,349,398	83,084,319	38,485,224	191,630,699	—	111,004,126
Value of shares repurchased	(16,848,931)	(100,362,023)	(20,513,473)	(296,257,475)	(11,431,288)	(100,128,103)
Net income (loss) equalization	15,578	449,749	266,182	(1,290,545)	48,664	285,436
Net increase (decrease) in net assets resulting from shares transactions	516,045	(16,827,955)	18,237,933	(105,917,321)	(11,382,624)	11,161,459
Increase (Decrease) in Net Assets	1,704,497	(33,905,342)	33,926,488	(139,815,835)	(7,661,190)	(28,630,349)
NET ASSETS:
Beginning of period	64,074,978	97,980,320	172,270,566	312,086,401	131,067,248	159,697,597
End of period	$65,779,475	$64,074,978	$206,197,054	$172,270,566	$123,406,058	$131,067,248
Undistributed net investment income (loss) at end of period	$386,083	$374,703	$114,094	$603,958	$216,504	$900,734
CHANGES IN SHARES OUTSTANDING:
Shares sold	900,000	3,800,000	2,200,000	10,500,000	—	2,100,000
Shares repurchased	(900,000)	(5,100,000)	(1,300,000)	(17,400,000)	(300,000)	(2,100,000)
Shares outstanding, beginning of period	3,400,000	4,700,000	10,550,000	17,450,000	3,200,000	3,200,000
Shares outstanding, end of period	3,400,000	3,400,000	11,450,000	10,550,000	2,900,000	3,200,000

See Notes to Financial Statements.

	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)		PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)		PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$829,892	$1,670,302	$3,497,985	$6,503,295	$535,903	$1,455,475
Net realized gain (loss)	304,687	832,595	(2,544,810)	5,397,131	(226,900)	8,802,242
Net change in unrealized appreciation (depreciation)	794,641	(4,567,524)	(5,564,761)	(42,637,626)	1,074,872	(10,196,061)
Net increase (decrease) in net assets resulting from operations	1,929,220	(2,064,627)	(4,611,586)	(30,737,200)	1,383,875	61,656
Undistributed net investment income (loss) included in the price of units issued and redeemed	33,360	(404,831)	702,741	587,916	89,597	(315,863)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,266,374)	(1,506,571)	(2,806,617)	(7,035,952)	(659,788)	(1,903,398)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	30,795,684	59,365,272	138,927,363	—	60,685,188
Value of shares repurchased	(4,635,666)	(7,249,958)	(6,441,690)	(38,784,922)	(4,214,640)	(53,644,688)
Net income (loss) equalization	(33,360)	404,831	(702,741)	(587,916)	(89,597)	315,863
Net increase (decrease) in net assets resulting from shares transactions	(4,669,026)	23,950,557	52,220,841	99,554,525	(4,304,237)	7,356,363
Increase (Decrease) in Net Assets	(3,972,820)	19,974,528	45,505,379	62,369,289	(3,490,553)	5,198,758
NET ASSETS:
Beginning of period	63,934,489	43,959,961	245,692,554	183,323,265	64,965,099	59,766,341
End of period	$59,961,669	$63,934,489	$291,197,933	$245,692,554	$61,474,546	$64,965,099
Undistributed net investment income (loss) at end of period	$(186,736)	$216,386	$2,389,562	$995,453	$284,369	$318,656
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	550,000	1,700,000	3,400,000	—	2,500,000
Shares repurchased	(100,000)	(150,000)	(200,000)	(1,100,000)	(200,000)	(2,200,000)
Shares outstanding, beginning of period	1,250,000	850,000	7,000,000	4,700,000	2,900,000	2,600,000
Shares outstanding, end of period	1,150,000	1,250,000	8,500,000	7,000,000	2,700,000	2,900,000

Statements of Changes in Net Assets (Continued)

	PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)		PowerShares Global Agriculture Portfolio (PAGG)		PowerShares Global Clean Energy Portfolio (PBD)
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$1,569,826	$10,983,243	$571,671	$737,725	$758,076	$1,619,895
Net realized gain (loss)	198,025	16,086,522	(2,550,696)	743,339	(21,634,637)	(27,899,478)
Net change in unrealized appreciation (depreciation)	9,178,763	(80,809,212)	2,473,256	(10,817,521)	4,524,198	(29,859,901)
Net increase (decrease) in net assets resulting from operations	10,946,614	(53,739,447)	494,231	(9,336,457)	(16,352,363)	(56,139,484)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(801,368)	58,256	(56,047)	258,020	(69,911)	(98,858)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,808,566)	(10,577,162)	(767,747)	(672,069)	(863,529)	(1,136,301)
Capital gains	—	—	—	—	—	—
Total distributions to shareholders	(3,808,566)	(10,577,162)	(767,747)	(672,069)	(863,529)	(1,136,301)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	125,120,577	111,976,519	—	86,390,601	—	54,207,038
Value of shares repurchased	(188,413,603)	(100,105,532)	(12,721,647)	(12,702,953)	(32,084,851)	(32,082,774)
Net income (loss) equalization	801,368	(58,256)	56,047	(258,020)	69,911	98,858
Net increase (decrease) in net assets resulting from shares transactions	(62,491,658)	11,812,731	(12,665,600)	73,429,628	(32,014,940)	22,223,122
Increase (Decrease) in Net Assets	(56,154,978)	(52,445,622)	(12,995,163)	63,679,122	(49,300,743)	(35,151,521)
NET ASSETS:
Beginning of period	444,796,428	497,242,050	123,314,739	59,635,617	126,634,284	161,785,805
End of period	$388,641,450	$444,796,428	$110,319,576	$123,314,739	$77,333,541	$126,634,284
Undistributed net investment income (loss) at end of period	$(147,255)	$2,892,853	$110,578	$362,701	$266,296	$441,660
CHANGES IN SHARES OUTSTANDING:
Shares sold	6,000,000	4,550,000	—	2,650,000	—	3,675,000
Shares repurchased	(9,050,000)	(4,200,000)	(450,000)	(450,000)	(3,600,000)	(2,475,000)
Shares outstanding, beginning of period	20,450,000	20,100,000	4,150,000	1,950,000	12,800,000	11,600,000
Shares outstanding, end of period	17,400,000	20,450,000	3,700,000	4,150,000	9,200,000	12,800,000

See Notes to Financial Statements.

	PowerShares Global Coal Portfolio (PKOL)		PowerShares Global Gold and Precious Metals Portfolio (PSAU)		PowerShares Global Nuclear Energy Portfolio (PKN)
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$57,686	$337,735	$114,220	$127,434	$99,073	$537,726
Net realized gain (loss)	(524,887)	1,297,991	2,638,810	4,468,286	(777,694)	3,285,838
Net change in unrealized appreciation (depreciation)	(2,113,202)	(7,209,468)	(12,000,292)	(4,003,631)	574,314	(6,265,358)
Net increase (decrease) in net assets resulting from operations	(2,580,403)	(5,573,742)	(9,247,262)	592,089	(104,307)	(2,441,794)
Undistributed net investment income (loss) included in the price of units issued and redeemed	3,810	(45,332)	77,561	112,557	49,882	449,887
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(141,450)	(273,217)	(608,322)	(1,257,369)	(96,527)	(1,188,810)
Capital gains	—	(134,632)	—	(858,891)	—	—
Total distributions to shareholders	(141,450)	(407,849)	(608,322)	(2,116,260)	(96,527)	(1,188,810)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,713,399	27,397,618	4,096,906	17,293,638	—	3,034,895
Value of shares repurchased	(5,103,645)	(22,077,978)	(9,945,349)	(19,646,945)	(1,663,376)	(22,266,210)
Net income (loss) equalization	(3,810)	45,332	(77,561)	(112,557)	(49,882)	(449,887)
Net increase (decrease) in net assets resulting from shares transactions	(2,394,056)	5,364,972	(5,926,004)	(2,465,864)	(1,713,258)	(19,681,202)
Increase (Decrease) in Net Assets	(5,112,099)	(661,951)	(15,704,027)	(3,877,478)	(1,864,210)	(22,861,919)
NET ASSETS:
Beginning of period	18,602,039	19,263,990	54,499,832	58,377,310	16,839,564	39,701,483
End of period	$13,489,940	$18,602,039	$38,795,805	$54,499,832	$14,975,354	$16,839,564
Undistributed net investment income (loss) at end of period	$55,019	$134,973	$(862,635)	$(446,092)	$98,437	$46,009
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	750,000	100,000	350,000	—	150,000
Shares repurchased	(200,000)	(700,000)	(250,000)	(400,000)	(100,000)	(1,150,000)
Shares outstanding, beginning of period	650,000	600,000	1,200,000	1,250,000	1,000,000	2,000,000
Shares outstanding, end of period	550,000	650,000	1,050,000	1,200,000	900,000	1,000,000

Statements of Changes in Net Assets (Continued)

	PowerShares Global Steel Portfolio (PSTL)		PowerShares Global Water Portfolio (PIO)		PowerShares Global Wind Energy Portfolio (PWND)
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$37,671	$117,922	$591,271	$4,653,354	$23,841	$104,358
Net realized gain (loss)	(434,383)	317,279	(13,294,126)	3,608,448	(2,139,436)	(4,476,612)
Net change in unrealized appreciation (depreciation)	187,200	(1,506,181)	19,608,723	(32,350,246)	(720,137)	(1,485,563)
Net increase (decrease) in net assets resulting from operations	(209,512)	(1,070,980)	6,905,868	(24,088,444)	(2,835,732)	(5,857,817)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(2,781)	(9,578)	(95,089)	(138,800)	2,867	1,245
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(54,327)	(102,912)	(1,073,880)	(5,086,328)	(49,364)	(46,224)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	5,922,653	30,143,227	39,930,068	—	2,099,613
Value of shares repurchased	(806,993)	(5,836,220)	(74,791,996)	(53,959,125)	(1,795,152)	(4,839,813)
Transaction fee	—	—	—	—	—	—
Net income (loss) equalization	2,781	9,578	95,089	138,800	(2,867)	(1,245)
Net increase (decrease) in net assets resulting from shares transactions	(804,212)	96,011	(44,553,680)	(13,890,257)	(1,798,019)	(2,741,445)
Increase (Decrease) in Net Assets	(1,070,832)	(1,087,459)	(38,816,781)	(43,203,829)	(4,680,248)	(8,644,241)
NET ASSETS:
Beginning of period	4,253,118	5,340,577	278,951,477	322,155,306	17,837,974	26,482,215
End of period	$3,182,286	$4,253,118	$240,134,696	$278,951,477	$13,157,726	$17,837,974
Undistributed net investment income (loss) at end of period	$16,286	$35,723	$486,361	$1,064,059	$10,029	$32,685
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	250,000	1,700,000	2,000,000	—	200,000
Shares repurchased	(50,000)	(250,000)	(4,400,000)	(3,000,000)	(250,000)	(500,000)
Shares outstanding, beginning of period	250,000	250,000	16,250,000	17,250,000	2,300,000	2,600,000
Shares outstanding, end of period	200,000	250,000	13,550,000	16,250,000	2,050,000	2,300,000

See Notes to Financial Statements.

	PowerShares MENA Frontier Countries Portfolio (PMNA)		PowerShares S&P International Developed High Quality Portfolio (IDHQ)
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$367,295	$819,153	$143,389	$535,962
Net realized gain (loss)	(1,028,716)	(947,540)	50,631	3,655,026
Net change in unrealized appreciation (depreciation)	1,025,550	(3,214,706)	384,658	(4,251,674)
Net increase (decrease) in net assets resulting from operations	364,129	(3,343,093)	578,678	(60,686)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(18,254)	(61,778)	(41,302)	(209)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(463,076)	(754,600)	(125,220)	(961,737)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	789,102	6,652,432	11,456,179	23,688,877
Value of shares repurchased	(1,631,697)	(3,719,900)	(14,676,434)	(35,113,274)
Transaction fee	12,104	51,862	—	—
Net income (loss) equalization	18,254	61,778	41,302	209
Net increase (decrease) in net assets resulting from shares transactions	(812,237)	3,046,172	(3,178,953)	(11,424,188)
Increase (Decrease) in Net Assets	(929,438)	(1,113,299)	(2,766,797)	(12,446,820)
NET ASSETS:
Beginning of period	20,443,659	21,556,958	20,033,300	32,480,120
End of period	$19,514,221	$20,443,659	$17,266,503	$20,033,300
Undistributed net investment income (loss) at end of period	$230,361	$344,396	$53,930	$77,063
CHANGES IN SHARES OUTSTANDING:
Shares sold	75,000	525,000	700,000	1,300,000
Shares repurchased	(150,000)	(300,000)	(900,000)	(1,950,000)
Shares outstanding, beginning of period	1,800,000	1,575,000	1,250,000	1,900,000
Shares outstanding, end of period	1,725,000	1,800,000	1,050,000	1,250,000

Financial Highlights

PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)

	Six Months Ended April 30, 2012		Year Ended October 31,				For the Period December 27, 2007(a) through
	(Unaudited)		2011	2010		2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.85		$20.85	$17.54		$13.29	$24.94
Net investment income(b)	0.21		0.37	0.16		0.25	0.42
Net realized and unrealized gain (loss) on investments	0.49		(1.99)	3.59		4.02	(11.79)
Total from investment operations	0.70		(1.62)	3.75		4.27	(11.37)
Distributions to shareholders from:
Net investment income	(0.20)		(0.38)	(0.44)		(0.02)	(0.10)
Return of capital	—		—	—		—	(0.18)
Total distributions	(0.20)		(0.38)	(0.44)		(0.02)	(0.28)
Net asset value at end of period	$19.35		$18.85	$20.85		$17.54	$13.29
Share price at end of period(c)	$19.34		$18.68	$20.94		$17.18	$12.84
NET ASSET VALUE TOTAL RETURN(d)	3.85%		(7.81)%	21.82	%(e)	32.14%	(46.12	)%(f)
SHARE PRICE TOTAL RETURN(d)	4.75%		(9.04)%	24.88%		33.97%	(47.93	)%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$65,779		$64,075	$97,980		$22,805	$23,922
Ratio to average net assets of:
Expenses	0.80	%(g)	0.80%	0.80%		0.80%	0.80	%(g)
Net investment income	2.30	%(g)	1.69%	0.86%		1.75%	2.14	%(g)
Portfolio turnover rate(h)	54%		93%	107%		135%	205%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(i)	$(0.00	)(k)	$(0.08)	$0.09		$0.01	$0.11

PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)

	Six Months Ended April 30, 2012		Year Ended October 31,			For the Period December 27, 2007(a) through
	(Unaudited)		2011	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.33		$17.88	$13.30	$9.24	$25.07
Net investment income(b)	0.07		0.20	0.13	0.08	0.39
Net realized and unrealized gain (loss) on investments	1.71		(1.66)	4.55	3.98	(16.16)
Total from investment operations	1.78		(1.46)	4.68	4.06	(15.77)
Distributions to shareholders from:
Net investment income	(0.10)		(0.09)	(0.10)	—	—
Return of capital	—		—	—	—	(0.06)
Total distributions	(0.10)		(0.09)	(0.10)	—	(0.06)
Net asset value at end of period	$18.01		$16.33	$17.88	$13.30	$9.24
Share price at end of period(c)	$17.97		$16.26	$17.99	$13.17	$9.45
NET ASSET VALUE TOTAL RETURN(d)	11.00%		(8.23)%	35.43%	43.94%	(63.04	)%(j)
SHARE PRICE TOTAL RETURN(d)	11.24%		(9.18)%	37.62%	39.36%	(62.20	)%(j)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$206,197		$172,271	$312,086	$28,603	$12,938
Ratio to average net assets of:
Expenses	0.90	%(g)	0.90%	0.90%	0.90%	0.90	%(g)
Net investment income	0.88	%(g)	1.12%	0.88%	0.79%	2.30	%(g)
Portfolio turnover rate(h)	42%		147%	128%	205%	223%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(i)	$(0.03)		$0.08	$(0.47)	$(0.05)	$(0.11)

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Amount includes the effect of the Adviser pay-in for an economic loss of $0.01 per share. Had the pay-in not been made, the net asset value total return would have been 21.76%.

(f)  The net asset value total return from Fund Inception (December 28, 2007 the first day of trading on the exchange) to October 31, 2008 was (46.42)%. The share price total return from Fund Inception to October 31, 2008 was (48.52)%.

(g)  Annualized.

(h)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(i)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(j)  The net asset value total return from Fund Inception (December 28, 2007 the first day of trading on the exchange) to October 31, 2008 was (62.96)%. The share price total return from Fund Inception to October 31, 2008 was (62.39)%.

(k)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

	Six Months Ended April 30, 2012		Year Ended October 31,			For the Period October 15, 2008(a) through
	(Unaudited)		2011	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$40.96		$49.91	$39.92	$20.20	$22.64
Net investment income(b)	0.11		0.82	0.53	0.56	0.06
Net realized and unrealized gain (loss) on investments	1.80		(9.04)	9.87	19.26	(2.50)
Total from investment operations	1.91		(8.22)	10.40	19.82	(2.44)
Distributions to shareholders from:
Net investment income	(0.32)		(0.73)	(0.41)	(0.10)	—
Net asset value at end of period	$42.55		$40.96	$49.91	$39.92	$20.20
Share price at end of period(c)	$42.32		$40.70	$50.04	$40.10	$20.20
NET ASSET VALUE TOTAL RETURN(d)	4.78%		(16.67)%	26.23%	98.46%	(10.78	)%(e)
SHARE PRICE TOTAL RETURN(d)	4.89%		(17.42)%	25.98%	99.35%	(10.78	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$123,406		$131,067	$159,698	$103,786	$2,020
Ratio to average net assets of:
Expenses	0.75	%(f)	0.75%	0.75%	0.75%	0.75	%(f)
Net investment income	0.52	%(f)	1.62%	1.22%	1.65%	6.64	%(f)
Portfolio turnover rate(g)	10%		34%	36%	38%	5%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$(0.02)		$(0.08)	$0.02	$0.42	$—

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

	Six Months Ended April 30, 2012		Year Ended October 31,				For the Period June 25, 2007(a) through
	(Unaudited)		2011	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$51.15		$51.72	$45.52	$28.82	$63.10	$50.11
Net investment income(b)	0.71		1.40	1.08	1.19	1.85	0.51
Net realized and unrealized gain (loss) on investments	1.34		(0.62)	6.98	16.57	(34.33)	12.74
Total from investment operations	2.05		0.78	8.06	17.76	(32.48)	13.25
Distributions to shareholders from:
Net investment income	(1.06)		(1.35)	(1.86)	(1.06)	(1.65)	(0.26)
Return of capital	—		—	—	—	(0.15)	—
Total distributions	(1.06)		(1.35)	(1.86)	(1.06)	(1.80)	(0.26)
Net asset value at end of period	$52.14		$51.15	$51.72	$45.52	$28.82	$63.10
Share price at end of period(c)	$51.94		$50.78	$51.99	$45.28	$28.76
NET ASSET VALUE TOTAL RETURN(d)	4.21%		1.44%	18.37%	63.18%	(52.57)%	26.53%
SHARE PRICE TOTAL RETURN(d)	4.59%		0.16%	19.59%	62.64%	(53.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$59,962		$63,934	$43,960	$38,690	$14,412	$12,633
Ratio to average net assets of:
Expenses	0.80	%(f)	0.80%	0.80%	0.80%	0.80%	0.80	%(f)
Net investment income	2.83	%(f)	2.52%	2.33%	3.54%	3.78%	2.74	%(f)
Portfolio turnover rate(g)	12%		22%	30%	42%	45%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$0.03		$(0.34)	$(0.02)	$0.22	$0.17	$—

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (October 16, 2008 the first day of trading on the exchange) to October 31, 2008 was (7.55)%. The share price total return from Fund Inception to October 31, 2008 was (17.48)%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

	Six Months Ended April 30, 2012		Year Ended October 31,				For the Period June 25, 2007(a) through
	(Unaudited)		2011	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$35.10		$39.00	$37.49	$27.86	$53.05	$49.37
Net investment income(b)	0.47		1.01	0.72	0.67	1.32	0.13
Net realized and unrealized gain (loss) on investments	(0.93)		(3.71)	1.60	9.55	(25.98)	3.56
Total from investment operations	(0.46)		(2.70)	2.32	10.22	(24.66)	3.69
Distributions to shareholders from:
Net investment income	(0.38)		(1.20)	(0.81)	(0.59)	(0.53)	(0.01)
Net asset value at end of period	$34.26		$35.10	$39.00	$37.49	$27.86	$53.05
Share price at end of period(c)	$34.46		$34.59	$39.43	$37.13	$28.41
NET ASSET VALUE TOTAL RETURN(d)	(1.26)%		(7.08)%	6.37%	37.40%	(46.86)%	7.48%
SHARE PRICE TOTAL RETURN(d)	0.80%		(9.45)%	8.55%	33.43%	(46.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$291,198		$245,693	$183,323	$138,705	$58,509	$31,840
Ratio to average net assets of:
Expenses	0.75	%(e)	0.75%	0.75%	0.75%	0.75%	0.75	%(e)
Net investment income	2.76	%(e)	2.59%	1.99%	2.21%	3.09%	0.85	%(e)
Portfolio turnover rate(f)	15%		17%	21%	28%	31%	30%
Undistributed net investment income included in price of units issued and redeemed(b)(g)	$0.09		$0.09	$0.11	$0.39	$0.27	$0.12

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

	Six Months Ended April 30, 2012		Year Ended October 31,				For the Period September 27, 2007(a) through
	(Unaudited)		2011	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.40		$22.99	$20.99	$13.54	$26.47	$25.18
Net investment income(b)	0.19		0.45	0.32	0.28	0.45	0.01
Net realized and unrealized gain (loss) on investments	0.41		(0.40)	2.31	7.34	(13.07)	1.28
Total from investment operations	0.60		0.05	2.63	7.62	(12.62)	1.29
Distributions to shareholders from:
Net investment income	(0.23)		(0.64)	(0.63)	(0.17)	(0.31)	—
Net asset value at end of period	$22.77		$22.40	$22.99	$20.99	$13.54	$26.47
Share price at end of period(c)	$22.48		$21.86	$23.27	$20.79	$13.99
NET ASSET VALUE TOTAL RETURN(d)	2.79%		0.09%	12.93%	56.70%	(48.13)%	5.12%
SHARE PRICE TOTAL RETURN(d)	3.99%		(3.56)%	15.40%	50.21%	(46.71)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$61,475		$64,965	$59,766	$31,490	$13,536	$5,294
Ratio to average net assets of:
Expenses	0.75	%(e)	0.75%	0.75%	0.75%	0.75%	0.75	%(e)
Net investment income	1.76	%(e)	1.82%	1.52%	1.74%	2.13%	0.36	%(e)
Portfolio turnover rate(f)	25%		75%	24%	41%	50%	0.00	%(h)
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(g)	$0.03		$(0.10)	$(0.16)	$0.05	$0.11	$—

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the same price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(h)  Amount represents less than 0.5%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

	Six Months Ended April 30, 2012		Year Ended October 31,				For the Period September 27, 2007(a) through
	(Unaudited)		2011	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.75		$24.74	$20.60	$13.45	$27.94	$25.55
Net investment income(b)	0.09		0.53	0.48	0.26	0.51	0.01
Net realized and unrealized gain (loss) on investments	0.73		(3.01)	3.82	7.21	(14.74)	2.38
Total from investment operations	0.82		(2.48)	4.30	7.47	(14.23)	2.39
Distributions to shareholders from:
Net investment income	(0.23)		(0.51)	(0.16)	(0.32)	(0.26)	—
Net asset value at end of period	$22.34		$21.75	$24.74	$20.60	$13.45	$27.94
Share price at end of period(c)	$22.23		$21.80	$25.01	$20.57	$13.52
NET ASSET VALUE TOTAL RETURN(d)	3.91%		(10.16)%	20.94%	56.48%	(51.32)%	9.35%
SHARE PRICE TOTAL RETURN(d)	3.16%		(10.93)%	22.43%	55.41%	(51.75)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$388,641		$444,796	$497,242	$175,113	$56,509	$27,942
Ratio to average net assets of:
Expenses	0.85	%(e)	0.85%	0.85%	0.85%	0.85%	0.85	%(e)
Net investment income	0.80	%(e)	2.16%	2.13%	1.52%	2.29%	0.56	%(e)
Portfolio turnover rate(f)	28%		20%	41%	52%	49%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(g)	$(0.04)		$0.00 (h)	$0.06	$(0.01)	$(0.06)	$0.00	(h)

PowerShares Global Agriculture Portfolio (PAGG)

	Six Months Ended April 30, 2012		Year Ended October 31,			For the Period September 16, 2008(a) through
	(Unaudited)		2011	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$29.71		$30.58	$23.48	$16.60	$25.35
Net investment income(b)	0.15		0.20	0.33	0.17	0.00	(h)
Net realized and unrealized gain (loss) on investments	0.15		(0.79)	6.92	6.72	(8.75)
Total from investment operations	0.30		(0.59)	7.25	6.89	(8.75)
Distributions to shareholders from:
Net investment income	(0.19)		(0.28)	(0.15)	(0.01)	—
Net asset value at end of period	$29.82		$29.71	$30.58	$23.48	$16.60
Share price at end of period(c)	$29.70		$29.47	$30.68	$23.27	$16.69
NET ASSET VALUE TOTAL RETURN(d)	1.10%		(1.93)%	30.99%	41.53%	(34.52	)%(i)
SHARE PRICE TOTAL RETURN(d)	1.51%		(3.04)%	32.61%	39.50%	(34.16	)%(i)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$110,320		$123,314	$59,636	$24,652	$1,660
Ratio to average net assets of:
Expenses	0.75	%(e)	0.75%	0.75%	0.75%	0.75	%(e)
Net investment income	1.01	%(e)	0.64%	1.25%	0.79%	0.13	%(e)
Portfolio turnover rate(f)	17%		16%	19%	33%	22%
Undistributed net investment income included in price of units issued and redeemed(b)(g)	$(0.01)		$0.07	$0.09	$0.21	$—

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(h)  Amount represents less than $0.005.

(i)  The net asset value total return from Fund Inception (September 18, 2008 the first day of trading on the exchange) to October 31, 2008 was (32.63)%. The share price total return from Fund Inception to October 31, 2008 was (33.46)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Clean Energy Portfolio (PBD)

	Six Months Ended April 30, 2012		Year Ended October 31,						For the Period June 13, 2007(a) through
	(Unaudited)		2011		2010		2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$9.89		$13.95		$15.53		$12.25	$30.95	$25.10
Net investment income(b)	0.07		0.13		0.03		0.03	0.02	0.03
Net realized and unrealized gain (loss) on investments	(1.47)		(4.10)		(1.60)		3.28	(18.72)	5.82
Total from investment operations	(1.40)		(3.97)		(1.57)		3.31	(18.70)	5.85
Distributions to shareholders from:
Net investment income	(0.08)		(0.09)		(0.01)		(0.03)	—	—
Net asset value at end of period	$8.41		$9.89		$13.95		$15.53	$12.25	$30.95
Share price at end of period(c)	$8.37		$9.77		$13.91		$15.39	$12.43
NET ASSET VALUE TOTAL RETURN(d)	(14.20)%		(28.54)%		(10.14)%		27.10%	(60.42)%	23.31%
SHARE PRICE TOTAL RETURN(d)	(13.55)%		(29.20)%		(9.58)%		24.13%	(60.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$77,334		$126,634		$161,786		$185,973	$106,553	$95,963
Ratio to average net assets of:
Expenses	0.75	%(e)	0.75%		0.75%		0.75%	0.75%	0.75	%(e)
Net investment income	1.61	%(e)	1.00%		0.22%		0.23%	0.09%	(0.19	)%(e)
Portfolio turnover rate(f)	26%		66%		39%		62%	62%	4%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(g)	$(0.01)		$(0.00	)(h)	$(0.00	)(h)	$0.01	$0.02	$0.05

PowerShares Global Coal Portfolio (PKOL)

	Six Months Ended April 30, 2012		Year Ended October 31,			For the Period September 16, 2008(a) through
	(Unaudited)		2011	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.62		$32.11	$24.71	$14.07	$24.40
Net investment income(b)	0.09		0.38	0.27	0.46	0.06
Net realized and unrealized gain (loss) on investments	(3.94)		(3.37)	7.44	10.43	(10.39)
Total from investment operations	(3.85)		(2.99)	7.71	10.89	(10.33)
Distributions to shareholders from:
Net investment income	(0.24)		(0.32)	(0.31)	(0.25)	—
Capital gains	—		(0.18)	—	—	—
Total distributions	(0.24)		(0.50)	(0.31)	(0.25)	—
Net asset value at end of period	$24.53		$28.62	$32.11	$24.71	$14.07
Share price at end of period(c)	$24.59		$28.41	$32.29	$24.48	$14.31
NET ASSET VALUE TOTAL RETURN(d)	(13.48)%		(9.58)%	31.40%	79.17%	(42.34	)%(i)
SHARE PRICE TOTAL RETURN(d)	(12.62)%		(10.75)%	33.38%	74.45%	(41.35	)%(i)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$13,490		$18,602	$19,264	$11,121	$1,407
Ratio to average net assets of:
Expenses	0.75	%(e)	0.75%	0.75%	0.75%	0.75	%(e)
Net investment income	0.69	%(e)	1.07%	0.98%	2.30%	2.82	%(e)
Portfolio turnover rate(f)	27%		36%	30%	52%	33%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(g)	$0.01		$(0.05)	$0.03	$(0.16)	$—

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(h)  Amount represents less than $0.005.

(i)  The net asset value total return from Fund Inception (September 18, 2008 the first day of trading on the exchange) to October 31, 2008 was (40.43)%. The share price total return from Fund Inception to October 31, 2008 was (38.85)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

	Six Months Ended April 30, 2012		Year Ended October 31,				For the Period September 16, 2008(a) through
	(Unaudited)		2011	2010		2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$45.42		$46.70	$34.16		$16.55	$25.17
Net investment income (loss)(b)	0.10		0.10	0.03		0.02	(0.01)
Net realized and unrealized gain (loss) on investments	(8.06)		0.19	12.60		17.59	(8.61)
Total from investment operations	(7.96)		0.29	12.63		17.61	(8.62)
Distributions to shareholders from:
Net investment income	(0.51)		(0.93)	(0.09)		—	—
Capital gains	—		(0.64)	(0.00	)(c)	—	—
Total distributions	(0.51)		(1.57)	(0.09)		—	—
Net asset value at end of period	$36.95		$45.42	$46.70		$34.16	$16.55
Share price at end of period(d)	$36.85		$45.08	$46.77		$34.31	$16.74
NET ASSET VALUE TOTAL RETURN(e)	(17.61)%		0.41%	37.05%		106.41%	(34.25	)%(f)
SHARE PRICE TOTAL RETURN(e)	(17.21)%		(0.54)%	36.65%		104.96%	(33.49	)%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$38,796		$54,500	$58,377		$27,325	$1,655
Ratio to average net assets of:
Expenses	0.75	%(g)	0.75%	0.75%		0.75%	0.75	%(g)
Net investment income (loss)	0.47	%(g)	0.20%	0.07%		0.08%	(0.22	)%(g)
Portfolio turnover rate(h)	11%		9%	27%		29%	18%
Undistributed net investment income included in price of units issued and redeemed(b)(i)	$0.07		$0.09	$0.15		$0.66	$—

PowerShares Global Nuclear Energy Portfolio (PKN)

	Six Months Ended April 30, 2012		Year Ended October 31,				For the Period April 1, 2008(a) through
	(Unaudited)		2011		2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.84		$19.85		$18.48	$14.11	$24.87
Net investment income(b)	0.10		0.37	(j)	0.17	0.17	0.07
Net realized and unrealized gain (loss) on investments	(0.20)		(2.68)		1.72	4.28	(10.82)
Total from investment operations	(0.10)		(2.31)		1.89	4.45	(10.75)
Distributions to shareholders from:
Net investment income	(0.10)		(0.70)		(0.52)	(0.08)	(0.01)
Net asset value at end of period	$16.64		$16.84		$19.85	$18.48	$14.11
Share price at end of period(d)	$16.52		$16.68		$19.86	$18.29	$14.25
NET ASSET VALUE TOTAL RETURN(e)	(0.58)%		(12.21)%		10.46%	31.67%	(43.25	)%(k)
SHARE PRICE TOTAL RETURN(e)	(0.34)%		(13.10)%		11.65%	29.03%	(42.68	)%(k)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$14,975		$16,840		$39,701	$35,114	$26,802
Ratio to average net assets of:
Expenses	0.75	%(g)	0.75%		0.75%	0.75%	0.75	%(g)
Net investment income	1.25	%(g)	1.85	%(j)	0.89%	1.03%	0.57	%(g)
Portfolio turnover rate(h)	11%		25%		31%	62%	16%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(i)	$0.05		$0.31		$(0.01)	$0.01	$0.01

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  Amount represents less than $(0.005).

(d)  The mean between the last bid and ask prices.

(e)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)  The net asset value total return from Fund Inception (September 18, 2008 the first day of trading on the exchange) to October 31, 2008 was (39.49)%. The share price total return from Fund Inception to October 31, 2008 was (38.93)%.

(g)  Annualized.

(h)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(i)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(j)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.07 per share owned of Uranium One, Inc. on December 8, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.17 and 0.85%, respectively.

(k)  The net asset value total return from Fund Inception (April 3, 2008 the first day of trading on the exchange) to October 31, 2008 was (44.95)%. The share price total return from Fund Inception to October 31, 2008 was (45.05)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Steel Portfolio (PSTL)

	Six Months Ended April 30, 2012		Year Ended October 31,			For the Period September 16, 2008(a) through
	(Unaudited)		2011	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.01		$21.36	$18.99	$12.82	$24.58
Net investment income(b)	0.16		0.39	0.23	0.23	0.08
Net realized and unrealized gain (loss) on investments	(1.04)		(4.33)	2.25	5.94	(11.84)
Total from investment operations	(0.88)		(3.94)	2.48	6.17	(11.76)
Distributions to shareholders from:
Net investment income	(0.22)		(0.41)	(0.11)	—	—
Net asset value at end of period	$15.91		$17.01	$21.36	$18.99	$12.82
Share price at end of period(c)	$15.76		$16.85	$21.29	$19.04	$12.91
NET ASSET VALUE TOTAL RETURN(d)	(5.15)%		(18.82)%	13.09%	48.13%	(47.84	)%(e)
SHARE PRICE TOTAL RETURN(d)	(5.14)%		(19.32)%	12.42%	47.48%	(47.48	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,182		$4,253	$5,341	$2,848	$1,282
Ratio to average net assets of:
Expenses	0.75	%(f)	0.75%	0.75%	0.75%	0.75	%(f)
Net investment income	1.88	%(f)	1.80%	1.04%	1.45%	4.03	%(f)
Portfolio turnover rate(g)	21%		41%	46%	20%	280%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$(0.01)		$(0.03)	$0.02	$0.08	$—

PowerShares Global Water Portfolio (PIO)

	Six Months Ended April 30, 2012		Year Ended October 31,				For the Period June 13, 2007(a) through
	(Unaudited)		2011	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.17		$18.68	$17.15	$12.34	$26.79	$24.63
Net investment income (loss)(b)	0.04		0.27	0.22	0.25	0.32	(0.03)
Net realized and unrealized gain (loss) on investments	0.58		(1.49)	1.56	4.78	(14.77)	2.19
Total from investment operations	0.62		(1.22)	1.78	5.03	(14.45)	2.16
Distributions to shareholders from:
Net investment income	(0.07)		(0.29)	(0.25)	(0.22)	—	—
Net asset value at end of period	$17.72		$17.17	$18.68	$17.15	$12.34	$26.79
Share price at end of period(c)	$17.66		$16.95	$18.69	$17.03	$12.14
NET ASSET VALUE TOTAL RETURN(d)	3.68%		(6.68)%	10.47%	41.25%	(53.94)%	8.77%
SHARE PRICE TOTAL RETURN(d)	4.68%		(7.92)%	11.30%	42.58%	(55.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$240,135		$278,951	$322,155	$280,424	$197,517	$241,094
Ratio to average net assets of:
Expenses	0.75	%(f)	0.75%	0.75%	0.75%	0.75%	0.75	%(f)
Net investment income (loss)	0.48	%(f)	1.38%	1.23%	1.82%	1.49%	(0.29	)%(f)
Portfolio turnover rate(g)	70%		26%	27%	36%	54%	24%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$(0.01)		$(0.01)	$0.00 (i)	$0.02	$0.01	$0.01

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (September 18, 2008 the first day of trading on the exchange) to October 31, 2008 was (45.35)%. The share price total return from Fund Inception to October 31, 2008 was (44.30)%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(i)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Wind Energy Portfolio (PWND)

	Six Months Ended April 30, 2012		Year Ended October 31,			For the Period June 27, 2008(a) through
	(Unaudited)		2011	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$7.76		$10.19	$15.56	$10.08	$24.44
Net investment income (loss)(b)	0.01		0.04	0.01	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	(1.33)		(2.45)	(5.38)	5.51	(14.35)
Total from investment operations	(1.32)		(2.41)	(5.37)	5.53	(14.36)
Distribution to shareholders from:
Net investment income	(0.02)		(0.02)	—	(0.05)	—
Net asset value at end of period	$6.42		$7.76	$10.19	$15.56	$10.08
Share price at end of period(c)	$6.38		$7.62	$10.21	$15.41	$10.39
NET ASSET VALUE TOTAL RETURN(d)	(16.99)%		(23.71)%	(34.51)%	55.02%	(58.76	)%(e)
SHARE PRICE TOTAL RETURN(d)	(16.10)%		(25.14)%	(33.74)%	48.93%	(57.49	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$13,158		$17,838	$26,482	$43,558	$14,107
Ratio to average net assets of:
Expenses	0.75	%(f)	0.75%	0.75%	0.75%	0.75	%(f)
Net investment income (loss)	0.32	%(f)	0.43%	0.06%	0.17%	(0.19	)%(f)
Portfolio turnover rate(g)	34%		74%	41%	86%	44%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$0.00	(i)	$0.01	$0.00 (i)	$(0.01)	$(0.02)

PowerShares MENA Frontier Countries Portfolio (PMNA)

	Six Months Ended April 30, 2012		Year Ended October 31,				For the Period July 7, 2008(a) through
	(Unaudited)		2011		2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.36		$13.69		$14.38	$14.98	$25.00
Net investment income (loss)(b)	0.21		0.45	(j)	0.35	0.29	(0.02)
Net realized and unrealized gain (loss) on investments	0.00		(2.38)		(0.90)	(0.93)	(10.00)
Total from investment operations	0.21		(1.93)		(0.55)	(0.64)	(10.02)
Distributions to shareholders from:
Net investment income	(0.27)		(0.43)		(0.21)	—	—
Transaction fees(b)	0.01		0.03		0.07	0.04	—
Net asset value at end of period	$11.31		$11.36		$13.69	$14.38	$14.98
Share price at end of period(c)	$11.26		$11.14		$13.74	$14.10	$15.13
NET ASSET VALUE TOTAL RETURN(d)	2.05%		(14.22)%		(3.26)%	(4.00)%	(40.08	)%(k)
SHARE PRICE TOTAL RETURN(d)	3.65%		(16.21)%		(0.96)%	(6.81)%	(39.48	)%(k)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$19,514		$20,444		$21,557	$17,253	$19,474
Ratio to average net assets of:
Expenses, after waivers	0.70	%(f)	0.70%		0.70%	0.70%	0.70	%(f)
Expenses, prior to waivers	0.93	%(f)	0.95%		0.95%	0.95%	0.95	%(f)
Net investment income (loss), after waivers	3.85	%(f)	3.59	%(j)	2.71%	2.33%	(0.32	)%(f)
Portfolio turnover rate(g)	49%		60%		139%	126%	70%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$(0.01)		$(0.03)		$0.07	$0.10	$(0.03)

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (July 1, 2008 the first day of trading on the exchange) to October 31, 2008 was (58.09)%. The share price total return from Fund Inception to October 31, 2008 was (57.28)%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(i)  Amount represents less than $0.005.

(j)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $0.20 per share owned of Mobile Telecommunication Co. KSC on April 13, 2011. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.32 and 2.54%, respectively.

(k)  The net asset value total return from Fund Inception (July 9, 2008 the first day of trading on the exchange) to October 31, 2008 was (39.35)%. The share price total return from Fund Inception to October 31, 2008 was (38.25)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

	Six Months Ended April 30, 2012		Year Ended October 31,						For the Period June 13, 2007(a) through
	(Unaudited)		2011		2010	2009		2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.03		$17.09		$15.66	$11.32		$26.89	$24.84
Net investment income(b)	0.12		0.34		0.27	0.30		0.55	0.08
Net realized and unrealized gain (loss) on investments	0.39		(0.89)		1.47	4.17		(15.61)	2.01
Total from investment operations	0.51		(0.55)		1.74	4.47		(15.06)	2.09
Distributions to shareholders from:
Net investment income	(0.10)		(0.51)		(0.31)	(0.13)		(0.42)	(0.04)
Return of capital	—		—		—	—		(0.09)	—
Total distributions	(0.10)		(0.51)		(0.31)	(0.13)		(0.51)	(0.04)
Net asset value at end of period	$16.44		$16.03		$17.09	$15.66		$11.32	$26.89
Share price at end of period(c)	$16.29		$15.65		$17.03	$15.44		$11.27
NET ASSET VALUE TOTAL RETURN(d)	3.31%		(3.40)%		11.33%	39.69%		(56.89)%	8.42%
SHARE PRICE TOTAL RETURN(d)	4.86%		(5.35)%		12.51%	38.34%		(57.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$17,267		$20,033		$32,480	$59,514		$46,416	$56,476
Ratio to average net assets of:
Expenses	0.75	%(e)	0.75%		0.75%	0.75%		0.75%	0.75	%(e)
Net investment income	1.58	%(e)	1.89%		1.72%	2.49%		2.67%	0.96	%(e)
Portfolio turnover rate(f)	76%		83%		125%	194%		194%	54%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(g)	$(0.04)		$(0.00	)(h)	$(0.06)	$(0.00	)(h)	$0.10	$0.06

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(h)  Amount represents less than $0.005.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2012, the Trust offered fifty eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)	"DWA Developed Markets Technical Leaders Portfolio"

PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)	"DWA Emerging Markets Technical Leaders Portfolio"

PowerShares Emerging Markets Infrastructure Portfolio (PXR)	"Emerging Markets Infrastructure Portfolio"

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)	"FTSE RAFI Asia Pacific ex-Japan Portfolio"

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)	"FTSE RAFI Developed Markets ex-U.S. Portfolio"

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)	"FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio"

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)	"FTSE RAFI Emerging Markets Portfolio"

PowerShares Global Agriculture Portfolio (PAGG)	"Global Agriculture Portfolio"

PowerShares Global Clean Energy Portfolio (PBD)	"Global Clean Energy Portfolio"

PowerShares Global Coal Portfolio (PKOL)	"Global Coal Portfolio"

PowerShares Global Gold and Precious Metals Portfolio (PSAU)	"Global Gold and Precious Metals Portfolio"

PowerShares Global Nuclear Energy Portfolio (PKN)	"Global Nuclear Energy Portfolio"

PowerShares Global Steel Portfolio (PSTL)	"Global Steel Portfolio"

PowerShares Global Water Portfolio (PIO)	"Global Water Portfolio"

PowerShares Global Wind Energy Portfolio (PWND)	"Global Wind Energy Portfolio"

PowerShares MENA Frontier Countries Portfolio (PMNA)	"MENA Frontier Countries Portfolio"

PowerShares S&P International Developed High Quality Portfolio (IDHQ)	"S&P International Developed High Quality Portfolio"

Each portfolio (each a "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the following exchange:

Fund	Exchange
DWA Developed Markets Technical Leaders Portfolio	NYSE Arca, Inc.

DWA Emerging Markets Technical Leaders Portfolio	NYSE Arca, Inc.

Emerging Markets Infrastructure Portfolio	NYSE Arca, Inc.

FTSE RAFI Asia Pacific ex-Japan Portfolio	NYSE Arca, Inc.

FTSE RAFI Developed Markets ex-U.S. Portfolio	NYSE Arca, Inc.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Fund	Exchange
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	NYSE Arca, Inc.

FTSE RAFI Emerging Markets Portfolio	NYSE Arca, Inc.

Global Agriculture Portfolio	NASDAQ Stock Market

Global Clean Energy Portfolio	NYSE Arca, Inc.

Global Coal Portfolio	NASDAQ Stock Market

Global Gold and Precious Metals Portfolio	NASDAQ Stock Market

Global Nuclear Energy Portfolio	NYSE Arca, Inc.

Global Steel Portfolio	NASDAQ Stock Market

Global Water Portfolio	NYSE Arca, Inc.

Global Wind Energy Portfolio	NASDAQ Stock Market

MENA Frontier Countries Portfolio	NASDAQ Stock Market

S&P International High Quality Portfolio	NYSE Arca, Inc.

The market prices of each Fund's shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of each Fund are issued and redeemed generally in-kind for securities included in a specified index, except for MENA Frontier Countries Portfolio, which issues and redeems Creation Units principally for cash and partially in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index as set forth below (each, an "Underlying Index"):

Fund	Index
DWA Developed Markets Technical Leaders Portfolio	Dorsey Wright® Developed Markets Technical Leaders Index

DWA Emerging Markets Technical Leaders Portfolio	Dorsey Wright® Emerging Markets Technical Leaders Index

Emerging Markets Infrastructure Portfolio	S-Network Emerging Infrastructure Builders IndexSM

FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE RAFI Developed Asia Pacific ex Japan Index

FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed ex U.S. Index

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE RAFI Developed ex US Mid Small 1500 Index

FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Markets Index

Global Agriculture Portfolio	NASDAQ OMX Global Agriculture IndexSM

Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index

Global Coal Portfolio	NASDAQ OMX Global Coal IndexSM

Global Gold and Precious Metals Portfolio	NASDAQ OMX Global Gold and Precious Metals IndexSM

Global Nuclear Energy Portfolio	WNA Nuclear Energy IndexSM

Global Steel Portfolio	NASDAQ OMX Global Steel IndexSM

Global Water Portfolio	NASDAQ QMX Global Water IndexTM

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Fund	Index
Global Wind Energy Portfolio	NASDAQ OMX Clean Edge® Global Wind Energy Index

MENA Frontier Countries Portfolio	NASDAQ OMX Middle East North Africa IndexSM

S&P International Developed High Quality Portfolio	S&P International Developed High Quality Rankings Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell or buy a security unless that security is added or removed, respectively from its respective Underlying Index, even if that security generally is under performing.

Sampling Risk. With respect to each of FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and FTSE RAFI Emerging Markets Portfolio, each Fund's use of a representative sampling approach will result in the Funds holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Funds could result in a greater decline in net asset values than would be the case if the Funds held all of the securities in their respective Underlying Index. To the extent the assets in the Funds are smaller, these risks will be greater.

Non-Diversified Fund Risk. Emerging Markets Infrastructure Portfolio, FTSE RAFI Emerging Markets Portfolio, Global Agriculture Portfolio, Global Coal Portfolio, Global Gold and Precious Metals Portfolio, Global Nuclear Energy Portfolio, Global Steel Portfolio, Global Water Portfolio, Global Wind Energy Portfolio and MENA Frontier Countries Portfolio are non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Concentration Risk. A significant percentage of a Fund's Underlying Index may be comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, a Fund faces more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund's NAV.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As the Fund will invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund's returns.

Geographic Concentration Risk. Funds that are less diversified across geographic regions or countries are generally riskier than more diversified funds. The economies and financial markets of certain regions, including the Middle East and Africa, can be interdependent and may all decline at the same time.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Cash Transaction Risk. With respect to MENA Frontier Countries Portfolio, unlike most exchange-traded funds ("ETFs"), the Fund currently effects creations and redemptions partially for cash and partially in-kind, rather than primarily for in-kind, because of the nature of the Fund's investments. As such, investments in the Fund's Shares may be less tax efficient than investments in conventional ETFs.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company investments.

The Funds file U.S. Federal tax returns and tax returns in certain other jurisdictions. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of the investment companies expenses are included in the realized and unrealized gain/loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date, except with respect to Global Agriculture Portfolio, Global Coal Portfolio, Global Gold and Precious Metals Portfolio, Global Steel Portfolio, Global Wind Energy Portfolio and MENA Frontier Countries Portfolio, for which dividends are declared and paid annually. Each Fund distributes net realized taxable capital gains, if any, annually in cash and records (such dividends) on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a return of capital at fiscal period-end.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statement of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar, are translated into U.S. dollars using the applicable exchange rates as of the close of London world markets. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

I. Securities Lending

The Emerging Markets Infrastructure Portfolio, FTSE RAFI Developed Markets ex-U.S. Portfolio, FTSE RAFI Emerging Markets Portfolio, Global Clean Energy Portfolio, Global Water Portfolio and Global Wind Energy Portfolio may lend portfolio securities having a market value up to one-third of the Funds' total assets. Such loans are secured by collateral equal to no less than the 102% of the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is a policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Affiliated securities lending income on the Statement of Operations. The aggregate value of securities out on loan is shown on the Statement of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
DWA Developed Markets Technical Leaders Portfolio	0.80%
DWA Emerging Markets Technical Leaders Portfolio	0.90%
Emerging Markets Infrastructure Portfolio	0.75%
FTSE RAFI Asia Pacific ex-Japan Portfolio	0.80%
FTSE RAFI Developed Markets ex-U.S. Portfolio	0.75%
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.75%
FTSE RAFI Emerging Markets Portfolio	0.85%
Global Agriculture Portfolio	0.75%
Global Clean Energy Portfolio	0.75%
Global Coal Portfolio	0.75%
Global Gold and Precious Metals Portfolio	0.75%
Global Nuclear Energy Portfolio	0.75%
Global Steel Portfolio	0.75%
Global Water Portfolio	0.75%
Global Wind Energy Portfolio	0.75%
MENA Frontier Countries Portfolio	0.70%*
S&P International Developed High Quality Portfolio	0.75%

* Effective April 20, 2012, the Adviser reduced the Fund's unitary management fee to 0.70%. Prior to April 20, 2012, the Fund's unitary management fee was 0.95% and the Adviser had agreed to waive 0.25% of the unitary management fee.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements for each Fund with the following entities (each a "Licensor"):

Fund	Licensor
DWA Developed Markets Technical Leaders Portfolio	Dorsey Wright & Associates, Inc.

DWA Emerging Markets Technical Leaders Portfolio	Dorsey Wright & Associates, Inc.

Emerging Markets Infrastructure Portfolio	S-Network Global Indexes, LLC

FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE International Ltd.

FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE International Ltd.

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE International Ltd.

FTSE RAFI Emerging Markets Portfolio	FTSE International Ltd.

Global Agriculture Portfolio	The NASDAQ OMX Group, Inc.

Global Clean Energy Portfolio	WilderHill New Energy Finance, LLC

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Fund	Licensor
Global Coal Portfolio	The NASDAQ OMX Group, Inc.

Global Gold and Precious Metals Portfolio	The NASDAQ OMX Group, Inc.

Global Nuclear Energy Portfolio	WNA GLOBAL INDEXES, LLC

Global Steel Portfolio	The NASDAQ OMX Group, Inc.

Global Water Portfolio	Water Index Associates, LLC

Global Wind Energy Portfolio	The NASDAQ OMX Group, Inc.

MENA Frontier Countries Portfolio	The NASDAQ OMX Group, Inc.

S&P International Developed High Quality Portfolio	Standard & Poor's

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accounting and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of April 30, 2012, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, except for Emerging Markets Infrastructure Portfolio, Global Coal Portfolio, Global Steel Portfolio, MENA Frontier and the Funds noted below, during the six-month period ended April 30, 2012, there were no significant transfers between investment levels.*

	Investment in Securities
	Level 1		Level 2		Level 3		Total
DWA Emerging Markets Technical Leaders Portfolio
Equity Securities	$206,030,923	*	$18,186	*	$—		$206,049,109
Money Market	26,263		—		—		26,263
Total	206,057,186		18,186		—		206,075,372
FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	59,907,735	*	—		12,052		59,919,787
FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	290,474,093		3,653		5,955		290,483,701
Money Market Fund	11,834,838		—		—		11,834,838
Total	302,308,931		3,653		5,955		302,318,539
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	61,333,886		70,253		12,489	**	61,416,628
FTSE RAFI Emerging Markets Portfolio
Equity Securities	387,979,685	*	1,860	*	—		387,981,545
Money Market Fund	7,480,944		—		—		7,480,944
Total	395,460,629		1,860		—		395,462,489
Global Agriculture Portfolio
Equity Securities	110,228,600		—		88,122		110,316,722
S&P International Developed High Quality Portfolio
Equity Securities	17,251,626		—		0		17,251,626

*  Transfers occurred between Level 1 and Level 2 for the Emerging Markets Infrastructure Portfolio, Global Coal Portfolio, Global Steel Portfolio, and MENA Frontier Countries Portfolio and the Funds noted above, due to foreign fair value adjustments.

**  Transfers occurred between Level 1 and Level 3 due to lack of unobservable inputs.

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of October 31, 2011, which expire on October 31 of each year listed below:

	2015	2016	2017	2018	2019	Total*
DWA Developed Markets Technical Leaders Portfolio	$—	$17,174,329	$6,761,697	$1,071,796	$11,104,664	$36,112,486
DWA Emerging Markets Technical Leaders Portfolio	—	15,429,745	5,190,203	602,137	18,886,830	40,108,915
Emerging Markets Infrastructure Portfolio	—	—	—	5,545	7,449,409	7,454,954
FTSE RAFI Asia Pacific ex-Japan Portfolio**	—	309,954	4,187,699	923,451	—	5,421,104
FTSE RAFI Developed Markets ex-U.S. Portfolio	54,729	2,040,934	8,801,477	5,210,563	1,248,239	17,355,942
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio**	—	191,877	2,633,165	695,775	—	3,520,817
FTSE RAFI Emerging Markets Portfolio**	—	6,027,361	11,700,199	450,476	—	18,178,036
Global Agriculture Portfolio	—	—	—	—	365,885	365,885
Global Clean Energy Portfolio	155,633	34,356,421	65,130,758	22,796,787	31,202,293	153,641,892
Global Coal Portfolio	—	—	—	—	2,242,591	2,242,591
Global Gold and Precious Metals Portfolio	—	—	—	—	374,482	374,482
Global Nuclear Energy Portfolio	—	519,741	7,430,576	3,007,820	920,995	11,879,132
Global Steel Portfolio	—	156,658	58,943	290,126	179,610	685,337
Global Water Portfolio	589,102	64,839,461	41,990,185	1,909,380	4,493,651	113,821,779
Global Wind Energy Portfolio	—	1,187,533	3,588,287	8,606,198	5,254,361	18,636,379
MENA Frontier Countries Portfolio	—	2,297,569	9,819,468	3,704,750	694,768	16,516,555
S&P International Developed High Quality Portfolio	47,847	23,676,544	19,713,557	980,146	2,056,165	46,474,259

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

**  During the year ended October 31, 2011, the FTSE RAFI Asia Pacific ex-Japan, FTSE RAFI Developed Markets ex-U.S. Small-Mid and FTSE RAFI Emerging Markets Portfolios utilized capital loss carryforwards of $256,432, $891,967 and $558,205, respectively, to offset realized gains.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Note 6. Investment Transactions

For the six-month period ended April 30, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
DWA Developed Markets Technical Leaders Portfolio	$33,582,303	$33,753,845
DWA Emerging Markets Technical Leaders Portfolio	80,962,575	75,206,214
Emerging Markets Infrastructure Portfolio	12,392,134	16,733,597
FTSE RAFI Asia Pacific ex-Japan Portfolio	7,309,653	9,485,842
FTSE RAFI Developed Markets ex-U.S. Portfolio	40,709,117	37,753,600
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	15,519,572	16,017,136
FTSE RAFI Emerging Markets Portfolio	112,317,721	142,167,950
Global Agriculture Portfolio	19,783,940	21,540,293
Global Clean Energy Portfolio	25,169,358	28,222,429
Global Coal Portfolio	4,540,378	4,757,317
Global Gold and Precious Metals Portfolio	5,351,136	6,054,695
Global Nuclear Energy Portfolio	1,715,527	1,773,237
Global Steel Portfolio	829,725	1,087,720
Global Water Portfolio	175,027,175	174,919,931
Global Wind Energy Portfolio	5,121,550	5,149,067
MENA Frontier Countries Portfolio	9,506,518	10,401,499
S&P International Developed High Quality Portfolio	14,030,044	14,162,620

For the six-month period ended April 30, 2012, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
DWA Developed Markets Technical Leaders Portfolio	$18,588,009	$18,037,241
DWA Emerging Markets Technical Leaders Portfolio	24,857,563	13,008,509
Emerging Markets Infrastructure Portfolio	—	7,996,694
FTSE RAFI Asia Pacific ex-Japan Portfolio	—	2,952,804
FTSE RAFI Developed Markets ex-U.S. Portfolio	56,145,122	6,111,894
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	—	3,852,267
FTSE RAFI Emerging Markets Portfolio	78,495,662	115,047,955
Global Agriculture Portfolio	—	11,007,388
Global Clean Energy Portfolio	—	29,302,167
Global Coal Portfolio	2,629,174	4,903,390
Global Gold and Precious Metals Portfolio	5,534,710	11,192,824
Global Nuclear Energy Portfolio	—	1,591,828
Global Steel Portfolio	—	567,390
Global Water Portfolio	29,618,859	72,479,719
Global Wind Energy Portfolio	—	1,794,668
MENA Frontier Countries Portfolio	—	—
S&P International Developed High Quality Portfolio	11,907,577	14,998,790

Gains and losses on in-kind transactions are generally not considered taxable gains and losses for Federal income tax purposes.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

At April 30, 2012, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
DWA Developed Markets Technical Leaders Portfolio	$62,807,935	$2,891,451	$4,563,498	$(1,672,047)
DWA Emerging Markets Technical Leaders Portfolio	181,010,737	25,064,635	31,292,748	(6,228,113)
Emerging Markets Infrastructure Portfolio	131,283,052	(8,093,546)	12,578,679	(20,672,225)
FTSE RAFI Asia Pacific ex-Japan Portfolio	57,726,445	2,193,342	7,541,054	(5,347,712)
FTSE RAFI Developed Markets ex-U.S. Portfolio	326,618,384	(36,134,683)	19,417,920	(55,552,603)
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	65,357,386	(3,940,758)	5,443,215	(9,383,973)
FTSE RAFI Emerging Markets Portfolio	399,374,691	(11,393,146)	31,405,598	(42,798,744)
Global Agriculture Portfolio	111,156,387	(839,665)	9,322,664	(10,162,329)
Global Clean Energy Portfolio	122,303,117	(45,040,889)	6,773,808	(51,814,697)
Global Coal Portfolio	19,011,518	(5,549,317)	387,340	(5,936,657)
Global Gold and Precious Metals Portfolio	43,777,911	(4,938,783)	1,855,733	(6,794,516)
Global Nuclear Energy Portfolio	22,743,990	(7,769,047)	1,073,557	(8,842,604)
Global Steel Portfolio	4,411,273	(1,237,738)	104,619	(1,342,357)
Global Water Portfolio	256,132,013	(16,003,376)	23,447,801	(39,451,177)
Global Wind Energy Portfolio	22,081,322	(8,936,081)	541,769	(9,477,850)
MENA Frontier Countries Portfolio	23,116,981	(3,603,013)	1,965,422	(5,568,435)
S&P International Developed High Quality Portfolio	17,623,755	(372,129)	661,269	(1,033,398)

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustees who are affiliated with the Adviser (the "Non-Independent Trustees") of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares (100,000 Shares for DWA Developed Markets Technical Leaders Portfolio, FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and FTSE RAFI Developed Markets ex-U.S. Portfolio and

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

75,000 Shares for Global Clean Energy Portfolio and MENA Frontier Countries Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Except for MENA Frontier Countries Portfolio, such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in capital shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

MENA Frontier Countries Portfolio (the "Fund") currently effects creations and redemptions partially for cash and partially in-kind, rather than primarily for in-kind redemptions, because of the nature of the Fund's investments. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption entirely in-kind, which may decrease the tax efficiency of the Fund compared to ETFs that utilize an entirely in-kind redemption process.

MENA Frontier Countries Portfolio charges fixed and variable transaction fees for creations and redemptions which are treated as increases in capital.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 19, 2012, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 54 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Convertible Securities Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares Ibbotson Alternative Completion Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW International Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares RiverFront Tactical Balanced Growth Portfolio

PowerShares RiverFront Tactical Growth & Income Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Also at the April 19, 2012 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Senior Loan Portfolio (the "Sub-Advisory Agreement"): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a "Sub-Adviser" and collectively, the "Sub-Advisers").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices for the one-year, three-year and since inception periods ended December 31, 2011, as applicable, including reports on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that for each applicable period, the correlation for each Fund, other than PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares VRDO Tax-Free Weekly Portfolio's level of correlation to its underlying index, including the Adviser's representation that a primary cause is the abnormally low yield environment and its expectation that, over time, the Fund's correlation will return to within the targeted range set forth in the Trust's registration statement. The Trustees noted that for each applicable period, the tracking error for each Fund, other than the one-year period for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio's tracking error, including the Adviser's expectation that as market volatility decreases, the Fund's tracking error will decline. The Trustees concluded that each Fund's correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage commissions and other trading expenses, taxes, interest (including for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit) and extraordinary expenses.

0.22%:  PowerShares Fundamental Investment Grade Corporate Bond Portfolio

0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® Low Volatility Portfolio

0.29%:  PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.35%:  PowerShares Build America Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio

0.40%:  PowerShares KBW International Financial Portfolio

0.45%:  PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio

0.50%:  PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio

0.75%:  PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares S&P International Developed High Quality Portfolio, PowerShares Senior Loan Portfolio

0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

0.85%:  PowerShares FTSE RAFI Emerging Markets Portfolio

0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

0.95%:  PowerShares MENA Frontier Countries Portfolio

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients with comparable investment strategies as the Funds, except for PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares S&P 500® Low Volatility Portfolio and PowerShares Senior Loan Portfolio, and further noted the Adviser's representation that the advisory fee charged to each of these Funds was not higher than the fee the Adviser charged to its other clients with comparable investment strategies. The Trustees noted that each Fund's advisory fee was:

•  higher than the median expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, which was equal to or lower than the median expense ratio of its ETF peer funds; and there was no comparable ETF peer fund information available for PowerShares Senior Loan Portfolio); and

•  equal to or lower than the median expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares S&P International Developed High Quality Portfolio, which was higher than the median expense ratio of its open-end index peer funds; and there was no comparable open-end index peer fund information available for PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares Senior Loan Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds (except for the advisory fee of PowerShares CEF Income Composite Portfolio, which was higher than the median expense ratio of its open-end actively managed peer funds, and of PowerShares RiverFront Tactical Balanced Growth Portfolio, which was equal to the median expense ratio of its open-end actively-managed peer funds).

The Trustees reviewed the additional information the Adviser provided regarding PowerShares CEF Income Composite Portfolio's and PowerShares RiverFront Tactical Balanced Growth Portfolio's advisory fees. The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until April 20, 2013, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio. The Trustees determined that each Fund's advisory fee was reasonable because of the complexity of the indices, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Also at the April 19, 2012 meeting, the Adviser proposed reducing the annual advisory fee for each of PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares MENA Frontier Countries Portfolio and PowerShares Senior Loan Portfolio effective April 20, 2012. The Board noted that the Adviser historically has been waiving a portion of its advisory fees for these Funds. The Board considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided to each of these Funds in connection with the amendment to the Investment Advisory Agreement to reflect the advisory fee changes. The Board concluded for each of these Funds that the reduced advisory fee was appropriate, and determined to approve the amended Investment Advisory Agreement, effective April 20, 2012.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio at a meeting held on April 19, 2012. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the PowerShares Senior Loan Portfolio's assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco's affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement, as well as any profits or losses realized by the Sub-Adviser from its relationship to the PowerShares Senior Loan Portfolio. The Trustees concluded that the estimated profitability to the Sub-Adviser of the sub-advisory services provided to the PowerShares Senior Loan Portfolio was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as the PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio. No single factor was determinative in the Board's analysis.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2012 Invesco PowerShares Capital Management LLC  P-PS-SAR-8

2012 Semi-Annual Report to Shareholders

April 30, 2012

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

PowerShares Build America Bond Portfolio (BAB)

PowerShares CEF Income Composite Portfolio (PCEF)

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

PowerShares Convertible Securities Portfolio (CVRT)

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

PowerShares Insured California Municipal Bond Portfolio (PWZ)

PowerShares Insured National Municipal Bond Portfolio (PZA)

PowerShares Insured New York Municipal Bond Portfolio (PZT)

PowerShares International Corporate Bond Portfolio (PICB)

PowerShares Preferred Portfolio (PGX)

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Fixed Income Portfolios

Schedules of Investments

PowerShares 1-30 Laddered Treasury Portfolio (PLW)	7

PowerShares Build America Bond Portfolio (BAB)	8

PowerShares CEF Income Composite Portfolio (PCEF)	17

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)	20

PowerShares Convertible Securities Portfolio (CVRT)	23

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	27

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)	31

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)	39

PowerShares Insured California Municipal Bond Portfolio (PWZ)	45

PowerShares Insured National Municipal Bond Portfolio (PZA)	49

PowerShares Insured New York Municipal Bond Portfolio (PZT)	57

PowerShares International Corporate Bond Portfolio (PICB)	60

PowerShares Preferred Portfolio (PGX)	67

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)	70

Statements of Assets and Liabilities	74

Statements of Operations	76

Statements of Changes in Net Assets	78

Financial Highlights	83

Notes to Financial Statements	90

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement	106

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2012

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PLW	PowerShares 1-30 Laddered Treasury Portfolio	10/11/07	1,148	605	89	8	—	—	—
BAB	PowerShares Build America Bond Portfolio	11/17/09	618	195	108	65	7	—	1
PCEF	PowerShares CEF Income Composite Portfolio	2/19/10	555	331	6	11	2	6	33
DSUM	PowerShares Chinese Yuan Dim Sum Bond Portfolio	9/23/11	152	9	15	41	54	11	7
CVRT	PowerShares Convertible Securities Portfolio	5/26/11	235	53	13	1	—	—	3
PCY	PowerShares Emerging Markets Sovereign Debt Portfolio	10/11/07	1,148	248	104	69	106	88	186
PHB	PowerShares Fundamental High Yield® Corporate Bond Portfolio	11/15/07	1,123	222	114	197	124	63	144
PFIG	PowerShares Fundamental Investment Grade Corporate Bond Portfolio	9/15/11	158	14	53	56	18	6	6
PWZ	PowerShares Insured California Municipal Bond Portfolio	10/11/07	1,148	448	94	58	29	11	20
PZA	PowerShares Insured National Municipal Bond Portfolio	10/11/07	1,148	572	115	62	28	15	7
PZT	PowerShares Insured New York Municipal Bond Portfolio	10/11/07	1,148	392	73	58	23	14	22
PICB	PowerShares International Corporate Bond Portfolio	6/3/10	483	86	112	144	37	2	1
PGX	PowerShares Preferred Portfolio	1/31/08	1,071	428	151	96	63	49	97
PVI	PowerShares VRDO Tax-Free Weekly Portfolio	11/15/07	1,123	601	3	—	—	—	—

2

	Closing Price Below NAV (bps)
Ticker	0-24	-25-49	-50-99	-100-149	-150-199	-200+
PLW	402	35	7	1	—	1
BAB	162	51	20	2	1	6
PCEF	144	7	10	1	1	3
DSUM	8	2	1	1	2	1
CVRT	63	36	44	15	3	4
PCY	222	54	23	9	4	35
PHB	136	50	47	6	5	15
PFIG	4	1	—	—	—	—
PWZ	383	69	28	4	4	—
PZA	270	54	19	5	—	1
PZT	465	67	30	2	1	1
PICB	49	31	19	2	—	—
PGX	159	13	6	5	2	2
PVI	514	5	—	—	—	—

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2012.

In addition to the fees and expenses which the PowerShares CEF Income Composite Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio and the PowerShares Convertible Securities Portfolio (the "Portfolios") bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invests in. The effect of the estimated investment companies expenses that you bear indirectly are included in the Portfolios' total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares 1-30 Laddered Treasury Portfolio (PLW) Actual	$1,000.00	$1,033.71	0.25%	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.62	0.25%	$1.26

4

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Build America Bond Portfolio (BAB) Actual	$1,000.00	$1,070.10	0.28%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.47	0.28%	$1.41
PowerShares CEF Income Composite Portfolio (PCEF) Actual	$1,000.00	$1,100.42	0.50%	$2.61
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.50%	$2.51
PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM) Actual	$1,000.00	$1,039.63	0.45%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	0.45%	$2.26
PowerShares Convertible Securities Portfolio (CVRT) Actual	$1,000.00	$1,064.60	0.35%	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	0.35%	$1.76
PowerShares Emerging Markets Sovereign Debt Portfolio (PCY) Actual	$1,000.00	$1,066.60	0.50%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.50%	$2.51
PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) Actual	$1,000.00	$1,056.73	0.50%	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.50%	$2.51
PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) Actual	$1,000.00	$1,030.84	0.22%	$1.11
Hypothetical (5% return before expenses)	$1,000.00	$1,023.77	0.22%	$1.11
PowerShares Insured California Municipal Bond Portfolio (PWZ) Actual	$1,000.00	$1,065.34	0.28%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.47	0.28%	$1.41
PowerShares Insured National Municipal Bond Portfolio (PZA) Actual	$1,000.00	$1,068.21	0.28%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.47	0.28%	$1.41
PowerShares Insured New York Municipal Bond Portfolio (PZT) Actual	$1,000.00	$1,056.63	0.28%	$1.43
Hypothetical (5% return before expenses)	$1,000.00	$1,023.47	0.28%	$1.41
PowerShares International Corporate Bond Portfolio (PICB) Actual	$1,000.00	$1,016.73	0.50%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.50%	$2.51
PowerShares Preferred Portfolio (PGX) Actual	$1,000.00	$1,061.17	0.50%	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.50%	$2.51

5

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares VRDO Tax-Free Weekly Portfolio (PVI) Actual	$1,000.00	$1,001.58	0.25%	$1.24
Hypothetical (5% return before expenses)	$1,000.00	$1,023.62	0.25%	$1.26

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

6

Portfolio Composition

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

Duration Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Maturing in 1 to 5 Years	16.5
Maturing in 6 to 10 Years	16.5
Maturing in 11 to 15 Years	19.9
Maturing in 16 to 20 Years	16.6
Maturing in 21 to 25 Years	13.2
Maturing in 26 to 30 Years	16.5
Money Market Fund	0.2
Other assets less liabilities	0.6

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

April 30, 2012 (Unaudited)

Principal Amount		Value
	Long-Term Investments—95.9%
	United States Government Obligations—95.9%
	United States Treasury Notes—19.9%
$5,044,000	4.000%, 02/15/14	$5,380,334
4,894,000	4.000%, 02/15/15	5,384,550
4,697,000	4.500%, 02/15/16	5,388,708
4,578,000	4.625%, 02/15/17	5,406,691
4,759,000	3.500%, 02/15/18	5,422,657
5,400,000	2.000%, 02/15/22	5,441,343
		32,424,283
	United States Treasury Bonds—76.0%
3,585,000	8.875%, 02/15/19	5,385,903
3,537,000	8.500%, 02/15/20	5,383,148
3,573,000	7.875%, 02/15/21	5,402,769
3,600,000	7.125%, 02/15/23	5,400,562
3,811,000	6.250%, 08/15/23	5,413,407
3,387,000	7.625%, 02/15/25	5,411,261
3,808,000	6.000%, 02/15/26	5,418,072
3,579,000	6.625%, 02/15/27	5,421,627
3,670,000	6.125%, 11/15/27	5,364,509
3,991,000	5.250%, 02/15/29	5,419,032
3,538,000	6.250%, 05/15/30	5,370,574
11,639,000	5.375%, 02/15/31	16,256,412
12,763,000	4.500%, 02/15/36	16,218,978
4,094,000	4.750%, 02/15/37	5,397,042
4,318,000	4.375%, 02/15/38	5,405,596
4,966,000	3.500%, 02/15/39	5,391,988
4,134,000	4.625%, 02/15/40	5,385,829
4,055,000	4.750%, 02/15/41	5,389,351
5,366,000	3.125%, 02/15/42	5,381,932
		124,217,992
	Total Long-Term Investments (Cost $143,816,939)	156,642,275

Principal Amount		Value
	Short-Term Investments—3.5%
	United States Government Obligations—3.3%
	U.S. Treasury Note—3.3%
$5,220,000	3.875%, 02/15/13	$5,372,727
Number of Shares
	Money Market Fund—0.2%
390,700	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class	390,700
	Total Short-Term Investments (Cost $5,743,368)	5,763,427
	Total Investments (Cost $149,560,307)—99.4%	162,405,702
	Other assets less liabilities—0.6%	1,043,074
	Net Assets—100.0%	$163,448,776

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares Build America Bond Portfolio (BAB)

State Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Alaska	0.5
Arizona	0.8
California	23.9
Colorado	3.6
Connecticut	0.3
District of Columbia	0.2
Delaware	0.5
Florida	7.4
Georgia	1.9
Hawaii	1.4
Idaho	0.2
Illinois	9.4
Indiana	1.1
Kansas	0.6
Kentucky	0.5
Louisiana	0.5
Massachusetts	0.9
Maryland	0.4
Michigan	0.4
Missouri	0.6
Mississippi	0.8
North Carolina	0.3
New Hampshire	0.1
New Jersey	5.9
New Mexico	0.1
Nevada	5.2
New York	8.7
Ohio	2.7
Oklahoma	0.1
Oregon	0.1
Pennsylvania	3.0
South Carolina	0.3
Tennessee	1.1
Texas	7.6
Utah	1.1
Virginia	0.7
Washington	4.1
Wyoming	0.5
Money Market Fund	1.7
Other assets less liabilities	0.8

Schedule of Investments

PowerShares Build America Bond Portfolio (BAB)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—97.5%
	Ad Valorem Property Tax—24.4%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$3,318,750
1,000,000	Beaumont California University School District Ser. 09 AGM	7.471	08/01/34	1,108,790
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/40	1,650,840
14,000,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/39	15,176,000
9,030,000	California State Ser. 09	7.300	10/01/39	11,413,469
3,135,000	California State Ser. 09	7.350	11/01/39	3,986,027
4,500,000	California State Ser. 10	7.950	03/01/36	5,299,650
4,500,000	California State Ser. 10	7.625	03/01/40	5,925,150
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/39	1,075,024
2,000,000	Channelview Texas Independent School District Ser. 10	5.926	08/15/35	2,184,000
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	2,146,300
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/40	2,506,440
1,500,000	Chicago Illinois Ser. 10C	6.207	01/01/36	1,648,845
6,000,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10	7.000	07/01/38	6,930,360
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,840,695
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	2,046,676
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/26	5,634,132
1,500,000	Contra Costa California Community College District Ser. 10	6.504	08/01/34	1,812,240
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/20	1,733,904
1,500,000	Cook County Illinois Ser. 10D	6.229	11/15/34	1,692,660
1,000,000	Corona-Norco California University School District Ser. 09 AGM	7.343	08/01/35	1,111,310
2,000,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B	6.124	08/15/32	2,344,580

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio (BAB)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$1,500,000	Dallas Texas Independent School District Ser. 10C	6.450%	02/15/35	$1,852,485
200,000	Delaware State Ser. 09D	5.200	10/01/26	238,708
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	617,720
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.270	09/01/35	1,123,280
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.370	09/01/41	1,122,070
1,000,000	Douglas County Nevada School District Ser. 10A	6.110	04/01/30	1,105,420
200,000	Edgewood Ohio City School District Ser. 09	7.500	12/01/37	234,232
605,000	Hallettsville Texas Independent School Ser. 10	6.265	08/15/30	671,048
1,000,000	Hallettsville Texas Independent School Ser. 10	6.465	08/15/35	1,112,610
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/30	1,195,850
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/43	2,232,540
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,096,720
3,000,000	Illinois State Ser. 10	6.630	02/01/35	3,204,150
9,300,000	Illinois State Ser. 10	6.900	03/01/35	10,286,730
10,000,000	Illinois State Ser. 10	7.100	07/01/35	11,223,900
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	215,696
320,000	Itasca Illinois Ser. 09A	6.200	02/01/39	344,378
1,250,000	Katy Texas Independent School District Ser. 10	5.999	02/15/30	1,405,837
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/31	2,301,160
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	1,083,350
1,000,000	Las Vegas Valley Water District Nevada Ser. 09C	7.263	06/01/34	1,143,050
1,000,000	Las Virgenes California University School District (Election of 2006) Ser. 09B-1	7.262	08/01/34	1,124,960
500,000	Lewisville Texas Independent School District Ser. 10B	6.024	08/12/28	554,725
3,550,000	Lexington-Fayette Urban County Kentucky Government Ser. 10	5.100	09/01/24	4,045,261
3,000,000	Los Angeles California Community College District Ser. 10	6.600	08/01/42	3,918,540
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/27	589,745
11,825,000	Los Angeles California Unified School District Ser. 10	6.758	07/01/34	15,254,013
2,200,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	2,573,384
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	236,890
500,000	Lubbock Texas Ser. 10B	6.032	02/15/30	553,235
4,300,000	Massachusetts State Ser. 10	4.480	05/01/24	4,890,648
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,096,480
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	3,690,060
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,122,480
2,210,000	New York City New York Ser. 10	5.817	10/01/31	2,499,377
10,100,000	New York City New York Ser. 10	5.968	03/01/36	12,672,773
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,160,220
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/19	1,086,557
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/35	1,083,350
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/40	1,083,010
1,450,000	Peoria County Illinois Community Unit School District No. 323 Ser. 10	6.020	04/01/28	1,531,040
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/30	1,146,180
500,000	Pima County Arizona Unified School District No. 20 Vail Ser. 10 AGM	5.700	07/01/24	568,730
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/30	1,093,130
2,000,000	Round Rock Texas Independent School District Ser. 10	5.774	08/01/30	2,306,120
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,110,080
2,000,000	San Antonio Texas Independent School District Ser. 10	6.397	08/15/40	2,378,520
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	1,845,780
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	4,737,502
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,135,000

See Notes to Financial Statements.

9

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio (BAB)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.663%	08/01/30	$1,164,750
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.763	08/01/34	1,158,830
1,000,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	5.796	07/01/25	1,112,900
3,500,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	6.434	07/01/30	3,919,755
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/35	1,047,680
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	226,512
1,300,000	State of Washington ( Motor Vehicle Fuel Tax) Ser. 09D	5.481	08/01/39	1,585,805
1,000,000	Tustin Unified School District School Facilities Improvement District No. 2008-1 (2008 Election) Sub-Ser. 10A-1	6.539	08/01/30	1,198,500
2,000,000	West Contra Costa California Unified School District (Taxable Election 2005) Ser. 09C-2	8.460	08/01/34	2,348,240
1,500,000	Westlake Ohio City School District Ser. 10	5.728	12/01/35	1,667,025
1,500,000	Westlake Ohio City School District Ser. 10	6.028	12/01/43	1,659,300
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	738,126
				221,311,989
	College Revenue—6.6%
500,000	Adams State College Colorado (Auxiliary Facilities) Rev. Ser. 09C	6.470	05/15/38	533,660
2,000,000	Bowling Green State University Ohio General Receipts Ser. 10	6.730	06/01/39	2,213,520
1,000,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486	05/15/49	1,207,030
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/33	1,167,690
1,145,000	Elizabeth City North Carolina University Rev. Ser. 10 AGM	8.097	04/01/32	1,350,493
1,300,000	Fau Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.439	07/01/30	1,473,875
535,000	Florida State International University (Parking Facility) Rev. Ser. 09B	6.500	07/01/29	585,119
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/30	2,143,140
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/35	1,592,370
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,352,550
5,000,000	Mesa State College Colorodo (Auxilary Facilities Enterprise) Rev. Ser. 10B	6.746	05/15/42	5,959,900
1,000,000	Michigan State University Rev. General Ser. 10A	6.173	02/15/50	1,192,680
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/40	3,176,820
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,114,090
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/30	1,113,030
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	3,268,620
500,000	Northern Arizona University System Rev. Ser. 09A	6.687	06/01/39	543,355
250,000	Oakland University Michigan Rev. Ser. 09B	7.150	03/01/39	284,772
1,000,000	Pennsylvania State Higher Educational Facilties Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,136,460
1,000,000	University of California Rev. Ser. 10	5.946	05/15/45	1,205,100
500,000	University of Colorado Enterprise System Rev. Sub-Ser. 09B-2	6.114	06/01/29	552,575
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/30	3,284,130
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/40	5,376,050
1,000,000	University of Idaho University Rev. General Ser. 10C	6.520	04/01/41	1,090,080
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/30	301,125
500,000	University of North Carolina University Ser. 09B	5.757	12/01/39	559,695
10,000,000	University of Texas System Ser. 10C	4.644	08/15/30	11,240,700
2,000,000	University of Washington University Rev. Ref. Ser. 10B	4.897	10/01/33	2,233,000
500,000	Utah State Board of Regents Auxiliary & Campus Facilities System Rev. Ser. 10	6.186	04/01/30	592,635

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio (BAB)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416%	07/01/30	$1,799,189
250,000	Wayne State University Ser. 09B	6.536	11/15/39	267,383
				59,910,836
	Electric Power Revenue—10.1%
1,915,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/50	2,699,710
1,500,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Ser. 10	7.834	02/15/41	2,040,150
4,090,000	American Municipal Power, Inc. Ohio (Meldahl Hydroelectric-Remarketed) Ser. 10E	6.270	02/15/50	4,585,217
2,000,000	American Municipal Power, Inc. Ohio Ser. 10	7.499	02/15/50	2,619,140
200,000	Anchorage Alaska Electric Utilities Rev. Ser. 09B	6.558	12/01/39	217,474
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/30	885,750
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/32	8,106,800
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/30	2,205,440
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/30	2,978,675
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/40	3,303,685
2,000,000	Grays Harbor County Washington Public Utility District No. 1 Electric Rev. Ser. 10A	6.707	07/01/40	2,439,680
500,000	JEA Florida Electric Systems Rev Ser. 09F	6.406	10/01/34	598,885
4,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	5.716	07/01/39	4,831,440
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/40	2,234,020
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/41	1,762,860
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/29	549,570
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/32	1,292,440
5,000,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project J) Ser. 10	6.637	04/01/57	5,684,400
11,225,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/57	11,793,209
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/30	316,403
1,000,000	Nothern California Power Agency Rev. (Lodi Energy Center) Ser. 10B	7.311	06/01/40	1,172,300
1,000,000	Oklahoma State Municipal Power Auth. (Power Supply System) Rev. Ser. 10	6.440	01/01/45	1,178,770
1,000,000	Sacramento County California Municipal Utility District Electric Rev. Ser. 10	6.156	05/15/36	1,185,230
10,000,000	San Antonio Texas Electric & Gas Rev. Ser. 12	4.427	02/01/42	10,585,400
1,900,000	Southern California Public Power Auth. (Power Project) Rev. Ser. 10	5.843	07/01/30	2,230,125
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/35	2,250,420
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/32	2,970,175
2,000,000	Tacoma Washington Electric System Rev. Ser. 10	5.966	01/01/35	2,370,620
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/35	6,322,055
				91,410,043
	Fuel Sales Tax Revenue—2.1%
5,000,000	Cape Coral Florida Gas Tax Rev. Ser. 10B	7.147	10/01/30	5,777,800
1,000,000	Oregon State Department of Transportation Highway User Tax Rev. (Sub-Lien) Ser. 10A	5.834	11/15/34	1,261,550
2,000,000	Washington State Ser. 10	5.090	08/01/33	2,315,900
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/30	1,599,850
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,702,800
2,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.969	02/01/40	2,764,420
				19,422,320

See Notes to Financial Statements.

11

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio (BAB)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	General Fund—2.9%
$4,000,000	California State Ser. 09	7.500%	04/01/34	$5,126,200
10,040,000	California State Various Purpose Ser. 09	7.550	04/01/39	13,153,303
5,000,000	California State Various Purpose Ser. 10	5.700	11/01/21	5,734,100
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/33	2,436,360
				26,449,963
	Grant Revenue—1.4%
11,180,000	Chicago Board of Education Ser. 09E	6.138	12/01/39	12,655,313
	Highway Tolls Revenue—4.6%
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	721,788
200,000	Illinois State Toll Highway Auth. Toll Highway Rev Ser. 09A	5.293	01/01/24	217,048
1,000,000	Missouri State Highway & Transportation Commission State Road Rev. Ser. 10	5.020	05/01/25	1,194,600
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	279,735
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	299,340
1,875,000	New Jersey State Turnpike Auth. Rev. Ser. 10A	7.102	01/01/41	2,625,844
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.410	02/01/30	5,780,900
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.910	02/01/30	5,700,500
11,265,000	Pennsylvania Turnpike Commission Ser. 10B	5.511	12/01/45	12,893,243
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.028	04/01/26	2,357,200
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.178	04/01/30	2,389,000
5,000,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.420	11/15/36	5,776,400
1,200,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	1,403,076
				41,638,674
	Hospital Revenue—1.3%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,209,450
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/30	2,263,120
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/27	3,017,975
1,000,000	Medical Center Educational Building Corp. Mississippi Rev. Ser. 10	6.692	06/01/32	1,104,970
1,000,000	New Liberty Missouri Hospital District Hospital Rev. Ser. 10B	7.000	12/01/35	1,101,870
1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000	11/01/39	1,048,260
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	1,610,970
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	611,780
				11,968,395
	Hotel Occupancy Tax—1.3%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/42	3,268,863
2,000,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10A-2	7.431	07/01/43	2,504,500
4,775,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10B	6.731	07/01/43	5,736,398
				11,509,761
	Income Tax Revenue—2.8%
1,500,000	District of Columbia Income Tax Rev. Ser. 10	5.582	12/01/35	1,834,635
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub-Ser. 10S-1B	6.828	07/15/40	5,005,360
8,000,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Ser. 10	5.932	11/01/36	8,981,360
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/25	243,600
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/40	2,129,328
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/23	1,646,792

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio (BAB)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$2,500,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 09	5.770%	03/15/39	$2,989,400
2,000,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 10C	5.838	03/15/40	2,464,220
				25,294,695
	Lease Revenue—7.3%
300,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.674	06/01/30	328,434
1,000,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.774	06/01/40	1,091,670
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/30	2,154,720
2,000,000	California State Public Works Board Lease Rev. (California State University Projects) Ser. 10B-2	7.804	03/01/35	2,280,540
2,500,000	California State Public Works Board Lease Rev. (University of California Projects) Ser. 10C-2	7.004	03/01/35	2,726,350
8,500,000	California State Public Works Board Ser. 09-G-2	8.361	10/01/34	10,669,625
4,000,000	California State Public Works Board Ser. 10A-2	8.000	03/01/35	4,304,640
1,000,000	Camden County New Jersey Improvement Auth. Lease Rev. Ser. 10	7.747	07/01/34	1,149,600
5,000,000	Colorado State Building Excellent Schools Today COP Ser. 10B	6.242	03/15/30	5,617,150
3,000,000	Colorado State Building Excellent Schools Today COP Ser. 10E	7.017	03/15/31	3,561,360
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,106,180
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.279	06/01/25	2,351,140
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.854	06/01/35	2,276,600
280,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/17	296,321
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/30	1,148,640
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/36	1,254,447
1,500,000	Las Vegas Nevada COP (City Hall Project) Ser. 09B	7.750	09/01/29	1,781,730
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757	09/01/39	539,735
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/32	2,162,600
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,124,780
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/35	2,335,680
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/31	1,082,550
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/29	548,305
1,000,000	Prescott Arizona Municipal Property Corp. Rev. Ser. 10	6.245	07/01/29	1,112,240
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/40	3,695,250
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	611,635
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	3,249,180
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/30	1,070,580
2,000,000	USF Financing Corp. Florida COP Ser. 10	8.548	07/01/40	2,383,220
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase Rev.) Ser. 10	6.526	12/01/30	2,431,597
				66,446,499
	Miscellaneous Revenue—5.3%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	559,080
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	584,275
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/30	2,254,880

See Notes to Financial Statements.

13

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio (BAB)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$2,000,000	Illinois State Ser. 10	7.350%	07/01/35	$2,286,280
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	1,187,000
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/30	4,232,340
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects) Ser. 10E-2	6.120	11/01/29	581,570
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/30	2,372,820
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/40	7,556,290
5,000,000	Mississippi Development Bank Special Obligation Ser. 10	6.413	01/01/40	6,103,850
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	3,446,010
7,220,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/40	10,368,642
3,000,000	Ohio State Water Development Auth. Water Pollution Control Loan Fund Rev. (Water Quality) Ser. 10B-2	4.879	12/01/34	3,385,800
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,103,040
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/30	2,119,940
				48,141,817
	Multiple Utility Revenue—0.2%
1,500,000	Colorado Springs Colorodo Utilities Rev. Ser. 10	6.615	11/15/40	2,036,895
	Port, Airport & Marina Revenue—6.4%
1,000,000	Alaska State International Airports Rev. Ser. 10D	6.284	10/01/35	1,069,530
12,690,000	Chicago Illinois O'Hare International Airport Ser. 10	6.845	01/01/38	14,266,986
15,000,000	Chicago Illinois O'Hare International Airport Ser. 10	6.395	01/01/40	18,633,300
10,000,000	Clark County Nevada Airport System Rev. Ser. 09B	6.881	07/01/42	11,318,900
2,000,000	Clark County Nevada Airport System Rev. Ser. 10C	6.820	07/01/45	2,708,140
1,500,000	Denver Colorado City & County Airport Rev. Ser. 09	6.414	11/15/39	1,764,945
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	276,055
1,910,000	San Diego County California Regional Airport Auth. Airport Rev. Subordinate Ser. 10C	6.628	07/01/40	2,080,067
5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365	01/01/40	6,023,050
				58,140,973
	Resource Recovery Revenue—0.5%
3,905,000	Delaware State Solid Waste Auth. System Rev. Ser. 10B	4.970	06/01/19	4,397,498
	Sales Tax Revenue—2.4%
5,000,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ser. 09	5.999	12/01/44	6,645,600
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	229,156
2,000,000	Massachusetts Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.769	07/01/31	2,477,480
250,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/39	316,305
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/32	2,809,150
3,700,000	New York City Transitional Finance Auth. Rev. Ser. 10	5.508	08/01/37	4,419,021
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/32	1,257,829
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/40	3,857,310
				22,011,851
	Sewer Revenue—4.8%
500,000	Eagle River Colorado Water & Sanitation District Ser. 09B	6.790	12/01/39	537,900
1,500,000	East Baton Rouge Louisiana Sewerage Commission Rev. Ser. 10	6.087	02/01/45	1,640,760
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/32	3,307,920
500,000	Hollywood Florida Water & Sewer Improvement Rev. Ser. 10B	7.198	10/01/39	552,355
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,205,471
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,263,820
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,335,724
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/28	1,396,980

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio (BAB)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300%	04/01/45	$556,160
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	220,084
500,000	Metropolitan St. Louis Missouri Wastewater System Rev. Ser. 10B	5.856	05/01/39	631,050
1,000,000	Millbrae California Wastewater Rev. COP Ser. 09A	7.423	12/01/39	1,079,260
9,030,000	Orange County Sanitation District (WasterWater) Rev. Ser. 10C	6.400	02/01/44	11,942,084
2,000,000	Sacramento County California Sanitation Districts Financing Auth. Rev. Ser. 10A	6.325	08/01/40	2,334,160
5,000,000	San Francisco California City & County Public Utilities Commission Ser. 10	5.750	10/01/35	5,832,200
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/30	211,392
3,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.500	06/01/30	3,389,460
5,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.680	06/01/35	5,605,300
				43,042,080
	Special Assessment—0.2%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/35	1,609,155
	Tax Increment Revenue—1.4%
8,960,000	Orlando Florida Community Redevelopment Agency Tax Increment Rev. (Orlando Community Redevelopement) Ser. 10B	7.784	09/01/40	10,183,309
500,000	Pensacola Florida Redevelopment Rev. Ser. 09B	7.263	04/01/33	559,640
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopement No. 1) Ser. 10B	7.930	08/01/30	1,102,750
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopement No. 1) Ser. 10B	8.180	08/01/39	1,089,130
				12,934,829
	Transit Revenue—4.3%
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/30	1,465,128
1,800,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.754	07/01/41	2,240,694
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	3,081,975
1,700,000	Metropolitan Transportation Auth. New York Rev. Ser. 09	5.871	11/15/39	1,948,642
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/39	1,254,330
3,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 10A	6.668	11/15/39	4,409,895
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	7.134	11/15/30	1,169,460
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/40	1,279,020
10,860,000	New Jersey State Transportation Trust Fund Auth System Ser. 10B	6.561	12/15/40	14,250,058
6,000,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/28	6,937,140
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/28	1,268,921
				39,305,263
	Water Revenue—7.2%
500,000	Arapahoe County Colorado Water & Wastewater Auth. Rev. Ser. 09A	6.680	12/01/39	542,575
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/30	1,627,245
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/30	222,018
2,680,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/40	3,408,772
14,000,000	Florida Governmental Utility Auth. Rev. Ser. 10B	6.548	10/01/40	15,093,820
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	2,357,100
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,562,763
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,397,460
125,000	Kalamazoo Michigan Water Supply System Rev. Ser. 09	6.710	09/01/34	135,025
350,000	Lake City Florida Utility Rev. Ser. 10 AGM	6.175	07/01/35	377,986
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.003	07/01/41	2,334,140

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio (BAB)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381%	07/01/24	$611,385
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/40	1,190,360
1,000,000	Moulton-Niguel California Water District COP Ser. 09	6.790	09/01/29	1,138,840
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/41	1,095,390
2,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/42	2,530,160
1,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/42	1,237,786
2,640,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.440	06/15/43	3,215,995
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	1,147,550
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	1,204,650
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	597,285
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	615,355
3,000,000	Polk County Florida Utility System Rev. Ser. 10B	5.935	10/01/40	3,294,150
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	618,015
500,000	San Diego County California Water Auth. (Financing Agency Water) Rev. Ser. 10B	6.138	05/01/49	649,825
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/27	3,611,850
500,000	Sarasota County Florida Utility System Rev. Ser. 10	7.126	10/01/30	588,390
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,180,320
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	2,399,160
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/30	1,637,685
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/30	1,157,890
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/26	1,462,999
2,500,000	Upper Eagle Regional Water Auth. Colorodo Rev. Ser. 10	6.518	12/01/39	2,752,800
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	616,635
				65,613,379
	Total Municipal Bonds (Cost $790,643,775)			885,252,228
Number of Shares
	Money Market Fund—1.7%
15,353,380	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $15,353,380)			15,353,380
	Total Investments (Cost $805,997,155)—99.2%			900,605,608
	Other assets less liabilities—0.8%			7,005,409
	Net Assets—100.0%			$907,611,017

Investment Abbreviations:

Auth.—Authority
COP—Certificate of Participation
Ref.—Refunding Bonds
Rev.—Revenue
Ser.—Series

Glossary of Terms:

AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.

See Notes to Financial Statements.

16

Portfolio Composition

PowerShares CEF Income Composite Portfolio (PCEF)

Asset Class (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Option Income	37.5
Bonds	34.5
Bonds/High Yield	27.9
Other assets less liabilities	0.1

Schedule of Investments

PowerShares CEF Income Composite Portfolio (PCEF)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Closed-End Funds—99.9%
	Bonds—34.5%
915,211	Aberdeen Asia-Pacific Income Fund, Inc.	$6,909,843
1,357,991	AllianceBernstein Income Fund	11,149,106
123,049	BlackRock Core Bond Trust	1,710,381
220,756	BlackRock Credit Allocation Income Trust II, Inc.	2,381,957
103,600	BlackRock Credit Allocation Income Trust III, Inc.	1,184,148
289,794	BlackRock Credit Allocation Income Trust IV	3,842,668
58,448	BlackRock Enhanced Government Fund, Inc.	896,008
173,313	BlackRock Income Opportunity Trust, Inc.	1,850,983
325,057	BlackRock Income Trust, Inc.	2,454,180
131,222	BlackRock Limited Duration Income Trust	2,327,878
42,581	Cohen & Steers Select Preferred and Income Fund, Inc.	1,045,364
73,740	Duff & Phelps Utility and Corporate Bond Trust, Inc.	903,315
91,004	Eaton Vance Short Duration Diversified Income Fund	1,539,788
52,182	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	915,272
54,703	Federated Enhanced Treasury Income Fund	799,211
96,801	Franklin Templeton Limited Duration Income Trust	1,374,574
81,366	Guggenheim Build America Bonds Managed Duration Trust	1,799,002
37,020	Invesco Van Kampen Bond Fund(a)	760,761
254,668	MFS Charter Income Trust	2,426,986
116,336	MFS Government Markets Income Trust	800,392
357,329	MFS Intermediate Income Trust	2,301,199
361,967	MFS Multimarket Income Trust	2,555,487
34,317	Nuveen Build America Bond Opportunity Fund	733,011
125,086	Nuveen Build American Bond Term Fund	2,541,748
760,975	Nuveen Credit Strategies Income Fund	6,993,360
56,538	Nuveen Floating Rate Income Opportunity Fund	676,194

Number of Shares		Value
	Closed-End Funds (Continued)
48,440	Nuveen Global Government Enhanced Income Fund	$712,552
56,373	Nuveen Mortgage Opportunity Term Fund	1,350,133
254,209	Nuveen Multi-Currency Short-Term Government Income Fund	3,358,101
489,891	Nuveen Preferred Income Opportunities Fund	4,433,514
233,992	Nuveen Quality Preferred Income Fund	1,930,434
434,129	Nuveen Quality Preferred Income Fund II	3,789,946
77,409	Nuveen Quality Preferred Income Fund III	657,977
92,540	PIMCO Corporate Income Fund	1,476,938
306,057	Putnam Master Intermediate Income Trust	1,557,830
711,206	Putnam Premier Income Trust	3,975,642
93,277	Strategic Global Income Fund, Inc.	1,002,728
341,668	Templeton Global Income Fund	3,256,096
184,445	Wells Fargo Advantage Income Opportunities Fund	1,897,939
62,121	Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,197,693
29,813	Western Asset Investment Grade Defined Opportunity Trust, Inc.	670,793
349,047	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	4,485,254
165,874	Western Asset/Claymore Inflation-Linked Securities & Income Fund	2,121,528
		100,747,914
	Bonds/High Yield—27.9%
268,273	AllianceBernstein Global High Income Fund, Inc.	4,088,481
264,692	BlackRock Build America Bond Trust	5,839,105
111,440	BlackRock Corporate High Yield Fund III, Inc.	844,715
101,044	BlackRock Corporate High Yield Fund V, Inc.	1,287,301
105,132	BlackRock Corporate High Yield Fund VI, Inc.	1,301,534
93,963	BlackRock Corporate High Yield Fund, Inc.	696,266

See Notes to Financial Statements.

17

Schedule of Investments (Continued)

PowerShares CEF Income Composite Portfolio (PCEF)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Closed-End Funds (Continued)
382,582	BlackRock Debt Strategies Fund, Inc.	$1,591,541
83,857	BlackRock Floating Rate Income	1,208,379
46,577	BlackRock Floating Rate Income Strategies Fund II, Inc.	637,173
64,804	BlackRock Floating Rate Income Strategies Fund, Inc.	962,987
251,037	BlackRock Senior High Income Fund, Inc.	1,054,355
155,254	Credit Suisse Asset Management Income Fund, Inc.	597,728
210,591	Credit Suisse High Yield Bond Fund	654,938
171,355	Dreyfus High Yield Strategies Fund	800,228
129,213	Eaton Vance Floating-Rate Income Trust	2,099,711
528,434	Eaton Vance Limited Duration Income Fund	8,613,474
120,067	Eaton Vance Senior Floating-Rate Trust	1,877,848
174,230	First Trust High Income Long/Short Fund	3,170,986
89,858	First Trust Senior Floating Rate Income Fund II	1,313,724
114,738	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	2,102,000
75,294	Global High Income Fund, Inc.	981,834
645,384	ING Prime Rate Trust	3,710,958
72,658	John Hancock Preferred Income Fund	1,644,251
75,166	John Hancock Preferred Income Fund II	1,683,718
116,618	John Hancock Preferred Income Fund III	2,234,401
169,268	Managed High Yield Plus Fund, Inc.	382,546
134,834	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,489,916
57,608	New America High Income Fund, Inc.	595,667
208,959	Nuveen Floating Rate Income Fund	2,503,329
112,531	Nuveen Senior Income Fund	789,968
157,276	PIMCO Corporate Opportunity Fund	2,857,705
65,914	PIMCO Income Strategy Fund	746,146
157,071	PIMCO Income Strategy Fund II	1,576,993
91,206	PIMCO Strategic Global Government Fund, Inc.	1,035,188
155,656	Templeton Emerging Markets Income Fund	2,429,790
214,449	Wells Fargo Advantage Multi-Sector Income Fund	3,302,515
153,067	Western Asset Emerging Markets Debt Fund, Inc.	3,147,058
143,090	Western Asset Emerging Markets Income Fund, Inc.	2,080,529
95,074	Western Asset Global High Income Fund, Inc.	1,257,829
207,180	Western Asset High Income Fund II, Inc.	2,092,518
201,382	Western Asset High Income Opportunity Fund, Inc.	1,278,776
60,176	Western Asset High Yield Defined Opportunity Fund, Inc.	1,112,052

Number of Shares		Value
	Closed-End Funds (Continued)
120,693	Western Asset Managed High Income Fund, Inc.	$770,021
32,715	Western Asset Mortgage Defined Opportunity Fund, Inc.	724,310
22,954	Western Asset Premier Bond Fund	360,378
		81,530,870
	Option Income—37.5%
77,238	Advent Claymore Enhanced Growth & Income Fund	758,477
49,895	AGIC International & Premium Strategy Fund	536,371
55,376	BlackRock EcoSolutions Investment Trust	545,454
224,115	BlackRock Enhanced Capital and Income Fund, Inc.	3,003,141
414,652	BlackRock Enhanced Equity Dividend Trust	3,138,916
158,007	BlackRock Global Energy and Resources Trust	4,026,018
346,963	BlackRock Global Opportunities Equity Trust	5,298,125
26,564	BlackRock Health Sciences Trust	750,167
572,867	BlackRock International Growth and Income Trust	4,422,533
203,908	BlackRock Real Asset Equity Trust	2,408,153
73,689	Columbia Seligman Premium Technology Growth Fund	1,333,034
139,824	Dow 30 Enhanced Premium & Income Fund, Inc.	1,554,843
60,337	Dow 30 Premium & Dividend Income Fund, Inc.	853,165
237,461	Eaton Vance Enhanced Equity Income Fund	2,607,322
283,601	Eaton Vance Enhanced Equity Income Fund II	3,091,251
439,015	Eaton Vance Risk-Managed Diversified Equity Income Fund	4,543,805
122,281	Eaton Vance Tax-Managed Buy-Write Income Fund	1,650,793
357,785	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	4,615,427
906,695	Eaton Vance Tax-Managed Diversified Equity Income Fund	8,695,205
628,995	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	6,969,265
1,821,000	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	16,297,950
117,003	First Trust Enhanced Equity Income Fund	1,406,376
93,699	Guggenheim Enhanced Equity Income Fund	894,825
38,440	ING Asia Pacific High Dividend Equity Income Fund	604,277
93,776	ING Global Advantage and Premium Opportunity Fund	1,087,802

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares CEF Income Composite Portfolio (PCEF)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Closed-End Funds (Continued)
491,173	ING Global Equity Dividend & Premium Opportunity Fund	$4,675,967
108,541	ING Infrastructure Industrials and Materials Fund	2,029,717
43,873	ING Risk Managed Natural Resources Fund	509,804
113,088	Madison/Claymore Covered Call & Equity Strategy Fund	917,144
90,633	NASDAQ Premium Income & Growth Fund, Inc.	1,441,971
427,224	NFJ Dividend Interest & Premium Strategy Fund	7,365,342
150,155	Nuveen Equity Premium Advantage Fund	1,825,885
93,517	Nuveen Equity Premium and Growth Fund	1,236,295
221,648	Nuveen Equity Premium Income Fund	2,659,776
378,947	Nuveen Equity Premium Opportunity Fund	4,630,732
92,154	Nuveen Global Value Opportunities Fund	1,421,015
		109,806,343
	Total Investments (Cost $285,403,275)—99.9%	292,085,127
	Other assets less liabilities—0.1%	228,807
	Net Assets—100.0%	$292,313,934

(a)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Van Kampen Bond Fund is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

19

Portfolio Composition

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Sovereign	18.1
Banks	14.5
Money Market Fund	8.5
Diversified Financial Services	7.6
Iron/Steel	5.3
Real Estate	5.3
Auto Manufacturers	5.1
Investment Companies	3.9
Holding Companies - Diversified	3.8
Building Materials	2.7
Multi - National	2.7
Telecommunications	2.7
Airlines	2.6
Chemicals	2.6
Electric	2.6
Leisure Time	2.6
Lodging	2.6
Retail	2.5
Environmental Control	1.3
Food	1.3
Insurance	1.3
Oil & Gas	1.3
Gas	1.2
Miscellaneous Manufacturers	1.2
Liabilities in excess of other assets	(3.3)

Schedule of Investments

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

April 30, 2012 (Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds—94.8%
		Bermuda—5.2%
CNY	1,000,000	Beijing Enterprises Water Group Ltd.	3.750%	06/30/14	$157,772
CNY	2,000,000	Genting Hong Kong Ltd.	3.950	06/30/14	313,862
CNY	1,000,000	Silvery Castle Ltd.	2.750	07/14/14	153,597
					625,231
		British Virgin Islands—12.7%
CNY	1,000,000	Big Will Investments Ltd.	7.000	04/29/14	142,475
CNY	1,000,000	CNPC Golden Autumn Ltd.	2.550	10/26/13	157,973
CNY	1,000,000	Rainbow Days Ltd.	2.000	06/30/14	154,012
CNY	1,000,000	Rainbow Days Ltd.	3.000	06/30/16	151,662
CNY	1,000,000	Right Century Ltd.	1.850	06/03/14	153,177
CNY	1,000,000	Road King Infrastructure Finance 2011 Ltd.	6.000	02/25/14	144,728
CNY	1,000,000	Sinochem Offshore Capital Co. Ltd.	1.800	01/18/14	154,037
CNY	1,000,000	Value Success International Ltd.	2.075	06/09/14	154,185
CNY	2,000,000	Victor Soar Ltd.	5.750	11/10/14	310,706
					1,522,955
		Cayman Islands—7.7%
CNY	1,000,000	China Shanshui Cement Group Ltd.	6.500	07/22/14	153,572
CNY	1,000,000	Intime Department Store Group Co. Ltd.	4.650	07/21/14	154,445
CNY	1,000,000	Melco Crown Entertainment Ltd.	3.750	05/09/13	155,775
CNY	1,000,000	MTR Corp. Cayman Islands Ltd., MTN	0.625	06/17/13	156,902
CNY	1,000,000	New World China Land Ltd.	8.500	04/11/15	162,907
CNY	1,000,000	Zhongsheng Group Holdings Ltd.	4.750	04/21/14	147,049
					930,650

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

April 30, 2012 (Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (Continued)
		China—30.0%
CNY	1,000,000	Agricultural Development Bank of China	3.000%	01/17/14	$158,890
CNY	1,000,000	Bank of China Ltd.	2.900	09/30/13	158,732
CNY	1,000,000	China Development Bank Corp.	2.700	11/11/13	158,867
CNY	1,000,000	China Development Bank Corp.	4.200	01/19/27	157,780
CNY	1,000,000	China Government Bond	0.600	08/18/14	156,145
CNY	4,000,000	China Government Bond	1.400	08/18/16	618,618
CNY	2,000,000	China Government Bond	1.940	08/18/18	306,723
CNY	2,000,000	China Government Bond	2.360	08/18/21	306,383
CNY	2,000,000	China Government Bond	1.000	12/01/13	316,996
CNY	2,000,000	China Government Bond	1.800	12/01/15	316,592
CNY	1,000,000	China Government Bond	2.480	12/01/20	155,278
CNY	1,000,000	Export-Import Bank of China	2.700	04/07/14	158,161
CNY	2,000,000	Shanghai Baosteel Group Corp.	3.125	12/01/13	317,396
CNY	1,000,000	Shanghai Baosteel Group Corp.	3.500	12/01/14	158,652
CNY	1,000,000	Shanghai Baosteel Group Corp.	4.150	03/01/17	159,806
					3,605,019
		France—1.3%
CNY	1,000,000	Air Liquide Finance SA	3.000	09/19/16	155,746
		Hong Kong—16.9%
CNY	2,000,000	BECL Investment Holding Ltd.	4.750	02/21/14	317,019
CNY	1,000,000	BYD HK Co. Ltd.	4.500	04/28/14	138,965
CNY	1,000,000	China Resources Power Holdings Co. Ltd.	2.900	11/12/13	158,022
CNY	1,000,000	China Resources Power Holdings Co. Ltd.	3.750	11/12/15	158,027
CNY	1,000,000	Eastern Air Overseas Hong Kong Corp. Ltd.	4.000	08/08/14	158,086
CNY	1,000,000	Far East Horizon Ltd.	3.900	06/03/14	153,717
CNY	1,000,000	Galaxy Entertainment Group Ltd.	4.625	12/16/13	159,144
CNY	1,000,000	Hainan Airlines Hong Kong Co. Ltd.	6.000	09/16/14	154,833
CNY	1,000,000	HKCG Finance Ltd., Series E, MTN	1.400	04/11/16	147,810
CNY	1,000,000	Industrial & Commercial Bank of China Asia Ltd., Series E, MTN	6.000	11/04/21	169,235
CNY	1,000,000	Lafarge Shui On Cement Ltd.	9.000	11/14/14	166,496
CNY	1,000,000	Singamas Container Holdings Ltd.	4.750	04/14/14	147,229
					2,028,583
		Luxembourg—2.6%
CNY	2,000,000	VTB Bank OJSC Via VTB Capital SA	2.950	12/23/13	310,274
		Mexico—2.7%
CNY	2,000,000	America Movil SAB de CV	3.500	02/08/15	321,208
		Netherlands—1.3%
CNY	1,000,000	Volkswagen International Finance NV, Series E, MTN	2.150	05/23/16	155,827
		Singapore—1.3%
CNY	1,000,000	Global Logistic Properties Ltd.	3.375	05/11/16	154,198
		Supranational—2.6%
CNY	2,000,000	Asian Development Bank, Series E, MTN	2.850	10/21/20	319,207
		United Arab Emirates—2.6%
CNY	2,000,000	Emirates NBD PJSC, Series E, MTN	4.875	03/12/15	318,760

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

April 30, 2012 (Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (Continued)
		United Kingdom—1.3%
CNY	1,000,000	HSBC Bank PLC, Series E, MTN	2.875%	04/30/15	$157,688
		United States—6.6%
CNY	1,000,000	Caterpillar Financial Services Corp., Series E, MTN	1.350	07/12/13	156,226
CNY	2,000,000	Caterpillar Financial Services Corp., Series E, MTN	2.900	03/16/14	316,778
CNY	2,000,000	Ford Motor Co.	4.875	03/26/15	318,403
					791,407
		Total Corporate Bonds (Cost $11,401,683)			11,396,753
	Number of Shares
		Money Market Fund—8.5%
	1,024,786	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $1,024,786)			1,024,786
		Total Investments (Cost $12,426,469)—103.3%			12,421,539
		Liabilities in excess of other assets—(3.3)%			(398,782)
		Net Assets—100.0%			$12,022,757

Investment Abbreviations:
MTN—Medium-Term Notes

Currency Legend:
CNY—Chinese Yuan

Notes to Schedule of Investments:
(a)  Foreign currency denominated security. Principal amount denominated in currency indicated.

See Notes to Financial Statements.

22

Portfolio Composition

PowerShares Convertible Securities Portfolio (CVRT)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Biotechnology	11.2
Semiconductors	7.0
Internet	6.6
Computers	6.0
Oil & Gas	5.8
REITs	5.7
Banks	5.0
Insurance	4.8
Pharmaceuticals	4.7
Healthcare - Products	3.5
Auto Manufacturers	3.3
Telecommunications	3.3
Retail	3.2
Airlines	2.8
Mining	2.7
Electric	2.4
Software	2.4
Miscellaneous Manufacturing	2.2
Electrical Components & Equipment	2.1
Commercial Services	2.1
Investment Companies	1.7
Media	1.5
Lodging	1.4
Iron/Steel	1.2
Diversified Financial Services	1.2
Oil & Gas Services	1.1
Healthcare - Services	1.1
Beverages	1.1
Aerospace/Defense	1.0
Coal	1.0
Auto Parts & Equipment	0.5
Other assets less liabilities	0.4

Schedule of Investments

PowerShares Convertible Securities Portfolio (CVRT)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Convertible Bonds—82.2%
	Aerospace/Defense—1.0%
$100,000	L-3 Communications Holdings, Inc.	3.000%	08/01/35	$98,750
	Airlines—2.8%
100,000	United Continental Holdings, Inc.	6.000	10/15/29	263,250
	Auto Parts & Equipment—0.5%
50,000	Icahn Enterprises LP(a)	4.000	08/15/13	50,250
	Beverages—1.1%
100,000	Molson Coors Brewing Co.	2.500	07/30/13	102,750
	Biotechnology—11.2%
400,000	Amgen, Inc., Series B	0.375	02/01/13	412,999
200,000	Gilead Sciences, Inc.	1.000	05/01/14	254,000
100,000	Gilead Sciences, Inc.	1.625	05/01/16	132,750
100,000	Incyte Corp. Ltd.	4.750	10/01/15	265,500
				1,065,249
	Coal—1.0%
100,000	Peabody Energy Corp.	4.750	12/15/41	95,875
	Commercial Services—2.1%
100,000	Hertz Global Holdings, Inc.	5.250	06/01/14	195,250

See Notes to Financial Statements.

23

Schedule of Investments (Continued)

PowerShares Convertible Securities Portfolio (CVRT)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Convertible Bonds (Continued)
	Computers—6.0%
$150,000	EMC Corp., Series B	1.750%	12/01/13	$267,374
150,000	NetApp, Inc.	1.750	06/01/13	194,813
100,000	SanDisk Corp.	1.500	08/15/17	104,125
				566,312
	Diversified Financial Services—1.2%
100,000	Affiliated Managers Group, Inc.	3.950	08/15/38	110,625
	Electrical Components & Equipment—2.1%
100,000	General Cable Corp.	0.875	11/15/13	98,000
100,000	General Cable Corp.(b)	4.500	11/15/29	106,750
				204,750
	Healthcare - Products—3.5%
100,000	Hologic, Inc.(b)	2.000	03/01/42	95,000
100,000	Kinetic Concepts, Inc.(c)	3.250	04/15/15	84,246
150,000	Medtronic, Inc., Series B	1.625	04/15/13	151,688
				330,934
	Healthcare - Services—1.1%
100,000	LifePoint Hospitals, Inc.	3.500	05/15/14	104,375
	Insurance—2.6%
100,000	CNO Financial Group, Inc.	7.000	12/30/16	150,625
100,000	Old Republic International Corp.	3.750	03/15/18	96,625
				247,250
	Internet—6.6%
100,000	priceline.com, Inc.(c)	1.250	03/15/15	252,750
100,000	Symantec Corp., Series B	1.000	06/15/13	106,875
200,000	VeriSign, Inc.	3.250	08/15/37	268,250
				627,875
	Investment Companies—1.7%
150,000	Ares Capital Corp.	5.750	02/01/16	156,563
	Iron/Steel—1.2%
100,000	United States Steel Corp.	4.000	05/15/14	116,000
	Lodging—1.4%
100,000	Gaylord Entertainment Co.(c)	3.750	10/01/14	130,375
	Media—1.5%
100,000	XM Satellite Radio, Inc.(c)	7.000	12/01/14	145,875
	Mining—2.7%
100,000	Alcoa, Inc.	5.250	03/15/14	162,625
75,000	Newmont Mining Corp., Series B	1.625	07/15/17	95,719
				258,344

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares Convertible Securities Portfolio (CVRT)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Convertible Bonds (Continued)
	Miscellaneous Manufacturing—2.2%
$100,000	Textron, Inc.	4.500%	05/01/13	$205,875
	Oil & Gas—3.0%
100,000	Chesapeake Energy Corp.	2.500	05/15/37	87,250
100,000	Pioneer Natural Resources Co.	2.875	01/15/38	200,500
				287,750
	Oil & Gas Services—1.1%
100,000	Hornbeck Offshore Services, Inc.(b)	1.625	11/15/26	107,500
	Pharmaceuticals—4.7%
100,000	Cephalon, Inc.	2.000	06/01/15	174,643
100,000	Mylan, Inc.	3.750	09/15/15	175,875
100,000	Omnicare, Inc.	3.250	12/15/35	96,000
				446,518
	REITs—4.0%
100,000	Annaly Capital Management, Inc.	4.000	02/15/15	119,500
100,000	Boston Properties LP	3.625	02/15/14	111,125
150,000	iStar Financial, Inc.(a)	0.968	10/01/12	146,250
				376,875
	Retail—3.2%
150,000	Group 1 Automotive, Inc.(b)	2.250	06/15/36	168,563
100,000	Regis Corp.	5.000	07/15/14	132,375
				300,938
	Semiconductors—7.0%
100,000	Intel Corp.	2.950	12/15/35	114,375
200,000	Intel Corp.	3.250	08/01/39	280,749
200,000	Microchip Technology, Inc.	2.125	12/15/37	264,000
				659,124
	Software—2.4%
100,000	Microsoft Corp.(d)	0.000	06/15/13	109,500
100,000	Nuance Communications, Inc.	2.750	11/01/31	112,500
				222,000
	Telecommunications—3.3%
100,000	Ciena Corp.	0.875	06/15/17	85,250
100,000	Ciena Corp.(c)	4.000	03/15/15	109,250
100,000	Level 3 Communications, Inc.	15.000	01/15/13	117,625
				312,125
	Total Convertible Bonds (Cost $7,822,252)			7,789,357

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares Convertible Securities Portfolio (CVRT)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Convertible Preferred Stocks—17.4%
	Auto Manufacturers—3.3%
8,000	General Motors Co., Series B, $2.38	$312,320
	Banks—5.0%
100	Bank of America Corp., Series L, $72.50	97,300
1,000	Citigroup, Inc., $7.50	97,470
250	Wells Fargo & Co., Series L, $75.00	280,008
		474,778
	Electric—2.4%
4,525	PPL Corp., $4.38	232,947
	Insurance—2.2%
3,000	MetLife, Inc., $3.75	206,370
	Oil & Gas—2.8%
2,500	Apache Corp., Series D, $3.00	132,800
150	Chesapeake Energy Corp., $57.50(c)	129,750
		262,550
	REITs—1.7%
3,000	Health Care REIT, Inc., Series I, $3.25	160,140
	Total Convertible Preferred Stocks (Cost $1,909,499)	1,649,105
	Total Investments (Cost $9,731,751)—99.6%	9,438,462
	Other assets less liabilities—0.4%	35,604
	Net Assets—100.0%	$9,474,066

Investment Abbreviations:
REIT—Real Estate Investment Trust

Notes to Schedule of Investments:
(a)  Variable rate coupon. Stated interest rate was in effect at April 30, 2012.

(b)  Denotes a step up bond. The rate indicated is the current coupon as of April 30, 2012.

(c)  Security is exempt from registration under Rule 144A of Securities Act of 1933. This security may be resold in the transaction exempt from registration, typically to qualified institutional buyers.

(d)  Denotes a zero coupon security issued at a substantial discount from its value at maturity.

See Notes to Financial Statements.

26

Portfolio Composition

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

Country Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Pakistan	4.5
Peru	4.5
Mexico	4.4
Colombia	4.4
Lithuania	4.4
Brazil	4.3
Qatar	4.3
Croatia	4.3
Uruguay	4.3
Vietnam	4.3
El Salvador	4.3
Hungary	4.3
Panama	4.3
Romania	4.3
Russia	4.3
Turkey	4.2
Poland	4.2
Ukraine	4.2
Venezuela	4.2
South Africa	4.2
Philippines	4.2
South Korea	4.2
Indonesia	4.0
United States	0.4
Other assets less liabilities	1.0

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations—98.6%
	Brazil—4.3%
$16,810,000	Republic of Brazil	8.750%	02/04/25	$25,803,350
16,400,000	Republic of Brazil	8.250	01/20/34	25,420,000
18,000,000	Republic of Brazil	7.125	01/20/37	25,425,000
				76,648,350
	Colombia—4.4%
18,131,000	Republic of Colombia	8.125	05/21/24	25,999,854
17,559,000	Republic of Colombia	7.375	09/18/37	25,355,196
20,350,000	Republic of Colombia	6.125	01/18/41	25,803,800
				77,158,850
	Croatia—4.3%
24,844,000	Republic of Croatia	6.750	11/05/19	25,160,140
26,468,000	Republic of Croatia	6.625	07/14/20	26,589,753
25,000,000	Republic of Croatia	6.375	03/24/21	24,687,500
				76,437,393

See Notes to Financial Statements.

27

Schedule of Investments (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (Continued)
	El Salvador—4.3%
$21,854,000	Republic of El Salvador	8.250%	04/10/32	$24,257,940
24,911,000	Republic of El Salvador	7.650	06/15/35	25,969,718
24,715,000	Republic of El Salvador	7.625	02/01/41	25,394,662
				75,622,320
	Hungary—4.3%
26,820,000	Republic of Hungary	6.250	01/29/20	25,881,300
25,847,000	Republic of Hungary	6.375	03/29/21	25,110,361
25,700,000	Republic of Hungary	7.625	03/29/41	24,511,375
				75,503,036
	Indonesia—4.0%
16,043,000	Republic of Indonesia	8.500	10/12/35	23,422,780
19,606,000	Republic of Indonesia	6.625	02/17/37	23,796,783
17,450,000	Republic of Indonesia	7.750	01/17/38	23,775,625
				70,995,188
	Lithuania—4.4%
21,935,000	Republic of Lithuania	7.375	02/11/20	25,828,462
23,150,000	Republic of Lithuania	6.125	03/09/21	25,233,500
23,204,000	Republic of Lithuania	6.625	02/01/22	26,075,495
				77,137,457
	Mexico—4.4%
18,150,000	United Mexican States, Series A, MTN	7.500	04/08/33	26,126,925
19,775,000	United Mexican States, Series A, MTN	6.750	09/27/34	26,449,062
20,042,000	United Mexican States, Series A, MTN	6.050	01/11/40	25,102,605
				77,678,592
	Pakistan—4.5%
45,307,000	Islamic Republic of Pakistan	7.125	03/31/16	39,190,555
51,723,000	Islamic Republic of Pakistan	6.875	06/01/17	40,602,555
				79,793,110
	Panama—4.3%
21,600,000	Republic of Panama	5.200	01/30/20	25,218,000
18,858,000	Republic of Panama	7.125	01/29/26	25,741,170
15,893,000	Republic of Panama	8.875	09/30/27	25,031,475
				75,990,645
	Peru—4.5%
19,225,000	Republic of Peru	7.350	07/21/25	26,722,750
16,204,000	Republic of Peru	8.750	11/21/33	26,047,930
22,400,000	Republic of Peru	5.625	11/18/50	26,040,000
				78,810,680
	Philippines—4.2%
15,746,000	Republic of Philippines	9.500	02/02/30	25,134,553
17,285,000	Republic of Philippines	7.750	01/14/31	24,155,787
19,980,000	Republic of Philippines	6.375	10/23/34	24,900,075
				74,190,415
	Poland—4.2%
21,450,000	Republic of Poland	6.375	07/15/19	25,284,187
22,700,000	Republic of Poland	5.125	04/21/21	24,595,450
23,000,000	Republic of Poland	5.000	03/23/22	24,725,000
				74,604,637

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (Continued)
	Qatar—4.3%
$15,667,000	State of Qatar	9.750%	06/15/30	$24,949,698
21,450,000	State of Qatar	6.400	01/20/40	25,766,813
23,063,000	State of Qatar	5.750	01/20/42	25,772,902
				76,489,413
	Romania—4.3%
71,352,000	Romania, MTN	6.750	02/07/22	75,276,360
	Russia—4.3%
23,600,000	Russian Foreign Bond - Eurobond	3.625	04/29/15	24,662,000
17,617,000	Russian Foreign Bond - Eurobond	11.000	07/24/18	24,950,076
23,500,000	Russian Foreign Bond - Eurobond	5.000	04/29/20	25,526,875
				75,138,951
	South Africa—4.2%
21,400,000	Republic of South Africa	5.500	03/09/20	24,449,500
21,802,000	Republic of South Africa	5.875	05/30/22	25,590,098
20,160,000	Republic of South Africa	6.250	03/08/41	24,318,000
				74,357,598
	South Korea—4.2%
33,078,000	Republic of Korea	5.125	12/07/16	37,478,036
29,100,000	Republic of Korea	7.125	04/16/19	36,654,796
				74,132,832
	Turkey—4.2%
19,650,000	Republic of Turkey	8.000	02/14/34	25,102,875
22,028,000	Republic of Turkey	6.875	03/17/36	25,056,850
20,750,000	Republic of Turkey	7.250	03/05/38	24,765,125
				74,924,850
	Ukraine—4.2%
27,803,000	Ukraine Government	6.580	11/21/16	25,717,775
27,440,000	Ukraine Government	6.750	11/14/17	24,764,600
26,500,000	Ukraine Government	7.750	09/23/20	24,115,000
				74,597,375
	Uruguay—4.3%
18,550,000	Republic of Uruguay	8.000	11/18/22	25,719,575
17,837,000	Republic of Uruguay, PIK	7.875	01/15/33	25,373,132
17,875,000	Republic of Uruguay	7.625	03/21/36	25,284,188
				76,376,895
	Venezuela—4.2%
22,593,000	Republic of Venezuela	13.625	08/15/18	25,304,160
29,500,000	Republic of Venezuela	9.000	05/07/23	25,812,500
23,500,000	Republic of Venezuela	11.750	10/21/26	23,382,500
				74,499,160
	Vietnam—4.3%
35,096,000	Socialist Republic of Vietnam	6.875	01/15/16	38,254,640
34,765,000	Socialist Republic of Vietnam	6.750	01/29/20	37,937,306
				76,191,946
	Total Sovereign Debt Obligations (Cost $1,660,087,662)			1,742,556,053

See Notes to Financial Statements.

29

Schedule of Investments (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.4%
7,982,121	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $7,982,121)	$7,982,121
	Total Investments (Cost $1,668,069,783)—99.0%	1,750,538,174
	Other assets less liabilities—1.0%	17,299,387
	Net Assets—100.0%	$1,767,837,561

Investment Abbreviations:

MTN—Medium-Term Notes

PIK—Payment-In-Kind Bonds

See Notes to Financial Statements.

30

Portfolio Composition

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Oil & Gas	9.9
Diversified Financial Services	8.4
Telecommunications	7.1
Retail	6.7
Commercial Services	5.3
Food	4.4
Electric	3.7
REITs	3.3
Banks	3.1
Chemicals	3.0
Packaging & Containers	3.0
Auto Parts & Equipment	3.0
Healthcare - Services	3.0
Media	2.9
Lodging	2.6
Home Builders	2.4
Pipelines	2.3
Iron/Steel	2.1
Coal	2.0
Building Materials	1.8
Aerospace/Defense	1.5
Semiconductors	1.5
Oil & Gas Services	1.3
Advertising	1.1
Pharmaceuticals	0.8
Biotechnology	0.8
Auto Manufacturers	0.8
Internet	0.8
Computers	0.8
Leisure Time	0.7
Software	0.7
Mining	0.7
Electronics	0.6
Holding Companies - Diversified	0.6
Entertainment	0.6
Beverages	0.6
Apparel	0.5
Healthcare - Products	0.5
Money Market Fund	0.5
Household Products/Wares	0.5
Real Estate	0.5
Miscellaneous Manufacturing	0.5
Machinery - Diversified	0.4
Environmental Control	0.4
Forest Products & Paper	0.4
Agriculture	0.3
Transportation	0.2
Other assets less liabilities	1.4

Schedule of Investments

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.1%
	Advertising—1.1%
$2,300,000	Interpublic Group of Cos., Inc. (The)	6.250%	11/15/14	$2,518,500
2,400,000	Interpublic Group of Cos., Inc. (The)	10.000	07/15/17	2,745,000
1,800,000	Lamar Media Corp.	9.750	04/01/14	2,045,250
2,000,000	Lamar Media Corp.	7.875	04/15/18	2,197,500
				9,506,250
	Aerospace/Defense—1.5%
4,300,000	Alliant Techsystems, Inc.	6.875	09/15/20	4,622,500
2,875,000	BE Aerospace, Inc.	8.500	07/01/18	3,198,438
3,700,000	TransDigm, Inc.	7.750	12/15/18	4,051,500
1,500,000	Triumph Group, Inc.	8.625	07/15/18	1,676,250
				13,548,688
	Agriculture—0.3%
2,500,000	Alliance One International, Inc.	10.000	07/15/16	2,537,500
	Apparel—0.5%
4,700,000	Hanesbrands, Inc.	6.375	12/15/20	4,876,250

See Notes to Financial Statements.

31

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Auto Manufacturers—0.8%
$6,800,000	Navistar International Corp.	8.250%	11/01/21	$7,378,000
	Auto Parts & Equipment—3.0%
5,100,000	Dana Holding Corp.	6.500	02/15/19	5,457,000
4,000,000	Exide Technologies	8.625	02/01/18	3,270,000
7,540,000	Goodyear Tire & Rubber Co. (The)	8.250	08/15/20	8,011,250
5,273,000	Lear Corp.	8.125	03/15/20	5,905,760
4,130,000	Tenneco, Inc.	6.875	12/15/20	4,460,400
				27,104,410
	Banks—3.1%
6,710,000	Discover Bank	8.700	11/18/19	8,475,602
6,501,000	Regions Bank	7.500	05/15/18	7,362,383
5,177,000	Regions Financial Corp.	7.750	11/10/14	5,707,642
6,950,000	Synovus Financial Corp.	5.125	06/15/17	6,498,250
				28,043,877
	Beverages—0.6%
2,215,000	Constellation Brands, Inc.	7.250	09/01/16	2,514,025
2,200,000	Constellation Brands, Inc.	7.250	05/15/17	2,497,000
				5,011,025
	Biotechnology—0.8%
3,075,000	Bio-Rad Laboratories, Inc.	4.875	12/15/20	3,240,140
1,710,000	Life Technologies Corp.	4.400	03/01/15	1,831,858
2,070,000	Life Technologies Corp.	6.000	03/01/20	2,410,761
				7,482,759
	Building Materials—1.8%
2,400,000	Griffon Corp.	7.125	04/01/18	2,517,000
2,000,000	Headwaters, Inc.	7.625	04/01/19	1,965,000
3,170,000	Masco Corp.	6.125	10/03/16	3,382,476
3,100,000	Masco Corp.	7.125	03/15/20	3,358,252
4,100,000	Owens Corning	9.000	06/15/19	5,093,819
				16,316,547
	Chemicals—3.0%
5,100,000	Ashland, Inc.	9.125	06/01/17	5,686,500
4,700,000	Celanese US Holdings LLC	6.625	10/15/18	5,076,000
3,600,000	CF Industries, Inc.	7.125	05/01/20	4,311,000
4,800,000	Huntsman International LLC	8.625	03/15/21	5,502,000
3,240,000	PolyOne Corp.	7.375	09/15/20	3,474,900
3,115,000	Solutia, Inc.	8.750	11/01/17	3,535,525
				27,585,925
	Coal—2.0%
3,800,000	Alpha Natural Resources, Inc.	6.000	06/01/19	3,572,000
1,788,000	Arch Coal, Inc.	8.750	08/01/16	1,801,410
2,200,000	Arch Coal, Inc.	7.250	10/01/20	1,980,000
4,700,000	Consol Energy, Inc.	8.000	04/01/17	4,982,000
2,600,000	Peabody Energy Corp. (Canada)	7.375	11/01/16	2,892,500
2,700,000	Peabody Energy Corp.	6.500	09/15/20	2,787,750
				18,015,660

See Notes to Financial Statements.

32

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Commercial Services—5.3%
$5,900,000	Avis Budget Car Rental LLC	8.250%	01/15/19	$6,209,750
2,700,000	Cenveo Corp.	8.875	02/01/18	2,497,500
2,900,000	Corrections Corp. of America	7.750	06/01/17	3,161,000
2,200,000	FTI Consulting, Inc.	6.750	10/01/20	2,340,250
8,112,000	Hertz Corp. (The)	6.750	04/15/19	8,507,460
4,500,000	Iron Mountain, Inc.	8.375	08/15/21	4,927,500
1,300,000	National Money Mart Co. (Canada)	10.375	12/15/16	1,465,750
4,800,000	PHH Corp.	7.125	03/01/13	4,896,000
3,800,000	R.R. Donnelley & Sons Co.	7.250	05/15/18	3,695,500
3,700,000	R.R. Donnelley & Sons Co.	6.125	01/15/17	3,533,500
4,100,000	United Rentals North America, Inc.	9.250	12/15/19	4,592,000
2,065,000	Verisk Analytics, Inc.	5.800	05/01/21	2,250,608
				48,076,818
	Computers—0.8%
6,100,000	Seagate Technology HDD Holdings (Cayman Islands)	6.800	10/01/16	6,801,500
	Diversified Financial Services—8.4%
6,500,000	E*Trade Financial Corp.	6.750	06/01/16	6,678,750
8,900,000	Ford Motor Credit Co. LLC	8.000	12/15/16	10,653,131
9,500,000	Ford Motor Credit Co. LLC	5.875	08/02/21	10,755,321
3,455,000	General Motors Financial Co., Inc.	6.750	06/01/18	3,684,267
8,700,000	International Lease Finance Corp.	8.625	09/15/15	9,667,875
6,500,000	International Lease Finance Corp.	8.750	03/15/17	7,312,500
10,400,000	International Lease Finance Corp.	8.250	12/15/20	11,674,000
5,100,000	SLM Corp., MTN	6.250	01/25/16	5,278,500
5,008,000	SLM Corp., MTN	8.000	03/25/20	5,346,040
4,800,000	Textron Financial Corp.	5.400	04/28/13	4,967,342
				76,017,726
	Electric—3.7%
3,700,000	AES Corp. (The)	7.750	10/15/15	4,181,000
5,128,000	AES Corp. (The)	8.000	10/15/17	5,871,560
7,401,000	Ameren Corp.	8.875	05/15/14	8,356,314
2,300,000	GenOn Energy, Inc.	7.625	06/15/14	2,357,500
2,600,000	GenOn Energy, Inc.	7.875	06/15/17	2,379,000
7,500,000	NRG Energy, Inc.	8.250	09/01/20	7,556,250
2,080,000	Public Service Co. of New Mexico	7.950	05/15/18	2,549,518
				33,251,142
	Electronics—0.6%
5,500,000	Jabil Circuit, Inc.	5.625	12/15/20	5,802,500
	Entertainment—0.6%
2,669,000	Cinemark USA, Inc.	8.625	06/15/19	2,979,271
2,100,000	Pinnacle Entertainment, Inc.	8.625	08/01/17	2,310,000
				5,289,271
	Environmental Control—0.4%
3,275,000	Covanta Holding Corp.	7.250	12/01/20	3,559,938

See Notes to Financial Statements.

33

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Food—4.4%
$1,570,000	B&G Foods, Inc.	7.625%	01/15/18	$1,695,600
4,100,000	Dean Foods Co.	7.000	06/01/16	4,284,500
3,800,000	Dean Foods Co.	9.750	12/15/18	4,258,375
2,700,000	Ingles Markets, Inc.	8.875	05/15/17	2,936,250
5,555,000	Smithfield Foods, Inc.	7.750	07/01/17	6,263,262
9,872,000	SUPERVALU, Inc.	8.000	05/01/16	10,414,960
1,600,000	TreeHouse Foods, Inc.	7.750	03/01/18	1,736,000
6,813,000	Tyson Foods, Inc.	10.500	03/01/14	7,886,048
				39,474,995
	Forest Products & Paper—0.4%
1,360,000	Cascades, Inc. (Canada)	7.750	12/15/17	1,353,200
1,700,000	Clearwater Paper Corp.	7.125	11/01/18	1,819,000
				3,172,200
	Healthcare - Products—0.5%
1,600,000	Alere, Inc.	9.000	05/15/16	1,662,000
1,500,000	Alere, Inc.	8.625	10/01/18	1,560,000
1,300,000	Boston Scientific Corp.	6.000	01/15/20	1,520,497
				4,742,497
	Healthcare - Services—3.0%
3,563,000	AMERIGROUP Corp.	7.500	11/15/19	3,901,485
6,300,000	Health Net, Inc.	6.375	06/01/17	6,678,000
4,400,000	Kindred Healthcare, Inc.	8.250	06/01/19	3,905,000
3,800,000	LifePoint Hospitals, Inc.	6.625	10/01/20	4,018,500
4,700,000	Tenet Healthcare Corp.	10.000	05/01/18	5,452,000
2,650,000	Universal Health Services, Inc.	7.125	06/30/16	3,014,375
				26,969,360
	Holding Companies - Diversified—0.6%
2,400,000	Leucadia National Corp.	8.125	09/15/15	2,685,000
2,400,000	Susser Holdings LLC	8.500	05/15/16	2,640,000
				5,325,000
	Home Builders—2.4%
3,900,000	Centex Corp.	6.500	05/01/16	4,231,500
5,100,000	D.R. Horton, Inc.	6.500	04/15/16	5,584,500
3,000,000	KB Home	8.000	03/15/20	2,936,250
2,400,000	Lennar Corp.	5.600	05/31/15	2,514,000
1,500,000	Lennar Corp.	12.250	06/01/17	1,938,750
1,700,000	Standard Pacific Corp.	8.375	05/15/18	1,806,250
200,000	Standard Pacific Corp.	8.375	01/15/21	212,000
1,750,000	Toll Brothers Finance Corp.	8.910	10/15/17	2,131,925
				21,355,175
	Household Products/Wares—0.5%
2,300,000	ACCO Brands Corp.	10.625	03/15/15	2,513,785
2,000,000	Central Garden and Pet Co.	8.250	03/01/18	2,072,500
				4,586,285
	Internet—0.8%
2,900,000	Equinix, Inc.	8.125	03/01/18	3,219,000
3,900,000	Expedia, Inc.	5.950	08/15/20	4,083,784
				7,302,784

See Notes to Financial Statements.

34

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Iron/Steel—2.1%
$4,250,000	AK Steel Corp.	7.625%	05/15/20	$4,101,250
4,755,000	Commercial Metals Co.	7.350	08/15/18	4,968,975
1,690,000	Steel Dynamics, Inc.	7.375	11/01/12	1,732,250
1,800,000	Steel Dynamics, Inc.	7.625	03/15/20	1,989,000
6,392,000	United States Steel Corp.	7.375	04/01/20	6,567,780
				19,359,255
	Leisure Time—0.7%
5,900,000	Royal Caribbean Cruises Ltd. (Liberia)	7.250	06/15/16	6,357,250
	Lodging—2.6%
2,500,000	Ameristar Casinos, Inc.	7.500	04/15/21	2,656,250
3,700,000	Boyd Gaming Corp.	9.125	12/01/18	3,903,500
3,800,000	MGM Resorts International	6.625	07/15/15	3,971,000
3,000,000	MGM Resorts International	11.125	11/15/17	3,412,500
2,321,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	10/15/14	2,651,742
2,400,000	Starwood Hotels & Resorts Worldwide, Inc.	6.750	05/15/18	2,784,000
3,900,000	Wynn Las Vegas LLC	7.750	08/15/20	4,329,000
				23,707,992
	Machinery - Diversified—0.4%
3,250,000	Manitowoc Co., Inc. (The)	8.500	11/01/20	3,623,750
	Media—2.9%
3,200,000	Cablevision Systems Corp.	8.625	09/15/17	3,528,000
2,700,000	CSC Holdings LLC	8.500	04/15/14	2,983,500
4,100,000	Dish DBS Corp.	6.750	06/01/21	4,510,000
4,343,000	DISH DBS Corp.	7.125	02/01/16	4,831,587
1,229,000	Entravision Communications Corp.	8.750	08/01/17	1,302,740
2,900,000	McClatchy Co. (The)	11.500	02/15/17	3,059,500
5,600,000	Nielsen Finance LLC	7.750	10/15/18	6,216,000
				26,431,327
	Mining—0.7%
1,995,000	Vulcan Materials Co.	6.500	12/01/16	2,124,675
3,700,000	Vulcan Materials Co.	7.500	06/15/21	4,116,250
				6,240,925
	Miscellaneous Manufacturing—0.5%
4,000,000	SPX Corp.	7.625	12/15/14	4,475,000
	Oil & Gas—9.9%
3,885,000	Anadarko Petroleum Corp.	5.950	09/15/16	4,496,009
5,000,000	Anadarko Petroleum Corp.	6.375	09/15/17	5,948,965
1,700,000	Atwood Oceanics, Inc.	6.500	02/01/20	1,797,750
1,900,000	Berry Petroleum Co.	10.250	06/01/14	2,175,500
2,400,000	Bill Barrett Corp.	7.625	10/01/19	2,436,000
1,000,000	Carrizo Oil & Gas, Inc.	8.625	10/15/18	1,065,000
3,960,000	Chesapeake Energy Corp.	9.500	02/15/15	4,336,200
4,400,000	Chesapeake Energy Corp.	6.625	08/15/20	4,312,000
2,500,000	Concho Resources, Inc.	7.000	01/15/21	2,731,250
1,700,000	Continental Resources, Inc. (Luxembourg)	7.125	04/01/21	1,904,000
1,450,000	Denbury Resources, Inc.	9.750	03/01/16	1,602,250

See Notes to Financial Statements.

35

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
$1,800,000	Denbury Resources, Inc.	8.250%	02/15/20	$2,016,000
3,300,000	EXCO Resources, Inc.	7.500	09/15/18	2,829,750
3,060,000	Forest Oil Corp.	8.500	02/15/14	3,304,800
4,444,000	Newfield Exploration Co.	6.875	02/01/20	4,743,970
1,600,000	Pioneer Natural Resources Co.	5.875	07/15/16	1,784,104
1,500,000	Pioneer Natural Resources Co.	6.650	03/15/17	1,709,199
4,100,000	Plains Exploration & Production Co.	6.750	02/01/22	4,284,500
4,500,000	QEP Resources, Inc.	6.875	03/01/21	4,961,250
2,215,000	Quicksilver Resources, Inc.	11.750	01/01/16	2,342,363
2,900,000	Range Resources Corp.	6.750	08/01/20	3,161,000
2,900,000	SandRidge Energy, Inc.	8.750	01/15/20	3,103,000
2,500,000	SM Energy Co.	6.625	02/15/19	2,650,000
4,100,000	Southwestern Energy Co.	7.500	02/01/18	4,952,488
4,954,000	Sunoco, Inc.	5.750	01/15/17	5,302,940
6,100,000	Tesoro Corp.	6.250	11/01/12	6,222,000
3,250,000	Whiting Petroleum Corp.	6.500	10/01/18	3,477,500
				89,649,788
	Oil & Gas Services—1.3%
2,100,000	Basic Energy Services, Inc.	7.750	02/15/19	2,152,500
2,850,000	Key Energy Services, Inc.	6.750	03/01/21	2,949,750
3,110,000	Oil States International, Inc.	6.500	06/01/19	3,304,375
3,200,000	SESI LLC(a)	7.125	12/15/21	3,480,000
				11,886,625
	Packaging & Containers—3.0%
4,870,000	Ball Corp.	6.750	09/15/20	5,381,350
2,000,000	Ball Corp.	5.000	03/15/22	2,037,500
4,990,000	Crown Americas LLC	6.250	02/01/21	5,451,575
3,200,000	Graphic Packaging International, Inc.	9.500	06/15/17	3,568,000
5,682,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	6,449,070
4,200,000	Sealed Air Corp.	7.875	06/15/17	4,546,345
				27,433,840
	Pharmaceuticals—0.8%
2,700,000	Endo Pharmaceuticals Holdings, Inc.	7.000	07/15/19	2,895,750
4,200,000	Omnicare, Inc.	7.750	06/01/20	4,641,000
				7,536,750
	Pipelines—2.3%
5,674,000	El Paso Corp.	7.000	06/15/17	6,409,742
8,165,000	Kinder Morgan Finance Co. ULC (Canada)	5.700	01/05/16	8,614,075
4,900,000	Williams Cos., Inc. (The)	7.875	09/01/21	6,238,303
				21,262,120
	Real Estate—0.5%
3,960,000	CB Richard Ellis Services, Inc.	11.625	06/15/17	4,524,300
	REITs—3.3%
1,500,000	American Tower Corp.	4.625	04/01/15	1,599,683
2,275,000	American Tower Corp.	4.500	01/15/18	2,405,271
1,200,000	DuPont Fabros Technology LP	8.500	12/15/17	1,329,000
2,700,000	Felcor Lodging LP	6.750	06/01/19	2,740,500
6,350,000	Host Hotels & Resorts LP	6.000	11/01/20	6,786,562
1,800,000	MPT Operating Partnership LP	6.875	05/01/21	1,890,000
11,200,000	Weyerhaeuser Co.	7.375	10/01/19	13,217,310
				29,968,326

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Retail—6.7%
$6,500,000	AutoNation, Inc.	6.750%	04/15/18	$7,085,000
8,400,000	Gap, Inc. (The)	5.950	04/12/21	8,699,830
8,300,000	J.C. Penney Co.	5.650	06/01/20	8,092,500
1,275,000	Limited Brands, Inc.	6.900	07/15/17	1,432,781
6,600,000	Limited Brands, Inc.	5.625	02/15/22	6,674,250
815,000	Macy's Retail Holdings, Inc.	5.900	12/01/16	936,575
2,500,000	Phillips-Van Heusen Corp.	7.375	05/15/20	2,775,000
7,800,000	Rite Aid Corp.	8.000	08/15/20	9,067,500
13,600,000	Sears Holdings Corp.	6.625	10/15/18	12,138,000
3,100,000	Wendy's/Arby's Restaurants LLC	10.000	07/15/16	3,379,000
				60,280,436
	Semiconductors—1.5%
4,650,000	Advanced Micro Devices, Inc.	8.125	12/15/17	5,138,250
4,350,000	Amkor Technology, Inc.	6.625	06/01/21	4,480,500
4,600,000	Memc Electronic Materials, Inc.	7.750	04/01/19	3,691,500
				13,310,250
	Software—0.7%
5,715,000	Fidelity National Information Services, Inc.	7.625	07/15/17	6,300,788
	Telecommunications—7.1%
3,900,000	CenturyLink, Inc.	6.450	06/15/21	4,066,012
3,000,000	Cincinnati Bell, Inc.	8.375	10/15/20	3,007,500
1,907,000	Crown Castle International Corp.	9.000	01/15/15	2,116,770
2,000,000	Crown Castle International Corp.	7.125	11/01/19	2,200,000
3,200,000	Embarq Corp.	7.082	06/01/16	3,640,295
3,300,000	Frontier Communications Corp.	8.250	04/15/17	3,572,250
3,300,000	Frontier Communications Corp.	8.500	04/15/20	3,448,500
1,500,000	GCI, Inc.	8.625	11/15/19	1,657,500
1,195,000	GeoEye, Inc.	9.625	10/01/15	1,314,500
2,900,000	Hughes Satellite Systems Corp.	6.500	06/15/19	3,117,500
4,500,000	MetroPCS Wireless, Inc. (United Kingdom)	6.625	11/15/20	4,342,500
2,200,000	NII Capital Corp. (United Kingdom)	10.000	08/15/16	2,475,000
2,500,000	NII Capital Corp.	7.625	04/01/21	2,337,500
732,000	SBA Telecommunications, Inc.	8.250	08/15/19	810,690
6,550,000	Sprint Capital Corp.	6.900	05/01/19	5,764,000
6,530,000	Sprint Nextel Corp.	6.000	12/01/16	5,958,625
3,150,000	Virgin Media Finance PLC (United Kingdom)	8.375	10/15/19	3,551,625
2,900,000	Virgin Media Finance PLC (United Kingdom)	9.500	08/15/16	3,262,500
3,500,000	Windstream Corp.	8.125	08/01/13	3,736,250
3,700,000	Windstream Corp.	7.750	10/15/20	3,977,500
				64,357,017
	Transportation—0.2%
1,800,000	Bristow Group, Inc.	7.500	09/15/17	1,890,000
	Total Corporate Bonds (Cost $863,074,513)			887,729,821

See Notes to Financial Statements.

37

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.5%
4,656,302	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $4,656,302)	$4,656,302
	Total Investments (Cost $867,730,815)—98.6%	892,386,123
	Other assets less liabilities—1.4%	12,580,802
	Net Assets—100.0%	$904,966,925

Investment Abbreviations:

MTN—Medium-Term Notes

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Security is exempt from registration under Rule 144A of Securities Act of 1933. This security may be resold in the transaction exempt from registration, typically to qualified institutional buyers.

See Notes to Financial Statements.

38

Portfolio Composition

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Banks	10.6
Insurance	8.9
Electric	7.7
Retail	7.7
Pharmaceuticals	7.3
Oil & Gas	6.9
Diversified Financial Services	5.3
Media	4.2
Aerospace/Defense	3.9
Food	3.2
Healthcare - Services	3.1
Healthcare - Products	2.7
Telecommunications	2.6
Agriculture	2.5
Software	2.3
Miscellaneous Manufacturing	1.9
Chemicals	1.8
Computers	1.8
Cosmetics/Personal Care	1.5
Transportation	1.4
Beverages	1.2
REITs	1.0
Semiconductors	1.0
Electronics	0.8
Forest Products & Paper	0.6
Oil & Gas Services	0.6
Money Market Fund	0.6
Iron/Steel	0.6
Gas	0.6
Pipelines	0.5
Auto Parts & Equipment	0.5
Machinery - Constructions & Mining	0.5
Internet	0.5
Biotechnology	0.5
Office/Business Equipment	0.5
Mining	0.5
Commercial Services	0.5
Environmental Control	0.5
Household Products/Wares	0.3
Other assets less liabilities	0.9

Schedule of Investments

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.5%
	Aerospace/Defense—3.9%
$50,000	Boeing Co. (The)	3.500%	02/15/15	$53,905
100,000	General Dynamics Corp.	3.875	07/15/21	110,629
100,000	Lockheed Martin Corp.	4.250	11/15/19	110,717
100,000	Northrop Grumman Corp.	1.850	11/15/15	101,709
350,000	United Technologies Corp.	4.875	05/01/15	391,531
50,000	United Technologies Corp.	4.500	04/15/20	58,029
				826,520
	Agriculture—2.5%
50,000	Altria Group, Inc.	9.700	11/10/18	67,979
100,000	Archer-Daniels-Midland Co.	4.479	03/01/21	114,989
100,000	Bunge Ltd. Finance Corp.	4.100	03/15/16	105,346
150,000	Lorillard Tobacco Co.	3.500	08/04/16	157,336
75,000	Philip Morris International, Inc.	5.650	05/16/18	89,850
				535,500
	Auto Parts & Equipment—0.5%
100,000	Johnson Controls, Inc.	5.500	01/15/16	113,353
	Banks—10.6%
100,000	Bank of America Corp., MTN	7.375	05/15/14	108,428
150,000	Bank of New York Mellon Corp. (The)	3.550	09/23/21	157,525
150,000	BB&T Corp., MTN	3.200	03/15/16	159,260

See Notes to Financial Statements.

39

Schedule of Investments (Continued)

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
$100,000	Capital One Financial Corp.	7.375%	05/23/14	$110,862
125,000	Citigroup, Inc.	5.500	04/11/13	129,367
150,000	Fifth Third Bancorp	3.625	01/25/16	159,233
100,000	Goldman Sachs Group, Inc. (The)	3.625	02/07/16	100,623
500,000	JPMorgan Chase & Co.	3.150	07/05/16	518,706
150,000	JPMorgan Chase & Co.	6.000	01/15/18	173,527
150,000	Morgan Stanley	4.750	04/01/14	151,256
125,000	PNC Funding Corp.	2.700	09/19/16	130,229
100,000	SunTrust Banks, Inc.	3.600	04/15/16	104,037
100,000	US Bancorp, MTN	4.125	05/24/21	111,042
125,000	Wells Fargo & Co.	5.625	12/11/17	146,839
				2,260,934
	Beverages—1.2%
100,000	Coca-Cola Co. (The)	5.350	11/15/17	120,452
100,000	PepsiCo, Inc.	7.900	11/01/18	135,868
				256,320
	Biotechnology—0.5%
100,000	Gilead Sciences, Inc.	4.500	04/01/21	109,682
	Chemicals—1.8%
40,000	Dow Chemical Co. (The)	8.550	05/15/19	53,114
100,000	Ecolab, Inc.	3.000	12/08/16	105,425
100,000	Ei DU Pont de Nemours & Co.	6.000	07/15/18	124,293
100,000	Sherwin-Williams Co. (The)	3.125	12/15/14	105,909
				388,741
	Commercial Services—0.5%
100,000	Block Financial LLC	7.875	01/15/13	104,060
	Computers—1.8%
100,000	Computer Sciences Corp.	6.500	03/15/18	108,375
100,000	Dell, Inc.	2.300	09/10/15	103,493
100,000	Hewlett-Packard Co.	6.125	03/01/14	108,273
50,000	International Business Machines Corp.	5.700	09/14/17	60,308
				380,449
	Cosmetics/Personal Care—1.5%
200,000	Avon Products, Inc.	5.625	03/01/14	211,692
100,000	Procter & Gamble Co. (The)	4.700	02/15/19	118,648
				330,340
	Diversified Financial Services—5.3%
100,000	American Express Credit Corp., MTN	2.750	09/15/15	103,844
100,000	BlackRock, Inc.	5.000	12/10/19	115,636
100,000	Caterpillar Financial Services Corp., MTN	6.125	02/17/14	109,840
100,000	Charles Schwab Corp. (The)	4.950	06/01/14	108,281
93,000	CME Group, Inc.	5.750	02/15/14	101,243
75,000	General Electric Capital Corp., MTN	5.625	05/01/18	87,039
450,000	Merrill Lynch & Co., Inc., MTN	6.875	04/25/18	502,074
				1,127,957

See Notes to Financial Statements.

40

Schedule of Investments (Continued)

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Electric—7.7%
$500,000	Consolidated Edison Co. of New York, Inc.	7.125%	12/01/18	$655,896
100,000	Consumers Energy Co.	6.700	09/15/19	127,630
50,000	Duke Energy Corp.	6.300	02/01/14	54,674
100,000	Exelon Corp.	4.900	06/15/15	109,503
100,000	Georgia Power Co.	4.250	12/01/19	111,499
100,000	NextEra Energy Capital Holdings, Inc.	7.875	12/15/15	120,384
30,000	Ohio Power Co.	5.375	10/01/21	34,894
100,000	Pacific Gas & Electric Co.	3.500	10/01/20	106,447
100,000	PPL Energy Supply LLC	4.600	12/15/21	103,615
100,000	Southern California Edison Co.	3.875	06/01/21	111,362
100,000	Virginia Electric And Power Co.	5.400	04/30/18	120,134
				1,656,038
	Electronics—0.8%
50,000	Honeywell International, Inc.	5.000	02/15/19	59,644
100,000	Thermo Fisher Scientific, Inc.	4.500	03/01/21	114,558
				174,202
	Environmental Control—0.5%
100,000	Waste Management, Inc.	2.600	09/01/16	103,417
	Food—3.2%
100,000	Campbell Soup Co.	4.250	04/15/21	111,912
100,000	ConAgra Foods, Inc.	5.875	04/15/14	109,294
50,000	General Mills, Inc.	5.200	03/17/15	55,926
100,000	General Mills, Inc.	5.700	02/15/17	119,130
100,000	Kraft Foods, Inc.	4.125	02/09/16	109,438
100,000	Kroger Co. (The)	6.150	01/15/20	122,744
50,000	SYSCO Corp.	5.250	02/12/18	59,765
				688,209
	Forest Products & Paper—0.6%
100,000	International Paper Co.	7.950	06/15/18	125,396
	Gas—0.6%
100,000	Sempra Energy	6.500	06/01/16	119,110
	Healthcare - Products—2.7%
100,000	Baxter International, Inc.	4.500	08/15/19	114,528
100,000	Becton Dickinson And Co.	1.750	11/08/16	102,250
100,000	Boston Scientific Corp.	6.000	01/15/20	116,961
100,000	Covidien International Finance SA (Luxembourg)	6.000	10/15/17	120,464
100,000	Medtronic, Inc.	4.450	03/15/20	114,460
				568,663
	Healthcare - Services—3.1%
100,000	Aetna, Inc.	6.000	06/15/16	116,349
100,000	Cigna Corp.	2.750	11/15/16	102,204
250,000	Coventry Health Care, Inc.	5.450	06/15/21	282,757
50,000	UnitedHealth Group, Inc.	6.000	02/15/18	61,065
100,000	WellPoint, Inc.	5.250	01/15/16	112,729
				675,104

See Notes to Financial Statements.

41

Schedule of Investments (Continued)

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Household Products/Wares—0.3%
$50,000	Kimberly-Clark Corp.	6.125%	08/01/17	$61,319
	Insurance—8.9%
100,000	Aflac, Inc.	8.500	05/15/19	132,326
125,000	Allstate Life Global Funding Trusts, MTN	5.375	04/30/13	130,953
100,000	American International Group, Inc.	4.250	09/15/14	104,460
150,000	Berkshire Hathaway Finance Corp.	5.400	05/15/18	177,576
110,000	Berkshire Hathaway, Inc.	3.200	02/11/15	117,214
100,000	Chubb Corp. (The)	5.750	05/15/18	122,448
150,000	Hartford Financial Services Group, Inc.	5.500	03/30/20	157,237
100,000	MetLife, Inc.	6.750	06/01/16	118,786
500,000	MetLife, Inc.	7.717	02/15/19	635,301
100,000	Prudential Financial, Inc., MTN	5.100	09/20/14	108,051
100,000	Travelers Cos., Inc. (The)	3.900	11/01/20	109,134
				1,913,486
	Internet—0.5%
100,000	Google, Inc.	3.625	05/19/21	110,505
	Iron/Steel—0.6%
100,000	Nucor Corp.	5.750	12/01/17	120,659
	Machinery - Construction & Mining—0.5%
100,000	Caterpillar, Inc.	3.900	05/27/21	111,122
	Media—4.2%
50,000	Comcast Corp.	5.150	03/01/20	58,436
100,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	3.500	03/01/16	105,666
300,000	Nbcuniversal Media LLC	5.150	04/30/20	345,760
100,000	News America, Inc.	5.300	12/15/14	110,565
100,000	Time Warner Cable, Inc.	8.250	04/01/19	130,434
50,000	Time Warner, Inc.	3.150	07/15/15	52,965
100,000	Walt Disney Co. (The), MTN	4.500	12/15/13	106,370
				910,196
	Mining—0.5%
100,000	Alcoa, Inc.	5.400	04/15/21	105,288
	Miscellaneous Manufacturing—1.9%
50,000	3M Co., MTN	4.375	08/15/13	52,563
100,000	Illinois Tool Works, Inc.	6.250	04/01/19	123,735
100,000	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	9.500	04/15/14	114,987
100,000	Tyco International Finance SA (Luxembourg)	6.000	11/15/13	107,609
				398,894
	Office/Business Equipment—0.5%
100,000	Pitney Bowes, Inc., MTN	5.750	09/15/17	105,525
	Oil & Gas—6.9%
100,000	Chevron Corp.	3.950	03/03/14	106,312
100,000	Chevron Corp.	4.950	03/03/19	120,238
500,000	ConocoPhillips	4.600	01/15/15	550,319
100,000	ConocoPhillips	5.750	02/01/19	123,405
100,000	Devon Energy Corp.	6.300	01/15/19	123,721

See Notes to Financial Statements.

42

Schedule of Investments (Continued)

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
$100,000	Hess Corp.	8.125%	02/15/19	$130,165
100,000	Marathon Oil Corp.	5.900	03/15/18	117,928
100,000	Occidental Petroleum Corp.	4.100	02/01/21	110,918
90,000	Valero Energy Corp.	6.125	02/01/20	104,838
				1,487,844
	Oil & Gas Services—0.6%
100,000	Halliburton Co.	6.150	09/15/19	123,355
	Pharmaceuticals—7.3%
125,000	Abbott Laboratories	5.875	05/15/16	147,800
100,000	AmerisourceBergen Corp.	3.500	11/15/21	104,771
100,000	Bristol-Myers Squibb Co.	5.450	05/01/18	120,867
100,000	Cardinal Health, Inc.	4.000	06/15/15	107,891
100,000	ELI Lilly & Co.	5.200	03/15/17	117,630
90,000	Johnson & Johnson	5.550	08/15/17	109,848
100,000	McKesson Corp.	3.250	03/01/16	107,896
75,000	Merck & Co., Inc.	5.000	06/30/19	89,642
500,000	Pfizer, Inc.	5.350	03/15/15	566,586
75,000	Pfizer, Inc.	6.200	03/15/19	94,620
				1,567,551
	Pipelines—0.5%
100,000	Spectra Energy Capital LLC	6.200	04/15/18	117,758
	REITs—1.0%
100,000	HCP, Inc.	3.750	02/01/16	104,526
100,000	Simon Property Group LP	5.750	12/01/15	112,912
				217,438
	Retail—7.7%
75,000	Costco Wholesale Corp.	5.500	03/15/17	90,058
75,000	CVS Caremark Corp.	5.750	06/01/17	88,729
150,000	Home Depot, Inc. (The)	4.400	04/01/21	170,838
100,000	Kohl's Corp.	6.250	12/15/17	120,488
100,000	Lowe's Cos., Inc.	5.400	10/15/16	116,887
100,000	McDonald's Corp., MTN	5.350	03/01/18	120,377
125,000	Target Corp.	6.000	01/15/18	153,804
100,000	Walgreen Co.	5.250	01/15/19	116,931
625,000	Wal-Mart Stores, Inc.	3.250	10/25/20	666,520
				1,644,632
	Semiconductors—1.0%
100,000	Intel Corp.	1.950	10/01/16	103,580
100,000	Texas Instruments, Inc.	2.375	05/16/16	105,279
				208,859
	Software—2.3%
100,000	BMC Software, Inc.	4.250	02/15/22	102,084
100,000	Fiserv, Inc.	3.125	06/15/16	103,556
150,000	Microsoft Corp.	3.000	10/01/20	161,799
100,000	Oracle Corp.	5.250	01/15/16	115,375
				482,814

See Notes to Financial Statements.

43

Schedule of Investments (Continued)

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Telecommunications—2.6%
$150,000	AT&T, Inc.	5.500%	02/01/18	$177,137
150,000	Cellco Partnership/Verizon Wireless Capital LLC	5.550	02/01/14	161,888
100,000	Cisco Systems, Inc.	4.450	01/15/20	115,166
100,000	Virgin Media Secured Finance PLC (United Kingdom)	6.500	01/15/18	109,500
				563,691
	Transportation—1.4%
100,000	FedEx Corp.	8.000	01/15/19	131,633
100,000	Union Pacific Corp.	4.000	02/01/21	109,085
50,000	United Parcel Service, Inc.	3.125	01/15/21	53,275
				293,993
	Total Corporate Bonds (Cost $20,786,419)			21,088,924
Number of Shares
	Money Market Fund—0.6%
121,037	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $121,037)			121,037
	Total Investments (Cost $20,907,456)—99.1%			21,209,961
	Other assets less liabilities—0.9%			192,743
	Net Assets—100.0%			$21,402,704

Investment Abbreviations:

MTN—Medium-Term Notes

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

44

Portfolio Composition

PowerShares Insured California Municipal Bond Portfolio (PWZ)

Revenue Type Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Ad Valorem Property Tax	34.0
Lease Revenue	15.0
Sales Tax Revenue	12.8
Hospital Revenue	7.6
Water Revenue	6.7
Sewer Revenue	4.9
Electric Power Revenue	4.8
Special Assessment	3.4
Special Tax	2.8
Miscellaneous Revenue	2.3
College Revenue	2.1
Highway Tolls Revenue	0.8
General Fund	0.8
Tax Increment Revenue	0.7
Other assets less liabilities	1.3

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio (PWZ)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—98.7%
	Ad Valorem Property Tax—34.0%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE	5.250%	08/01/39	$1,442,205
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	522,700
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	1,095,550
1,500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	1,668,105
500,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	523,655
1,500,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,657,890
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL RE	5.000	08/01/32	550,465
1,000,000	Los Angeles Unified School District (Tax & RAN) Ser. 11A	2.000	08/01/12	1,004,540
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	1,653,920
1,000,000	Peralta Community College District Ser.06A NATL RE	5.000	08/01/31	1,071,680
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	1,159,191
3,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	3,116,100
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	545,130
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	439,148
				16,450,279
	College Revenue—2.1%
500,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	535,515
450,000	University of California General Revenue Ser. 03A AMBAC	5.000	05/15/36	462,798
				998,313

See Notes to Financial Statements.

45

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio (PWZ)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Electric Power Revenue—4.8%
$800,000	Anaheim California Public Financing Auth. Rev. (Electric System Distribution Facilities) Ser. 02-A AGM	5.000%	10/01/31	$809,392
400,000	Los Angeles California Water & Power Rev. (Power System) Sub-Ser. 07A-1 AMBAC	5.000	07/01/39	424,208
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,088,880
				2,322,480
	General Fund—0.8%
400,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	400,320
	Highway Tolls Revenue—0.8%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	411,124
	Hospital Revenue—7.6%
500,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	519,285
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,047,410
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,095,240
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	1,008,050
				3,669,985
	Lease Revenue—15.0%
1,000,000	Carlsbad California University School District COP Ser. 09A AGC	5.000	10/01/34	1,090,330
1,500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	1,628,805
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	1,087,870
400,000	Los Angeles California Municipal Improvement Corp., Lease Rev. Police Headquarters Facility Ser. 06A NATL RE	4.250	01/01/37	391,004
500,000	Los Angeles California Municipal Improvement Corp., Lease Rev. Ser. 07B-1 NATL RE	4.750	08/01/37	504,945
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,119,060
400,000	Santa Clara Valley California Water District (COP Water Utility System Improvement) Ser. 07A NATL RE	5.000	06/01/37	422,156
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,026,730
				7,270,900
	Miscellaneous Revenue—2.3%
1,000,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	1,097,790
	Sales Tax Revenue—12.8%
1,500,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05-A AMBAC	5.000	07/01/35	1,620,855
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Subordinate Ser. 10C AGM	5.125	08/01/42	1,579,710
2,375,000	San Francisco Bay California Area Rapid Transit District Ser. 06 AGM	5.000	07/01/36	2,476,626
500,000	San Mateo County California Transit District (Sales Tax) Rev. Ref. Ser. 05A NATL RE	4.750	06/01/34	517,185
				6,194,376

See Notes to Financial Statements.

46

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio (PWZ)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Sewer Revenue—4.9%
$400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM	5.000%	09/15/32	$427,492
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	392,720
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	537,225
460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 AGM	5.000	06/01/32	476,261
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	526,585
				2,360,283
	Special Assessment—3.4%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,650,825
	Special Tax—2.8%
1,375,000	Tustin California Unified School District Special Tax Senior Lien (Community Facilities District No. 97-1) Ser. 02A AGM	5.000	09/01/38	1,382,453
	Tax Increment Revenue—0.7%
400,000	San Jose California Redevelopment Agency Tax Allocation Ref. (Merged Area Redevelopment Project) Ser. 06C NATL RE	4.250	08/01/30	347,432
	Water Revenue—6.7%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE	5.000	06/01/32	1,130,220
500,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	546,180
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	517,165
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	531,135
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	523,505
				3,248,205
	Total Investments (Cost $45,187,282)(a)—98.7%			47,804,765
	Other assets less liabilities—1.3%			625,377
	Net Assets—100.0%			$48,430,142

Investment Abbreviations:
Auth.—Authority
COP—Certificate of Participation
RAN—Revenue Anticipation Notes
Ref.—Refunding Bonds
Rev.—Revenue
Ser.—Series

Glossary of Terms:
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
BHAC—Berkshire Hathaway Assurance Corp.
FGIC—Financial Guaranty Insurance Co.
NATL RE—National Public Finance Guarantee Corp.

See Notes to Financial Statements.

47

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio (PWZ)

April 30, 2012 (Unaudited)

Notes to Schedule of Investments:

(a)  This table, as of April 30, 2012, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	40.8%
Assured Guaranty Corp.	23.7
National Public Finance Guarantee Corp.	20.8
American Municipal Bond Assurance Corp.	6.1

See Notes to Financial Statements.

48

Portfolio Composition

PowerShares Insured National Municipal Bond Portfolio (PZA)

State and Territory Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Alabama	1.4
Arizona	6.0
California	14.6
Colorado	3.3
Connecticut	0.1
District of Columbia	1.4
Florida	12.2
Georgia	4.5
Guam	0.5
Iowa	0.4
Illinois	4.4
Indiana	1.9
Kentucky	2.2
Louisiana	1.0
Massachusetts	0.2
Maryland	0.1
Maine	0.6
Michigan	1.9
Missouri	0.8
North Carolina	1.7
Nebraska	0.3
New Hampshire	0.2
New Jersey	6.8
New York	3.4
Ohio	0.6
Oregon	1.4
Pennsylvania	8.9
Puerto Rico	8.2
South Carolina	1.2
Texas	6.0
Virginia	0.2
Washington	1.6
Wisconsin	0.2
Other assets less liabilities	1.8

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio (PZA)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—98.2%
	Ad Valorem Property Tax—15.3%
$2,000,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000%	08/01/37	$2,090,800
2,150,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000	02/15/38	2,369,408
3,000,000	Beaver County Pennsylvania Ser. 09 AGM	5.550	11/15/31	3,319,620
3,000,000	California State Ser. 05 NATL RE	4.750	03/01/35	3,071,460
11,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/28	12,780,525
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/29	1,646,820
5,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	5,489,150
500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	556,035
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,633,320
1,000,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,105,260
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/35	2,047,740
500,000	Los Angeles Unified School District AMBAC	5.000	07/01/31	543,725
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,747,375
2,500,000	Philadelphia Pennsylvania Ser. 09B AGC	7.125	07/15/38	2,852,000
2,600,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	2,797,782
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	526,905
46,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	47,780,200
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	929,151
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	2,180,520
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM	5.250	08/01/32	2,676,875

See Notes to Financial Statements.

49

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio (PZA)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC	5.000%	08/01/34	$2,693,200
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	2,746,495
				104,584,366
	Auto Parking Revenue—0.7%
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/35	2,152,300
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/39	2,663,650
				4,815,950
	College Revenue—1.9%
3,000,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL RE	5.000	10/01/29	3,139,260
4,245,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC	5.000	06/15/38	4,431,780
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Rev. Ragin' Cajun Facilities (Housing & Parking Project) Ser. 10 AGM	5.500	10/01/41	1,086,110
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O	6.000	07/01/36	1,542,512
500,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	552,490
250,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	265,765
2,000,000	University of California Rev. Ser. 05C NATL RE	4.750	05/15/37	2,069,680
				13,087,597
	Electric Power Revenue—2.6%
3,000,000	Guam Power Auth. Rev. Ser. 10A (Guam) AGM	5.000	10/01/37	3,192,540
900,000	Kentucky State Municipal Power Agency System Rev. (Prairie State Project) Ser. 07A NATL RE	5.000	09/01/37	938,367
2,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	2,869,600
6,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 11A AGM	5.000	05/01/36	7,099,885
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC	5.375	04/01/39	2,302,806
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,088,880
				17,492,078
	General Fund—0.1%
500,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	500,400
	Highway Tolls Revenue—7.2%
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/40	8,113,725
500,000	Miami-Dade County Florida Expressway Auth. Toll System Rev. Ser. 06 AMBAC	5.000	07/01/37	520,325
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,716,310
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,412,920
16,000,000	North Texas Tollway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	17,485,280
3,000,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 11A	6.500	12/01/36	3,573,570
8,000,000	Pennsylvania State Turnpike Common Turnpike Rev. Subordinate Ser. 08C AGC	6.250	06/01/38	9,176,000
1,250,000	Puerto Rico Highway & Transportation Auth. Rev. Ref. Ser. 07CC AGM	5.250	07/01/32	1,434,650
				49,432,780
	Hospital Revenue—16.9%
15,500,000	Arizona State Health Facilities Auth. (Catholic Healthcare West) Ser. 11B2 AGM	5.000	03/01/41	16,242,605
500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children's Hospital) Ser. 09 AGC	6.000	06/01/34	578,770

See Notes to Financial Statements.

50

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio (PZA)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children's Hospital) Ser. 09 AGC	6.000%	06/01/39	$2,855,100
500,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	516,375
1,950,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	2,025,212
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,047,410
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	5,336,250
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub-Ser 05B AMBAC	5.500	04/01/37	2,762,775
5,000,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM	5.100	10/01/41	5,325,950
300,000	Connecticut State Health & Educational Facility Auth. (Yale - New Haven Hospital) Ser. 06J-1 AMBAC	5.000	07/01/31	319,065
1,570,000	District of Columbia Hospital Rev. (Children's Hospital Obligation Group) Ser. 08 AGC	5.250	07/15/38	1,652,064
3,000,000	District of Columbia Rev. (Medlantic/Helix-Remarketed) Ser. 98C AGM	5.000	08/15/38	3,122,580
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	3,219,690
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM	5.500	06/01/38	2,129,300
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	4,088,838
1,000,000	Illinois Finance Auth. Rev. (Carle Foundation) Ser. 11A AGM	6.000	08/15/41	1,090,520
1,000,000	Illinois Financing Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250	03/01/30	1,085,340
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM	5.250	05/15/41	1,787,295
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,736,150
5,500,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. (West Jefferson Medical Center) Ser. 98B AGM	5.250	01/01/28	5,984,935
2,000,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM	5.250	10/01/36	2,149,980
485,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL RE	4.750	07/01/36	498,231
8,270,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	9,354,693
4,500,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/41	4,575,690
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/45	2,033,640
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	10,893,000
500,000	New Jersey Health Care Facilities Financing Auth. Rev. Ref. (Barnabas Health) Ser. 11A	5.625	07/01/37	533,690
1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGM	5.250	11/15/35	1,081,580
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,649,500
985,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. (Unrefunded Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	1,026,469
15,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. Ref. (Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	19,005

See Notes to Financial Statements.

51

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio (PZA)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$1,000,000	Scottsdale Arizona Industrial Development Auth. Hospital Rev. (Scottsdale Healthcare) Remarketed Ser. 06C AGM	5.000%	09/01/35	$1,072,380
1,000,000	Scottsdale Arizona Industrial Development Auth. Hospital Rev. (Scottsdale Healthcare) Remarketed Ser. 06D AGM	5.000	09/01/39	1,025,480
2,250,000	South Carolina Jobs-Economic Development Auth. Hospital Facilities Rev. (Ref-Palmetto Health-Remarketed) Ser. 08A AGM	5.000	08/01/35	2,302,155
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,070,140
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. (Palmetto Health) Ser. 11A AGM	6.500	08/01/39	5,040,910
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC	5.375	07/01/35	1,083,290
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	480,024
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,194,525
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	941,247
1,475,000	Wisconsin Health & Educational Facilities Auth. Rev. (Gundersen Lutheran) Ser. 11A	5.250	10/15/39	1,568,707
				115,500,560
	Hotel Occupancy Tax—0.3%
2,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Hotel Ref. Ser. 10 AGM	5.000	02/01/35	2,087,720
	Lease Revenue—6.7%
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.000	10/01/27	2,192,920
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.250	10/01/28	2,233,600
3,000,000	Carlsbad California University School District COP Ser. 09A AGC	5.000	10/01/34	3,270,990
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	542,935
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	7,615,090
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	2,272,980
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC	5.375	02/01/34	541,180
14,880,000	Pueblo County Colorado COP (Judicial Complex Project) Ser. 12 AGM	5.000	09/15/42	16,197,773
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,476,240
5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750	11/15/29	5,274,900
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,026,730
				45,645,338
	Miscellaneous Revenue—8.3%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/28	8,249,925
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/29	8,207,700
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,753,675
2,000,000	Greater Arizona Development Auth. Infrastructure Rev. Ser. 05B NATL RE	5.000	08/01/35	2,089,900
1,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	1,004,210
1,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 11A AGM AGM	5.000	02/15/47	1,054,440
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/35	2,216,079

See Notes to Financial Statements.

52

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio (PZA)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$1,535,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000%	01/01/40	$1,664,753
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/33	1,098,440
5,545,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/38	6,013,442
1,500,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/42	1,623,390
4,500,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/42	4,887,315
1,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	1,086,370
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,240,210
12,535,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	13,760,798
				56,950,647
	Port, Airport & Marina Revenue—8.2%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/30	3,285,000
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/40	1,642,140
5,000,000	Chicago Illinois O'Hare International Airport Rev. (Ref-Third Indenture) Ser. 05A NATL RE	5.000	01/01/29	5,234,350
2,000,000	City of Cleveland Oh Airport System Revenue AGM	5.000	01/01/30	2,153,880
1,000,000	City of Cleveland Oh Airport System Revenue AGM	5.000	01/01/31	1,076,110
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,626,945
10,000,000	Miami-Dade County Florida Aviation Rev. Ser. 08B AGM	5.000	10/01/41	10,456,600
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/35	7,490,420
15,000,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/35	16,019,550
500,000	Port Authority of New York & New Jersey (Consolidated One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/37	538,615
2,500,000	Port of Seattle Rev. (Intermediate Lien) Ref. Ser. 05A NATL RE	5.000	03/01/35	2,619,250
1,500,000	Sacramento County California Airport System Senior Rev. Ser. 08A AGM	5.000	07/01/41	1,571,100
2,000,000	San Jose California Airport Rev. Ser. 07B AMBAC	5.000	03/01/37	2,057,700
				55,771,660
	Recreational Revenue—3.2%
9,000,000	Garden State Preservation Trust AGM	5.750	11/01/28	11,784,600
5,000,000	Miami-Dade County Florida Professional Sports Franchise Facilities Tax Ser. 09C AGC	5.375	10/01/28	5,558,900
4,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	4,645,680
				21,989,180
	Sales Tax Revenue—3.2%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/35	5,777,781
1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A AGM	5.000	11/01/34	1,650,930
400,000	Dallas Area Rapid Transit (SR Lien) Ser. 07 AMBAC	5.000	12/01/32	439,180
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL RE	6.500	07/01/30	2,488,492
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL RE	4.500	07/01/35	307,998
3,000,000	Metropolitan Atlanta Rapid Transit Auth. Georgia Sales Tax Rev. Ref. (Third Indenture) Ser. 07B AGM	5.000	07/01/37	3,268,320

See Notes to Financial Statements.

53

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio (PZA)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales Ref. (Regional Asset District) Ser. 10 AGM	5.000%	02/01/31	$3,281,460
2,500,000	Puerto Rico Sales Tax Financing Corp. (Sales Tax) Rev. First Subordinate Ser. 10A AGM	5.000	08/01/40	2,609,050
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	5.000	07/01/30	1,063,270
1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref-Measure A) Ser. 07A AMBAC	5.000	04/01/36	1,074,120
				21,960,601
	Sewer Revenue—2.8%
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,727,800
2,250,000	Detroit Michigan Sewer Disposal Rev. (Senior Lien-Remarketed) Ser. 03B AGM	7.500	07/01/33	2,772,247
2,500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	2,686,125
3,000,000	King County Washington Sewer Rev. Ser. 07 AGM	5.000	01/01/42	3,240,060
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	526,585
1,400,000	Sacramento County California Sanitation District Financing Auth. Rev. (County Sanitation District 1) Ser. 05 NATL RE	5.000	08/01/35	1,508,374
5,000,000	Sacramento County California Sanitation District Financing Auth. Rev. (Sacramento Regional County Sanitation) Ser. 06 NATL RE	5.000	12/01/36	5,394,950
				18,856,141
	Special Assessment—0.6%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,402,200
	Student Loan Revenue—0.6%
3,640,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	4,002,835
	Tax Increment Revenue—1.6%
1,000,000	Park Creek Metropolitan District Colorado Rev. (Senior Limited Property Tax) Ser. 11A AGM	6.125	12/01/41	1,142,060
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,558,407
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750	11/01/45	5,534,500
				11,234,967
	Transit Revenue—2.9%
500,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A AGM	5.750	11/15/32	513,390
1,755,000	Metropolitan Transportation Auth. New York Rev. Ser. 11A AGM	5.000	11/15/36	1,910,370
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	432,032
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	16,776,450
				19,632,242
	Water Revenue—15.1%
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	10,581,005
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,070,600
2,160,000	Bucks County Water & Sewer Auth. Rev. Ser. 11 AGM	5.000	12/01/41	2,380,989
2,250,000	Chicago Illinois Waterworks Rev. Ref. (Second Lien) Ser. 08 AGM	5.250	11/01/33	2,453,760
5,000,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM	5.000	10/01/41	5,384,700
3,000,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11A AGM	5.000	10/01/42	3,158,640

See Notes to Financial Statements.

54

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio (PZA)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	6.250%	07/01/36	$2,291,080
5,425,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	7.000	07/01/36	6,485,316
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,542,990
1,000,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	1,092,360
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/41	1,671,225
3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000	11/15/35	4,252,013
6,535,000	Indianapolis Indiana Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	7,199,152
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/27	1,149,280
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/29	22,683,200
1,500,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	4.625	10/01/30	1,620,855
1,000,000	New York City Municipal Water Finance Auth Water & Sewer System Rev. (Second General Resolution) Ser. 08DD	6.000	06/15/40	1,195,470
400,000	New York City New York Municipal Water Finance Auth. Water & Sewer Rev. (Second General Resolution) Ser. 11GG	5.000	06/15/43	438,292
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/36	2,681,325
5,000,000	North Fort Bend Water Auth. Texas Water System Rev. Ser. 09 AGC	5.250	12/15/34	5,594,600
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/40	2,147,400
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/40	938,429
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	3,209,340
1,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 12A	5.750	07/01/37	1,056,660
2,790,000	Riverside California Water Rev. Ser. 08B AGM	5.000	10/01/38	2,998,525
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	531,135
1,000,000	San Jacinto Texas River Auth. Special Project Rev. (GRP Project) Ser. 11 AGM	5.000	10/01/37	1,063,560
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	523,505
5,470,000	Town of Davie Florida Water & Sewer Rev. Ser. 11 AGM	5.000	10/01/41	5,931,012
				103,326,418
	Total Investments (Cost $622,379,798)(a)—98.2%			671,273,680
	Other assets less liabilities—1.8%			12,530,027
	Net Assets—100.0%			$683,803,707

Investment Abbreviations:
Auth.—Authority
COP—Certificate of Participation
RAC—Revenue Anticipation Certificates
Ref.—Refunding Bonds
Rev.—Revenue
Ser.  —Series

See Notes to Financial Statements.

55

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio (PZA)

April 30, 2012 (Unaudited)

Glossary of Terms:
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
BHAC—Berkshire Hathaway Assurance Corp.
NATL RE—National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

(a)  This table, as of April 30, 2012, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	59.5%
Assured Guaranty Corp.	29.5
National Public Finance Guarantee Corp.	5.5

See Notes to Financial Statements.

56

Portfolio Composition

PowerShares Insured New York Municipal Bond Portfolio (PZT)

Revenue Type Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Miscellaneous Revenue	20.5
Electric Power Revenue	10.9
College Revenue	10.0
Sales Tax Revenue	9.4
Highway Tolls Revenue	9.2
Transit Revenue	9.1
Ad Valorem Property Tax	5.3
Water Revenue	4.0
Recreational Revenue	3.8
Lease Revenue	3.7
Hospital Revenue	3.6
Port, Airport & Marina Revenue 3.4 Hotel Occupancy Tax 3.3 Income Tax Revenue 1.1 Other assets less liabilities	2.7

Schedule of Investments

PowerShares Insured New York Municipal Bond Portfolio (PZT)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—97.3%
	Ad Valorem Property Tax—5.3%
$1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250%	07/01/30	$1,076,070
400,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	421,524
1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	1,038,700
				2,536,294
	College Revenue—10.0%
1,500,000	New York State Dormitory Auth. Rev. (New York University) Ser. 01 AMBAC	5.500	07/01/40	1,982,055
2,000,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	2,209,960
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	531,530
				4,723,545
	Electric Power Revenue—10.9%
4,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	5,165,280
	Highway Tolls Revenue—9.2%
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/32	1,072,030
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL RE	5.000	01/01/37	631,962
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	411,124
1,000,000	Puerto Rico Highway & Transportation Auth. Rev. Ref. Ser. 07CC AGM	5.250	07/01/32	1,147,720
1,100,000	Triborough Bridge & Tunnel Auth. Rev. Ref. Ser. 02 NATL RE	5.000	11/15/32	1,122,979
				4,385,815

See Notes to Financial Statements.

57

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio (PZT)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Hospital Revenue—3.6%
$600,000	New York State Dormitory Auth. Rev. (Mental Health Services Facilities Improvement) Ser. 05B AMBAC	5.000%	02/15/30	$631,950
1,000,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser. 08A AGM	5.000	02/15/38	1,077,460
				1,709,410
	Hotel Occupancy Tax—3.3%
1,500,000	New York Convention Center Development Corp. Rev. (Hotel Unit Fee Secured) Ser. 05 AMBAC	5.000	11/15/44	1,548,945
	Income Tax Revenue—1.1%
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL RE	4.500	03/15/37	522,245
	Lease Revenue—3.7%
1,000,000	Puerto Rico Public Buildings Auth. Rev. Ref. (Government Facilities-Remarketed) Ser. 04K AGM	5.250	07/01/27	1,073,250
700,000	Rensselaer City School District Ser. 06 XLCA	5.000	06/01/36	704,333
				1,777,583
	Miscellaneous Revenue—20.5%
500,000	Erie County New York Industrial Development Agency School Facility Rev. (City School District of the city of Buffalo Project) Ser. 03A AGM	5.750	05/01/28	572,065
1,100,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	1,104,631
4,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 11A AGM AGM	5.000	02/15/47	4,217,760
2,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,172,740
1,000,000	New York City New York Transitional Finance Auth. Building Aid Rev. (Fiscal 2007) Ser. 06S-1 NATL RE	5.000	07/15/36	1,058,660
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL RE	4.250	01/15/34	616,698
				9,742,554
	Port, Airport & Marina Revenue—3.4%
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/33	1,092,910
500,000	Port Authority of New York & New Jersey (Consolidated One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/37	538,615
				1,631,525
	Recreational Revenue—3.8%
1,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	1,161,420
600,000	New York City Trust for Cultural Resources Rev. (American Museum of National History) Ser. 04A NATL RE	5.000	07/01/44	621,462
				1,782,882
	Sales Tax Revenue—9.4%
1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Subordinate Ser. 10C AGM	5.125	08/01/42	1,511,256
2,690,000	Sales Tax Asset Receivables Corp. Ser. 04A AMBAC	5.000	10/15/32	2,928,549
				4,439,805

See Notes to Financial Statements.

58

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio (PZT)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Transit Revenue—9.1%
$2,005,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A AGM	5.750%	11/15/32	$2,058,694
1,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 11A AGM	5.000	11/15/36	1,632,795
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL RE	4.750	11/15/37	619,422
				4,310,911
	Water Revenue—4.0%
1,100,000	Nassau County New York Sewer & Storm Water Finance Auth. System Rev. Ser. 08A BHAC	5.375	11/01/28	1,256,607
600,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07A AGM	4.250	06/15/39	622,320
				1,878,927
	Total Investments (Cost $42,980,703)(a)—97.3%			46,155,721
	Other assets less liabilities—2.7%			1,257,451
	Net Assets—100.0%			$47,413,172

Investment Abbreviations:
Auth.—Authority
Ref.—Refunding Bonds
Rev.—Revenue
Ser.—Series

Glossary of Terms:
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
BHAC—Berkshire Hathaway Assurance Corp.
FGIC—Financial Guaranty Insurance Co.
NATL RE—National Public Finance Guarantee Corp.
XLCA—XL Capital Assurance, Inc.

Notes to Schedule of Investments:

(a)  This table, as of April 30, 2012, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	46.3%
American Municipal Bond Assurance Corp.	15.4
Berkshire Hathaway Assurance Corp.	13.9
National Public Finance Guarantee Corp.	13.6
Assured Guaranty Corp.	8.4

See Notes to Financial Statements.

59

Portfolio Composition

PowerShares International Corporate Bond Portfolio (PICB)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Banks	43.1
Electric	14.2
Telecommunications	12.7
Oil & Gas	2.7
Agriculture	2.7
Pharmaceuticals	2.4
Commercial Services	2.0
Insurance	1.9
Gas	1.8
Sovereign	1.7
Food	1.6
Engineering & Construction	1.6
Water	1.5
Auto Manufacturers	1.1
Media	1.1
Diversified Financial Services	0.8
Distribution/Wholesale	0.7
Build Materials	0.6
Miscellaneous Manufacturing	0.6
Transportation	0.5
Iron/Steel	0.5
Mining	0.4
Aerospace/Defense	0.4
Beverages	0.4
Country Funds	0.3
Savings & Loans	0.3
Energy - Alternate Sources	0.2
Holdings Companies - Diversified	2.2
Other assets less liabilities

Schedule of Investments

PowerShares International Corporate Bond Portfolio (PICB)

April 30, 2012 (Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds—97.8%
		Australia—4.0%
EUR	150,000	Australia & New Zealand Banking Group Ltd., Series E, MTN	3.750%	03/10/17	$210,824
EUR	150,000	Commonwealth Bank of Australia, Series E, MTN	4.375	02/25/20	217,113
AUD	200,000	National Australia Bank Ltd.	8.250	05/20/13	216,794
AUD	1,150,000	National Australia Bank Ltd., Series DIP	6.750	09/16/14	1,250,652
EUR	150,000	National Australia Bank Ltd., Series G, MTN	4.000	07/13/20	211,454
EUR	100,000	Telstra Corp. Ltd., Series E, MTN	4.750	03/21/17	150,690
AUD	500,000	Westpac Banking Corp., MTN	7.250	11/18/16	560,453
EUR	350,000	Westpac Banking Corp., Series E, MTN	4.250	09/22/16	503,331
EUR	200,000	Westpac Banking Corp., Series E, MTN	4.125	05/25/18	286,222
GBP	150,000	Westpac Banking Corp., Series E, MTN	5.000	10/21/19	260,414
					3,867,947

See Notes to Financial Statements.

60

Schedule of Investments (Continued)

PowerShares International Corporate Bond Portfolio (PICB)

April 30, 2012 (Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (Continued)
		Austria—0.4%
EUR	150,000	Erste Group Bank AG, Series E, MTN	4.750%	09/18/13	$206,927
EUR	150,000	Hypo Alpe-Adria-Bank International AG, Series E, MTN	4.375	01/24/17	202,507
					409,434
		Belgium—0.3%
EUR	200,000	Fortis Bank SA/NV, Series E, MTN	5.757	10/04/17	274,332
		Canada—12.4%
CAD	125,000	Bank of Montreal, Series DPNT	3.930	04/27/15	133,097
CAD	400,000	Bank of Montreal, Series DPNT	3.490	06/10/16	420,734
CAD	550,000	Bank of Montreal, Series DPNT	2.960	08/02/16	565,777
CAD	150,000	Bank of Montreal, Series DPNT	6.020	05/02/18	178,840
CAD	325,000	Bank of Nova Scotia	3.610	02/22/16	342,975
CAD	1,000,000	Bank of Nova Scotia, Series DPNT	3.340	03/25/15	1,045,994
CAD	200,000	Bank of Nova Scotia, Series DPNT	2.740	12/01/16	203,891
CAD	100,000	Bell Canada, MTN	4.850	06/30/14	106,838
CAD	275,000	Bell Canada	3.600	12/02/15	288,158
CAD	425,000	Bell Canada	4.400	03/16/18	460,658
CAD	200,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT, MTN	3.100	03/02/15	207,569
CAD	450,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	3.400	01/14/16	470,583
CAD	600,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	2.650	11/08/16	609,098
CAD	500,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT, MTN	3.950	07/14/17	536,677
CAD	300,000	CDP Financial, Inc.	4.600	07/15/20	336,032
CAD	250,000	Manulife Financial Corp., MTN	4.896	06/02/14	263,642
CAD	150,000	Rogers Communications, Inc.	5.800	05/26/16	169,530
CAD	625,000	Rogers Communications, Inc.	5.340	03/22/21	704,407
CAD	500,000	Royal Bank of Canada	3.770	03/30/18	535,903
CAD	250,000	Royal Bank of Canada, Series DPNT	3.360	01/11/16	261,615
CAD	350,000	Royal Bank of Canada, Series DPNT, MTN	3.030	07/26/16	361,942
CAD	300,000	Royal Bank of Canada, Series DPNT	2.680	12/08/16	305,226
CAD	700,000	Royal Bank of Canada, Series DPNT	3.660	01/25/17	742,186
CAD	350,000	Royal Bank of Canada, Series DPNT	2.580	04/13/17	353,008
CAD	350,000	Shaw Communications, Inc.	5.650	10/01/19	394,925
CAD	450,000	Shaw Communications, Inc.	6.750	11/09/39	478,718
CAD	150,000	TELUS Corp.	5.050	12/04/19	169,966
CAD	500,000	TELUS Corp.	5.050	07/23/20	563,318
CAD	450,000	Toronto-Dominion Bank (The), Series DPNT	2.948	08/02/16	464,904
GBP	200,000	Xstrata Canada Financial Corp., Series E, MTN	7.375	05/27/20	391,665
					12,067,876
		Cayman Islands—0.4%
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., Series E, MTN	5.500	02/11/41	358,095
		Denmark—0.8%
EUR	250,000	Carlsberg Breweries A/S, Series E, MTN	3.375	10/13/17	347,203
EUR	150,000	Danske Bank A/S, Series E, MTN	3.875	05/18/16	206,385
GBP	150,000	TDC A/S, MTN	5.625	02/23/23	273,316
					826,904
		Finland—0.1%
EUR	100,000	Nokia OYJ, Series E, MTN	5.500	02/04/14	131,909

See Notes to Financial Statements.

61

Schedule of Investments (Continued)

PowerShares International Corporate Bond Portfolio (PICB)

April 30, 2012 (Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (Continued)
		France—16.0%
EUR	150,000	Areva SA, Series E, MTN	3.875%	09/23/16	$198,086
EUR	150,000	Autoroutes du Sud de la France SA, MTN	5.625	07/04/22	231,573
EUR	100,000	AXA SA, Series E, MTN	4.500	01/23/15	140,952
EUR	200,000	Banque Federative Du Credit Mutuel SA, Series E, MTN	4.000	10/22/20	239,094
EUR	100,000	Banque PSA Finance SA, Series E, MTN	4.250	02/25/16	131,919
EUR	350,000	BNP Paribas SA, Series E, MTN	3.500	03/07/16	483,216
EUR	200,000	BNP Paribas SA, Series E, MTN	5.431	09/07/17	279,296
EUR	500,000	BNP Paribas SA, Series emtn, MTN	3.750	11/25/20	686,279
EUR	100,000	Bouygues SA	6.125	07/03/15	149,686
EUR	100,000	Bouygues SA	4.250	07/22/20	141,547
EUR	150,000	BPCE SA, Series E, MTN	2.875	09/22/15	202,047
EUR	100,000	Caisse Centrale Du Credit Immobilier de France, MTN	3.750	03/10/14	134,261
EUR	150,000	Carrefour SA, Series E, MTN	4.000	04/09/20	200,831
EUR	100,000	Carrefour SA, Series E, MTN	3.875	04/25/21	131,975
EUR	150,000	Casino Guichard Perrachon SA, Series E, MTN	4.481	11/12/18	209,119
EUR	150,000	Cie de St-Gobain, Series E, MTN	3.500	09/30/15	207,936
EUR	150,000	Cie Financiere et Industrielle des Autoroutes	5.000	05/24/21	223,634
EUR	350,000	Credit Agricole SA, Series E, MTN	5.971	02/01/18	460,556
EUR	150,000	Credit Agricole SA, Series emtn, MTN	5.875	06/11/19	192,656
EUR	100,000	Credit Agricole SA/London, Series E, MTN	3.625	03/08/16	136,529
EUR	200,000	Credit Agricole SA/London, Series E, MTN	5.125	04/18/23	286,239
EUR	100,000	Credit Mutuel Arkea Sac, Series E, MTN	5.000	06/28/17	144,364
EUR	100,000	Dexia Credit Local SA, Series E, MTN	5.375	07/21/14	117,588
EUR	500,000	Electricite de France SA, Series E, MTN	6.250	01/25/21	818,196
EUR	400,000	Electricite de France SA, Series E, MTN	4.625	09/11/24	580,684
GBP	400,000	Electricite de France SA, Series E, MTN	6.250	05/30/28	737,651
GBP	500,000	Electricite de France SA, Series E, MTN	6.125	06/02/34	891,256
GBP	300,000	Electricite de France SA, Series E, MTN	5.500	03/27/37	486,635
GBP	200,000	Electricite de France SA, Series E, MTN	5.500	10/17/41	322,739
EUR	75,000	France Telecom SA, Series E, MTN	4.750	02/21/17	111,452
EUR	1,000,000	France Telecom SA, Series E, MTN	3.875	04/09/20	1,415,581
GBP	150,000	France Telecom SA, Series E, MTN	8.125	11/20/28	336,381
EUR	200,000	GDF Suez, Series E, MTN	6.875	01/24/19	337,785
EUR	1,000,000	GDF Suez, Series E, MTN	3.500	10/18/22	1,388,773
EUR	100,000	Gie GDF Suez Alliance, Series E, MTN	5.750	06/24/23	166,013
EUR	100,000	LVMH Moet Hennessy Louis Vuitton SA, Series E, MTN	4.375	05/12/14	140,911
EUR	100,000	Societe des Autoroutes Paris-Rhin-Rhone, Series E, MTN	5.000	01/12/17	141,086
EUR	50,000	Societe Generale SA, Series E, MTN	3.750	08/21/14	68,486
EUR	200,000	Societe Generale SA, Series E, MTN	4.000	04/20/16	274,704
EUR	150,000	Societe Generale SA, Series E, MTN	3.125	09/21/17	196,630
GBP	300,000	Societe Generale SA, Series E, MTN	5.400	01/30/18	431,488
EUR	300,000	Societe Generale SA, Series E, MTN	4.750	03/02/21	419,227
EUR	100,000	Suez Environnement Co., Series E, MTN	4.078	05/17/21	145,380
EUR	100,000	Veolia Environnement SA, Series E, MTN	4.375	01/16/17	144,098
GBP	350,000	Veolia Environnement SA, Series E, MTN	6.125	10/29/37	626,372
EUR	100,000	Vivendi SA, Series E, MTN	3.500	07/13/15	135,927
					15,646,838
		Germany—1.6%
EUR	100,000	Bertelsmann AG	4.750	09/26/16	147,915
EUR	150,000	Commerzbank AG, Series E, MTN	3.875	03/22/17	207,354

See Notes to Financial Statements.

62

Schedule of Investments (Continued)

PowerShares International Corporate Bond Portfolio (PICB)

April 30, 2012 (Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (Continued)
EUR	250,000	Commerzbank AG, Series E, MTN	4.000%	09/16/20	$337,966
EUR	150,000	Deutsche Bank AG, Series E, MTN	5.125	08/31/17	225,565
EUR	150,000	Deutsche Bank AG, Series E, MTN	5.000	06/24/20	200,923
EUR	100,000	Merck Financial Services GMBH, Series E, MTN	4.500	03/24/20	151,071
EUR	100,000	Metro AG, Series E, MTN	7.625	03/05/15	153,433
EUR	100,000	Volkswagen Leasing GMBH, Series E, MTN	2.750	07/13/15	137,370
					1,561,597
		Italy—7.2%
EUR	300,000	Assicurazioni Generali SpA, Series E, MTN	5.125	09/16/24	385,189
EUR	100,000	Atlantia SpA, Series E, MTN	5.000	06/09/14	139,219
EUR	700,000	Atlantia SpA, Series E, MTN	3.375	09/18/17	924,861
EUR	100,000	Banco Popolare SC	4.000	04/06/13	131,436
EUR	100,000	Banco Popolare SC, Series E, MTN	4.125	10/22/14	129,535
GBP	650,000	Enel SpA, Series E, MTN	6.250	06/20/19	1,075,798
EUR	400,000	ENI SpA	4.125	09/16/19	554,506
EUR	350,000	ENI SpA, Series E, MTN	3.500	01/29/18	477,778
EUR	100,000	Intesa Sanpaolo SpA, Series E, MTN	5.375	12/19/13	136,118
EUR	200,000	Intesa Sanpaolo SpA, Series E, MTN	3.375	01/19/15	260,467
EUR	400,000	Intesa Sanpaolo SpA, Series E, MTN	4.125	01/14/16	518,925
EUR	100,000	Intesa Sanpaolo SpA, Series E, MTN	5.150	07/16/20	123,858
EUR	200,000	Intesa Sanpaolo SpA, Series G, MTN	4.000	11/08/18	246,092
EUR	300,000	Telecom Italia SpA, MTN	5.125	01/25/16	407,883
GBP	200,000	Telecom Italia SpA, Series E, MTN	7.375	12/15/17	332,370
EUR	400,000	Telecom Italia SpA, Series E, MTN	5.250	02/10/22	507,723
EUR	100,000	Terna Rete Elettrica Nazionale SpA, Series E, MTN	4.750	03/15/21	138,290
EUR	100,000	Unicredit SpA, Series E, MTN	5.250	01/14/14	135,213
EUR	300,000	UniCredit SpA, Series E, MTN	5.750	09/26/17	375,346
					7,000,607
		Japan—2.4%
JPY	50,000,000	Development Bank of Japan	1.650	06/20/12	627,463
JPY	10,000,000	Development Bank of Japan	1.600	06/20/14	129,138
JPY	20,000,000	Development Bank of Japan	1.750	03/17/17	268,098
JPY	50,000,000	Development Bank of Japan	1.050	06/20/23	631,623
JPY	20,000,000	East Japan Railway Co., Series 3	3.950	02/25/16	284,984
JPY	40,000,000	Tokyo Electric Power Co., Inc. (The), Series 517	1.355	06/15/15	427,203
					2,368,509
		Jersey Islands—1.3%
GBP	650,000	BAA Funding Ltd., Series E, MTN	6.750	12/03/26	1,249,522
		Luxembourg—2.2%
EUR	200,000	ArcelorMittal	9.375	06/03/16	313,386
EUR	150,000	ArcelorMittal, Series E, MTN	4.625	11/17/17	204,373
EUR	250,000	Finmeccanica Finance SA, Series E, MTN	8.125	12/03/13	355,977
EUR	100,000	Glencore Finance Europe SA	4.125	04/03/18	137,815
EUR	400,000	Glencore Finance Europe SA, Series E, MTN	5.250	03/22/17	570,450
CHF	325,000	Nestle Finance International Ltd., Series E, MTN	2.000	08/05/13	365,861
EUR	100,000	Novartis Finance SA, Series E, MTN	4.250	06/15/16	149,091
					2,096,953

See Notes to Financial Statements.

63

Schedule of Investments (Continued)

PowerShares International Corporate Bond Portfolio (PICB)

April 30, 2012 (Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (Continued)
		Netherlands—14.7%
EUR	200,000	ABN AMRO Bank NV, Series E, MTN	4.250%	04/11/16	$282,295
EUR	550,000	ABN AMRO Bank NV, Series E, MTN	3.625	10/06/17	752,030
EUR	250,000	Allianz Finance II BV, Series E, MTN	4.750	07/22/19	378,296
EUR	200,000	BMW Finance NV, Series E, MTN	3.875	01/18/17	288,711
EUR	650,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	3.375	04/21/17	900,812
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	4.750	01/15/18	442,730
EUR	150,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	3.500	10/17/18	207,177
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	4.125	01/12/21	421,730
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series G, MTN	4.125	01/14/20	705,461
EUR	600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series G, MTN	3.750	11/09/20	774,734
EUR	150,000	Deutsche Bahn Finance BV, MTN	4.875	03/12/19	234,362
EUR	500,000	Deutsche Telekom International Finance BV, Series E, MTN	4.250	07/13/22	737,019
EUR	1,100,000	E.ON International Finance BV, Series E, MTN	5.750	05/07/20	1,822,003
EUR	100,000	ENEL Finance International NV, Series E, MTN	4.125	07/12/17	133,984
EUR	250,000	ENEL Finance International NV, Series E, MTN	5.000	09/14/22	334,657
EUR	600,000	ENEL Finance International NV, Series G, MTN	5.750	10/24/18	852,092
EUR	100,000	Fortis Bank Nederland NV, Series E, MTN	4.000	02/03/15	139,229
EUR	100,000	ING Bank NV	3.375	03/03/15	137,571
EUR	300,000	ING Bank NV, Series E, MTN	3.875	05/24/16	418,113
GBP	150,000	ING Bank NV, Series E, MTN	5.375	04/15/21	252,916
EUR	250,000	ING Groep NV, Series E, MTN	4.750	05/31/17	353,716
EUR	200,000	KBC Internationale Financieringsmaatschappij NV, Series EMTN, MTN	3.875	03/31/15	266,812
EUR	100,000	Koninklijke KPN NV, Series G, MTN	4.000	06/22/15	141,686
EUR	150,000	Koninklijke KPN NV, Series G, MTN	3.750	09/21/20	202,183
GBP	250,000	Koninklijke KPN NV, Series G, MTN	5.750	09/17/29	426,432
EUR	200,000	Repsol International Finance BV, Series E, MTN	6.500	03/27/14	277,808
EUR	100,000	RWE Finance BV, Series E, MTN	6.625	01/31/19	168,289
GBP	450,000	RWE Finance BV, Series E, MTN	5.500	07/06/22	826,667
GBP	200,000	RWE Finance BV, Series E, MTN	6.250	06/03/30	390,827
EUR	250,000	Shell International Finance BV, Series E, MTN	4.375	05/14/18	382,216
EUR	90,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.125	02/20/17	138,734
EUR	250,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.625	06/11/18	402,596
EUR	100,000	Volkswagen International Finance NV, Series E, MTN	7.000	02/09/16	158,003
					14,351,891
		Norway—0.9%
EUR	275,000	DnB NOR Bank ASA, Series E, MTN	3.875	06/29/20	385,969
EUR	250,000	Statoil ASA, Series E, MTN	5.625	03/11/21	420,672
EUR	50,000	Telenor ASA, Series E, MTN	4.875	05/29/17	76,483
					883,124
		Spain—5.4%
EUR	100,000	Abertis Infraestructuras SA	4.625	10/14/16	133,097
EUR	100,000	Abertis Infraestructuras SA	5.125	06/12/17	133,900
EUR	100,000	BBVA Senior Finance SAU, Series G, MTN	3.250	04/23/15	128,323
EUR	150,000	BBVA Senior Finance SAU, Series G, MTN	3.875	08/06/15	195,144

See Notes to Financial Statements.

64

Schedule of Investments (Continued)

PowerShares International Corporate Bond Portfolio (PICB)

April 30, 2012 (Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (Continued)
EUR	100,000	Gas Natural Capital Markets SA, Series E, MTN	5.250%	07/09/14	$137,372
EUR	150,000	Gas Natural Capital Markets SA, Series E, MTN	4.375	11/02/16	198,198
EUR	200,000	Iberdrola Finanzas Sau, Series E, MTN	4.125	03/23/20	255,675
GBP	400,000	Iberdrola Finanzas Sau, Series E, MTN	7.375	01/29/24	708,784
EUR	200,000	Santander International Debt SA Unipersonal	4.250	04/07/14	265,704
EUR	100,000	Santander International Debt SA Unipersonal, MTN	3.500	08/12/14	130,637
EUR	300,000	Santander International Debt SA Unipersonal, Series E, MTN	4.500	05/18/15	394,674
EUR	100,000	Santander International Debt SA Unipersonal, Series E, MTN	4.125	10/04/17	126,662
EUR	200,000	Telefonica Emisiones Sau, MTN	4.750	02/07/17	268,870
GBP	300,000	Telefonica Emisiones Sau, Series E, MTN	5.289	12/09/22	425,951
EUR	250,000	Telefonica Emisiones SAU, Series E, MTN	3.406	03/24/15	331,790
EUR	100,000	Telefonica Emisiones SAU, Series E, MTN	4.693	11/11/19	129,902
EUR	1,000,000	Telefonica Emisiones SAU, Series G, MTN	3.661	09/18/17	1,274,790
					5,239,473
		Sweden—2.4%
EUR	200,000	Nordea Bank AB, Series E, MTN	2.750	08/11/15	275,155
EUR	100,000	Nordea Bank AB, Series E, MTN	4.500	03/26/20	131,854
EUR	100,000	Skandinaviska Enskilda Banken AB, Series G, MTN	5.500	05/06/14	142,962
SEK	3,000,000	Swedish Match AB, Series E, MTN	4.340	07/12/15	458,280
EUR	300,000	Vattenfall AB, Series E, MTN	6.250	03/17/21	514,456
GBP	200,000	Vattenfall AB, Series E, MTN	6.875	04/15/39	441,645
SEK	1,000,000	Volvo Treasury AB, Series E, MTN	4.500	04/04/14	152,022
EUR	150,000	Volvo Treasury AB, Series E, MTN	5.000	05/31/17	224,083
					2,340,457
		Switzerland—4.8%
EUR	150,000	Credit Suisse AG/Guernsey, Series E, MTN	2.875	09/24/15	206,092
EUR	375,000	Credit Suisse AG/London, Series E, MTN	3.875	01/25/17	530,572
EUR	300,000	Credit Suisse AG/London, Series E, MTN	4.750	08/05/19	445,215
CHF	300,000	Holcim Ltd., Series E, MTN	4.000	12/09/13	342,429
CHF	600,000	Roche Kapitalmarkt AG	4.500	03/23/17	779,788
CHF	700,000	Swisscom AG	3.250	09/14/18	864,736
CHF	150,000	Swisscom AG, Series 1	3.500	04/08/14	174,599
EUR	375,000	UBS AG/London, Series E, MTN	3.500	07/15/15	521,174
GBP	250,000	UBS AG/London, Series E, MTN	6.375	07/20/16	447,448
GBP	100,000	UBS AG/London, Series E, MTN	6.625	04/11/18	183,970
EUR	100,000	UBS AG/London, Series E, MTN	6.000	04/18/18	154,392
					4,650,415
		United Kingdom—20.1%
EUR	400,000	Abbey National Treasury Services PLC/London, Series E, MTN	3.375	10/20/15	525,188
GBP	400,000	Bank of Scotland PLC	9.375	05/15/21	637,905
EUR	150,000	Barclays, Series E, MTN	4.125	03/15/16	211,246
GBP	950,000	Barclays Bank PLC, Series E, MTN	10.000	05/21/21	1,702,856
GBP	500,000	Barclays Bank PLC, Series E, MTN	5.750	08/17/21	862,703
GBP	150,000	BAT International Finance PLC, Series E, MTN	6.000	11/24/34	287,354
GBP	200,000	BAT International Finance PLC, Series E, MTN	7.250	03/12/24	420,112
GBP	200,000	BG Energy Capital PLC, Series E, MTN	5.000	11/04/36	341,882
EUR	150,000	BP Capital Markets PLC, Series E, MTN	3.830	10/06/17	216,069
GBP	200,000	British Telecommunications PLC, MTN	8.500	12/07/16	396,680
GBP	200,000	British Telecommunications PLC	5.750	12/07/28	353,501
EUR	100,000	British Telecommunications PLC, Series E, MTN	6.500	07/07/15	151,939

See Notes to Financial Statements.

65

Schedule of Investments (Continued)

PowerShares International Corporate Bond Portfolio (PICB)

April 30, 2012 (Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (Continued)
GBP	750,000	Centrica PLC, Series E, MTN	6.375%	03/10/22	$1,461,878
GBP	500,000	GlaxoSmithKline Capital PLC, Series E, MTN	5.250	12/19/33	940,601
GBP	200,000	GlaxoSmithKline Capital PLC, Series E, MTN	6.375	03/09/39	428,164
AUD	200,000	HSBC Bank PLC	6.750	03/12/15	218,115
EUR	200,000	HSBC Bank PLC, Series E, MTN	3.750	11/30/16	287,098
EUR	150,000	HSBC Bank PLC, Series E, MTN	3.875	10/24/18	215,596
GBP	250,000	HSBC Holdings PLC	6.750	09/11/28	424,158
GBP	750,000	HSBC Holdings PLC, Series E, MTN	6.500	05/20/24	1,415,492
GBP	350,000	HSBC Holdings PLC, Series E, MTN	5.750	12/20/27	546,896
GBP	300,000	Imperial Tobacco Finance PLC, Series E, MTN	7.750	06/24/19	607,317
GBP	200,000	Imperial Tobacco Finance PLC, Series E, MTN	9.000	02/17/22	444,427
GBP	250,000	Imperial Tobacco Finance PLC, Series E, MTN	5.500	09/28/26	442,794
EUR	250,000	Lloyds TSB Bank PLC, Series E, MTN	5.375	09/03/19	349,030
GBP	550,000	Lloyds TSB Bank PLC, Series E, MTN	7.625	04/22/25	761,196
EUR	200,000	Nationwide Building Society, MTN	3.750	01/20/15	274,172
GBP	100,000	Old Mutual PLC, Series E, MTN	7.125	10/19/16	181,649
GBP	125,000	Old Mutual PLC, Series E, MTN	8.000	06/03/21	204,213
GBP	200,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.375	04/29/14	343,405
GBP	1,000,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.000	05/17/17	1,724,106
GBP	500,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.875	05/17/25	852,912
GBP	100,000	Sse PLC, Series E, MTN	8.375	11/20/28	233,189
EUR	300,000	Standard Chartered PLC, MTN	3.625	12/15/15	422,576
EUR	150,000	Standard Chartered PLC	3.875	10/20/16	211,621
GBP	275,000	Tesco PLC, Series E, MTN	6.125	02/24/22	516,593
					19,614,633
		United States—0.4%
EUR	100,000	BMW US Capital LLC, Series E, MTN	5.000	05/28/15	146,726
EUR	200,000	Zurich Finance USA, Inc., Series E, MTN	4.500	09/17/14	282,744
					429,470
		Total Investments (Cost $94,638,567)—97.8%			95,369,986
		Other assets less liabilities—2.2%			2,175,775
		Net Assets—100.0%			$97,545,761

Investment Abbreviations:
DIP—Debt Issuance Program
DPNT—Deposit Notes
MTN—Medium-Term Notes

Currency Legend:
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro
GBP—British Pound
JPY—Japanese Yen
SEK—Swedish Krona

Notes to Schedule of Investments:

(a)  Foreign denominated security. Principal amount denominated in currency indicated.

See Notes to Financial Statements.

66

Portfolio Composition

PowerShares Preferred Portfolio (PGX)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Banks	49.0
Diversified Financial Services	19.1
Insurance	16.9
REITs	6.8
Electric	4.4
Telecommunications	2.0
Investment Companies	0.6
Money Market Fund	0.6
Oil & Gas	0.3
Savings & Loans	0.3
Chemicals	0.1
Liabilities less of other assets	(0.1)

Schedule of Investments

PowerShares Preferred Portfolio (PGX)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests—99.5%
	Banks—49.0%
194,521	Ally Financial, Inc., 7.25%	$4,508,997
123,205	Ally Financial, Inc., 7.30%	2,876,837
6,030	Ally Financial, Inc., 7.35%	140,137
34,750	Ally Financial, Inc., 7.38%	812,107
435,231	BAC Capital Trust VIII, 6.00%	10,380,259
684,963	BAC Capital Trust X, 6.25%, Series B	16,274,721
286,385	Bank of America Corp., 6.20%, Series D	6,867,512
624,003	Bank of America Corp., 6.38%, Series 3	14,851,271
465,767	Bank of America Corp., 6.63%, Series I	11,602,256
515,842	Bank of America Corp., 7.25%, Series J	12,756,773
1,997,112	Bank of America Corp., 8.20%, Series H	50,566,876
1,925,740	Bank of America Corp., 8.63%, Series 8	49,607,062
2,562,352	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	65,442,470
583,236	BB&T Capital Trust VI, 9.60%	15,210,795
135,000	BB&T Corp., 5.85%(a)	3,375,000
280,383	BNY Capital V, 5.95%, Series F	7,093,690
1,342,393	Countrywide Capital V, 7.00%	31,975,801
1,002,973	Deutsche Bank Capital Funding Trust IX, 6.63%	24,532,720
269,003	Deutsche Bank Contingent Capital Trust III, 7.60%	6,916,067
1,506,582	Deutsche Bank Contingent Capital Trust V, 8.05%	39,547,777
694,845	Fifth Third Capital Trust VI, 7.25%	17,718,548
77,011	First Republic Bank, 6.70%, Series A	1,999,206
603,799	Goldman Sachs Group, Inc. (The), 6.13%	15,101,013

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (Continued)
371,117	Goldman Sachs Group, Inc. (The), 6.20%, Series B	$9,303,903
265,718	Goldman Sachs Group, Inc. (The), 6.50%	6,850,210
1,886,495	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	51,803,153
1,742,472	HSBC Holdings PLC, 8.13% (United Kingdom)	45,896,712
2,183,991	JPMorgan Chase & Co., 8.63%, Series J	58,116,001
805,138	JPMorgan Chase Capital X, 7.00%	20,611,533
399,623	Lloyds Banking Group PLC, 7.75% (United Kingdom)	10,454,138
800,000	PNC Financial Services Group, Inc., 6.13%, Series P(a)	20,240,000
281,644	PNC Financial Services Group, Inc., 9.88%, Series L	7,564,958
147,860	Regions Financing Trust III, 8.88%	3,814,788
444,268	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	8,396,665
560,568	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	14,664,459
324,517	SunTrust Capital IX, 7.88%	8,262,203
42,051	Susquehanna Capital I, 9.38%, Series I	1,104,259
209,116	U.S. Bancorp, 6.50%, Series F	5,658,679
1,001,840	U.S. Bancorp, 6.00%, Series G(a)	25,847,472
2,602,891	Wells Fargo & Co., 8.00%, Series J	76,889,400
394,262	Zions Bancorp, 9.50%, Series C	10,337,550
		795,973,978

See Notes to Financial Statements.

67

Schedule of Investments (Continued)

PowerShares Preferred Portfolio (PGX)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (Continued)
	Chemicals—0.1%
22,438	E.I. du Pont de Nemours & Co., 4.50%, Series B	$2,356,663
	Diversified Financial Services—19.1%
92,132	Ameriprise Financial, Inc., 7.75%	2,634,975
160,349	Capital One Capital II, 7.50%	4,072,864
2,022,382	Citigroup Capital XII, 8.50%	52,056,113
2,599,988	Citigroup Capital XIII, 7.88%	69,237,680
725,384	Credit Suisse Guernsey, 7.90% (Switzerland)	19,041,330
768,790	General Electric Capital Corp., 5.88%	19,627,209
1,415,989	General Electric Capital Corp., 6.10%	36,447,557
895,602	JPMorgan Chase Capital XXIX, 6.70%	23,249,828
885,737	JPMorgan Chase Capital XXVIII, 7.20%	22,887,444
2,113,294	Morgan Stanley Capital Trust VII, 6.60%	51,775,703
168,481	Raymond James Financial, Inc., 6.90%(a)	4,368,712
139,490	SLM Corp., 6.00%	3,017,169
67,900	Stifel Financial Corp., 6.70%	1,830,584
		310,247,168
	Electric—4.4%
85,596	Alabama Power Co., 6.45%	2,448,046
56,651	American Electric Power Co., Inc., 8.75%	1,532,976
114,469	BGE Capital Trust II, 6.20%	2,881,185
194,249	Constellation Energy Group, Inc., 8.63%, Series A	5,188,391
336,087	Dominion Resources, Inc., 8.38%, Series A	9,595,284
107,994	DTE Energy Co., 6.50%	2,996,833
144,717	Entergy Arkansas, Inc., 5.75%	3,885,651
221,342	Entergy Texas, Inc., 7.88%	6,275,046
82,895	Interstate Power & Light Co., 8.38%, Series B	2,398,152
180,830	NextEra Energy Capital Holdings, Inc., 5.70%, Series G(a)	4,674,456
686,611	NextEra Energy Capital Holdings, Inc., 6.60%, Series A	17,625,304
57,740	Pacific Gas & Electric Co., 6.00%, Series A	1,729,313
150,414	PPL Electric Utilities Corp., 6.25%	3,769,751
83,262	SCANA Corp., 7.70%	2,335,499
186,067	Xcel Energy, Inc., 7.60%	4,819,135
		72,155,022
	Insurance—16.9%
1,495,209	Aegon NV, 6.38% (Netherlands)	35,286,932
176,907	Aegon NV, 8.00% (Netherlands)	4,672,114
933,480	Allianz SE, 8.38% (Germany)	24,708,095

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (Continued)
839,095	American International Group, Inc., 7.70%	$21,287,840
150,069	Arch Capital Group Ltd., 6.75%, Series C (Bermuda)(a)	3,853,772
120,000	Aspen Insurance Holdings Ltd., 7.25% (Bermuda)(a)	2,995,200
193,344	Assured Guaranty Municipal Holdings, Inc., 6.25%	4,589,987
224,081	Aviva PLC, 8.25% (United Kingdom)	5,909,016
200,092	Axis Capital Holdings Ltd., 6.88%, Series C (Bermuda)(a)	5,192,387
115,388	Berkley W.R. Capital Trust II, 6.75%	2,899,701
97,773	Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)	2,569,474
124,384	Endurance Specialty Holdings Ltd., 7.75%, Series A (Bermuda)	3,299,908
147,652	Everest Re Capital Trust II, 6.20%, Series B	3,669,152
250,460	Hartford Financial Services Group, Inc., 7.88%	6,599,621
1,187,545	ING Groep NV, 7.38% (Netherlands)	28,429,827
1,977,102	ING Groep NV, 8.50% (Netherlands)	50,139,307
79,472	Markel Corp., 7.50%(a)	2,037,662
801,642	MetLife, Inc., 6.50%, Series B	20,281,543
256,048	PartnerRe Ltd., 6.75%, Series C (Bermuda)	6,478,014
179,904	PartnerRe Ltd., 7.25%, Series E (Bermuda)	4,774,652
264,492	Principal Financial Group, Inc., 6.52%, Series B	6,821,249
423,738	Prudential Financial, Inc., 9.00%	11,373,128
259,584	Prudential PLC, 6.50% (United Kingdom)	6,585,646
280,141	RenaissanceRe Holdings Ltd., 6.60%, Series D (Bermuda)	7,045,546
49,119	Selective Insurance Group, Inc., 7.50%	1,246,149
64,457	Torchmark Capital Trust III, 7.10%	1,655,256
		274,401,178
	Investment Companies—0.6%
281,516	Ares Capital Corp., 7.00%	7,249,037
112,321	KKR Financial Holdings LLC, 8.38%	3,009,080
		10,258,117
	Oil & Gas—0.3%
197,155	Nexen, Inc., 7.35% (Canada)	4,995,908
	REITs—6.8%
54,225	Alexandria Real Estate Equities, Inc., 6.45%, Series E(a)	1,360,505
88,689	Apartment Investment & Management Co., 7.75%, Series U	2,245,605

See Notes to Financial Statements.

68

Schedule of Investments (Continued)

PowerShares Preferred Portfolio (PGX)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (Continued)
83,797	Apartment Investment & Management Co., 8.00%, Series T	$2,136,823
177,434	Commonwealth REIT, 7.13%, Series C	4,412,784
199,906	Digital Realty Trust, Inc., 6.63%, Series F(a)	5,081,610
82,997	Equity Residential Properties, 6.48%, Series N	2,084,055
123,063	Health Care REIT, Inc., 6.50%, Series J	3,178,717
129,236	Hospitality Properties Trust, 7.00%, Series C	3,256,747
69,339	Hospitality Properties Trust, 7.13%, Series D	1,798,654
40,022	Kilroy Realty Corp., 6.88%, Series G(a)	1,007,754
141,772	Kimco Realty Corp., 6.00%, Series I(a)	3,548,553
373,124	Kimco Realty Corp., 7.75%, Series G	9,496,006
88,587	National Retail Properties, Inc., 6.63%, Series D(a)	2,256,311
108,108	PS Business Parks, Inc., 6.45%, Series S	2,822,700
132,604	PS Business Parks, Inc., 7.00%, Series H	3,346,925
1,326,765	Public Storage, 6.50%, Series Q(b)	36,512,573
96,611	Realty Income Corp., 6.63%, Series F	2,555,361
165,238	Realty Income Corp., 6.75%, Series E	4,152,431
88,587	Regency Centers Corp., 6.63%, Series 6	2,263,398
353,312	Vornado Realty LP, 7.88%	9,804,408
309,966	Vornado Realty Trust, 6.63%, Series I	7,789,446
		111,111,366
	Savings & Loans—0.3%
147,860	First Niagara Financial Group, Inc., 8.63%, Series B	4,190,352
	Telecommunications—2.0%
200,092	Qwest Corp., 7.00%(a)	5,086,339
303,470	Qwest Corp., 7.38%(a)	7,914,498
289,698	Qwest Corp., 7.50%	7,592,984
295,794	Telephone & Data Systems, Inc., 6.63%(b)	7,480,630
156,206	U.S. Cellular Corp., 6.95%	4,116,028
		32,190,479
	Total Preferred Stocks and Other Equity Interests (Cost $1,520,291,383)	1,617,880,231

Number of Shares		Value
	Money Market Fund—0.6%
10,182,022	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $10,182,022)	$10,182,022
	Total Investments (Cost $1,530,473,405)—100.1%	1,628,062,253
	Liabilities in excess of other assets—(0.1)%	(2,277,283)
	Net Assets—100.0%	$1,625,784,970

Investment Abbreviations:
REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	12.0%

(a)  Non-income producing security.

(b)  Affiliated Investment. See Note 4.

See Notes to Financial Statements.

69

Portfolio Composition

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

State Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Alabama	0.2
California	10.0
Colorado	4.6
District of Columbia	3.6
Florida	10.5
Illinois	6.9
Kentucky	1.3
Maryland	0.1
Mississippi	0.4
North Carolina	4.9
New Jersey	10.4
New York	15.7
Ohio	0.8
Pennsylvania	6.4
Rhode Island	0.7
South Carolina	6.8
Tennessee	4.3
Texas	11.2
Virginia	0.2
Other assets less liabilities	1.0

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b)—99.0%
	Ad Valorem Property Tax—7.1%
$15,000,000	City of New York NY Sub-Ser. 02C-2	0.300%	08/01/20	$15,000,000
300,000	City of New York (Remarketed) Sub-Ser. 96-J3	0.230	02/15/16	300,000
5,000,000	Luzerne County Pennsylvania Ser. 06A AGM	0.650	11/15/26	5,000,000
8,600,000	Rockwall Independent School District Ser. 06	0.280	08/01/37	8,600,000
500,000	Shelby County Tennessee Ser. 06C	0.240	12/01/31	500,000
				29,400,000
	College Revenue—8.4%
1,985,000	Broward County Florida Educational Facilities Auth. Rev. (Nova Southeastern University) Ser. 02A	0.430	04/01/22	1,985,000
15,000,000	District of Columbia Rev. (George Washington University-Remarketed) Ser. 00B	0.350	09/15/29	15,000,000
2,900,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A	0.260	04/01/35	2,900,000
15,100,000	University of Texas Rev. (Financing System) Ser. 08B	0.200	08/01/32	15,100,000
				34,985,000
	Electric Power Revenue—14.9%
22,600,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 04 AGM	0.500	05/15/24	22,600,000
12,470,000	JEA Florida Electric System Rev. Ser. Three 08C-2	0.260	10/01/34	12,470,000
2,000,000	Long Island Power Auth. Electric System Rev. (Remarketed) Ser. 03I AGM	0.450	12/01/29	2,000,000
9,000,000	Long Island Power Auth. Electric System Rev. Ser. 03D AGM	0.450	12/01/29	9,000,000
10,500,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1	0.400	06/01/26	10,500,000
5,165,000	Southern California Public Power Auth. (Transmission Project) Rev. Ser. 01-A AGM	0.410	07/01/21	5,165,000
				61,735,000
	General Fund—0.1%
500,000	North Carolina State Public Improvements Ser. 02D	0.220	05/01/21	500,000
	Highway Tolls Revenue—14.8%
10,000,000	Bay Area Toll Auth. California Toll Bridge Rev. Remarketed Ser. 07A-1	0.250	04/01/47	10,000,000
1,800,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.450	01/01/16	1,800,000

See Notes to Financial Statements.

70

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b) (Continued)
$1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.550%	01/01/17	$1,400,000
17,300,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 03C-1 AGM	0.650	01/01/24	17,300,000
25,700,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 91D NATL RE	1.000	01/01/18	25,700,000
5,000,000	Orlando & Orange County Expressway Auth. (Florida Expressway) Rev. Ref. Sub-Ser. 08B-1	0.240	07/01/40	5,000,000
				61,200,000
	Hospital Revenue—24.9%
15,000,000	ABAG Finance Auth. For Nonprofit Corporations (Sharp HealthCare) Ser. 09A	0.300	08/01/24	15,000,000
20,000,000	Charlotte-Mecklenburg Hospital Auth. (Health Care System) Rev. Ser. 07D AGM	0.280	01/15/43	20,000,000
15,585,000	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) Ser. 08E	0.350	01/01/48	15,585,000
19,000,000	Pinellas County Health Facilities Auth. Ref. (Health System BayCare) Ser. 06B-2 AGM	0.450	11/15/33	19,000,000
5,300,000	Russell Kentucky Rev. (Bon Secours Health System Obligated Group) Ser. 02-B AGM	0.300	11/01/26	5,300,000
28,405,000	Spartanburg County South Carolina Regional Health Services District Ref. Ser. 08B AGC	0.650	04/15/37	28,405,000
				103,290,000
	Industrial Revenue—2.4%
800,000	Fairfax County Virginia Economic Development Auth. Rev. (NISH Project) Ser. 02	0.430	08/01/32	800,000
1,800,000	Mississippi Business Financing Corp. Rev. (DDR Gulfport Promenade LLC Project) Ser. 07	0.870	12/01/37	1,800,000
7,530,000	Rensselaer County New York Industrial Development Agency Civic Facility Rev. (Rensselaer Polytech Institute Project) Ser. 97-A	0.220	02/01/22	7,530,000
				10,130,000
	Lease Revenue—2.0%
5,000,000	Broward County Florida School Board COP Ser. 05 AGM	0.490	07/01/21	5,000,000
3,110,000	San Francisco California City & County Finance Corp. Lease Rev. Ref. (Moscone Center) Ser. 08-1	0.270	04/01/30	3,110,000
				8,110,000
	Local Housing Revenue—4.6%
690,000	Alabama Housing Financing Auth. Ref. Ser. 89	1.170	04/01/14	690,000
15,200,000	New York State Housing Finance Agency (505 West 37th Street) Ser. 09A	0.430	05/01/42	15,200,000
3,200,000	Ohio Housing Finance Agency (Residential Mortgage Backed Securities Program) Rev. Ser. 10C	0.550	03/01/38	3,200,000
				19,090,000
	Miscellaneous Revenue—9.3%
400,000	Baltimore Maryland Industrial Development Auth. (Baltimore Capital Acquisition) Ser. 86	0.350	08/01/16	400,000
1,500,000	Blount County Tennessee Public Building Auth. Local Government Public Improvement (City of Knoxville) Ser. 02-A-4-A	0.620	06/01/32	1,500,000
3,885,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99	0.370	06/01/29	3,885,000
15,000,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 85C	0.800	12/01/20	15,000,000
6,500,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 86-1	0.800	08/01/16	6,500,000
10,000,000	Illinois State Ser. 03B	2.850	10/01/33	10,000,000

See Notes to Financial Statements.

71

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b) (Continued)
$1,300,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95	0.370%	03/01/25	$1,300,000
				38,585,000
	Multiple Utility Revenue—4.6%
19,165,000	Colorado Springs Colorado Utilities Rev. (Sub-Lien Improvement) Ser. 06B	0.500	11/01/36	19,165,000
	Transit Revenue—3.9%
16,190,000	Metropolitan Transportation Auth. New York Rev. Ref. Ser. 02D-1 AGM	0.500	11/01/29	16,190,000
	Water Revenue—2.0%
6,400,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.230	07/01/37	6,400,000
2,000,000	Metropolitan Water District Southern California Waterworks Rev. Ser. 00B-2	0.320	07/01/35	2,000,000
				8,400,000
	Total Investments (Cost $410,780,000)(c)—99.0%			410,780,000
	Other assets less liabilities—1.0%			4,151,350
	Net Assets—100.0%			$414,931,350

Investment Abbreviations:
Auth.—Authority
COP—Certificate of Participation
Ref.—Refunding Bonds
Rev.—Revenue
Ser.—Series

Glossary of Terms:
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
NATL RE—National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

(a)  Variable rate coupon. Stated interest rate was in effect at April 30, 2012.

(b)  Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.

(c)  This table, as of April 30, 2012, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	31.6%
Assured Guaranty Corp.	6.9
National Public Finance Guarantee Corp.	6.3

See Notes to Financial Statements.

72

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Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio (PLW)	PowerShares Build America Bond Portfolio (BAB)	PowerShares CEF Income Composite Portfolio (PCEF)	PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)	PowerShares Convertible Securities Portfolio (CVRT)	PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)
ASSETS:
Unaffiliated investments, at value	$162,405,702	$900,605,608	$291,324,366	$12,421,539	$9,438,462	$1,750,538,174	$892,386,123
Affiliated investments, at value (Note 4)	—	—	760,761	—	—	—	—
Total Investments, at value	162,405,702	900,605,608	292,085,127	12,421,539	9,438,462	1,750,538,174	892,386,123
Cash	—	—	24,069	—	—	—	—
Foreign currencies, at value	—	—	—	11,924	—	—	—
Receivables:
Dividends and interest	1,427,334	13,235,707	320,320	99,742	61,361	25,545,330	16,814,431
Shares sold	—	5,872,163	—	—	—	8,534,652	3,745,391
Investments sold	—	—	—	—	104,058	3,092,677	7,803,867
Foreign tax reclaims	—	—	—	—	—	—	—
Total Assets	163,833,036	919,713,478	292,429,516	12,533,205	9,603,881	1,787,710,833	920,749,812
LIABILITIES:
Due to custodian	350,948	1,273,634	—	26,564	40,270	7,610,227	3,959,600
Payables:
Shares repurchased	—	—	—	—	—	2,835,072	—
Investments purchased	—	10,625,810	—	479,870	86,830	8,724,771	11,462,048
Accrued unitary management fees	33,312	202,682	115,582	4,014	2,715	703,202	361,239
Accrued expenses	—	335	—	—	—	—	—
Total Liabilities	384,260	12,102,461	115,582	510,448	129,815	19,873,272	15,782,887
NET ASSETS	$163,448,776	$907,611,017	$292,313,934	$12,022,757	$9,474,066	$1,767,837,561	$904,966,925
NET ASSETS CONSIST OF:
Shares of beneficial interest	$134,340,194	$813,061,395	$295,391,206	$12,042,126	$10,000,025	$1,681,601,412	$880,815,429
Undistributed net investment income (loss)	585,417	(314,707)	(2,640,745)	(7,496)	(152,547)	(2,525,364)	(905,471)
Undistributed net realized gain (loss)	15,677,770	255,876	(7,118,379)	(6,661)	(80,123)	6,293,122	401,659
Net unrealized appreciation (depreciation)	12,845,395	94,608,453	6,681,852	(5,212)	(293,289)	82,468,391	24,655,308
Net Assets	$163,448,776	$907,611,017	$292,313,934	$12,022,757	$9,474,066	$1,767,837,561	$904,966,925
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,100,000	30,900,000	11,700,000	500,001	400,001	62,100,000	48,300,000
Net asset value	$32.05	$29.37	$24.98	$24.05	$23.69	$28.47	$18.74
Share price	$32.03	$29.44	$25.00	$24.29	$23.43	$28.48	$18.75
Unaffiliated investments, at cost	$149,560,307	$805,997,155	$284,704,077	$12,426,469	$9,731,751	$1,668,069,783	$867,730,815
Affiliated investments, at cost	$—	$—	$699,198	$—	$—	$—	$—
Total investments, at cost	$149,560,307	$805,997,155	$285,403,275	$12,426,469	$9,731,751	$1,668,069,783	$867,730,815
Foreign currencies, at cost	$—	$—	$—	$11,943	$—	$—	$—

See Notes to Financial Statements.

74

	PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)	PowerShares Insured California Municipal Bond Portfolio (PWZ)	PowerShares Insured National Municipal Bond Portfolio (PZA)	PowerShares Insured New York Municipal Bond Portfolio (PZT)	PowerShares International Corporate Bond Portfolio (PICB)	PowerShares Preferred Portfolio (PGX)	PowerShares VRDO Tax-Free Weekly Portfolio (PVI)
ASSETS:
Unaffiliated investments, at value	$21,209,961	$47,804,765	$671,273,680	$46,155,721	$95,369,986	$1,584,069,050	$410,780,000
Affiliated investments, at value (Note 4)	—	—	—	—	—	43,993,203	—
Total Investments, at value	21,209,961	47,804,765	671,273,680	46,155,721	95,369,986	1,628,062,253	410,780,000
Cash	—	24,677	3,984,791	547,075	—	—	—
Foreign currencies, at value	—	—	—	—	595,857	—	—
Receivables:
Dividends and interest	238,142	612,201	8,702,084	721,820	2,150,074	4,764,293	247,214
Shares sold	—	—	—	—	1,396,945	5,733,374	—
Investments sold	—	—	—	—	—	2,930,948	20,000,251
Foreign tax reclaims	—	—	—	—	49,960	—	—
Total Assets	21,448,103	48,441,643	683,960,555	47,424,616	99,562,822	1,641,490,868	431,027,465
LIABILITIES:
Due to custodian	42,016	—	—	—	522,484	8,815,477	16,007,012
Payables:
Shares repurchased	—	—	—	—	—	—	—
Investments purchased	—	—	—	—	1,456,304	6,232,681	—
Accrued unitary management fees	3,383	10,889	156,236	10,832	38,273	657,740	88,491
Accrued expenses	—	612	612	612	—	—	612
Total Liabilities	45,399	11,501	156,848	11,444	2,017,061	15,705,898	16,096,115
NET ASSETS	$21,402,704	$48,430,142	$683,803,707	$47,413,172	$97,545,761	$1,625,784,970	$414,931,350
NET ASSETS CONSIST OF:
Shares of beneficial interest	$21,112,449	$46,221,731	$640,304,198	$44,584,866	$97,373,858	$1,559,378,106	$414,909,709
Undistributed net investment income (loss)	(12,413)	(12,604)	(384,273)	(9,841)	(327,660)	178,205	18,541
Undistributed net realized gain (loss)	163	(396,468)	(5,010,100)	(336,871)	(246,253)	(31,360,189)	3,100
Net unrealized appreciation (depreciation)	302,505	2,617,483	48,893,882	3,175,018	745,816	97,588,848	—
Net Assets	$21,402,704	$48,430,142	$683,803,707	$47,413,172	$97,545,761	$1,625,784,970	$414,931,350
Shares outstanding (unlimited amount authorized, $0.01 par value)	850,001	1,950,000	27,300,000	1,950,000	3,500,000	113,450,000	16,600,000
Net asset value	$25.18	$24.84	$25.05	$24.31	$27.87	$14.33	$25.00
Share price	$25.26	$24.85	$25.08	$24.33	$27.98	$14.37	$25.00
Unaffiliated investments, at cost	$20,907,456	$45,187,282	$622,379,798	$42,980,703	$94,638,567	$1,490,952,709	$410,780,000
Affiliated investments, at cost	$—	$—	$—	$—	$—	$39,520,696	$—
Total investments, at cost	$20,907,456	$45,187,282	$622,379,798	$42,980,703	$94,638,567	$1,530,473,405	$410,780,000
Foreign currencies, at cost	$—	$—	$—	$—	$592,535	$—	$—

75

Statements of Operations

Six Months Ended April 30, 2012 (Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio (PLW)	PowerShares Build America Bond Portfolio (BAB)	PowerShares CEF Income Composite Portfolio (PCEF)	PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)	PowerShares Convertible Securities Portfolio (CVRT)	PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)
INVESTMENT INCOME:
Unaffiliated interest income	$2,526,927	$21,520,302	$—	$127,701	$13,963	$42,470,228	$21,914,561
Unaffiliated dividend income	158	7,011	10,831,810	104	55,708	3,489	2,014
Affiliated dividend income (Note 4)	—	—	20,302	—	—	—	—
Foreign withholding tax	—	—	—	—	—	—	—
Total Income	2,527,085	21,527,313	10,852,112	127,805	69,671	42,473,717	21,916,575
EXPENSES:
Unitary management fees	235,349	1,381,300	635,051	15,677	15,937	3,664,608	1,851,787
Unitary management fees waivers	—	(262,738)	—	—	—	—	—
Net Expenses	235,349	1,118,562	635,051	15,677	15,937	3,664,608	1,851,787
Net Investment Income	2,291,736	20,408,751	10,217,061	112,128	53,734	38,809,109	20,064,788
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	875	—	(1,201,593)	—	(86,840)	(1,743,465)	(1,224,637)
In-kind redemptions	15,701,046	262,275	332,090	—	—	10,562,610	1,690,944
Foreign currencies	—	—	—	(6,661)	—	—	—
Distributions from underlying fund shares	—	—	142,727	—	—	—	—
Net realized gain (loss)	15,701,921	262,275	(726,776)	(6,661)	(86,840)	8,819,145	466,307
Change in net unrealized appreciation (depreciation) on:
Investment securities	(9,669,648)	32,795,516	14,298,407	104,830	607,346	48,750,454	20,284,832
Foreign currencies	—	—	—	(567)	—	—	—
Net change in unrealized appreciation (depreciation)	(9,669,648)	32,795,516	14,298,407	104,263	607,346	48,750,454	20,284,832
Net realized and unrealized gain	6,032,273	33,057,791	13,571,631	97,602	520,506	57,569,599	20,751,139
Net increase in net assets resulting from operations	$8,324,009	$53,466,542	$23,788,692	$209,730	$574,240	$96,378,708	$40,815,927

See Notes to Financial Statements.

76

	PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)	PowerShares Insured California Municipal Bond Portfolio (PWZ)	PowerShares Insured National Municipal Bond Portfolio (PZA)	PowerShares Insured New York Municipal Bond Portfolio (PZT)	PowerShares International Corporate Bond Portfolio (PICB)	PowerShares Preferred Portfolio (PGX)	PowerShares VRDO Tax-Free Weekly Portfolio (PVI)
INVESTMENT INCOME:
Unaffiliated interest income	$143,079	$931,455	$14,362,563	$961,259	$1,680,614	$—	$1,145,377
Unaffiliated dividend income	28	—	—	—	—	51,527,055	—
Affiliated dividend income (Note 4)	—	—	—	—	—	1,884,467	—
Foreign withholding tax	—	—	—	—	(4,669)	(29,061)	—
Total Income	143,107	931,455	14,362,563	961,259	1,675,945	53,382,461	1,145,377
EXPENSES:
Unitary management fees	12,405	72,793	1,070,805	73,482	207,982	3,651,585	538,405
Unitary management fees waivers	—	(13,846)	(203,678)	(13,978)	—	—	—
Net Expenses	12,405	58,947	867,127	59,504	207,982	3,651,585	538,405
Net Investment Income	130,702	872,508	13,495,436	901,755	1,467,963	49,730,876	606,972
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(14)	74,875	1,264,927	—	(13,341)	22,259,958	—
In-kind redemptions	—	—	—	—	—	17,325,384	—
Foreign currencies	—	—	—	—	(131,906)	—	—
Distributions from underlying fund shares	—	—	—	—	—	—	—
Net realized gain (loss)	(14)	74,875	1,264,927	—	(145,247)	39,585,342	—
Change in net unrealized appreciation (depreciation) on:
Investment securities	293,076	1,685,305	25,277,907	1,375,412	371,947	(2,484,198)	—
Foreign currencies	—	—	—	—	26,122	—	—
Net change in unrealized appreciation (depreciation)	293,076	1,685,305	25,277,907	1,375,412	398,069	(2,484,198)	—
Net realized and unrealized gain	293,062	1,760,180	26,542,834	1,375,412	252,822	37,101,144	—
Net increase in net assets resulting from operations	$423,764	$2,632,688	$40,038,270	$2,277,167	$1,720,785	$86,832,020	$606,972

77

Statements of Changes in Net Assets

	PowerShares 1-30 Laddered Treasury Portfolio (PLW)		PowerShares Build America Bond Portfolio (BAB)		PowerShares CEF Income Composite Portfolio (PCEF)
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$2,291,736	$7,550,865	$20,408,751	$36,480,909	$10,217,061	$10,780,529
Net realized gain (loss)	15,701,921	6,280,624	262,275	6,975,100	(726,776)	(3,522,493)
Net change in unrealized appreciation (depreciation)	(9,669,648)	20,286,449	32,795,516	45,620,373	14,298,407	(12,962,157)
Net increase (decrease) in net assets resulting from operations	8,324,009	34,117,938	53,466,542	89,076,382	23,788,692	(5,704,121)
Undistributed net investment income (loss) included in the price of units issued and redeemed	538,679	(537,064)	(62,463)	(32,562)	(754,278)	(839,818)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,244,998)	(7,567,687)	(20,660,995)	(36,589,874)	(12,103,528)	(11,566,710)
Tax-exempt income	—	—	—	—	—	—
Capital gains	—	—	—	—	(141,290)	—
Return of capital	—	(1,172,598)	—	(136)	—	(5,278,599)
Total distributions to shareholders	(2,244,998)	(8,740,285)	(20,660,995)	(36,590,010)	(12,244,818)	(16,845,309)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	35,093,374	236,842,494	217,396,179	220,533,673	45,763,554	124,581,030
Value of shares repurchased	(138,369,420)	(77,598,569)	(7,186,382)	(178,029,885)	(9,401,428)	(23,717,326)
Net income (loss) equalization	(538,679)	537,064	62,463	32,562	754,278	839,818
Net increase (decrease) in net assets resulting from shares transactions	(103,814,725)	159,780,989	210,272,260	42,536,350	37,116,404	101,703,522
Increase (Decrease) in Net Assets	(97,197,035)	184,621,578	243,015,344	94,990,160	47,906,000	78,314,274
NET ASSETS:
Beginning of period	260,645,811	76,024,233	664,595,673	569,605,513	244,407,934	166,093,660
End of period	$163,448,776	$260,645,811	$907,611,017	$664,595,673	$292,313,934	$244,407,934
Undistributed net investment income (loss) at end of period	$585,417	$—	$(314,707)	$—	$(2,640,745)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,100,000	8,250,000	7,550,000	8,400,000	1,850,000	4,850,000
Shares repurchased	(4,300,000)	(2,550,000)	(250,000)	(6,600,000)	(400,000)	(950,000)
Shares outstanding, beginning of period	8,300,000	2,600,000	23,600,000	21,800,000	10,250,000	6,350,000
Shares outstanding, end of period	5,100,000	8,300,000	30,900,000	23,600,000	11,700,000	10,250,000

(a)  Commencement of Investment Operations.

See Notes to Financial Statements.

78

	PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)		PowerShares Convertible Securities Portfolio (CVRT)		PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)
	Six Months Ended April 30, 2012 (Unaudited)	For the Period September 22, 2011(a) Through October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	For the Period May 23, 2011(a) Through October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$112,128	$12,494	$53,734	$44,556	$38,809,109	$55,448,040
Net realized gain (loss)	(6,661)	(4,621)	(86,840)	6,717	8,819,145	27,962,812
Net change in unrealized appreciation (depreciation)	104,263	(109,475)	607,346	(900,635)	48,750,454	(52,878,502)
Net increase (decrease) in net assets resulting from operations	209,730	(101,602)	574,240	(849,362)	96,378,708	30,532,350
Undistributed net investment income (loss) included in the price of units issued and redeemed	(3,571)	(45)	—	—	(1,751,963)	(1,802,803)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(123,926)	—	(145,000)	(105,837)	(39,582,510)	(55,448,040)
Tax-exempt income	—	—	—	—	—	—
Capital gains	—	—	—	—	—	—
Return of capital	—	—	—	—	—	(2,170,104)
Total distributions to shareholders	(123,926)	—	(145,000)	(105,837)	(39,582,510)	(57,618,144)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	8,401,242	3,637,313	—	10,000,025	596,316,715	817,550,513
Value of shares repurchased	—	—	—	—	(204,399,362)	(474,255,610)
Net income (loss) equalization	3,571	45	—	—	1,751,963	1,802,803
Net increase (decrease) in net assets resulting from shares transactions	8,404,813	3,637,358	—	10,000,025	393,669,316	345,097,706
Increase (Decrease) in Net Assets	8,487,046	3,535,711	429,240	9,044,826	448,713,551	316,209,109
NET ASSETS:
Beginning of period	3,535,711	—	9,044,826	—	1,319,124,010	1,002,914,901
End of period	$12,022,757	$3,535,711	$9,474,066	$9,044,826	$1,767,837,561	$1,319,124,010
Undistributed net investment income (loss) at end of period	$(7,496)	$7,873	$(152,547)	$(61,281)	$(2,525,364)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	350,000	150,001	—	400,001	21,400,000	30,300,000
Shares repurchased	—	—	—	—	(7,400,000)	(17,700,000)
Shares outstanding, beginning of period	150,001	—	400,001	—	48,100,000	35,500,000
Shares outstanding, end of period	500,001	150,001	400,001	400,001	62,100,000	48,100,000

79

Statements of Changes in Net Assets (Continued)

	PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)		PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)		PowerShares Insured California Municipal Bond Portfolio (PWZ)
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	For the Period September 12, 2011(a) Through October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$20,064,788	$26,470,154	$130,702	$10,296	$872,508	$1,693,514
Net realized gain (loss)	466,307	9,418,964	(14)	177	74,875	(466,002)
Net change in unrealized appreciation (depreciation)	20,284,832	(13,818,861)	293,076	9,429	1,685,305	(663,698)
Net increase (decrease) in net assets resulting from operations	40,815,927	22,070,257	423,764	19,902	2,632,688	563,814
Undistributed net investment income (loss) included in the price of units issued and redeemed	(590,479)	(286,551)	6,863	4,643	(13,220)	10,480
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(20,379,780)	(27,203,655)	(160,274)	—	(871,892)	(42,301)
Tax-exempt income	—	—	—	—	—	(1,693,514)
Capital gains	—	—	—	—	—	—
Return of capital	—	(1,664,398)	—	—	—	—
Total distributions to shareholders	(20,379,780)	(28,868,053)	(160,274)	—	(871,892)	(1,735,815)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	349,293,660	340,784,446	16,180,942	4,938,370	9,785,798	12,525,306
Value of shares repurchased	(31,494,172)	(159,148,339)	—	—	—	(18,109,973)
Net income (loss) equalization	590,479	286,551	(6,863)	(4,643)	13,220	(10,480)
Net increase (decrease) in net assets resulting from shares transactions	318,389,967	181,922,658	16,174,079	4,933,727	9,799,018	(5,595,147)
Increase (Decrease) in Net Assets	338,235,635	174,838,311	16,444,432	4,958,272	11,546,594	(6,756,668)
NET ASSETS:
Beginning of period	566,731,290	391,892,979	4,958,272	—	36,883,548	43,640,216
End of period	$904,966,925	$566,731,290	$21,402,704	$4,958,272	$48,430,142	$36,883,548
Undistributed net investment income (loss) at end of period	$(905,471)	$—	$(12,413)	$10,296	$(12,604)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	18,900,000	18,600,000	650,000	200,001	400,000	550,000
Shares repurchased	(1,700,000)	(8,700,000)	—	—	—	(800,000)
Shares outstanding, beginning of period	31,100,000	21,200,000	200,001	—	1,550,000	1,800,000
Shares outstanding, end of period	48,300,000	31,100,000	850,001	200,001	1,950,000	1,550,000

(a)  Commencement of Investment Operations.

See Notes to Financial Statements.

80

	PowerShares Insured National Municipal Bond Portfolio (PZA)		PowerShares Insured New York Municipal Bond Portfolio (PZT)		PowerShares International Corporate Bond Portfolio (PICB)
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$13,495,436	$24,115,961	$901,755	$1,663,558	$1,467,963	$1,791,315
Net realized gain (loss)	1,264,927	(4,611,527)	—	(74,902)	(145,247)	(248,039)
Net change in unrealized appreciation (depreciation)	25,277,907	(9,241,390)	1,375,412	(503,425)	398,069	(611,180)
Net increase (decrease) in net assets resulting from operations	40,038,270	10,263,044	2,277,167	1,085,231	1,720,785	932,096
Undistributed net investment income (loss) included in the price of units issued and redeemed	(152,993)	158,946	(12,775)	5,567	(290,900)	(621,056)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(13,726,716)	(360,319)	(898,821)	(72,315)	(1,525,475)	(1,637,494)
Tax-exempt income	—	(24,115,961)	—	(1,657,801)	—	—
Capital gains	—	—	—	—	—	—
Return of capital	—	—	—	—	—	(312,166)
Total distributions to shareholders	(13,726,716)	(24,476,280)	(898,821)	(1,730,116)	(1,525,475)	(1,949,660)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	130,483,808	92,707,240	8,451,103	4,537,940	17,791,082	49,368,208
Value of shares repurchased	(8,663,026)	(200,889,119)	—	(8,006,947)	—	(2,734,811)
Net income (loss) equalization	152,993	(158,946)	12,775	(5,567)	290,900	621,056
Net increase (decrease) in net assets resulting from shares transactions	121,973,775	(108,340,825)	8,463,878	(3,474,574)	18,081,982	47,254,453
Increase (Decrease) in Net Assets	148,132,336	(122,395,115)	9,829,449	(4,113,892)	17,986,392	45,615,833
NET ASSETS:
Beginning of period	535,671,371	658,066,486	37,583,723	41,697,615	79,559,369	33,943,536
End of period	$683,803,707	$535,671,371	$47,413,172	$37,583,723	$97,545,761	$79,559,369
Undistributed net investment income (loss) at end of period	$(384,273)	$—	$(9,841)	$—	$(327,660)	$20,752
CHANGES IN SHARES OUTSTANDING:
Shares sold	5,300,000	4,000,000	350,000	200,000	650,000	1,750,000
Shares repurchased	(350,000)	(8,750,000)	—	(350,000)	—	(100,000)
Shares outstanding, beginning of period	22,350,000	27,100,000	1,600,000	1,750,000	2,850,000	1,200,000
Shares outstanding, end of period	27,300,000	22,350,000	1,950,000	1,600,000	3,500,000	2,850,000

81

Statements of Changes in Net Assets (Continued)

	PowerShares Preferred Portfolio (PGX)		PowerShares VRDO Tax-Free Weekly Portfolio (PVI)
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$49,730,876	$92,871,780	$606,972	$2,712,304
Net realized gain (loss)	39,585,342	27,976,112	—	3,100
Net change in unrealized appreciation (depreciation)	(2,484,198)	(62,767,156)	—	(3,100)
Net increase (decrease) in net assets resulting from operations	86,832,020	58,080,736	606,972	2,712,304
Undistributed net investment income (loss) included in the price of units issued and redeemed	(697,844)	(509,240)	16,009	172,709
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(48,854,827)	(92,902,364)	—	—
Tax-exempt income	—	—	(684,001)	(2,632,743)
Capital gains	—	—	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	(48,854,827)	(92,902,364)	(684,001)	(2,632,743)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	277,694,627	204,818,245	21,250,232	28,745,704
Value of shares repurchased	(85,345,296)	(120,519,123)	(33,743,551)	(238,736,572)
Net income (loss) equalization	697,844	509,240	(16,009)	(172,709)
Net increase (decrease) in net assets resulting from shares transactions	193,047,175	84,808,362	(12,509,328)	(210,163,577)
Increase (Decrease) in Net Assets	230,326,524	49,477,494	(12,570,348)	(209,911,307)
NET ASSETS:
Beginning of period	1,395,458,446	1,345,980,952	427,501,698	637,413,005
End of period	$1,625,784,970	$1,395,458,446	$414,931,350	$427,501,698
Undistributed net investment income (loss) at end of period	$178,205	$—	$18,541	$79,561
CHANGES IN SHARES OUTSTANDING:
Shares sold	19,500,000	14,450,000	850,000	1,150,000
Shares repurchased	(6,000,000)	(8,750,000)	(1,350,000)	(9,550,000)
Shares outstanding, beginning of period	99,950,000	94,250,000	17,100,000	25,500,000
Shares outstanding, end of period	113,450,000	99,950,000	16,600,000	17,100,000

(a)  Commencement of Investment Operations.

See Notes to Financial Statements.

82

Financial Highlights

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

	Six Months Ended April 30, 2012		Year Ended October 31,					For the Period October 11, 2007 (a) Through
	(Unaudited)		2011	2010	2009	2008		October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$31.40		$29.24	$27.58	$26.31	$25.64		$25.21
Net investment income(b)	0.38		0.81	0.87	0.92	0.99		0.07
Net realized and unrealized gain on investments	0.67		2.26	1.79	1.33	0.79		0.36
Total from investment operations	1.05		3.07	2.66	2.25	1.78		0.43
Distribution to shareholders from:
Net investment income	(0.40)		(0.79)	(0.87)	(0.91)	(1.10)		—
Return of capital	—		(0.12)	(0.13)	(0.07)	(0.01)		—
Total distributions	(0.40)		(0.91)	(1.00)	(0.98)	(1.11)		—
Net asset value at end of period	$32.05		$31.40	$29.24	$27.58	$26.31		$25.64
Share price at end of period(c)	$32.03		$31.54	$29.23	$27.59	$26.36
NET ASSET VALUE TOTAL RETURN(d)	3.37%		10.86%	9.91%	8.55%	7.00%		1.71%
SHARE PRICE TOTAL RETURN(d)	2.85%		11.38%	9.84%	8.38%	6.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$163,449		$260,646	$76,024	$66,180	$63,147		$15,384
Ratio to average net assets of:
Expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%		0.25	%(e)
Net investment income	2.43	%(e)	2.82%	3.12%	3.22%	3.79%		4.55	%(e)
Portfolio turnover rate(f)	2%		4%	1%	1%	0	%(g)	0%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$0.09		$(0.06)	$(0.01)	$0.01	$(0.04)		$0.01

PowerShares Build America Bond Portfolio (BAB)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011		For the Period November 16, 2009 (a) Through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.16		$26.13		$24.90
Net investment income(b)	0.73		1.49		1.30
Net realized and unrealized gain on investments	1.22		2.03		1.17
Total from investment operations	1.95		3.52		2.47
Distribution to shareholders from:
Net investment income	(0.74)		(1.49)		(1.22)
Return of capital	—		(0.00	)(i)	(0.02)
Total distributions	(0.74)		(1.49)		(1.24)
Net asset value at end of period	$29.37		$28.16		$26.13
Share price at end of period(c)	$29.44		$28.18		$26.16
NET ASSET VALUE TOTAL RETURN(d)	7.01%		14.10%		10.16	%(j)
SHARE PRICE TOTAL RETURN(d)	7.19%		14.04%		10.29	%(j)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$907,611		$664,596		$569,606
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(e)	0.28%		0.28	%(e)
Expenses, prior to Waivers	0.35	%(e)	0.35%		0.35	%(e)
Net investment income	5.11	%(e)	5.68%		5.42	%(e)
Portfolio turnover rate(f)	0%		15%		5%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$(0.00	)(i)	$(0.00	)(i)	$0.01

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  Amount represents less than 1%.

(h)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(i)  Amount represents less than $0.005.

(j)  The net asset value total return from Fund Inception (November 17, 2009, the first day of trading on the Exchange) to October 31, 2010 was 10.34%. The share price total return from Fund Inception to October 31, 2010 was 10.06%.

See Notes to Financial Statements.

83

Financial Highlights (Continued)

PowerShares CEF Income Composite Portfolio (PCEF)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	For the Period February 16, 2010 (a) Through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.84		$26.16	$25.00
Net investment income(b)	0.96		1.27	1.03
Net realized and unrealized gain (loss) on investments	1.35		(1.57)	1.58
Total from investment operations	2.31		(0.30)	2.61
Distribution to shareholders from:
Net investment income	(1.16)		(1.39)	(0.98)
Capital gains	(0.01)		—	—
Return of capital	—		(0.63)	(0.47)
Total distributions	(1.17)		(2.02)	(1.45)
Net asset value at end of period	$24.98		$23.84	$26.16
Share price at end of period(c)	$25.00		$23.86	$26.18
NET ASSET VALUE TOTAL RETURN(d)	10.04%		(1.26)%	10.78	%(e)
SHARE PRICE TOTAL RETURN(d)	10.03%		(1.26)%	10.81	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$292,314		$244,408	$166,094
Ratio to average net assets of:
Expenses(f)	0.50	%(g)	0.50%	0.50	%(g)
Net investment income	8.04	%(g)	5.04%	5.90	%(g)
Portfolio turnover rate(h)	10%		32%	29%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(i)	$(0.07)		$(0.10)	$0.10

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

	Six Months Ended April 30, 2012 (Unaudited)		For the Period September 22, 2011 (a) Through October 31, 2011
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.57		$24.42
Net investment income(b)	0.37		0.09
Net realized and unrealized gain (loss) on investments	0.56		(0.94)
Total from investment operations	0.93		(0.85)
Distribution to shareholders from:
Net investment income	(0.45)		—
Net asset value at end of period	$24.05		$23.57
Share price at end of period(c)	$24.29		$23.72
NET ASSET VALUE TOTAL RETURN(d)	3.96%		(3.48	)%(j)
SHARE PRICE TOTAL RETURN(d)	4.31%		(2.87	)%(j)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$12,023		$3,536
Ratio to average net assets of:
Expenses(f)	0.45	%(g)	0.45	%(g)
Net investment income	3.22	%(g)	3.46	%(g)
Portfolio turnover rate(h)	2%		0%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(i)	$(0.01)		$(0.00	)(k)

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (February 19, 2010, the first day of trading on the Exchange) to October 31, 2010 was 9.81%. The share price total return from Fund Inception to October 31, 2010 was 9.76%.

(f)  In addition to the fees and expenses, which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment company and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment companies expenses that the Fund bears indirectly is included in the Fund's total return.

(g)  Annualized.

(h)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(i)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(j)  The net asset value total return from Fund Inception (September 23, 2011, the first day of trading on the Exchange) to October 31, 2011 was (1.38)%. The share price total return from Fund Inception to October 31, 2011, was (4.51)%.

(k)  Amount represents less than $0.005.

See Notes to Financial Statements.

84

Financial Highlights (Continued)

PowerShares Convertible Securities Portfolio (CVRT)

	Six Months Ended April 30, 2012 (Unaudited)		For the Period May 23, 2011 (a) Through October 31, 2011
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.61		$25.00
Net investment income(b)	0.13		0.11
Net realized and unrealized gain (loss) on investments	1.31		(2.24)
Total from investment operations	1.44		(2.13)
Distribution to shareholders from:
Net investment income	(0.36)		(0.26)
Net asset value at end of period	$23.69		$22.61
Share price at end of period(c)	$23.43		$22.72
NET ASSET VALUE TOTAL RETURN(d)	6.46%		(8.50	)%(e)
SHARE PRICE TOTAL RETURN(d)	4.79%		(8.06	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$9,474		$9,045
Ratio to average net assets of:
Expenses(f)	0.35	%(g)	0.35	%(g)
Net investment income	1.18	%(g)	1.11	%(g)
Portfolio turnover rate(h)	8%		3%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(i)	$—		$—

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

	Six Months Ended April 30, 2012		Year Ended October 31,				For the Period October 11, 2007 (a) Through
	(Unaudited)		2011	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.42		$28.25	$25.60	$18.09	$25.92	$25.50
Net investment income(b)	0.72		1.42	1.54	1.58	1.47	0.07
Net realized and unrealized gain (loss) on investments	1.07		(0.76)	2.72	7.52	(7.81)	0.35
Total from investment operations	1.79		0.66	4.26	9.10	(6.34)	0.42
Distribution to shareholders from:
Net investment income	(0.74)		(1.43)	(1.57)	(1.57)	(1.48)	—
Return of capital	—		(0.06)	(0.04)	(0.02)	(0.01)	—
Total distributions	(0.74)		(1.49)	(1.61)	(1.59)	(1.49)	—
Net asset value at end of period	$28.47		$27.42	$28.25	$25.60	$18.09	$25.92
Share price at end of period(c)	$28.48		$27.45	$28.28	$25.89	$16.69
NET ASSET VALUE TOTAL RETURN(d)	6.66%		2.60%	17.31%	52.11%	(25.83)%	1.65%
SHARE PRICE TOTAL RETURN(d)	6.68%		2.60%	16.10%	66.52%	(32.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,767,838		$1,319,124	$1,002,915	$419,877	$68,725	$15,552
Ratio to average net assets of:
Expenses	0.50	%(g)	0.50%	0.50%	0.50%	0.50%	0.50	%(g)
Net investment income	5.30	%(g)	5.28%	5.86%	6.89%	5.85%	4.91	%(g)
Portfolio turnover rate(h)	5%		4%	5%	13%	48%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(i)	$(0.03)		$(0.05)	$(0.06)	$(0.04)	$(0.04)	$0.03

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (May 26, 2011, the first day of trading on the Exchange) to October 31, 2011 was (8.69)%. The share price total return from Fund Inception to October 31, 2011 was (8.46)%.

(f)  In addition to the fees and expenses, which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that the Fund bears indirectly is included in the Fund's total return.

(g)  Annualized.

(h)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(i)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

85

Financial Highlights (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

	Six Months Ended April 30, 2012		Year Ended October 31,			For the Period November 13, 2007 (a) Through
	(Unaudited)		2011	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.22		$18.49	$17.54	$15.73	$24.84
Net investment income(b)	0.50		1.03	1.39	1.61	1.78
Net realized and unrealized gain (loss) on investments	0.52		(0.16)	1.03	1.81	(9.04)
Total from investment operations	1.02		0.87	2.42	3.42	(7.26)
Distribution to shareholders from:
Net investment income	(0.50)		(1.07)	(1.47)	(1.61)	(1.85)
Return of capital	—		(0.07)	—	—	—
Total distributions	(0.50)		(1.14)	(1.47)	(1.61)	(1.85)
Net asset value at end of period	$18.74		$18.22	$18.49	$17.54	$15.73
Share price at end of period(c)	$18.75		$18.21	$18.50	$17.51	$16.10
NET ASSET VALUE TOTAL RETURN(d)	5.67%		4.85%	14.47%	23.73%	(31.14	)%(e)
SHARE PRICE TOTAL RETURN(d)	5.78%		4.72%	14.70%	20.39%	(29.63	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$904,967		$566,731	$391,893	$171,936	$15,728
Ratio to average net assets of:
Expenses	0.50	%(f)	0.50%	0.50%	0.50%	0.50	%(f)
Net investment income	5.42	%(f)	5.63%	7.89%	9.93%	9.35	%(f)
Portfolio turnover rate(g)	9%		27%	33%	68%	92%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$(0.01)		$(0.01)	$0.06	$0.07	$(0.02)

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

	Six Months Ended April 30, 2012 (Unaudited)		For the Period September 12, 2011 (a) Through October 31, 2011
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.79		$24.85
Net investment income(b)	0.28		0.07
Net realized and unrealized gain (loss) on investments	0.48		(0.13)
Total from investment operations	0.76		(0.06)
Distribution to shareholders from:
Net investment income	(0.37)		—
Net asset value at end of period	$25.18		$24.79
Share price at end of period(c)	$25.26		$25.25
NET ASSET VALUE TOTAL RETURN(d)	3.08%		(0.24	)%(i)
SHARE PRICE TOTAL RETURN(d)	1.52%		1.61	%(i)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$21,403		$4,958
Ratio to average net assets of:
Expenses	0.22	%(f)	0.22	%(f)
Net investment income	2.32	%(f)	2.39	%(f)
Portfolio turnover rate(g)	0	%(j)	1%
Undistributed net investment income included in price of units issued and redeemed(b)(h)	$0.01		$0.03

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (November 15, 2007, the first day of trading on the Exchange) to October 31, 2008 was (30.64)%. The share price total return from Fund Inception to October 31, 2008 was (30.45)%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(i)  The net asset value total return from Fund Inception (September 15, 2011, the first day of trading on the Exchange) to October 31, 2011 was 0.40%. The share price total return from Fund Inception to October 31, 2011 was 2.43%.

(j)  Amount represents less than 1%.

See Notes to Financial Statements.

86

Financial Highlights (Continued)

PowerShares Insured California Municipal Bond Portfolio (PWZ)

	Six Months Ended April 30, 2012		Year Ended October 31,				For the Period October 11, 2007 (a) Through
	(Unaudited)		2011	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.80		$24.24	$23.50	$21.26	$24.97	$24.90
Net investment income(b)	0.50		1.03	1.03	1.06	1.03	0.06
Net realized and unrealized gain (loss) on investments	1.04		(0.40)	0.78	2.26	(3.64)	0.01
Total from investment operations	1.54		0.63	1.81	3.32	(2.61)	0.07
Distribution to shareholders from:
Net investment income	(0.50)		(0.03)	(0.04)	(0.02)	—	—
Tax-exempt income	—		(1.04)	(1.03)	(1.06)	(1.10)	—
Total distributions	(0.50)		(1.07)	(1.07)	(1.08)	(1.10)	—
Net asset value at end of period	$24.84		$23.80	$24.24	$23.50	$21.26	$24.97
Share price at end of period(c)	$24.85		$23.80	$24.24	$23.48	$21.18
NET ASSET VALUE TOTAL RETURN(d)	6.53%		2.90%	7.91%	16.06%	(10.82)%	0.28%
SHARE PRICE TOTAL RETURN(d)	6.57%		2.90%	8.00%	16.38%	(11.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$48,430		$36,884	$43,640	$31,727	$17,011	$12,487
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(e)	0.28%	0.28%	0.28%	0.28%	0.28	%(e)
Expenses, prior to Waivers	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35	%(e)
Net investment income, after Waivers	4.14	%(e)	4.52%	4.31%	4.71%	4.42%	3.90	%(e)
Portfolio turnover rate(f)	4%		33%	8%	34%	20%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(g)	$(0.01)		$0.01	$(0.01)	$(0.01)	$(0.01)	$0.00	(h)

PowerShares Insured National Municipal Bond Portfolio (PZA)

	Six Months Ended April 30, 2012		Year Ended October 31,						For the Period October 11, 2007 (a) Through
	(Unaudited)		2011	2010	2009		2008		October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.97		$24.28	$23.61	$21.00		$25.05		$24.92
Net investment income(b)	0.53		1.08	1.07	1.12		1.05		0.06
Net realized and unrealized gain (loss) on investments	1.09		(0.28)	0.70	2.60		(3.98)		0.07
Total from investment operations	1.62		0.80	1.77	3.72		(2.93)		0.13
Distribution to shareholders from:
Net investment income	(0.54)		(0.02)	(0.03)	(0.00	)(h)	(0.00	)(h)	—
Tax-exempt income	—		(1.09)	(1.07)	(1.11)		(1.12)		—
Total distributions	(0.54)		(1.11)	(1.10)	(1.11)		(1.12)		—
Net asset value at end of period	$25.05		$23.97	$24.28	$23.61		$21.00		$25.05
Share price at end of period(c)	$25.08		$23.98	$24.29	$23.56		$21.29
NET ASSET VALUE TOTAL RETURN(d)	6.82%		3.63%	7.70%	18.22%		(12.13)%		0.52%
SHARE PRICE TOTAL RETURN(d)	6.90%		3.63%	7.97%	16.35%		(10.64)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$683,804		$535,671	$658,066	$446,288		$174,317		$12,525
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(e)	0.28%	0.28%	0.28%		0.28%		0.28	%(e)
Expenses, prior to Waivers	0.35	%(e)	0.35%	0.35%	0.35%		0.35%		0.35	%(e)
Net investment income, after Waivers	4.36	%(e)	4.72%	4.47%	4.97%		4.55%		3.96	%(e)
Portfolio turnover rate(f)	11%		17%	8%	25%		63%		0%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(g)	$(0.01)		$0.01	$(0.02)	$(0.01)		$(0.04)		$0.00	(a)

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(h)  Amount represents less than $0.005.

See Notes to Financial Statements.

87

Financial Highlights (Continued)

PowerShares Insured New York Municipal Bond Portfolio (PZT)

	Six Months Ended April 30, 2012		Year Ended October 31,					For the Period October 11, 2007 (a) Through
	(Unaudited)		2011	2010	2009	2008		October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.49		$23.83	$22.94	$21.14	$24.95		$24.84
Net investment income(b)	0.51		1.00	1.03	1.06	1.02		0.05
Net realized and unrealized gain (loss) on investments	0.81		(0.30)	0.92	1.80	(3.72)		0.06
Total from investment operations	1.32		0.70	1.95	2.86	(2.70)		0.11
Distribution to shareholders from:
Net investment income	(0.50)		(0.04)	(0.03)	(0.02)	(0.00	)(c)	—
Tax-exempt income	—		(1.00)	(1.03)	(1.04)	(1.11)		—
Total distributions	(0.50)		(1.04)	(1.06)	(1.06)	(1.11)		—
Net asset value at end of period	$24.31		$23.49	$23.83	$22.94	$21.14		$24.95
Share price at end of period(d)	$24.33		$23.45	$23.83	$22.92	$21.27
NET ASSET VALUE TOTAL RETURN(e)	5.66%		3.24%	8.71%	13.92%	(11.22)%		0.44%
SHARE PRICE TOTAL RETURN(e)	5.93%		3.07%	8.81%	13.13%	(10.74)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$47,413		$37,584	$41,698	$33,260	$16,908		$14,971
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(f)	0.28%	0.28%	0.28%	0.28%		0.28	%(f)
Expenses, prior to Waivers	0.35	%(f)	0.35%	0.35%	0.35%	0.35%		0.35	%(f)
Net investment income, after Waivers	4.24	%(f)	4.41%	4.42%	4.75%	4.38%		3.83	%(f)
Portfolio turnover rate(g)	0%		37%	3%	10%	34%		0%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$(0.01)		$0.00 (c)	$(0.01)	$(0.01)	$(0.02)		$0.00	(c)

PowerShares International Corporate Bond Portfolio (PICB)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	For the Period June 1, 2010 (a) Through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.92		$28.29	$25.00
Net investment income(b)	0.47		0.95	0.17
Net realized and unrealized gain (loss) on investments	(0.03)		(0.29)	3.49
Total from investment operations	0.44		0.66	3.66
Distribution to shareholders from:
Net investment income	(0.49)		(0.87)	—
Return of capital	—		(0.16)	(0.37)
Total distributions	(0.49)		(1.03)	(0.37)
Net asset value at end of period	$27.87		$27.92	$28.29
Share price at end of period(d)	$27.98		$27.67	$28.42
NET ASSET VALUE TOTAL RETURN(e)	1.67%		2.45%	14.75	%(i)
SHARE PRICE TOTAL RETURN(e)	2.99%		1.04%	15.28	%(i)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$97,546		$79,559	$33,944
Ratio to average net assets of:
Expenses	0.50	%(f)	0.50%	0.50	%(g)
Net investment income	3.53	%(f)	3.48%	2.53	%(g)
Portfolio turnover rate(f)	4%		12%	14%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$(0.09)		$(0.33)	$(0.70)

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  Amount represents less than $0.005.

(d)  The mean between the last bid and ask prices.

(e)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(i)  The net asset value total return from Fund Inception (June 3, 2010, the first day trading on the exchange) to October 31, 2010 was 15.54%. The share price total return from Fund Inception to October 31, 2010 was 15.27%.

See Notes to Financial Statements.

88

Financial Highlights (Continued)

PowerShares Preferred Portfolio (PGX)

	Six Months Ended April 30, 2012		Year Ended October 31,			For the Period January 28, 2008 (a) Through
	(Unaudited)		2011	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.96		$14.28	$13.01	$12.25	$20.06
Net investment income(b)	0.48		0.95	0.92	0.98	0.85
Net realized and unrealized gain (loss) on investments	0.36		(0.32)	1.36	0.89	(7.66)
Total from investment operations	0.84		0.63	2.28	1.87	(6.81)
Distribution to shareholders from:
Net investment income	(0.47)		(0.95)	(0.99)	(1.02)	(0.91)
Return of capital	—		—	(0.02)	(0.09)	(0.09)
Total distributions	(0.47)		(0.95)	(1.01)	(1.11)	(1.00)
Net asset value at end of period	$14.33		$13.96	$14.28	$13.01	$12.25
Share price at end of period(c)	$14.37		$14.00	$14.29	$13.06	$12.62
NET ASSET VALUE TOTAL RETURN(d)	6.12%		4.53%	18.08%	17.02%	(35.04	)%(e)
SHARE PRICE TOTAL RETURN(d)	6.10%		4.75%	17.70%	13.88%	(33.14	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,625,785		$1,395,458	$1,345,981	$769,925	$191,171
Ratio to average net assets of:
Expenses	0.50	%(f)	0.50%	0.50%	0.50%	0.50	%(f)
Net investment income	6.81	%(f)	6.70%	6.66%	8.26%	7.74	%(f)
Portfolio turnover rate(g)	16%		30%	12%	34%	52%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$(0.01)		$(0.01)	$(0.05)	$(0.06)	$0.03

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

	Six Months Ended April 30, 2012		Year Ended October 31,			For the Period November 14, 2007 (a) Through
	(Unaudited)		2011	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00		$25.00	$25.00	$25.03	$25.03
Net investment income(b)	0.04		0.14	0.07	0.30	0.84
Net realized and unrealized gain (loss) on investments	—		—	—	0.09	(0.02)
Total from investment operations	0.04		0.14	0.07	0.39	0.82
Distribution to shareholders from:
Net investment income	(0.04)		—	—	(0.02)	(0.00	)(i)
Tax-exempt income	—		(0.14)	(0.07)	(0.40)	(0.82)
Total distributions	(0.04)		(0.14)	(0.07)	(0.42)	(0.82)
Net asset value at end of period	$25.00		$25.00	$25.00	$25.00	$25.03
Share price at end of period(c)	$25.00		$25.00	$25.00	$25.00	$25.05
NET ASSET VALUE TOTAL RETURN(d)	0.16%		0.55%	0.31%	1.58%	3.33	%(j)
SHARE PRICE TOTAL RETURN(d)	0.16%		0.55%	0.31%	1.49%	3.40	%(j)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$414,931		$427,502	$637,413	$1,069,879	$142,670
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%	0.25%	0.25%	0.25	%(f)
Net investment income	0.28	%(f)	0.57%	0.29%	1.24%	3.71	%(f)
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$0.00	(i)	$0.01	$0.01	$(0.04)	$(0.05)

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (January 31, 2008, the first day trading on the exchange) to October 31, 2008 was (35.65)%. The share price total return from Fund Inception to October 31, 2008 was (34.67)%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(i)  Amount represents less than $0.005.

(j)  The net asset value total return from Fund Inception (November 15, 2007, the first day trading on the exchange) to October 31, 2008 was 3.33%. The share price total return from Fund Inception to October 31, 2008 was 3.40%.

See Notes to Financial Statements.

89

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2012, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares 1-30 Laddered Treasury Portfolio (PLW)	"1-30 Laddered Treasury Portfolio"

PowerShares Build America Bond Portfolio (BAB)	"Build America Bond Portfolio"

PowerShares CEF Income Composite Portfolio (PCEF)	"CEF Income Composite Portfolio"

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)	"Chinese Yuan Dim Sum Bond Portfolio"

PowerShares Convertible Securities Portfolio (CVRT)	"Convertible Securities Portfolio"

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	"Emerging Markets Sovereign Debt Portfolio"

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)	"Fundamental High Yield® Corporate Bond Portfolio"

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)	"Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio (PWZ)	"Insured California Municipal Bond Portfolio"

PowerShares Insured National Municipal Bond Portfolio (PZA)	"Insured National Municipal Bond Portfolio"

PowerShares Insured New York Municipal Bond Portfolio (PZT)	"Insured New York Municipal Bond Portfolio"

PowerShares International Corporate Bond Portfolio (PICB)	"International Corporate Bond Portfolio"

PowerShares Preferred Portfolio (PGX)	"Preferred Portfolio"

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)	"VRDO Tax-Free Weekly Portfolio"

Each portfolio (each a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of 1-30 Laddered Treasury Portfolio, CEF Income Composite Portfolio, Convertible Securities Bond Portfolio, Emerging Markets Sovereign Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio, Fundamental Investment Grade Corporate Bond Portfolio and Preferred Portfolio are issued and redeemed generally in-kind for securities included in the relevant index. Creation Units of the Build America Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio, International Corporate Bond Portfolio and VRDO Tax-Free Weekly Portfolio generally are issued and redeemed principally for cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

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Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index"):

Fund	Index
1-30 Laddered Treasury Portfolio	Ryan/Mergent 1-30 Year Treasury Laddered Index

Build America Bond Portfolio	The BofA Merrill Lynch Build America Bond Index

CEF Income Composite Portfolio	S-Network Composite Closed-End Fund IndexSM

Chinese Yuan Dim Sum Bond Portfolio	Citigroup Dim Sum (Offshore CNY) Bond Index

Convertible Securities Portfolio	The BofA Merrill Lynch All U.S. Convertibles IndexSM

Emerging Markets Sovereign Debt Portfolio	DB Emerging Market USD Liquid Balanced Index

Fundamental High Yield® Corporate Bond Portfolio	RAFI® High Yield Bond Index

Fundamental Investment Grade Corporate Bond Portfolio	RAFI® Investment Grade Bond Index

Insured California Municipal Bond Portfolio	The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index

Insured National Municipal Bond Portfolio	The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index

Insured New York Municipal Bond Portfolio	The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index

International Corporate Bond Portfolio	S&P International Corporate Bond Index®

Preferred Portfolio	The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index

VRDO Tax-Free Weekly Portfolio	Bloomberg US Municipal AMT-Free Weekly VRDO Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

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Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

92

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Build America Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio, International Corporate Bond Portfolio and VRDO Tax-Free Weekly Portfolio currently effect creations and redemptions primarily for cash, rather than primarily in-kind because of the nature of the Funds' investments. As such, investments in such Funds' Shares may be less tax efficient than investments in conventional ETFs.

Sampling Risk. With respect to each of the Build America Bond Portfolio, CEF Income Composite Portfolio, Chinese Yuan Dim Sum Bond Portfolio, Convertible Securities Portfolio, Fundamental High Yield® Corporate Bond Portfolio, Fundamental Investment Grade Corporate Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio, International Corporate Bond Portfolio, Preferred Portfolio and VRDO Tax-Free Weekly Portfolio, each Fund's use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development respecting an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Non-Diversified Fund Risk. Each Fund (except for Fundamental High Yield® Corporate Bond Portfolio, Insured National Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio) is non-diversified and can invest a greater portion of their assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Concentration Risk. To the extent a Fund is focused in an industry or sector, the value of the Fund's Shares may rise and fall more than the value of Shares of a fund that invests in a broader range of securities or across more industries or sectors.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Foreign and Emerging Market Securities Risk. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign and emerging market securities. Foreign and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign and emerging market securities are subject to the risks of expropriation, nationalization or

93

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign and emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Geographic Concentration Risk. Insured California Municipal Bond Portfolio and Insured New York Municipal Bond Portfolio are less diversified across geographic regions, which may subject the Funds to increased risks related to these regions. The economies and financial markets of certain regions, including the Middle East and Africa, can be interdependent and may all decline at the same time.

Small and Medium Capitalization Company Risk. With respect to Preferred Portfolio, investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

Restricted Securities Risk. With respect to Build America Bond Portfolio and Fundamental High Yield® Corporate Bond Portfolio, limitations on the resale of private placements or restricted securities may have an adverse effect on their marketability, and may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

Preferred Securities Risk. There are special risks associated with the Preferred Portfolio's investments in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities may also be subordinated to bonds or other debt instruments in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security. Certain of the companies that comprise the Fund's Underlying Index, while traded on U.S. exchanges, may be issued by foreign financial institutions and, therefore, subject the Fund to the risks of investing in securities issued by foreign companies.

High Yield Securities Risk. With respect to Emerging Markets Sovereign Debt Portfolio and Fundamental High Yield® Corporate Bond Portfolio, investments in high yield securities may involve greater risk and investments are generally less liquid than higher grade issues. The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates.

94

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Municipal Securities Risk. With respect to Build America Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio, municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Because certain Funds invest a substantial portion of their assets in state specific municipal securities, such Funds will have greater exposure to negative political, economic and statutory factors within that state than a fund that invests in a broader base of securities.

Non-Investment Grade Securities Risk. Emerging Markets Sovereign Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio and Convertible Securities Portfolio may be subject to non-investment grade securities risk, which is a form of credit risk. Securities that are non-investment grade, commonly known as "junk bonds," are regarded as having predominantly speculative characteristics with respect to the capacity to pay interest and repay principal. Non-investment grade securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of non-investment grade securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on non-investment grade securities will fluctuate. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery. The secondary markets in which non-investment grade securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which a Fund could sell a particular non-investment grade security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the NAV of a Fund's Shares. Adverse publicity and investor perceptions may decrease the values and liquidity of non-investment grade securities.

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both fixed-income and equity securities. The value of convertible securities, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are subject to the risk of default by the issuer. Convertible securities generally rank senior to common stock in a corporation's capital structure and can be subordinated to comparable nonconvertible securities. Moreover, convertible securities generally offer less attractive interest and dividend yields than comparable nonconvertible fixed-income securities. There tends to be an inverse correlation between the market value of convertible securities and increases in interest rates. Convertible securities generally do not participate directly in any dividend increases or decreases of the

95

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Investments in Closed-End Investment Companies. With respect to CEF Income Composite Portfolio, the shares of closed-end investment companies may trade at a discount or premium to, or at, their NAV.

The securities of closed-end investment companies in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end investment companies that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund's long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

The Fund is subject to provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), that limit the amount the Fund can invest in any one closed-end investment company to 3% of the closed-end investment company's total outstanding stock. As a result, the Fund may hold a smaller position in a closed-end investment company than if it were not subject to this restriction. To comply with provisions of the 1940 Act, on any matter upon which the closed-end investment company shareholders are solicited to vote the Adviser will vote closed-end investment company shares in the same general proportion as shares held by other shareholders of the closed-end investment company.

Risk of Limited Issuance. With respect to Build America Bond Portfolio, there can be no assurance that Build America Bonds will actually be traded. Furthermore, the ability of municipalities to issue Build America Bonds expired on December 31, 2010. As a result, the number of Build America Bonds available in the market is limited, which may negatively affect the value of the Build America Bonds.

Sovereign Debt Risk. With respect to Chinese Yuan Dim Sum Bond Portfolio and Emerging Markets Sovereign Debt Portfolio, investments in sovereign debt securities involve special risks. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor.

Global Bonds Risk. With respect to Chinese Yuan Dim Sum Bond Portfolio, Emerging Markets Sovereign Debt Portfolio and International Corporate Bond Portfolio, global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk. Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income

96

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company investments.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, expenses of the investment companies that are paid indirectly as a result of share ownership of the investment companies in which a Fund may invest, and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the investment companies in which the Funds invest. The effects of the investment companies' expenses are included in the realized and unrealized gain/loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to

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Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using the applicable exchange rates as of the close of London world markets. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, expenses of the investment companies that are paid indirectly as a result of share ownership of the investment companies in which the Funds invest, if any, and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
1-30 Laddered Treasury Portfolio	0.25%
Build America Bond Portfolio	0.35%*
CEF Income Composite Portfolio	0.50%
Chinese Yuan Dim Sum Bond Portfolio	0.45%
Convertible Securities Portfolio	0.35%
Emerging Markets Sovereign Debt Portfolio	0.50%
Fundamental High Yield® Corporate Bond Portfolio	0.50%
Fundamental Investment Grade Corporate Bond Portfolio	0.22%
Insured California Municipal Bond Portfolio	0.35%*
Insured National Municipal Bond Portfolio	0.35%*
Insured New York Municipal Bond Portfolio	0.35%*
International Corporate Bond Portfolio	0.50%
Preferred Portfolio	0.50%
VRDO Tax-Free Weekly Portfolio	0.25%

* Effective April 20, 2012, the Adviser reduced the Fund's unitary management fee to 0.28%. Prior to April 20, 2012 the Fund's unitary management fee was 0.35% and the Adviser had agreed to waive 0.07% of the Fund's unitary management fee.

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Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each a "Licensor"):

Fund	Licensor
1-30 Laddered Treasury Portfolio	Mergent, Inc.

Build America Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.

CEF Income Composite Portfolio	S-Network Global Indexes LLC

Chinese Yuan Dim Sum Bond Portfolio	Citigroup Index LLC

Convertible Securities Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.

Emerging Markets Sovereign Debt Portfolio	Deutsche Bank Securities, Inc.

Fundamental High Yield® Corporate	Research Affiliates, LLC

Bond Portfolio

Fundamental Investment Grade Corporate	Research Affiliates, LLC

Bond Portfolio

Insured California Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.

Insured National Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.

Insured New York Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.

International Corporate Bond Portfolio	Standard & Poor's®

Preferred Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.

VRDO Tax-Free Weekly Portfolio	Bloomberg Finance L.P.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser is a subsidiary of Invesco Ltd. and therefore Invesco Van Kampen Bond Fund is considered to be affiliated with the Fund. The table below shows the Fund's transactions in and earnings from the investment in Invesco Van Kampen Bond Fund for the six-month period ended April 30, 2012.

CEF Income Composite Portfolio

	Value 10/31/11	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 04/30/12	Dividend Income
Invesco Van Kampen Bond Fund	$920,800	$149,128	$(351,909)	$13,133	$29,609	$760,761	$20,302

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Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the six-month period ended April 30, 2012.

Preferred Portfolio

	Value 10/31/11	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 04/30/12	Dividend Income
Alabama Power Co., 5.88%, Series 07-B*	$19,584,260	$954,430	$(19,421,682)	$(955,360)	$(161,648)	$—	$511,250
Public Storage, 6.50%, Series Q	38,507,083	3,656,230	(7,228,683)	1,349,923	228,020	36,512,573	1,132,080
Telephone & Data Systems, Inc., 6.63%	7,195,063	703,309	(426,610)	(165,395)	174,263	7,480,630	241,137
Total Investments in Affiliates	$65,286,406	$5,313,969	$(27,076,975)	$229,168	$240,635	$43,993,203	$1,884,467

* Security is no longer considered affiliated at April 30, 2012.

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the CEF Income Composite Portfolio and the Funds listed below, as of April 30, 2012, the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The securities in CEF Income Composite Portfolio were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

100

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

With respect to each Fund, during the six-month period ended April 30, 2012, there were no significant transfers between investment levels.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	$—	$162,015,002	$—	$162,015,002
Money Market Fund	390,700	—	—	390,700
Total Investments	390,700	162,015,002	—	162,405,702
Build America Bond Portfolio
Municipal Obligations	—	885,252,228	—	885,252,228
Money Market Fund	15,353,380	—	—	15,353,380
Total Investments	15,353,380	885,252,228	—	900,605,608
Chinese Yuan Dim Sum Bond Portfolio
Foreign Corporate Debt Securities	—	11,396,753	—	11,396,753
Money Market Fund	1,024,786	—	—	1,024,786
Total Investments	1,024,786	11,396,753	—	12,421,539
Convertible Securities Portfolio
Convertible Preferred Stocks	1,649,105	—	—	1,649,105
Convertible Bonds	—	7,789,357	—	7,789,357
Total Investments	1,649,105	7,789,357	—	9,438,462
Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	—	1,742,556,053	—	1,742,556,053
Money Market Fund	7,982,121	—	—	7,982,121
Total Investments	7,982,121	1,742,556,053	—	1,750,538,174
Fundamental High Yield® Corporate Bond Portfolio
Corporate Debt Securities	—	887,729,821	—	887,729,821
Money Market Fund	4,656,302	—	—	4,656,302
Total Investments	4,656,302	887,729,821	—	892,386,123
Fundamental Investment Grade Corporate Bond Portfolio
Corporate Debt Securities	—	21,088,924	—	21,088,924
Money Market Fund	121,037	—	—	121,037
Total Investments	121,037	21,088,924	—	21,209,961
Preferred Portfolio
Equity Securities	1,593,172,136	24,708,095	—	1,617,880,231
Money Market Fund	10,182,022	—	—	10,182,022
Total Investments	1,603,354,158	24,708,095	—	1,628,062,253

101

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distributions (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of October 31, 2011, which expire on October 31 of each year listed below:

	2016	2017	2018	2019	Post-effective- No expiration	Total*
1-30 Laddered Treasury Portfolio	$—	$—	$—	$—	$—	$—
Build America Bond Portfolio	—	—	6,399	—	—	6,399
CEF Income Composite Portfolio	—	—	108,113	3,506,468	—	3,614,581
Emerging Markets Sovereign Debt Portfolio	531,185	558,313	212,582	818,907	—	2,120,987
Fundamental High Yield® Corporate Bond Portfolio	—	—	—	—	—	—
Insured California Municipal Bond Portfolio	—	—	5,341	466,002	—	471,343
Insured National Municipal Bond Portfolio	1,468,907	182,883	—	4,623,237	—	6,275,027
Insured New York Municipal Bond Portfolio	136,120	125,849	—	74,902	—	336,871
International Corporate Bond Portfolio	—	—	—	94,519	—	94,519
Preferred Portfolio	14,710,678	48,298,467	—	—	—	63,009,145
VRDO Tax-Free Weekly Portfolio	—	—	—	—	—	—

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Capital loss carryforward for the Chinese Yuan Dim Sum Bond Portfolio, Convertible Securities Portfolio and Fundamental Investment Grade Corporate Bond Portfolio is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the "Act") eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Chinese Yuan Dim Sum Bond Portfolio, Convertible Securities Portfolio and Fundamental Investment Grade Corporate Bond Portfolio had no capital loss carryforward as of October 31, 2011.

102

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Note 7. Investment Transactions

For the six-month period ended April 30, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Government securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Build America Bond Portfolio	$205,026,947	$—
CEF Income Composite Portfolio	28,839,133	26,770,760
Chinese Yuan Dim Sum Bond Portfolio	7,904,176	158,325
Convertible Securities Bond Portfolio	1,326,944	683,614
Emerging Markets Sovereign Debt Portfolio	81,153,924	71,470,819
Fundamental High Yield® Corporate Bond Portfolio	82,603,144	62,405,927
Fundamental Investment Grade Corporate Bond Portfolio	1,214,226	52,375
Insured California Municipal Bond Portfolio	10,650,038	1,838,270
Insured National Municipal Bond Portfolio	189,883,321	69,288,975
Insured New York Municipal Bond Portfolio	7,954,613	—
International Corporate Bond Portfolio	20,483,484	2,984,803
Preferred Portfolio	364,013,558	229,743,372
VRDO Tax-Free Weekly Portfolio	—	—

For the six-month period ended April 30, 2012, the cost of securities purchased and the proceeds from sales of U.S. government securities, excluding short-term securities, money market funds and in-kind transactions, for the 1-30 Laddered Treasury Portfolio amounted to $3,502,120 and $5,168,177, respectively.

For the six-month period ended April 30, 2012, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
1-30 Laddered Treasury Portfolio	$39,209,768	$139,420,158
Build America Bond Portfolio	2,548,480	5,262,275
CEF Income Composite Portfolio	40,165,046	8,139,408
Chinese Yuan Dim Sum Bond Portfolio	—	—
Convertible Securities Bond Portfolio	—	—
Emerging Markets Sovereign Debt Portfolio	570,993,038	189,188,571
Fundamental High Yield® Corporate Bond Portfolio	329,206,926	33,984,285
Fundamental Investment Grade Corporate Bond Portfolio	14,817,365	—
Insured California Municipal Bond Portfolio	—	—
Insured National Municipal Bond Portfolio	—	—
Insured New York Municipal Bond Portfolio	—	—
International Corporate Bond Portfolio	—	—
Preferred Portfolio	138,210,246	84,871,820
VRDO Tax-Free Weekly Portfolio	—	—

Gains and losses on in-kind transactions are generally not considered taxable gains and losses for Federal income tax purposes.

103

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

At April 30, 2012, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
1-30 Laddered Treasury Portfolio	$149,584,458	$12,821,244	$12,869,632	$(48,388)
Build America Bond Portfolio	805,997,155	94,608,453	94,991,092	(382,639)
CEF Income Composite Portfolio	288,039,007	4,046,120	11,527,881	(7,481,761)
Chinese Yuan Dim Sum Bond Portfolio	12,426,469	(4,930)	44,741	(49,671)
Convertible Securities Portfolio	9,731,751	(293,289)	391,707	(684,996)
Emerging Markets Sovereign Debt Portfolio	1,668,474,819	82,063,355	95,311,594	(13,248,239)
Fundamental High Yield® Corporate Bond Portfolio	867,795,463	24,590,660	28,571,188	(3,980,528)
Fundamental Investment Grade Corporate Bond Portfolio	20,907,456	302,505	312,876	(10,371)
Insured California Municipal Bond Portfolio	45,187,282	2,617,483	2,684,280	(66,797)
Insured National Municipal Bond Portfolio	622,379,798	48,893,882	48,929,625	(35,743)
Insured New York Municipal Bond Portfolio	42,980,703	3,175,018	3,232,166	(57,148)
International Corporate Bond Portfolio	94,645,054	724,932	2,423,636	(1,698,704)
Preferred Portfolio	1,538,409,791	89,652,462	104,095,236	(14,442,774)
VRDO Tax-Free Weekly Portfolio	—	—	—	—

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustees who are affiliated with the Adviser (the "Non-Independent Trustees") of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares (100,000 Shares for Convertible Securities Portfolio, Emerging Markets Sovereign Debt Portfolio and Fundamental High Yield® Corporate Bond Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. 1-30 Laddered Treasury Portfolio, CEF Income Composite Portfolio, Convertible Securities Bond Portfolio, Emerging Markets Sovereign Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio, Fundamental Investment Grade Corporate Bond Portfolio and Preferred Portfolio transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. For Build America Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio,

104

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Insured New York Municipal Bond Portfolio, International Corporate Bond Portfolio and VRDO Tax-Free Weekly Portfolio, such transactions are principally for cash. Transactions in capital shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

105

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 19, 2012, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 54 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Convertible Securities Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares Ibbotson Alternative Completion Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW International Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares RiverFront Tactical Balanced Growth Portfolio

PowerShares RiverFront Tactical Growth & Income Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

106

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Also at the April 19, 2012 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Senior Loan Portfolio (the "Sub-Advisory Agreement"): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a "Sub-Adviser" and collectively, the "Sub-Advisers").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices for the one-year, three-year and since inception periods ended December 31, 2011, as applicable, including reports on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that for each applicable period, the correlation for each Fund, other than PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares VRDO Tax-Free Weekly Portfolio's level of correlation to its underlying index, including the Adviser's representation that a primary cause is the abnormally low yield environment and its expectation that, over time, the Fund's correlation will return to within the targeted range set forth in the Trust's registration statement. The Trustees noted that for each applicable period, the tracking error for each Fund, other than the one-year period for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio's tracking error, including the Adviser's expectation that as market volatility decreases, the Fund's tracking error will decline. The Trustees concluded that each Fund's correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

107

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage commissions and other trading expenses, taxes, interest (including for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit) and extraordinary expenses.

0.22%:  PowerShares Fundamental Investment Grade Corporate Bond Portfolio

0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® Low Volatility Portfolio

0.29%:  PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.35%:  PowerShares Build America Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio

0.40%:  PowerShares KBW International Financial Portfolio

0.45%:  PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio

0.50%:  PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio

0.75%:  PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid

108

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares S&P International Developed High Quality Portfolio, PowerShares Senior Loan Portfolio

0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

0.85%:  PowerShares FTSE RAFI Emerging Markets Portfolio

0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

0.95%:  PowerShares MENA Frontier Countries Portfolio

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients with comparable investment strategies as the Funds, except for PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares S&P 500® Low Volatility Portfolio and PowerShares Senior Loan Portfolio, and further noted the Adviser's representation that the advisory fee charged to each of these Funds was not higher than the fee the Adviser charged to its other clients with comparable investment strategies. The Trustees noted that each Fund's advisory fee was:

•  higher than the median expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, which was equal to or lower than the median expense ratio of its ETF peer funds; and there was no comparable ETF peer fund information available for PowerShares Senior Loan Portfolio); and

•  equal to or lower than the median expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets

109

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares S&P International Developed High Quality Portfolio, which was higher than the median expense ratio of its open-end index peer funds; and there was no comparable open-end index peer fund information available for PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares Senior Loan Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds (except for the advisory fee of PowerShares CEF Income Composite Portfolio, which was higher than the median expense ratio of its open-end actively managed peer funds, and of PowerShares RiverFront Tactical Balanced Growth Portfolio, which was equal to the median expense ratio of its open-end actively-managed peer funds).

The Trustees reviewed the additional information the Adviser provided regarding PowerShares CEF Income Composite Portfolio's and PowerShares RiverFront Tactical Balanced Growth Portfolio's advisory fees. The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until April 20, 2013, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio. The Trustees determined that each Fund's advisory fee was reasonable because of the complexity of the indices, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

110

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Also at the April 19, 2012 meeting, the Adviser proposed reducing the annual advisory fee for each of PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares MENA Frontier Countries Portfolio and PowerShares Senior Loan Portfolio effective April 20, 2012. The Board noted that the Adviser historically has been waiving a portion of its advisory fees for these Funds. The Board considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided to each of these Funds in connection with the amendment to the Investment Advisory Agreement to reflect the advisory fee changes. The Board concluded for each of these Funds that the reduced advisory fee was appropriate, and determined to approve the amended Investment Advisory Agreement, effective April 20, 2012.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio at a meeting held on April 19, 2012. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the PowerShares Senior Loan Portfolio's assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent

111

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

with the compensation structure used throughout Invesco when Invesco's affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement, as well as any profits or losses realized by the Sub-Adviser from its relationship to the PowerShares Senior Loan Portfolio. The Trustees concluded that the estimated profitability to the Sub-Adviser of the sub-advisory services provided to the PowerShares Senior Loan Portfolio was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as the PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio. No single factor was determinative in the Board's analysis.

112

PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2012 Invesco PowerShares Capital Management LLC  P-PS-SAR-9

2012 Semi-Annual Report to Shareholders

April 30, 2012

PowerShares Ibbotson Alternative Completion Portfolio (PTO)

PowerShares RiverFront Tactical Balanced Growth Portfolio (PAO)

PowerShares RiverFront Tactical Growth & Income Portfolio (PCA)

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Asset Allocation Portfolios

Schedules of Investments

PowerShares Ibbotson Alternative Completion Portfolio (PTO)	5

PowerShares RiverFront Tactical Balanced Growth Portfolio (PAO)	6

PowerShares RiverFront Tactical Growth & Income Portfolio (PCA)	8

Statements of Assets and Liabilities	10

Statements of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	16

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement	27

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2012

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PTO	PowerShares Ibbotson Alternative Completion Portfolio	5/20/08	996	243	103	85	41	17	43
PAO	PowerShares RiverFront Tactical Balanced Growth Portfolio	5/20/08	996	342	63	51	27	13	37
PCA	PowerShares RiverFront Tactical Growth & Income Portfolio	5/20/08	996	215	55	69	47	32	150

2

	Closing Price Below NAV (bps)
Ticker	0-24	-25-49	-50-99	-100-149	-150-199	-200+
PTO	290	85	57	14	7	11
PAO	344	51	32	19	4	13
PCA	256	62	52	31	11	16

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2012.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and each Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Ibbotson Alternative Completion Portfolio (PTO) Actual	$1,000.00	$1,025.77	0.25%	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.62	0.25%	$1.26
PowerShares RiverFront Tactical Balanced Growth Portfolio (PAO) Actual	$1,000.00	$1,060.86	0.25%	$1.28
Hypothetical (5% return before expenses)	$1,000.00	$1,023.62	0.25%	$1.26
PowerShares RiverFront Tactical Growth & Income Portfolio (PCA) Actual	$1,000.00	$1,052.59	0.25%	$1.28
Hypothetical (5% return before expenses)	$1,000.00	$1,023.62	0.25%	$1.26

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

4

Portfolio Composition

PowerShares Ibbotson Alternative Completion Portfolio (PTO)

Asset Class Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Fixed Income Funds	33.7
International Equity Funds	32.6
Commodity Funds	21.6
Currency Funds	8.0
Domestic Equity Funds	4.1
Money Market Funds	5.5
Liabilities in excess of other assets	(5.5)

Schedule of Investments

PowerShares Ibbotson Alternative Completion Portfolio (PTO)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Exchange-Traded Funds—100.0%
	Commodity Funds—21.6%
19,641	PowerShares DB Agriculture Fund(a)(b)	$536,003
18,186	PowerShares DB Base Metals Fund(a)(b)	366,630
24,157	PowerShares DB Energy Fund(a)(b)(c)	722,294
6,343	PowerShares DB Precious Metals Fund(a)(b)	365,737
		1,990,664
	Currency Funds—8.0%
29,603	PowerShares DB G10 Currency Harvest Fund(a)(b)	734,154
	Domestic Equity Funds—4.1%
18,106	PowerShares S&P 500 BuyWrite Portfolio(d)	374,251
	Fixed Income Funds—33.7%
3,155	iShares Barclays TIPS Bond Fund	376,770
6,330	PIMCO Broad U.S. TIPS Index Fund	378,027
39,928	PowerShares Emerging Markets Sovereign Debt Portfolio(d)	1,137,549
58,045	PowerShares Preferred Portfolio(d)	834,107
6,360	SPDR Barclays Capital TIPS ETF	378,420
		3,104,873
	International Equity Funds—32.6%
19,353	PowerShares Emerging Markets Infrastructure Portfolio(d)	818,052
24,271	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(d)	542,942
9,133	PowerShares Global Agriculture Portfolio(d)	270,428
6,985	PowerShares Global Gold and Precious Metals Portfolio(d)	257,118
97,621	PowerShares MENA Frontier Countries Portfolio(d)	1,111,903
		3,000,443
	Total Exchange-Traded Funds (Cost $8,626,064)	9,204,385

Number of Shares		Value
	Money Market Fund—0.0%
849	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $849)	$849
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $8,626,913)—100.0%	9,205,234
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—5.5%
503,250	Invesco Liquid Assets Portfolio— Institutional Class (Cost $503,250)(e)(f)	503,250
	Total Investments (Cost $9,130,163)—105.5%	9,708,484
	Liabilities in excess of other assets—(5.5)%	(503,988)
	Net Assets—100.0%	$9,204,496

Investment Abbreviations:

ETF—Exchange-Traded Fund

TIPS—Treasury Inflation Protected Securities

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Not considered to be affiliated.

(c)  All or a portion of this security was out on loan at April 30, 2012.

(d)  The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. See Note 4.

(e)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(f)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

5

Portfolio Composition

PowerShares RiverFront Tactical Balanced Growth Portfolio (PAO)

Asset Class Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Domestic Equity Funds	44.9
International Equity Funds	38.4
Fixed Income Funds	15.7
Commodity Funds	1.0
Money Market Funds	1.3
Liabilities in excess of other assets	(1.3)

Schedule of Investments

PowerShares RiverFront Tactical Balanced Growth Portfolio (PAO)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Exchange-Traded Funds—100.0%
	Commodity Funds—1.0%
3,312	PowerShares DB Precious Metals Fund(a)(b)	$190,970
	Domestic Equity Funds—44.9%
12,971	iShares Dow Jones U.S. Energy Sector Index Fund(c)	531,941
2,438	iShares Dow Jones U.S. Healthcare Sector Index Fund	190,115
12,958	iShares Dow Jones U.S. Technology Sector Index Fund	981,180
14,397	iShares Dow Jones U.S. Financial Services Index Fund	796,442
97,272	PowerShares Dividend AchieversTM Portfolio(d)	1,535,925
43,014	PowerShares DWA Technical LeadersTM Portfolio(c)(d)	1,198,800
9,485	PowerShares Dynamic Energy Sector Portfolio(d)	384,048
111,966	PowerShares Fundamental Pure Large Core Portfolio(d)	2,982,102
		8,600,553
	Fixed Income Funds—15.7%
2,073	iShares iBoxx $ High Yield Corporate Bond Fund	189,058
13,889	PowerShares Active Low Duration Fund(d)	352,503
6,737	PowerShares Emerging Markets Sovereign Debt Portfolio(d)	191,937
48,906	PowerShares Fundamental High Yield® Corporate Bond Portfolio(d)	916,987
9,564	SPDR Barclays Capital 1-3 Month T-Bill ETF	438,318
11,298	SPDR Barclays Capital High Yield Bond ETF	448,870
5,881	Vanguard Short-Term Corporate Bond ETF	465,893
		3,003,566

Number of Shares		Value
	Exchange-Traded Funds (Continued)
	International Equity Funds—38.4%
15,345	db-X MSCI EAFE Currency-Hedged Equity Fund, Class X	$362,602
11,893	Global X FTSE Asean 40 ETF	192,966
4,763	iShares MSCI Emerging Markets Index Fund	200,999
16,255	iShares MSCI Germany Index Fund	366,388
31,299	iShares MSCI Japan Index Fund	304,852
5,419	iShares MSCI Pacific Ex-Japan Index Fund	238,978
31,773	iShares MSCI United Kingdom Index Fund	557,616
2,932	iShares S&P Latin America 40 Index Fund	134,110
19,339	iShares S&P SmallCap 600 Index Fund	1,455,646
14,340	PowerShares Active U.S. Real Estate Fund(d)	804,061
9,553	PowerShares DWA Emerging Markets Technical Leaders Portfolio(d)	171,762
57,583	PowerShares FTSE RAFI Emerging Markets Portfolio(d)	1,280,646
43,614	PowerShares International Dividend AchieversTM Portfolio(d)	669,911
5,177	Vanguard MSCI Europe ETF	171,980
9,470	WisdomTree Emerging Markets SmallCap Dividend Fund	450,583
		7,363,100
	Total Exchange-Traded Funds (Cost $18,327,865)	19,158,189
	Money Market Fund—0.1%
15,145	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $15,145)	15,145
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $18,343,010)—100.1%	19,173,334

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares RiverFront Tactical Balanced Growth Portfolio (PAO)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—1.2%
230,400	Invesco Liquid Assets Portfolio— Institutional Class (Cost $230,400)(e)(f)	$230,400
	Total Investments (Cost $18,573,410)—101.3%	19,403,734
	Liabilities in excess of other assets—(1.3)%	(245,170)
	Net Assets—100.0%	$19,158,564

Investment Abbreviations:

ETF—Exchange-Traded Fund

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Not considered to be affiliated.

(c)  All or a portion of this security was out on loan at April 30, 2012.

(d)  The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. See Note 4.

(e)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(f)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares RiverFront Tactical Growth & Income Portfolio (PCA)

Asset Class Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Domestic Equity Funds	41.8
Fixed Income Funds	38.2
International Equity Funds	18.0
Commodity Funds	2.0
Money Market Funds	0.5
Liabilities in excess of other assets	(0.5)

Schedule of Investments

PowerShares RiverFront Tactical Growth & Income Portfolio (PCA)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Exchange-Traded Funds—100.0%
	Commodity Funds—2.0%
5,755	PowerShares DB Precious Metals Fund(a)(b)	$331,833
	Domestic Equity Funds—41.8%
4,455	iShares Dow Jones U.S. Healthcare Sector Index Fund	347,401
10,814	iShares Dow Jones U.S. Technology Sector Index Fund	818,836
5,895	iShares Dow Jones U.S. Financial Services Index Fund	326,111
16,428	JPMorgan Alerian MLP Index ETN	657,284
161,147	PowerShares Dividend AchieversTM Portfolio(c)	2,544,511
24,268	PowerShares DWA Technical LeadersTM Portfolio(c)	676,349
9,074	PowerShares Dynamic Consumer Discretionary Sector Portfolio(c)	270,587
151,602	PowerShares High Yield Equity Dividend AchieversTM Portfolio(c)	1,417,479
		7,058,558
	Fixed Income Funds—38.2%
6,863	iShares Barclays 1-3 Year Credit Bond Fund	719,586
8,777	iShares iBoxx $ High Yield Corporate Bond Fund	800,462
4,299	iShares JPMorgan USD Emerging Markets Bond Fund	491,247
6,067	PowerShares Emerging Markets Sovereign Debt Portfolio(c)	172,849
105,007	PowerShares Fundamental High Yield® Corporate Bond Portfolio(c)	1,968,881
24,907	SPDR Barclays Capital High Yield Bond ETF(d)	989,555
16,525	Vanguard Short-Term Corporate Bond ETF	1,309,111
		6,451,691

Number of Shares		Value
	Exchange-Traded Funds (Continued)
	International Equity Funds—18.0%
2,372	iShares MSCI All Country Asia ex Japan Index Fund	$133,306
13,690	iShares MSCI Emerging Markets Index Fund	577,718
18,791	iShares MSCI Germany Index Fund	423,549
9,553	iShares MSCI Pacific Ex-Japan Index Fund	421,287
13,104	PowerShares Active U.S. Real Estate Fund(c)	734,757
16,491	PowerShares International Dividend AchieversTM Portfolio(c)	253,302
8,164	Vanguard MSCI Emerging Markets ETF	347,215
3,030	WisdomTree Emerging Markets SmallCap Dividend Fund	144,168
		3,035,302
	Total Exchange-Traded Funds (Cost $16,189,452)	16,877,384
	Money Market Fund—0.0%
2,107	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $2,107)	2,107
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $16,191,559)—100.0%	16,879,491

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares RiverFront Tactical Growth & Income Portfolio (PCA)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—0.5%
89,100	Invesco Liquid Assets Portfolio— Institutional Class (Cost $89,100)(e)(f)	$89,100
	Total Investments (Cost $16,280,659)—100.5%	16,968,591
	Liabilities in excess of other assets—(0.5)%	(89,304)
	Net Assets—100.0%	$16,879,287

Investment Abbreviations:

ETF—Exchange-Traded Fund

ETN—Exchange-Traded Note

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Not considered to be affiliated.

(c)  The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. See Note 4.

(d)  All or a portion of this security was out on loan at April 30, 2012.

(e)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(f)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

9

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	PowerShares Ibbotson Alternative Completion Portfolio (PTO)	PowerShares RiverFront Tactical Balanced Growth Portfolio (PAO)	PowerShares RiverFront Tactical Growth & Income Portfolio (PCA)
ASSETS:
Unaffiliated investments, at value(a)	$3,858,884	$8,684,652	$8,840,776
Affiliated investments, at value (Note 4)	5,346,350	10,488,682	8,038,715
Investment of securities lending collateral in affiliated money market fund, at value (Note 2H)	503,250	230,400	89,100
Total investments, at value	$9,708,484	$19,403,734	$16,968,591
Cash	29	—	—
Receivables:
Dividends and interest	950	851	2,380
Affiliated securities lending dividends	237	325	804
Investments sold	—	1,964,498	8,424
Total Assets	9,709,700	21,369,408	16,980,199
LIABILITIES:
Due to foreign custodian	68	—	—
Payables:
Collateral upon return of securities loaned	503,250	230,400	89,100
Shares repurchased	—	1,860,475	—
Investments purchased	—	115,640	8,298
Accrued unitary management fees	1,877	4,327	3,512
Accrued expenses	9	2	2
Total Liabilities	505,204	2,210,844	100,912
NET ASSETS	$9,204,496	$19,158,564	$16,879,287
NET ASSETS CONSIST OF:
Shares of beneficial interest	$12,575,193	$21,504,606	$17,967,500
Undistributed net investment income	29,418	366	22,710
Undistributed net realized gain (loss)	(3,978,436)	(3,176,732)	(1,798,855)
Net unrealized appreciation	578,321	830,324	687,932
Net Assets	$9,204,496	$19,158,564	$16,879,287
Shares outstanding (unlimited amount authorized, $0.01 par value)	800,000	1,550,000	1,300,000
Net asset value	$11.51	$12.36	$12.98
Share price	$11.48	$12.33	$12.92
Unaffiliated investments, at cost	$3,484,657	$8,249,418	$8,544,743
Affiliated investments, at cost	5,142,256	10,093,592	7,646,816
Investments of securities lending collateral in affiliated money market fund, at cost	503,250	230,400	89,100
Total investments, at cost	$9,130,163	$18,573,410	$16,280,659
Foreign currencies, at cost	$(66)	$—	$—
(a) Includes securities on loan with an aggregate value of	$493,350	$223,362	$87,406

See Notes to Financial Statements.

10

Statements of Operations

Six Months Ended April 30, 2012 (Unaudited)

	PowerShares Ibbotson Alternative Completion Portfolio (PTO)	PowerShares RiverFront Tactical Balanced Growth Portfolio (PAO)	PowerShares RiverFront Tactical Growth & Income Portfolio (PCA)
INVESTMENT INCOME:
Unaffiliated dividend income	$6,084	$87,339	$148,401
Affiliated dividend income (Note 4)	125,803	123,776	131,048
Affiliated security lending income	312	634	1,068
Total Income	132,199	211,749	280,517
EXPENSES:
Unitary management fees	10,607	27,359	23,459
Net Investment Income	121,592	184,390	257,058
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(25,679)	(435,364)	(306,684)
Distributions from underlying ETF shares	1,887	4,942	8,805
In-kind redemptions	89,325	847,836	1,047,065
Net realized gain	65,533	417,414	749,186
Net change in unrealized appreciation (depreciation) on investment securities	5,756	726,028	(16,045)
Net realized and unrealized gain	71,289	1,143,442	733,141
Net increase in net assets resulting from operations	$192,881	$1,327,832	$990,199

See Notes to Financial Statements.

11

Statements of Changes in Net Assets

	PowerShares Ibbotson Alternative Completion Portfolio (PTO)		PowerShares RiverFront Tactical Balanced Growth Portfolio (PAO)
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$121,592	$237,672	$184,390	$414,354
Net realized gain (loss)	65,533	356,746	417,414	(526,170)
Net change in unrealized appreciation (depreciation)	5,756	(524,035)	726,028	(1,035,596)
Net increase (decrease) in net assets resulting from operations	192,881	70,383	1,327,832	(1,147,412)
Undistributed net investment income (loss) included in the price of units issued and redeemed	3,072	(19,290)	(50,302)	64,018
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(126,758)	(253,041)	(248,972)	(351,545)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,713,226	1,786,873	4,795,489	16,675,702
Value of shares repurchased	(1,118,746)	(4,091,455)	(10,296,285)	(6,762,580)
Net income (loss) equalization	(3,072)	19,290	50,302	(64,018)
Net increase (decrease) in net assets resulting from shares transactions	591,408	(2,285,292)	(5,450,494)	9,849,104
Increase (Decrease) in Net Assets	660,603	(2,487,240)	(4,421,936)	8,414,165
NET ASSETS:
Beginning of period	8,543,893	11,031,133	23,580,500	15,166,335
End of period	$9,204,496	$8,543,893	$19,158,564	$23,580,500
Undistributed net investment income at end of period	$29,418	$31,512	$366	$115,250
CHANGES IN SHARES OUTSTANDING:
Shares sold	150,000	150,000	400,000	1,300,000
Shares repurchased	(100,000)	(350,000)	(850,000)	(550,000)
Shares outstanding, beginning of period	750,000	950,000	2,000,000	1,250,000
Shares outstanding, end of period	800,000	750,000	1,550,000	2,000,000

See Notes to Financial Statements.

12

	PowerShares RiverFront Tactical Growth & Income Portfolio (PCA)
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$257,058	$438,657
Net realized gain (loss)	749,186	(51,121)
Net change in unrealized appreciation (depreciation)	(16,045)	(365,986)
Net increase (decrease) in net assets resulting from operations	990,199	21,550
Undistributed net investment income (loss) included in the price of units issued and redeemed	(38,398)	46,946
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(280,022)	(444,383)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	13,019,569	11,026,040
Value of shares repurchased	(16,884,478)	(5,693,256)
Net income (loss) equalization	38,398	(46,946)
Net increase (decrease) in net assets resulting from shares transactions	(3,826,511)	5,285,838
Increase (Decrease) in Net Assets	(3,154,732)	4,909,951
NET ASSETS:
Beginning of period	20,034,019	15,124,068
End of period	$16,879,287	$20,034,019
Undistributed net investment income at end of period	$22,710	$84,072
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,050,000	850,000
Shares repurchased	(1,350,000)	(450,000)
Shares outstanding, beginning of period	1,600,000	1,200,000
Shares outstanding, end of period	1,300,000	1,600,000

13

Financial Highlights

PowerShares Ibbotson Alternative Completion Portfolio (PTO)

	Six Months Ended April 30, 2012		Year Ended October 31,				For the Period May 16, 2008 (a) Through
	(Unaudited)		2011	2010		2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.39		$11.61	$10.40		$9.04	$15.12
Net investment income(b)	0.16		0.30	0.22		0.19	0.12
Net realized and unrealized gain (loss) on investments	0.13		(0.20)	1.24		1.34	(6.14)
Total from investment operations	0.29		0.10	1.46		1.53	(6.02)
Distributions to shareholders from:
Net investment income	(0.17)		(0.32)	(0.25)		(0.17)	(0.06)
Net asset value at end of period	$11.51		$11.39	$11.61		$10.40	$9.04
Share price at end of period(c)	$11.48		$11.37	$11.55		$10.51	$8.90
NET ASSET VALUE, TOTAL RETURN(d)	2.58%		0.88%	14.18%		17.36%	(39.92	)%(e)
SHARE PRICE TOTAL RETURN(d)	2.49%		1.22%	12.42%		20.46%	(40.86	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$9,204		$8,544	$11,031		$9,881	$9,043
Ratio to average net assets of:
Expenses(f)	0.25	%(g)	0.25%	0.25%		0.26%	0.25	%(g)
Net investment income	2.87	%(g)	2.59%	2.02%		2.14%	2.36	%(g)
Portfolio turnover rate(h)	5%		5%	122%		48%	89%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(i)	$0.00	(j)	$(0.02)	$(0.00	)(j)	$(0.01)	$0.09

PowerShares RiverFront Tactical Balanced Growth Portfolio (PAO)

	Six Months Ended April 30, 2012		Year Ended October 31,			For the Period May 16, 2008 (a) Through
	(Unaudited)		2011	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.79		$12.13	$10.93	$9.58	$15.10
Net investment income(b)	0.10		0.23	0.22	0.25	0.19
Net realized and unrealized gain (loss) on investments	0.61		(0.36)	1.22	1.33	(5.60)
Total from investment operations	0.71		(0.13)	1.44	1.58	(5.41)
Distributions to shareholders from:
Net investment income	(0.14)		(0.21)	(0.24)	(0.23)	(0.11)
Net asset value at end of period	$12.36		$11.79	$12.13	$10.93	$9.58
Share price at end of period(c)	$12.33		$11.77	$12.14	$11.01	$9.34
NET ASSET VALUE, TOTAL RETURN(d)	6.09%		(1.11)%	13.33%	16.88%	(36.04	)%(k)
SHARE PRICE TOTAL RETURN(d)	6.01%		(1.36)%	12.60%	20.75%	(37.64	)%(k)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$19,159		$23,581	$15,166	$9,837	$7,666
Ratio to average net assets of:
Expenses(f)	0.25	%(g)	0.25%	0.25%	0.26%	0.25	%(g)
Net investment income	1.68	%(g)	1.79%	1.99%	2.63%	3.58	%(g)
Portfolio turnover rate(h)	62%		195%	204%	57%	78%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(i)	$(0.03)		$0.04	$0.04	$0.01	$0.06

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (May 20, 2008, the first day trading on the exchange) to October 31, 2008 was (39.44)%. The share price total return from Fund Inception to October 31, 2008 was (41.13)%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying ETFs in which the Fund invests. Estimated underlying ETFs' expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying ETFs and are deducted from the value of the funds that the Fund invests in. The effect of the estimated underlying ETFs' expenses that the Fund bears indirectly is included in the Fund's total return.

(g)  Annualized.

(h)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(i)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(j)  Amount represents less than $0.005.

(k)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the exchange) to October 31, 2008 was (35.74)%. The share price total return from Fund Inception to October 31, 2008 was (38.01)%.

See Notes to Financial Statements.

14

Financial Highlights (Continued)

PowerShares RiverFront Tactical Growth & Income Portfolio (PCA)

	Six Months Ended April 30, 2012		Year Ended October 31,			For the Period May 16, 2008 (a) Through
	(Unaudited)		2011	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.52		$12.60	$11.55	$10.20	$15.08
Net investment income(b)	0.16		0.28	0.29	0.29	0.20
Net realized and unrealized gain (loss) on investments	0.49		(0.07)	1.02	1.34	(4.96)
Total from investment operations	0.65		0.21	1.31	1.63	(4.76)
Distributions to shareholders from:
Net investment income	(0.19)		(0.29)	(0.26)	(0.28)	(0.12)
Net asset value at end of period	$12.98		$12.52	$12.60	$11.55	$10.20
Share price at end of period(c)	$12.92		$12.51	$12.61	$11.54	$10.46
NET ASSET VALUE, TOTAL RETURN(d)	5.26%		1.70%	11.53%	16.33%	(31.74	)%(e)
SHARE PRICE TOTAL RETURN(d)	4.86%		1.46%	11.68%	13.30%	(30.02	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,879		$20,034	$15,124	$11,545	$7,142
Ratio to average net assets of:
Expenses(f)	0.25	%(g)	0.25%	0.25%	0.26%	0.25	%(g)
Net investment income	2.74	%(g)	2.15%	2.42%	2.80%	3.64	%(g)
Portfolio turnover rate(h)	57%		181%	162%	67%	67%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(i)	$(0.02)		$0.03	$0.03	$0.03	$0.07

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (May 20, 2008, the first day trading on the exchange) to October 31, 2008 was (31.56)%. The share price total return from Fund Inception to October 31, 2008 was (30.94)%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying ETFs in which the Fund invests. Estimated underlying ETFs' expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying ETFs and are deducted from the value of the funds that the Fund invests in. The effect of the estimated underlying ETFs' expenses that the Fund bears indirectly is included in your Fund's total return.

(g)  Annualized.

(h)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(i)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

15

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2012, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Ibbotson Alternative Completion Portfolio (PTO)	"Ibbotson Alternative Completion Portfolio"

PowerShares RiverFront Tactical Balanced Growth Portfolio (PAO)	"RiverFront Tactical Balanced Growth Portfolio"

PowerShares RiverFront Tactical Growth & Income Portfolio (PCA)	"RiverFront Tactical Growth & Income Portfolio"

Each portfolio (each, a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index"):

Fund	Index
Ibbotson Alternative Completion Portfolio	Ibbotson Alternative Completion IndexTM

RiverFront Tactical Balanced Growth Portfolio	RiverFront Global Tactical Balanced Growth IndexTM

RiverFront Tactical Growth & Income Portfolio	RiverFront Global Tactical Balanced Growth & Income IndexTM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

16

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

17

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, Underlying ETFs do not utilize investing strategies that seek returns in excess of their underlying indexes. Therefore, an Underlying ETF would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective underlying index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Portfolio Turnover Risk. Each Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund's shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize capital gains to the extent possible.

Fund of Funds Risk. Each Fund pursues its investment objective by primarily investing its assets in underlying exchange-traded funds ("ETFs"). A Fund's investment performance, because it is a fund of funds, largely depends on the investment performance of the underlying ETFs in which it invests. An investment in a Fund is subject to the risks associated with the underlying ETFs that comprise its Underlying Index. Each Fund will indirectly pay a proportional share of the fees and expenses of the underlying ETFs in which it invests (including operating expenses and management fees). There is a risk that the evaluations and assumptions of each Fund's Index Provider regarding the asset classes represented in the Underlying Index may be incorrect based on actual market conditions. In addition, at times certain segments of the market represented by constituent underlying ETFs in the Underlying Index may be out of favor and underperform other segments.

18

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Risks of Investing in ETNs. ETNs are unsecured, unsubordinated debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The return on an exchange-traded note ("ETN") is generally linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. A Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market. Certain ETNs in which a Fund may invest may be linked to master limited partnerships ("MLPs"). An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986, as amended ("The Internal Revenue Code"), and whose partnership interests or "units" are traded on securities exchanges like shares of corporate stock. Investments linked to MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members. Moreover, the tax treatment of ETNs is uncertain and the Internal Revenue Service could assert at any time that ETNs should be taxed in a manner that may adversely affect a Fund. In addition, you should note that the IRS and the U.S. Treasury Department have announced a review of the tax treatment of investments that have characteristics similar to ETNs. Accordingly, no assurance can be given that future tax legislation, regulations or other guidance may not change the tax treatment of the ETNs in an adverse manner.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company investments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax

19

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, expenses of the underlying ETFs that are paid indirectly as a result of share ownership of the underlying ETFs in which a Fund may invest, and other extraordinary expenses.

Expenses included in each of the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the underlying ETF in which it invests. The effects of the underlying ETF's expenses are included in the realized and unrealized gain/loss on the investments in the underlying ETFs.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Securities Lending

Effective January 1, 2012, each Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund

20

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Affiliated securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee of 0.25% of each Fund's average daily net assets. The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, expenses of the underlying ETFs that are paid indirectly as a result of share ownership of the underlying ETFs and other extraordinary expenses.

Each Fund indirectly bears the fees and expenses of the underlying ETFs in which it invests. The Adviser serves as the investment adviser to some of the underlying ETFs. By virtue of the Fund's investments in affiliated underlying ETFs, the management fee received by the Adviser for managing the underlying ETFs will increase.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor has entered into a Marketing Agreement with DB Commodity Services LLC and Deutsche Bank AG, London Branch (collectively, "Deutsche Bank") to assist in marketing activities with respect to the PowerShares DB ETFs in which each Fund may invest. The Distributor receives a fee from Deutsche Bank for these services. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Ibbotson Alternative Completion Portfolio with Ibbotson Associates, and for the RiverFront Tactical Balanced Growth Portfolio and RiverFront Tactical Growth & Income Portfolio with RiverFront Investment Group® (each a "Licensor"). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

21

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Note 4. Investments in Affiliates

The Funds and other certain underlying ETFs have the same investment adviser and therefore are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated ETFs for the six-month period ended April 30, 2012.

Ibbotson Alternative Completion Portfolio

	Value 10/31/2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 04/30/2012	Dividend Income
PowerShares Emerging Markets Infrastructure Portfolio	$836,282	$171,763	$(212,347)	$18,738	$3,616	$818,052	$6,484
PowerShares Emerging Markets Sovereign Debt Portfolio	1,019,518	253,754	(173,359)	33,126	4,510	1,137,549	25,263
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	513,666	121,623	(102,164)	8,669	1,148	542,942	5,344
PowerShares Global Agriculture Portfolio	263,376	57,287	(51,703)	(6,164)	7,632	270,428	1,705
PowerShares Global Gold and Precious Metals Portfolio	254,649	90,446	(35,850)	(54,008)	1,881	257,118	2,881
PowerShares MENA Frontier Countries Portfolio	1,017,800	255,091	(174,110)	24,202	(11,080)	1,111,903	24,523
PowerShares Preferred Portfolio	756,859	166,921	(108,272)	16,943	1,656	834,107	26,558
PowerShares S&P 500 BuyWrite Portfolio	351,651	80,254	(61,171)	1,634	1,883	374,251	33,045
Total Investments in Affiliates	$5,013,801	$1,197,139	$(918,976)	$43,140	$11,246	$5,346,350	$125,803

RiverFront Tactical Balanced Growth Portfolio

	Value 10/31/2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 04/30/2012	Dividend Income
PowerShares Active Low Duration Fund	$—	$447,340	$(90,295)	$(2,392)	$(2,150)	$352,503	$2,247
PowerShares Active U.S. Real Estate Fund	—	925,257	(254,854)	107,503	26,155	804,061	8,427
PowerShares Dividend AchieversTM Portfolio	480,863	2,063,263	(1,042,588)	(69,430)	103,817	1,535,925	5,433
PowerShares DWA Developed Markets Technical Leaders Portfolio	555,899	—	(500,920)	29,415	(84,394)	—	—
PowerShares DWA Emerging Markets Technical Leaders Portfolio	212,324	16,044	(76,978)	20,496	(124)	171,762	1,234
PowerShares DWA Technical LeadersTM Portfolio	1,360,313	113,293	(464,802)	147,370	42,626	1,198,800	1,138
PowerShares Dynamic Consumer Discretionary Sector Portfolio	1,022,170	63,833	(1,169,203)	(76,432)	159,632	—	2,906
PowerShares Dynamic Energy Sector Portfolio	798,276	66,282	(519,444)	3,578	35,356	384,048	636
PowerShares Dynamic Financial Sector Portfolio	1,448,829	55,781	(1,539,243)	103,843	(69,210)	—	4,245
PowerShares Dynamic Food & Beverage Portfolio	543,782	—	(540,081)	(20,788)	17,087	—	—

22

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

	Value 10/31/2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 04/30/2012	Dividend Income
PowerShares Dynamic Industrials Sector Portfolio	$567,776	$21,620	$(601,103)	$(65,436)	$77,143	$—	$591
PowerShares Dynamic Utilities Portfolio	237,361	18,996	(264,237)	20,285	(12,405)	—	1,604
PowerShares Emerging Markets Sovereign Debt Portfolio	—	237,564	(57,136)	9,162	2,347	191,937	3,950
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	118,707	—	(107,596)	14,435	(25,546)	—	—
PowerShares FTSE RAFI Emerging Markets Portfolio	2,408,536	140,846	(1,223,075)	162,874	(208,535)	1,280,646	16,099
PowerShares Fundamental High Yield® Corporate Bond Portfolio	2,253,206	170,120	(1,542,819)	20,607	15,873	916,987	38,841
PowerShares Fundamental Pure Large Core Portfolio	1,149,047	2,475,755	(816,076)	58,130	115,246	2,982,102	19,667
PowerShares International Dividend AchieversTM Portfolio	1,264,955	111,536	(693,387)	445	(13,638)	669,911	11,950
PowerShares S&P 500® Low Volatility Portfolio	480,618	688,757	(1,201,414)	4,019	28,020	—	4,808
Total Investments in Affiliates	$14,902,662	$7,616,287	$(12,705,251)	$467,684	$207,300	$10,488,682	$123,776

RiverFront Tactical Growth & Income Portfolio

	Value 10/31/2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 04/30/2012	Dividend Income
PowerShares Active Low Duration Fund	$127,726	$316,218	$(435,307)	$(821)	$(7,816)	$—	$6,636
PowerShares Active U.S. Real Estate Fund	—	1,265,878	(646,919)	81,206	34,592	734,757	7,354
PowerShares Dividend AchieversTM Portfolio	2,170,102	3,553,115	(3,359,502)	(87,579)	268,375	2,544,511	22,865
PowerShares DWA Technical LeadersTM Portfolio	342,088	569,866	(307,279)	56,096	15,578	676,349	302
PowerShares Dynamic Consumer Discretionary Sector Portfolio	509,782	304,254	(594,742)	26,309	24,984	270,587	1,936
PowerShares Emerging Markets Sovereign Debt Portfolio	—	212,060	(48,263)	8,237	815	172,849	3,284
PowerShares FTSE RAFI Emerging Markets Portfolio	670,021	161,065	(741,100)	5,500	(95,486)	—	—
PowerShares Fundamental High Yield® Corporate Bond Portfolio	2,424,534	1,523,501	(2,038,342)	1,606	57,582	1,968,881	49,208
PowerShares High Yield Equity Dividend AchieversTM Portfolio	1,260,516	1,191,539	(1,086,661)	(72,894)	124,979	1,417,479	29,133
PowerShares International Dividend AchieversTM Portfolio	1,007,845	290,302	(949,939)	(24,169)	(70,737)	253,302	1,214
PowerShares S&P 500® Low Volatility Portfolio	1,219,423	763,509	(2,014,822)	(35,629)	67,519	—	9,116
Total Investments in Affiliates	$9,732,037	$10,151,307	$(12,222,876)	$(42,138)	$420,385	$8,038,715	$131,048

23

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2012, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the six-month period ended April 30, 2012, there were no significant transfers between investment levels.

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distributions (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

24

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

The following Funds had capital loss carryforward amounts as of October 31, 2011, which expire on October 31 of each year listed below:

	2016	2017	2018	2019	Total*
Ibbotson Alternative Completion Portfolio**	$1,675,018	$1,239,640	$1,090,009	$—	$4,004,667
RiverFront Tactical Balanced Growth Portfolio	1,323,393	967,037	221,824	900,705	3,412,959
RiverFront Tactical Growth & Income Portfolio	895,279	793,493	298,305	518,595	2,505,672

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

** The Fund utilized $65,308 of capital loss carryforward during the fiscal year ended October 31, 2011.

Note 7. Investment Transactions

For the six-month period ended April 30, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Ibbotson Alternative Completion Portfolio	$401,158	$403,255
RiverFront Tactical Balanced Growth Portfolio	13,587,611	13,448,998
RiverFront Tactical Growth & Income Portfolio	11,423,572	11,801,320

For the six-month period ended April 30, 2012, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Ibbotson Alternative Completion Portfolio	$1,702,775	$1,111,321
RiverFront Tactical Balanced Growth Portfolio	5,065,503	10,770,748
RiverFront Tactical Growth & Income Portfolio	13,236,212	16,751,879

Gains and losses on in-kind transactions are generally not considered taxable gains and losses for Federal income tax purposes.

At April 30, 2012, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Ibbotson Alternative Completion Portfolio	$9,136,471	$572,013	$672,663	$(100,650)
RiverFront Tactical Balanced Growth Portfolio	18,754,597	649,137	962,223	(313,086)
RiverFront Tactical Growth & Income Portfolio	16,323,028	645,563	716,840	(71,277)

25

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustees who are affiliated with the Adviser (the "Non-Independent Trustees") of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in capital shares for each Fund are disclosed in detail on the Statement of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

26

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 19, 2012, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 54 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Convertible Securities Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares Ibbotson Alternative Completion Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW International Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares RiverFront Tactical Balanced Growth Portfolio

PowerShares RiverFront Tactical Growth & Income Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

27

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Also at the April 19, 2012 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Senior Loan Portfolio (the "Sub-Advisory Agreement"): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a "Sub-Adviser" and collectively, the "Sub-Advisers").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices for the one-year, three-year and since inception periods ended December 31, 2011, as applicable, including reports on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that for each applicable period, the correlation for each Fund, other than PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares VRDO Tax-Free Weekly Portfolio's level of correlation to its underlying index, including the Adviser's representation that a primary cause is the abnormally low yield environment and its expectation that, over time, the Fund's correlation will return to within the targeted range set forth in the Trust's registration statement. The Trustees noted that for each applicable period, the tracking error for each Fund, other than the one-year period for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio's tracking error, including the Adviser's expectation that as market volatility decreases, the Fund's tracking error will decline. The Trustees concluded that each Fund's correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

28

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage commissions and other trading expenses, taxes, interest (including for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit) and extraordinary expenses.

0.22%:  PowerShares Fundamental Investment Grade Corporate Bond Portfolio

0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® Low Volatility Portfolio

0.29%:  PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.35%:  PowerShares Build America Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio

0.40%:  PowerShares KBW International Financial Portfolio

0.45%:  PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio

0.50%:  PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio

0.75%:  PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid

29

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares S&P International Developed High Quality Portfolio, PowerShares Senior Loan Portfolio

0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

0.85%:  PowerShares FTSE RAFI Emerging Markets Portfolio

0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

0.95%:  PowerShares MENA Frontier Countries Portfolio

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients with comparable investment strategies as the Funds, except for PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares S&P 500® Low Volatility Portfolio and PowerShares Senior Loan Portfolio, and further noted the Adviser's representation that the advisory fee charged to each of these Funds was not higher than the fee the Adviser charged to its other clients with comparable investment strategies. The Trustees noted that each Fund's advisory fee was:

•  higher than the median expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, which was equal to or lower than the median expense ratio of its ETF peer funds; and there was no comparable ETF peer fund information available for PowerShares Senior Loan Portfolio); and

•  equal to or lower than the median expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S.

30

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares S&P International Developed High Quality Portfolio, which was higher than the median expense ratio of its open-end index peer funds; and there was no comparable open-end index peer fund information available for PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares Senior Loan Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds (except for the advisory fee of PowerShares CEF Income Composite Portfolio, which was higher than the median expense ratio of its open-end actively managed peer funds, and of PowerShares RiverFront Tactical Balanced Growth Portfolio, which was equal to the median expense ratio of its open-end actively-managed peer funds).

The Trustees reviewed the additional information the Adviser provided regarding PowerShares CEF Income Composite Portfolio's and PowerShares RiverFront Tactical Balanced Growth Portfolio's advisory fees. The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until April 20, 2013, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio. The Trustees determined that each Fund's advisory fee was reasonable because of the complexity of the indices, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

31

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Also at the April 19, 2012 meeting, the Adviser proposed reducing the annual advisory fee for each of PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares MENA Frontier Countries Portfolio and PowerShares Senior Loan Portfolio effective April 20, 2012. The Board noted that the Adviser historically has been waiving a portion of its advisory fees for these Funds. The Board considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided to each of these Funds in connection with the amendment to the Investment Advisory Agreement to reflect the advisory fee changes. The Board concluded for each of these Funds that the reduced advisory fee was appropriate, and determined to approve the amended Investment Advisory Agreement, effective April 20, 2012.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio at a meeting held on April 19, 2012. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the PowerShares Senior Loan Portfolio's assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

32

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco's affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement, as well as any profits or losses realized by the Sub-Adviser from its relationship to the PowerShares Senior Loan Portfolio. The Trustees concluded that the estimated profitability to the Sub-Adviser of the sub-advisory services provided to the PowerShares Senior Loan Portfolio was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as the PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio. No single factor was determinative in the Board's analysis.

33

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2012 Invesco PowerShares Capital Management LLC  P-PS-SAR-11

2012 Semi-Annual Report to Shareholders

April 30, 2012

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

PowerShares S&P SmallCap Energy Portfolio (PSCE)

PowerShares S&P SmallCap Financials Portfolio (PSCF)

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

PowerShares S&P SmallCap Materials Portfolio (PSCM)

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

S&P SmallCap Portfolios

Schedules of Investments

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)	6

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	9

PowerShares S&P SmallCap Energy Portfolio (PSCE)	10

PowerShares S&P SmallCap Financials Portfolio (PSCF)	11

PowerShares S&P SmallCap Health Care Portfolio (PSCH)	13

PowerShares S&P SmallCap Industrials Portfolio (PSCI)	15

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)	18

PowerShares S&P SmallCap Materials Portfolio (PSCM)	21

PowerShares S&P SmallCap Utilities Portfolio (PSCU)	23

Statements of Assets and Liabilities	24

Statements of Operations	26

Statements of Changes in Net Assets	28

Financial Highlights	32

Notes to Financial Statements	37

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement	46

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2012

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PSCD	PowerShares S&P SmallCap Consumer Discretionary Portfolio	4/7/10	523	231	4	—	—	—	—
PSCC	PowerShares S&P SmallCap Consumer Staples Portfolio	4/7/10	523	218	2	—	—	1	—
PSCE	PowerShares S&P SmallCap Energy Portfolio	4/7/10	523	238	2	—	—	—	—
PSCF	PowerShares S&P SmallCap Financials Portfolio	4/7/10	523	207	8	1	—	—	—
PSCH	PowerShares S&P SmallCap Health Care Portfolio	4/7/10	523	261	6	1	—	—	—
PSCI	PowerShares S&P SmallCap Industrials Portfolio	4/7/10	523	210	1	—	—	—	—
PSCT	PowerShares S&P SmallCap Information Technology Portfolio	4/7/10	523	248	3	1	—	—	—
PSCM	PowerShares S&P SmallCap Materials Portfolio	4/7/10	523	189	2	1	—	—	—
PSCU	PowerShares S&P SmallCap Utilities Portfolio	4/7/10	523	237	3	—	—	—	—

2

	Closing Price Below NAV (bps)
Ticker	0-24	-25-49	-50-99	-100-149	-150-199	-200+
PSCD	285	2	1	—	—	—
PSCC	295	7	—	—	—	—
PSCE	277	4	1	1	—	—
PSCF	295	11	—	—	—	1
PSCH	251	3	1	—	—	—
PSCI	306	6	—	—	—	—
PSCT	261	9	1	—	—	—
PSCM	305	24	2	—	—	—
PSCU	281	2	—	—	—	—

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2012.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD) Actual	$1,000.00	$1,172.71	0.29%	$1.57
Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	0.29%	$1.46
PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC) Actual	$1,000.00	$1,105.77	0.29%	$1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	0.29%	$1.46
PowerShares S&P SmallCap Energy Portfolio (PSCE) Actual	$1,000.00	$1,086.18	0.29%	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	0.29%	$1.46

4

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares S&P SmallCap Financials Portfolio (PSCF) Actual	$1,000.00	$1,148.89	0.29%	$1.55
Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	0.29%	$1.46
PowerShares S&P SmallCap Health Care Portfolio (PSCH) Actual	$1,000.00	$1,152.72	0.29%	$1.55
Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	0.29%	$1.46
PowerShares S&P SmallCap Industrials Portfolio (PSCI) Actual	$1,000.00	$1,101.69	0.29%	$1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	0.29%	$1.46
PowerShares S&P SmallCap Information Technology Portfolio (PSCT) Actual	$1,000.00	$1,112.18	0.29%	$1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	0.29%	$1.46
PowerShares S&P SmallCap Materials Portfolio (PSCM) Actual	$1,000.00	$1,112.24	0.29%	$1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	0.29%	$1.46
PowerShares S&P SmallCap Utilities Portfolio (PSCU) Actual	$1,000.00	$1,000.43	0.29%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	0.29%	$1.46

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

5

Portfolio Composition

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Retail	47.4
Apparel	12.6
Commercial Services	7.4
Leisure Time	5.0
Home Furnishings	4.4
Miscellaneous Manufacturing	3.6
Home Builders	3.6
Entertainment	3.5
Household Products/Wares	2.7
Distribution/Wholesale	2.2
Beverages	1.3
Auto Parts & Equipment	1.1
Lodging	1.0
Internet	0.9
Machinery - Diversified	0.8
Building Materials	0.7
Media	0.7
Toys/Games/Hobbies	0.6
Advertising	0.5
Money Market Fund	0.0
Liabilities in excess of other assets	0.0

Schedule of Investments

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Advertising—0.5%
35,231	Harte-Hanks, Inc.	$295,940
	Apparel—12.6%
71,970	Crocs, Inc.(a)	1,453,794
58,095	Iconix Brand Group, Inc.(a)	891,177
21,960	K-Swiss, Inc., Class A(a)	80,813
18,825	Maidenform Brands, Inc.(a)	429,775
11,103	Oxford Industries, Inc.	532,833
9,720	Perry Ellis International, Inc.(a)	181,861
98,089	Quiksilver, Inc.(a)	339,388
29,638	Skechers U.S.A., Inc., Class A(a)	553,341
31,376	Steven Madden Ltd.(a)	1,355,757
20,414	True Religion Apparel, Inc.(a)	554,444
38,984	Wolverine World Wide, Inc.	1,635,379
		8,008,562
	Auto Parts & Equipment—1.1%
26,914	Spartan Motors, Inc.	117,076
15,594	Standard Motor Products, Inc.	235,002
18,938	Superior Industries International, Inc.	324,029
		676,107

Number of Shares		Value
	Common Stocks (Continued)
	Beverages—1.3%
10,523	Peet's Coffee & Tea, Inc.(a)	$808,377
	Building Materials—0.7%
15,194	Drew Industries, Inc.(a)	452,477
	Commercial Services—7.4%
14,312	American Public Education, Inc.(a)	496,912
21,879	Arbitron, Inc.	832,496
10,980	Capella Education Co.(a)	359,156
42,746	Career Education Corp.(a)	304,779
68,008	Corinthian Colleges, Inc.(a)	261,151
18,125	Lincoln Educational Services Corp.	133,037
116,614	Live Nation Entertainment, Inc.(a)	1,056,523
24,727	Monro Muffler Brake, Inc.	1,020,236
17,225	Universal Technical Institute, Inc.	206,700
		4,670,990
	Distribution/Wholesale—2.2%
38,061	Pool Corp.	1,404,832

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Entertainment—3.5%
21,603	Marriott Vacations Worldwide Corp.(a)	$637,936
21,702	Multimedia Games Holding Co., Inc.(a)	246,535
49,788	Pinnacle Entertainment, Inc.(a)	552,647
44,022	Shuffle Master, Inc.(a)	777,869
		2,214,987
	Home Builders—3.6%
15,043	M/I Homes, Inc.(a)	200,072
22,546	Meritage Homes Corp.(a)	640,081
35,596	Ryland Group, Inc.	801,266
81,084	Standard Pacific Corp.(a)	410,285
23,351	Winnebago Industries, Inc.(a)	227,672
		2,279,376
	Home Furnishings—4.4%
20,803	Ethan Allen Interiors, Inc.	482,630
41,438	La-Z-Boy, Inc.(a)	624,471
45,229	Select Comfort Corp.(a)	1,306,213
11,827	Universal Electronics, Inc.(a)	200,113
14,973	VOXX International Corp., Class A(a)	190,007
		2,803,434
	Household Products/Wares—2.7%
30,696	American Greetings Corp., Class A	491,136
4,148	Blyth, Inc.	364,900
25,324	Helen of Troy Ltd.(a)	876,210
		1,732,246
	Internet—0.9%
11,127	Blue Nile, Inc.(a)	336,925
21,772	Nutrisystem, Inc.	252,120
		589,045
	Leisure Time—5.0%
10,131	Arctic Cat, Inc.(a)	448,196
71,452	Brunswick Corp.	1,878,473
52,086	Callaway Golf Co.	319,287
31,860	Interval Leisure Group, Inc.	550,541
		3,196,497
	Lodging—1.0%
43,701	Boyd Gaming Corp.(a)	336,061
15,932	Marcus Corp.	199,309
9,179	Monarch Casino & Resort, Inc.(a)	88,853
		624,223
	Machinery - Diversified—0.8%
21,893	iRobot Corp.(a)	516,894
	Media—0.7%
21,923	Digital Generation, Inc.(a)	203,445
24,824	E.W. Scripps Co. (The), Class A(a)	227,388
		430,833

Number of Shares		Value
	Common Stocks (Continued)
	Miscellaneous Manufacturing—3.6%
50,048	Hillenbrand, Inc.	$1,048,005
13,963	Movado Group, Inc.	395,851
15,315	Sturm Ruger & Co., Inc.	874,027
		2,317,883
	Retail—47.4%
17,425	Big 5 Sporting Goods Corp.	145,847
1,148	Biglari Holdings, Inc.(a)	466,467
19,454	BJ's Restaurants, Inc.(a)	840,218
33,634	Brown Shoe Co., Inc.	306,406
21,402	Buckle, Inc. (The)	988,344
14,723	Buffalo Wild Wings, Inc.(a)	1,234,524
34,210	Cabela's, Inc.(a)	1,293,480
23,359	Cato Corp. (The), Class A	650,081
14,546	CEC Entertainment, Inc.	555,948
19,926	Children's Place Retail Stores, Inc. (The)(a)	916,197
28,843	Christopher & Banks Corp.	53,936
24,316	Coinstar, Inc.(a)	1,526,802
71,118	Coldwater Creek, Inc.(a)	70,407
18,421	Cracker Barrel Old Country Store, Inc.	1,059,576
12,467	DineEquity, Inc.(a)	605,647
41,608	Finish Line, Inc. (The), Class A	926,194
29,669	Fred's, Inc., Class A	424,860
19,402	Genesco, Inc.(a)	1,455,150
18,195	Group 1 Automotive, Inc.	1,053,127
15,298	Haverty Furniture Cos., Inc.	183,576
21,198	Hibbett Sports, Inc.(a)	1,265,945
33,844	Hot Topic, Inc.	331,671
35,333	Jack in the Box, Inc.(a)	802,766
22,293	Jos. A. Bank Clothiers, Inc.(a)	1,060,032
12,382	Kirkland's, Inc.(a)	181,272
17,286	Lithia Motors, Inc., Class A	463,783
80,889	Liz Claiborne, Inc.(a)	1,083,913
22,446	Lumber Liquidators Holdings, Inc.(a)	649,363
18,769	MarineMax, Inc.(a)	200,078
41,066	Men's Wearhouse, Inc. (The)	1,521,085
69,028	OfficeMax, Inc.(a)	320,980
16,945	P.F. Chang's China Bistro, Inc.	672,547
14,759	Papa John's International, Inc.(a)	594,492
42,260	Pep Boys - Manny, Moe & Jack (The)	630,942
15,737	PetMed Express, Inc.	211,977
8,883	Red Robin Gourmet Burgers, Inc.(a)	316,768
50,177	Ruby Tuesday, Inc.(a)	341,204
12,542	Rue21, Inc.(a)	380,650
28,222	Ruth's Hospitality Group, Inc.(a)	195,296
27,839	Sonic Automotive, Inc., Class A	468,252
48,506	Sonic Corp.(a)	350,213
24,378	Stage Stores, Inc.	372,252
21,589	Stein Mart, Inc.(a)	138,601
47,731	Texas Roadhouse, Inc.	823,360
33,496	Tuesday Morning Corp.(a)	135,324

See Notes to Financial Statements.

7

Schedule of Investments (Continued)

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
23,406	Vitamin Shoppe, Inc.(a)	$1,101,720
20,888	Zale Corp.(a)	57,233
17,456	Zumiez, Inc.(a)	639,937
		30,068,443
	Toys/Games/Hobbies—0.6%
20,636	JAKKS Pacific, Inc.	393,529
	Total Common Stocks (Cost $55,833,809)	63,484,675
	Money Market Fund—0.0%
753	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $753)	753
	Total Investments (Cost $55,834,562)—100.0%	63,485,428
	Liabilities in excess of other assets—(0.0)%	(16,979)
	Net Assets—100.0%	$63,468,449

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

8

Portfolio Composition

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Food	56.4
Household Products/Wares	10.9
Retail	10.0
Environmental Control	8.9
Agriculture	6.6
Beverages	4.4
Commercial Services	1.4
Cosmetics/Personal Care	1.4
Money Market Fund	5.6
Liabilities in excess of other assets	(5.6)

Schedule of Investments

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Agriculture—6.6%
104,120	Alliance One International, Inc.(a)	$368,585
21,575	Andersons, Inc. (The)	1,087,380
		1,455,965
	Beverages—4.4%
9,425	Boston Beer Co., Inc., Class A(a)(b)	973,791
	Commercial Services—1.4%
16,386	Medifast, Inc.(a)(b)	314,939
	Cosmetics/Personal Care—1.4%
19,288	Inter Parfums, Inc.	303,786
	Environmental Control—8.9%
120,124	Darling International, Inc.(a)	1,967,631
	Food—56.4%
42,409	B&G Foods, Inc.	943,176
14,961	Calavo Growers, Inc.	429,082
17,068	Cal-Maine Foods, Inc.	614,960
26,286	Diamond Foods, Inc.(b)	549,377
26,071	Hain Celestial Group, Inc. (The)(a)	1,233,158
17,241	J & J Snack Foods Corp.	966,531
14,550	Nash Finch Co.	365,205
18,078	Sanderson Farms, Inc.	933,006
10,889	Seneca Foods Corp., Class A(a)	253,605
42,297	Snyders-Lance, Inc.	1,094,646
27,257	Spartan Stores, Inc.	496,895
36,791	TreeHouse Foods, Inc.(a)	2,115,851
49,932	United Natural Foods, Inc.(a)	2,461,148
		12,456,640
	Household Products/Wares—10.9%
50,376	Central Garden & Pet Co., Class A(a)	538,519
58,951	Prestige Brands Holdings, Inc.(a)	1,001,578
19,039	WD-40 Co.	858,278
		2,398,375

Number of Shares		Value
	Common Stocks (Continued)
	Retail—10.0%
38,981	Casey's General Stores, Inc.	$2,196,580
	Total Common Stocks (Cost $20,761,009)	22,067,707
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $20,761,009)—100.0%	22,067,707
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—5.6%
1,213,194	Invesco Liquid Assets Portfolio - Institutional Class (Cost $1,231,093)(c)(d)	1,231,093
	Total Investments (Cost $21,992,102)—105.6%	23,298,800
	Liabilities in excess of other assets—(5.6)%	(1,223,984)
	Net Assets—100.0%	$22,074,816

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2012

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares S&P SmallCap Energy Portfolio (PSCE)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Oil & Gas Services	47.8
Oil & Gas	38.6
Transportation	9.4
Coal	4.2
Money Market Fund	0.0
Liabilities in excess of other assets	0.0

Schedule of Investments

PowerShares S&P SmallCap Energy Portfolio (PSCE)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Coal—4.2%
184,042	Cloud Peak Energy, Inc.(a)	$2,832,406
	Oil & Gas—38.6%
86,957	Approach Resources, Inc.(a)	3,120,017
157,297	Comstock Resources, Inc.(a)	2,763,708
41,665	Contango Oil & Gas Co.(a)	2,260,743
65,223	GeoResources, Inc.(a)	2,459,559
137,366	Gulfport Energy Corp.(a)	3,600,363
149,429	Penn Virginia Corp.	765,076
77,254	Petroleum Development Corp.(a)	2,656,765
186,469	PetroQuest Energy, Inc.(a)	1,126,273
149,035	Stone Energy Corp.(a)	4,180,432
103,295	Swift Energy Co.(a)	3,124,674
		26,057,610
	Oil & Gas Services—47.8%
96,157	Basic Energy Services, Inc.(a)	1,384,661
204,603	Exterran Holdings, Inc.(a)	2,764,187
47,021	Gulf Island Fabrication, Inc.	1,317,528
75,230	Hornbeck Offshore Services, Inc.(a)	3,131,825
417,030	ION Geophysical Corp.(a)	2,598,097
101,223	Lufkin Industries, Inc.	7,777,975
84,073	Matrix Service Co.(a)	1,147,597
20,819	OYO Geospace Corp.(a)	2,398,765
201,030	Pioneer Drilling Co.(a)	1,584,116
63,876	SEACOR Holdings, Inc.(a)	5,935,997
253,383	TETRA Technologies, Inc.(a)	2,206,966
		32,247,714
	Transportation—9.4%
108,785	Bristow Group, Inc.	5,314,147
85,588	Overseas Shipholding Group, Inc.	1,001,380
		6,315,527
	Total Common Stocks (Cost $74,210,975)	67,453,257

Number of Shares		Value
	Money Market Fund—0.0%
20,460	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $20,460)	$20,460
	Total Investments (Cost $74,231,435)—100.0%	67,473,717
	Liabilities in excess of other assets—(0.0)%	(15,785)
	Net Assets—100.0%	$67,457,932

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

10

Portfolio Composition

PowerShares S&P SmallCap Financials Portfolio (PSCF)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

REITS	37.6
Banks	30.6
Insurance	13.3
Diversified Financial Services	6.9
Savings & Loans	4.4
Retail	3.8
Real Estate	2.1
Investment Companies	1.3
Money Market Fund	0.0
Other assets less liabilities	0.0

Schedule of Investments

PowerShares S&P SmallCap Financials Portfolio (PSCF)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Banks—30.6%
22,292	Bank of the Ozarks, Inc.	$688,823
60,611	BBCN Bancorp, Inc.(a)	665,509
60,642	Boston Private Financial Holdings, Inc.	565,183
11,511	City Holding Co.	383,892
30,719	Columbia Banking System, Inc.	629,432
30,394	Community Bank System, Inc.	854,679
68,041	CVB Financial Corp.	787,234
108,061	F.N.B. Corp.	1,226,492
15,956	First BanCorp(a)	67,973
81,622	First Commonwealth Financial Corp.	524,830
45,176	First Financial Bancorp	759,409
24,398	First Financial Bankshares, Inc.	825,628
58,054	First Midwest Bancorp, Inc.	618,275
55,758	Glacier Bancorp, Inc.	830,794
24,473	Hanmi Financial Corp.(a)	255,253
17,335	Home Bancshares, Inc.	505,142
16,698	Independent Bank Corp.	468,713
95,628	National Penn Bancshares, Inc.	881,690
25,838	NBT Bancorp, Inc.	530,971
73,414	Old National Bancorp	941,168
26,063	PacWest Bancorp	620,821
26,898	Pinnacle Financial Partners, Inc.(a)	492,233
46,715	PrivateBancorp, Inc.	734,827
21,866	S&T Bancorp, Inc.	409,332
13,379	Simmons First National Corp., Class A	325,645
24,036	Sterling Bancorp	228,582
145,044	Susquehanna Bancshares, Inc.	1,504,106
29,301	Texas Capital Bancshares, Inc.(a)	1,104,941
6,922	Tompkins Financial Corp.	261,998
72,709	TrustCo Bank Corp. NY	397,718
25,158	UMB Financial Corp.	1,208,842

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
86,775	Umpqua Holdings Corp.	$1,148,901
35,052	United Bankshares, Inc.	926,424
14,771	United Community Banks, Inc.(a)	138,995
46,544	Wilshire Bancorp, Inc.(a)	249,476
28,150	Wintrust Financial Corp.	1,017,060
		23,780,991
	Diversified Financial Services—6.9%
15,643	Calamos Asset Management, Inc., Class A	202,108
30,750	Financial Engines, Inc.(a)	702,330
30,110	Interactive Brokers Group, Inc., Class A	456,769
30,395	Investment Technology Group, Inc.(a)	310,029
31,316	National Financial Partners Corp.(a)	461,911
12,242	Piper Jaffray Companies, Inc.(a)	296,868
41,726	Stifel Financial Corp.(a)	1,519,661
22,808	SWS Group, Inc.	128,637
5,986	Virtus Investment Partners, Inc.(a)	505,218
11,518	World Acceptance Corp.(a)	766,062
		5,349,593
	Insurance—13.3%
14,142	AMERISAFE, Inc.(a)	377,874
42,870	Delphi Financial Group, Inc., Class A	1,947,155
15,579	eHealth, Inc.(a)	276,060
25,336	Employers Holdings, Inc.	438,820
30,960	Horace Mann Educators Corp.	543,348
9,170	Infinity Property & Casualty Corp.	489,770
39,677	Meadowbrook Insurance Group, Inc.	350,348
8,358	Navigators Group, Inc. (The)(a)	397,005
16,550	Presidential Life Corp.	191,649
23,708	ProAssurance Corp.	2,088,438
12,988	RLI Corp.	894,614
11,804	Safety Insurance Group, Inc.	470,389

See Notes to Financial Statements.

11

Schedule of Investments (Continued)

PowerShares S&P SmallCap Financials Portfolio (PSCF)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
42,434	Selective Insurance Group, Inc.	$742,171
15,003	Stewart Information Services Corp.	220,844
30,483	Tower Group, Inc.	657,823
16,056	United Fire Group, Inc.	276,484
		10,362,792
	Investment Companies—1.3%
94,657	Prospect Capital Corp.	1,033,654
	Real Estate—2.1%
26,938	Forestar Group, Inc.(a)	414,306
22,465	Sovran Self Storage, Inc. REIT	1,183,906
		1,598,212
	REITS—37.6%
33,237	Acadia Realty Trust	770,434
44,177	Cedar Shopping Center, Inc.	230,604
68,247	Colonial Properties Trust	1,526,685
80,943	Cousins Properties, Inc.	636,212
130,268	DiamondRock Hospitality Co.	1,384,749
21,604	EastGroup Properties, Inc.	1,086,681
36,198	Entertainment Properties Trust	1,737,142
79,043	Extra Space Storage, Inc.	2,398,955
56,081	Franklin Street Properties Corp.	564,736
21,023	Getty Realty Corp.	332,584
60,465	Healthcare Realty Trust, Inc.	1,298,788
60,201	Inland Real Estate Corp.	517,729
53,035	Kilroy Realty Corp.	2,516,511
49,449	Kite Realty Group Trust	252,684
66,504	LaSalle Hotel Properties	1,955,883
104,856	Lexington Realty Trust	933,218
23,568	LTC Properties, Inc.	784,343
104,919	Medical Properties Trust, Inc.	984,140
31,755	Mid-America Apartment Communities, Inc.	2,161,563
17,096	Parkway Properties, Inc.	169,080
43,126	Pennsylvania Real Estate Investment Trust	607,645
41,346	Post Properties, Inc.	2,013,550
14,411	PS Business Parks, Inc.	983,551
9,143	Saul Centers, Inc.(a)	365,811
70,442	Tanger Factory Outlet Centers, Inc.	2,206,243
9,843	Universal Health Realty Income Trust	398,051
18,066	Urstadt Biddle Properties, Inc., Class A	347,590
		29,165,162
	Retail—3.8%
22,773	Cash America International, Inc.	1,064,638
34,052	EZCORP, Inc., Class A(a)	912,253
22,863	First Cash Financial Services, Inc.(a)	936,468
		2,913,359
	Savings & Loans—4.4%
36,006	Bank Mutual Corp.	140,423
54,573	Brookline Bancorp, Inc.	490,066

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,830	Dime Community Bancshares	$302,564
75,638	Northwest Bancshares, Inc.	931,860
35,347	Oritani Financial Corp.	523,843
41,774	Provident Financial Services, Inc.	614,078
25,217	ViewPoint Financial Group	401,202
		3,404,036
	Total Common Stocks and Other Equity Interests (Cost $65,447,806)	77,607,799
	Money Market Fund—0.0%
13,850	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $13,850)	13,850
	Total Investments (Cost $65,461,656)—100.0%	77,621,649
	Other assets less liabilities—0.0%	26,975
	Net Assets—100.0%	$77,648,624

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

12

Portfolio Composition

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Healthcare - Products	31.5
Pharmaceuticals	21.6
Healthcare - Services	17.5
Biotechnology	11.6
Commercial Services	7.4
Software	6.0
Distribution/Wholesale	2.2
Electronics	1.6
Internet	0.6
Money Market Fund	0.0
Liabilities in excess of other assets	0.0

Schedule of Investments

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—11.6%
139,528	ArQule, Inc.(a)	$983,672
67,544	Cambrex Corp.(a)	437,685
143,755	Cubist Pharmaceuticals, Inc.(a)	6,077,962
56,653	Emergent Biosolutions, Inc.(a)	796,541
76,688	Enzo Biochem, Inc.(a)	210,125
124,095	Medicines Co. (The)(a)	2,741,259
100,820	Momenta Pharmaceuticals, Inc.(a)	1,601,022
115,367	Spectrum Pharmaceuticals, Inc.(a)	1,226,351
		14,074,617
	Commercial Services—7.4%
92,382	AMN Healthcare Services, Inc.(a)	619,883
43,730	Chemed Corp.	2,638,668
14,514	CorVel Corp.(a)	631,214
71,340	Cross Country Healthcare, Inc.(a)	328,878
21,556	Landauer, Inc.	1,136,432
135,890	PAREXEL International Corp.(a)	3,660,877
		9,015,952
	Distribution/Wholesale—2.2%
29,048	MWI Veterinary Supply, Inc.(a)	2,742,131
	Electronics—1.6%
27,927	Analogic Corp.	1,904,901
	Healthcare - Products—31.5%
49,533	Abaxis, Inc.(a)	1,764,365
160,881	Affymetrix, Inc.(a)	711,094
157,690	Align Technology, Inc.(a)	5,000,350
46,205	Cantel Medical Corp.	1,084,893
63,959	CONMED Corp.	1,828,588
63,285	CryoLife, Inc.(a)	334,778
56,601	Cyberonics, Inc.(a)	2,167,818
53,511	Greatbatch, Inc.(a)	1,246,271

Number of Shares		Value
	Common Stocks (Continued)
57,414	Haemonetics Corp.(a)	$4,109,120
77,730	Hanger Orthopedic Group, Inc.(a)	1,830,542
27,876	ICU Medical, Inc.(a)	1,463,211
45,425	Integra LifeSciences Holdings Corp.(a)	1,691,173
72,664	Invacare Corp.	1,151,724
17,822	Kensey Nash Corp.	506,679
94,211	Meridian Bioscience, Inc.	1,936,036
95,912	Merit Medical Systems, Inc.(a)	1,267,957
67,120	Natus Medical, Inc.(a)	821,549
97,406	NuVasive, Inc.(a)	1,614,017
44,698	Palomar Medical Technologies, Inc.(a)	388,873
117,107	PSS World Medical, Inc.(a)	2,802,371
33,239	SurModics, Inc.(a)	491,605
82,934	Symmetry Medical, Inc.(a)	589,661
77,140	West Pharmaceutical Services, Inc.	3,463,586
		38,266,261
	Healthcare - Services—17.5%
25,613	Air Methods Corp.(a)	2,154,309
18,824	Almost Family, Inc.(a)	458,929
68,517	Amedisys, Inc.(a)	1,009,255
71,931	AmSurg Corp.(a)	2,068,736
56,808	Bio-Reference Labs, Inc.(a)	1,211,146
116,278	Centene Corp.(a)	4,603,446
37,786	Ensign Group, Inc. (The)	1,009,264
70,289	Gentiva Health Services, Inc.(a)	581,993
76,058	Healthways, Inc.(a)	507,307
37,736	IPC The Hospitalist Co., Inc.(a)	1,449,440
119,012	Kindred Healthcare, Inc.(a)	1,147,276
36,079	LHC Group, Inc.(a)	638,959
62,098	Magellan Health Services, Inc.(a)	2,749,699
64,901	Molina Healthcare, Inc.(a)	1,664,711
		21,254,470

See Notes to Financial Statements.

13

Schedule of Investments (Continued)

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Internet—0.6%
100,081	eResearchTechnology, Inc.(a)	$790,640
	Pharmaceuticals—21.6%
153,770	Akorn, Inc.(a)	1,865,230
23,732	Hi-Tech Pharmacal Co., Inc.(a)	773,426
53,728	Neogen Corp.(a)	2,094,855
83,512	Par Pharmaceutical Cos., Inc.(a)	3,535,898
67,241	PharMerica Corp.(a)	798,151
145,224	Questcor Pharmaceuticals, Inc.(a)	6,520,557
135,710	Salix Pharmaceuticals Ltd.(a)	6,704,074
163,879	Savient Pharmaceuticals, Inc.(a)	388,393
161,515	ViroPharma, Inc.(a)	3,512,951
		26,193,535
	Software—6.0%
25,036	Computer Programs & Systems, Inc.	1,491,895
50,365	Medidata Solutions, Inc.(a)	1,304,957
75,859	Omnicell, Inc.(a)	1,082,508
90,252	Quality Systems, Inc.	3,375,425
		7,254,785
	Total Common Stocks (Cost $123,355,870)	121,497,292
	Money Market Fund—0.0%
1,036	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $1,036)	1,036
	Total Investments (Cost $123,356,906)—100.0%	121,498,328
	Liabilities in excess of other assets—(0.0)%	(10,463)
	Net Assets—100.0%	$121,487,865

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

14

Portfolio Composition

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Aerospace/Defense	13.1
Commercial Services	11.4
Miscellaneous Manufacturing	11.1
Machinery - Diversified	9.8
Transportation	8.5
Electronics	6.9
Building Materials	6.5
Engineering & Construction	5.6
Electrical Components & Equipment	5.4
Metal Fabricate/Hardware	4.1
Housewares	2.8
Diversified Financial Services	2.2
Environmental Control	2.2
Textiles	2.0
Airlines	1.7
Distribution/Wholesale	1.6
Hand/Machine Tools	1.2
Office Furnishings	1.1
Storage/Warehousing	0.9
Machinery - Construction & Mining	0.8
Computers	0.8
Media	0.3
Money Market Fund	0.0
Other assets less liabilities	0.0

Schedule of Investments

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace/Defense—13.1%
17,821	AAR Corp.	$275,335
8,067	Aerovironment, Inc.(a)	196,189
7,001	Cubic Corp.	323,656
20,707	Curtiss-Wright Corp.	730,750
26,012	GenCorp, Inc.(a)	178,702
11,640	Kaman Corp.	400,183
20,051	Moog, Inc., Class A(a)	847,556
2,129	National Presto Industries, Inc.	156,950
26,160	Orbital Sciences Corp.(a)	328,570
16,273	Teledyne Technologies, Inc.(a)	1,051,561
		4,489,452
	Airlines—1.7%
6,687	Allegiant Travel Co.(a)	392,928
22,551	SkyWest, Inc.	202,734
		595,662

Number of Shares		Value
	Common Stocks (Continued)
	Building Materials—6.5%
8,285	AAON, Inc.	$169,014
12,398	Apogee Enterprises, Inc.	190,433
16,553	Comfort Systems USA, Inc.	175,131
13,455	Gibraltar Industries, Inc.(a)	181,912
20,479	Griffon Corp.	202,947
9,026	NCI Building Systems, Inc.(a)	108,222
16,170	Quanex Building Products Corp.	298,013
17,999	Simpson Manufacturing Co., Inc.	558,509
8,651	Universal Forest Products, Inc.	323,547
		2,207,728
	Commercial Services—11.4%
21,448	ABM Industries, Inc.	499,309
5,686	CDI Corp.	100,870
3,895	Consolidated Graphics, Inc.(a)	155,761
27,137	Geo Group, Inc. (The)(a)	562,007
29,662	Healthcare Services Group, Inc.	629,428
7,895	Heidrick & Struggles International, Inc.	153,953
9,907	Insperity, Inc.	270,164

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
12,574	Kelly Services, Inc., Class A	$175,910
23,094	Navigant Consulting, Inc.(a)	321,469
16,309	On Assignment, Inc.(a)	305,141
19,083	Resources Connection, Inc.	247,697
17,106	TrueBlue, Inc.(a)	295,250
8,903	Viad Corp.	160,966
		3,877,925
	Computers—0.8%
17,362	Sykes Enterprises, Inc.(a)	275,188
	Distribution/Wholesale—1.6%
18,698	United Stationers, Inc.	530,275
	Diversified Financial Services—2.2%
9,655	Encore Capital Group, Inc.(a)	228,824
7,605	Portfolio Recovery Associates, Inc.(a)	523,376
		752,200
	Electrical Components & Equipment—5.4%
20,388	Belden, Inc.	709,095
8,498	Encore Wire Corp.	216,614
21,173	EnerSys(a)	739,996
3,951	Powell Industries, Inc.(a)	128,842
8,693	Vicor Corp.	60,590
		1,855,137
	Electronics—6.9%
3,925	American Science & Engineering, Inc.	256,342
23,267	Brady Corp., Class A	721,975
11,836	ESCO Technologies, Inc.	407,158
24,244	II-VI, Inc.(a)	494,820
12,984	Watts Water Technologies, Inc., Class A	478,071
		2,358,366
	Engineering & Construction—5.6%
17,403	Aegion Corp., Class A(a)	317,605
15,090	Dycom Industries, Inc.(a)	352,955
29,522	EMCOR Group, Inc.	865,585
5,894	Exponent, Inc.(a)	281,733
11,997	Orion Marine Group, Inc.(a)	83,019
		1,900,897
	Environmental Control—2.2%
28,004	Tetra Tech, Inc.(a)	747,707
	Hand/Machine Tools—1.2%
8,393	Franklin Electric Co., Inc.	420,909
	Housewares—2.8%
13,332	Toro Co. (The)	952,705
	Machinery - Construction & Mining—0.8%
8,842	Astec Industries, Inc.(a)	276,666
	Machinery - Diversified—9.8%
12,461	Albany International Corp., Class A	300,310
18,627	Applied Industrial Technologies, Inc.	732,041
22,081	Briggs & Stratton Corp.	399,666

Number of Shares		Value
	Common Stocks (Continued)
3,823	Cascade Corp.	$179,949
5,635	Lindsay Corp.	376,362
20,164	Robbins & Myers, Inc.	982,188
8,369	Tennant Co.	370,747
		3,341,263
	Media—0.3%
13,347	Dolan Co. (The)(a)	106,910
	Metal Fabricate/Hardware—4.1%
7,640	CIRCOR International, Inc.	237,757
14,180	Kaydon Corp.	347,835
1,669	Lawson Products, Inc.	24,301
16,962	Mueller Industries, Inc.	775,333
		1,385,226
	Miscellaneous Manufacturing—11.1%
17,116	A.O. Smith Corp.	814,722
30,222	Actuant Corp., Class A	824,154
5,567	AZZ, Inc.	287,869
20,787	Barnes Group, Inc.	548,777
10,738	Ceradyne, Inc.	271,886
9,131	EnPro Industries, Inc.(a)	378,115
27,515	Federal Signal Corp.(a)	141,977
12,679	John Bean Technologies Corp.	202,737
7,589	Lydall, Inc.(a)	80,064
5,599	Standex International Corp.	246,692
		3,796,993
	Office Furnishings—1.1%
25,551	Interface, Inc., Class A	361,802
	Storage/Warehousing—0.9%
16,141	Mobile Mini, Inc.(a)	304,419
	Textiles—2.0%
8,333	G&K Services, Inc., Class A	273,822
6,796	UniFirst Corp.	412,925
		686,747
	Transportation—8.5%
11,258	Arkansas Best Corp.	172,698
12,727	Forward Air Corp.	429,918
25,325	Heartland Express, Inc.	350,245
16,741	Hub Group, Inc., Class A(a)	585,935
26,118	Knight Transportation, Inc.	428,857
20,883	Old Dominion Freight Line, Inc.(a)	928,667
		2,896,320
	Total Common Stocks (Cost $32,140,434)	34,120,497

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.0%
493	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $493)	$493
	Total Investments (Cost $32,140,927)—100.0%	34,120,990
	Other assets less liabilities—0.0%	12,213
	Net Assets—100.0%	$34,133,203

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

17

Portfolio Composition

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Semiconductors	23.2
Software	16.6
Electronics	14.9
Computers	13.2
Telecommunications	10.4
Internet	9.9
Commercial Services	5.0
Machinery - Diversified	2.3
Electrical Components & Equipment	1.9
Distribution/Wholesale	1.4
Home Furnishings	0.5
Diversified Finanacial Services	0.5
Miscellaneous Manufacturing	0.2
Money Market Fund	0.0
Liabilities in excess of other assets	0.0

Schedule of Investments

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Services—5.0%
48,246	Cardtronics, Inc.(a)	$1,271,765
16,141	Forrester Research, Inc.	572,199
42,606	Heartland Payment Systems, Inc.	1,298,205
36,953	MAXIMUS, Inc.	1,635,170
27,903	TeleTech Holdings, Inc.(a)	422,730
		5,200,069
	Computers—13.2%
36,222	3D Systems Corp.(a)	1,068,187
16,061	Agilysys, Inc.(a)	140,694
29,011	CACI International, Inc., Class A(a)	1,773,443
79,152	CIBER, Inc.(a)	329,272
32,916	iGATE Corp.(a)	640,545
48,136	Insight Enterprises, Inc.(a)	977,642
52,811	j2 Global, Inc.	1,364,108
51,914	LivePerson, Inc.(a)	824,394
22,513	Manhattan Associates, Inc.(a)	1,129,027
33,797	Mercury Computer Systems, Inc.(a)	446,120
17,333	MTS Systems Corp.	831,464
8,623	NCI, Inc., Class A(a)	42,770
37,773	NetScout Systems, Inc.(a)	781,523
25,187	RadiSys Corp.(a)	159,938
23,219	Stratasys, Inc.(a)	1,189,045
30,295	Super Micro Computer, Inc.(a)	534,707
36,080	Synaptics, Inc.(a)	1,108,017
20,506	Virtusa Corp.(a)	309,436
		13,650,332

Number of Shares		Value
	Common Stocks (Continued)
	Distribution/Wholesale—1.4%
75,518	Brightpoint, Inc.(a)	$462,170
30,022	ScanSource, Inc.(a)	989,525
		1,451,695
	Diversified Financial Services—0.5%
34,090	Higher One Holdings, Inc.(a)	537,600
	Electrical Components & Equipment—1.9%
44,160	Advanced Energy Industries, Inc.(a)	527,271
23,605	Littelfuse, Inc.	1,479,325
		2,006,596
	Electronics—14.9%
16,556	Badger Meter, Inc.	611,579
11,127	Bel Fuse, Inc., Class B	197,949
63,263	Benchmark Electronics, Inc.(a)	1,004,616
44,143	Checkpoint Systems, Inc.(a)	483,807
37,455	CTS Corp.	401,892
33,749	Cymer, Inc.(a)	1,749,548
40,376	Daktronics, Inc.	328,661
26,584	Electro Scientific Industries, Inc.	379,088
18,369	FARO Technologies, Inc.(a)	1,028,297
41,484	FEI Co.(a)	2,081,252
16,524	Measurement Specialties, Inc.(a)	590,403
40,546	Methode Electronics, Inc.	342,614
41,168	Newport Corp.(a)	702,738
21,657	OSI Systems, Inc.(a)	1,447,987
22,730	Park Electrochemical Corp.	655,760

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
38,120	Plexus Corp.(a)	$1,233,944
45,197	Pulse Electronics Corp.	92,654
31,240	Rofin-Sinar Technologies, Inc.(a)	787,248
17,781	Rogers Corp.(a)	680,834
56,123	TTM Technologies, Inc.(a)	579,751
		15,380,622
	Home Furnishings—0.5%
18,120	DTS, Inc.(a)	565,344
	Internet—9.9%
37,145	comScore, Inc.(a)	739,928
45,940	DealerTrack Holdings, Inc.(a)	1,370,390
38,965	Digital River, Inc.(a)	732,932
43,184	InfoSpace, Inc.(a)	480,638
25,509	Liquidity Services, Inc.(a)	1,360,395
24,698	OpenTable, Inc.(a)	1,104,742
19,960	PC-Tel, Inc.	136,327
34,246	Perficient, Inc.(a)	411,294
31,909	Sourcefire, Inc.(a)	1,627,040
15,014	Stamps.com, Inc.(a)	435,856
98,740	United Online, Inc.	468,028
31,265	VASCO Data Security International, Inc.(a)	243,554
41,281	Websense, Inc.(a)	856,168
29,956	XO Group, Inc.(a)	277,692
		10,244,984
	Machinery - Diversified—2.3%
46,458	Cognex Corp.	1,869,935
56,351	Intermec, Inc.(a)	299,787
25,471	Intevac, Inc.(a)	205,296
		2,375,018
	Miscellaneous Manufacturing—0.2%
44,961	STR Holdings, Inc.(a)	171,751
	Semiconductors—23.2%
34,749	ATMI, Inc.(a)	730,076
72,560	Brooks Automation, Inc.	853,306
24,970	Cabot Microelectronics Corp.(a)	858,469
25,770	CEVA, Inc.(a)	569,259
70,199	Cirrus Logic, Inc.(a)	1,922,049
26,674	Cohu, Inc.	292,881
40,327	Diodes, Inc.(a)	898,889
25,216	DSP Group, Inc.(a)	164,913
95,518	Entropic Communications, Inc.(a)	404,041
49,177	Exar Corp.(a)	389,482
131,154	GT Advanced Technologies, Inc.(a)	853,813
29,557	Hittite Microwave Corp.(a)	1,582,482
74,306	Kopin Corp.(a)	265,272
80,740	Kulicke & Soffa Industries, Inc.(a)	1,057,694
54,029	Micrel, Inc.	588,376
95,795	Microsemi Corp.(a)	2,061,508
57,510	MKS Instruments, Inc.	1,590,151

Number of Shares		Value
	Common Stocks (Continued)
32,601	Monolithic Power Systems, Inc.(a)	$675,493
18,789	Nanometrics, Inc.(a)	291,417
26,407	Pericom Semiconductor Corp.(a)	207,559
30,967	Power Integrations, Inc.	1,173,030
19,038	Rubicon Technology, Inc.(a)	179,909
34,952	Rudolph Technologies, Inc.(a)	377,482
35,297	Sigma Designs, Inc.(a)	194,486
24,349	Standard Microsystems Corp.(a)	644,762
13,209	Supertex, Inc.(a)	270,388
56,789	Tessera Technologies, Inc.(a)	888,180
182,071	TriQuint Semiconductor, Inc.(a)	888,506
28,599	Ultratech, Inc.(a)	913,452
42,458	Veeco Instruments, Inc.(a)	1,281,807
27,459	Volterra Semiconductor Corp.(a)	903,126
		23,972,258
	Software—16.6%
32,202	Avid Technology, Inc.(a)	279,835
49,220	Blackbaud, Inc.	1,524,836
39,680	Bottomline Technologies, Inc.(a)	933,670
48,411	CommVault Systems, Inc.(a)	2,520,761
37,122	CSG Systems International, Inc.(a)	534,557
28,125	Digi International, Inc.(a)	261,000
34,848	Ebix, Inc.	712,642
35,121	EPIQ Systems, Inc.	398,974
15,668	Interactive Intelligence Group(a)	464,713
46,603	JDA Software Group, Inc.(a)	1,345,895
8,857	MicroStrategy, Inc., Class A(a)	1,238,031
39,740	Monotype Imaging Holdings, Inc.(a)	563,911
16,310	OPNET Technologies, Inc.	377,740
67,898	Progress Software Corp.(a)	1,571,160
29,528	Synchronoss Technologies, Inc.(a)	924,226
28,414	SYNNEX Corp.(a)	1,082,289
98,106	Take-Two Interactive Software, Inc.(a)	1,383,295
26,950	Tyler Technologies, Inc.(a)	1,076,652
		17,194,187
	Telecommunications—10.4%
30,414	Anixter International, Inc.(a)	2,085,792
126,047	Arris Group, Inc.(a)	1,629,788
19,144	Black Box Corp.	432,846
20,826	Comtech Telecommunications Corp.	643,940
128,243	Harmonic, Inc.(a)	605,307
23,408	LogMeIn, Inc.(a)	842,922
41,402	NETGEAR, Inc.(a)	1,593,977
35,354	Novatel Wireless, Inc.(a)	102,173
21,045	Oplink Communications, Inc.(a)	333,353
45,836	Symmetricom, Inc.(a)	254,848
46,918	ViaSat, Inc.(a)	2,266,139
		10,791,085
	Total Common Stocks (Cost $104,321,197)	103,541,541

See Notes to Financial Statements.

19

Schedule of Investments (Continued)

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.0%
2,007	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $2,007)	$2,007
	Total Investments (Cost $104,323,204)—100.0%	103,543,548
	Liabilities in excess of other assets—(0.0)%	(12,582)
	Net Assets—100.0%	$103,530,966

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

20

Portfolio Composition

PowerShares S&P SmallCap Materials Portfolio (PSCM)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Chemicals	35.1
Forest Products & Paper	19.5
Building Materials	10.1
Mining	9.7
Miscellaneous Manufacturing	8.7
Metal Fabricate/Hardware	7.0
Coal	3.9
Iron/Steel	3.0
Environmental Control	2.9
Money Market Fund	0.0
Other assets less liabilities	0.1

Schedule of Investments

PowerShares S&P SmallCap Materials Portfolio (PSCM)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Building Materials—10.1%
7,052	Eagle Materials, Inc.	$248,371
9,576	Headwaters, Inc.(a)	41,560
4,379	Texas Industries, Inc.	147,178
		437,109
	Chemicals—35.1%
4,614	A. Schulman, Inc.	113,551
3,649	American Vanguard Corp.	91,225
4,583	Balchem Corp.	132,449
7,717	H.B. Fuller Co.	253,889
1,407	Hawkins, Inc.	48,865
3,392	Innophos Holdings, Inc.	166,785
5,038	Kraton Performance Polymers, Inc.(a)	130,988
5,073	OM Group, Inc.(a)	122,361
13,956	PolyOne Corp.	193,430
2,027	Quaker Chemical Corp.	87,972
1,305	Stepan Co.	118,572
3,445	Zep, Inc.	49,091
		1,509,178
	Coal—3.9%
10,997	SunCoke Energy, Inc.(a)	167,374
	Environmental Control—2.9%
8,910	Calgon Carbon Corp.(a)	123,314
	Forest Products & Paper—19.5%
6,174	Buckeye Technologies, Inc.	200,099
3,583	Clearwater Paper Corp.(a)	118,132
1,698	Deltic Timber Corp.	103,714
6,116	KapStone Paper and Packaging Corp.(a)	110,455
2,358	Neenah Paper, Inc.	67,345

Number of Shares		Value
	Common Stocks (Continued)
2,503	Schweitzer-Mauduit International, Inc.	$169,753
7,735	Wausau Paper Corp.	70,079
		839,577
	Iron/Steel—3.0%
17,360	AK Steel Holding Corp.	128,811
	Metal Fabricate/Hardware—7.0%
2,604	A.M. Castle & Co.(a)	34,868
1,903	Haynes International, Inc.	118,690
1,437	Olympic Steel, Inc.	30,364
4,739	RTI International Metals, Inc.(a)	116,342
		300,264
	Mining—9.7%
3,949	AMCOL International Corp.	130,159
8,504	Century Aluminum Co.(a)	78,237
2,477	Kaiser Aluminum Corp.	130,216
3,203	Materion Corp.(a)	79,146
		417,758
	Miscellaneous Manufacturing—8.7%
3,233	Koppers Holdings, Inc.	125,699
2,907	LSB Industries, Inc.(a)	98,606
5,249	Myers Industries, Inc.	86,766
3,672	Tredegar Corp.	63,709
		374,780
	Total Common Stocks (Cost $4,149,538)	4,298,165

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares S&P SmallCap Materials Portfolio (PSCM)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.0%
917	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $917)	$917
	Total Investments (Cost $4,150,455)—99.9%	4,299,082
	Other assets less liabilities—0.1%	2,213
	Net Assets—100.0%	$4,301,295

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

22

Portfolio Composition

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Gas	41.8
Electric	38.3
Telecommunications	15.7
Water	4.1
Money Market Fund	0.0
Other assets less liabilities	0.1

Schedule of Investments

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Electric—38.3%
49,421	ALLETE, Inc.	$2,036,639
82,654	Avista Corp.	2,185,372
36,153	Central Vermont Public Service Corp.	1,274,393
30,937	CH Energy Group, Inc.	2,030,086
64,046	El Paso Electric Co.	1,962,370
58,362	NorthWestern Corp.	2,073,018
98,483	UIL Holdings Corp.	3,384,861
55,278	Unisource Energy Corp.	2,012,119
		16,958,858
	Gas—41.8%
50,580	Laclede Group, Inc. (The)	1,991,840
80,815	New Jersey Resources Corp.	3,494,441
45,057	Northwest Natural Gas Co.	2,059,105
140,953	Piedmont Natural Gas Co., Inc.	4,296,248
58,940	South Jersey Industries, Inc.	2,902,795
89,809	Southwest Gas Corp.	3,773,774
		18,518,203
	Telecommunications—15.7%
24,883	Atlantic Tele-Network, Inc.	847,515
82,646	Cbeyond, Inc.(a)	531,414
513,958	Cincinnati Bell, Inc.(a)	1,953,040
88,312	General Communication, Inc., Class A(a)	671,171
39,775	Lumos Networks Corp.	359,566
84,643	Neutral Tandem, Inc.(a)	983,552
40,318	NTELOS Holdings Corp.	815,230
59,521	USA Mobility, Inc.	769,011
		6,930,499
	Water—4.1%
50,430	American States Water Co.	1,837,669
	Total Common Stocks (Cost $39,954,957)	44,245,229

Number of Shares		Value
	Money Market Fund—0.0%
2,025	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $2,025)	$2,025
	Total Investments (Cost $39,956,982)—99.9%	44,247,254
	Other assets less liabilities—0.1%	26,738
	Net Assets—100.0%	$44,273,992

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

23

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)	PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	PowerShares S&P SmallCap Energy Portfolio (PSCE)	PowerShares S&P SmallCap Financials Portfolio (PSCF)	PowerShares S&P SmallCap Health Care Portfolio (PSCH)
ASSETS:
Investments, at value(a)	$63,485,428	$22,067,707	$67,473,717	$77,621,649	$121,498,328
Investments of securities lending collateral in affiliated money market fund, at value (Note 2H)	—	1,231,093	—	—	—
Total investments, at value	63,485,428	23,298,800	67,473,717	77,621,649	121,498,328
Receivables:
Investments sold	471,635	—	—	—	—
Dividends and interest	17,600	12,053	4	45,168	17,745
Affiliated securities lending dividends	—	8,704	—	—	—
Total Assets	63,974,663	23,319,557	67,473,721	77,666,817	121,516,073
LIABILITIES:
Due to custodian	—	8,680	—	—	—
Payables:
Investments purchased	491,443	—	—	—	—
Collateral upon return of securities loaned	—	1,231,093	—	—	—
Accrued unitary management fees	14,771	4,968	15,789	18,193	28,208
Total Liabilities	506,214	1,244,741	15,789	18,193	28,208
NET ASSETS	$63,468,449	$22,074,816	$67,457,932	$77,648,624	$121,487,865
NET ASSETS CONSIST OF:
Shares of beneficial interest	$56,403,487	$20,411,946	$80,517,200	$64,559,786	$118,857,515
Undistributed net investment income (loss)	60,855	75,755	(34,671)	286,062	(1,103,914)
Undistributed net realized gain (loss)	(646,759)	280,417	(6,266,879)	642,783	5,592,842
Net unrealized appreciation (depreciation)	7,650,866	1,306,698	(6,757,718)	12,159,993	(1,858,578)
Net Assets	$63,468,449	$22,074,816	$67,457,932	$77,648,624	$121,487,865
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,000,000	650,000	1,850,000	2,600,000	3,500,000
Net asset value	$31.73	$33.96	$36.46	$29.86	$34.71
Share price	$31.74	$33.99	$36.48	$29.87	$34.70
Unaffiliated investments, at cost	$55,834,562	$18,008,160	$74,231,435	$65,461,656	$123,356,906
Affiliated investments, at cost	$—	$2,752,849	$—	$—	$—
Investments of securities lending collateral in affiliated money market fund, at cost	$—	$1,231,093	$—	$—	$—
Total investments, at cost	$55,834,562	$21,992,102	$74,231,435	$65,461,656	$123,356,906
(a) Includes securities on loan with an aggregate value of	$—	$1,205,083	$—	$—	$—

See Notes to Financial Statements.

24

	PowerShares S&P SmallCap Industrials Portfolio (PSCI)	PowerShares S&P SmallCap Information Technology Portfolio (PSCT)	PowerShares S&P SmallCap Materials Portfolio (PSCM)	PowerShares S&P SmallCap Utilities Portfolio (PSCU)
ASSETS:
Investments, at value(a)	$34,120,990	$103,543,548	$4,299,082	$44,247,254
Investments of securities lending collateral in affiliated money market fund, at value (Note 2H)	—	—	—	—
Total investments, at value	34,120,990	103,543,548	4,299,082	44,247,254
Receivables:
Investments sold	4,648	—	—	—
Dividends and interest	15,734	12,143	3,228	37,221
Affiliated securities lending dividends	—	—	—	—
Total Assets	34,141,372	103,555,691	4,302,310	44,284,475
LIABILITIES:
Due to custodian	—	—	—	—
Payables:
Investments purchased	—	—	—	—
Collateral upon return of securities loaned	—	—	—	—
Accrued unitary management fees	8,169	24,725	1,015	10,483
Total Liabilities	8,169	24,725	1,015	10,483
NET ASSETS	$34,133,203	$103,530,966	$4,301,295	$44,273,992
NET ASSETS CONSIST OF:
Shares of beneficial interest	$31,882,627	$101,216,190	$3,947,771	$39,390,851
Undistributed net investment income (loss)	229,721	355,547	12,258	148,747
Undistributed net realized gain (loss)	40,792	2,738,885	192,639	444,122
Net unrealized appreciation (depreciation)	1,980,063	(779,656)	148,627	4,290,272
Net Assets	$34,133,203	$103,530,966	$4,301,295	$44,273,992
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,150,000	3,350,000	150,000	1,500,000
Net asset value	$29.68	$30.90	$28.68	$29.52
Share price	$29.67	$30.90	$28.66	$29.51
Unaffiliated investments, at cost	$32,140,927	$104,323,204	$4,150,455	$39,956,982
Affiliated investments, at cost	$—	$—	$—	$—
Investments of securities lending collateral in affiliated money market fund, at cost	$—	$—	$—	$—
Total investments, at cost	$32,140,927	$104,323,204	$4,150,455	$39,956,982
(a) Includes securities on loan with an aggregate value of	$—	$—	$—	$—

25

Statements of Operations

Six Months Ended April 30, 2012 (Unaudited)

	PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)	PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	PowerShares S&P SmallCap Energy Portfolio (PSCE)	PowerShares S&P SmallCap Financials Portfolio (PSCF)	PowerShares S&P SmallCap Health Care Portfolio (PSCH)
INVESTMENT INCOME:
Dividend income	$198,782	$93,363	$97,737	$878,151	$166,905
Affiliated security lending income	—	24,741	—	—	—
Total Income	198,782	118,104	97,737	878,151	166,905
EXPENSES:
Unitary management fees	74,900	28,177	87,851	97,945	159,812
Net Investment Income	123,882	89,927	9,886	780,206	7,093
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment securities	(617,767)	(52,389)	(3,301,019)	(291,995)	28,674
In-kind redemptions	613,453	427,784	133,114	1,280,092	4,885,162
Net realized gain (loss)	(4,314)	375,395	(3,167,905)	988,097	4,913,836
Net change in unrealized appreciation (depreciation) investment securities	7,948,170	1,775,272	7,477,977	7,442,171	10,420,358
Net realized and unrealized gain (loss)	7,943,856	2,150,667	4,310,072	8,430,268	15,334,194
Net increase in net assets resulting from operations	$8,067,738	$2,240,594	$4,319,958	$9,210,474	$15,341,287

See Notes to Financial Statements.

26

	PowerShares S&P SmallCap Industrials Portfolio (PSCI)	PowerShares S&P SmallCap Information Technology Portfolio (PSCT)	PowerShares S&P SmallCap Materials Portfolio (PSCM)	PowerShares S&P SmallCap Utilities Portfolio (PSCU)
INVESTMENT INCOME:
Dividend income	$344,373	$633,363	$20,931	$799,722
Affiliated security lending income	—	—	—	—
Total Income	344,373	633,363	20,931	799,722
EXPENSES:
Unitary management fees	43,069	142,442	6,128	66,599
Net Investment Income	301,304	490,921	14,803	733,123
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment securities	(197,471)	(1,056,382)	(82,071)	(57,724)
In-kind redemptions	661,211	6,043,514	370,392	691,277
Net realized gain (loss)	463,740	4,987,132	288,321	633,553
Net change in unrealized appreciation (depreciation) investment securities	1,707,273	4,609,975	201,598	(1,318,821)
Net realized and unrealized gain (loss)	2,171,013	9,597,107	489,919	(685,268)
Net increase in net assets resulting from operations	$2,472,317	$10,088,028	$504,722	$47,855

27

Statements of Changes in Net Assets

	PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)		PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)		PowerShares S&P SmallCap Energy Portfolio (PSCE)
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income (loss)	$123,882	$281,919	$89,927	$126,058	$9,886	$250,823
Net realized gain (loss)	(4,314)	4,458,588	375,395	1,981,223	(3,167,905)	(9,511,988)
Net change in unrealized appreciation (depreciation)	7,948,170	(3,309,067)	1,775,272	(765,318)	7,477,977	(14,341,538)
Net increase (decrease) in net assets resulting from operations	8,067,738	1,431,440	2,240,594	1,341,963	4,319,958	(23,602,703)
Undistributed net investment income (loss) included in the price of units issued and redeemed	22,602	19,974	33,598	30,234	(9,325)	152,121
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(171,666)	(228,625)	(63,288)	(116,811)	(35,232)	(290,979)
Return of capital	—	—	—	—	—	(208,929)
Total distributions to shareholders	(171,666)	(228,625)	(63,288)	(116,811)	(35,232)	(499,908)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	18,049,410	42,132,129	12,323,850	24,383,999	21,564,500	259,918,800
Value of shares repurchased	(5,927,382)	(31,090,315)	(4,749,972)	(18,770,425)	(15,497,532)	(186,608,651)
Net income (loss) equalization	(22,602)	(19,974)	(33,598)	(30,234)	9,325	(152,121)
Net increase in net assets resulting from shares transactions	12,099,426	11,021,840	7,540,280	5,583,340	6,076,293	73,158,028
Increase in Net Assets	20,018,100	12,244,629	9,751,184	6,838,726	10,351,694	49,207,538
NET ASSETS:
Beginning of period	43,450,349	31,205,720	12,323,632	5,484,906	57,106,238	7,898,700
End of period	$63,468,449	$43,450,349	$22,074,816	$12,323,632	$67,457,932	$57,106,238
Undistributed net investment income (loss) at end of period	$60,855	$86,037	$75,755	$15,518	$(34,671)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	600,000	1,500,000	400,000	800,000	600,000	6,850,000
Shares repurchased	(200,000)	(1,150,000)	(150,000)	(600,000)	(450,000)	(5,450,000)
Shares outstanding, beginning of period	1,600,000	1,250,000	400,000	200,000	1,700,000	300,000
Shares outstanding, end of period	2,000,000	1,600,000	650,000	400,000	1,850,000	1,700,000

See Notes to Financial Statements.

28

	PowerShares S&P SmallCap Financials Portfolio (PSCF)		PowerShares S&P SmallCap Health Care Portfolio (PSCH)		PowerShares S&P SmallCap Industrials Portfolio (PSCI)
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income (loss)	$780,206	$1,256,988	$7,093	$(64,027)	$301,304	$195,556
Net realized gain (loss)	988,097	910,978	4,913,836	18,395,925	463,740	2,921,486
Net change in unrealized appreciation (depreciation)	7,442,171	1,270,315	10,420,358	(13,479,233)	1,707,273	(1,785,626)
Net increase (decrease) in net assets resulting from operations	9,210,474	3,438,281	15,341,287	4,852,665	2,472,317	1,331,416
Undistributed net investment income (loss) included in the price of units issued and redeemed	29,338	33,741	(39,851)	(133,532)	4,892	31,284
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(802,105)	(1,154,338)	(1,071,156)	(137,714)	(115,488)	(254,463)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(802,105)	(1,154,338)	(1,071,156)	(137,714)	(115,488)	(254,463)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	18,528,849	21,178,597	26,399,622	199,904,310	13,016,195	20,190,583
Value of shares repurchased	(9,845,194)	(12,985,821)	(25,662,616)	(143,702,874)	(6,937,672)	(17,564,040)
Net income (loss) equalization	(29,338)	(33,741)	39,851	133,532	(4,892)	(31,284)
Net increase in net assets resulting from shares transactions	8,654,317	8,159,035	776,857	56,334,968	6,073,631	2,595,259
Increase in Net Assets	17,092,024	10,476,719	15,007,137	60,916,387	8,435,352	3,703,496
NET ASSETS:
Beginning of period	60,556,600	50,079,881	106,480,728	45,564,341	25,697,851	21,994,355
End of period	$77,648,624	$60,556,600	$121,487,865	$106,480,728	$34,133,203	$25,697,851
Undistributed net investment income (loss) at end of period	$286,062	$278,623	$(1,103,914)	$—	$229,721	$39,013
CHANGES IN SHARES OUTSTANDING:
Shares sold	650,000	800,000	800,000	6,300,000	450,000	700,000
Shares repurchased	(350,000)	(500,000)	(800,000)	(4,600,000)	(250,000)	(600,000)
Shares outstanding, beginning of period	2,300,000	2,000,000	3,500,000	1,800,000	950,000	850,000
Shares outstanding, end of period	2,600,000	2,300,000	3,500,000	3,500,000	1,150,000	950,000

29

Statements of Changes in Net Assets

	PowerShares S&P SmallCap Information Technology Portfolio (PSCT)		PowerShares S&P SmallCap Materials Portfolio (PSCM)
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$490,921	$17,080	$14,803	$25,054
Net realized gain	4,987,132	4,657,029	288,321	366,211
Net change in unrealized appreciation (depreciation)	4,609,975	(10,046,584)	201,598	(73,462)
Net increase (decrease) in net assets resulting from operations	10,088,028	(5,372,475)	504,722	317,803
Undistributed net investment income (loss) included in the price of units issued and redeemed	(87,718)	(7,947)	8,467	(9,849)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(47,656)	(78,158)	(20,424)	(36,952)
Return of capital	—	(23,587)	—	—
Total distributions to shareholders	(47,656)	(101,745)	(20,424)	(36,952)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	41,732,904	100,508,159	2,853,827	10,539,954
Value of shares repurchased	(28,862,802)	(50,039,560)	(5,517,598)	(6,962,396)
Net income (loss) equalization	87,718	7,947	(8,467)	9,849
Net increase (decrease) in net assets resulting from shares transactions	12,957,820	50,476,546	(2,672,238)	3,587,407
Increase (Decrease) in Net Assets	22,910,474	44,994,379	(2,179,473)	3,858,409
NET ASSETS:
Beginning of period	80,620,492	35,626,113	6,480,768	2,622,359
End of period	$103,530,966	$80,620,492	$4,301,295	$6,480,768
Undistributed net investment income at end of period	$355,547	$—	$12,258	$9,412
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,400,000	3,350,000	100,000	400,000
Shares repurchased	(950,000)	(1,800,000)	(200,000)	(250,000)
Shares outstanding, beginning of period	2,900,000	1,350,000	250,000	100,000
Shares outstanding, end of period	3,350,000	2,900,000	150,000	250,000

See Notes to Financial Statements.

30

	PowerShares S&P SmallCap Utilities Portfolio (PSCU)
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$733,123	$1,389,426
Net realized gain	633,553	646,133
Net change in unrealized appreciation (depreciation)	(1,318,821)	2,981,700
Net increase (decrease) in net assets resulting from operations	47,855	5,017,259
Undistributed net investment income (loss) included in the price of units issued and redeemed	(2,508)	(2,941)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(821,887)	(1,374,327)
Return of capital	—	—
Total distributions to shareholders	(821,887)	(1,374,327)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,044,915	12,977,223
Value of shares repurchased	(4,544,583)	(8,572,960)
Net income (loss) equalization	2,508	2,941
Net increase (decrease) in net assets resulting from shares transactions	(1,497,160)	4,407,204
Increase (Decrease) in Net Assets	(2,273,700)	8,047,195
NET ASSETS:
Beginning of period	46,547,692	38,500,497
End of period	$44,273,992	$46,547,692
Undistributed net investment income at end of period	$148,747	$240,019
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	450,000
Shares repurchased	(150,000)	(300,000)
Shares outstanding, beginning of period	1,550,000	1,400,000
Shares outstanding, end of period	1,500,000	1,550,000

31

Financial Highlights

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	For the Period April 5, 2010 (a) through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.16		$24.96	$25.61
Net investment income(b)	0.07		0.17	0.05
Net realized and unrealized gain (loss) on investments	4.60		2.18	(0.70	)(c)
Total from investment operations	4.67		2.35	(0.65)
Distributions to shareholders from:
Net investment income	(0.10)		(0.15)	—
Net asset value at end of period	$31.73		$27.16	$24.96
Share price at end of period(d)	$31.74		$27.19	$24.96
NET ASSET VALUE, TOTAL RETURN(e)	17.27%		9.39%	(2.54	)%(f)
SHARE PRICE TOTAL RETURN(e)	17.18%		9.51%	(2.54	)%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$63,468		$43,450	$31,206
Ratio to average net assets of:
Expenses	0.29	%(g)	0.29%	0.29	%(g)
Net investment income	0.48	%(g)	0.61%	0.41	%(g)
Portfolio turnover rate(h)	4%		8%	6%
Undistributed net investment income included in price of units issued and redeemed(b)(i)	$0.01		$0.01	$0.10

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	For the Period April 5, 2010 (a) through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$30.81		$27.42	$25.40
Net investment income(b)	0.15		0.33	0.09
Net realized and unrealized gain on investments	3.10		3.37	1.98
Total from investment operations	3.25		3.70	2.07
Distributions to shareholders from:
Net investment income	(0.10)		(0.31)	(0.05)
Net asset value at end of period	$33.96		$30.81	$27.42
Share price at end of period(d)	$33.99		$30.84	$27.44
NET ASSET VALUE, TOTAL RETURN(e)	10.58%		13.53%	8.15	%(j)
SHARE PRICE TOTAL RETURN(e)	10.57%		13.55%	8.23	%(j)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$22,075		$12,324	$5,485
Ratio to average net assets of:
Expenses	0.29	%(g)	0.29%	0.29	%(g)
Net investment income	0.93	%(g)	1.07%	0.61	%(g)
Portfolio turnover rate(h)	2%		30%	10%
Undistributed net investment income included in price of units issued and redeemed(b)(i)	$0.06		$0.08	$0.02

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

(d)  The mean between the last bid and ask prices.

(e)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)  The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the exchange) to October 31, 2010 was (3.37)%. The share price total return from Fund Inception to October 31, 2010 was (3.29)%.

(g)  Annualized.

(h)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(i)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(j)  The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the exchange) to October 31, 2010 was 8.15%. The share price total return from Fund Inception to October 31, 2010 was 8.23%.

See Notes to Financial Statements.

32

Financial Highlights (Continued)

PowerShares S&P SmallCap Energy Portfolio (PSCE)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	For the Period April 5, 2010 (a) through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$33.59		$26.33	$25.76
Net investment income(b)	0.01		0.11	0.00	(c)
Net realized and unrealized gain on investments	2.88		7.57 (d)	0.57
Total from investment operations	2.89		7.68	0.57
Distributions to shareholders from:
Net investment income	(0.02)		(0.24)	—
Return of capital	—		(0.18)	—
Total distributions	(0.02)		(0.42)	—
Net asset value at end of period	$36.46		$33.59	$26.33
Share price at end of period(e)	$36.48		$33.62	$26.33
NET ASSET VALUE, TOTAL RETURN(f)	8.62%		29.21%	2.21	%(g)
SHARE PRICE TOTAL RETURN(f)	8.58%		29.33%	2.21	%(g)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$67,458		$57,106	$7,899
Ratio to average net assets of:
Expenses	0.29	%(h)	0.29%	0.29	%(h)
Net investment income	0.03	%(h)	0.28%	0.02	%(h)
Portfolio turnover rate(i)	23%		46%	13%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(j)	$(0.01)		$0.06	$0.01

PowerShares S&P SmallCap Financials Portfolio (PSCF)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	For the Period April 5, 2010 (a) through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.33		$25.04	$25.41
Net investment income(b)	0.32		0.57	0.24
Net realized and unrealized gain (loss) on investments	3.55		1.25	(0.46	)(d)
Total from investment operations	3.87		1.82	(0.22)
Distributions to shareholders from:
Net investment income	(0.34)		(0.53)	(0.15)
Net asset value at end of period	$29.86		$26.33	$25.04
Share price at end of period(e)	$29.87		$26.36	$25.02
NET ASSET VALUE, TOTAL RETURN(f)	14.89%		7.33%	(0.84	)%(k)
SHARE PRICE TOTAL RETURN(f)	14.80%		7.54%	(0.92	)%(k)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$77,649		$60,557	$50,080
Ratio to average net assets of:
Expenses	0.29	%(h)	0.29%	0.29	%(h)
Net investment income	2.31	%(h)	2.14%	1.90	%(h)
Portfolio turnover rate(i)	6%		13%	5%
Undistributed net investment income included in price of units issued and redeemed(b)(j)	$0.01		$0.02	$0.10

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  Amount represents less than $0.005.

(d)  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

(e)  The mean between the last bid and ask price.

(f)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)  The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the exchange) to October 31, 2010 was 2.89%. The share price total return from Fund Inception to October 31, 2010 was 3.05%.

(h)  Annualized.

(i)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(j)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(k)  The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the exchange) to October 31, 2010 was (2.30)%. The share price total return from Fund Inception to October 31, 2010 was (2.42)%.

See Notes to Financial Statements.

33

Financial Highlights (Continued)

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	For the Period April 5, 2010 (a) through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$30.42		$25.31	$25.30
Net investment income (loss)(b)	0.00	(c)	(0.02)	(0.01)
Net realized and unrealized gain on investments	4.61		5.20	0.02
Total from investment operations	4.61		5.18	0.01
Distributions to shareholders from:
Net investment income	(0.32)		(0.07)	—
Net asset value at end of period	$34.71		$30.42	$25.31
Share price at end of period(d)	$34.70		$30.46	$25.31
NET ASSET VALUE, TOTAL RETURN(e)	15.27%		20.51%	0.04	%(f)
SHARE PRICE TOTAL RETURN(e)	15.09%		20.67%	0.04	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$121,488		$106,481	$45,564
Ratio to average net assets of:
Expenses	0.29	%(g)	0.29%	0.29	%(g)
Net investment income (loss)	0.01	%(g)	(0.06)%	(0.08	)%(g)
Portfolio turnover rate(h)	17%		15%	14%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(i)	$(0.01)		$(0.04)	$(0.00	)(j)

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	For the Period April 5, 2010 (a) through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.05		$25.88	$25.41
Net investment income(b)	0.28		0.19	0.12	(k)
Net realized and unrealized gain on investments	2.46		1.20	0.38
Total from investment operations	2.74		1.39	0.50
Distributions to shareholders from:
Net investment income	(0.11)		(0.22)	(0.03)
Net asset value at end of period	$29.68		$27.05	$25.88
Share price at end of period(d)	$29.67		$27.07	$25.88
NET ASSET VALUE, TOTAL RETURN(e)	10.17%		5.34%	1.95	%(l)
SHARE PRICE TOTAL RETURN(e)	10.05%		5.42%	1.95	%(l)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$34,133		$25,698	$21,994
Ratio to average net assets of:
Expenses	0.29	%(g)	0.29%	0.29	%(g)
Net investment income	2.03	%(g)	0.63%	0.95	%(g)(k)
Portfolio turnover rate(h)	4%		9%	11%
Undistributed net investment income included in price of units issued and redeemed(b)(i)	$0.01		$0.03	$0.06

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  Amount represents less than $0.005.

(d)  The mean between the last bid and ask prices.

(e)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)  The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the exchange) to October 31, 2010 was 0.92%. The share price total return from Fund Inception to October 31, 2010 was 1.00%.

(g)  Annualized.

(h)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(i)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(j)  Amount represents less than $(0.005).

(k)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1 per share owned of Heartland Express, Inc. on October 5, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.09 and 0.68%, respectively.

(l)  The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the exchange) to October 31, 2010 was 2.24%. The share price total return from Fund Inception to October 31, 2010 was 2.28%.

See Notes to Financial Statements.

34

Financial Highlights (Continued)

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011		For the Period April 5, 2010 (a) through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.80		$26.39		$25.53
Net investment income(b)	0.15		0.01		0.06	(c)
Net realized and unrealized gain on investments	2.97		1.46	(d)	0.80
Total from investment operations	3.12		1.47		0.86
Distributions to shareholders from:
Net investment income	(0.02)		(0.05)		—
Return of capital	—		(0.01)		—
Total distributions	(0.02)		(0.06)		—
Net asset value at end of period	$30.90		$27.80		$26.39
Share price at end of period(e)	$30.90		$27.80		$26.38
NET ASSET VALUE, TOTAL RETURN(f)	11.22%		5.56%		3.37	%(g)
SHARE PRICE TOTAL RETURN(f)	11.22%		5.60%		3.33	%(g)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$103,531		$80,620		$35,626
Ratio to average net assets of:
Expenses	0.29	%(h)	0.29%		0.29	%(h)
Net investment income	1.00	%(h)	0.02%		0.48	%(c)(h)
Portfolio turnover rate(i)	8%		9%		10%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(j)	$(0.03)		$(0.00	)(k)	$(0.01)

PowerShares S&P SmallCap Materials Portfolio (PSCM)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011		For the Period April 5, 2010 (a) through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.92		$26.22		$25.60
Net investment income(b)	0.09		0.16		0.10
Net realized and unrealized gain (loss) on investments	2.81		(0.20	)(d)	0.60	(d)
Total from investment operations	2.90		(0.04)		0.70
Distributions to shareholders from:
Net investment income	(0.14)		(0.26)		(0.08)
Net asset value at end of period	$28.68		$25.92		$26.22
Share price at end of period(e)	$28.66		$25.89		$26.22
NET ASSET VALUE, TOTAL RETURN(f)	11.22%		(0.21)%		2.79	%(l)
SHARE PRICE TOTAL RETURN(f)	11.28%		(0.33)%		2.79	%(l)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$4,301		$6,481		$2,622
Ratio to average net assets of:
Expenses	0.29	%(h)	0.31%		0.29	%(h)
Net investment income	0.70	%(h)	0.63%		0.70	%(h)
Portfolio turnover rate(i)	5%		17%		28%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(j)	$0.05		$(0.06)		$(0.02)

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.25 per share owned of Anixter International, Inc. on October 28, 2010. Net investment income(loss) per share and the ratio of net investment income(loss) to average net assets excluding the special dividend are less than $(0.005) and (0.005)%, respectively.

(d)  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

(e)  The mean between the last bid and ask price.

(f)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)  The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the exchange) to October 31, 2010 was 3.33%. The share price total return from Fund Inception to October 31, 2010 was 3.33%.

(h)  Annualized.

(i)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(j)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(k)  Amount represents less than $0.005.

(l)  The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the exchange) to October 31, 2010 was 2.23%. The share price total return from Fund Inception to October 31, 2010 was 2.23%.

See Notes to Financial Statements.

35

Financial Highlights (Continued)

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011		For Period April 5, 2010 (a) through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$30.03		$27.50		$25.30
Net investment income(b)	0.48		0.91		0.40
Net realized and unrealized gain (loss) on investments	(0.46)		2.54		2.03
Total from investment operations	0.02		3.45		2.43
Distributions to shareholders from:
Net investment income	(0.53)		(0.92)		(0.23)
Net asset value at end of period	$29.52		$30.03		$27.50
Share price at end of period(c)	$29.51		$30.02		$27.49
NET ASSET VALUE, TOTAL RETURN(d)	0.04%		12.76%		9.70	%(e)
SHARE PRICE TOTAL RETURN(d)	0.04%		12.77%		9.66	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$44,274		$46,548		$38,500
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%		0.29	%(f)
Net investment income	3.19	%(f)	3.16%		3.14	%(f)
Portfolio turnover rate(g)	2%		8%		8%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$(0.00	)(i)	$(0.00	)(i)	$0.13

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask price.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the exchange) to October 31, 2010 was 9.05%. The share price total return from Fund Inception to October 31, 2010 was 9.01%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(i)  Amount represents less than $0.005.

See Notes to Financial Statements.

36

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2012, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)	"S&P SmallCap Consumer Discretionary Portfolio"

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	"S&P SmallCap Consumer Staples Portfolio"

PowerShares S&P SmallCap Energy Portfolio (PSCE)	"S&P SmallCap Energy Portfolio"

PowerShares S&P SmallCap Financials Portfolio (PSCF)	"S&P SmallCap Financials Portfolio"

PowerShares S&P SmallCap Health Care Portfolio (PSCH)	"S&P SmallCap Health Care Portfolio"

PowerShares S&P SmallCap Industrials Portfolio (PSCI)	"S&P SmallCap Industrials Portfolio"

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)	"S&P SmallCap Information Technology Portfolio"

PowerShares S&P SmallCap Materials Portfolio (PSCM)	"S&P SmallCap Materials Portfolio"

PowerShares S&P SmallCap Utilities Portfolio (PSCU)	"S&P SmallCap Utilities Portfolio"

Each portfolio (each, a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on The NASDAQ Stock Market LLC ("NASDAQ").

The market prices of each Fund's shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index"):

Fund	Index
S&P SmallCap Consumer Discretionary Portfolio	S&P SmallCap 600 Capped Consumer Discretionary Index®

S&P SmallCap Consumer Staples Portfolio	S&P SmallCap 600 Capped Consumer Staples Index®

S&P SmallCap Energy Portfolio	S&P SmallCap 600 Capped Energy Index®

S&P SmallCap Financials Portfolio	S&P SmallCap 600 Capped Financials Index®

S&P SmallCap Health Care Portfolio	S&P SmallCap 600 Capped Health Care Index®

S&P SmallCap Industrials Portfolio	S&P SmallCap 600 Capped Industrials Index®

S&P SmallCap Information Technology Portfolio	S&P SmallCap 600 Capped Information Technology Index®

S&P SmallCap Materials Portfolio	S&P SmallCap 600 Capped Materials Index®

S&P SmallCap Utilities Portfolio	S&P SmallCap 600 Capped Utilities & Telecom Services Index®

37

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per Share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have

38

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index even if that security generally is underperforming.

Non-Diversified Fund Risk. Because the Funds are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Funds' volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Concentration Risk. A significant percentage of a Fund's Underlying Index may be comprised of issuers in a single industry or sector of the economy. By focusing on an industry or sector, a Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and may underperform other industries or sectors or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund's NAV.

Non-Correlation Risk. A Fund's return may not match the return of the Underlying Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing a Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small

39

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

capitalization companies and the industries in which they focus still evolving and, as a result, they may be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to

40

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Securities Lending

Effective January 1, 2012, the S&P SmallCap Consumer Staples Portfolio may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned were to increase and the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Affiliated securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Each Fund has agreed to pay the Adviser an annual unitary management fee of 0.29% of the Fund's average daily net assets.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with Standard & Poor's (the "Licensor"). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds.

41

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2012, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the six-month period ended April 30, 2012, there were no significant transfers between investment levels.

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

42

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of October 31, 2011, which expire on October 31 of each year listed below:

	2018	2019	Post-Effective No Expiration	Total*
S&P SmallCap Consumer Discretionary Portfolio	$37,390	$206,646	$—	$244,036
S&P SmallCap Consumer Staples Portfolio	22,594	27,517	—	50,111
S&P SmallCap Energy Portfolio	—	2,406,357	—	2,406,357
S&P SmallCap Financials Portfolio	—	—	—	—
S&P SmallCap Health Care Portfolio	—	—	—	—
S&P SmallCap Industrials Portfolio	—	198,151	—	198,151
S&P SmallCap Information Technology Portfolio	—	1,602,962	—	1,602,962
S&P SmallCap Materials Portfolio	—	82,457	—	82,457
S&P SmallCap Utilities Portfolio	—	122,619	—	122,619

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 6. Investment Transactions

For the six-month period ended April 30, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
S&P SmallCap Consumer Discretionary Portfolio	$1,914,900	$1,982,094
S&P SmallCap Consumer Staples Portfolio	514,606	424,527
S&P SmallCap Energy Portfolio	14,009,376	14,293,633
S&P SmallCap Financials Portfolio	3,992,735	4,366,707
S&P SmallCap Health Care Portfolio	19,738,551	20,799,149
S&P SmallCap Industrials Portfolio	1,538,258	1,269,617
S&P SmallCap Information Technology Portfolio	7,908,644	7,824,845
S&P SmallCap Materials Portfolio	245,197	410,979
S&P SmallCap Utilities Portfolio	816,452	893,288

43

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

For the six-month period ended April 30, 2012, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
S&P SmallCap Consumer Discretionary Portfolio	$14,638,987	$2,471,917
S&P SmallCap Consumer Staples Portfolio	10,055,283	2,544,741
S&P SmallCap Energy Portfolio	22,703,882	16,358,499
S&P SmallCap Financials Portfolio	17,513,453	8,459,990
S&P SmallCap Health Care Portfolio	27,700,362	27,003,627
S&P SmallCap Industrials Portfolio	9,799,268	3,815,513
S&P SmallCap Information Technology Portfolio	42,606,361	29,372,716
S&P SmallCap Materials Portfolio	327,714	2,836,480
S&P SmallCap Utilities Portfolio	1,883,649	3,390,653

Gains and losses on in-kind transactions are generally not considered taxable gains and losses for Federal income tax purposes.

At April 30, 2012, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
S&P SmallCap Consumer Discretionary Portfolio	$56,232,971	$7,252,457	$11,288,221	$(4,035,764)
S&P SmallCap Consumer Staples Portfolio	22,036,969	1,261,831	2,548,687	(1,286,856)
S&P SmallCap Energy Portfolio	74,924,052	(7,450,335)	4,017,558	(11,467,893)
S&P SmallCap Financials Portfolio	65,861,256	11,760,393	13,173,262	(1,412,869)
S&P SmallCap Health Care Portfolio	123,663,923	(2,165,595)	10,255,794	(12,421,389)
S&P SmallCap Industrials Portfolio	32,365,724	1,755,266	3,479,974	(1,724,708)
S&P SmallCap Information Technology Portfolio	104,968,489	(1,424,941)	9,877,703	(11,302,644)
S&P SmallCap Materials Portfolio	4,163,680	135,402	487,774	(352,372)
S&P SmallCap Utilities Portfolio	40,023,794	4,223,460	5,523,465	(1,300,005)

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustees who are affiliated with the Adviser (the "Non-Independent Trustees") of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares

44

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in capital shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

45

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 19, 2012, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 54 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Convertible Securities Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares Ibbotson Alternative Completion Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW International Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares RiverFront Tactical Balanced Growth Portfolio

PowerShares RiverFront Tactical Growth & Income Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

46

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Also at the April 19, 2012 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Senior Loan Portfolio (the "Sub-Advisory Agreement"): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a "Sub-Adviser" and collectively, the "Sub-Advisers").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices for the one-year, three-year and since inception periods ended December 31, 2011, as applicable, including reports on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that for each applicable period, the correlation for each Fund, other than PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares VRDO Tax-Free Weekly Portfolio's level of correlation to its underlying index, including the Adviser's representation that a primary cause is the abnormally low yield environment and its expectation that, over time, the Fund's correlation will return to within the targeted range set forth in the Trust's registration statement. The Trustees noted that for each applicable period, the tracking error for each Fund, other than the one-year period for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio's tracking error, including the Adviser's expectation that as market volatility decreases, the Fund's tracking error will decline. The Trustees concluded that each Fund's correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

47

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage commissions and other trading expenses, taxes, interest (including for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit) and extraordinary expenses.

0.22%:  PowerShares Fundamental Investment Grade Corporate Bond Portfolio

0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® Low Volatility Portfolio

0.29%:  PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.35%:  PowerShares Build America Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio

0.40%:  PowerShares KBW International Financial Portfolio

0.45%:  PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio

0.50%:  PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio

0.75%:  PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid

48

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares S&P International Developed High Quality Portfolio, PowerShares Senior Loan Portfolio

0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

0.85%:  PowerShares FTSE RAFI Emerging Markets Portfolio

0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

0.95%:  PowerShares MENA Frontier Countries Portfolio

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients with comparable investment strategies as the Funds, except for PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares S&P 500® Low Volatility Portfolio and PowerShares Senior Loan Portfolio, and further noted the Adviser's representation that the advisory fee charged to each of these Funds was not higher than the fee the Adviser charged to its other clients with comparable investment strategies. The Trustees noted that each Fund's advisory fee was:

•  higher than the median expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, which was equal to or lower than the median expense ratio of its ETF peer funds; and there was no comparable ETF peer fund information available for PowerShares Senior Loan Portfolio); and

•  equal to or lower than the median expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets

49

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares S&P International Developed High Quality Portfolio, which was higher than the median expense ratio of its open-end index peer funds; and there was no comparable open-end index peer fund information available for PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares Senior Loan Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds (except for the advisory fee of PowerShares CEF Income Composite Portfolio, which was higher than the median expense ratio of its open-end actively managed peer funds, and of PowerShares RiverFront Tactical Balanced Growth Portfolio, which was equal to the median expense ratio of its open-end actively-managed peer funds).

The Trustees reviewed the additional information the Adviser provided regarding PowerShares CEF Income Composite Portfolio's and PowerShares RiverFront Tactical Balanced Growth Portfolio's advisory fees. The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until April 20, 2013, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio. The Trustees determined that each Fund's advisory fee was reasonable because of the complexity of the indices, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

50

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Also at the April 19, 2012 meeting, the Adviser proposed reducing the annual advisory fee for each of PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares MENA Frontier Countries Portfolio and PowerShares Senior Loan Portfolio effective April 20, 2012. The Board noted that the Adviser historically has been waiving a portion of its advisory fees for these Funds. The Board considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided to each of these Funds in connection with the amendment to the Investment Advisory Agreement to reflect the advisory fee changes. The Board concluded for each of these Funds that the reduced advisory fee was appropriate, and determined to approve the amended Investment Advisory Agreement, effective April 20, 2012.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio at a meeting held on April 19, 2012. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the PowerShares Senior Loan Portfolio's assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

51

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco's affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement, as well as any profits or losses realized by the Sub-Adviser from its relationship to the PowerShares Senior Loan Portfolio. The Trustees concluded that the estimated profitability to the Sub-Adviser of the sub-advisory services provided to the PowerShares Senior Loan Portfolio was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as the PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio. No single factor was determinative in the Board's analysis.

52

PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2012 Invesco PowerShares Capital Management LLC   P-SCS-SAR-1

2012 Semi-Annual Report to Shareholders

April 30, 2012

PowerShares KBW Bank Portfolio (KBWB)

PowerShares KBW Capital Markets Portfolio (KBWC)

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

PowerShares KBW Insurance Portfolio (KBWI)

PowerShares KBW International Financial Portfolio (KBWX)

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

PowerShares KBW Regional Banking Portfolio (KBWR)

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

KBW Portfolios

Schedules of Investments

PowerShares KBW Bank Portfolio (KBWB)	6

PowerShares KBW Capital Markets Portfolio (KBWC)	7

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	8

PowerShares KBW Insurance Portfolio (KBWI)	10

PowerShares KBW International Financial Portfolio (KBWX)	11

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)	13

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	15

PowerShares KBW Regional Banking Portfolio (KBWR)	16

Statements of Assets and Liabilities	18

Statements of Operations	20

Statements of Changes in Net Assets	22

Financial Highlights	24

Notes to Financial Statements	28

Tax Information	41

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement	42

Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares KBW Bank Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares KBW Capital Markets Portfolio and PowerShares KBW Insurance Portfolio	49

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2012

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
KBWB	PowerShares KBW Bank Portfolio	11/1/11	125	51	0	0	0	0	0
KBWC	PowerShares KBW Capital Markets Portfolio	11/1/11	125	64	0	0	0	0	0
KBWD	PowerShares KBW High Dividend Yield Financial Portfolio	12/2/10	356	257	13	1	0	0	1
KBWI	PowerShares KBW Insurance Portfolio	11/1/11	125	64	0	0	0	0	0
KBWX	PowerShares KBW International Financial Sector Portfolio	12/2/10	356	161	1	0	1	0	0
KBWY	PowerShares KBW Premium Yield Equity REIT Portfolio	12/2/10	356	167	3	0	0	0	1
KBWP	PowerShares KBW Property & Casualty Insurance Portfolio	12/2/10	356	170	2	2	2	0	0
KBWR	PowerShares KBW Regional Banking Portfolio	11/1/11	125	67	1	0	0	0	0

2

	Closing Price Below NAV (bps)
Ticker	0-24	-25-49	-50-99	-100-149	-150-199	-200+
KBWB	72	1	1	0	0	0
KBWC	61	0	0	0	0	0
KBWD	83	1	0	0	0	0
KBWI	60	1	0	0	0	0
KBWX	183	7	2	0	0	1
KBWY	181	4	0	0	0	0
KBWP	164	3	4	1	2	6
KBWR	56	1	0	0	0	0

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2012.

In pursuing its investment objective, PowerShares KBW High Dividend Yield Financial Portfolio (the "Portfolio") may invest a portion of its assets in investment companies. The Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The effect of such expenses are included in the Portfolio's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares KBW Bank Portfolio (KBWB) Actual	$1,000.00	$1,278.00	0.35%	$1.97
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	0.35%	$1.76
PowerShares KBW Capital Markets Portfolio (KBWC) Actual	$1,000.00	$1,164.68	0.35%	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	0.35%	$1.76
PowerShares KBW High Dividend Yield Financial Portfolio (KBWD) Actual	$1,000.00	$1,135.83	0.35%	$1.86
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	0.35%	$1.76

4

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares KBW Insurance Portfolio (KBWI) Actual	$1,000.00	$1,159.90	0.35%	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	0.35%	$1.76
PowerShares KBW International Financial Portfolio (KBWX) Actual	$1,000.00	$1,007.09	0.40%	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	0.40%	$2.01
PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY) Actual	$1,000.00	$1,134.16	0.35%	$1.86
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	0.35%	$1.76
PowerShares KBW Property & Casualty Insurance Portfolio (KBWP) Actual	$1,000.00	$1,141.30	0.35%	$1.86
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	0.35%	$1.76
PowerShares KBW Regional Banking Portfolio (KBWR) Actual	$1,000.00	$1,257.23	0.35%	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	0.35%	$1.76

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

5

Portfolio Composition

PowerShares KBW Bank Portfolio (KBWB)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Super-Regional Banks - U.S.	43.8
Diversified Banking Institutions	23.5
Commercial Banks - Southern U.S.	8.9
Fiduciary Banks	7.0
S&L/Thrifts - Eastern U.S.	5.2
Commercial Banks - Central U.S.	4.1
Commercial Banks - Eastern U.S.	4.1
Commercial Banks - Western U.S.	3.4
Other assets less liabilities	0.0

Schedule of Investments

PowerShares KBW Bank Portfolio (KBWB)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Banks - Central U.S.—4.1%
15,496	Commerce Bancshares, Inc.	$621,389
10,278	Cullen/Frost Bankers, Inc.	605,991
		1,227,380
	Commercial Banks - Eastern U.S.—4.1%
13,922	M&T Bank Corp.	1,201,051
	Commercial Banks - Southern U.S.—8.9%
38,959	BB&T Corp.	1,248,246
204,405	Regions Financial Corp.	1,377,690
		2,625,936
	Commercial Banks - Western U.S.—3.4%
50,041	Zions Bancorp.	1,020,336
	Diversified Banking Institutions—23.5%
275,576	Bank of America Corp.	2,234,922
67,151	Citigroup, Inc.	2,218,669
57,692	JPMorgan Chase & Co.	2,479,602
		6,933,193
	Fiduciary Banks—7.0%
36,348	Bank of New York Mellon Corp. (The)	859,630
9,948	Northern Trust Corp.	473,426
15,924	State Street Corp.	736,007
		2,069,063
	Savings & Loan/Thrifts - Eastern U.S.—5.2%
33,001	First Niagara Financial Group, Inc.	295,029
61,246	New York Community Bancorp, Inc.	826,209
33,846	People's United Financial, Inc.	417,660
		1,538,898

Number of Shares		Value
	Common Stocks (Continued)
	Super-Regional Banks - U.S.—43.8%
26,052	Capital One Financial Corp.	$1,445,365
35,762	Comerica, Inc.	1,145,099
75,350	Fifth Third Bancorp	1,072,230
212,211	Huntington Bancshares, Inc.	1,419,692
118,454	KeyCorp	952,370
18,786	PNC Financial Services Group, Inc.	1,245,888
49,924	SunTrust Banks, Inc.	1,212,155
67,817	U.S. Bancorp	2,181,673
67,561	Wells Fargo & Co.	2,258,564
		12,933,036
	Total Investments (Cost $30,361,940)—100.0%	29,548,893
	Other assets less liabilities—0.0%	8,913
	Net Assets—100.0%	$29,557,806

See Notes to Financial Statements.

6

Portfolio Composition

PowerShares KBW Capital Markets Portfolio (KBWC)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Diversified Financial Services	71.1
Banks	24.7
Commercial Services	3.8
Money Market Fund	0.3
Other assets less liabilities	0.1

Schedule of Investments

PowerShares KBW Capital Markets Portfolio (KBWC)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—99.6%
	Banks—24.7%
1,168	Goldman Sachs Group, Inc. (The)	$134,495
7,436	Morgan Stanley	128,494
3,156	State Street Corp.	145,871
		408,860
	Commercial Services—3.8%
3,081	SEI Investments Co.	62,205
	Diversified Financial Services—71.1%
4,834	Charles Schwab Corp. (The)	69,126
372	CME Group, Inc.	98,885
1,056	Franklin Resources, Inc.	132,539
512	Greenhill & Co., Inc.	19,891
1,792	Interactive Brokers Group, Inc., Class A	27,185
473	IntercontinentalExchange, Inc.(a)	62,928
2,728	Invesco Ltd.(b)	67,764
2,201	Investment Technology Group, Inc.(a)	22,450
6,618	Janus Capital Group, Inc.	50,164
3,907	Jefferies Group, Inc.	62,239
3,705	Knight Capital Group, Inc., Class A(a)	48,684
2,341	Lazard Ltd., Class A (Bermuda)	64,401
1,944	Legg Mason, Inc.	50,680
1,997	NASDAQ OMX Group, Inc. (The)	49,066
2,274	NYSE Euronext	58,555
613	Piper Jaffray Cos., Inc.(a)	14,865
2,115	Raymond James Financial, Inc.	77,451
1,437	Stifel Financial Corp.(a)	52,336
1,117	T. Rowe Price Group, Inc.	70,500
3,924	TD Ameritrade Holding Corp.	73,732
		1,173,441
	Total Common Stocks (Cost $1,778,396)	1,644,506

Number of Shares		Value
	Money Market Fund—0.3%
4,500	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $4,500)	$4,500
	Total Investments (Cost $1,782,896)—99.9%	1,649,006
	Other assets less liabilities—0.1%	1,910
	Net Assets—100.0%	$1,650,916

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

REITs	53.1
Banks	15.8
Investment Companies	10.7
Insurance	7.8
Diversified Financial Services	6.4
Savings & Loans	4.6
Trucking & Leasing	1.6
Money Market Fund	0.7
Liabilities in excess of other assets	(0.7)

Schedule of Investments

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Banks—15.8%
24,787	Bank of Hawaii Corp.	$1,211,836
47,177	Bryn Mawr Bank Corp.	1,013,834
36,782	City Holding Co.	1,226,680
87,157	CVB Financial Corp.	1,008,407
103,149	F.N.B. Corp.	1,170,741
72,763	FirstMerit Corp.	1,222,418
24,787	Park National Corp.	1,666,926
90,355	Renasant Corp.	1,445,680
48,775	Trustmark Corp.	1,241,324
131,934	Valley National Bancorp	1,662,368
		12,870,214
	Diversified Financial Services—6.4%
327,836	BGC Partners, Inc., Class A	2,285,017
68,765	Federated Investors, Inc., Class B	1,518,331
420,587	GFI Group, Inc.	1,387,937
		5,191,285
	Insurance—7.8%
32,783	Arthur J. Gallagher & Co.	1,231,329
52,773	Fidelity National Financial, Inc., Class A	1,016,936
131,934	Maiden Holdings Ltd. (Bermuda)	1,095,052
36,782	Mercury General Corp.	1,662,179
32,783	Safety Insurance Group, Inc.	1,306,402
		6,311,898
	Investment Companies—10.7%
463,765	Apollo Investment Corp.	3,362,296
155,922	Ares Capital Corp.	2,500,989
268,666	PennantPark Investment Corp.	2,807,560
		8,670,845

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	REITs—53.1%
158,320	American Capital Agency Corp.	$4,945,917
247,075	Annaly Capital Management, Inc.	4,032,264
566,914	Anworth Mortgage Asset Corp.	3,821,000
282,257	Capstead Mortgage Corp.	3,875,389
1,447,270	Chimera Investment Corp.	4,182,610
128,735	Hatteras Financial Corp.	3,750,051
83,959	Hospitality Properties Trust	2,315,589
245,477	Invesco Mortgage Capital, Inc. REIT(a)	4,330,214
534,131	MFA Financial, Inc.	3,941,887
184,707	PennyMac Mortgage Investment Trust	3,747,705
119,140	Starwood Property Trust, Inc.	2,486,452
41,578	Sun Communities, Inc.	1,819,037
		43,248,115
	Savings & Loans—4.6%
172,714	New York Community Bancorp, Inc.	2,329,912
115,142	People's United Financial, Inc.	1,420,852
		3,750,764
	Trucking & Leasing—1.6%
37,582	Textainer Group Holdings Ltd.	1,318,001
	Total Common Stocks and Other Equity Interests (Cost $78,094,154)	81,361,122

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.7%
603,161	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $603,161)	$603,161
	Total Investments (Cost $78,697,315)—100.7%	81,964,283
	Liabilities in excess of other assets—(0.7)%	(560,769)
	Net Assets—100.0%	$81,403,514

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares KBW Insurance Portfolio (KBWI)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Multi-line Insurance	28.3
Life/Health Insurance	25.4
Property/Casualty Insurance	24.0
Insurance Brokers	7.8
Reinsurance	5.6
Investment Management/Advisor Services	4.5
Financial Guarantee Insurance	4.4
Money Market Fund	0.0
Other assets less liabilities	0.0

Schedule of Investments

PowerShares KBW Insurance Portfolio (KBWI)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Financial Guarantee Insurance—4.4%
18,362	MBIA, Inc.(a)	$185,089
26,992	MGIC Investment Corp.(a)	93,392
		278,481
	Insurance Brokers—7.8%
4,815	Aon PLC (United Kingdom)	249,417
7,273	Marsh & McLennan Cos., Inc.	243,282
		492,699
	Investment Management/Advisor Services—4.5%
5,157	Ameriprise Financial, Inc.	279,561
	Life/Health Insurance—25.4%
8,854	Aflac, Inc.	398,784
9,613	Lincoln National Corp.	238,114
9,286	Principal Financial Group, Inc.	256,944
7,467	Prudential Financial, Inc.	452,052
10,403	Unum Group(a)	246,967
		1,592,861
	Multi-line Insurance—28.3%
7,527	Allstate Corp. (The)	250,875
4,591	Assurant, Inc.	185,201
6,304	Cincinnati Financial Corp.	224,549
22,342	Genworth Financial, Inc., Class A(a)	134,275
10,358	Hartford Financial Services Group, Inc. (The)	212,857
14,234	MetLife, Inc.	512,851
11,864	XL Group PLC (Ireland)	255,195
		1,775,803

Number of Shares		Value
	Common Stocks (Continued)
	Property/Casualty Insurance—24.0%
1,237	Arch Capital Group Ltd.(a)	$48,589
6,573	Chubb Corp. (The)	480,289
8,272	Fidelity National Financial, Inc., Class A	159,401
10,985	Progressive Corp. (The)	233,981
9,136	Travelers Cos., Inc. (The)	587,628
		1,509,888
	Reinsurance—5.6%
6,186	Axis Capital Holdings Ltd. (Bermuda)	210,448
1,446	Everest Re Group Ltd.	143,299
		353,747
	Total Common Stocks (Cost $6,254,036)	6,283,040
	Money Market Fund—0.0%
353	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $353)	353
	Total Investments (Cost $6,254,389)—100.0%	6,283,393
	Other assets less liabilities—0.0%	2,433
	Net Assets—100.0%	$6,285,826

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

10

Portfolio Composition

PowerShares KBW International Financial Portfolio (KBWX)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Banks	70.1
Insurance	18.6
Diversified Financial Services	6.5
Real Esate	2.6
Investment Companies	1.6
Building materials	0.5
Other assets less liabilities	0.1

Schedule of Investments

PowerShares KBW International Financial Portfolio (KBWX)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Argentina—1.3%
660	Banco Macro SA ADR	$10,177
2,032	BBVA Banco Frances SA ADR(a)	9,896
1,865	Grupo Financiero Galicia SA ADR	10,425
1,268	IRSA Inversiones y Representaciones SA ADR	9,992
		40,490
	Australia—5.4%
1,456	Westpac Banking Corp. ADR	172,405
	Bermuda—1.9%
716	Alterra Capital Holdings Ltd.	17,134
760	Aspen Insurance Holdings Ltd.	21,523
1,059	Montpelier Re Holdings Ltd.	21,731
		60,388
	Brazil—8.3%
4,514	Banco Bradesco SA ADR	72,359
9,385	Banco Santander Brasil SA ADR	75,737
3,216	Gafisa SA ADR	11,835
6,600	Itau Unibanco Holding SA ADR	103,554
		263,485
	Canada—18.4%
1,399	Bank of Montreal	83,059
1,906	Bank of Nova Scotia	105,707
1,471	Brookfield Asset Management, Inc., Class A	48,513
780	Canadian Imperial Bank of Commerce	58,781
2,352	Manulife Financial Corp.	32,152
1,753	Royal Bank of Canada	101,341
1,385	Sun Life Financial, Inc.	33,932
1,422	Toronto-Dominion Bank (The)	120,088
		583,573
	Cayman Islands—0.4%
1,644	E-House China Holdings Ltd. ADR	12,198

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Chile—7.2%
648	Administradora de Fondos de Pensiones Provida SA ADR	$51,840
681	Banco de Chile ADR	63,755
738	Banco Santander Chile ADR	60,376
2,618	Corpbanca ADR	52,648
		228,619
	China—2.3%
1,808	China Life Insurance Co. Ltd. ADR	72,248
	Colombia—4.1%
1,902	Bancolombia SA ADR	129,013
	Germany—6.7%
10,831	Allianz SE ADR	119,791
2,100	Deutsche Bank AG	91,119
		210,910
	Greece—0.3%
4,611	National Bank of Greece SA ADR(a)	10,513
	India—5.8%
3,495	HDFC Bank Ltd. ADR	119,983
1,884	ICICI Bank Ltd. ADR	63,849
		183,832
	Ireland—0.7%
1,369	Governor and Co. of the Bank of Ireland (The) ADR(a)	8,447
665	XL Group PLC	14,304
		22,751

See Notes to Financial Statements.

11

Schedule of Investments (Continued)

PowerShares KBW International Financial Portfolio (KBWX)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Japan—9.4%
22,601	Mitsubishi UFJ Financial Group, Inc. ADR	$107,581
4,057	Mizuho Financial Group, Inc. ADR	12,739
7,947	Nomura Holdings, Inc. ADR	32,344
774	ORIX Corp. ADR	36,912
16,607	Sumitomo Mitsui Financial Group, Inc. ADR	107,115
		296,691
	Mexico—0.5%
853	Desarrolladora Homex SAB de CV ADR(a)	14,339
	Netherlands—1.6%
4,320	AEGON NV(a)	20,261
4,110	ING Groep NV ADR(a)	29,016
		49,277
	South Korea—4.3%
1,326	KB Financial Group, Inc. ADR	44,991
780	Shinhan Financial Group Co. Ltd. ADR	54,241
1,171	Woori Finance Holdings Co. Ltd. ADR	36,699
		135,931
	Spain—5.7%
14,505	Banco Bilbao Vizcaya Argentaria SA ADR	97,909
12,908	Banco Santander SA ADR	81,707
		179,616
	Switzerland—4.5%
2,958	Credit Suisse Group AG ADR	68,951
6,059	UBS AG(a)	74,950
		143,901
	United Kingdom—7.9%
3,479	Aviva PLC ADR	34,895
3,119	Barclays PLC ADR	44,415
1,443	HSBC Holdings PLC ADR	65,180
13,391	Lloyds Banking Group PLC ADR(a)	26,246
2,835	Prudential PLC ADR	69,486
1,086	Royal Bank of Scotland Group PLC ADR(a)	8,601
		248,823
	United States—3.2%
1,029	ACE Ltd.	78,173
330	PartnerRe Ltd.	22,975
		101,148
	Total Investments (Cost $3,511,866)—99.9%	3,160,151
	Other assets less liabilities—0.1%	2,881
	Net Assets—100.0%	$3,163,032

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

12

Portfolio Composition

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

Property Type and Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Diversified	21.8
Health Care	21.4
Office Property	17.4
Shopping Centers	14.1
Single Tenant	8.9
Warehouse/Industrial	7.1
Hotels	3.8
Manufactured Homes	3.0
Regional Malls	2.5
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts—100.0%
	Diversified—21.8%
69,676	CapLease, Inc.	$289,155
6,255	Entertainment Properties Trust	300,178
27,800	Lexington Realty Trust	247,420
7,123	Liberty Property Trust	259,633
19,460	One Liberty Properties, Inc.	367,989
8,513	Washington Real Estate Investment Trust	251,559
23,457	Winthrop Realty Trust	250,286
		1,966,220
	Health Care—21.4%
4,343	Health Care REIT, Inc.	246,074
12,336	Healthcare Realty Trust, Inc.	264,977
37,705	Medical Properties Trust, Inc.	353,673
17,027	OMEGA Healthcare Investors, Inc.	364,548
23,978	Sabra Health Care REIT, Inc.	401,392
7,297	Universal Health Realty Income Trust	295,091
		1,925,755
	Hotels—3.8%
12,510	Hospitality Properties Trust	345,026
	Manufactured Homes—3.0%
6,081	Sun Communities, Inc.	266,044
	Office Property—17.4%
21,198	Brandywine Realty Trust	251,408
25,542	CommonWealth REIT	478,912
13,205	Government Properties Income Trust	306,620
7,297	Highwoods Properties, Inc.	253,425
9,730	Mack-Cali Realty Corp.	279,446
		1,569,811

Number of Shares		Value
	Real Estate Investment Trusts (Continued)
	Regional Malls—2.5%
11,988	CBL & Associates Properties, Inc.	$223,337
	Shopping Centers—14.1%
20,677	Excel Trust, Inc.	247,917
33,708	Inland Real Estate Corp.	289,889
45,523	Kite Realty Group Trust	232,622
22,414	Ramco-Gershenson Properties Trust	269,864
11,988	Urstadt Biddle Properties, Inc., Class A	230,649
		1,270,941
	Single Tenant—8.9%
12,510	Agree Realty Corp.	285,228
16,507	Getty Realty Corp.	261,141
9,382	National Retail Properties, Inc.	256,879
		803,248
	Warehouse/Industrial—7.1%
22,066	First Potomac Realty Trust	274,501
26,064	STAG Industrial, Inc.	362,811
		637,312
	Total Real Estate Investment Trusts (Cost $8,744,985)	9,007,694

See Notes to Financial Statements.

13

Schedule of Investments (Continued)

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
11,870	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $11,870)	$11,870
	Total Investments (Cost $8,756,855)—100.1%	9,019,564
	Liabilities in excess of other assets—(0.1)%	(10,190)
	Net Assets—100.0%	$9,009,374

Investment Abbreviations:

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

14

Portfolio Composition

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Property/Casualty Insurance	49.2
Reinsurance	34.2
Multi-line Insurance	16.6
Money Market Fund	0.0
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Multi-line Insurance—16.6%
16,043	Allstate Corp. (The)	$534,713
6,016	American Financial Group, Inc.	234,143
5,455	Kemper Corp.	163,595
		932,451
	Property/Casualty Insurance—49.2%
5,936	Arch Capital Group Ltd.(a)	233,166
5,896	Chubb Corp. (The)	430,821
3,971	Hanover Insurance Group, Inc. (The)	160,270
5,695	HCC Insurance Holdings, Inc.	182,012
3,088	Mercury General Corp.	139,547
2,848	ProAssurance Corp.	250,880
19,573	Progressive Corp. (The)	416,905
642	RLI Corp.	44,221
6,457	Selective Insurance Group, Inc.	112,933
8,222	Travelers Cos., Inc. (The)	528,839
6,738	W.R. Berkley Corp.	253,753
		2,753,347
	Reinsurance—34.2%
3,850	Allied World Assurance Co. Holdings AG (Switzerland)	277,046
3,730	Alterra Capital Holdings Ltd. (Bermuda)	89,259
6,457	Aspen Insurance Holdings Ltd. (Bermuda)	182,862
6,698	Axis Capital Holdings Ltd. (Bermuda)	227,866
5,334	Endurance Specialty Holdings Ltd. (Bermuda)	214,320
7,981	Montpelier Re Holdings Ltd. (Bermuda)	163,770
3,169	PartnerRe Ltd.	220,626
4,171	Platinum Underwriters Holdings Ltd. (Bermuda)	152,742
3,008	RenaissanceRe Holdings Ltd. (Bermuda)	234,804
4,733	Validus Holdings Ltd.	153,823
		1,917,118
	Total Common Stocks (Cost $5,266,382)	5,602,916

Number of Shares		Value
	Money Market Fund—0.0%
579	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $579)	$579
	Total Investments (Cost $5,266,961)—100.0%	5,603,495
	Liabilities in excess of other assets—(0.0)%	(1,579)
	Net Assets—100.0%	$5,601,916

Notes to Schedule of Investments:

(a)  Non-income producing security.

This Fund has holdings greater than 10% of net assets in the following country:

Bermuda	22.6%

See Notes to Financial Statements.

15

Portfolio Composition

PowerShares KBW Regional Banking Portfolio (KBWR)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Commercial Banks - Central U.S.	29.0
Commercial Banks - Western U.S.	25.5
Commercial Banks - Eastern U.S.	21.3
Commercial Banks - Southern U.S.	15.9
S&L/Thrifts - Eastern U.S.	6.4
Fiduciary Banks	1.9
Money Market Funds	1.3
Liabilities in excess of other assets	(1.3)

Schedule of Investments

PowerShares KBW Regional Banking Portfolio (KBWR)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Banks - Central U.S.—29.0%
23,014	Associated Banc-Corp.	$306,777
4,376	BOK Financial Corp.	249,563
17,741	First Financial Bancorp.	298,226
7,187	First Financial Bankshares, Inc.(a)	243,208
26,001	First Midwest Bancorp, Inc.	276,911
16,525	FirstMerit Corp.	277,620
14,858	MB Financial, Inc.	307,115
25,081	Old National Bancorp	321,538
2,796	Park National Corp.	188,031
12,884	PrivateBancorp, Inc.	202,665
5,956	Prosperity Bancshares, Inc.	277,847
15,674	TCF Financial Corp.	179,781
10,104	Texas Capital Bancshares, Inc.(b)	381,022
4,497	UMB Financial Corp.	216,081
9,619	Wintrust Financial Corp.	347,535
		4,073,920
	Commercial Banks - Eastern U.S.—21.3%
9,237	Community Bank System, Inc.	259,744
29,470	F.N.B. Corp.	334,485
31,227	First Commonwealth Financial Corp.	200,790
23,451	Fulton Financial Corp.	246,001
32,640	National Penn Bancshares, Inc.	300,941
9,597	S&T Bancorp, Inc.	179,656
4,993	Signature Bank(b)	327,990
47,477	Susquehanna Bancshares, Inc.	492,337
24,597	Valley National Bancorp	309,922
14,733	Webster Financial Corp.	334,881
		2,986,747
	Commercial Banks - Southern U.S.—15.9%
23,210	BancorpSouth, Inc.	312,639
6,318	City Holding Co.	210,705
17,255	First Horizon National Corp.	158,401
7,779	Hancock Holding Co.	250,328

Number of Shares		Value
	Common Stocks (Continued)
3,412	IBERIABANK Corp.	$174,251
18,509	Pinnacle Financial Partners, Inc.(b)	338,715
113,006	Synovus Financial Corp.	237,313
10,696	Trustmark Corp.	272,213
10,475	United Bankshares, Inc.	276,854
		2,231,419
	Commercial Banks - Western U.S.—25.5%
5,589	Bank of Hawaii Corp.	273,246
16,525	Cathay General Bancorp	284,561
4,993	City National Corp.	265,927
13,637	Columbia Banking System, Inc.	279,422
36,884	CVB Financial Corp.	426,748
11,177	East West Bancorp, Inc.	254,500
11,687	First Republic Bank(b)	386,022
14,824	Glacier Bancorp, Inc.	220,878
13,638	PacWest Bancorp	324,857
6,088	SVB Financial Group(b)	390,180
23,621	Umpqua Holdings Corp.	312,742
3,282	Westamerica Bancorp	150,545
		3,569,628
	Fiduciary Banks—1.9%
28,678	Boston Private Financial Holdings, Inc.	267,279
	Savings & Loan/Thrifts - Eastern U.S.—6.4%
30,741	Brookline Bancorp, Inc.	276,054
45,790	Hudson City Bancorp, Inc.	323,277
20,293	Provident Financial Services, Inc.	298,307
		897,638
	Total Common Stocks (Cost $13,980,875)	14,026,631

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares KBW Regional Banking Portfolio (KBWR)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
17,947	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $17,947)	$17,947
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $13,998,822)—100.1%	14,044,578
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—1.2%
162,000	Invesco Liquid Assets Portfolio - Institutional Class (Cost $162,000)(c)(d)	162,000
	Total Investments (Cost $14,160,822)—101.3%	14,206,578
	Liabilities in excess of other assets—(1.3)%	(179,964)
	Net Assets—100.0%	$14,026,614

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at April 30, 2012

(b)  Non-income producing security.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

17

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	PowerShares KBW Bank Portfolio (KBWB)	PowerShares KBW Capital Markets Portfolio (KBWC)	PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	PowerShares KBW Insurance Portfolio (KBWI)
ASSETS:
Unaffiliated investments, at value(a)	$29,548,893	$1,581,242	$77,634,069	$6,283,393
Affiliated investments, at value (Note 4)	—	67,764	4,330,214	—
Investment of securities lending collateral in affiliated money market fund, at value (Note 2H)	—	—	—	—
Total investments, at value	29,548,893	1,649,006	81,964,283	6,283,393
Receivables:
Dividends and interest	32,151	3,609	55,095	4,220
Investments sold	—	4,979,519	—	—
Foreign tax reclaims	—	—	—	—
Affiliated securities lending dividends	—	—	—	7
Total Assets	29,581,044	6,632,134	82,019,378	6,287,620
LIABILITIES:
Due to custodian	12,305	—	593,901	—
Payables:
Shares repurchased	—	4,979,293	—	—
Collateral upon return of securities loaned	—	—	—	—
Investments purchased	—	—	—	—
Accrued unitary management fees	10,933	1,925	21,963	1,794
Total Liabilities	23,238	4,981,218	615,864	1,794
NET ASSETS	$29,557,806	$1,650,916	$81,403,514	$6,285,826
NET ASSETS CONSIST OF:
Shares of beneficial interest	$30,370,853	$1,754,602	$79,556,247	$6,201,570
Undistributed net investment income	—	30,919	(996,743)	63,214
Undistributed net realized gain (loss)	—	(715)	(422,958)	(7,962)
Net unrealized appreciation (depreciation)	(813,047)	(133,890)	3,266,968	29,004
Net Assets	$29,557,806	$1,650,916	$81,403,514	$6,285,826
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,200,001	50,001	3,400,000	150,001
Net asset value	$24.63	$33.02	$23.94	$41.91
Share price	$24.62	$33.02	$23.97	$41.90
Unaffiliated investments, at cost	$30,361,940	$1,711,802	$74,625,136	$6,254,389
Affiliated investments, at cost	$—	$71,094	$4,072,179	$—
Investment of securities lending collateral in affiliated money market fund, at cost	$—	$—	$—	$—
Total investments, at cost	$30,361,940	$1,782,896	$78,697,315	$6,254,389
(a) Includes securities on loan with an aggregate value of	$—	$—	$—	$—

See Notes to Financial Statements.

18

	PowerShares KBW International Financial Portfolio (KBWX)	PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)	PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	PowerShares KBW Regional Banking Portfolio (KBWR)
ASSETS:
Unaffiliated investments, at value(a)	$3,160,151	$9,019,564	$5,603,495	$14,044,578
Affiliated investments, at value (Note 4)	—	—	—	—
Investment of securities lending collateral in affiliated money market fund, at value (Note 2H)	—	—	—	162,000
Total investments, at value	3,160,151	9,019,564	5,603,495	14,206,578
Receivables:
Dividends and interest	14,407	32,829	—	4,791
Investments sold	—	—	—	7,082,833
Foreign tax reclaims	1,252	—	—	—
Affiliated securities lending dividends	—	—	—	213
Total Assets	3,175,810	9,052,393	5,603,495	21,294,415
LIABILITIES:
Due to custodian	11,728	40,788	—	—
Payables:
Shares repurchased	—	—	—	7,082,543
Collateral upon return of securities loaned				162,000
Investments purchased	—	—	—	17,188
Accrued unitary management fees	1,050	2,231	1,579	6,070
Total Liabilities	12,778	43,019	1,579	7,267,801
NET ASSETS	$3,163,032	$9,009,374	$5,601,916	$14,026,614
NET ASSETS CONSIST OF:
Shares of beneficial interest	$3,547,750	$9,027,350	$5,228,724	$13,947,973
Undistributed net investment income	21,132	(60,756)	12,655	25,072
Undistributed net realized gain (loss)	(54,135)	(219,929)	24,003	7,813
Net unrealized appreciation (depreciation)	(351,715)	262,709	336,534	45,756
Net Assets	$3,163,032	$9,009,374	$5,601,916	$14,026,614
Shares outstanding (unlimited amount authorized, $0.01 par value)	150,000	350,000	200,000	500,001
Net asset value	$21.09	$25.74	$28.01	$28.05
Share price	$21.10	$25.75	$28.01	$28.06
Unaffiliated investments, at cost	$3,511,866	$8,756,855	$5,266,961	$13,998,822
Affiliated investments, at cost	$—	$—	$—	$—
Investment of securities lending collateral in affiliated money market fund, at cost	$—	$—	$—	$162,000
Total investments, at cost	$3,511,866	$8,756,855	$5,266,961	$14,160,822
(a) Includes securities on loan with an aggregate value of	$—	$—	$—	$152,280

19

Statements of Operations

	PowerShares KBW Bank Portfolio (KBWB)	PowerShares KBW Capital Markets Portfolio (KBWC)	PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	PowerShares KBW Insurance Portfolio (KBWI)
	For the Period November 1, 2011(a) to April 30, 2012 (Unaudited)	For the Period November 1, 2011(a) to April 30, 2012 (Unaudited)	Six Months Ended April 30, 2012 (Unaudited)	For the Period November 1, 2011(a) to April 30, 2012 (Unaudited)
INVESTMENT INCOME:
Unaffiliated dividend income	$516,453	$69,678	$2,232,477	$353,196
Affiliated dividend income (Note 4)	—	3,881	213,232	—
Affiliated securities lending income	—	982	—	3,285
Foreign withholding tax	—	—	—	—
Total Income	516,453	74,541	2,445,709	356,481
EXPENSES:
Unitary management fee	85,236	11,866	83,769	31,224
Unitary management fee waivers	(49,479)	(7,688)	—	(25,475)
Net Expenses	35,757	4,178	83,769	5,749
Net Investment Income	480,696	70,363	2,361,940	350,732
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(59,746)	(20,797)	(1,146,096)	(49,423)
In-kind redemptions	(2,428,402)	570,934	766,568	1,398,322
Net realized gain (loss)	(2,488,148)	550,137	(379,528)	1,348,899
Net change in unrealized appreciation (depreciation) on investment securities	(1,659,971)	(503,406)	4,295,284	97,384
Net realized and unrealized gain (loss)	(4,148,119)	46,731	3,915,756	1,446,283
Net increase (decrease) in net assets resulting from operations	$(3,667,423)	$117,094	$6,277,696	$1,797,015

(a) Commencement of Investment Operations.

See Notes to Financial Statements.

20

	PowerShares KBW International Financial Portfolio (KBWX)	PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)	PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	PowerShares KBW Regional Banking Portfolio (KBWR)
	Six Months Ended April 30, 2012 (Unaudited)	Six Months Ended April 30, 2012 (Unaudited)	Six Months Ended April 30, 2012 (Unaudited)	For the Period November 1, 2011(a) to April 30, 2012 (Unaudited)
INVESTMENT INCOME:
Unaffiliated dividend income	$61,186	$163,549	$51,742	$846,577
Affiliated dividend income (Note 4)	—	—	—	—
Affiliated securities lending income	—	—	—	9,480
Foreign withholding tax	(5,592)	—	—	—
Total Income	55,594	163,549	51,742	856,057
EXPENSES:
Unitary management fee	6,216	12,681	7,244	115,327
Unitary management fee waivers	—	—	—	(99,232)
Net Expenses	6,216	12,681	7,244	16,095
Net Investment Income	49,378	150,868	44,498	839,962
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(20,820)	(312,019)	(5,576)	(90,520)
In-kind redemptions	—	179,268	43,324	13,818,182
Net realized gain (loss)	(20,820)	(132,751)	37,748	13,727,662
Net change in unrealized appreciation (depreciation) on investment securities	(10,477)	904,626	467,993	94,569
Net realized and unrealized gain (loss)	(31,297)	771,875	505,741	13,822,231
Net increase (decrease) in net assets resulting from operations	$18,081	$922,743	$550,239	$14,662,193

21

Statements of Changes in Net Assets

	PowerShares KBW Bank Portfolio (KBWB)	PowerShares KBW Capital Markets Portfolio (KBWC)	PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)		PowerShares KBW Insurance Portfolio (KBWI)	PowerShares KBW International Financial Portfolio (KBWX)
	For the Period November 1, 2011(a) to April 30, 2012 (Unaudited)	For the Period November 1, 2011(a) to April 30, 2012 (Unaudited)	Six Months Ended April 30, 2012 (Unaudited)	For the Period November 29, 2010 (a) to October 31, 2011	For the Period November 1, 2011(a) to April 30, 2012 (Unaudited)	Six Months Ended April 30, 2012 (Unaudited)	For the Period November 29, 2010 (a) to October 31, 2011
OPERATIONS:
Net investment income	$480,696	$70,363	$2,361,940	$1,073,157	$350,732	$49,378	$58,520
Net realized gain (loss)	(2,488,148)	550,137	(379,528)	90,288	1,348,899	(20,820)	(30,928)
Net change in unrealized appreciation (depreciation)	(1,659,971)	(503,406)	4,295,284	(1,028,316)	97,384	(10,477)	(341,238)
Net increase (decrease) in net assets resulting from operations	(3,667,423)	117,094	6,277,696	135,129	1,797,015	18,081	(313,646)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(249,662)	(37,267)	(654,599)	(2,470)	(77,292)	—	4,927
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(526,264)	(48,032)	(2,704,084)	(1,193,226)	(298,683)	(39,882)	(47,001)
Return of capital	(14,995)	—	—	—	—	—	—
Total distributions to shareholders	(541,259)	(48,032)	(2,704,084)	(1,193,226)	(298,683)	(39,882)	(47,001)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	687,612,314	21,012,228	55,513,211	29,114,305	40,686,845	—	4,814,031
Value of shares repurchased	(653,845,826)	(19,430,374)	(4,526,275)	(1,213,242)	(35,899,351)	—	(1,268,551)
Net income (loss) equalization	249,662	37,267	654,599	2,470	77,292	—	(4,927)
Net increase (decrease) in net assets resulting from shares transactions	34,016,150	1,619,121	51,641,535	27,903,533	4,864,786	—	3,540,553
Increase (Decrease) in Net Assets	29,557,806	1,650,916	54,560,548	26,842,966	6,285,826	(21,801)	3,184,833
NET ASSETS:
Beginning of period	—	—	26,842,966	—	—	3,184,833	—
End of period	$29,557,806	$1,650,916	$81,403,514	$26,842,966	$6,285,826	$3,163,032	$3,184,833
Undistributed net investment income (loss) at end of period	$—	$30,919	$(996,743)	$—	$63,214	$21,132	$11,636
CHANGES IN SHARES OUTSTANDING:
Shares sold	31,700,001	650,001	2,400,000	1,250,000	1,050,001	—	200,000
Shares repurchased	(30,500,000)	(600,000)	(200,000)	(50,000)	(900,000)	—	(50,000)
Shares outstanding, beginning of period	—	—	1,200,000	—	—	150,000	—
Shares outstanding, end of period	1,200,001	50,001	3,400,000	1,200,000	150,001	150,000	150,000

(a)  Commencement of Investment Operations.

See Notes to Financial Statements.

22

	PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)		PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)		PowerShares KBW Regional Banking Portfolio (KBWR)
	Six Months Ended April 30, 2012 (Unaudited)	For the Period November 29, 2010 (a) to October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	For the Period November 29, 2010 (a) to October 31, 2011	For the Period November 1, 2011(a) to April 30, 2012 (Unaudited)
OPERATIONS:
Net investment income	$150,868	$217,457	$44,498	$69,713	$839,962
Net realized gain (loss)	(132,751)	(82,886)	37,748	96,349	13,727,662
Net change in unrealized appreciation (depreciation)	904,626	(641,917)	467,993	(131,459)	94,569
Net increase (decrease) in net assets resulting from operations	922,743	(507,346)	550,239	34,603	14,662,193
Undistributed net investment income (loss) included in the price of units issued and redeemed	389	1,448	1,465	(2,753)	(116,801)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(212,013)	(217,941)	(44,506)	(59,232)	(842,994)
Return of capital	—	(62,420)	—	—	—
Total distributions to shareholders	(212,013)	(280,361)	(44,506)	(59,232)	(842,994)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,553,627	9,033,763	3,941,113	7,568,453	149,605,122
Value of shares repurchased	(1,266,748)	(1,234,291)	(2,569,977)	(3,818,777)	(149,397,707)
Net income (loss) equalization	(389)	(1,448)	(1,465)	2,753	116,801
Net increase (decrease) in net assets resulting from shares transactions	1,286,490	7,798,024	1,369,671	3,752,429	324,216
Increase (Decrease) in Net Assets	1,997,609	7,011,765	1,876,869	3,725,047	14,026,614
NET ASSETS:
Beginning of period	7,011,765	—	3,725,047	—	—
End of period	$9,009,374	$7,011,765	$5,601,916	$3,725,047	$14,026,614
Undistributed net investment income (loss) at end of period	$(60,756)	$—	$12,655	$11,198	$25,072
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	350,000	150,000	300,000	6,150,001
Shares repurchased	(50,000)	(50,000)	(100,000)	(150,000)	(5,650,000)
Shares outstanding, beginning of period	300,000	—	150,000	—	—
Shares outstanding, end of period	350,000	300,000	200,000	150,000	500,001

23

Financial Highlights

PowerShares KBW Bank Portfolio (KBWB)

	For the Period November 1, 2011(a) through April 30, 2012 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.68
Net investment income(b)	0.22
Net realized and unrealized gain (loss) on investments	4.17
Total from investment operations	4.39
Distributions to shareholders from:
Net investment income	(0.43)
Return of capital	(0.01)
Total distributions	(0.44)
Net asset value at end of period	$24.63
Share price at end of period(c)	$24.62
NET ASSET VALUE, TOTAL RETURN(d)	27.80%
SHARE PRICE TOTAL RETURN(d)	27.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$29,558
Ratio to average net assets of:
Expenses, after Waivers(e)	0.15	%(g)
Expenses, prior to Waivers	0.35%
Net investment income	1.97	%(g)
Portfolio turnover rate(f)	2%
Undistributed net investment income included in price of units issued and redeemed(b)(h)	$(0.11)

PowerShares KBW Capital Markets Portfolio (KBWC)

	For the Period November 1, 2011(a) through April 30, 2012 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$30.49
Net investment income(b)	0.32
Net realized and unrealized gain on investments	2.69
Total from investment operations	3.01
Distributions to shareholders from:
Net investment income	(0.48)
Net asset value at end of period	$33.02
Share price at end of period(c)	$33.02
NET ASSET VALUE, TOTAL RETURN(d)	16.47%
SHARE PRICE TOTAL RETURN(d)	16.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,651
Ratio to average net assets of:
Expenses after Waivers(e)	0.12	%(g)
Expenses, prior to Waivers	0.35%
Net investment income	2.08	%(g)
Portfolio turnover rate(f)	3%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$(0.17)

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  From November 1, 2011 until February 1, 2012, the Adviser waived 100% of the Fund's unitary management fee.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  Annualized.

(h)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

24

Financial Highlights (Continued)

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

	Six Months Ended April 30, 2012 (Unaudited)		For the Period November 29, 2010 (a) through October 31, 2011
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.37		$23.51
Net investment income(b)	1.09		1.91
Net realized and unrealized gain (loss) on investments	1.82		(0.82)
Total from investment operations	2.91		1.09
Distributions to shareholders from:
Net investment income	(1.34)		(2.23)
Net asset value at end of period	$23.94		$22.37
Share price at end of period(c)	$23.97		$22.43
NET ASSET VALUE, TOTAL RETURN(d)	13.58%		4.64	%(e)
SHARE PRICE TOTAL RETURN(d)	13.42%		4.92	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$81,404		$26,843
Ratio to average net assets of:
Expenses(f)	0.35	%(h)	0.37	%(h)
Net investment income	9.87	%(h)	9.14	%(h)
Portfolio turnover rate(g)	12%		33%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(i)	$(0.30)		$(0.00	)(j)

PowerShares KBW Insurance Portfolio (KBWI)

	For the Period November 1, 2011(a) through April 30, 2012 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$38.33
Net investment income(b)	0.77
Net realized and unrealized gain (loss) on investments	3.45
Total from investment operations	4.22
Distributions to shareholders from:
Net investment income	(0.64)
Net asset value at end of period	$41.91
Share price at end of period(c)	$41.90
NET ASSET VALUE, TOTAL RETURN(d)	15.99%
SHARE PRICE TOTAL RETURN(d)	16.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$6,286
Ratio to average net assets of:
Expenses, after Waivers(k)	0.06	%(h)
Expense, prior to Waivers	0.35%
Net investment income	3.93	%(h)
Portfolio turnover rate(g)	3%
Undistributed net investment income included in price of units issued and redeemed(b)(g)	$(0.17)

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (December 2, 2010, the first day of trading on the Exchange) to October 31, 2011 was 2.97%. The share price total return from Fund Inception to October 31, 2011 was 3.38%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment company in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses, that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the investment company expenses that you bear indirectly is included in your Fund's total return.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  Annualized.

(i)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(j)  Amount represents less than $0.005.

(k)  From November 1, 2011 until February 1, 2012, the Adviser waived 100% of the Fund's unitary management fee.

See Notes to Financial Statements.

25

Financial Highlights (Continued)

PowerShares KBW International Financial Portfolio (KBWX)

	Six Months Ended April 30, 2012 (Unaudited)		For the Period November 29, 2010 (a) through October 31, 2011
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.23		$24.70
Net investment income(b)	0.33		0.54
Net realized and unrealized gain (loss) on investments	(0.20)		(3.57)
Total from investment operations	0.13		(3.03)
Distributions to shareholders from:
Net investment income	(0.27)		(0.44)
Net asset value at end of period	$21.09		$21.23
Share price at end of period(c)	$21.10		$21.24
NET ASSET VALUE, TOTAL RETURN(d)	0.71%		(12.45	)%(e)
SHARE PRICE TOTAL RETURN(d)	0.71%		(12.41	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,163		$3,185
Ratio to average net assets of:
Expenses	0.40	%(f)	0.40	%(f)
Net investment income	3.18	%(f)	2.44	%(f)
Portfolio turnover rate(g)	2%		8%
Undistributed net investment income included in price of units issued and redeemed(b)(h)	$0.00		$0.05

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

	Six Months Ended April 30, 2012 (Unaudited)		For the Period November 29, 2010 (a) through October 31, 2011
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.37		$24.96
Net investment income(b)	0.49		1.01
Net realized and unrealized gain (loss) on investments	2.59		(1.27)
Total from investment operations	3.08		(0.26)
Distributions to shareholders from:
Net investment income	(0.71)		(1.03)
Return of capital	—		(0.30)
Total distributions	(0.71)		(1.33)
Net asset value at end of period	$25.74		$23.37
Share price at end of period(c)	$25.75		$23.40
NET ASSET VALUE, TOTAL RETURN(d)	13.40%		(1.20	)%(i)
SHARE PRICE TOTAL RETURN(d)	13.31%		(1.08	)%(i)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$9,009		$7,012
Ratio to average net assets of:
Expenses	0.35	%(f)	0.36	%(f)
Net investment income	4.16	%(f)	4.54	%(f)
Portfolio turnover rate(g)	38%		36%
Undistributed net investment income included in price of units issued and redeemed(b)(h)	$0.00	(j)	$0.01

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (December 2, 2010, the first day of trading on the Exchange) to October 31, 2011 was (15.50)%. The share price total return from Fund Inception to October 31, 2011 was (15.40)%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(i)  The net asset value total return from Fund Inception (December 2, 2010, the first day of trading on the Exchange) to October 31, 2011 was (1.87)%. The share price total return from Fund Inception to October 31, 2011 was (1.55)%.

(j)  Amount represents less than $0.005.

See Notes to Financial Statements.

26

Financial Highlights (Continued)

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

	Six Months Ended April 30, 2012 (Unaudited)		For the Period November 29, 2010 (a) through October 31, 2011
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.83		$24.75
Net investment income(b)	0.27		0.54
Net realized and unrealized gain on investments	3.21		0.04
Total from investment operations	3.48		0.58
Distributions to shareholders from:
Net investment income	(0.30)		(0.50)
Net asset value at end of period	$28.01		$24.83
Share price at end of period(c)	$28.01		$24.84
NET ASSET VALUE, TOTAL RETURN(d)	14.13%		2.36	%(e)
SHARE PRICE TOTAL RETURN(d)	14.08%		2.41	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,602		$3,725
Ratio to average net assets of:
Expenses	0.35	%(f)	0.37	%(f)
Net investment income	2.15	%(f)	2.38	%(f)
Portfolio turnover rate(g)	2%		4%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$0.01		$(0.02)

PowerShares KBW Regional Banking Portfolio (KBWR)

	For the Period November 1, 2011(a) through April 30, 2012 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.70
Net investment income(b)	0.32
Net realized and unrealized gain (loss) on investments	5.51
Total from investment operations	5.83
Distributions to shareholders from:
Net investment income	(0.48)
Net asset value at end of period	$28.05
Share price at end of period(c)	$28.06
NET ASSET VALUE, TOTAL RETURN(d)	25.72%
SHARE PRICE TOTAL RETURN(d)	26.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$14,027
Ratio to average net assets of:
Expenses, after Waivers(i)	0.05	%(f)
Expenses, prior to Waivers	0.35	%(f)
Net investment income	2.55	%(f)
Portfolio turnover rate(g)	1%
Undistributed net investment income included in price of units issued and redeemed(b)(h)	$(0.04)

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (December 2, 2010, the first day of trading on the Exchange) to October 31, 2011 was 0.38%. The share price total return from Fund Inception to October 31, 2011 was 0.45%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(i)  From November 1, 2011 until February 1, 2012, the Adviser waived 100% of the Fund's unitary management fee.

See Notes to Financial Statements.

27

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2012, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares KBW Bank Portfolio (KBWB)	"KBW Bank Portfolio"

PowerShares KBW Capital Markets Portfolio (KBWC)	"KBW Capital Markets Portfolio"

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	"KBW High Dividend Yield Financial Portfolio"

PowerShares KBW Insurance Portfolio (KBWI)	"KBW Insurance Portfolio"

PowerShares KBW International Financial Portfolio (KBWX)	"KBW International Financial Portfolio"

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)	"KBW Premium Yield Equity REIT Portfolio"

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	"KBW Property & Casualty Insurance Portfolio"

PowerShares KBW Regional Banking Portfolio (KBWR)	"KBW Regional Banking Portfolio"

Each portfolio (each, a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca").

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index"):

Fund	Index
KBW Bank Portfolio	KBW Bank Index

KBW Capital Markets Portfolio	KBW Capital Markets Index

KBW High Dividend Yield Financial Portfolio	KBW Financial Sector Dividend Yield Index

KBW Insurance Portfolio	KBW Insurance Index

KBW International Financial Portfolio	KBW Global ex-U.S. Financial Sector Index

KBW Premium Yield Equity REIT Portfolio	KBW Premium Yield Equity REIT Index

KBW Property & Casualty Insurance Portfolio	KBW Property & Casualty Index

KBW Regional Banking Portfolio	KBW Regional Banking Index

28

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities with a demand feature exercisable with one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices,

29

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Non-Correlation Risk. A Fund's return may not match the return of its Underlying Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an

30

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Concentration Risk. A significant percentage of a Fund's Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, a Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

High Dividend Yield Securities Risk. For KBW High Dividend Yield Financial Portfolio and KBW Premium Yield Equity REIT Portfolio's investments in high yielding, dividend paying securities, at times, may be out of favor and underperform other market segments (e.g., growth stocks).

REIT Risk. Although KBW High Dividend Yield Financial Portfolio and KBW Premium Yield Equity REIT Portfolio will not invest in real estate directly, the REITs in which the Funds invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Financial Sector Risk. For KBW High Dividend Yield Financial Portfolio and KBW International Financial Portfolio, investing in securities of the financial sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, new regulations or regulatory interpretations may affect their profitability; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Funds may purchase may themselves have concentrated portfolios that make them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares that shareholders hold in such institutions.

Risk of Investing in BDCs. The KBW High Dividend Yield Financial Portfolio risks inherent in investing in business development companies ("BDC"), whose principal business is to invest in and lend capital to smaller, privately held companies. The 1940 Act imposes certain restraints upon the operations of a BDC. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high-quality debt instruments that mature in one year or less. Investments made by BDCs generally are subject to legal and other restrictions on resale and otherwise are less liquid than publicly traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a BDC in which the Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments.

31

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Foreign Financial Institutions Risk. For the KBW International Financial Portfolio factors affecting the market value of securities of issuers in the financial sector include adverse regulatory or economic occurrences, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions. The Fund's investments involve risks that are in addition to the risks associated with domestic securities. Foreign companies, in general, are not subject to regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies, and therefore, not all material information regarding these companies will be available.

Property and Casualty Insurance Industry Risk. The KBW Property & Casualty Insurance Portfolio's investments in securities of property and casualty insurance companies involve risks. Property and casualty insurance companies can be significantly affected by many factors, including changes in interest rates, general economic conditions, the imposition of premium rate caps, competition and pressure to compete globally, including price and marketing competition, and other changes in government regulation or tax law. In addition, different segments of the insurance industry can be significantly affected by mortality and morbidity rates, environmental clean-up costs and catastrophic events such as natural disasters and terrorist acts.

Insurance Industry Concentration Risk. For KBW Insurance Porfolio, many factors, including changes in interest rates, general economic conditions, the imposition of premium rate caps, competition and the pressure to compete globally, including price and marketing competition, and other changes in government regulation or tax law, can significantly affect companies in the insurance industry. In addition, mortality and morbidity rates, actuarial miscalculations, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts, and availability and cost of reinsurance also can significantly affect different segments of the insurance industry.

Regional, Small and Medium Bank Risk. For KBW Regional Banking Portfolio, investing in securities of small and medium banks involves greater risk than customarily is associated with investing in larger, more established banks. Small and medium banks securities may be more volatile and less liquid than those of more established banks. These securities may have returns that vary, sometimes significantly, from the overall securities market. These banks also may be subject to extensive federal and state regulations and to severe price competition. Credit losses resulting from financial difficulties of borrowers can negatively impact these banks. The regional banking industry in which small and medium banks typically compete is highly competitive and failure to maintain or increase market share may result in the loss of market share. The marketing and expansion strategies of many regional banks may place a significant strain on their management, financial controls, operations systems, personnel and other resources. There can be no assurance that these banks will complete the necessary improvements to their systems, procedures and controls necessary to support their future operations or rapid growth.

Capital Markets Risk. KBW Capital Markets Portfolio's investments in capital markets companies subject it to more risks as compared to a fund that invests in a wide variety of market sectors. For instance, the Fund may be susceptible to adverse economic conditions or legislative initiatives affecting broker dealers, asset managers, trust and custody banks, exchanges and other companies in the capital markets, which

32

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

may impact the profitability of such companies. In addition, various factors may significantly affect the companies active within the U.S. capital markets, including stock and bank trading activity, increases in price competition, decreases in fees or fee-related business such as investment banking, brokerage and asset management and decreases in other servicing fees.

Banking Industry Concentration Risk. KBW Bank Portfolio and KBW Regional Banking Portfolio may be susceptible to adverse economic or regulatory occurrences affecting the banking industry. Banks are subject to extensive government regulation that may affect the scope of their activities, their profitability, the prices that they can charge and the amount of capital that they must maintain. In addition, unstable interest rates can have a disproportionate effect on the banking industry; banks whose securities the Fund may purchase may themselves have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry. Increased competition also may adversely affect the profitability or viability of banks.

Equity Risk. Equity risk is the risk that the value of the securities a Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which a Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax

33

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, expenses of the investment companies that are paid indirectly as a result of share ownership of the investment companies in which a Fund may invest, and other extraordinary expenses.

Expenses included in each of the accompanying financial statements, reflect the expenses of each Fund and do not include any expenses of the investment companies in which it invests. The effects of the investment companies' expenses are included in the realized and unrealized gain/loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly (except for the KBW Premium Yield Equity REIT Portfolio and KBW High Dividend Yield Financial Portfolio, each of which pay dividends monthly) and records such dividends on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Securities Lending

The KBW Regional Banking Portfolio may lend portfolio securities having a market value up to one-third of the Funds' total assets. Such loans are secured by collateral equal to no less than the 102% of the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned were to increase and the collateral accordingly, and

34

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Affiliated securities lending income on the Statement of Operations. The aggregate value of securities out on loan is shown on the Statement of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for the KBW International Financial Portfolio) has agreed to pay the Adviser an annual unitary management fee of 0.35% of the Fund's average daily net assets, pursuant to which the KBW International Financial Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.40% of the Fund's average daily net assets. The Adviser waived 100% of its unitary management fee for KBW Bank Portfolio, KBW Capital Markets Portfolio, KBW Insurance Portfolio and KBW Regional Banking Portfolio until February 1, 2012. The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, expenses of the investment companies that are paid indirectly as a result of share ownership of the investment companies in which the Funds invest, if any, and other extraordinary expenses.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with Keefe, Bruyette & Woods, Inc. (the "Licensor"). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

35

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Note 4. Investments in Affiliates

Invesco Mortgage Capital, Inc. and the Adviser are subsidiaries of Invesco Ltd. and therefore are considered to be affiliated with the KBW Capital Markets Portfolio and KBW High Dividend Yield Financial Portfolio, respectively. The table below shows the Fund's transactions in and earnings from the investment in Invesco Mortgage Capital, Inc. for the six-month period ended April 30, 2012.

KBW Capital Markets Portfolio

	Value November 1, 2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2012	Dividend Income
Invesco Ltd.	$—	$378,885	$(862,878)	$470,386	$81,371	$67,764	$3,881

KBW High Dividend Yield Financial Portfolio

	Value October 31, 2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2012	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$1,419,932	$3,059,180	$(548,558)	$548,064	$(148,404)	$4,330,214	$213,232

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2012, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

36

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

With respect to each Fund, during the six-month period ended April 30, 2012, there were no significant transfers between investment levels.

Note 6. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Period Ended April 30, 2012:

	2012
	Ordinary Income	Return of Capital
KBW Bank Portfolio(1)	$526,264	$14,995
KBW Capital Markets Portfolio(1)	48,032	—
KBW Insurance Portfolio(1)	298,683	—
KBW Regional Banking Portfolio(1)	842,994	—

(1) Tax year-end is April 30.

Tax Components of Net Assets at Period End:

	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)	Capital Loss Carryforward	Post-October Capital Deferrals	Shares of Beneficial Interest	Total Net Assets*
KBW Bank Portfolio(1)	$—	$(813,047)	$—	$—	$30,370,853	$29,557,806
KBW Capital Markets Portfolio(1)	30,919	(133,990)	—	(615)	1,754,602	1,650,916
KBW Insurance Portfolio(1)	63,214	26,789	—	(5,747)	6,201,570	6,285,826
KBW Regional Banking Portfolio(1)	32,952	45,689	—	—	13,947,973	14,026,614

* The Funds elected to defer capital losses incurred after October 31 ("Post-October Capital Losses"). Post-October Capital Losses within the taxable year are deemed to arise on the first business day of each Funds next taxable year.

(1) Tax year-end is April 30.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

37

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

The following Funds had capital loss carryforward amounts as of October 31, 2011, which expire on October 31 of each year listed below:

	2019	Total*
KBW Bank Portfolio(1)	$—	$—
KBW Capital Markets Portfolio(1)	—	—
KBW High Dividend Yield Financial Portfolio	—	—
KBW Insurance Portfolio(1)	—	—
KBW International Financial Portfolio	10,832	10,832
KBW Premium Yield Equity REIT Portfolio	43,358	43,358
KBW Property & Casualty Insurance Portfolio	10,935	10,935
KBW Regional Banking Portfolio(1)	—	—

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required be the Internal Revenue Code.

(1) Tax year-end is April 30 and carryforward expiration is as of April 30, 2012.

Note 7. Investment Transactions

For the six-month period ended April 30, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
KBW Bank Portfolio	$1,114,382	$1,107,615
KBW Capital Markets Portfolio	210,645	189,338
KBW High Dividend Yield Financial Portfolio	6,127,870	6,540,055
KBW Insurance Portfolio	579,405	521,465
KBW International Financial Portfolio	74,436	65,159
KBW Premium Yield Equity REIT Portfolio	2,859,365	2,926,976
KBW Property & Casualty Insurance Portfolio	69,844	71,970
KBW Regional Banking Portfolio	1,360,979	968,678

For the six-month period ended April 30, 2012, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
KBW Bank Portfolio	$573,061,214	$653,087,928
KBW Capital Markets Portfolio	8,598,690	17,685,873
KBW High Dividend Yield Financial Portfolio	56,031,074	5,009,687
KBW Insurance Portfolio	4,268,891	35,896,833
KBW International Financial Portfolio	—	—
KBW Premium Yield Equity REIT Portfolio	2,329,753	1,039,071
KBW Property & Casualty Insurance Portfolio	1,641,584	267,658
KBW Regional Banking Portfolio	23,891,511	148,086,535

Gains and losses on in-kind transactions are generally not considered taxable gains and losses for Federal income tax purposes.

38

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

At April 30, 2012, costs of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
KBW Bank Portfolio(1)	$30,361,941	$(813,047)	$152,623	$(965,670)
KBW Capital Markets Portfolio(1)	1,782,996	(133,990)	2,643	(136,633)
KBW High Dividend Yield Financial Portfolio	78,907,938	3,056,345	4,036,335	(979,990)
KBW Insurance Portfolio(1)	6,256,604	26,789	166,084	(139,295)
KBW International Financial Portfolio	3,534,349	(374,198)	137,375	(511,573)
KBW Premium Yield Equity REIT Portfolio	8,800,675	218,889	517,685	(298,796)
KBW Property & Casualty Insurance Portfolio	5,269,771	333,724	399,178	(65,454)
KBW Regional Banking Portfolio(1)	14,160,889	45,689	318,993	(273,304)

(1) Tax year-end is April 30.

Note 8. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions and utilization of book equalization, on April 30, 2012, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss), Shares of beneficial interest and net unrealized appreciation (depreciation). These reclassifications had no effect on the net assets of each Fund. For the period ended April 30, 2012, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest	Net Unrealized Appreciation (Depreciation)
KBW Bank Portfolio(1)	$295,230	$2,488,147	$(3,630,301)	$846,924
KBW Capital Markets Portfolio(1)	45,855	(550,852)	135,481	(369,516)
KBW Insurance Portfolio(1)	88,457	(1,356,861)	1,336,784	(68,380)
KBW Regional Banking Portfolio(1)	144,905	(13,719,849)	13,623,757	(48,813)

(1) Tax year-end is April 30.

Note 9. Trustees' Fees

The Funds compensate each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustees who are affiliated with the Adviser (the "Non-Independent Trustees") of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or

39

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in capital shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

40

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its period ended April 30, 2012:

Federal Income Tax Information

	Qualified Dividend Income*	Corporate Dividends-Received Deduction*
KBW Bank Portfolio(1)	13%	13%
KBW Capital Markets Portfolio(1)	73%	67%
KBW Insurance Portfolio(1)	79%	73%
KBW Regional Banking Portfolio(1)	100%	98%

* The above percentages are based on ordinary income dividends paid to shareholders during the period ended April 30, 2012.

(1) Tax year-end is April 30.

41

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 19, 2012, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 54 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Convertible Securities Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares Ibbotson Alternative Completion Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW International Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares RiverFront Tactical Balanced Growth Portfolio

PowerShares RiverFront Tactical Growth & Income Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

42

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Also at the April 19, 2012 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Senior Loan Portfolio (the "Sub-Advisory Agreement"): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a "Sub-Adviser" and collectively, the "Sub-Advisers").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices for the one-year, three-year and since inception periods ended December 31, 2011, as applicable, including reports on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that for each applicable period, the correlation for each Fund, other than PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares VRDO Tax-Free Weekly Portfolio's level of correlation to its underlying index, including the Adviser's representation that a primary cause is the abnormally low yield environment and its expectation that, over time, the Fund's correlation will return to within the targeted range set forth in the Trust's registration statement. The Trustees noted that for each applicable period, the tracking error for each Fund, other than the one-year period for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio's tracking error, including the Adviser's expectation that as market volatility decreases, the Fund's tracking error will decline. The Trustees concluded that each Fund's correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

43

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage commissions and other trading expenses, taxes, interest (including for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit) and extraordinary expenses.

0.22%:  PowerShares Fundamental Investment Grade Corporate Bond Portfolio

0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® Low Volatility Portfolio

0.29%:  PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.35%:  PowerShares Build America Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio

0.40%:  PowerShares KBW International Financial Portfolio

0.45%:  PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio

0.50%:  PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio

0.75%:  PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid

44

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares S&P International Developed High Quality Portfolio, PowerShares Senior Loan Portfolio

0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

0.85%:  PowerShares FTSE RAFI Emerging Markets Portfolio

0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

0.95%:  PowerShares MENA Frontier Countries Portfolio

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients with comparable investment strategies as the Funds, except for PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares S&P 500® Low Volatility Portfolio and PowerShares Senior Loan Portfolio, and further noted the Adviser's representation that the advisory fee charged to each of these Funds was not higher than the fee the Adviser charged to its other clients with comparable investment strategies. The Trustees noted that each Fund's advisory fee was:

•  higher than the median expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, which was equal to or lower than the median expense ratio of its ETF peer funds; and there was no comparable ETF peer fund information available for PowerShares Senior Loan Portfolio); and

•  equal to or lower than the median expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets

45

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares S&P International Developed High Quality Portfolio, which was higher than the median expense ratio of its open-end index peer funds; and there was no comparable open-end index peer fund information available for PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares Senior Loan Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds (except for the advisory fee of PowerShares CEF Income Composite Portfolio, which was higher than the median expense ratio of its open-end actively managed peer funds, and of PowerShares RiverFront Tactical Balanced Growth Portfolio, which was equal to the median expense ratio of its open-end actively-managed peer funds).

The Trustees reviewed the additional information the Adviser provided regarding PowerShares CEF Income Composite Portfolio's and PowerShares RiverFront Tactical Balanced Growth Portfolio's advisory fees. The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until April 20, 2013, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio. The Trustees determined that each Fund's advisory fee was reasonable because of the complexity of the indices, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

46

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Also at the April 19, 2012 meeting, the Adviser proposed reducing the annual advisory fee for each of PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares MENA Frontier Countries Portfolio and PowerShares Senior Loan Portfolio effective April 20, 2012. The Board noted that the Adviser historically has been waiving a portion of its advisory fees for these Funds. The Board considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided to each of these Funds in connection with the amendment to the Investment Advisory Agreement to reflect the advisory fee changes. The Board concluded for each of these Funds that the reduced advisory fee was appropriate, and determined to approve the amended Investment Advisory Agreement, effective April 20, 2012.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio at a meeting held on April 19, 2012. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the PowerShares Senior Loan Portfolio's assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

47

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco's affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement, as well as any profits or losses realized by the Sub-Adviser from its relationship to the PowerShares Senior Loan Portfolio. The Trustees concluded that the estimated profitability to the Sub-Adviser of the sub-advisory services provided to the PowerShares Senior Loan Portfolio was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as the PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio. No single factor was determinative in the Board's analysis.

48

Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares KBW Bank Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares KBW Capital Markets Portfolio and PowerShares KBW Insurance Portfolio

At a meeting held on September 20, 2011, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for PowerShares KBW Bank Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares KBW Capital Markets Portfolio and PowerShares KBW Insurance Portfolio (each, a "Fund" and collectively, the "Funds").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized as a Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered and amounts paid to other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with the Funds. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Funds, information describing the Adviser's current organization and staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of each Fund, and considered the quality of services provided by the Adviser to other exchange-traded funds ("ETFs"). The Trustees also reviewed information related to the Adviser's portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Funds.

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided by the Adviser to each Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's proposed advisory fee, as compared to information compiled from Lipper Inc. databases on the average and median net expense ratios of comparable ETF peers, as well as the average and median net expense ratios of each Fund's Lipper peer group, which includes ETF and non-ETF funds. The Trustees also noted the information compiled by the Adviser from Lipper Inc. databases on the advisory fees and net expense ratios of various types of ETFs and open-end actively managed funds that they had received in connection with the 2011 contract renewal process for other ETFs for which the Adviser serves as investment adviser. The Trustees noted that the annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund except brokerage commissions and other trading expenses, taxes, interest and extraordinary expenses. The

49

Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares KBW Bank Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares KBW Capital Markets Portfolio and PowerShares KBW Insurance Portfolio (Continued)

Trustees noted that each Fund's unitary advisory fee generally was within an acceptable range of the average and median advisory fees of the ETFs in its ETF universe and of the Fund's Lipper peer group, and generally was lower than the average and median net expense ratios of the ETFs in its ETF universe and of the Fund's Lipper peer group. The Trustees considered each Fund's proposed advisory fee in light of the higher administrative, operational and management oversight costs. The Trustees also noted that each Fund's licensing fee was payable out of the unitary fee to be charged to the Fund. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the costs of services for each Fund and the fees to be paid by the Adviser. The Trustees considered information provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship with other ETFs for which it serves as investment adviser. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to each Fund appeared to be reasonable in comparison with the cost of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of a Fund would be enjoyed by the Adviser, but that a unitary fee provides certainty in expenses for a Fund. The Trustees considered whether the advisory fee rate for each Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

50

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2012 Invesco PowerShares Capital Management LLC  P-KBW-SAR-1

2012 Semi-Annual Report to Shareholders

April 30, 2012

PowerShares Senior Loan Portfolio (BKLN)

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Schedule of Investments

PowerShares Senior Loan Portfolio (BKLN)	5

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Changes in Net Assets	13

Statement of Cash Flows	14

Financial Highlights	15

Notes to Financial Statements	16

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement	27

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2012

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
BKLN	PowerShares Senior Loan Portfolio	3/3/11	294	15	56	167	5	0	0

2

	Closing Price Below NAV (bps)
Ticker	0-24	-25-49	-50-99	-100-149	-150-199	-200+
BKLN	20	20	8	2	0	1

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2012.

In pursuing its investment objective, PowerShares Senior Loan Portfolio (the "Portfolio") may invest a portion of its assets in investment companies. The Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The effects of the investment companies' expenses are included in the Portfolio's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Senior Loan Portfolio Actual	$1,000.00	$1,044.36	0.65%	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

4

Portfolio Composition

PowerShares Senior Loan Portfolio

Credit Quality Rating Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Baa3	3.5
Baa2	1.1
Ba3	26.6
Ba2	12.1
Ba1	4.0
B3	1.5
B2	14.3
B1	23.1
Caa3	0.9
Caa1	1.9
Not Rated	9.8
Closed-End Funds	1.0
Money Market Fund	9.2
Liabilities in excess of other assets	(9.0)

Schedule of Investments

PowerShares Senior Loan Portfolio (BKLN)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans—95.4%(a)(b)
	Advertising—1.4%
$2,834,382	Getty Images, Inc., Term Loan	5.250%	11/07/16	$2,852,990
2,918,757	Visant Corp., Term Loan B	5.250	12/22/16	2,886,446
				5,739,436
	Aerospace/Defense—1.2%
	Hawker Beechcraft Acquisition Co. LLC(c)(d)
136,831	Synthetic Letter of Credit	—	03/26/14	89,646
2,212,746	Term Loan	—	03/26/14	1,449,703
3,478,700	TransDigm, Inc., Term Loan B1	4.000	02/14/17	3,485,501
				5,024,850
	Airlines—1.4%
3,236,856	Delta Air Lines, Inc., Term Loan B	5.500	04/20/17	3,248,994
2,727,986	United Air Lines, Inc., Term Loan B	2.250	02/03/14	2,706,367
				5,955,361
	Auto Manufacturers—1.8%
7,169,706	Chrysler Group LLC, Term Loan B	6.000	05/24/17	7,311,666
	Auto Parts & Equipment—2.3%
	Allison Transmission, Inc.
3,432,421	Term B-1 Loan	2.740	08/07/14	3,430,516
1,970,063	Term B-2 Loan	3.740	08/07/17	1,975,608
	Federal-Mogul Corp.
3,482,529	Term Loan B	2.178	12/29/14	3,382,598
1,010,877	Term Loan C	2.178	12/28/15	981,870
				9,770,592

See Notes to Financial Statements.

5

Schedule of Investments (Continued)

PowerShares Senior Loan Portfolio (BKLN)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans (Continued)
	Building Materials—0.8%
$3,448,752	Goodman Global, Inc., Term Loan	5.750%	10/28/16	$3,475,101
	Chemicals—1.9%
3,389,811	Ashland, Inc., Term Loan B	3.750	08/23/18	3,398,116
4,471,181	Univar, Inc., Term Loan B	5.000	06/30/17	4,485,913
				7,884,029
	Coal—0.8%
3,392,711	Walter Energy, Inc., Term Loan B	4.000	04/02/18	3,395,290
	Commercial Services—6.4%
3,510,936	Emergency Medical Services Corp., Term Loan	5.250	05/25/18	3,527,560
4,378,981	Harland Clarke Holdings, Corp., Term Loan B	2.770	06/30/14	4,212,033
3,080,476	Hertz Corp. (The), Term Loan B	3.750	03/12/18	3,080,476
2,987,450	Interactive Data Corp., Term Loan B	4.500	02/09/18	2,997,726
3,935,381	KAR Auction Services, Inc., Term Loan B	5.000	05/19/17	3,959,997
3,407,713	Pharmaceutical Product Development, Inc., Term Loan	6.250	12/05/18	3,447,821
	ServiceMaster Co. (The)
305,024	Delay Draw Term Loan	2.740	07/24/14	302,318
5,392,439	Term Loan	2.800	07/24/14	5,344,608
				26,872,539
	Computers—1.0%
	SunGard Data Systems, Inc.
2,856,380	Term Loan B	3.950	02/28/16	2,866,777
1,427,985	Term Loan C	3.994	02/28/17	1,433,847
				4,300,624
	Diversified Financial Services—2.7%
3,686,269	Pinafore LLC, Term Loan B1	4.250	09/29/16	3,704,700
8,000,000	Springleaf Financial Corp, Term Loan	5.500	05/10/17	7,606,680
				11,311,380
	Electric—4.1%
3,737,459	NRG Energy, Inc., Term Loan	4.000	06/29/18	3,749,550
	Texas Competitive Electric Holdings Co. LLC
15,053,410	Extended Term Loan	4.741	10/10/17	8,332,363
8,947,680	Term Loan	3.741	10/10/14	5,151,135
				17,233,048
	Entertainment—0.6%
2,523,529	Cedar Fair LP, Term Loan	4.000	12/15/17	2,532,198
	Food—4.5%
	ARAMARK Corp.
132,669	Extended Letter of Credit 2	3.489	07/26/16	132,787
178,749	Extended Letter of Credit 3	3.489	07/26/16	178,908
2,017,330	Extended Term Loan B	3.489	07/26/16	2,019,126
2,321,251	Term Loan C	3.650	07/26/16	2,323,317
6,472,462	Del Monte Foods Co., Term Loan	4.500	03/08/18	6,441,848
3,168,153	Pinnacle Foods Finance, LLC, Term Loan	2.770	04/02/14	3,172,778
4,821,690	U.S. Foodservice, Term Loan	2.740	07/03/14	4,754,548
				19,023,312

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Senior Loan Portfolio (BKLN)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans (Continued)
	Healthcare-Products—4.0%
	Bausch & Lomb, Inc.
$293,851	Delay Draw Term Loan	3.489%	04/24/15	$294,149
2,191,005	Term Loan	3.670	04/24/15	2,193,229
5,717,599	Biomet, Inc., Term Loan	3.370	03/25/15	5,707,251
4,275,436	Carestream Health, Inc., Term Loan	5.000	02/27/17	4,179,004
4,141,875	Kinetic Concepts, Inc., Term Loan B1	7.000	05/04/18	4,234,632
				16,608,265
	Healthcare-Services—10.4%
	CHS/Community Health Systems, Inc.
7,440,704	Extended Term Loan	3.990	01/25/17	7,364,771
5,465,344	Term Loan	2.630	07/25/14	5,425,092
3,877,549	DaVita, Inc., Term Loan B	4.500	10/20/16	3,899,845
3,484,622	Drumm Invstors LLC, Term Loan	5.000	05/04/18	3,298,194
3,480,232	Fresenius Medical Care Holdings, Inc., Term Loan B (Germany)	1.845	03/31/13	3,485,817
	HCA, Inc.
3,000,000	Term Loan B1	2.597	11/18/13	2,995,560
4,700,000	Term Loan B2	3.720	03/31/17	4,639,793
5,900,000	Term Loan B3	3.489	05/01/18	5,814,273
3,492,500	Health Management Associates, Inc., Term Loan B	4.500	11/16/18	3,498,420
3,217,198	Universal Health Services, Inc., Term Loan B	3.750	11/15/16	3,230,582
				43,652,347
	Household Products/Wares—1.5%
	Reynolds Group Holdings, Inc.
1,498,727	Term Loan B	6.500	02/09/18	1,515,820
4,491,133	Term Loan C	6.500	08/09/18	4,562,362
				6,078,182
	Insurance—2.5%
	Asurion Corp.
6,415,040	Term Loan 1	5.500	05/24/18	6,431,078
3,804,135	Term Loan 2	9.000	05/24/19	3,870,117
				10,301,195
	Investment Companies—1.1%
4,477,960	RPI Finance Trust, Term Loan	4.000	05/09/18	4,499,521
	Leisure Time—1.1%
4,579,119	Sabre, Inc., Term Loan	2.239	09/30/14	4,417,796
	Lodging—3.0%
	Caesars Entertainment Operating Co., Inc.
4,305,734	Extended Term Loan B6	5.489	01/29/18	3,951,286
2,000,000	Term Loan B1	3.239	01/28/15	1,902,820
2,750,00	Term Loan B2	3.239	01/28/15	2,616,377
748,125	Term Loan B3	3.470	01/28/15	711,774
	Las Vegas Sands, LLC
458,101	Extended Delay Draw Term Loan	2.850	11/23/16	452,088
2,772,991	Extended Term Loan B	2.850	11/23/16	2,736,596
				12,370,941

See Notes to Financial Statements.

7

Schedule of Investments (Continued)

PowerShares Senior Loan Portfolio (BKLN)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans (Continued)
	Media—14.5%
$7,104,880	Cengage Learning Acquisitions, Inc., Term Loan	5.847%	07/05/14	$6,528,710
5,250,000	Cequel Communications LLC, Term Loan	4.000	02/14/19	5,201,857
7,315,045	Charter Communications Operating, LLC, Term Loan C	3.720	09/06/16	7,327,042
9,687,020	Clear Channel Communications, Inc., Term Loan B	3.889	01/29/16	7,835,734
	CSC Holdings, Inc.
281,655	Extended Term Loan B2	3.489	03/29/16	281,589
3,684,301	Extended Term Loan B3	3.240	03/29/16	3,675,846
2,992,453	Cumulus Media Holdings, Inc., Term Loan	5.750	09/17/18	3,023,978
	Nielsen Finance, LLC
292,281	Term Loan A	2.241	08/09/13	292,768
3,303,275	Term Loan C	3.491	05/02/16	3,310,608
3,925,941	SuperMedia, Inc., Term Loan	11.000	12/31/15	2,218,157
16,000,000	Tribune Co., Term Loan B(c)(d)	—	06/04/14	11,097,520
3,431,275	TWCC Holding Corp., Term Loan B	4.250	02/13/17	3,448,431
6,966,430	Univision Communications, Inc., Extended Term Loan	4.489	03/31/17	6,521,833
				60,764,073
	Mining—0.9%
3,734,271	Novelis, Inc., Term Loan B	4.000	03/10/17	3,740,899
	Miscellaneous Manufacturers—0.7%
3,156,344	Styron, LLC, Term Loan	6.000	08/02/17	2,953,154
	Oil & Gas Services—1.5%
3,236,379	CCS, Inc., Term Loan (Canada)	3.239	11/14/14	3,167,606
3,378,272	Frac Tech International LLC, Term Loan	6.250	05/06/16	3,250,539
				6,418,145
	Packaging & Containers—0.2%
997,375	Berry Plastics Group, Inc., Term Loan C	2.240	04/03/15	975,094
	Pharmaceuticals—0.9%
3,715,057	NBTY, Inc., Term Loan B1	4.250	10/02/17	3,725,607
	Real Estate—1.9%
4,163,538	Capital Automotive LP, Term Loan B	5.250	03/13/17	4,154,440
	Realogy Corp.
310,998	Extended Synthetic Letter of Credit	4.490	10/10/16	289,894
3,964,525	Extended Term Loan	4.770	10/10/16	3,695,492
				8,139,826
	REITs—0.9%
3,650,000	iStar Financial, Inc., Term Loan A2	7.000	06/30/14	3,660,037
	Retail—4.6%
3,609,784	Burger King Corp., Term Loan B	4.500	10/19/16	3,625,072
1,787,124	Claire's Stores, Inc., Term Loan B	3.097	05/29/14	1,706,498
3,000,000	Dollar General Corp., Term Loan B1	3.550	07/07/14	3,009,525
2,983,709	J Crew Group, Inc., Term Loan	4.750	03/07/18	2,961,659
5,050,000	Neiman Marcus Group, Inc. (The), Extended Term Loan	4.750	05/16/18	5,061,312
2,974,949	Petco Animal Supplies, Inc., Term Loan	4.500	11/24/17	2,982,625
				19,346,691

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Senior Loan Portfolio (BKLN)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans (Continued)
	Semiconductors—1.3%
$5,385,562	Freescale Semiconductor, Inc., Extended Term Loan B1	4.491%	12/01/16	$5,294,142
	Software—6.1%
2,993,750	Emdeon, Inc., Term Loan B	5.000	11/02/18	3,024,930
	First Data Corp.
3,453,323	Extended Term Loan	5.240	03/24/17	3,304,675
7,500,000	Extended Term Loan	4.240	03/26/18	6,854,325
4,477,950	Term Loan B1	2.990	09/24/14	4,291,533
1,430,480	Term Loan B2	2.990	09/24/14	1,370,929
1,250,437	Term Loan B3	2.990	09/24/14	1,198,382
5,400,000	Lawson Software, Inc., Term Loan B	6.250	04/01/18	5,482,701
				25,527,475
	Telecommunications—7.4%
	Avaya, Inc.
5,167,762	Extended Term Loan B3	4.991	10/26/17	5,020,636
3,534,942	Term Loan B1	3.241	10/24/14	3,479,956
3,991,250	Crown Castle Operating Co., Term Loan B	4.000	01/31/19	3,997,596
7,957,428	Intelsat Jackson Holdings S.A., Term Loan B	5.250	04/03/18	8,012,135
3,500,000	Level 3 Financing, Inc., Term Loan A	2.650	03/13/14	3,482,500
	MetroPCS Wireless, Inc.
498,681	Term Loan B2	4.071	11/03/16	498,209
2,987,439	Term Loan B3	4.000	03/19/18	2,965,048
3,487,092	Telesat Canada (Canada), Term Loan B	4.250	03/01/19	3,489,254
				30,945,334
	Total Senior Floating Rate Loans (Cost $401,716,111)			399,248,150
	Corporate Bonds—3.4%
	Electric—0.8%
2,250,000	Calpine Corp.(e)	7.250	10/15/17	2,413,125
750,000	Calpine Corp.(e)	7.875	01/15/23	811,875
				3,225,000
	Healthcare-Services—0.3%
1,111,000	HCA, Inc.	6.500	02/15/20	1,191,548
	Household Products/Wares—1.1%
1,500,000	Reynolds Group Holdings Ltd.(e)	7.125	04/15/19	1,575,000
3,000,000	Reynolds Group Holdings Ltd.(e)	7.875	08/15/19	3,255,000
				4,830,000
	Media—0.2%
1,000,000	Univision Communications, Inc.(e)	6.875	05/15/19	1,016,250
	Packaging & Containers—0.4%
1,500,000	Berry Plastics Corp.(f)	5.217	02/15/15	1,507,500

See Notes to Financial Statements.

9

Schedule of Investments (Continued)

PowerShares Senior Loan Portfolio (BKLN)

April 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Software—0.6%
$2,300,000	First Data Corp.(e)	7.375%	06/15/19	$2,363,250
	Total Corporate Bonds (Cost $13,453,919)			14,133,548
Number of Shares
	Closed-End Funds—1.0%
139,260	First Trust Senior Floating Rate Income Fund II			2,035,981
416,670	ING Prime Rate Trust			2,395,853
	Total Closed-End Funds (Cost $4,588,012)			4,431,834
	Money Market Fund—9.2%
38,285,967	Bank of New York (The) Cash Reserve(g) (Cost $38,285,967)			38,285,967
	Total Investments (Cost $458,044,009)—109.0%			456,099,499
	Liabilities in excess of other assets—(9.0)%			(37,734,795)
	Net Assets—100.0%			$418,364,704

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(b)  Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate loans will have an expected average life of three to five years.

(c)  Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at April 30, 2012 was $12,636,869, which represented 3.02% of the Fund's net assets.

(d)  The borrower has filed for protection in federal bankruptcy court.

(e)  Security purchased or received in a transaction exempt from registration under the 1933 Act, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2012 was $11,434,500, which represented 2.73% of the Fund's Net Assets.

(f)  Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2012.

(g)  Security is considered a cash equivalent for the purpose of the Statement of Cash Flows. See Note 2C.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

PowerShares Senior Loan Portfolio (BKLN)

April 30, 2012 (Unaudited)

ASSETS:
Investments, at value	$456,099,499
Receivables:
Shares sold	2,452,825
Interest	1,047,550
Total Assets	459,599,874
LIABILITIES:
Due to custodian	2,893,045
Payable for investments purchased	38,132,019
Accrued unitary management fees	210,106
Total Liabilities	41,235,170
NET ASSETS	$418,364,704
NET ASSETS CONSIST OF:
Shares of beneficial interest	$422,402,470
Undistributed net investment income	293,722
Undistributed net realized gain (loss)	(2,386,978)
Net unrealized appreciation (depreciation)	(1,944,510)
Net Assets	$418,364,704
Shares outstanding (unlimited amount authorized, $0.01 par value)	17,100,100
Net asset value	$24.47
Share price	$24.58
Investments, at cost	$458,044,009

See Notes to Financial Statements.

11

Statement of Operations

PowerShares Senior Loan Portfolio (BKLN)

Six Months Ended April 30, 2012 (Unaudited)

INVESTMENT INCOME:
Interest income	$6,728,545
Dividend income	169,464
Total Income	6,898,009
EXPENSES:
Unitary management fees	915,145
Unitary management fee waivers	(111,241)
Net Expenses	803,904
Net Investment Income	6,094,105
REALIZED AND UNREALIZED GAIN ON:
Net realized gain	329,418
Net change in unrealized appreciation	4,346,929
Net realized and unrealized gain	4,676,347
Net increase in net assets resulting from operations	$10,770,452

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

PowerShares Senior Loan Portfolio (BKLN)

	Six Months Ended April 30, 2012 (Unaudited)	For the Period March 1, 2011 (a) through October 31, 2011
OPERATIONS:
Net investment income	$6,094,105	$4,079,359
Net realized gain (loss)	329,418	(2,729,050)
Net change in unrealized appreciation (depreciation)	4,346,929	(6,291,439)
Net increase in net assets resulting from operations	10,770,452	(4,941,130)
Undistributed net investment income included in the price of units issued and redeemed	426,936	167,470
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,535,515)	(3,758,509)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	246,958,410	207,127,920
Value of shares repurchased	—	(32,491,716)
Transaction fee	1,234,792	—
Net income (loss) equalization	(426,936)	(167,470)
Net increase in net assets resulting from shares transactions	247,766,266	174,468,734
Increase in Net Assets	252,428,139	165,936,565
NET ASSETS:
Beginning of period	165,936,565	—
End of period	$418,364,704	$165,936,565
Undistributed net investment income at end of period	$293,722	$308,196
CHANGES IN SHARES OUTSTANDING:
Shares sold	10,200,000	8,300,100
Shares repurchased	—	(1,400,000)
Shares outstanding, beginning of period	6,900,100	—
Shares outstanding, end of period	17,100,100	6,900,100

(a)  Commencement of Investment Operations.

See Notes to Financial Statements.

13

Statement of Cash Flows

PowerShares Senior Loan Portfolio (BKLN)

Six Months Ended April 30, 2012 (Unaudited)

CASH PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$10,770,452
ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET CASH USED IN OPERATING ACTIVITIES
Purchases of investments	(297,194,500)
Proceeds from disposition of investments sold	50,785,301
Amortization of premiums and accretion of discounts on investment securities	(1,471,059)
Increase in interest receviables	(568,483)
Increase in receivable for investments sold	907,500
Increase in payables and accrued expenses	26,363,277
Unrealized appreciation on investments	(4,346,929)
Net realized gain from investments securities	(329,418)
Net cash used in operating activities	(215,083,859)
CASH PROVIDED BY FINANCING ACTIVITIES
Bank overdraft	2,893,045
Dividends paid to shareholders	(6,535,515)
Value of shares of beneficial interest repurchased	250,575,762
Net cash provided by financing activities	246,933,292
Net increase in cash and cash equivalents	31,849,433
Cash and cash equivalents at beginning of period	6,436,534
Cash and cash equivalents at end of period	$38,285,967

See Notes to Financial Statements.

14

Financial Highlights

PowerShares Senior Loan Portfolio (BKLN)

	Six Months Ended April 30, 2012 (Unaudited)		For the Period March 1, 2011 (a) through October 31, 2011
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.05		$25.00
Net investment income(b)	0.58		0.69
Net realized and unrealized gain (loss) on investments	0.35		(1.05)
Total from investment operations	0.93		(0.36)
Distributions to shareholders from:
Net investment income	(0.63)		(0.59)
Transaction fee(b)	0.12		—
Net asset value at end of period	$24.47		$24.05
Share price at end of period(c)	$24.58		$24.02
NET ASSET VALUE, TOTAL RETURN(d)	4.44%		(1.44	)%(e)
SHARE PRICE TOTAL RETURN(d)	5.02%		(1.57	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$418,365		$165,937
Ratio to average net assets of:
Expenses, after Waivers(f)	0.65	%(g)	0.65	%(g)
Expenses, prior to Waivers(f)	0.74	%(g)	0.75	%(g)
Expenses, after interest expenses	0.65	%(g)	0.65	%(g)
Net investment income	4.93	%(g)	4.30	%(g)
Portfolio turnover rate(h)	20%		49%
Undistributed net investment income included in price of units issued and redeemed(b)(i)	$0.04		$0.03

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (March 3, 2011, the first day of trading on the Exchange) to October 31, 2011 was (1.16)%. The share price total return from Fund Inception to October 31, 2011 was (1.84)%.

(f)  In addition to the fees and expenses, which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. The effects of the investment companies' expenses are included in the Fund's total return.

(g)  Annualized.

(h)  Portfolio turnover rate is not annualized.

(i)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

15

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2012, the Trust offered fifty-eight portfolios. This report includes the following portfolio:

Full Name	Short Name
PowerShares Senior Loan Portfolio (BKLN)	"Senior Loan Portfolio"

The portfolio (the "Fund") represents a separate series of the Trust. The shares of the Fund are referred to herein as "Shares" or "Fund's Shares." The Fund's Shares are listed and traded on the NYSE Arca, Inc.

The market price of the Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally for cash only. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S&P/LSTA U.S. Leveraged Loan 100 Index (the "Underlying Index").

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are generally valued according to the following policies. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

16

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities with a demand feature exercisable with one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using theapplicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depository receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

17

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

B. Other Risks

Risk of Investing in Loans. Investments in loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of the Fund's investments and a potential decrease in the net asset value ("NAV") of the Fund. Although the loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund's access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

There is no organized exchange on which loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market and the Fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods. Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. Many loans are not registered with the Securities and Exchange Commission (the "SEC") or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most loans than is the case for many other types of securities. Although a loan may be senior to equity and other debt securities in a borrower's capital structure, such obligations may be structurally subordinated to obligations of the borrower's subsidiaries.

Senior Loans Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund's NAV and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower's obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities also are subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which the Fund may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. No active

18

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.

Bank Loan Risk. Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Non-Investment Grade Securities Risk. Non-investment grade loans and bonds, and unrated loans and bonds of comparable credit quality are subject to the increased risk of a borrower's or issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the borrower of lower-rated loans or issuer of lower-rated bonds defaults, the Fund may incur additional expenses to seek recovery.

Reinvestment Risk. Proceeds from a current investment of the Fund, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment. Reinvestment risk is greater on short to intermediate-term loans.

Risks of Loan Assignments and Participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment, a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

19

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Risks of Investing in Closed-End Funds. The shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund's portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently effects creations and redemptions principally for cash, rather than primarily in-kind, because of the nature of the Fund's investments. As such, investments in the Fund's Shares may be less tax efficient than investments in conventional ETFs.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Non-Correlation and Sampling Risks. The Fund's return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. The Fund's use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset values than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Other Risks. The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of

20

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants."

C. Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

D. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.

E. Federal Income Taxes

The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Fund will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for losses deferred due to wash sales and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of a loan or note.

G. Expenses

The Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay substantially all expenses of the Fund, including the payments to the Sub-Adviser, (defined below), set-up fees and commitment fees associated

21

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

with the line of credit and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), litigation expenses, expenses of the underlying funds that are paid indirectly as a result of share ownership of the investment companies and other extraordinary expenses.

Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of the investment companies' expenses are included in the realized and unrealized gain/loss on the investments in the investment companies.

H. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. The Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a tax return of capital at fiscal period-end.

I. Equalization

The Fund uses the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statement of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund's investments, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, effective April 20, 2012, the Fund has agreed to pay the Adviser an annual unitary management fee of 0.65% of the Fund's average daily net assets. Prior to April 20, 2012 the Fund's unitary management fee was 0.75%, and the Adviser had agreed to waive 0.10% of the Fund's unitary management fee. The Adviser has agreed to pay substantially all expenses of the Fund, including payments to the Sub-Adviser, set-up fees and commitment fees associated with the line of credit and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), litigation expenses, expenses of the underlying funds that are paid indirectly as a result of share ownership of the investment companies and other extraordinary expenses.

The Adviser has entered into a sub-advisory agreement with Invesco Senior Secured Management Inc. (the "Sub-Adviser"), the primary sub-adviser to the Fund. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser.

22

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Fund with Standard & Poor's (the "Licensor"). The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use with the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in the Fund.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

23

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

During the six-month period ended April 30, 2012, there were no significant transfers between investment levels.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$4,431,834	$—	$—	$4,431,834
Senior Floating Rate Loans	—	399,248,150	—	399,248,150
Corporate Bonds	—	14,133,548	—	14,133,548
Money Market Fund	38,285,967	—	—	38,285,967
Total Investments	$42,717,801	$413,381,698	$—	$456,099,499

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distributions (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the "Act") eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has a short-term capital loss carryforward in the amount of $2,716,396 as of October 31, 2011, which is not subject to expiration.

Note 6. Investment Transactions

The aggregate amount of investment securities purchased and sold by the Fund during the six-month period ended April 30, 2012 was $297,194,500 and $50,785,303, respectively.

At April 30, 2012, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
$458,029,246	$(1,929,747)	$3,280,976	$(5,210,723)

24

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Note 7. Trustees' Fees

The Fund compensates each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustees who are affiliated with the Adviser (the "Non-Independent Trustees") of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower. During the period ended April 30, 2012, there were no interests in Senior Loans purchased by the Fund on a participation basis.

Note 9. Borrowing Note

The Fund is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company. The Fund may borrow up to the lesser of (1) $150,000,000, or (2) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays a commitment fee of 0.125% and an upfront fee of 0.05% on the committed amount. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.

During the six-month period ended April 30, 2012, the Fund did not have outstanding borrowings.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Unlike most ETFs, the Fund currently effects creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs. Transactions in capital Shares are disclosed in detail on the Statement of Changes in Net Assets.

The Fund charges fixed and variable transaction fees for creations and redemptions which are treated as increases in capital.

25

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Note 11. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

26

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 19, 2012, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 54 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Convertible Securities Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares Ibbotson Alternative Completion Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW International Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares RiverFront Tactical Balanced Growth Portfolio

PowerShares RiverFront Tactical Growth & Income Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

27

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Also at the April 19, 2012 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Senior Loan Portfolio (the "Sub-Advisory Agreement"): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a "Sub-Adviser" and collectively, the "Sub-Advisers").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices for the one-year, three-year and since inception periods ended December 31, 2011, as applicable, including reports on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that for each applicable period, the correlation for each Fund, other than PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares VRDO Tax-Free Weekly Portfolio's level of correlation to its underlying index, including the Adviser's representation that a primary cause is the abnormally low yield environment and its expectation that, over time, the Fund's correlation will return to within the targeted range set forth in the Trust's registration statement. The Trustees noted that for each applicable period, the tracking error for each Fund, other than the one-year period for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio's tracking error, including the Adviser's expectation that as market volatility decreases, the Fund's tracking error will decline. The Trustees concluded that each Fund's correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

28

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage commissions and other trading expenses, taxes, interest (including for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit) and extraordinary expenses.

0.22%:  PowerShares Fundamental Investment Grade Corporate Bond Portfolio

0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® Low Volatility Portfolio

0.29%:  PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.35%:  PowerShares Build America Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio

0.40%:  PowerShares KBW International Financial Portfolio

0.45%:  PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio

0.50%:  PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio

0.75%:  PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid

29

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares S&P International Developed High Quality Portfolio, PowerShares Senior Loan Portfolio

0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

0.85%:  PowerShares FTSE RAFI Emerging Markets Portfolio

0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

0.95%:  PowerShares MENA Frontier Countries Portfolio

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients with comparable investment strategies as the Funds, except for PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares S&P 500® Low Volatility Portfolio and PowerShares Senior Loan Portfolio, and further noted the Adviser's representation that the advisory fee charged to each of these Funds was not higher than the fee the Adviser charged to its other clients with comparable investment strategies. The Trustees noted that each Fund's advisory fee was:

•  higher than the median expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, which was equal to or lower than the median expense ratio of its ETF peer funds; and there was no comparable ETF peer fund information available for PowerShares Senior Loan Portfolio); and

•  equal to or lower than the median expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets

30

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares S&P International Developed High Quality Portfolio, which was higher than the median expense ratio of its open-end index peer funds; and there was no comparable open-end index peer fund information available for PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares Senior Loan Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds (except for the advisory fee of PowerShares CEF Income Composite Portfolio, which was higher than the median expense ratio of its open-end actively managed peer funds, and of PowerShares RiverFront Tactical Balanced Growth Portfolio, which was equal to the median expense ratio of its open-end actively-managed peer funds).

The Trustees reviewed the additional information the Adviser provided regarding PowerShares CEF Income Composite Portfolio's and PowerShares RiverFront Tactical Balanced Growth Portfolio's advisory fees. The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until April 20, 2013, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio. The Trustees determined that each Fund's advisory fee was reasonable because of the complexity of the indices, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

31

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Also at the April 19, 2012 meeting, the Adviser proposed reducing the annual advisory fee for each of PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares MENA Frontier Countries Portfolio and PowerShares Senior Loan Portfolio effective April 20, 2012. The Board noted that the Adviser historically has been waiving a portion of its advisory fees for these Funds. The Board considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided to each of these Funds in connection with the amendment to the Investment Advisory Agreement to reflect the advisory fee changes. The Board concluded for each of these Funds that the reduced advisory fee was appropriate, and determined to approve the amended Investment Advisory Agreement, effective April 20, 2012.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio at a meeting held on April 19, 2012. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the PowerShares Senior Loan Portfolio's assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

32

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco's affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement, as well as any profits or losses realized by the Sub-Adviser from its relationship to the PowerShares Senior Loan Portfolio. The Trustees concluded that the estimated profitability to the Sub-Adviser of the sub-advisory services provided to the PowerShares Senior Loan Portfolio was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as the PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio. No single factor was determinative in the Board's analysis.

33

PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2012 Invesco PowerShares Capital Management LLC  P-BKLN-SAR-1

2012 Semi-Annual Report to Shareholders

April 30, 2012

PowerShares S&P 500® High Beta Portfolio (SPHB)

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

PowerShares S&P International Developed High Beta Portfolio (IDHB)

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

S&P 500® Portfolios

Schedules of Investments

PowerShares S&P 500® High Beta Portfolio (SPHB)	6

PowerShares S&P 500® Low Volatility Portfolio (SPLV)	8

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)	10

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)	13

PowerShares S&P International Developed High Beta Portfolio (IDHB)	16

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)	19

Statements of Assets and Liabilities	22

Statements of Operations	24

Statements of Changes in Net Assets	26

Financial Highlights	28

Notes to Financial Statements	31

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement	40

Board Considerations Regarding Approval of Investment Advisory Agreement for New PowerShares Portfolios	47

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2012

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
SPHB	PowerShares S&P 500® High Beta Portfolio	5/5/2011	250	135	—	—	—	—	—
SPLV	PowerShares S&P 500® Low Volatility Portfolio	5/5/2011	250	185	1	—	—	—	—
EEHB	PowerShares S&P Emerging Markets High Beta Portfolio	2/24/2012	47	6	4	13	4	3	—
EELV	PowerShares S&P Emerging Markets Low Volatility Portfolio	1/13/2012	75	9	12	27	13	5	2
IDHB	PowerShares S&P International Developed High Beta Portfolio	2/24/2012	47	8	9	21	3	—	—
IDLV	PowerShares S&P International Developed Low Volatility Portfolio	1/13/2012	75	10	15	40	7	2	—

2

	Closing Price Below NAV (bps)
Ticker	0-24	-25-49	-50-99	-100-149	-150-199	-200+
SPHB	111	3	—	—	—	1
SPLV	63	—	—	—	—	1
EEHB	10	5	2	—	—	—
EELV	4	2	1	—	—	—
IDHB	3	3	—	—	—	—
IDLV	1	—	—	—	—	—

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended April 30, 2012.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Six-Month Period (1)
PowerShares S&P 500® High Beta Portfolio (SPHB) Actual	$1,000.00	$1,088.41	0.25%	$1.30
Hypothetical (5% return before expenses)	$1,000.00	$1,023.62	0.25%	$1.26
PowerShares S&P 500® Low Volatility Portfolio (SPLV) Actual	$1,000.00	$1,098.23	0.25%	$1.30
Hypothetical (5% return before expenses)	$1,000.00	$1,023.62	0.25%	$1.26

4

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Six-Month Period (1)
PowerShares S&P Emerging Markets High Beta Portfolio (EEHB) (2) Actual	$1,000.00	$907.24	0.29%	$0.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	0.29%	$1.46
PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV) (3) Actual	$1,000.00	$1,106.14	0.29%	$0.90
Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	0.29%	$1.46
PowerShares S&P International Developed High Beta Portfolio (IDHB) (2) Actual	$1,000.00	$911.50	0.25%	$0.43
Hypothetical (5% return before expenses)	$1,000.00	$1,023.62	0.25%	$1.26
PowerShares S&P International Developed Low Volatility Portfolio (IDLV) (3) Actual	$1,000.00	$1,091.34	0.25%	$0.77
Hypothetical (5% return before expenses)	$1,000.00	$1,023.62	0.25%	$1.26

(1)  Expenses are calculated using the annualized expnense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

(2)  Expenses are calculated using the annualized expnense ratio, which represents the ongoing expenses as a percentage of net assets for the period February 24, 2012 (Fund Inception) to April 30, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 67/366.

(3)  Expenses are calculated using the annualized expnense ratio, which represents the ongoing expenses as a percentage of net assets for the period January 13, 2012 (Fund Inception) to April 30, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 109/366.

5

Portfolio Composition

PowerShares S&P 500® High Beta Portfolio (SPHB)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Financials	36.6
Energy	21.4
Consumer Discretionary	11.5
Information Technology	11.2
Industrials	9.4
Materials	8.2
Health Care	1.0
Telecommunication Services	0.7
Money Market Fund	0.0
Other assets less liabilities	0.0

Schedule of Investments

PowerShares S&P 500® High Beta Portfolio (SPHB)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—11.5%
25,064	CBS Corp., Class B	$835,884
49,464	Gannett Co., Inc.	683,593
66,056	Goodyear Tire & Rubber Co. (The)(a)	725,295
16,549	Harman International Industries, Inc.	820,500
74,372	Interpublic Group of Cos., Inc. (The)	878,333
20,736	Johnson Controls, Inc.	662,930
30,808	Lennar Corp., Class A	854,614
99,975	PulteGroup, Inc.(a)	983,754
13,622	Starwood Hotels & Resorts Worldwide, Inc.	806,422
15,990	Wyndham Worldwide Corp.	804,937
6,508	Wynn Resorts Ltd.	868,167
		8,924,429
	Energy—21.4%
57,066	Alpha Natural Resources, Inc.(a)	920,475
8,397	Anadarko Petroleum Corp.	614,744
6,526	Apache Corp.	626,104
15,785	Baker Hughes, Inc.	696,276
20,839	Cabot Oil & Gas Corp.	732,282
13,446	Cameron International Corp.(a)	689,108
21,476	CONSOL Energy, Inc.	713,862
44,371	Denbury Resources, Inc.(a)	844,824
22,537	Halliburton Co.	771,216
13,633	Helmerich & Payne, Inc.	700,600
11,676	Hess Corp.	608,787
21,632	Marathon Oil Corp.	634,683
48,411	Nabors Industries Ltd. (Bermuda)(a)	806,043
9,394	National Oilwell Varco, Inc.	711,689
20,530	Newfield Exploration Co.(a)	737,027
6,745	Occidental Petroleum Corp.	615,279
23,505	Peabody Energy Corp.	731,241

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,681	Pioneer Natural Resources Co.	$773,793
23,960	QEP Resources, Inc.	738,208
19,969	Rowan Cos., Inc.(a)	689,530
9,163	Schlumberger Ltd.	679,345
30,416	Tesoro Corp.(a)	707,172
32,297	Valero Energy Corp.	797,736
		16,540,024
	Financials—36.6%
14,967	Aflac, Inc.	674,114
29,142	American International Group, Inc.(a)	991,702
14,850	Ameriprise Financial, Inc.	805,018
115,377	Bank of America Corp.	935,707
3,851	BlackRock, Inc.	737,775
47,514	CBRE Group, Inc., Class A(a)	893,738
28,263	Citigroup, Inc.	933,809
95,701	E*TRADE Financial Corp.(a)	1,017,302
56,025	Fifth Third Bancorp	797,236
78,030	First Horizon National Corp.	716,315
6,170	Franklin Resources, Inc.	774,397
119,402	Genworth Financial, Inc., Class A(a)	717,606
48,774	Hartford Financial Services Group, Inc. (The)	1,002,306
45,536	Host Hotels & Resorts, Inc. REIT	757,719
128,355	Huntington Bancshares, Inc.	858,695
37,871	Invesco Ltd.(b)	940,716
19,068	JPMorgan Chase & Co.	819,543
92,535	KeyCorp	743,981
29,186	Legg Mason, Inc.	760,879
29,349	Leucadia National Corp.	729,616
39,851	Lincoln National Corp.	987,109
21,884	MetLife, Inc.	788,480
18,000	Moody's Corp.	737,100

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares S&P 500® High Beta Portfolio (SPHB)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
49,720	Morgan Stanley & Co., Inc.	$859,162
24,240	NYSE Euronext	624,180
32,209	Principal Financial Group, Inc.	891,223
22,020	Prologis, Inc. REIT	787,876
13,433	Prudential Financial, Inc.	813,234
174,328	Regions Financial Corp.	1,174,971
48,608	SLM Corp.	720,857
37,876	SunTrust Banks, Inc.	919,629
13,053	T. Rowe Price Group, Inc.	823,840
22,566	Wells Fargo & Co.	754,381
42,487	Zions Bancorp.	866,310
		28,356,526
	Health Care—1.0%
18,909	Agilent Technologies, Inc.	797,582
	Industrials—9.4%
6,478	Cummins, Inc.	750,347
13,516	Eaton Corp.	651,201
6,399	Flowserve Corp.	735,437
13,127	Fluor Corp.	758,084
18,248	Ingersoll-Rand PLC (Ireland)	775,905
9,848	Joy Global, Inc.	696,943
59,318	Masco Corp.	781,811
9,474	Rockwell Automation, Inc.	732,719
12,813	Ryder System, Inc.	624,249
27,820	Textron, Inc.	741,125
		7,247,821
	Information Technology—11.2%
109,864	Advanced Micro Devices, Inc.(a)	808,599
19,822	Autodesk, Inc.(a)	780,392
10,186	Citrix Systems, Inc.(a)	872,023
5,649	F5 Networks, Inc.(a)	756,571
17,028	First Solar, Inc.(a)	313,315
33,141	Jabil Circuit, Inc.	777,156
68,892	JDS Uniphase Corp.(a)	837,038
32,184	Juniper Networks, Inc.(a)	689,703
111,511	Micron Technology, Inc.(a)	734,858
25,745	Molex, Inc.	710,305
46,418	NVIDIA Corp.(a)	603,434
44,697	Teradyne, Inc.(a)	769,235
		8,652,629
	Materials—8.2%
77,435	Alcoa, Inc.	753,443
20,774	Allegheny Technologies, Inc.	892,036
12,832	Cliffs Natural Resources, Inc.	798,920
23,549	Dow Chemical Co. (The)	797,840
17,396	Freeport-McMoRan Copper & Gold, Inc.	666,267
32,010	Owens-Illinois, Inc.(a)	744,232
48,316	Titanium Metals Corp.	713,627
33,376	United States Steel Corp.	945,542
		6,311,907

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Telecommunication Services—0.7%
75,836	MetroPCS Communications, Inc.(a)	$553,603
	Total Common Stocks and Other Equity Interests (Cost $78,681,130)	77,384,521
	Money Market Fund—0.0%
24,923	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $24,923)	24,923
	Total Investments (Cost $78,706,053)—100.0%	77,409,444
	Other assets less liabilities—0.0%	12,232
	Net Assets—100.0%	$77,421,676

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Utilities	29.7
Consumer Staples	29.4
Health Care	13.1
Consumer Discretionary	9.9
Industrials	5.2
Information Technology	4.4
Telecommunication Services	3.9
Materials	1.9
Energy	1.6
Financials	0.9
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—9.9%
48,204	AutoZone, Inc.(a)	$19,096,497
147,649	Dollar Tree, Inc.(a)	15,009,997
268,856	Home Depot, Inc. (The)	13,924,052
379,064	Mattel, Inc.	12,736,551
190,162	McDonald's Corp.	18,531,287
167,489	O'Reilly Automotive, Inc.(a)	17,663,390
242,670	Ross Stores, Inc.	14,946,045
253,622	Target Corp.	14,694,859
379,390	TJX Cos., Inc. (The)	15,824,357
195,132	Yum! Brands, Inc.	14,191,950
		156,618,985
	Consumer Staples—29.4%
617,527	Altria Group, Inc.	19,890,545
562,163	Campbell Soup Co.	19,017,974
183,667	Clorox Co. (The)	12,875,057
263,605	Coca-Cola Co. (The)	20,118,334
183,109	Colgate-Palmolive Co.	18,116,804
639,089	ConAgra Foods, Inc.	16,501,278
167,216	Costco Wholesale Corp.	14,743,435
299,580	CVS Caremark Corp.	13,367,260
348,610	Dr Pepper Snapple Group, Inc.	14,146,594
510,927	General Mills, Inc.	19,869,951
359,809	H.J. Heinz Co.	19,181,418
293,660	Hershey Co. (The)	19,678,157
489,562	Hormel Foods Corp.	14,226,672
193,818	J.M. Smucker Co. (The)	15,433,727
385,195	Kellogg Co.	19,479,311
299,404	Kimberly-Clark Corp.	23,494,232
500,306	Kraft Foods, Inc., Class A	19,947,200

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
622,631	Kroger Co. (The)	$14,488,623
318,696	McCormick & Co., Inc.	17,818,293
293,007	Molson Coors Brewing Co., Class B	12,183,231
287,925	PepsiCo, Inc.	19,003,050
184,938	Philip Morris International, Inc.	16,553,800
331,939	Procter & Gamble Co. (The)	21,124,598
390,742	Reynolds American, Inc.	15,953,996
712,325	Sara Lee Corp.	15,699,643
503,122	Sysco Corp.	14,540,226
306,716	Wal-Mart Stores, Inc.	18,068,639
		465,522,048
	Energy—1.6%
147,239	Exxon Mobil Corp.	12,712,615
430,314	Spectra Energy Corp.	13,227,852
		25,940,467
	Financials—0.9%
322,822	Plum Creek Timber Co., Inc. REIT	13,571,437
	Health Care—13.1%
324,730	Abbott Laboratories	20,152,744
147,970	Allergan, Inc.	14,205,120
316,916	AmerisourceBergen Corp.	11,792,444
212,674	Amgen, Inc.	15,123,248
215,475	Baxter International, Inc.	11,939,470
187,053	Becton, Dickinson and Co.	14,674,308
490,611	Bristol-Myers Squibb Co.	16,371,689
290,670	Cardinal Health, Inc.	12,286,621
405,063	Eli Lilly & Co.	16,765,558
415,392	Forest Laboratories, Inc.(a)	14,468,103
282,737	Johnson & Johnson	18,403,351

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
143,098	Laboratory Corp. of America Holdings(a)	$12,576,883
383,715	Merck & Co., Inc.	15,056,977
610,699	Pfizer, Inc.	14,003,328
		207,819,844
	Industrials—5.2%
174,393	Dun & Bradstreet Corp. (The)	13,564,288
168,160	Lockheed Martin Corp.	15,225,206
206,234	Northrop Grumman Corp.	13,050,487
264,943	Raytheon Co.	14,344,014
428,436	Republic Services, Inc.	11,726,293
186,633	United Parcel Service, Inc., Class B	14,583,503
		82,493,791
	Information Technology—4.4%
263,451	Automatic Data Processing, Inc.	14,653,145
192,690	Fiserv, Inc.(a)	13,544,180
72,198	International Business Machines Corp.	14,950,762
427,521	Microsoft Corp.	13,689,222
419,412	Paychex, Inc.	12,993,384
		69,830,693
	Materials—1.9%
117,390	Praxair, Inc.	13,582,023
132,765	Sherwin-Williams Co. (The)	15,968,974
		29,550,997
	Telecommunication Services—3.9%
580,562	AT&T, Inc.	19,106,296
329,528	CenturyLink, Inc.	12,706,600
442,519	Verizon Communications, Inc.	17,868,917
1,089,910	Windstream Corp.	12,250,588
		61,932,401
	Utilities—29.7%
306,878	AGL Resources, Inc.	12,100,200
438,088	Ameren Corp.	14,364,905
409,779	American Electric Power Co., Inc.	15,915,816
646,152	CenterPoint Energy, Inc.	13,058,732
674,415	CMS Energy Corp.	15,504,801
327,216	Consolidated Edison, Inc.	19,452,991
357,148	Dominion Resources, Inc.	18,639,554
298,395	DTE Energy Co.	16,823,510
897,472	Duke Energy Corp.	19,232,825
364,132	Edison International	16,025,449
234,576	Entergy Corp.	15,378,803
401,615	Exelon Corp.	15,667,001
306,836	FirstEnergy Corp.	14,366,061
265,267	Integrys Energy Group, Inc.	14,494,189
277,334	NextEra Energy, Inc.	17,846,443
585,021	NiSource, Inc.	14,420,768
426,297	Northeast Utilities	15,674,941
736,718	Pepco Holdings, Inc.	13,938,705

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
385,843	PG&E Corp.	$17,046,544
334,711	Pinnacle West Capital Corp.	16,183,277
591,142	PPL Corp.	16,167,734
339,219	Progress Energy, Inc.	18,053,235
447,434	Public Service Enterprise Group, Inc.	13,937,569
348,943	SCANA Corp.	16,093,251
263,851	Sempra Energy	17,081,714
524,108	Southern Co. (The)	24,077,521
787,738	TECO Energy, Inc.	14,195,039
476,872	Wisconsin Energy Corp.	17,567,964
660,904	Xcel Energy, Inc.	17,884,062
		471,193,604
	Total Common Stocks and Other Equity Interests (Cost $1,518,811,634)	1,584,474,267
	Money Market Fund—0.1%
2,405,600	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $2,405,600)	2,405,600
	Total Investments (Cost $1,521,217,234)—100.1%	1,586,879,867
	Liabilities in excess of other assets—(0.1)%	(2,280,073)
	Net Assets—100.0%	$1,584,599,794

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares S&P Emerging Markets High Beta Portfolio Portfolio (EEHB)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Financials	26.4
Materials	25.7
Industrials	20.8
Energy	8.9
Consumer Discretionary	8.5
Information Technology	7.0
Consumer Staples	2.4
Other assets less liabilities	0.3

Schedule of Investments

PowerShares S&P Emerging Markets High Beta Portfolio Portfolio (EEHB)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Bermuda—1.0%
6,194	Aquarius Platinum Ltd.	$13,076
8,000	China Yurun Food Group Ltd.	10,240
		23,316
	Brazil—6.5%
1,000	Banco Santander Brasil SA	8,204
600	Bradespar SA (Preference)	11,054
1,300	Braskem SA (Preference), Class A	9,196
1,100	Cia Siderurgica Nacional SA	9,494
1,200	Fibria Celulose SA(a)	9,718
1,300	Gerdau SA	10,191
1,100	Gerdau SA (Preference)	10,406
1,700	Hypermarcas SA(a)	10,976
500	Itau Unibanco Holding SA (Preference)	7,918
1,650	Itausa—Investimentos Itau SA (Preference)	7,892
2,300	JBS SA(a)	9,106
1,000	Metalurgica Gerdau SA	10,109
800	Metalurgica Gerdau SA (Preference)	9,819
1,300	OGX Petroleo e Gas Participacoes SA(a)	9,079
2,700	PDG Realty SA Empreendimentos e Participacoes(a)	6,414
700	Petroleo Brasileiro SA	8,274
		147,850
	Cayman Islands—2.5%
41,000	China Rongsheng Heavy Industries Group Holdings Ltd.	10,253
25,000	Evergrande Real Estate Group Ltd.	14,469
5,000	Golden Eagle Retail Group Ltd.	13,116
8,500	Longfor Properties Co. Ltd.(a)	13,521
108,000	Renhe Commercial Holdings Co. Ltd.	6,265
		57,624
	China—26.9%
12,000	Agile Property Holdings Ltd.	15,685

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
25,000	Agricultural Bank of China Ltd., H-Shares	$11,891
16,000	Air China Ltd., H-Shares(a)	11,612
24,000	Aluminum Corp. of China Ltd., H-Shares(a)	11,663
20,000	Angang Steel Co. Ltd., H-Shares(a)	13,690
4,500	Anhui Conch Cement Co. Ltd., H-Shares(a)	15,082
14,000	Bank of Communications Co. Ltd., H-Shares	10,828
17,000	BBMG Corp. H-Shares	14,682
12,000	Brilliance China Automotive Holdings Ltd.(a)	13,024
4,000	BYD Co. Ltd., H-Shares(a)	10,544
12,000	China BlueChemical Ltd., H-Shares(a)	8,585
16,000	China CITIC Bank Corp. Ltd., H-Shares	10,188
10,000	China Coal Energy Co. Ltd., H-Shares(a)	11,485
19,000	China COSCO Holdings Co. Ltd., H-Shares	11,021
28,000	China Eastern Airlines Corp. Ltd., H-Shares(a)	9,348
4,000	China Life Insurance Co. Ltd., H-Shares(a)	10,828
6,500	China Merchants Bank Co. Ltd., H-Shares(a)	14,110
29,000	China Molybdenum Co. Ltd., H-Shares(a)	11,289
14,000	China National Building Material Co. Ltd., H-Shares(a)	18,913
8,000	China Oilfield Services Ltd., H-Shares	12,973
3,400	China Pacific Insurance (Group) Co. Ltd., H-Shares(a)	11,110
16,500	China Railway Construction Corp. Ltd., H-Shares	13,166
34,000	China Railway Group Ltd., H-Shares	13,499
2,500	China Shenhua Energy Co. Ltd., H-Shares(a)	11,102
40,000	China Shipping Container Lines Co. Ltd., H-Shares(a)	13,045
16,000	China Shipping Development Co. Ltd., H-Shares(a)	10,415
22,000	China Southern Airlines Co. Ltd., H-Shares(a)	9,897
25,000	Chongqing Rural Commercial Bank, H-Shares(a)	11,569

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares S&P Emerging Markets High Beta Portfolio Portfolio (EEHB)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
31,000	Country Garden Holdings Co.(a)	$13,466
18,000	CSR Corp. Ltd., H-Shares(a)	14,525
4,200	Dongfang Electric Corp. Ltd., H-Shares(a)	11,450
8,000	Dongfeng Motor Group Co. Ltd., H-Shares	15,778
439	Focus Media Holding Ltd. ADR	10,488
5,500	Great Wall Motor Co. Ltd.(a)	11,882
8,800	Guangzhou R&F Properties Co. Ltd., H-Shares	11,752
18,000	Industrial & Commercial Bank of China Ltd., H-Shares	12,019
7,000	Jiangxi Copper Co. Ltd., H-Shares	16,928
40,000	Maanshan Iron & Steel Co. Ltd., H-Shares	11,292
15,000	Nine Dragons Paper Holdings Ltd.	12,375
10,000	PICC Property & Casualty Co. Ltd., H-Shares	12,542
1,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	12,549
10,500	Shimao Property Holdings Ltd.	13,887
153	SINA Corp.(a)	8,952
28,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	9,745
44,000	Sinopec Yizheng Chemical Fibre Co. Ltd., H-Shares	10,096
2,000	Weichai Power Co. Ltd., H-Shares(a)	9,423
12,000	Yangzijiang Shipbuilding Holdings Ltd.	11,444
6,000	Yanzhou Coal Mining Co. Ltd., H-Shares(a)	12,545
32,000	Zijin Mining Group Co. Ltd., H-Shares	10,436
9,600	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	14,330
		609,148
	Hong Kong—6.1%
16,000	China Agri-Industries Holdings Ltd.	11,797
8,000	China Everbright Ltd.	12,705
4,000	China Merchants Holdings International Co. Ltd.	12,942
6,000	China Overseas Land & Investment Ltd.	13,009
8,000	China Resources Land Ltd.	15,407
6,000	Citic Pacific Ltd.	9,884
5,000	CNOOC Ltd.	10,660
8,000	COSCO Pacific Ltd.	11,653
3,000	Kingboard Chemical Holdings Ltd.	8,411
26,000	Poly Hong Kong Investments Ltd.(a)	13,607
38,000	Sinofert Holdings Ltd.	8,278
20,500	Sino-Ocean Land Holdings Ltd.	9,566
		137,919
	Hungary—0.7%
860	OTP Bank PLC	15,155
	India—1.3%
444	Axis Bank Ltd. GDR	9,306
1,093	Sterlite Industries (India) Ltd. ADR	8,952
370	Tata Motors Ltd. ADR(a)	11,007
		29,265

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Indonesia—2.3%
14,000	PT Bank Mandiri Tbk	$11,272
121,500	PT Borneo Lumbung Energi & Metal Tbk(a)	10,973
42,500	PT Bumi Resources Tbk	9,364
42,500	PT Charoen Pokphand Indonesia Tbk	12,717
11,000	PT Harum Energy Tbk	8,558
		52,884
	Mexico—0.5%
2,200	Grupo Financiero Banorte SAB de CV, Class O	10,626
	Poland—6.1%
820	Bank BPH SA(a)	11,285
7,506	Bank Millennium SA	9,877
215	Bank Pekao SA	10,138
107	BRE Bank SA(a)	9,802
1,484	Grupa Lotos SA(a)	13,341
361	ING Bank Slaski SA	9,266
410	Jastrzebska Spolka Weglowa SA(a)	12,032
337	KGHM Polska Miedz SA	14,832
2,312	Kredyt Bank SA	10,000
1,104	Polski Koncern Naftowy Orlen SA(a)	12,879
974	Powszechna Kasa Oszczednosci Bank Polski SA	10,439
7,975	Synthos SA	15,426
		139,317
	Russia—3.4%
848	Gazprom OAO ADR	9,786
78	NovaTek OAO GDR	9,914
623	Novolipetsk Steel OJSC GDR	13,457
1,437	Rosneft Oil Co. GDR(a)	10,253
964	Severstal GDR	13,043
300	Uralkali OJSC GDR	11,355
2,316	VTB Bank OJSC GDR(a)	9,706
		77,514
	South Africa—5.3%
1,992	African Bank Investments Ltd.	9,986
541	African Rainbow Minerals Ltd.	12,635
137	Anglo American Platinum Ltd.	8,909
448	Bidvest Group Ltd.	10,628
484	Exxaro Resources Ltd.	12,927
515	Impala Platinum Holdings Ltd.	10,054
512	Imperial Holdings Ltd.	11,153
1,701	Investec Ltd.	9,795
160	Kumba Iron Ore Ltd.	11,344
192	Naspers Ltd., Class N	11,605
209	Sasol Ltd.	9,961
		118,997
	South Korea—31.4%
124	Cheil Industries, Inc.	10,643

See Notes to Financial Statements.

11

Schedule of Investments (Continued)

PowerShares S&P Emerging Markets High Beta Portfolio Portfolio (EEHB)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
130	Daelim Industrial Co. Ltd.	$12,078
1,330	Daewoo Engineering & Construction Co. Ltd.(a)	11,121
2,240	Daewoo Securities Co. Ltd.(a)	9,425
1,220	Daewoo Securities Co. Ltd.(a)	12,415
570	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	15,988
720	Doosan Infracore Co. Ltd.(a)	13,475
150	GS Engineering & Construction Corp.	11,189
267	GS Holdings	14,081
320	Hana Financial Group, Inc.	11,001
760	Hanwha Chemical Corp.	14,997
420	Hanwha Corp.	10,778
54	Honam Petrochemical Corp.	12,997
204	Hyosung Corp.	10,452
650	Hyundai Development Co.	13,717
172	Hyundai Engineering & Construction Co. Ltd.	10,867
54	Hyundai Heavy Industries Co. Ltd.	13,522
360	Hyundai Hysco Co. Ltd.	12,726
390	Hyundai Merchant Marine Co. Ltd.(a)	9,921
89	Hyundai Mipo Dockyard Co. Ltd.	9,686
45	Hyundai MOBIS	12,244
61	Hyundai Motor Co.	14,493
182	Hyundai Motor Co. (Preference)	12,046
1,210	Hyundai Securities Co.(a)	10,000
159	Hyundai Steel Co.	13,872
1,020	Industrial Bank of Korea	11,282
330	KB Financial Group, Inc.	11,242
42	KCC Corp.	10,815
109	KEPCO Engineering & Construction, Inc.	6,616
168	Kia Motors Corp.	12,398
161	Kolon Industries, Inc.	8,918
330	Korea Investment Holdings Co., Ltd.(a)	11,388
35	Korea Zinc Co. Ltd.	11,335
253	Korean Air Lines Co. Ltd.(a)	9,962
100	Kumho Petro Chemical Co., Ltd.	9,424
47	LG Chem Ltd.	11,832
123	LG Chem Ltd. (Preference)	9,491
230	LG Corp.	11,723
540	LG Display Co. Ltd.(a)	11,898
152	LG Electronics, Inc.	9,442
400	LG Electronics, Inc. (Preference)	7,185
145	LS Corp.	9,713
350	Mirae Asset Securities Co. Ltd.(a)	10,716
71	OCI Co. Ltd.	13,444
169	Samsung C&T Corp.	11,485
125	Samsung Electro-Mechanics Co. Ltd.	12,111
9	Samsung Electronics Co. Ltd.	11,070
60	Samsung Engineering Co. Ltd.	11,415
440	Samsung Heavy Industries Co. Ltd.	16,235

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
100	Samsung SDI Co. Ltd.	$14,423
275	Samsung Securities Co. Ltd.	12,215
200	Samsung Techwin Co. Ltd.	12,246
300	Shinhan Financial Group Co. Ltd.	10,486
108	SK Holdings Co. Ltd.	11,611
490	SK Hynix, Inc.(a)	12,162
102	SK Innovation Co. Ltd.	14,260
1,170	SK Networks Co. Ltd.	9,669
151	S-Oil Corp.	13,081
1,970	STX Pan Ocean Co. Ltd.	10,285
1,230	Woori Finance Holdings Co. Ltd.	13,006
1,330	Woori Investment & Securities Co. Ltd.(a)	13,181
		711,499
	Taiwan—5.3%
21,000	AU Optronics Corp.	9,418
1,000	Catcher Technology Co. Ltd.	6,402
21,000	Chimei Innolux Corp.(a)	8,700
10,000	China Life Insurance Co. Ltd.	8,936
9,000	Chipbond Technology Corp.	12,202
77,000	HannStar Display Corp.(a)	7,592
1,000	Hiwin Technologies Corp.	9,484
24,000	Macronix International	7,921
11,000	Pan-International Industrial	8,831
40,000	Qisda Corp.	9,805
9,000	Ruentex Development Co. Ltd.	12,957
6,000	Ruentex Industries Ltd.	10,456
50,000	Winbond Electronics Corp.(a)	8,371
		121,075
	Thailand—0.4%
8,800	Indorama Ventures PCL	9,873
	Total Common Stocks and Other Equity Interests (Cost $2,479,696)	2,262,062
	Rights—0.0%
	Brazil—0.0%
20	Itausa - Investimentos Itau SA, expiring 06/08/12(a) (Cost $0)	5
	Total Investments (Cost $2,479,696)—99.7%	2,262,067
	Other assets less liabilities—0.3%	7,443
	Net Assets—100.0%	$2,269,510

Investment Abbreviations:

ADR—American Depositary Receipts

GDR—Global Depositary Receipts

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

12

Portfolio Composition

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Financials	26.8
Consumer Staples	15.7
Utilities	14.2
Telecommunication Services	10.0
Consumer Discretionary	7.7
Materials	7.5
Industrials	9.4
Energy	4.0
Health Care	3.4
Information Technology	1.0
Other assets less liabilities	0.3

Schedule of Investments

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Brazil—8.8%
2,100	AES Tiete SA	$26,772
2,100	AES Tiete SA (Preference)	29,599
1,200	Banco Bradesco SA (Preference)	19,403
2,800	CCR SA	21,876
1,500	Centrais Eletricas Brasileiras SA (Preference), Class B	18,141
800	Cia de Bebidas das Americas	28,469
700	Cia de Bebidas das Americas (Preference)	29,670
600	Cia de Saneamento Basico do Estado de Sao Paulo	23,705
900	Cia de Transmissao de Energia Electrica Paulista (Preference)	29,234
1,375	Cia Energetica de Minas Gerais	23,467
1,375	Cia Energetica de Minas Gerais (Preference)	27,423
1,000	Cia Energetica de Sao Paulo (Preference), Class B	19,163
1,100	Cia Paranaense de Energia	22,647
1,100	Cia Paranaense de Energia (Preference)	28,041
820	Cielo SA	24,761
1,600	CPFL Energia SA	22,510
2,500	Ecorodovias Infraestrutura e Logistica SA	20,984
1,300	Souza Cruz S.A.	20,375
1,400	Tractebel Energia SA	24,278
900	Vale SA (Preference)	19,693
		480,211
	Chile—6.3%
42,833	AES Gener SA	27,138
49,758	Aguas Andinas SA, Class A	32,953
1,254	Antarchile SA	22,384
154,794	Banco de Chile	24,439

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
325	Banco de Credito e Inversiones	$23,408
1,698	Cia Cervecerias Unidas SA	24,372
3,902	Cia General de Electricidad SA	21,823
80,777	Colbun SA(a)	23,005
1,569,804	Corpbanca	21,479
8,088	E.CL SA	21,659
15,765	Empresa Nacional de Electricidad SA	28,758
1,257	Empresa Nacional de Telecomunicaciones SA	24,938
63,464	Enersis SA	25,920
759	Lan Airlines S.A.	21,538
		343,814
	China—0.4%
56,000	Guangshen Railway Co. Ltd., H-Shares(a)	20,790
	Colombia—6.2%
3,299	Banco Davivienda SA	38,103
1,309	Banco de Bogota SA	37,167
1,445	Bancolombia SA	23,667
1,556	Bancolombia SA (Perference)	26,367
4,098	Cementos Argos SA	28,334
9,471	Ecopetrol SA	30,595
36,782	Empresa de Energia de Bogota SA	21,367
34,121	Grupo Aval Acciones y Valores	24,559
1,355	Grupo de Inversiones Suramericana SA	24,543
2,510	Grupo Nutresa SA	30,754
3,985	Interconexion Electrica SA Esp	25,746
2,735	Inversiones Argos SA	26,350
		337,552
	Czech Republic—0.9%
540	CEZ AS	21,775
1,282	Telefonica Czech Republic AS	25,855
		47,630

See Notes to Financial Statements.

13

Schedule of Investments (Continued)

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Hong Kong—0.5%
2,500	China Mobile Ltd.	$27,698
	India—0.7%
618	Dr Reddy's Laboratories Ltd. ADR	20,907
511	Gail India Ltd. GDR	19,163
		40,070
	Indonesia—2.7%
27,000	PT Bank Central Asia Tbk	23,503
139,500	PT Bank Permata Tbk(a)	23,375
15,500	PT Bayan Resources Tbk	27,406
40,500	PT Jasa Marga Persero Tbk	23,576
30,500	PT Telekomunikasi Indonesia Tbk	28,209
10,000	PT Unilever Indonesia Tbk	21,598
		147,667
	Malaysia—25.2%
19,000	Alliance Financial Group Bhd	24,802
15,300	AMMB Holdings Bhd	31,652
20,200	Axiata Group Bhd	35,447
5,900	Batu Kawan Bhd	36,656
24,400	Berjaya Sports Toto Bhd	34,834
13,600	Boustead Holdings Bhd	23,506
2,000	British American Tobacco Malaysia Bhd	36,709
12,600	Bursa Malaysia Bhd	28,106
13,000	CIMB Group Holdings Bhd	31,834
25,300	DiGi.Com Bhd	33,778
5,800	Fraser & Neave Holdings Bhd	36,456
6,300	Genting Bhd	21,527
17,300	Genting Malaysia Bhd	21,954
9,900	Genting Plantations Bhd	30,753
7,300	Guinness Anchor Bhd	31,265
6,500	Hong Leong Bank Bhd	26,249
6,300	Hong Leong Financial Group Bhd	24,859
10,700	IJM Corp. Bhd	19,377
13,400	IOI Corp. Bhd	23,116
22,000	Kencana Petroleum Bhd(a)	23,992
24,600	KLCC Property Holdings Bhd	27,559
3,900	Kuala Lumpur Kepong Bhd	30,468
14,900	Kulim (Malaysia) Bhd	20,828
13,200	Malayan Banking Bhd	37,646
14,200	Malaysia Airports Holdings Bhd	27,171
28,900	Maxis Bhd	58,449
22,600	MMC Corp. Bhd	19,717
22,200	Multi-Purpose Holdings Bhd	19,662
2,900	Nestle Malaysia Bhd	52,997
12,600	Parkson Holdings Bhd	21,694
11,400	Petronas Chemicals Group Bhd	24,601
5,100	Petronas Dagangan Bhd	32,629
4,900	Petronas Gas Bhd	27,172
6,300	PPB Group Bhd	34,810
12,800	Public Bank Bhd	57,951

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,700	RHB Capital Bhd	$21,189
13,200	SapuraCrest Petroleum Bhd	22,116
12,000	Shell Refining Co. Federation of Malaya Bhd	40,767
11,900	Sime Darby Bhd	38,303
17,300	SP Setia Bhd	20,696
22,500	Telekom Malaysia Bhd	40,078
10,300	Tenaga Nasional Bhd	21,887
14,400	UMW Holdings Bhd	37,451
3,500	United Plantations Bhd	30,003
45,500	YTL Power International Bhd	25,863
		1,368,579
	Mexico—4.4%
22,900	America Movil SAB de CV, Series L	30,618
5,300	Arca Continental SAB de CV	27,000
2,600	Coca-Cola Femsa SAB de CV, Series L(a)	27,638
4,200	El Puerto de Liverpool SAB de CV, Series C1	33,547
3,100	Fomento Economico Mexicano SAB de CV	25,214
9,200	Grupo Bimbo SAB de CV, Series A	21,984
3,700	Grupo Modelo SAB de CV, Series C	26,186
5,300	Grupo Televisa SA, Series CPO	23,308
7,800	Wal-Mart de Mexico SAB de CV, Series V	22,339
		237,834
	Morocco—2.1%
543	Attijariwafa Bank	21,407
1,562	Banque Centrale Populaire	35,983
2,503	Douja Promotion Groupe Addoha SA	18,546
2,566	Maroc Telecom	39,276
		115,212
	Philippines—2.6%
28,500	Aboitiz Power Corp.	22,951
2,500	Ayala Corp.	25,462
15,050	Bank of the Philippine Islands	26,272
13,520	BDO Unibank, Inc.	21,199
163,400	Energy Development Corp.	22,834
11,140	Metropolitan Bank & Trust	24,116
		142,834
	Poland—1.6%
25	LPP SA	22,514
525	Lubelski Wegiel Bogdanka SA	21,142
209	Powszechny Zaklad Ubezpieczen SA	21,128
14,258	Tauron Polska Energia SA	21,113
		85,897
	South Africa—19.8%
1,134	ABSA Group Ltd.	23,411
4,126	African Bank Investments Ltd.	20,683
279	Anglo American Platinum Ltd.	18,144
532	AngloGold Ashanti Ltd.	18,162

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,953	Aspen Pharmacare Holdings Ltd.(a)	$31,676
5,277	Aveng Ltd.	27,072
907	Bidvest Group Ltd.	21,516
1,071	Capitec Bank Holdings Ltd.	30,678
6,052	Discovery Holdings Ltd.	40,216
6,938	FirstRand Ltd.	22,622
1,642	Foschini Group Ltd. (The)	27,284
12,705	Growthpoint Properties Ltd.	34,426
1,133	Imperial Holdings Ltd.	24,680
3,503	Investec Ltd.	20,172
2,931	Liberty Holdings Ltd.	33,352
11,636	Life Healthcare Group Holdings Ltd.	40,357
1,143	Massmart Holdings Ltd.	24,644
6,810	Mediclinic International Ltd.	34,524
12,399	MMI Holdings Ltd.	28,013
2,046	Mr Price Group Ltd.	27,772
1,108	MTN Group Ltd.	19,428
1,101	Nedbank Group Ltd.	24,077
16,737	Netcare Ltd.	30,342
4,806	Northam Platinum Ltd.	20,687
5,515	Pick n Pay Stores Ltd.	32,043
6,389	Pretoria Portland Cement Co. Ltd.	25,539
41,140	Redefine Properties Ltd.	43,793
1,388	Remgro Ltd.	23,579
13,170	RMI Holdings	29,568
6,027	Sanlam Ltd.	26,005
1,182	Santam Ltd.	26,263
407	Sasol Ltd.	19,399
1,318	Shoprite Holdings Ltd.	22,856
1,756	Standard Bank Group Ltd.	26,000
6,181	Steinhoff International Holdings Ltd.(a)	22,618
8,692	Telkom SA Ltd.	26,670
783	Tiger Brands Ltd.	28,794
2,199	Truworths International Ltd.	23,550
2,042	Vodacom Group Ltd.	28,482
4,059	Woolworths Holdings Ltd.	25,459
		1,074,556
	South Korea—2.1%
133	Amorepacific Corp. (Preference)	32,305
504	CJ CheilJedang Corp. (Preference)	30,861
449	S1 Corp.	22,447
310	Samsung Life Insurance Co. Ltd.	27,431
		113,044
	Taiwan—11.4%
117,000	Cathay No. 1 REIT REIT	72,303
34,000	China Steel Corp.	33,816
13,000	Chunghwa Telecom Co. Ltd.	40,680
36,000	CSBC Corp. Taiwan	29,149
15,000	CTCI Corp.	28,964
12,000	Far EasTone Telecommunications Co. Ltd.	26,088
15,000	Feng Hsin Iron & Steel Co. Ltd.	25,267

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
25,000	Formosa Taffeta Co. Ltd.	$23,623
38,000	Hua Nan Financial Holdings Co., Ltd.	21,076
9,000	Nan Ya Plastics Corp.	18,549
28,000	Pou Chen Corp.	24,014
28,000	Shihlin Electric & Engineering Corp.	33,360
25,000	Sincere Navigation Corp.	24,864
43,000	Taiwan Cooperative Financial Holding(a)	26,426
10,000	Taiwan Mobile Co. Ltd.	32,251
22,000	Taiwan Secom Co. Ltd.	45,192
9,000	Taiwan Semiconductor Manufacturing Co. Ltd.	26,746
22,000	Tung Ho Steel Enterprise Corp.	20,939
13,000	U-Ming Marine Transport Corp.	22,076
70,000	Yieh Phui Enterprise Co. Ltd.	24,085
46,000	Yuen Foong Yu Paper Manufacturing Co. Ltd.	20,788
		620,256
	Thailand—3.5%
4,000	Advanced Info. Service PCL	23,805
8,800	Bangkok Dusit Medical Services PCL	26,329
10,300	CP ALL PCL(a)	25,624
11,700	Electricity Generating PCL	37,668
22,800	Ratchaburi Electricity Generating Holding PCL	30,956
1,900	Siam Cement PCL (The)	21,626
2,400	Siam City Cement PCL	25,678
		191,686
	Turkey—0.5%
609	BIM Birlesik Magazalar AS(a)	25,361
	Total Common Stocks and Other Equity Interests (Cost $5,181,537)	5,420,691
	Rights—0.0%
	Brazil—0.0%
1	Cia de Bebidas das Americas, expiring 06/04/12(a)	9
1	Cia de Bebidas das Americas (Preference), expiring 06/04/12(a)	8
	Total Rights (Cost $0)	17
	Total Investments (Cost $5,181,537)—99.7%	5,420,708
	Other assets less liabilities—0.3%	18,342
	Net Assets—100.0%	$5,439,050

Investment Abbreviations:

ADR—American Depositary Receipts

GDR—Global Depositary Receipts

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

See Notes to Financial Statements.

15

Portfolio Composition

PowerShares S&P International Developed High Beta Portfolio (IDHB)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Financials	31.4
Materials	19.9
Industrials	19.2
Consumer Discretionary	14.4
Energy	9.2
Information Technology	2.6
Utilities	2.4
Consumer Staples	0.8
Other assets less liabilities	0.1

Schedule of Investments

PowerShares S&P International Developed High Beta Portfolio (IDHB)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—2.1%
8,037	Alumina Ltd.	$9,706
3,575	Atlas Iron Ltd.	10,421
1,663	Fortescue Metals Group Ltd.	9,764
587	Iluka Resources Ltd.	10,389
923	OZ Minerals Ltd.	8,965
		49,245
	Austria—3.2%
225	Andritz AG	11,775
572	Erste Group Bank AG	13,169
434	Raiffeisen Bank International AG	14,409
235	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,580
426	Voestalpine AG	13,789
1,032	Wienerberger AG	12,016
		74,738
	Belgium—3.5%
128	Ackermans & van Haaren NV	10,971
6,825	Ageas	12,421
380	Bekaert SA NV	11,256
34,041	Dexia SA(a)	8,560
700	KBC Groep NV	13,536
94	Solvay SA	11,437
230	Umicore SA	12,480
		80,661
	Bermuda—0.5%
5,115	Archer Ltd.(a)	10,670
	Canada—3.5%
873	Athabasca Oil Sands Corp.(a)	10,250
711	First Quantum Minerals Ltd.	14,768
652	Ivanhoe Mines Ltd.(a)	7,609

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,627	Lundin Mining Corp.(a)	$12,763
559	PetroBakken Energy Ltd., Class A	8,091
558	Petrominerales Ltd.	8,162
974	Precision Drilling Corp.(a)	8,972
278	Teck Resources Ltd., Class B	10,372
		80,987
	Cayman Islands—0.4%
32,000	GCL-Poly Energy Holdings Ltd.	8,291
	Denmark—1.5%
679	Danske Bank A/S(a)	11,024
170	FLSmidth & Co. A/S	11,947
1,217	Vestas Wind Systems A/S(a)	10,742
		33,713
	Finland—6.9%
856	Kemira Oyj	10,859
313	Metso Corp. Oyj	13,422
1,064	Neste Oil Oyj	12,576
2,048	Nokia Oyj	7,357
296	Nokian Renkaat Oyj	14,037
6,709	Outokumpu Oyj(a)	10,895
1,008	Pohjola Bank PLC, Class A	10,847
1,306	Rautaruukki Oyj	12,281
361	Sampo Oyj, Class A	9,604
779	Sanoma Oyj	8,135
1,708	Stora Enso Oyj, Class R	11,642
831	UPM-Kymmene Oyj	10,636
367	Wartsila Oyj	14,854
556	YIT Oyj	11,944
		159,089
	France—10.6%
402	Accor SA	13,884
348	Alstom SA	12,427

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares S&P International Developed High Beta Portfolio (IDHB)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,027	AXA SA(a)	$14,544
340	BNP Paribas SA	13,658
467	Carrefour SA	9,380
68	Christian Dior SA	10,247
294	Cie de Saint-Gobain	12,314
181	Cie Generale des Etablissements Michelin	13,516
2,697	Credit Agricole SA	13,861
407	GDF Suez	9,368
297	Lafarge SA	11,578
60	LVMH Moet Hennessy Louis Vuitton SA	9,938
4,131	Natixis	12,586
263	Renault SA	11,948
201	Schneider Electric SA(a)	12,347
612	Societe Generale SA	14,467
112	Technip SA	12,664
202	Vallourec SA	12,146
913	Veolia Environnement SA	13,371
221	Vinci SA	10,238
		244,482
	Germany—10.7%
115	Allianz SE	12,813
129	BASF SE	10,618
130	Bayerische Motoren Werke AG	12,356
178	Bayerische Motoren Werke AG (Preference)	11,073
6,745	Commerzbank AG(a)	14,596
152	Continental AG	14,730
199	Daimler AG	11,000
325	Deutsche Bank AG	14,139
505	E.ON AG	11,440
251	HeidelbergCement AG	13,798
229	K+S AG	11,443
104	MAN SE	13,137
130	MAN SE (Preference)	14,204
280	Metro AG	9,033
209	Porsche Automobil Holding SE (Preference)	12,756
251	RWE AG	10,789
273	RWE AG (Preference) NVTG	10,793
549	ThyssenKrupp AG	13,007
67	Volkswagen AG	11,435
67	Volkswagen AG (Preference)	12,690
		245,850
	Greece—2.4%
32,054	Agricultural Bank of Greece(a)	8,400
6,250	Alpha Bank AE(a)	8,769
3,202	DryShips, Inc.(a)	10,118
8,087	EFG Eurobank Ergasias SA(a)	6,444
3,700	National Bank of Greece SA(a)	8,227
18,757	Piraeus Bank SA(a)	6,455
11,557	TT Hellenic Postbank SA(a)	6,118
		54,531

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Hong Kong—0.9%
4,000	Galaxy Entertainment Group Ltd.(a)	$12,504
10,000	Noble Group Ltd.	9,537
		22,041
	Ireland—1.5%
569	CRH PLC	11,534
14,725	Kenmare Resources PLC(a)	12,075
1,301	Smurfit Kappa Group PLC	10,948
		34,557
	Italy—9.6%
614	Assicurazioni Generali SpA	8,362
22,790	Banca Monte dei Paschi di Siena SpA	8,093
544	EXOR SpA	12,651
643	EXOR SpA (Preference)	13,072
633	EXOR SpA-RSP	11,528
1,300	Fiat Industrial SpA	14,746
1,858	Fiat Industrial SpA (Preference)	14,816
1,799	Fiat Industrial Spa-RSP	14,763
2,451	Fiat SpA(a)	11,834
2,849	Fiat SpA (Prefence)	11,554
2,675	Fiat Spa-RSP	11,393
2,298	Finmeccanica SpA	9,873
8,328	Intesa Sanpaolo SpA	12,599
9,244	Intesa Sanpaolo Spa-RSP	12,345
4,471	Mediaset SpA	10,634
1,625	Mediobanca SpA	7,936
253	Saipem SpA	12,497
2,831	UBI Banca-Unione di Banche Italiane ScpA	10,514
2,973	UniCredit SpA	11,828
		221,038
	Jersey Island—0.5%
1,730	Glencore International PLC	11,956
	Luxembourg—1.0%
749	ArcelorMittal SA	12,952
546	Tenaris SA	10,572
		23,524
	Macau—0.6%
925	Melco Crown Entertainment Ltd. ADR(a)	14,356
	Netherlands—4.4%
2,924	Aegon NV(a)	13,503
179	Akzo Nobel NV	9,591
268	CNH Global NV(a)	12,266
209	Corio NV REIT	9,353
170	Fugro NV CVA	12,389
1,984	ING Groep NV CVA(a)	13,988
275	Koninklijke Boskalis Westminster NV	10,031
317	Randstad Holding NV	10,976

See Notes to Financial Statements.

17

Schedule of Investments (Continued)

PowerShares S&P International Developed High Beta Portfolio (IDHB)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,514	STMicroelectronics NV	$8,637
		100,734
	Norway—6.9%
346	Aker ASA, Class A	11,295
908	Aker Solutions ASA	15,415
957	DnB NOR ASA	10,308
274	Fred. Olsen Energy ASA	11,351
2,238	Norsk Hydro ASA	10,877
942	Petroleum Geo-Services ASA(a)	14,200
1,253	Prosafe SE	9,767
18,976	Renewable Energy Corp. ASA(a)	10,832
337	Schibsted ASA	12,843
3,348	Storebrand ASA(a)	15,032
511	Subsea 7 SA(a)	13,229
482	TGS Nopec Geophysical Co. ASA	13,917
233	Yara International ASA	11,417
		160,483
	Portugal—0.6%
47,251	Banco Comercial Portugues SA, Class R(a)	6,629
8,935	Banco Espirito Santo SA(a)	7,569
		14,198
	Spain—0.8%
1,458	Banco Bilbao Vizcaya Argentaria SA	9,853
1,432	Banco Santander SA	8,946
		18,799
	Sweden—17.7%
577	Alfa Laval AB	11,500
519	Atlas Copco AB, Class A	12,351
598	Atlas Copco AB, Class B	12,550
527	Electrolux AB, Series B	11,765
774	Hexagon AB, Class B	15,714
1,948	Husqvarna AB, Class A	11,169
1,880	Husqvarna AB, Class B	10,816
870	Industrivarden AB, Class A	14,001
924	Industrivarden AB, Class C	14,114
473	Investor AB, Class B	9,427
498	Lundin Petroleum AB(a)	9,903
239	Modern Times Group AB, Class A	11,663
278	Modern Times Group AB, Class B	13,513
1,363	Nordea Bank AB	12,082
812	Ratos AB, Class A	10,078
959	Ratos AB, Class B	11,226
1,000	Sandvik AB	15,840
662	Scania AB, Class A	13,046
647	Scania AB, Class B	13,222
1,077	Securitas AB, Class B	9,868
1,859	Skandinaviska Enskilda Banken AB, Class A	12,542
1,840	Skandinaviska Enskilda Banken AB, Class C	12,258
644	Skanska AB, Class B	10,479

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
525	SKF AB, Class A	$12,650
517	SKF AB, Class B	12,265
1,623	SSAB AB, Class A	16,560
1,830	SSAB AB, Class B	16,168
319	Svenska Handelsbanken AB, Class A	10,334
326	Svenska Handelsbanken AB, Class B	10,265
844	Swedbank AB, Class A	13,972
1,012	Telefonaktiebolaget LM Ericsson, Class A(a)	9,995
991	Volvo AB, Class A	13,723
992	Volvo AB, Class B	13,751
		408,810
	Switzerland—1.3%
169	Cie Financiere Richemont SA	10,445
436	Credit Suisse Group AG	10,429
743	UBS AG(a)	9,275
		30,149
	United Kingdom—8.8%
278	Anglo American PLC	10,690
710	Antofagasta PLC	13,616
2,119	Aviva PLC	10,602
4,007	Barclays PLC	14,201
344	BHP Billiton PLC	11,030
414	Burberry Group PLC	9,983
6,865	Essar Energy PLC(a)	16,331
5,334	Legal & General Group PLC	10,186
24,795	Lloyds Banking Group PLC(a)	12,486
666	Lonmin PLC	11,269
4,625	Man Group PLC	7,773
965	Prudential PLC	11,823
218	Rio Tinto PLC	12,151
33,036	Royal Bank of Scotland Group PLC(a)	13,020
416	Schroders PLC	9,579
675	Vedanta Resources PLC	13,339
746	Xstrata PLC	14,264
		202,343
	Total Investments (Cost $2,512,632)—99.9%	2,305,245
	Other assets less liabilities—0.1%	1,861
	Net Assets—100.0%	$2,307,106

Investment Abbreviations:

ADR—American Depositary Receipts

CVA—Dutch Certificates

NVTG—Non-Voting Shares

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

18

Portfolio Composition

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012

Financials	22.4
Consumer Staples	18.7
Industrials	13.9
Consumer Discretionary	11.1
Utilities	10.7
Health Care	10.6
Telecommunication Services	7.9
Energy	2.5
Materials	1.3
Information Technology	0.7
Other assets less liabilities	0.2

Schedule of Investments

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—9.1%
1,830	AGL Energy Ltd.	$28,539
3,202	Amcor Ltd.	25,067
900	ASX Ltd.	29,982
12,262	CFS Retail Property Trust REIT	24,573
2,250	Coca-Cola Amatil Ltd.	29,162
510	Commonwealth Bank of Australia	27,593
2,660	Crown Ltd.	25,200
622	CSL Ltd.	23,739
8,260	GPT Group REIT	28,119
6,376	Metcash Ltd.	26,285
1,130	Ramsay Health Care Ltd.	23,563
9,252	Sydney Airport	28,029
9,974	Tatts Group Ltd.	26,789
8,570	Telstra Corp. Ltd.	31,583
4,446	Transurban Group	27,169
1,752	Washington H Soul Pattinson & Co. Ltd.	25,207
852	Wesfarmers Ltd.	26,858
1,194	Woolworths Ltd.	32,244
		489,701
	Austria—0.9%
236	Mayr-Melnhof Karton AG	24,052
718	Oesterreichische Post AG	25,468
		49,520
	Belgium—1.3%
336	Anheuser-Busch InBev NV	24,215
868	Belgacom SA	24,654
286	Sofina SA(a)	22,954
		71,823

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Canada—22.1%
750	Alimentation Couche Tard, Inc., Class B	$32,529
318	ATCO Ltd., Class I	23,529
504	Bank of Montreal	29,930
458	Bank of Nova Scotia	25,405
890	BCE, Inc.	36,052
1,332	Bell Aliant, Inc.	35,270
712	Brookfield Asset Management, Inc., Class A	23,494
358	Canadian Imperial Bank of Commerce	27,007
326	Canadian National Railway Co.	27,817
348	Canadian Tire Corp. Ltd., Class A	24,337
412	Canadian Utilities Ltd., Class A	29,021
1,308	CI Financial Corp.	31,311
860	Emera, Inc.	30,432
464	Empire Co. Ltd., Class A	27,306
714	Enbridge, Inc.	29,913
56	Fairfax Financial Holdings Ltd.	22,956
922	Fortis, Inc.	31,973
464	George Weston Ltd.	29,650
1,026	Great-West Lifeco, Inc.	25,963
1,000	H&R REIT	24,698
670	IGM Financial, Inc.	31,433
398	Intact Financial Corp.	25,694
608	Keyera Corp.	24,857
772	Loblaw Cos. Ltd.	26,060
624	Metro, Inc.	34,423
360	National Bank of Canada	28,095
974	Pembina Pipeline Corp.	29,458
914	Power Corp. of Canada	25,303
868	Power Financial Corp.	26,006
1,200	RioCan REIT	32,965

See Notes to Financial Statements.

19

Schedule of Investments (Continued)

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
730	Rogers Communications, Inc., Class B	$27,243
406	Royal Bank of Canada	23,461
1,330	Shaw Communications, Inc., Class B	27,409
692	Shoppers Drug Mart Corp.	29,811
558	TELUS Corp.	33,499
524	TELUS Corp. NVTG	30,747
892	Thomson Reuters Corp.	26,653
528	Tim Hortons, Inc.	30,474
626	TMX Group, Inc.	28,577
302	Toronto-Dominion Bank (The)	25,522
1,512	TransAlta Corp.	25,069
678	TransCanada Corp.	29,825
		1,191,177
	Denmark—0.9%
140	Coloplast A/S, Class B	25,905
3,436	TDC A/S	24,636
		50,541
	Finland—0.9%
1,094	Elisa Oyj	24,673
1,038	Orion Oyj, Class B	21,171
		45,844
	France—2.8%
166	Air Liquide SA	21,349
352	DANONE SA	24,762
324	Essilor International SA	28,534
678	Eutelsat Communications SA	24,130
212	L'Oreal SA	25,503
364	Sodexo	28,984
		153,262
	Germany—1.5%
448	Beiersdorf AG	31,426
346	Fresenius Medical Care AG & Co. KGaA	24,560
226	Fresenius SE & Co. KGaA	22,554
		78,540
	Hong Kong—4.9%
23,000	Chinese Estates Holdings Ltd.	31,723
4,000	CLP Holdings Ltd.	34,262
1,600	Hang Seng Bank Ltd.	21,986
12,000	Hong Kong & China Gas Co. Ltd.	30,689
1,600	Hong Kong Aircraft Engineering Co. Ltd.	22,378
43,000	Hopewell Highway Infrastructure Ltd.	22,449
8,000	Hopewell Holdings Ltd.	21,501
7,000	Link (The) REIT	29,145
7,000	MTR Corp. Ltd.	24,904
3,000	Power Assets Holdings Ltd.	22,429
		261,466
	Ireland—0.4%
506	Kerry Group PLC, Class A	23,129

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Japan—17.6%
1,800	Aeon Co. Ltd.	$23,536
600	Astellas Pharma, Inc.	24,385
400	Benesse Holdings, Inc.	19,838
2,000	Chugoku Bank Ltd. (The)	25,349
1,200	Daiichi Sankyo Co. Ltd.	20,650
800	Eisai Co. Ltd.	31,261
6,000	Hankyu Hanshin Holdings, Inc.	28,029
4,000	Hiroshima Bank Ltd. (The)	16,282
2	Japan Real Estate Investment Corp. REIT	17,734
24	Jupiter Telecommunications Co. Ltd.	25,429
800	Kao Corp.	21,512
6,000	Keihan Electric Railway Co. Ltd.	27,879
3,000	Keio Corp.	21,717
6,000	Kintetsu Corp.	21,191
400	Lawson, Inc.	26,501
1,400	McDonald's Holdings Co. Japan Ltd.	39,767
2	Mori Trust Sogo REIT, Inc. REIT	17,734
10,000	Nagoya Railroad Co. Ltd.	26,802
8,000	Nankai Electric Railway Co. Ltd.	33,264
2	Nippon Building Fund, Inc. REIT	19,062
400	Nippon Telegraph & Telephone Corp.	18,160
1,000	Nissin Foods Holdings Co. Ltd.	37,635
300	Nitori Holdings Co. Ltd.	27,616
12	NTT DoCoMo, Inc.	20,470
2,000	Odakyu Electric Railway Co. Ltd.	18,536
400	Ono Pharmaceutical Co. Ltd.	22,644
6,000	Osaka Gas Co. Ltd.	24,272
1,000	Otsuka Holdings Co. Ltd.	30,183
400	Rohm Co. Ltd.	18,135
400	Secom Co. Ltd.	19,037
9,800	Seven Bank Ltd.	24,302
1,400	Shiseido Co. Ltd.	24,583
800	Takeda Pharmaceutical Co. Ltd.	34,918
4,000	Tobu Railway Co., Ltd.	20,390
1,000	Toyo Suisan Kaisha, Ltd.	25,675
400	Unicharm Corp.	22,343
260	USS Co. Ltd.	26,474
600	Yakult Honsha Co., Ltd.	22,153
1,400	Yamato Holdings Co. Ltd.	21,690
		947,138
	Luxembourg—0.5%
1,086	SES SA FDR	26,002
	Netherlands—2.4%
542	Heineken Holding NV	25,093
448	Heineken NV	24,498
1,962	Koninklijke Ahold NV	24,883
1,926	Reed Elsevier NV	22,710
884	Unilever NV CVA	30,268
		127,452

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	New Zealand—8.0%
31,042	Air New Zealand Ltd.	$22,603
14,330	Auckland International Airport Ltd.	29,662
6,366	Contact Energy Ltd.(a)	25,261
44,674	Goodman Property Trust REIT	38,012
19,350	Infratil Ltd.	30,000
41,322	Kiwi Income Property Trust REIT	36,174
3,164	Mainfreight Ltd.	25,498
3,694	Port of Tauranga Ltd.	34,756
12,442	Ryman Healthcare Ltd.	32,269
8,310	Sky City Entertainment Group Ltd.	26,108
7,102	Sky Network Television Ltd.	31,725
7,974	TrustPower Ltd.	47,951
11,302	Vector Ltd.	24,411
13,062	Warehouse Group Ltd. (The)	28,533
		432,963
	Norway—0.5%
160	Olav Thon Eindom A/S	24,719
	Singapore—10.8%
18,000	Ascendas REIT	30,259
16,000	CapitaMall Trust REIT	23,277
22,000	ComfortDelGro Corp. Ltd.	27,204
3,000	Great Eastern Holdings Ltd.	32,684
4,000	Oversea-Chinese Banking Corp. Ltd.	28,966
8,000	SIA Engineering Co.	25,475
2,000	Singapore Airlines Ltd.	17,296
4,000	Singapore Exchange Ltd.	21,660
6,000	Singapore Land Ltd.	28,902
46,000	Singapore Post Ltd.	37,735
12,000	Singapore Press Holdings Ltd.	38,503
12,000	Singapore Technologies Engineering Ltd.	29,193
10,000	Singapore Telecommunications Ltd.	25,216
28,000	SMRT Corp. Ltd.	38,018
14,000	StarHub Ltd.	36,095
24,000	Suntec REIT	25,410
16,000	United Industrial Corp. Ltd.	35,820
2,000	United Overseas Bank Ltd.	31,116
3,000	Venture Corp. Ltd.	20,852
18,000	Wheelock Properties Singapore Ltd.	25,168
		578,849
	Sweden—0.5%
620	Swedish Match AB	25,193
	Switzerland—3.2%
528	Nestle SA	32,344
458	Novartis AG	25,255
124	Roche Holding AG	23,771
140	Roche Holding AG - Genusschein	25,574

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
82	Swisscom AG	$30,545
202	Synthes, Inc.	34,830
		172,319
	United Kingdom—11.5%
1,430	Associated British Foods PLC	28,307
538	AstraZeneca PLC	23,584
552	British American Tobacco PLC	28,316
1,894	Capita PLC	20,391
4,766	Centrica PLC	23,752
2,522	Compass Group PLC	26,374
1,088	Diageo PLC	27,402
1,238	GlaxoSmithKline PLC	28,647
660	Imperial Tobacco Group PLC	26,408
4,050	International Power PLC	27,425
4,894	J Sainsbury PLC	24,469
2,674	National Grid PLC	28,897
1,188	Pearson PLC	22,378
418	Reckitt Benckiser Group PLC	24,348
2,838	Reed Elsevier PLC	23,503
606	Royal Dutch Shell PLC, Class A	21,580
1,102	Severn Trent PLC	30,242
640	Shire PLC	20,889
2,262	Smith & Nephew PLC	22,278
1,280	SSE PLC	27,457
884	Unilever PLC	30,188
3,006	United Utilities Group PLC	30,191
9,270	Vodafone Group PLC	25,666
6,140	William Morrison Supermarkets PLC	27,977
		620,669
	Total Investments (Cost $5,172,959)—99.8%	5,370,307
	Other assets less liabilities—0.2%	12,223
	Net Assets—100.0%	$5,382,530

Investment Abbreviations:

CVA—Dutch Certificates

FDR—Fiduciary Depositary Receipts

NVTG—Non-Voting Shares

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

See Notes to Financial Statements.

21

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	PowerShares S&P 500® High Beta Portfolio (SPHB)	PowerShares S&P 500® Low Volatility Portfolio (SPLV)	PowerShares S&P Emerging Markets High Beta Portfolio Portfolio (EEHB)
ASSETS:
Unaffiliated investments, at value	$76,468,728	$1,586,879,867	$2,262,067
Affiliated Investments, at value (Note 4)	940,716	—	—
Total investments, at value	77,409,444	1,586,879,867	2,262,067
Foreign currency, at value	—	—	75,774
Receivables:
Shares sold	3,193,225	63,434,296	—
Dividends and interest	25,279	2,178,142	1,720
Investments sold	—	—	—
Foreign tax reclaims	—	—	—
Total Assets	80,627,948	1,652,492,305	2,339,561
LIABILITIES:
Due to custodian	—	3,520,910	69,505
Payables:
Investments purchased	3,190,740	64,054,212	—
Accrued unitary management fees	15,532	317,389	546
Total Liabilities	3,206,272	67,892,511	70,051
NET ASSETS	$77,421,676	$1,584,599,794	$2,269,510
NET ASSETS CONSIST OF:
Shares of beneficial interest	$77,688,895	$1,481,705,289	$2,484,277
Undistributed net investment income (loss)	162,020	(1,361,104)	3,496
Undistributed net realized gain (loss)	867,370	38,592,976	(1,374)
Net unrealized appreciation (depreciation)	(1,296,609)	65,662,633	(216,889)
Net Assets	$77,421,676	$1,584,599,794	$2,269,510
Shares outstanding (unlimited amount authorized, $0.01 par value)	3,650,100	58,650,100	100,001
Net asset value	$21.21	$27.02	$22.69
Share price	$21.21	$27.02	$22.67
Unaffiliated investments, at cost	$77,807,331	$1,521,217,234	$2,479,696
Affiliated investments, at cost	898,722	—	—
Total investments, at cost	$78,706,053	$1,521,217,234	$2,479,696
Foreign currencies, at cost	$—	$—	$75,021

See Notes to Financial Statements.

22

	PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)	PowerShares S&P International Developed High Beta Portfolio (IDHB)	PowerShares S&P International Developed Low Volatility Portfolio (IDLV)
ASSETS:
Unaffiliated investments, at value	$5,420,708	$2,305,245	$5,370,307
Affiliated Investments, at value (Note 4)	—	—	—
Total investments, at value	5,420,708	2,305,245	5,370,307
Foreign currency, at value	90,154	873	3,081
Receivables:
Shares sold	—	—	—
Dividends and interest	12,192	7,736	17,660
Investments sold	—	—	18,240
Foreign tax reclaims	—	600	1,146
Total Assets	5,523,054	2,314,454	5,410,434
LIABILITIES:
Due to custodian	78,905	6,876	995
Payables:
Investments purchased	3,826	—	26,221
Accrued unitary management fees	1,273	472	688
Total Liabilities	84,004	7,348	27,904
NET ASSETS	$5,439,050	$2,307,106	$5,382,530
NET ASSETS CONSIST OF:
Shares of beneficial interest	$5,171,451	$2,492,045	$5,131,755
Undistributed net investment income (loss)	24,915	28,229	40,658
Undistributed net realized gain (loss)	3,025	(5,830)	12,505
Net unrealized appreciation (depreciation)	239,659	(207,338)	197,612
Net Assets	$5,439,050	$2,307,106	$5,382,530
Shares outstanding (unlimited amount authorized, $0.01 par value)	200,001	100,001	200,001
Net asset value	$27.20	$23.07	$26.91
Share price	$27.24	$23.18	$27.05
Unaffiliated investments, at cost	$5,181,537	$2,512,632	$5,172,959
Affiliated investments, at cost	—	—	—
Total investments, at cost	$5,181,537	$2,512,632	$5,172,959
Foreign currencies, at cost	$89,592	$876	$3,083

23

Statements of Operations

	PowerShares S&P 500® High Beta Portfolio (SPHB)	PowerShares S&P 500® Low Volatility Portfolio (SPLV)	PowerShares S&P Emerging Markets High Beta Portfolio Portfolio (EEHB)
	Six Months Ended April 30, 2012 (Unaudited)	Six Months Ended April 30, 2012 (Unaudited)	For the Period February 22, 2012(a) to April 30, 2012 (Unaudited)
INVESTMENT INCOME:
Unaffiliated dividend income	$268,722	$17,709,810	$5,009
Affiliated dividend income (Note 4)	4,917	—	—
Foreign withholding tax	—	—	(252)
Total Income	273,639	17,709,810	4,757
EXPENSES:
Unitary management fees	56,579	1,356,465	1,957
Unitary management fee waivers	—	—	(696)
Net Expenses	56,579	1,356,465	1,261
Net Investment Income	217,060	16,353,345	3,496
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(848,725)	(3,549,080)	(1,610)
In-kind redemptions	1,850,777	44,472,152	6,688
Foreign currencies	—	—	(6,452)
Net realized gain (loss)	1,002,052	40,923,072	(1,374)
Net change in unrealized appreciation (depreciation) on:
Investment securities	105,694	45,413,039	(217,629)
Foreign currencies	—	—	740
Change in net unrealized appreciation (depreciation)	105,694	45,413,039	(216,889)
Net realized and unrealized gain (loss)	1,107,746	86,336,111	(218,263)
Net increase (decrease) in net assets resulting from operations	$1,324,806	$102,689,456	$(214,767)

(a)  Commencement of Investment Operations.

See Notes to Financial Statements.

24

	PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)	PowerShares S&P International Developed High Beta Portfolio (IDHB)	PowerShares S&P International Developed Low Volatility Portfolio (IDLV)
	For the Period January 11, 2012(a) to April 30, 2012 (Unaudited)	For the Period February 22, 2012(a) to April 30, 2012 (Unaudited)	For the Period January 11, 2012(a) to April 30, 2012 (Unaudited)
INVESTMENT INCOME:
Unaffiliated dividend income	$47,086	$33,849	$46,715
Affiliated dividend income (Note 4)	—	—	—
Foreign withholding tax	(2,733)	(4,523)	(4,138)
Total Income	44,353	29,326	42,577
EXPENSES:
Unitary management fees	5,536	1,535	2,920
Unitary management fee waivers	(1,968)	(438)	(834)
Net Expenses	3,568	1,097	2,086
Net Investment Income	40,785	28,229	40,491
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(1,002)	(6,951)	1,557
In-kind redemptions	25,989	8,485	11,059
Foreign currencies	(21,962)	(7,364)	(111)
Net realized gain (loss)	3,025	(5,830)	12,505
Net change in unrealized appreciation (depreciation) on:
Investment securities	239,171	(207,387)	197,348
Foreign currencies	488	49	264
Change in net unrealized appreciation (depreciation)	239,659	(207,338)	197,612
Net realized and unrealized gain (loss)	242,684	(213,168)	210,117
Net increase (decrease) in net assets resulting from operations	$283,469	$(184,939)	$250,608

25

Statements of Changes in Net Assets

	PowerShares S&P 500® High Beta Portfolio (SPHB)		PowerShares S&P 500® Low Volatility Portfolio (SPLV)
	Six Months Ended April 30, 2012 (Unaudited)	For the Period May 2, 2011(a) to October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	For the Period May 2, 2011(a) to October 31, 2011
OPERATIONS:
Net investment income	$217,060	$27,951	$16,353,345	$2,292,895
Net realized gain (loss)	1,002,052	(1,000,399)	40,923,072	(1,966,060)
Net change in unrealized appreciation (depreciation)	105,694	(1,402,303)	45,413,039	20,249,594
Net increase (decrease) in net assets resulting from operations	1,324,806	(2,374,751)	102,689,456	20,576,429
Undistributed net investment income (loss) included in the price of units issued and redeemed	106,433	(7,782)	—	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(165,816)	(23,608)	(17,714,449)	(2,292,895)
Return of capital	—	—	—	(462,096)
Total distributions to shareholders	(165,816)	(23,608)	(17,714,449)	(2,754,991)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	80,740,607	30,367,142	1,518,339,944	577,059,360
Value of shares repurchased	(16,217,686)	(16,229,018)	(591,348,175)	(22,247,780)
Net income (loss) equalization	(106,433)	7,782	—	—
Net increase in net assets resulting from shares transactions	64,416,488	14,145,906	926,991,769	554,811,580
Increase in Net Assets	65,681,911	11,739,765	1,011,966,776	572,633,018
NET ASSETS:
Beginning of period	11,739,765	—	572,633,018	—
End of period	$77,421,676	$11,739,765	$1,584,599,794	$572,633,018
Undistributed net investment income (loss) at end of period	$162,020	$4,343	$(1,361,104)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,800,000	1,400,100	58,700,000	23,850,100
Shares repurchased	(750,000)	(800,000)	(22,950,000)	(950,000)
Shares outstanding, beginning of period	600,100	—	22,900,100	—
Shares outstanding, end of period	3,650,100	600,100	58,650,100	22,900,100

(a)  Commencement of Investment Operations.

See Notes to Financial Statements.

26

	PowerShares S&P Emerging Markets High Beta Portfolio Portfolio (EEHB)	PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)	PowerShares S&P International Developed High Beta Portfolio (IDHB)	PowerShares S&P International Developed Low Volatility Portfolio (IDLV)
	For the Period February 22, 2012(a) to April 30, 2012 (Unaudited)	For the Period January 11, 2012(a) to April 30, 2012 (Unaudited)	For the Period February 22, 2012(a) to April 30, 2012 (Unaudited)	For the Period January 11, 2012(a) to April 30, 2012 (Unaudited)
OPERATIONS:
Net investment income	$3,496	$40,785	$28,229	$40,491
Net realized gain (loss)	(1,374)	3,025	(5,830)	12,505
Net change in unrealized appreciation (depreciation)	(216,889)	239,659	(207,338)	197,612
Net increase (decrease) in net assets resulting from operations	(214,767)	283,469	(184,939)	250,608
Undistributed net investment income (loss) included in the price of units issued and redeemed	—	(15,870)	—	13,213
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	(13,046)
Return of capital	—	—	—	—
Total distributions to shareholders	—	—	—	(13,046)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,942,304	7,829,062	5,024,938	7,781,530
Value of shares repurchased	(2,458,027)	(2,673,481)	(2,532,893)	(2,636,562)
Net income (loss) equalization	—	15,870	—	(13,213)
Net increase in net assets resulting from shares transactions	2,484,277	5,171,451	2,492,045	5,131,755
Increase in Net Assets	2,269,510	5,439,050	2,307,106	5,382,530
NET ASSETS:
Beginning of period	—	—	—	—
End of period	$2,269,510	$5,439,050	$2,307,106	$5,382,530
Undistributed net investment income (loss) at end of period	$3,496	$24,915	$28,229	$40,658
CHANGES IN SHARES OUTSTANDING:
Shares sold	200,001	300,001	200,001	300,001
Shares repurchased	(100,000)	(100,000)	(100,000)	(100,000)
Shares outstanding, beginning of period	—	—	—	—
Shares outstanding, end of period	100,001	200,001	100,001	200,001

27

Financial Highlights

PowerShares S&P 500® High Beta Portfolio (SPHB)

	Six Months Ended April 30, 2012 (Unaudited)		For the Period May 2, 2011(a) through October 31, 2011
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.56		$25.00
Net investment income(b)	0.10		0.07
Net realized and unrealized gain (loss) on investments	1.62		(5.42)
Total from investment operations	1.72		(5.35)
Distributions to shareholders from:
Net investment income	(0.07)		(0.09)
Net asset value at end of period	$21.21		$19.56
Share price at end of period(c)	$21.21		$19.58
NET ASSET VALUE, TOTAL RETURN(d)	8.84%		(21.41	)%(e)
SHARE PRICE TOTAL RETURN(d)	8.73%		(21.33	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$77,422		$11,740
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25	%(f)
Net investment income	0.96	%(f)	0.75	%(f)
Portfolio turnover rate(g)	17	%(f)	16%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$0.05		$(0.02)

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

	Six Months Ended April 30, 2012 (Unaudited)		For the Period May 2, 2011(a) through October 31, 2011
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.01		$25.00
Net investment income(b)	0.39		0.33
Net realized and unrealized gain on investments	2.04		0.07
Total from investment operations	2.43		0.40
Distributions to shareholders from:
Net investment income	(0.42)		(0.32)
Return of capital	—		(0.07)
Total distribution	(0.42)		(0.39)
Net asset value at end of period	$27.02		$25.01
Share price at end of period(c)	$27.02		$25.04
NET ASSET VALUE, TOTAL RETURN(d)	9.82%		1.66	%(i)
SHARE PRICE TOTAL RETURN(d)	9.69%		1.78	%(i)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,584,600		$572,633
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25	%(f)
Net investment income	3.01	%(f)	2.83	%(f)
Portfolio turnover rate(g)	12	%(f)	12%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$—		$—

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (May 5, 2011, the first day of trading on the Exchange) to October 31, 2011 was (18.78)%. The share price total return from Fund Inception to October 31, 2011 was (18.66)%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(i)  The net asset value total return from Fund Inception (May 5, 2011, the first day of trading on the Exchange) to October 31, 2011 was 2.52%. The share price total return from Fund Inception to October 31, 2011 was 2.65%.

See Notes to Financial Statements.

28

Financial Highlights (Continued)

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

	For the Period February 22, 2012(a) through April 30, 2012 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.03
Net realized and unrealized gain (loss) on investments	(2.34)
Total from investment operations	(2.31)
Net asset value at end of period	$22.69
Share price at end of period(c)	$22.67
NET ASSET VALUE, TOTAL RETURN(d)	(9.24	)%(e)
SHARE PRICE TOTAL RETURN(d)	(9.32	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,270
Ratio to average net assets of:
Expenses, after waivers(f)	0.29	%(g)
Expenses, prior to waiver(f)	0.45	%(g)
Net investment income	0.80	%(g)
Portfolio turnover rate(h)	12%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(i)	$—

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

	For the Period January 11, 2012(a) through April 30, 2012 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.26
Net realized and unrealized gain on investments	1.94
Total from investment operations	2.20
Net asset value at end of period	$27.20
Share price at end of period(c)	$27.24
NET ASSET VALUE, TOTAL RETURN(d)	10.12	%(j)
SHARE PRICE TOTAL RETURN(d)	10.28	%(j)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,439
Ratio to average net assets of:
Expenses, after waiver(f)	0.29	%(g)
Expenses, prior to waiver(f)	0.45	%(g)
Net investment income	3.32	%(g)
Portfolio turnover rate(h)	14%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(i)	$(0.10)

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (February 24, 2012, the first day of trading on the Exchange) to April 30, 2012 was (9.28)%. The share price total return from Fund Inception to April 30, 2012 was (10.11)%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. The effects of the investment companies' expenses are included in the Fund's total return.

(g)  Annualized.

(h)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(i)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(j)  The net asset value total return from Fund Inception (January 13, 2012, the first day of trading on the Exchange) to April 30, 2012 was 10.61%. The share price total return from Fund Inception to April 30, 2012 was 9.93%.

See Notes to Financial Statements.

29

Financial Highlights (Continued)

PowerShares S&P International Developed High Beta Portfolio (IDHB)

	For the Period February 22, 2012(a) through April 30, 2012 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.28
Net realized and unrealized gain (loss) on investments	(2.21)
Total from investment operations	(1.93)
Net asset value at end of period	$23.07
Share price at end of period(c)	$23.18
NET ASSET VALUE, TOTAL RETURN(d)	(7.72	)%(e)
SHARE PRICE TOTAL RETURN(d)	(7.28	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,307
Ratio to average net assets of:
Expenses, after waivers(f)	0.25	%(g)
Expenses, prior to waivers(f)	0.35	%(g)
Net investment income	6.44	%(g)
Portfolio turnover rate(h)	5%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(i)	$—

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

	For the Period January 11, 2012(a) through April 30, 2012 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.37
Net realized and unrealized gain on investments	1.67
Total from investment operations	2.04
Distributions to shareholders from:
Net investment income	(0.13)
Net asset value at end of period	$26.91
Share price at end of period(c)	$27.05
NET ASSET VALUE, TOTAL RETURN(d)	8.17	%(j)
SHARE PRICE TOTAL RETURN(d)	8.73	%(j)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,383
Ratio to average net assets of:
Expenses after waivers(f)	0.25	%(g)
Expenses, prior to waivers(f)	0.35	%(g)
Net investment income	4.85	%(g)
Portfolio turnover rate(h)	4%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(i)	$0.12

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (February 24, 2012, the first day of trading on the Exchange) to April 30, 2012 was (8.85)%. The share price total return from Fund Inception to April 30, 2012 was (9.10)%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. The effects of the investment companies' expenses are included in the Fund's total return.

(g)  Annualized.

(h)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(i)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(j)  The net asset value total return from Fund Inception (January 13, 2012, the first day of trading on the Exchange) to April 30, 2012 was 9.13%. The share price total return from Fund Inception to April 30, 2012 was 9.21%.

See Notes to Financial Statements.

30

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2012, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Fund Name	Short Name
PowerShares S&P 500® High Beta Portfolio (SPHB)	"S&P 500® High Beta Portfolio"

PowerShares S&P 500® Low Volatility Portfolio (SPLV)	"S&P 500® Low Volatility Portfolio"

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)	"S&P Emerging Markets High Beta Portfolio"

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)	"S&P Emerging Markets Low Volatility portfolio"

PowerShares S&P International Developed High Beta Portfolio (IDHB)	"S&P International Developed High Beta Portfolio"

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)	"S&P International Developed Low Volatility Portfolio"

Each portfolio (each a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index"):

Fund	Index
S&P 500® High Beta Portfolio	S&P 500® High Beta Index

S&P 500® Low Volatility Portfolio	S&P 500® Low Volatility Index

S&P Emerging Markets High Beta Portfolio	S&P BMI Emerging Markets High Beta Index

S&P Emerging Markets Low Volatility Portfolio	S&P BMI Emerging Markets Low Volatility Index

S&P International Developed High Beta Portfolio	S&P BMI International Developed High Beta Index

S&P International Developed Low Volatility Portfolio	S&P BMI International Developed Low Volatility Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor

31

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

32

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Non-Correlation Risk. A Fund's return may not match the return of its Underlying Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Concentration Risk. A significant percentage of an Underlying Index may be comprised of issuers in a single industry or sector of the economy. If a Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Emerging Markets Securities Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely

33

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.

Sampling Risk. The Fund's use of a representative sampling approach will result in it holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including the

34

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund (except for S&P 500® Low Volatility Portfolio) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. S&P 500® Low Volatility declares and pays dividends monthly. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

	% of Average Daily Net Assets
S&P 500® High Beta Portfolio	0.25%
S&P 500® Low Volatility Portfolio	0.25%
S&P Emerging Markets High Beta Portfolio	0.45	%*
S&P Emerging Markets Low Volatility Portfolio	0.45	%*
S&P International Developed High Beta Portfolio	0.35	%**
S&P International Developed Low Volatility Portfolio	0.35	%**

*  The Adviser has agreed to waive a portion of its unitary management fee until April 20, 2013. After giving effect to such waiver, the Fund's net unitary management fee is 0.29% of its average daily net assets. The fee waiver may be modified or terminated by the Adviser at its discretion after April 20, 2013.

**  The Adviser has agreed to waive a portion of its unitary management fee until April 20, 2013. After giving effect to such waiver, the Fund's net unitary management fee is 0.25% of its average daily net assets. The fee waiver may be modified or terminated by the Adviser at its discretion after April 20, 2013.

35

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with Standard & Poor's Financial Services LLC (the "Licensor"). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The S&P 500® High Beta Portfolio's Adviser is a subsidiary of Invesco Ltd. and therefore Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the Fund's transactions in and earnings from the investment in Invesco Ltd. for the six-month period ended April 30, 2012.

S&P 500® High Beta Portfolio

	Value October 31, 2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2012	Dividend Income
Invesco Ltd.	$134,770	$895,611	$(174,924)	$54,179	$31,080	$940,716	$4,917

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates and discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

36

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Except for the Funds listed below, as of April 30, 2012, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the period ended April 30, 2012, there were no significant transfers between investment levels.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
S&P Emerging Markets High Beta Portfolio Equity Securities	$2,262,062	$5	$—	$2,262,067
S&P Emerging Markets Low Volatility Portfolio Equity Securities	5,420,691	17	—	5,420,708

Note 6. Tax Information

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the "Act") eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryforward will retain their character as either short-term or long-term capital losses instead of as short term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds listed below have a short-term capital loss carryforward as of April 30, 2012 which is not subject to expiration:

Capital Loss Carryforward
Short-Term
PowerShares S&P 500® High Beta Portfolio	$88,502
PowerShares S&P 500® Low Volatility Portfolio	1,848,960

Note 7. Investment Transactions

For the period ended April 30, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
S&P 500® High Beta Portfolio	$7,395,182	$7,533,055
S&P 500® Low Volatility Portfolio	131,509,515	132,375,909
S&P Emerging Markets High Beta Portfolio	2,838,441	285,678

37

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

	Purchases	Sales
S&P Emerging Markets Low Volatility Portfolio	$4,006,748	$652,140
S&P International Developed High Beta Portfolio	2,639,694	127,220
S&P International Developed Low Volatility Portfolio	125,611	130,706

For the period ended April 30, 2012, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
S&P 500® High Beta Portfolio	$80,943,735	$16,260,684
S&P 500® Low Volatility Portfolio	1,519,303,321	592,932,636
S&P Emerging Markets High Beta Portfolio	26,953	105,097
S&P Emerging Markets Low Volatility Portfolio	2,033,422	231,480
S&P International Developed High Beta Portfolio	108,215	109,592
S&P International Developed Low Volatility Portfolio	5,284,574	119,137

Gains and losses on in-kind transactions are generally not considered taxable gains and losses for Federal income tax purposes.

At April 30, 2012, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
S&P 500® High Beta Portfolio	$78,752,233	$(1,342,789)	$3,141,130	$(4,483,919)
S&P 500® Low Volatility Portfolio	1,521,698,370	65,181,497	74,984,177	(9,802,680)
S&P Emerging Markets High Beta Portfolio	2,479,696	(217,629)	38,048	(255,677)
S&P Emerging Markets Low Volatility Portfolio	5,181,537	239,171	310,660	(71,489)
S&P International Developed High Beta Portfolio	2,512,632	(207,387)	37,657	(245,044)
S&P International Developed Low Volatility Portfolio	5,172,959	197,348	226,662	(29,314)

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustees who are affiliated with the Adviser (the "Non-independent Trustees") of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares

38

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2012 (Unaudited)

Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares (100,000 Shares for S&P Emerging Markets Low Volatility Portfolio, S&P International Developed Low Volatility Portfolio, S&P Emerging Markets High Beta Portfolio and S&P International Developed High Beta Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in capital shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

39

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 19, 2012, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 54 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Convertible Securities Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares Ibbotson Alternative Completion Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW International Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares RiverFront Tactical Balanced Growth Portfolio

PowerShares RiverFront Tactical Growth & Income Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

40

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Also at the April 19, 2012 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Senior Loan Portfolio (the "Sub-Advisory Agreement"): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a "Sub-Adviser" and collectively, the "Sub-Advisers").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices for the one-year, three-year and since inception periods ended December 31, 2011, as applicable, including reports on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that for each applicable period, the correlation for each Fund, other than PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares VRDO Tax-Free Weekly Portfolio's level of correlation to its underlying index, including the Adviser's representation that a primary cause is the abnormally low yield environment and its expectation that, over time, the Fund's correlation will return to within the targeted range set forth in the Trust's registration statement. The Trustees noted that for each applicable period, the tracking error for each Fund, other than the one-year period for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio's tracking error, including the Adviser's expectation that as market volatility decreases, the Fund's tracking error will decline. The Trustees concluded that each Fund's correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

41

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage commissions and other trading expenses, taxes, interest (including for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit) and extraordinary expenses.

0.22%:  PowerShares Fundamental Investment Grade Corporate Bond Portfolio

0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® Low Volatility Portfolio

0.29%:  PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.35%:  PowerShares Build America Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio

0.40%:  PowerShares KBW International Financial Portfolio

0.45%:  PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio

0.50%:  PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio

0.75%:  PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid

42

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares S&P International Developed High Quality Portfolio, PowerShares Senior Loan Portfolio

0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

0.85%:  PowerShares FTSE RAFI Emerging Markets Portfolio

0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

0.95%:  PowerShares MENA Frontier Countries Portfolio

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients with comparable investment strategies as the Funds, except for PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares S&P 500® Low Volatility Portfolio and PowerShares Senior Loan Portfolio, and further noted the Adviser's representation that the advisory fee charged to each of these Funds was not higher than the fee the Adviser charged to its other clients with comparable investment strategies. The Trustees noted that each Fund's advisory fee was:

•  higher than the median expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, which was equal to or lower than the median expense ratio of its ETF peer funds; and there was no comparable ETF peer fund information available for PowerShares Senior Loan Portfolio); and

•  equal to or lower than the median expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares

43

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares S&P International Developed High Quality Portfolio, which was higher than the median expense ratio of its open-end index peer funds; and there was no comparable open-end index peer fund information available for PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Convertible Securities Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares Senior Loan Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds (except for the advisory fee of PowerShares CEF Income Composite Portfolio, which was higher than the median expense ratio of its open-end actively managed peer funds, and of PowerShares RiverFront Tactical Balanced Growth Portfolio, which was equal to the median expense ratio of its open-end actively-managed peer funds).

The Trustees reviewed the additional information the Adviser provided regarding PowerShares CEF Income Composite Portfolio's and PowerShares RiverFront Tactical Balanced Growth Portfolio's advisory fees. The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until April 20, 2013, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio. The Trustees determined that each Fund's advisory fee was reasonable because of the complexity of the indices, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that

44

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Also at the April 19, 2012 meeting, the Adviser proposed reducing the annual advisory fee for each of PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares MENA Frontier Countries Portfolio and PowerShares Senior Loan Portfolio effective April 20, 2012. The Board noted that the Adviser historically has been waiving a portion of its advisory fees for these Funds. The Board considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided to each of these Funds in connection with the amendment to the Investment Advisory Agreement to reflect the advisory fee changes. The Board concluded for each of these Funds that the reduced advisory fee was appropriate, and determined to approve the amended Investment Advisory Agreement, effective April 20, 2012.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio at a meeting held on April 19, 2012. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the PowerShares Senior Loan Portfolio's assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

45

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco's affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement, as well as any profits or losses realized by the Sub-Adviser from its relationship to the PowerShares Senior Loan Portfolio. The Trustees concluded that the estimated profitability to the Sub-Adviser of the sub-advisory services provided to the PowerShares Senior Loan Portfolio was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as the PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio. No single factor was determinative in the Board's analysis.

46

Board Considerations Regarding Approval of Investment Advisory Agreement for New PowerShares Portfolios

At a meeting held on December 13, 2011, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio and PowerShares S&P Emerging Markets Low Volatility Portfolio (each a "Fund" and collectively, the "Funds").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized as a Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered and amounts paid to other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with the Funds. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Funds, information describing the Adviser's current organization and staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of each Fund, and considered the quality of services provided by the Adviser to other exchange-traded funds ("ETFs"). The Trustees also reviewed information related to the Adviser's portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Funds.

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided by the Adviser to each Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's proposed advisory fee, as compared to information compiled from Lipper Inc. databases on the average and median net expense ratios of comparable ETF peers, as well as the average and median net expense ratios of each Fund's Lipper peer group, which includes ETF and non-ETF funds. The Trustees also noted the information compiled by the Adviser from Lipper Inc. databases on the advisory fees and net expense ratios of various types of ETFs and open-end actively managed funds that they had received in connection with the 2011 contract renewal process for other ETFs for which the Adviser serves as investment adviser. The Trustees noted that the annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund except brokerage commissions and other trading expenses, taxes, interest and extraordinary expenses. The

47

Board Considerations Regarding Approval of Investment Advisory Agreement for New PowerShares Portfolios (Continued)

Trustees noted that each Fund's unitary advisory fee generally was within an acceptable range of the average and median advisory fees and net expense ratios of the ETFs in its ETF universe and of the Fund's Lipper peer group. The Trustees considered that the Adviser agreed to waive a portion of its advisory fee at least until April 20, 2013 for each Fund. The Trustees also considered each Fund's proposed advisory fee in light of the higher administrative, operational and management oversight costs. The Trustees noted that each Fund's licensing fee was payable out of the unitary fee to be charged to the Fund. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the costs of services for each Fund and the fees to be paid by the Adviser. The Trustees considered information provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship with other ETFs for which it serves as investment adviser. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to each Fund appeared to be reasonable in comparison with the cost of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of a Fund would be enjoyed by the Adviser, but that a unitary fee provides certainty in expenses for a Fund. The Trustees considered whether the advisory fee rate for each Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

48

PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2012 Invesco PowerShares Capital Management LLC  P-PS-SAR-12

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)                              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)                             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics

Not required for a semi-annual report.

(a)(2) Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3) Not Applicable.

(b) Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	July 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	July 2, 2012

By:	/s/ Sheri L. Morris

Name:	Sheri L. Morris
Title:	Treasurer

Date:	July 2, 2012